PRINCIPAL CASH MANAGEMENT FUND, INC.
                   680 8th Street, Des Moines, Iowa 50392-2080
                                 April 18, 2005
Dear Shareholder:
         A special meeting of shareholders of the Principal Cash Management Fund, Inc. will be held at 2:00 p.m., Central Daylight Time, on June 16, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080, to consider a proposed reorganization providing for the combination of the Principal Cash Management Fund, Inc. (the "Acquired Fund"), one of the separate funds commonly and collectively known as the Principal Mutual Funds ("PMF"), into the Money Market Fund (the "Acquiring Fund"), a separate series of Principal Investors Fund, Inc. ("PIF") (the "Combination"). The Combination is described in detail in the enclosed Proxy Statement/Prospectus.
         The Combination is part of a larger proposed reorganization providing for the combination of each of the PMF funds into corresponding separate series of PIF (the "Reorganization"). The Board of Directors of each of the PMF funds has unanimously approved the Reorganization. All the PMF and PIF funds are sponsored by Principal Life Insurance Company and have the same investment advisor, Principal Management Corporation. The Board of each of the PMF funds believes the Reorganization will address the persistent distribution issues of the PMF funds by combining them into the PIF funds, which are experiencing significant net sales. Combining the PMF funds into PIF is intended to create a larger fund family that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs.
         The Board of the Acquired Fund believes that the Combination of the Acquired and Acquiring Funds will also benefit you for other reasons. Both Funds are money market funds that have substantially similar investment objectives and strategies. The Acquiring Fund has a lower management fee and is expected to have lower overall expenses than the Acquired Fund, and the Acquiring Fund has generally performed better than the Acquired Fund during the period in which both have been operational. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Acquired Fund.
         Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy ballot for the shares of the Acquired Fund owned by you as of March 23, 2005, the record date for the meeting. Please read these materials carefully. In order for your shares to be voted at the meeting, you are urged promptly to complete and mail your proxy ballot(s) in the enclosed postage-paid envelope, allowing sufficient time for its receipt by June 15, 2005.
         We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the Combination or need additional information, please call us toll-free at 1-888-999-5346.
                               Sincerely,

                                /s/ Ralph C. Eucher
                               Ralph C. Eucher
                               President and Chief Executive Officer

                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                                 680 8th Street

                           Des Moines, Iowa 50392-2080
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 16, 2005

To the Shareholders of the Principal Cash Management Fund, Inc.:

         Notice is hereby given that a Special Meeting of the Shareholders (the "Meeting") of the Principal Cash Management Fund, Inc. will be held at 2:00 p.m., Central Daylight Time, on June 16, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The Meeting is being held to consider and vote on the following proposals as well as any other business that may properly come before the meeting or any adjournment thereof:
Proposal 1        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Cash Management Fund, Inc. (the "Acquired Fund") into the Money Market Fund (the
                  "Acquiring Fund"), a separate series of Principal Investors
                  Fund, Inc.

Proposal 2        Election of the Board of Directors of the Principal Cash
                  Management Fund, Inc.

     The Board of Directors of the Principal Cash Management Fund, Inc. recommends that shareholders vote FOR Proposal 1 and FOR the election of all nominees for Director.

     Approval of the Proposal 1 will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Fund. To be elected a Director of the Principal Cash Management Fund, Inc., a nominee must receive the affirmative vote of the holders of a plurality of the shares of the Fund voted in the election of Directors at the meeting.

     Each shareholder of record at the close of business on March 23, 2005 is entitled to receive notice of and to vote at the meeting.

     Please read the attached Proxy Statement/Prospectus.

                                        By order of the Boards of Directors


                                        A. S. Filean
                                        Senior Vice President and Secretary
April 18, 2005
Des Moines, Iowa.


Principal Cash Management Fund, Inc.              Principal Investors Fund, Inc.
         680 8th Street                                 680 8th Street
   Des Moines, Iowa 50392-2080                     Des Moines, Iowa 50392-2080
                            -------------------------

                           PROXY STATEMENT/PROSPECTUS

 Relating to the Acquisition of All the Assets, Subject to All the Liabilities,
                  of the Principal Cash Management Fund, Inc.,
            by and in Exchange for Class A and Class B Shares of the Money Market Fund, a Separate Series of Principal Investors Fund, Inc.

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Principal Cash Management Fund, Inc. (the "Acquired Fund"), of proxies to be used at a Special Meeting of Shareholders of the Acquired Fund to be held at 2:00 p.m., Central Daylight Time on June 16, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080 (the "Meeting"). This Proxy Statement/Prospectus is first being mailed to shareholders on or about April 18, 2005.
         At the Meeting, shareholders of the Acquired Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Fund, one of the separate funds commonly and collectively known as the Principal Mutual Funds ("PMF"), into the Money Market Fund (the "Acquiring Fund"), a separate series of Principal Investors Fund, Inc. ("PIF") (the "Combination"). Under the Plan, (i) all the assets, subject to all of the liabilities, of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund; (ii) holders of Class A shares of the Acquired Fund will receive that number of Class A shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class A shares of the Acquired Fund at such time; (iii) holders of Class B shares of the Acquired Fund will receive that number of Class B shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class B shares of the Acquired Fund at such time; and (iv) the Acquired Fund will be liquidated and dissolved. If approved by the shareholders, the Combination is expected to become effective as of the close of regularly scheduled trading on the New York Stock Exchange on June 30, 2005. The terms and conditions of the Combination are more fully described in this Proxy Statement/Prospectus and in the Agreement and Plan of Reorganization attached hereto as Appendix A.
         This Proxy Statement/Prospectus sets forth concisely the information you should know before voting on the proposed Combination. You should retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of the Acquired Fund and PIF contain additional information about the investments of, respectively, the Acquired Fund and the Acquiring Fund. Copies of these reports, which contain discussions of the market conditions and investment strategies that significantly affected such Funds during their fiscal years ended October 31, 2004, may be obtained at no charge by calling the respective toll free numbers listed below for the Acquired Fund and PIF.
         The following documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Proxy Statement/Prospectus:

o The Preliminary Prospectus of PIF           A copy of the PIF Prospectus accompanies this Proxy Statement/ Prospectus.
(relating to the Acquiring Fund) dated
March 11, 2005 (the "PIF Prospectus").

o The Statement of Additional Information     Copies of the Statement of Additional Information are available at no charge by
dated April 18, 2005 relating to this         writing to PIF at the above address or by calling toll free at 1-800-247-4123.
Proxy Statement/Prospectus (the "Statement
of Additional Information").

o The Prospectus of the Acquired Fund dated   Copies of the PMF Prospectus and the PMF SAI are available at no charge by
March 1, 2005 (the "PMF Prospectus").         writing to PMF at the above address or by calling toll free at 1-800-247-4123.

o The Statement of Additional Information of the Acquired Fund dated March 1, 2005
(the "PMF SAI").

         Shareholders who have questions about the Combination or this Proxy Statement/Prospectus may call toll-free at 1-888-999-5346.
         The Acquired Fund and PIF are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and file reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549-0102 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to public info@sec.gov or by writing to the SEC's Public Reference Room.
         The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Proxy Statement/Prospectus
                               is April 18, 2005.

                           PROXY STATEMENT/PROSPECTUS

                                Table of Contents

                                                                           Page
Introduction  .............................................................. 6
Proposal 1      Approval of Agreement and Plan of Reorganization
                providing for the Combination of the Principal Cash
                Management Fund, Inc. into the PIF Money Market Fund........ 9
Proposal 2      Election of the Board of Directors of the Principal
                Cash Management Fund, Inc. .................................19
Information About the Reorganization and the Combination       .............30
     Agreement and Plan of Reorganization...................................30
     Reasons for the Reorganization and the Combination.....................31
     Board Consideration of the Reorganization..............................32
     Description of Securities to Be Issued.................................34
     Federal Income Tax Consequences........................................35
Capitalization  ............................................................36
Comparative Information About the Acquired and Acquiring Funds         .....37
     Multiple Classes of Shares.............................................37
     Rule 12b-1 Fees........................................................38
     Costs of Investing.....................................................38
     Purchases, Redemptions and Exchanges of Shares.........................42
     Frequent Trading and Market Timing (Abusive Trading Practices) ........43
     Dividends and Distributions............................................44
     Fundamental Investment Restrictions....................................45
Voting Information   .......................................................46
Legal Matters   ............................................................47
Financial Statements    ....................................................47
Other   ....................................................................48

Appendix A -  Agreement and Plan of Reorganization..........................49
Appendix B -  Comparison of Fundamental Investment Restrictions.............67
Appendix C -  Certain Investment Strategies and Related Risks...............71
Appendix D -  Debt Security Ratings.........................................77
Appendix E -  Audit and Nominating Committee Charter........................80
Appendix F -  Outstanding Shares and Share Ownership........................84
Appendix G -  Additional Performance Information............................87

                                  INTRODUCTION
         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Principal Cash Management Fund, Inc. of proxies to be used at a Special Meeting of Shareholders of the Acquired Fund to be held at 2:00 p.m., Central Daylight Time on June 16, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The purpose of the Meeting is for the shareholders of the Acquired Fund to consider the proposed reorganization providing for the Combination of the Acquired Fund into the Acquiring Fund, a separate series of PIF. Each shareholder of record of the Acquired Fund at the close of business on March 23, 2005 (the "Record Date") is entitled to one vote at the Meeting for each share (and fractional votes for fractional shares) of the Acquired Fund held.

         Principal Cash Management Fund, Inc. and PIF. The Acquired Fund is a Maryland corporation and an open-end management investment company, commonly known as a mutual fund, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As stated above, it is one of the separate funds commonly and collectively known as the Principal Mutual Funds ("PMF" or the "PMF Funds"). The shares of the Acquired Fund are offered to the public in two classes: Class A shares and Class B shares. PIF is also a Maryland corporation and an open-end management investment company registered under the 1940 Act. PIF is a "series" mutual fund and currently offers 54 separate series, or portfolios, including the Acquiring Fund (the "PIF Funds"). The shares of the Acquiring Fund are currently offered mainly to retirement plans and individual retirement accounts. In connection with the Combination, the Acquiring Fund will issue two new classes of shares, Class A shares and Class B shares, and after the Combination, will offer these new shares to the public as well as continuing to sell its current classes of shares to retirement plans and individual retirement accounts. See "Comparative Information About the Acquired and Acquiring Funds - Multiple Classes of Shares" below.

         The sponsor of the PMF Funds and of PIF is Principal Life Insurance Company ("Principal Life"), the investment advisor to the PMF Funds and PIF is Principal Management Corporation (the "Manager") and the principal underwriter for the PMF Funds and for PIF is Princor Financial Services Corporation ("Princor"). Principal Global Investors LLC ("Principal Global") is the Sub-Advisor for the Acquiring Fund. Principal Life, an insurance company organized in 1879 under the laws of Iowa, the Manager, Princor and Principal Global are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. Their address is the Principal Financial Group, Des Moines, Iowa 50392-2080.

         Investment Management. The Manager has entered into a Management Agreement with the Acquired Fund and with PIF with respect to the Acquiring Fund. In the Management Agreement, the Manager agrees to provide investment advisory services and certain corporate administrative services to the Funds. As permitted by the Management Agreement, the Manager has entered into a Sub-Advisory Agreement with Principal Global with respect to the Acquiring Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for the Fund. The Sub-Advisor is compensated by the Manager, not by the Fund. Each of the Manager and Principal Global is registered as an investment adviser under the Investment Advisers Act of 1940.

         The Combination and the Reorganization. At a meeting held on February 24, 2005, the Board of Directors of the Acquired Fund, including all the Directors who are not "interested persons" (as defined in the 1940 Act) of the Acquired Fund (the "Independent Directors"), unanimously approved an Agreement and Plan of Reorganization (the "Plan") providing for the Combination of the Acquired Fund into the Acquiring Fund. The Combination is part of a larger reorganization unanimously approved by the Board of Directors of each of the PMF Funds providing for the combination of all of the PMF Funds into corresponding PIF Funds (the "Reorganization"). Combining the PMF Funds into PIF is intended to address persistent distribution issues of the PMF Funds by combining them into PIF Funds, which are experiencing significant net sales, and to create a larger family of funds sponsored by Principal Life and managed by the Manager that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs. The PMF Funds and the corresponding PIF Funds into which they are proposed to be combined are identified in the Plan which is attached hereto as Appendix A. Because you are one of many shareholders who invest in the Acquired Fund but not in other PMF Funds, you are receiving this Proxy Statement/Prospectus which relates only to the Combination of the Acquired into the Acquiring Fund and not also to the combinations of other PMF Funds into other PIF Funds.
         With respect to the Combination, the Board of Directors believes that the expected advantages to shareholders outweigh any disadvantages, that the Combination will be in the best interests of shareholders, and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Combination. Particular factors that the Board considered in approving the Combination are discussed in Proposal 1 below under "Board Consideration of the Combination." Factors that the Board considered in deciding to approve the Reorganization generally are discussed below under "Information About the Reorganization and the Combination - Board Consideration of the Reorganization."
         Election of Board of Directors of Acquired Fund. Although the Reorganization contemplates that the Acquired Fund will be combined into PIF and will thereafter no longer operate as a separate fund, it is possible that shareholders of the Acquired Fund will not approve the Reorganization and that it will consequently continue as a separate fund pending further action by its Board of Directors. The Board of Directors of the Acquired Fund has determined that, in view of such possibility and to avoid the expense of having another proxy solicitation and shareholders meeting following the Combination, the shareholders of the Acquired Fund will also be asked at the Meeting to elect the Board of Directors of the Fund. Each person who is a current Director and nominee for election to the Board of Directors of the Acquired Fund is also a Director of the other PMF Funds and of PIF. See Proposal 2 ("Election of the Board of Directors of the Principal Cash Management Fund, Inc.").
         PIF Shareholders Meeting. The Board of Directors of PIF, at a meeting held on February 24, 2005, called a meeting of shareholders of PIF for May 26, 2005 at which the shareholders of PIF will be asked to approve a number of matters (the "PIF Shareholders Meeting"). The matters relating to the Acquiring Fund include proposals to:

(i) reclassify the investment objective of the Acquiring Fund from a "fundamental" investment policy, which may not be changed without shareholder approval, to a "non-fundamental" investment policy which may be changed by the Board without shareholder approval;

(ii) amend the PIF Articles of Incorporation to permit the PIF Board of Directors, without shareholder approval: (a) to approve combinations involving the PIF Funds; (b) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (c) to designate a class of shares of a PIF Fund as a separate series or PIF Fund, all for purposes of facilitating future combinations of PIF Funds that the PIF Board determines are in the best interests of the affected shareholders (see "Information About the Reorganization and the Combination - Description of Securities to Be Issued");

(iii)amend the fundamental investment restriction of the Acquiring Fund with respect to borrowing to authorize the Acquiring Fund to borrow to the maximum extent permitted by the 1940 Act (see "Comparative Information About the Acquired and Acquiring Funds - Fundamental Investment Restrictions"); and

(iv) permit the Manager to select and contract with Sub-Advisors (other than Sub-Advisors affiliated with the Manager), after approval by the PIF Board but without shareholder approval, for the Acquiring Fund (the shareholders of the Acquired Fund have previously authorized such procedures with respect to the Acquired Fund).

     The impact of certain of these proposals on the Combination is discussed under Proposal 1 below. The impact of other proposals is discussed as indicated above under "Information About the Reorganization and the Combination" and "Comparative Information About the Acquired and Acquiring Funds."

                                   PROPOSAL 1

                APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
                         PROVIDING FOR THE COMBINATION
                  OF THE PRINCIPAL CASH MANAGEMENT FUND, INC.,
                         INTO THE PIF MONEY MARKET FUND

     Shareholders of the Principal Cash Management Fund, Inc. (the "Acquired Fund") are being asked to approve the Combination of that Fund into the PIF Money Market Fund (the "Acquiring Fund").

                                    Overview

     At a meeting held on February 24, 2005, the Board of Directors of the Acquired Fund, including all the Directors who are not "interested persons" (as defined in the 1940 Act) of the Acquired Fund (the "Independent Directors"), unanimously approved an Agreement and Plan of Reorganization (the "Plan") providing for the Combination of the Acquired Fund into the Acquiring Fund. Under the Plan, (i) all the assets, subject to all the liabilities, of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund; (ii) holders of Class A shares of the Acquired Fund will receive that number of Class A shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class A shares of the Acquired Fund at such time; (iii) holders of Class B shares of the Acquired Fund will receive that number of Class B shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class B shares of the Acquired Fund at such time; and (iv) the Acquired Fund will be liquidated and dissolved. As a result of the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. If the Combination is approved by the shareholders of the Acquired Fund, the Combination is expected to become effective as of the close of trading on the New York Stock Exchange on the closing date of the Reorganization (the "Effective Time"). The closing date of the Reorganization is currently expected to be June 30, 2005 (the "Closing Date").

     No gain or loss will be recognized by the Acquired Fund, Acquiring Fund or shareholders of the Acquired Fund for federal income tax purposes as a result of the Combination. See "Information About the Combination - Federal Income Tax Consequences."

     The Combination will not result in any material change in the purchase, redemption and exchange procedures followed with respect to shares. See "Comparative Information About the Acquired and Acquiring Funds - Purchases, Redemptions and Exchanges of Shares."

     The expenses of the Combination are expenses of the larger Reorganization involving all the PMF Funds. Under the Plan, the first $1,000,000 of the expenses relating to the proposed Reorganization will be allocated among the PMF Funds, including the Acquired Fund, based on the ratio of the open accounts of each PMF Fund to the open accounts of all the PMF Funds as of the close of business on February 28, 2005. With certain variations not affecting the Acquired Fund, the Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses. See "Information About the Reorganization and the Combination - Agreement and Plan of Reorganization."

     The impact of the Combination on the Acquiring Fund is reflected in the information provided under "Capitalization" below. Completion of the Combination is not contingent on approval by shareholders of the Acquiring Fund.

                   Comparison of Acquired and Acquiring Funds

                    Principal Cash
                 Management Fund, Inc.                PIF Money Market Fund
                    (Acquired Fund)                     (Acquiring Fund)
Business           A separate fund.                 A separate series of PIF.
Net assets as
of 10/31/2004:       $322,411,124                         $218,717,812

Investment        The Manager directly           Principal Global is the Sub-
Sub-Advisors:     manages the Acquired           Advisor to the Acquiring
                  Fund.                          Fund.

Portfolio       The portfolio managers for both Funds are:
Managers:       o Tracy Reeg, Portfolio Manager, specializing in management and research for the short-term money market portfolios;
                  and
                o Alice Robertson, Senior Trader and money market portfolio manager.

Investment      The Acquired Fund seeks as        The Acquiring Fund seeks as
Objectives:     high a level of income available  high a level of current income from short-term securities as is  as is considered consistent
                considered consistent with        with preservation of principal
                preservation of principal and     and maintenance of liquidity.
                maintenance of liquidity by
                investing in a portfolio of money
                market instruments.
Main            Both Funds invest in high quality, short-term money market
Investment      instruments denominated in U.S. dollars which are believed to
Strategies:     present minimal credit risks. At the time of purchase, each security is an "eligible security" as defined in regulations issued under the 1940 Act. Both Funds maintain a dollar weighted average portfolio maturity of 90 days or less and generally hold investments until maturity. However, both Funds may sell a security before it matures: o to take advantage of market variations; o to generate cash to cover sales of shares by fund shareholders; or o upon revised credit opinions of the security's issuer.
                  The sale of a security by either Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. Both Funds may borrow money to cover the sale of their shares.

               It is the policy of both Funds to be as fully invested as possible to maximize current income. Securities in which both Funds invest include:
               o securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
               o securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
               o bank obligations, including certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank or bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions;
               o commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
               o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Funds has 397 days or less remaining to maturity;
                o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
                o taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

                Among the certificates of deposit typically held by both Funds are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Fundamental     Each of the Funds is subject to "fundamental"  investment
Investment      restrictions which may not be changed without the approval of
Restrictions:   the shareholders of the Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities. For a comparison of the fundamental restrictions of the Funds, see Appendix B to this Proxy Statement/Prospectus.
                See also "Comparative Information About the Acquired and
                Acquiring Funds - Fundamental Investment Restrictions."
Temporary       For temporary defensive purposes in times of unusual or
Defensive       adverse market conditions, both Funds may invest without limit
Investing:      in cash and cash equivalents (which include bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt instruments without a fixed maturity). In addition, both Funds may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such defensive measures, either Fund may fail to achieve its investment objective.
         Because both of the Acquired and Acquiring Funds are money market funds that seek as high a level of current income as is considered consistent with a preservation of principal and maintenance of liquidity by investing in high quality, short-term money market instruments, they have substantially the same investment objectives and strategies.
         Additional information about the investment policies and strategies of the Funds and the types of securities in which they can invest is set forth in Appendix C to this Proxy Statement/Prospectus and, with respect to the Acquired and Acquiring Funds, respectively, in the PMF SAI and the Statement of Additional Information.
         For an explanation of debt security ratings, see Appendix D to this Proxy Statement/Prospectus.
         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.
         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the Acquired and Acquiring Funds
- Costs of Investing," below.
                                   Principal Cash              PIF Money
                                   Management Fund            Market Fund
                                   (Acquired Fund)         (Acquiring Fund)
                                 Class A      Class B      Class A    Class B
Maximum sales charge
imposed on purchases
(as a % of  offering price):      None         None         None       None

Maximum Contingent
Deferred Sales Charge
(CDSC) (as a % of dollars
subject to charge):             0.75%(1)     4.00%(2)     0.75%(1)   4.00%(2)

Redemption or Exchange
Fee (as a % of amount
redeemed/exchanged):              None         None         None       None
------------------
(1) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(2) CDSCs are reduced after 12 months and eliminated after 6 years. Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Date.
                         Annual Fund Operating Expenses
                                                                     Total Fund
                                    Management    12b-1      Other    Operating
                                       Fees     Expenses   Expenses   Expenses
Principal Cash Management Fund
   (Acquired Fund)          Class A     0.44%      None       0.24%      0.68%
                            Class B     0.44%      0.22%      0.30%     0.96%*
PIF Money Market Fund       Class A     0.40%      None       0.23%      0.63%
   (Acquiring Fund)         Class B     0.40%      0.22%      0.30%      0.92%
-------------
* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended October 31, 2004. If such expense limit were reflected in the table, the Acquired Fund's "Total Fund Operating Expenses" would be 0.89% for Class B shares.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                        1 Year    3 Years   5 Years  10 Years
                                        ------    -------   -------  --------
If you sell your shares at the end of the period:
   Principal Cash Management Fund
     (Acquired Fund)       Class A        $69      $218      $379       $847
                           Class B       $514      $644      $775     $1,062
   PIF Money Market Fund
     (Acquiring Fund)      Class A        $64      $202      $351       $786
                           Class B       $510      $632      $754     $1,010
If you do not sell your shares at the end of the period:
   Principal Cash Management Fund
     (Acquired Fund)       Class A        $69      $218      $379       $847
                           Class B        $98     $306       $531      $1,062
   PIF Money Market Fund
     (Acquiring Fund)      Class A        $64      $202      $351       $786
                           Class B        $94      $293      $509     $1,010

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

               Principal Cash                             PIF Money
              Management Fund                           Market Fund
               (Acquired Fund)                        (Acquiring Fund)
      0.50% of the first $100 million;          0.40% of the first 500 million;
        0.45% of the next $100 million;         0.39% of the next $500 million;
         0.40% of the next $100 million;        0.38% of the next $500 million; and
     0.35% of the next $100 million; and        0.37% of the excess over $1.5 billion
     0.30% of the excess over $400 million of        of average daily net assets.
          average daily net assets.

         The Manager directly manages the Acquired Fund. Principal Global, the Sub-Advisor to the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services to the Acquiring Fund, the Sub-Advisor is paid a fee by the Manager, and not by the Fund.
         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds are money market funds that seek as high a level of current income as is considered consistent with a preservation of principal and maintenance of liquidity by investing in high quality, short-term money market instruments, they have substantially the same risks. The main risks include:

Market Risk:    As with all mutual funds, the value of each Fund's assets may rise or fall. Although both Funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Funds. Any investment in the Funds is not guaranteed by the Federal Deposit Insurance Corporation or any
                other government agency.

Credit Risk:    Credit risk pertains to the issuer's ability to make scheduled principal or interest payments.  This may reduce either
                Fund's stream of income and decrease its yield.

Interest        The value of both Funds' shares are directly impacted by trends
Rate Risk:      in interest rates.  If interest rates rise, the value of debt securities generally will fall.

Repurchase      Both Funds may invest in repurchase agreements with
Agreements      commercial banks, brokers and dealers considered by the
Risk:           Manager for the Acquired Fund or the Sub-Advisor for the
                Acquiring Fund to be creditworthy.  Default or insolvency of the other party is a potential risk to both Funds.

U.S.            Both Funds may invest in securities issued by government-
Government      sponsored enterprises.  Although the issuing agency,
Security        instrumentality or corporation may be chartered or sponsored by
Risk:           the U.S. government, its securities are neither issued nor guaranteed by the U.S. Treasury.

Eurodollar      Eurodollar and Yankee obligations have risks similar to U.S.
and Yankee      money market instruments, such as income risk and credit risk.
Obligations     Other risks of Eurodollar and Yankee obligations include the
Risk:           possibilities that a foreign government will not let U.S. dollar-
                denominated assets leave the country, the banks that
                issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or
                economic developments will affect investments in a foreign country.

         The risks of investing in the Acquiring Fund are more fully described in the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI.

                                   Performance
         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.
Average Annual Total Returns (%) for periods ended December 31, 2004

                                Past     Past   Past  10  Life of    Inception
                               1 Year   5 Years   Years    Fund        Date
                               --------------------------------------------
Principal Cash Management Fund
   (Acquired Fund)
     Class A                    0.74%    2.39%    3.71%     N/A     03/02/1983
     Class B                    0.56%    1.91%    3.18%     N/A     12/09/1994
PIF Money Market Fund
   (Acquiring Fund)
Institutional Class                                                 03/01/2001
     Class A                    0.78%     N/A      N/A     1.43%
     Class B                    0.49%     N/A      N/A     1.13%

                     Board Consideration of the Combination
         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the larger Reorganization of all the PMF Funds into PIF at its February 24, 2005, meeting are described below under "Information About the Reorganization and the Combination - Board Consideration of the Reorganization."
         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:
     o The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;
     o It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Combination (and the Reorganization);
     o The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;
     o Principal Global, as the Sub-Advisor to the Acquiring Fund, may be expected to provide at least the same quality of investment advisory services and personnel (the Funds currently have some of the same portfolio managers) as have been provided by the Manager as the Advisor to the Acquired Fund;
     o The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospects of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;
     o The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and
     o The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 2
                       ELECTION OF THE BOARD OF DIRECTORS
                   OF THE PRINCIPAL CASH MANAGEMENT FUND, INC.

     Shareholders of the Principal Cash Management Fund, Inc. are being asked to elect its Board of Directors. For convenience, references under this Proposal to the "Fund" are to the Principal Cash Management Fund, Inc.

     The Board has set the number of Directors at nine. Each Director will serve until the next meeting of shareholders or until a successor is elected and qualified. Unless you do not authorize it, your proxy ballot will be voted in favor of the nine nominees listed below. All of the nominees currently serve as Directors.

         Each nominee has agreed to be named in this Proxy Statement/Prospectus and to serve if elected. The Board has no reason to believe that any of the nominees will become unavailable for election as a Director. However, if that should occur before the meeting, your proxy ballot will be voted for the individuals recommended by the Board to fill the vacancies. The following table presents certain information regarding the current Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those nominees who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those nominees who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the 24 investment companies (with a total of 106 portfolios as of December 31, 2004) sponsored by Principal Life: the PMF Funds, including the Fund, PIF and Principal Variable Contracts Fund, Inc. ("PVC") (collectively, the "Fund Complex").

                                                             Independent Directors

                                                                                                     Other
Name, Address              Position(s)                 Principal Occupation(s)                           Directorships
and Age                    Held with PIF               During the Past 5 Years                           Held
Elizabeth Ballantine       Director (since 2004),      Principal, EBA Associates                         The McClatchy
1113 Basil Road            Member of Audit and         (consulting and investments)                      Company
McLean, VA                 Nominating Committee
Age: 56

James D. Davis             Director (since 1993),      Retired.  Formerly, Vice President,               None
4940 Center Court          Member of Audit and         Deere & Company
Bettendorf, IA             Nominating Committee        (machinery and equipment)
Age: 71

Richard W. Gilbert         Director (since 2000),      President, Gilbert Communications, Inc.           Calamos Asset,
5040 Arbor Lane, #302      Member of Audit and         (management advisory services)                    Management, Inc.
Northfield, IL             Nominating Committee
Age: 64

Mark A. Grimmett           Director (since 2004),      Executive Vice President and CFO, since 2000,     None
6310 Deerfield Avenue      Member of Audit and         and prior thereto, Vice President and CFO,
San Gabriel, CA            Nominating Committee        Merle Norman Cosmetics, Inc.
Age: 45                                                (manufactures and distributes skin care

William C. Kimball         Director (since 1999),      Retired. Formerly, Chairman and CEO,              Casey's General
3094 104th                 Member of Audit and         Medicap Pharmacies Inc.                           Stores, Inc.
Urbandale, IA              Nominating Committee        (chain of retail pharmacies)
Age: 57

Barbara A. Lukavsky        Director (since 1993),      President and CEO, Barbican Enterprises, Inc.     None
100 Market Street          Member of Audit and         (holding company for franchises in the
Des Moines, IA 50309       Nominating Committee,       cosmetics industry)
Age: 64                    Member of Executive
                           Committee

                                                         Interested Directors

                                                      Positions with the Manager and Its                          Other
Name, Address              Position(s)                Affiliates; Principal Occupation(s)                         Directorships
and Age                    Held with PIF              During the Past 5 Years                                     Held
John E. Aschenbrenner      Director (since 1998)      Director, the Manager and Princor since 1998.                None
711 High Street                                       President, Insurance and Financial Services,
Des Moines, Iowa 50392                                Principal Financial Group, Inc., since 2003.
Age: 55                                               Executive Vice President, 2000-2003, and prior
                                                      thereto, Senior Vice President, Principal Life

Ralph C. Eucher            Director, President and    Director, President and Chief Executive Officer,             None
711 High Street            Chief Executive Officer,   the Manager and Princor since 1999.  Senior Vice
Des Moines, Iowa 50392     Member of Executive        President, since 2002, Vice President, 1999-2002,
Age: 52                    Committee (since 1999)     and prior thereto, Second Vice President, Principal

Larry D. Zimpleman         Director, Chairman         Life Chairman and Director, the Manager and Princor          None
711 High Street            of the Board, Member of    since 2001.  President, Retirement and Investor
Des Moines, Iowa 50392     Executive Committee        Services, Principal Financial Group, Inc. since 2003.
Age: 53                    (since 2001)               Executive Vice President, 2001-2003, and prior
                                                      thereto, Senior Vice President, Principal Life

     During the last fiscal year of the Fund, the Board of Directors held seven meetings. Each of the Directors of the Fund attended 100% of the meetings of the Board and of the committees of which the Director was a member, except for two Directors who attended at least 85% of such meetings.

     Correspondence intended for the Board or for an individual Director may be sent to the attention of the Board or the individual Director at 680 8th Street, Des Moines, Iowa 50392-2080. All communications addressed to the Board or to an individual Director received by the Fund are forwarded to the full Board or to the individual Director.

Officers of the Fund

     The following table presents certain information regarding the current officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

                                                                   Officers

Name, Address              Position(s) Held                 Principal Occupation(s)
and Age                    with PIF                         During the Past 5 Years
Craig L Bassett            Treasurer (since 1993)           Vice President and Treasurer, Principal Life
711 High Street
Des Moines, Iowa 50392
Age: 53

Michael J. Beer            Executive Vice President,        Executive Vice President and Chief Operating Officer,
711 High Street            Principal Accounting Officer     the Manager and Princor
Des Moines, Iowa 50392     (since 1993)
Age: 44

David J. Brown             Chief Compliance Officer         Vice President, Product & Distribution Compliance,
711 High Street            (since 2004)                     Principal Life; Senior Vice President, the Manager,
Des Moines, Iowa 50392                                      since 2004; Senior Vice President, Princor, since 2003,
Age: 45                                                     and prior thereto, Vice President, the Manager and Princor

Jill R. Brown              Vice President and Chief         Vice President and Chief Financial Officer, Princor,
711 High Street            Financial Officer (since 2003)   since 2003, and prior thereto,
Assistant Financial
Des Moines, Iowa 50392                                      Controller, Principal Life
Age: 37

Arthur S. Filean           Senior Vice President and        Senior Vice President, since 2000, and prior thereto,
711 High Street            Secretary (since 1993)           Vice President, the Manager and Princor
Des Moines, Iowa 50392
Age: 66

Ernest H. Gillum           Vice President and Assistant     Vice President and Chief Compliance Officer, the Manager,
711 High Street            Secretary (since 1993)           since 2004, and prior thereto, Vice President, Compliance and
Des Moines, Iowa 50392                                      Product Development, the Manager
Age: 49

David W. Miles             Senior Vice President            Senior Vice President--Product Development, the Manager and
711 High Street            (since 2005)                     Princor, and Second Vice President, Principal Financial Group, Inc.,
Des Moines, Iowa 50392                                      since 2005, and prior thereto, Executive Vice President, Amcore
Age: 47                                                     Financial, Inc. (banking)

Layne A. Rasmussen         Controller (since 1993)          Vice President and Controller -- Mutual Funds, the Manager
711 High Street
Des Moines, Iowa 50392
Age: 46

Michael D. Roughton        Counsel (since 1993)             Vice President and Senior Securities Counsel, Principal Financial
711 High Street                                             Group, Inc.; Senior Vice President and Counsel, the Manager and
Des Moines, Iowa 50392                                      Princor; and Counsel, Principal Global
Age: 53

Board Committees

     Audit  and  Nominating  Committee.  The Fund has an  Audit  and  Nominating
Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

         The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. The Committee also receives reports about accounting and financial matters affecting the Fund.
         The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by the Fund shareholders. Recommendations should be submitted in writing to the Fund at 680 8th Street, Des Moines, Iowa 50392-2080. The Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the individual strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
         The Board approved the Audit and Nominating Committee Charter on September 13, 2004. The Charter is not available on the Fund website. A copy of the Charter is attached as Appendix E to this Proxy Statement/Prospectus.
         Executive Committee. The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. During the last fiscal year, the Committee did not meet.

Compensation

         The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.
         The following table provides information regarding the compensation received by the Independent Directors from the PMF Funds, including the Fund, and from the Fund Complex during the fiscal year ended October 31, 2004. The Fund does not provide retirement benefits to any of the Directors.

     Director                     PMF Funds                 Fund Complex
------------------------------------------------------------------------
Elizabeth Ballantine*                 --                           --
James D. Davis                     $20,241                     $79,750
Richard W. Gilbert                 $20,241                     $79,750
Mark A. Grimmett**                 $15,255                     $64,093
William C. Kimball                 $20,241                     $79,750
Barbara A. Lukavsky                $20,241                     $79,750
---------------
*   Ms. Ballantine did not become a Director until December 2004.
**  Mr. Grimmett did not become a Director until March 2004.

Share Ownership
         The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of March 3, 2005. As indicated above, the Fund Complex includes the PMF Funds, the PIF Funds and the separate series of PVC. For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the PIF Funds. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:
  A - $0 D - $50,001 up to and including $100,000 B - $1 up to and including $10,000 E - $100,001 or more C - $10,001 up to and including $50,000
                              Independent Directors
                   (Not Considered to be Interested Persons")
Principal Mutual Funds     Ballantine* Davis Gilbert Grimmett  Kimball Lukavsky
-----------------------    ----------------------------------------------------
Balanced........................A........B......B........A........A........A
Capital Value...................A........C......C........A........A........A
Partners LargeCap Value.........C........A......A........A........A........A
Equity Income...................A........E......B........A........E........A
Partners Blue Chip..............A........D......B........A........A........A
Partners LargeCap Blend.........A........A......A........A........A........A
LargeCap Stock Index............A........A......A........A........A........A
Growth Fund, Inc................A........C......D........A........A........A
Partners Equity Growth..........A........A......A........A........A........A
MidCap Fund, Inc................A........C......D........A........A........A
Partners MidCap Growth..........A........A......A........A........A........A
SmallCap........................A........A......A........A........A........A
Partners SmallCap Growth........A........A......A........A........A........A
Real Estate Securities..........C........A......A........A........C........A
Bond............................A........C......D........C........A........E
Government Securities Income....A........B......B........A........A........A
Tax-Exempt Bond.................A........B......A........A........A........A
International...................A........B......C........A........A........E
International SmallCap..........C........C......A........A........A........A
Limited Term Bond...............A........A......A........B........A........E
Cash Management.................A........D......C........C........C........D
International Emerging Markets..C........C......A........A........A........A
     TOTAL FUND COMPLEX.........D........E......E........D........E........E
---------------
* Information for Ms. Ballantine, who became a Director in December 2004, is as of March 4, 2005.

                 Directors Considered to Be "Interested Persons"
Principal Mutual Funds            Aschenbrenner   Eucher      Zimpleman
Balanced ...............................A............A............A
Capital Value...........................A............A............A
Partners LargeCap Value.................A............D............A
Equity Income...........................A............C............A
Partners Blue Chip......................A............C............A
Partners LargeCap Blend.................A............D............A
LargeCap Stock Index ...................A............A............A
 Growth ................................A............C............A
Partners Equity Growth..................A............C............A
 MidCap ................................A............D............A
Partners MidCap Growth..................A............A............A
SmallCap ...............................A............A............A
Partners SmallCap Growth ...............A............A............A
Real Estate Securities..................A............A............A
  Bond .................................A............A............A
Government Securities Income............A............C............A
Tax-Exempt Bond.........................A............A............A
International...........................A............A............A
International SmallCap .................A............A............A
Limited Term Bond.......................A............A............A
Cash Management.........................A............B............A
International Emerging Markets..........A............A............A
              TOTAL FUND COMPLEX........A............E............A

                 Directors Considered to Be "Interested Persons"
Principal Investors Fund, Inc.*   Aschenbrenner   Eucher      Zimpleman
Bond & Mortgage Securities Fund.........C............C............C
Government Securities Fund..............A............C............A
Diversified International Fund..........E............A............C
International Emerging Markets Fund.....C............A............A
LargeCap Growth Fund....................C............A............A
LargeCap S&P 500 Index Fund.............C............D............A
Mid Cap Blend Fund......................C............B............C
Money Market Fund.......................C............A............A
Partners LargeCap Blend Fund I..........B............A............A
Partners LargeCap Growth Fund I.........C............A............A
Partners LargeCap Value Fund............B............C............C
Partners MidCap Growth Fund.............C............A............A
Principal LifeTime Strategic Income
  Fund..................................C............A........... A
Real Estate Securities Fund.............C............A............A
SmallCap S&P 600 Index Fund.............D............A............A
       TOTAL FUND COMPLEX...............E............E............D
--------------
* Through participation in an employee benefit plan.

                              Independent Directors
                   (Not Considered to Be "Interested Persons")
Principal Variable Contracts Fund, Inc. *
                           Ballantine  Davis Gilbert Grimmett  Kimball Lukavsky
Asset Allocation Account........A........A......A........A........A........A
Balanced Account................A........A......A........A........A........A
Bond Account....................A........A......A........A........C........A
Capital Value Account...........A........A......A........A........A........A
Equity Growth Account...........A........A......A........A........C........A
Equity Income Account...........A........A......A........A........A........A
Equity Value Account............A........A......A........A........A........A
Government Securities Account...A........A......A........A........C........A
Growth Account..................A........A......A........A........A........A
International Account...........A........A......A........A........A........A
International Emerging Markets
    Account.....................A........A......A........A........A........A
International SmallCap Account..A........A......A........A........A........A
LargeCap Blend Account..........A........A......A........A........A........A
Large Growth Equity Account.....A........A......A........A........A........A
LargeCap Stock Index Account....A........A......A........A........C........A
LargeCap Value Account..........A........A......A........A........A........A
Limited Term Bond Account.......A........A......A........A........A........A
MidCap Account..................A........A......A........A........C........A
MidCap Growth Account...........A........A......A........A........A........A
MidCap Value Account............A........A......A........A........C........A
Money Market Account............A........A......A........A........A........A
Principal LifeTime 2010 Account.A........A......A........A........A........A
Principal LifeTime 2020 Account.A........A......A........A........A........A
Principal LifeTime 2030 Account.A........A......A........A........A........A
Principal LifeTime 2040 Account.A........A......A........A........A........A
Principal LifeTime 2050 Account.A........A......A........A........A........A
Principal LifeTime Strategic
     Income Account.............A........A......A........A........A........A
Real Estate Securities Account..A........A......A........A........C........A
SmallCap Account................A........A......A........A........C........A
SmallCap Growth Account.........A........A......A........A........A........A
SmallCap Value Account..........A........A......A........A........A........A
   TOTAL FUND COMPLEX...........A........A......A........A........E........A
------------------
* Through variable life insurance and variable annuity contracts issued by Principal Life.
                 Directors Considered to Be "Interested Persons"
Principal Variable Contracts Fund, Inc. *
                                  Aschenbrenner   Eucher      Zimpleman
Asset Allocation Account................B............A............A
Balanced Account........................B............A............A
Bond Account............................A............A............A
Capital Value Account...................C............A............A
Equity Growth Account...................B............A............A
Equity Income Account...................A............A............A
Equity Value Account....................A............A............A
Government Securities Account...........A............A............A
Growth Account..........................B............A............A
International Account...................C............A............A
International Emerging Markets Account..A............A............A
International SmallCap Account..........B............A............A
LargeCap Blend Account..................A............A............A
Large Growth Equity Account.............C............A............A
LargeCap Stock Index Account............A............A............A
LargeCap Value Account..................A............A............A
Limited Term Bond Account...............A............A............A
MidCap Account..........................B............A............A
MidCap Growth Account...................A............A............A
MidCap Value Account....................A............A............A
Money Market Account....................A............A............A
Principal LifeTime 2010 Account.........A............A............A
Principal LifeTime 2020 Account.........A............A............A
Principal LifeTime 2030 Account.........A............A............A
Principal LifeTime 2040 Account.........A............A............A
Principal LifeTime 2050 Account.........A............A............A
Principal LifeTime Strategic Income
         Account........................A............A............A
Real Estate Securities Account..........A............A............A
SmallCap Account........................C............A............A
SmallCap Growth Account.................B............A............A
SmallCap Value Account..................A............A............A
     TOTAL FUND COMPLEX.................D............A............A
------------------
* Through variable life insurance and variable annuity contracts issued by Principal Life.

Required Vote
         The affirmative vote of the holders of a plurality of the shares voted at the meeting of the Fund is required for the election of a Director of the Fund.
         The Board of Directors unanimously recommends that the shareholders of the Fund vote "For" all the nominees.

            INFORMATION ABOUT THE REORGANIZATION AND THE COMBINATION

                      Agreement and Plan of Reorganization
         The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus.
         As described above, the Combination is part of the Reorganization providing for the combinations of all of the PMF Funds into corresponding PIF Funds. The description below of the Combination of the Acquired Fund into the Acquiring Fund applies as well to the other combinations of PMF Funds into PIF Funds.
         Under the Plan, the Acquiring Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and in exchange will issue to the Acquired Fund Class A and Class B shares of the Acquiring Fund. Subject to the satisfaction of the conditions set forth below, the acquisition will take place on June 30, 2005 or on such other date as may be agreed upon by the Acquired Fund and PIF on behalf of the Acquiring Fund (the "Closing Date"). The net asset value per share of each class of shares of the Acquired Fund and the Acquiring Fund will be determined by dividing each Fund's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund, which practices will be the same as between the Acquired Fund and the Acquiring Fund.
         The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of the shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the Closing Date (the "Effective Time"). The Acquired Fund will distribute pro rata to its shareholders of record as of the Effective Time the Class A and Class B shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of Class A and Class B shares of the Acquired Fund will receive, respectively, Class A and Class B shares of the Acquiring Fund. Such distributions will be accomplished by the transfer of the shares of the Acquiring Fund then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. As soon as practicable after the Closing Date, the Acquired Fund will take all necessary steps under its Articles of Incorporation, Maryland law and any other applicable law to effect its complete dissolution.
         The Board of Directors of the Acquired Fund has determined that the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Combination and that participation in the Combination is in the best interests of the Acquired Fund and its shareholders. Similarly, the Board of Directors of PIF has determined that the Combination is in the best interests of the Acquiring Fund and its shareholders and that the interests of such shareholders will not be diluted as a result of the Combination.
         The consummation of the Combination is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Fund entitled to vote on the Combination. The Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Acquired Fund and PIF on behalf of the Acquiring Fund. However, following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Class A and Class B shares of the Acquiring Fund to be issued to the shareholders of the Acquired Fund under the Plan to their detriment, or otherwise have a material adverse effect on the interests or rights of the Acquired Fund or its shareholders, without the Acquired Fund obtaining further approval of its shareholders.
         The Plan may be terminated and the Combination abandoned at any time prior to the Closing Date by the Acquired Fund and PIF on behalf of the Acquiring Fund by (i) mutual agreement of the parties, or (ii) by either party if the closing has not occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material and intentional misrepresentation in or in connection with the Plan. Additionally, except as otherwise expressly provided in the Plan, the Acquired Fund and PIF on behalf of the Acquiring Fund may at any time prior to the closing: (i) waive any inaccuracies in the representations and warranties contained in the Plan and made for its benefit, and (ii) waive compliance with any of the covenants or conditions contained in the Plan and made for its benefit, except that any such waiver that would have a material adverse effect on the interests or rights of the Acquired Fund or its shareholders, or the Acquiring Fund or its shareholders, may be made only with the consent of the Board of Directors of, respectively, the Acquired Fund or PIF on behalf of the Acquiring Fund.
         The expenses of the Combination of the Acquired and Acquiring Funds are part of the expenses of the larger Reorganization. Under the Plan, the first $1,000,000 of the expenses relating to the Reorganization will be allocated among the PMF Funds, including the Acquired Fund, based on the ratio of the open accounts of each PMF Fund to the open accounts of all the PMF Funds as of the close of business on February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the certain PMF Funds, not including the Acquired Fund, which are not expected to experience reduced expense ratios as a result of the Reorganization. See Appendix A hereto.
               Reasons for the Reorganization and the Combination
         The Board of Directors of each the PMF Funds, including the Acquired Fund, has observed that the PMF Funds have generally been experiencing declining net assets, due in part to redemptions and in part to the level of new sales. The PIF Funds, in contrast, have generally been experiencing asset growth, which tends to result in decreasing expense ratios and to facilitate more efficient portfolio management. The purpose of the Reorganization is to combine the PMF and PIF Funds, which are all sponsored by Principal Life and managed by the Manager, into a larger fund family that is expected to achieve economies of scale and to operate with greater efficiency and lower overall costs while enabling shareholders of each Acquired Fund to continue their investments in an Acquiring Fund having substantially the same or similar investment objectives and policies. With respect to the Combination, the Acquired and Acquiring Funds are both money market funds that have substantially similar investment objectives and strategies. The Acquiring Fund has a lower management fee and is expected to have lower overall expenses than the Acquired Fund, and the Acquiring Fund has generally performed better than the Acquired Fund during the period in which both have been operational. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Acquired Fund.
                    Board Consideration of the Reorganization
         The Board of Directors of each PMF Fund (including the Acquired Fund), including the Directors who are not "interested persons" (as defined in the 1940
Act) of each PMF Fund (the "Independent Directors"), considered the Reorganization at Board meetings held on December 13, 2004, February 4, 2005 and February 24, 2005. The Board of each PMF Fund considered information about the Reorganization presented by the Manager, and the Independent Directors were assisted by independent legal counsel and an independent consultant. At the February 24, 2005 meeting, the Board of each PMF Fund unanimously approved the Reorganization as to each PMF Fund and its corresponding PIF Fund after concluding that the participation of the PMF Fund in the Reorganization is in the best interests of the PMF Fund, as well as in the best interest of its shareholders, and that the interests of such existing shareholders will not be diluted as a result of the Reorganization.
         In determining whether to approve the Reorganization and recommend its approval to shareholders, the Board of each PMF Fund made inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives and policies, and the fundamental and non-fundamental investment restrictions, of the PMF Fund and its corresponding PIF Fund and any changes with respect thereto that will result from the Reorganization; (2) the cost associated with disposing of any portfolio securities that would not be compatible with the investment objectives and policies of the PIF Fund; (3) expense ratios and available information regarding the fees and expenses of the PMF Fund and its corresponding PIF Fund, and the applicability and impact of any voluntary or contractual fee waivers or expense reimbursements with respect to the PIF Fund; (4) comparative investment performance of the PMF Fund and its corresponding PIF Fund; (5) the effect on the PMF Fund's shareholders of investing in a larger asset pool with potentially greater diversification, and the effect on the portfolio management of the corresponding PIF Fund of such a larger asset base, where applicable; (6) the prospects for growth, and for achieving economies of scale, of the PMF Fund in combination with the corresponding PIF Fund and as combined into PIF; (7) projections with respect to asset growth or decline based upon distribution activities and market performance and the likely impact of these factors on expense ratios; (8) the financial strength, investment experience, personnel and resources of the Sub-Advisor or Sub-Advisors to the PMF Fund and its corresponding PIF Fund; (9) where applicable, the continued service of the Sub-Advisor to the PMF Fund as the Sub-Advisor to its corresponding PIF Fund;
(10) the continuity of or changes in services to be provided to shareholders following the Reorganization; (11) PIF marketing efforts and distribution arrangements; (12) any direct or indirect fees or expenses to be incurred by the PMF Fund or its shareholders as a result of the Reorganization, and any benefits to be derived by the Manager and its affiliates from the Reorganization; (13) the direct or indirect federal income tax consequences of the Reorganization, including the impact of any federal income tax loss carryforward; (14) the terms and conditions of the Agreement and Plan of Reorganization and whether its implementation would result in dilution of shareholder interests; and (15) possible alternatives to the Reorganization.
         Each PMF Fund Board's decision to recommend approval of the Reorganization was based on a number of factors. Particular factors considered by the Acquired Fund's Board with respect to the Combination of the Acquired Fund into the Acquiring Fund are discussed under Proposal 1 (see "Board Consideration of the Combination"). The following is a general summary of factors which relate to the combinations of all the PMF Funds into their corresponding PIF Funds:
     1. the PMF Funds, in general, have been experiencing declining assets, which has a negative impact on shareholders of the Funds, and this trend is expected to continue;
     2. each PMF Fund in combination with its corresponding PIF Fund may expect to benefit from one or more of the following: (i) an immediately larger fund asset base to achieve economies of scale and enable greater flexibility in portfolio management and greater diversification in investments; (ii) the possibility of similar benefits from future growth of fund assets as a result of the combined PMF and PIF distribution networks; and (iii) certain efficiencies on an ongoing basis as a result of PIF's larger overall size, relative to the PMF Funds separately and collectively;
     3. the investment objectives, policies and risks of the PIF Funds are the same or substantially similar to those of their corresponding PMF Funds and will afford shareholders of the PMF Funds continuity of investment objectives and expectations.
     4. the Manager is the investment advisor for each PMF and PIF Fund and may be expected to continue to provide to the PIF Funds investment advisory and administrative services and personnel of at least the same quality as those currently provided to the PMF Funds;
     5. most combinations (with certain exceptions not applicable to the Combination) involve a PIF Fund with expense ratios that are expected to be the same as or lower than those of the PMF Fund, as of the time of the Reorganization;
     6. the Reorganization will not result in the dilution of the interests of existing shareholders; and
     7. the Reorganization has been structured as a tax-free reorganization and therefore will not result in shareholders recognizing any gain or loss for federal income tax purposes.
                   Description of the Securities to Be Issued
         PIF is a Maryland corporation that is authorized to issue its shares of common stock, par value $.01 per share, in separate series and separate classes of series. The Acquiring Fund is a separate series of PIF, and the Class A and Class B shares of the Acquiring Fund to be issued in connection with the Combination, along with the other classes of shares of the Acquiring Fund, represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to the series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of the series or class are charged to and borne solely by that series or class, and the bearing of expenses by the series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.
         All shares of PIF have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular series or class.
         The Acquired Fund is also a Maryland corporation and is authorized to issue shares, par value $.01 per share, in separate classes. The Class A and Class B shares of the Acquired Fund represent interests in the assets belonging to the Fund and have substantially the same dividend, liquidation and other rights with respect to the Acquired Fund that the Class A and Class B shares of the Acquiring Fund have with respect to the Acquiring Fund as described above. Similarly, all shares of the Acquired Fund have equal voting rights and are voted in the aggregate and not by class of shares except that shares are voted by class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular class.
         See "Comparative Information About the Acquired and Acquiring Funds - Multiple Classes of Shares" and "Rule 12b-1 fees" below.
         With respect to shares of both the Acquiring and Acquired Funds: there is no cumulative voting for Directors; shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable; and each fractional share has proportionately the same rights as are provided for a full share.
         At the PIF Shareholders Meeting, shareholders of the PIF Funds, including the Acquiring Fund, will be asked to approve proposed amendments to the PIF Articles of Incorporation that will permit the PIF Board of Directors, in each case without shareholder approval of an affected PIF Fund or class of shares thereof: (i) to approve combinations involving PIF Funds, including combinations of the PIF Funds (or other affiliated funds) consistent with recently amended Rule 17a-8 under the 1940 Act; (ii) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (iii) to designate a class of shares of a PIF Fund as a separate series or PIF Fund. Together, these amendments are intended to facilitate future combinations involving PIF Funds that the PIF Board determines are in the best interests of the affected shareholders. A combination of affiliated funds will still require shareholder approval if the combination would result in a material change in a fundamental investment policy, a material change to the terms of an advisory agreement or the institution of or an increase in Rule 12b-1 fees or when the Board of the surviving fund does not have a majority of independent trustees who were elected by its shareholders.
         If shareholders of the Acquiring Fund approve the proposed amendments, Acquired Fund shareholders after the Combination will no longer have the rights they currently have under the Articles of Incorporation of the Acquired Fund and under Maryland law to vote to approve a combination involving, and to vote with respect to the liquidation of, their Fund.
                         Federal Income Tax Consequences
         The Reorganization will be a tax-free "reorganization," and no gain or loss will be recognized by either the Acquired Fund or Acquiring Fund or its shareholders in connection with the Combination. To be considered a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code, a reorganization must exhibit a continuity of business enterprise. The Acquired Fund and PIF on behalf of the Acquiring Fund will have received opinions of tax counsel, in forms reasonably satisfactory to each, substantially to the effect that, based upon certain facts, assumptions, and representations of the Acquired Fund and of PIF on behalf of the Acquiring Fund, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Acquired Fund's shares solely for shares of the Acquiring Fund; (4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization.
         The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.
                                 CAPITALIZATION
         The following table shows as of October 31, 2004: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring Fund; and (iii), the pro forma combined capitalization of the Acquiring Fund, adjusted to reflect the estimated expenses of the Reorganization, as if the Reorganization had occurred as of that date. As of October 31, 2004, the Acquired Fund had outstanding two classes of shares: Class A and Class B. As of October 31, 2004, the Acquiring Fund had outstanding the following six classes of shares: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Preferred Class and Class J. The Acquiring Fund will first issue Class A and Class B shares in connection with the Reorganization. See "Comparative Information About the Acquired and Acquiring Funds - Multiple Classes of Shares" below.
                                                Net Asset Value       Shares
                                   Net Assets      Per Share        Outstanding
(1)  Principal Cash Management Fund, Inc.
       (Acquired Fund)
         Class A                   $317,339,972      $1.00         317,339,972
         Class B                      5,071,152       1.00           5,071,152
(2)  PIF Money Market Fund
       (Acquiring Fund)
         Class A                        --                --             --
         Class B                        --                --             --
         Institutional               56,277,419       1.00          56,277,419
         Select                       1,483,964       1.00           1,483,964
         Preferred                   14,598,771       1.00          14,598,771
         Advisors Select              6,393,823       1.00           6,393,823
         Advisors Signature             --             1.00             --
         Advisors Preferred           7,413,337       1.00           7,413,337
         Class J                    132,550,498       1.00         132,550,498
Reduction in net assets and decrease in net asset values per share of the Acquired Fund to reflect the estimated expenses of the Reorganization.
         Class A                         84,527          --         317,339,972
         Class B                          1,260          --           5,071,152
(3)    PIF Money Market Fund (Acquiring Fund) (Pro forma assuming combination of
       (1) and (2))
         Class A                    317,255,445       1.00         317,339,972
         Class B                      5,069,892       1.00           5,071,152
         Institutional               56,277,419       1.00          56,277,419
         Select                       1,483,964       1.00           1,483,964
         Preferred                   14,598,771       1.00          14,598,771
         Advisors Select              6,393,823       1.00           6,393,823
         Advisors Signature             --             1.00             --
         Advisors Preferred           7,413,337       1.00           7,413,337
         Class J                    132,550,498       1.00         132,550,498

                        COMPARATIVE INFORMATION ABOUT THE
                          ACQUIRED AND ACQUIRING FUNDS

                           Multiple Classes of Shares

         The Board of Directors of the Acquired Fund has adopted a multiple class plan for the Fund pursuant to Rule 18f-3 (an "18f-3 Plan") under the 1940 Act. Under the plan, the Acquired Fund offers two classes of shares: Class A and Class B. The Class A and Class B shares are the same except for differences in class expenses, including Rule 12b-1 fees for Class B shares, and any applicable sales charges. See "Rule 12b-1 Fees" and "Costs of Investing" below.
         The Board of Directors of PIF has adopted an 18f-3 Plan for the Acquiring Fund. Under the plan, the Acquiring Fund may offer the following nine classes of shares: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A and Class B. The Acquiring Fund will first issue Class A and Class B shares in connection with the Reorganization. The Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A and Class B shares are the same except for differences in class expenses, including any 12b-1 fees, and any applicable sales charges and redemption and other fees. With respect to Class A and Class B shares, see "Rule 12b-1 fees" and "Costs of Investing" below.
         The Class A and Class B shares of the Acquired and Acquiring Funds are generally sold without a sales charge. However, the Class A and Class B shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed. See "Costs of Investing" below.
         The PIF Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes:

     o are available without any front-end sales charge or contingent deferred sales charge;

     o currently have all of their operating expenses absorbed by the Manager; and

     o are available through employer-sponsored retirement plans which may impose fees in addition to those charged by the Funds.

         The PIF Advisors Select, Advisors Signature, Advisors Preferred Select and J share classes are subject to 12b-1 fees, which are paid to Princor, as well as service fees and administrative service fees which are paid to the Manager.
         The PIF Class J shares are sold without any front-end sales charge and under certain circumstances may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.
          See also "Information About the Reorganization and the Combination - Description of the Securities to be Issued" above.

                                 Rule 12b-1 Fees

         The Acquired Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (a "12b-1 Plan") for the Class B shares of the Acquired Fund, and PIF has adopted a 12b-1 Plan for the Class B shares of the Acquiring Fund.
         The 12b-1 Plans for the Class B shares provide for payments by the Funds to Princor at the annual rate of up to 1.00% for the Acquired Fund and 0.25% for the Acquiring Fund of the respective Fund's average net assets attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.
         Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges between PMF Funds or between PIF Funds. In addition, Princor may remit on a continuous basis up to 0.25% to the registered representatives and other selected dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.
         The 12b-1 Plan for Class B shares of the Acquiring Fund authorizes Princor to enter into service agreements with other selling dealers and with banks and other financial institutions to provide shareholder services to existing Class B shareholders, including services such as furnishing information as to the status of shareholder accounts, responding to shareholder written and telephone inquiries and assisting shareholders with tax information.
                               Costs of Investing
         This section describes the contingent deferred sales charges ("CDSCs") that apply to the Class A and Class B shares of the Acquired and Acquiring Funds. Except as otherwise stated below, such charges are the same for the Class A shares of both the Acquired and Acquiring Funds and for the Class B shares of both the Acquired and Acquiring Funds.
         For purposes of the following description, the Acquired and Acquiring Funds are considered "Money Market Funds." Shareholder Fees (fees paid directly from your investment)
         The following table describes the fees and expenses you may pay if you buy and hold shares of the Acquired and Acquiring Funds:
                                              Acquired and Acquiring Funds
                                              Class A               Class B
Maximum sales charge imposed on
purchases (as a % of offering price):
     Money Market Funds                        None                  None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of dollars subject to charge):
     Money Market Funds                      0.75%(1)              4.00%(2)
Redemption or Exchange Fee (as a %
of amount redeemed/exchanged):
     Money Market Funds                        None                  None
(1) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge. (2) CDSCs are reduced after 12 months and eliminated after 6 years.

         Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge.

One -Time Fees

o Class A and Class B shares of the Acquired and Acquiring Funds are not subject to an initial sales charge. However, a CDSC may apply.

     o Investments of $1 million or more of Class A shares of other Principal sponsored mutual funds are sold without an initial sales charge but may be subject to a CDSC at the time of redemption. Redemption of Class A shares of the Acquired and Acquiring Funds purchased through an exchange from Class A shares of other Principal sponsored mutual funds will be subject to a CDSC to the same extent as those shares from which the exchange was made.
     o Class B shares may be purchased only through an exchange and, therefore, have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
Choosing a Share Class
         Class A shares of the Acquired and Acquiring Funds are available by either direct investment or by exchange from Class A shares of another Principal sponsored mutual fund. Class B shares of the Acquired and Acquiring Funds are available only by exchange from Class B shares of other Principal sponsored mutual funds.

Class A Shares Sales Charge

         There is no sales charge on purchases of Class A shares of the Acquired and Acquiring Funds. However, there may be a CDSC on shares sold within 18 months of the purchase date if such shares were acquired as a result of an exchange from Class A shares of other Principal sponsored mutual funds. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a PMF or PIF 401(a) or PMF or PIF 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived on shares sold:
     o   to satisfy IRS minimum distribution rules; and
     o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

     Shares subject to the CDSC which are exchanged from one PMF Fund to another PMF Fund, or from one PIF Fund to another PIF Fund, continue to be subject to the CDSC until the CDSC expires.

Class B shares Sales Charges
         There is no front end sales charge on purchases of Class B shares of the Acquired and Acquiring Funds. A CDSC may be imposed on Class B shares sold within six years of purchase. Class B shares automatically convert into Class A shares (based on share prices, not number of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.
         The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                                                CDSC as a % of Dollar Amount
    Years Since Purchase Payments Made          Acquired and Acquiring Funds
             2 years or less                              4.00%
    More than 2 years, up to 4 years                      3.00%
    More than 4 years, up to 5 years                      2.00%
    More than 5 years, up to 6 years                      1.00%
            More than 6 years                             None

         The CDSC is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when sold. The Fund from which the shares are sold is used to determine the percentage of CDSC, if any.
         The following table applies to Acquired or Acquiring Fund shares purchased through employer sponsored plans making initial plan contributions into the Acquired or Acquiring Funds after February 1, 1998 but before March 1, 2002 only. The CDSC table above applies to purchases made by plans making initial contributions into the Funds after March 1, 2002.

                                                CDSC as a % of Dollar Amount
    Years Since Purchase Payments Made          Acquired and Acquiring Funds
             2 years or less                              3.00%
    More than 2 years, up to 4 years                      2.00%
    More than 4 years, up to 5 years                      1.00%
    More than 5 years, up to 6 years                      None
            More than 6 years                             None

o The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
o The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
o In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.
o Shares subject to the CDSC that are exchanged into another PMF or PIF Fund continue to be subject to the CDSC until the CDSC expires.
o Princor receives the proceeds of any CDSC. Waiver of the Sales Charge (Class B shares) The CDSC is waived on Class B shares which are sold: o due to a shareholder's death;
o    due to the shareholder's disability, as defined in the Internal Revenue
     Code;
o    from retirement plans to satisfy minimum distribution rules under the Code;
o    to pay surrender charges;
o    to pay retirement plan fees;
o    involuntarily from small balance accounts;
o    through a systematic withdrawal plan (certain limits apply);
o from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code;
o from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55;
o from a retirement plan meeting the requirements of Section 401 of the Code (401(k), Profit Sharing and Money Purchase Pension Plans) that has provided us with its notice of intent (on or before November 30, 2002) to transfer its assets to a group annuity contract distributed by Principal Life; or
o from an account in a qualified plan administered by GWFS Equities, Inc. unless the sale is associated with the termination of the plan.

                 Purchases, Redemptions and Exchanges of Shares

     The purchase, redemption and exchange procedures with respect to shares of the Acquired and Acquiring Funds are substantially the same.

     Purchases. Shares of the Acquired and Acquiring Funds are offered for sale through Princor, a broker-dealer that is also the principal underwriter for the Principal Cash Management Fund, Inc. and PIF, or other dealers which Princor selects.

     As described above under "Costs of Investing," Class A and Class B shares of the Funds are sold without a sales charge. However, the Class A and Class B shares of the Funds may be subject to a CDSC.

     Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central Daylight Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

     The share price of each Class of shares of the Acquired and Acquiring Funds is computed by dividing the total value of each Fund's securities and other assets, less liabilities, by the number each Fund's shares outstanding. All securities held by the Acquired and Acquiring Funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, each Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security. Use of the amortized cost valuation method requires each Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Fund invests only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

     Redemptions. Shares of the Acquired and Acquiring Funds may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form. The amount you receive will be reduced by any applicable CDSC or redemption fee. See "Costs of Investing" above. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.

     Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors of the Acquired Fund or of PIF may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. Each of the Funds may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described above.

     The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

     Exchanges. Shares of the Acquired and Acquiring Funds may be exchanged, without payment of a sales charge or a CDSC, for shares of the same class of, respectively, other PMF Funds or other PIF Funds. If Class B shares of the Acquired or Acquiring Fund are exchanged for Class B shares of, respectively, another PMF or another PIF Fund, the shares acquired will be subject to the applicable CDSC imposed by the new Fund; however, the holding period of the Class B shares exchanged is added to the holding period of the Class B shares acquired for purposes of determining the applicable charge. See "Costs of Investing" above.

         Frequent Trading and Market Timing (Abusive Trading Practices)

     The Acquired and Acquiring Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of Fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

     The Funds consider frequent trading and market timing activities to be abusive trading practices because they:

o Disrupt the management of the Funds by: (i) forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and (ii) causing unplanned portfolio turnover;
o    Hurt the portfolio performance of the Fund; and
o Increase expenses of the Fund due to (i) increased broker-dealer commissions and (ii) increased recordkeeping and related costs.

     Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If the Funds are not able to identify such abusive trading practices, the abuses described above will negatively impact the Funds.

     Both the Acquired Fund and PIF with respect to the Acquiring Fund have adopted policies and procedures to help identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While these policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that the Funds will identify and prevent abusive trading in all instances. When the Funds do identify abusive trading, they will apply their policies and procedures in a fair and uniform manner.

     If either Fund deems abusive trading practices to be occurring, it will take action that may include, but is not limited to:

1. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;

2. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

3. Limiting the dollar amount of an exchange and/or the number of exchanges during a year;

4. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and

5.   Taking such other action as directed by the Fund.

     Both of the Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the Funds will reverse exchange and return the account holdings to the positions held prior to the exchange. The Funds will give you notice in writing in this instance.

                          Dividends and Distributions

     The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are substantially the same. Each of the Acquired and Acquiring Funds declares dividends on all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. For both Funds, you may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or preceding business day).

     Immediately prior to the Combination, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Effective Time of the Combination (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Effective Time of the Combination (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Acquired Fund's respective shareholders.

                      Fundamental Investment Restrictions

     The Acquired Fund and PIF on behalf of the Acquiring Fund have adopted "fundamental" investment restrictions regarding the investments of the respective Funds. A fundamental investment restriction may not be changed for either Fund without the approval of a Majority of the Outstanding Voting Securities (as defined under "Voting Information - Required Vote" ) of that Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities. A comparison of the fundamental restrictions of the Acquired and Acquiring Funds is set forth in Appendix B to this Proxy Statement/Prospectus.

     The Acquired Fund adopted fundamental restrictions from time to time over a period of several years to reflect legal and regulatory requirements - particularly state securities law requirements -- that applied at that time but no longer do, as well as business and industry conditions that then prevailed. With changes in legal requirements and prevailing conditions, some of these fundamental investment restrictions are no longer necessary and others are more appropriately "non-fundamental" investment restrictions which may be changed by the Board of Directors without shareholder approval. The fundamental restrictions of the Acquiring Fund reflect updating changes that are intended to provide the Manager and the Sub-Advisor to the Acquiring Fund with greater flexibility in managing the Acquiring Fund while continuing to meet fully the requirements of the 1940 Act and the rules and regulations thereunder. Aside from such greater flexibility and the expanded borrowing authority described below, the differences in fundamental restrictions between the Acquired Fund and the Acquiring Fund as set forth in Appendix B are not expected to result in any material difference in the manner in which the Acquiring Fund is managed as compared to the Acquired Fund.

     The PIF Board of Directors has approved a proposal to amend the fundamental restriction of the Acquiring Fund with respect to borrowing and has directed that the proposal be submitted to shareholders of the Acquiring Fund for approval at the PIF Shareholders Meeting. If approved by shareholders, the amended fundamental restriction with respect to borrowing will permit the Acquiring Fund to borrow money to the maximum extent permitted by the 1940 Act.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Acquired Fund of proxies to be used at the Meeting.

     Voting procedures. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy's exercise; (i) by sending written notice to the Secretary of the Principal Mutual Funds at Principal Financial Group, Des Moines, Iowa 50392-2080 prior to the meeting; (ii) by subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting after giving oral notice of the revocation to the Chairman of the Meeting.

     Voting rights. Only shareholders of record at the close of business on March 23, 2005 (the "Record Date") are entitled to vote. The shareholders of the Class A and Class B shares of the Acquired Fund will vote together on each Proposal submitted to the shareholders of the Fund. You are entitled to one vote on each Proposal submitted to the shareholders of the Fund for each share of the Fund which you hold. The affirmative vote of the holders of a plurality of the shares of the Acquired Fund voted at the Meeting is required for the election of a Director of the Fund. All other proposals require for approval the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean with respect to a Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at the meeting of the Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

     The number of votes eligible to be cast at the Meeting as of the Record Date with respect to the Acquired Fund and other share ownership information are set forth in Appendix F to this Proxy Statement/Prospectus.

     Quorum requirements. A quorum must be present at the meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of the Fund. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve the Proposals may be determined with reference to a percentage of votes present at the meeting, which would have the effect of counting abstentions as if they were votes against a proposal.

     In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons names as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the holders of a majority of the shares of the Fund cast at the Meeting. The persons named as proxies and any shareholder present at the meeting will vote for or against any adjournment in their discretion.

     Solicitation procedures. We intend to solicit proxies by mail. Officers or employees of the Acquired Fund, the Manager or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Acquired Fund for their out-of-pocket expenses. The Acquired Fund and the other PMF Funds have retained the services of a professional proxy soliciting firm, Georgeson Shareholder Communications, Inc., to assist in soliciting proxies in connection with the Reorganization and estimate that the cost of such services will be approximately $750,000. The cost of such services will be treated as an expense related to the Reorganization and will be allocated between the PMF Funds, including the Acquired Fund, and the Manager in the manner described above under "Information About the Reorganization and the Combination - Agreement and Plan of Reorganization."

     Expenses of the meetings. The expenses of the Meeting for the Acquired Fund (and the shareholders meeting for the other PMF Funds) will be treated as an expense related to the Reorganization and will be allocated between the PMF Funds, including the Acquired Fund, and the Manager in the manner described above under "Information About the Reorganization and the Combination -- Agreement and Plan of Reorganization."

                              FINANCIAL STATEMENTS

     The financial highlights of the Acquired Fund for the fiscal year ended October 31, 2004 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of the Acquired Fund for the fiscal year ended October 31, 2004 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.

     The financial statements of PIF with respect to the Acquiring Fund for the fiscal year ended October 31, 2004 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.

                                 LEGAL MATTERS

     Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Michael D. Roughton, Esq., Counsel to the Funds. Certain tax consequences of the Combination will be passed upon for PIF by Randy Lee Bergstrom, Esq., Assistant Tax Counsel to the Funds, and for the Acquired Fund by Carolyn Kolks, Esq., Assistant Tax Counsel to the Funds.

                                 OTHER MATTERS

     We do not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

     The Principal Mutual Funds are not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of the Acquired Fund must be received by the Acquired Fund a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

            BY ORDER OF THE BOARD OF DIRECTORS OF THE ACQUIRED FUND

April 18, 2005
Des Moines, Iowa


It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign, date and return the proxy ballot in the enclosed envelope.

                                                               Appendix A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of ________, 2005, severally, by and among: each Acquired Fund listed below, each a Maryland corporation having its principal place of business at 680 8th Street, Des Moines, Iowa 50392-2080; Principal Investors Fund, Inc. ("PIF"), a Maryland corporation having its principal place of business at 680 8th Street, Des Moines, Iowa 50392-2080, on behalf of each corresponding Acquiring Fund listed below, each a separate series of PIF; and Principal Management Corporation, investment adviser for each Acquired Fund and its corresponding Acquiring Fund (for purposes of section 9.2 of this Agreement only):
                                                 Corresponding
     Acquired Fund                               PIF Acquiring Fund
Principal Balanced Fund, Inc..............PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund, Inc.........PIF LargeCap Value Fund
Principal Partners LargeCap Value.........PIF Partners LargeCap Value Fund
      Fund, Inc
Principal Equity Income Fund, Inc.........PIF Equity Income Fund
Principal Partners Blue Chip Fund, Inc....PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend.........PIF Partners LargeCap Blend Fund
      Fund, Inc
Principal LargeCap Stock Index Fund, Inc..PIF LargeCap S&P 500 Index Fund
Principal Growth Fund, Inc................PIF LargeCap Growth Fund
Principal Partners Equity Growth Fund, Inc...PIF Partners LargeCap Growth Fund I
Principal MidCap Fund, Inc................PIF MidCap Blend Fund
Principal Partners MidCap Growth Fund, Inc.    PIF Partners MidCap Growth Fund
Principal SmallCap Fund, Inc..............PIF SmallCap Blend Fund
Principal Partners SmallCap Growth .......PIF Partners SmallCap Growth Fund II
      Fund, Inc.
Principal Real Estate Securities Fund, Inc.    PIF Real Estate Securities Fund
Principal Bond Fund, Inc..................PIF Bond & Mortgage Securities Fund
Principal Government Securities Income ...PIF Government Securities Fund
     Fund, Inc.
Principal Tax-Exempt Bond Fund, Inc.......PIF Tax-Exempt Bond Fund
Principal International Fund, Inc.........PIF Diversified International Fund
Principal International SmallCap Fund, Inc....PIF Diversified International Fund
Principal Limited Term Bond Fund, Inc.....PIF High Quality Short-Term Bond Fund
Principal Cash Management Fund, Inc.......PIF Money Market Fund
Principal International Emerging Markets.PIF International Emerging Markets Fund
      Fund, Inc.

         This Agreement shall be deemed to be a separate agreement between each Acquired Fund and PIF on behalf of the corresponding Acquiring Fund. As used herein, unless the context otherwise requires, each Acquired Fund and its corresponding Acquiring Funding are, respectively, the "Acquired Fund" and the "Acquiring Fund."
         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund in exchange solely for Class A and Class B voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable thereafter, all upon the terms and conditions hereinafter set forth (the Reorganization").
         WHEREAS, the Acquired Fund is, and the Acquiring Fund is a separate series of, an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;
         WHEREAS, the Board of Directors of PIF has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and
         WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;
         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the shareholders of the Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund shall transfer all or substantially all of its assets, as set forth in section 1.2, to the Acquiring Fund, and the Acquiring Fund in exchange therefore shall: (i) deliver to the Acquired Fund the number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to Class A and Class B Acquired Fund Shares, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Class A Share or Class B Share, respectively, computed in the manner and as of the time and date set forth in section 2.2; and
(ii) assume all of the  liabilities of the Acquired Fund as set forth in section
1.3. Such  transactions  shall take place at the closing provided for in section
3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in section 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in section 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the shareholders of record of the Class A and Class B Acquired Fund Shares, determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to Class A and Class B Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Class A and Class B Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6. As soon as practicable after the Closing Date, the Acquired Fund shall take all necessary steps under its Articles of Incorporation, Maryland law and any other applicable law to effect its complete dissolution. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.7 All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to PIF on behalf of the Acquiring Fund from and after the Closing Date and shall be turned over to PIF as soon as practicable after the Closing Date.

2. VALUATION

     2.1. The value of the Assets to be transferred to the Acquiring Fund shall be computed as of the close of regular trading on the NYSE and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

     2.2. The net asset value of a Class A and Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information and valuation procedures established by the PIF Board of Directors.

     2.3. The number of the Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A and Class B shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in section 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act.

3. CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be June 30, 2005, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m., Central Daylight Time on the Closing Date. The Closing shall be held at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392 or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall deliver to PIF, on behalf of the Acquiring Fund, on the Closing Date a schedule of Assets.

     3.3. The Acquired Fund shall direct the custodian for the Acquired Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the custodian for the Acquiring Fund, prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. The Acquired Fund shall direct its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A and Class B shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.5. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.  REPRESENTATIONS  AND WARRANTIES

     4.1. The Acquired Fund represents and warrants as follows:

     (a) The Acquired Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power and authority under its Articles of Incorporation, as amended, to own all of its Assets and to carry on its business as it is now being conducted;

     (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not currently engaged, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Maryland law or the Acquired Fund's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by PIF on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund as of October 31, 2004 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to PIF on behalf of the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by PIF on behalf of the Acquiring Fund. For the purposes of this subsection (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of portfolio securities of the Acquired Fund, the discharge of Acquired Fund liabilities as reflected in its Statement of Assets and Liabilities as of October 31, 2004 (including the notes thereto), or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute substantially all (and in no event less than 98%) of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and in other jurisdictions in compliance with applicable laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer Agent for the Acquired Fund on its behalf, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in section 5.5 (including any amendment or supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subsection (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. PIF, on behalf of the Acquiring Fund, represents and warrants as follows:

     (a) The Acquiring Fund is duly organized as a series of PIF, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power and authority under its Articles of Incorporation, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) PIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) PIF is not currently engaged, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PIF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PIF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PIF on behalf of the Acquiring Fund, is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of PIF, threatened against PIF, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. PIF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as of October 31, 2004 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since October 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subsection (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of portfolio securities of the Acquiring Fund, the discharge of Acquiring Fund liabilities as reflected in its Statement of Assets and Liabilities as of October 31, 2004 (including the notes thereto), or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of PIF, on behalf of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code;

     (l) All issued and outstanding Acquiring Fund Shares (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and in other jurisdictions in compliance with applicable laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of PIF on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of PIF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (o) The information to be furnished by PIF, on behalf of the Acquiring Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

     (p) The Proxy Statement to be included in the Registration Statement (including and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subsection (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.  COVENANTS  OF PIF,  ON BEHALF OF THE  ACQUIRING  FUND,  AND THE
ACQUIRED FUND

     5.1. PIF, on behalf of the Acquiring Fund, and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and such changes as are contemplated by the Funds' normal operations.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and will take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A and Class B Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. Subject to the provisions of this Agreement, PIF, on behalf of the Acquiring Fund, and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5. PIF, on behalf of the Acquiring Fund, and the Acquired Fund each covenants to prepare the Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and the transactions contemplated herein. PIF, on behalf of the Acquiring Fund, will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide PIF, on behalf of the Acquiring Fund, with the information reasonably necessary for preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(p), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Class B Acquiring Fund Shares received at the Closing.

     5.7. PIF, on behalf of the Acquiring Fund, and the Acquired Fund will each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by PIF on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PIF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.


     5.9. PIF, on behalf of the Acquiring Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest in and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities of the Acquired Fund.

     5.10. PIF, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The   obligations   of  the  Acquired  Fund  to  consummate  the
transactions provided for herein shall be subject, at its election, to the performance by PIF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of PIF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. PIF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund on the Closing Date a certificate executed in PIF's name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

     6.3. PIF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PIF on behalf of the Acquiring Fund on or before the Closing Date; and

     6.4. The Acquired Fund and PIF, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of Class A and Class B to be issued in connection with the Reorganization after such number has been calculated in accordance with section 1.1.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of PIF, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PIF's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

     7.3 The Acquired Fund shall have delivered to PIF, on behalf of the Acquiring Fund, a certificate executed in the Acquired Fund's name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

     7.4. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by it on or before the Closing Date;

     7.5. The Acquired Fund and PIF, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of Class A and Class B to be issued in connection with the Reorganization after such number has been calculated in accordance with section 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the period from the close of its last fiscal year through the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF PIF, ON BEHALF OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

     If any of the conditions set forth below has not been satisfied on or before the Closing Date with respect to the Acquired Fund or PIF, on behalf of the Acquiring Fund, either party to this Agreement may choose, at its option, not to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to PIF, on behalf of the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor PIF, on behalf of the Acquiring Fund, may waive the conditions set forth in this section 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the knowledge of the Acquired Fund or of PIF, on behalf of the Acquiring Fund, threatened, before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquired Fund or PIF, on behalf of the Acquiring Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of tax counsel satisfactory to each party, addressed to each of the Acquired Fund and PIF, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions, and representations of the parties, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Acquired Fund's shares solely for shares of the Acquiring Fund;
(4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request from each of the Acquired Fund and PIF. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor PIF, on behalf of the Acquiring Fund, may waive the conditions set forth in this section 8.5.

9. FEES AND EXPENSES

     9.1. Each of PIF, on behalf of the Acquiring Fund, and the Acquired Fund represents and warrants to the other that it has no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

     9.2. The first $1,000,000 of the expenses relating to the Reorganization will be allocated among the Acquired Funds based on the ratio of the open accounts of each Acquired Fund to the open accounts of all the Acquired Funds as of the close of business on February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the following Acquired Funds which are not expected to experience reduced expense ratios as a result of the Reorganization: the Principal Bond Fund, Principal MidCap Fund, Principal Tax-Exempt Bond Fund, Principal Partners LargeCap Value Fund, Principal Partners SmallCap Growth Fund, Principal International Fund and Principal Partners MidCap Growth Fund. In addition, with respect to each other Acquired Fund, the Manager will pay any portion of the remaining 50% of the balance of the expenses allocated to the Acquired Fund that exceeds an amount equal to the sum of (A) and (B), where (A) equals the result determined by multiplying the net assets attributable to the Class A shares of the Acquired Fund by the remainder of the Total Fund Operating Expense Ratio of the Class A shares of the Acquired Fund minus the Total Fund Operating Expense Ratio of the Class A shares of the Acquiring Fund and (B) equals the result determined by multiplying the net assets attributable to the Class B shares of the Acquired Fund by the remainder of the Total Fund Operating Expense Ratio of the Class B shares of the Acquired Fund minus the Total Fund Operating Expense Ratio of the Class B shares of the Acquiring Fund. For purposes of the preceding sentence, the net assets attributable to the Class A shares and the Class B shares of the Acquired Fund shall be determined as of the Effective Time or such other time to which the Manager and the Acquired Fund may agree, the Total Fund Operating Expense Ratios for the Class A shares and the Class B shares of the Acquired Fund shall be those for the fiscal year ended October 31, 2004 and the Total Fund Operating Expense Ratios for the Class A shares and the Class B shares of the Acquiring Fund shall be determined for the period beginning on November 1, 2004 and ending at the Effective Time or at such other time to which the Manager and the Acquired Fund may agree. The costs of the Reorganization shall include, but not be limited to, costs associated with preparation of the Registration Statement, printing and distribution of the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Acquired Fund Shareholders meeting. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. The Acquired Fund and PIF, on behalf of the Acquiring Fund, agree that neither has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. Except as specified in the next sentence, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.  AMENDMENTS;  WAIVERS

     12.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of PIF, on behalf of the Acquiring Fund; provided, however, that, following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Class B Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders, or otherwise have a material adverse effect on the interests or rights of the Acquired Fund or the Acquired Fund Shareholders, without the Acquired Fund obtaining further approval of the Acquired Fund Shareholders.

     12.2. Except as otherwise expressly provided in this Agreement, each of the Acquired Fund and PIF, on behalf of the Acquiring Fund, may at any time prior to the Closing by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties contained herein and made for its benefit; and (ii) waive compliance with any of the covenants or conditions contained herein and made for its benefit, except that any such waiver that would have a material adverse effect on the interests or rights of the Acquired Fund or the Acquired Fund Shareholders, or the Acquiring Fund or the Acquiring Fund Shareholders, shall be made only with the consent of the Board of Directors of, respectively, the Acquired Fund or the Acquiring Fund.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed given upon receipt if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail addressed to the Acquired Fund, 680 8th Street, Des Moines, Iowa 50392-2080, attn: Arthur S. Filean, or to PIF, on behalf of the Acquiring Fund, 680 8th Street, Des Moines, Iowa 50392-2080, attn: Arthur S. Filean; or to Principal Management Corporation, Principal Financial Group, Des Moines, Iowa 50392, attn: Arthur S. Filean.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President as of the date first written above.

PRINCIPAL BALANCED FUND, INC.           PRINCIPAL INVESTORS FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.      on behalf of each of the following
PRINCIPAL PARTNERS LARGECAP             Acquiring Funds:
   VALUE FUND, INC.                        Disciplined LargeCap Blend Fund
PRINCIPAL EQUITY INCOME FUND, INC.         LargeCap Value Fund
PRINCIPAL PARTNERS BLUE CHIP               Partners LargeCap Value Fund
   FUND, INC.                              Equity Income Fund
PRINCIPAL PARTNERS LARGECAP                Partners LargeCap Blend Fund I
   BLEND FUND, INC.                        Partners LargeCap Blend Fund
PRINCIPAL LARGECAP STOCK INDEX             LargeCap S&P 500 Index Fund
   FUND, INC.                              LargeCap Growth Fund
PRINCIPAL GROWTH FUND, INC.                Partners LargeCap Growth Fund I
PRINCIPAL PARTNERS EQUITY GROWTH           MidCap Blend Fund
   FUND, INC.                              Partners MidCap Growth Fund
PRINCIPAL MIDCAP FUND, INC.                SmallCap Blend Fund
PRINCIPAL PARTNERS MIDCAP GROWTH           Partners SmallCap Growth Fund II
   FUND, INC.                              Real Estate Securities Fund
PRINCIPAL SMALLCAP FUND, INC.              Bond & Mortgage Securities Fund
PRINCIPAL PARTNERS SMALLCAP                Government Securities Fund
   GROWTH FUND, INC.                       Tax-Exempt Bond Fund
PRINCIPAL REAL ESTATE SECURITIES           Diversified International Fund
   FUND, INC.                              High Quality Short-Term Bond Fund
RINCIPAL BOND FUND, INC.                   Money Market Fund
PRINCIPAL GOVERNMENT SECURITIES            International Emerging Markets Fund
   INCOME FUND, INC.
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
PRINCIPAL INTERNATIONAL FUND, INC.
PRINCIPAL INTERNATIONAL SMALLCAP
   FUND, INC.
PRINCIPAL LIMITED TERM BOND FUND, INC.
PRINCIPAL CASH MANAGEMENT FUND, INC.
PRINCIPAL INTERNATIONAL EMERGING
   MARKETS FUND, INC.



By: _____________________________        By: _____________________________
     Ralph C. Eucher                         Michael J. Beer
     President                               Executive Vice President

PRINCIPAL MANAGEMENT CORPORATION


By: _____________________________
     Ralph C. Eucher
     President

                                                                   Appendix B
                COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS
         The Acquired Fund and PIF on behalf of the Acquiring Fund have adopted "fundamental" investment restrictions that may not be changed for any Fund without the approval of a "majority of the outstanding voting securities" (as defined under "Voting Information - Voting Rights") of the Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities.
         The table below compares the principal fundamental restrictions that apply to the Acquired and Acquiring Funds. Additional fundamental investment restrictions that apply only to the Acquired Fund and not the Acquiring Fund are set forth following the table.

           Comparison of Principal Fundamental Investment Restrictions
       Applicable to Acquired Fund                Applicable to Acquiring Fund

Senior Securities:                              Senior Securities:

                                                The Fund may not issue any senior
                                                securities as defined in the 1940 Act.
                                                Purchasing and selling securities and
                                                futures contracts and options thereon
                                                and borrowing money in accordance with
                                                restrictions described below do not
                                                involve the issuance of a senior
                                                security.

Commodities:                                    Commodities:

                                                The Fund may not invest in physical
                                                commodities or commodity contracts
                                                (other than foreign currencies), but it
                                                may purchase and sell financial futures
                                                contracts, options on such contracts,
                                                swaps and securities backed by physical
                                                commodities.

Real Estate:                                    Real Estate:

The Fund may not engage in the                  The Fund may not invest in real estate,
purchase and sale of illiquid                   although it may invest in securities
interests in real estate,                       that are secured by real estate and
including interests in real estate              securities of issuers that invest or
investment trusts (although it may              deal in real estate.
invest in securities secured by real
estate or interests therein) or invest
in commodities or commodity contracts,
oil and gas interests, or mineral
exploration or development programs.

Borrowing:                                      Borrowing:

The Fund may not borrow money                   The Fund may not borrow money, except
except from banks for temporary or              that it may a) borrow from banks (as
emergency purposes, including the               defined in the 1940 Act) or other
meeting of redemption requests which            financial institutions or through reverse
might otherwise require the untimely            repurchase agreements in amounts up to
disposition of securities, in an amount         33 1/3% of its total assets (including
not to exceed the lesser of a) 5% of the        the amount borrowed); b) to the extent
value of the Fund's assets, or b) 10%           permitted by applicable law, borrow up to
of the value of the Fund's net assets           an additional 5% of its total assets
taken at cost at the time such borrowing        for temporary purposes; c) obtain
is made. The Fund will not issue senior         short-term credits as may be necessary
securities except in connection with            for the clearance of purchases and sales
such borrowings. The Fund may not pledge,       of portfolio securities; and d) purchase
mortgage, or hypothecate its assets (at         securities on margin to the extent
value) to an extent greater than 10% of         permitted by applicable law (the deposit
the net assets.                                 or payment of margin in connection with
                                                transactions in options and financial
                                                futures contracts is not considered
                                                purchase of securities on margin).*

                                                * The PIF Board of Directors has approved
                                                  a proposal to amend this fundamental
                                                  restriction and has directed that the
                                                  proposal be submitted to shareholders
                                                  of the Acquiring Fund for approval at the
                                                  PIF Shareholders Meeting. If approved by
                                                  shareholders, the amended fundamental
                                                  restriction with respect to borrowing will
                                                  provide as follows:

                                                     The Fund may not borrow money, except
                                                     as permitted under the 1940 Act, as
                                                     amended, and as interpreted, modified
                                                     or otherwise permitted by regulatory
                                                     authority having jurisdiction, from
                                                     time to time.

Making Loans:                                   Making Loans:

The Fund may not make loans, except             The Fund may not make loans,  except
that the Fund may a) purchase and               that the Fund may a) purchase and hold
hold debt obligations in accordance             debt obligations in accordance with its
with its investment objective and               investment  objectives and policies;
policies, b) enter into repurchase              b) enter into  repurchase  agreements;
agreements, and c) lend its portfolio           and c)  lend  its  portfolio  securities
securities without limitation against           without limitation against collateral
collateral (consisting of cash or               (consisting of cash or liquid assets) equal
securities issued or guaranteed by the          at all times to not less than 100% of the
U.S. Government or its agencies or              value of the  securities  loaned.  This limit
instrumentalities) equal at all times           does not apply to purchases of debt securities
to not less than 100% of the value of           or commercial paper.
the securities loaned.

Diversification:                                Diversification:

                                                The Fund may not invest more than
                                                5% of its total  assets in the
                                                securities  of any one  issuer  (other
                                                than  obligations  issued  or
                                                guaranteed  by the  U.S. government
                                                or its agencies or  instrumentalities)
                                                or purchase more than 10% of the
                                                outstanding voting securities of any
                                                one issuer, except that this limitation
                                                shall apply only with respect to 75%
                                                of the total assets of the Fund.

Underwriting:                                   Underwriting:

The Fund may not act as an underwriter          The Fund may not act as an underwriter
except to the extent that,  in  connection      of securities,  except to the extent that
with  the  disposition  of  portfolio           the Fund may be deemed  to be an  underwriter
securities,  it may be deemed to be an          in  connection  with the sale of
underwriter under the federal securities        securities held in its portfolio.
laws.

Concentration:                                  Concentration:

The Fund may not concentrate its investments    The Fund may not concentrate its investments
in any one industry. No more than 25% of the    in any particular industry,  except
value of its total assets will be invested      that the Fund may invest up to 25%
in securities of issuers having their principal of the value of its total  assets in a
activities in any one industry, other than      single industry,  provided  that,  when the
securities issued   or guaranteed by the        Fund has  adopted  a  temporary  defensive
U.S. Government or its agencies or              posture,  there shall be no limitation on
instrumentalities, or obligations of domestic   the purchase of obligations  issued or
branches of U.S. banks and savings              guaranteed by the U.S. government or its
institutions.                                   agencies or instrumentalities.

Short Sales:                                    Short Sales:

The Fund may not  purchase  securities  on      The Fund may not sell  securities
margin,  except it may  obtain  such            short (except where the Fund holds
short-term credits as are necessary for the     or has the right to obtain at no
clearance of transactions.  The Fund            added cost a long  position  in the
will not effect a short sale of any security.   securities  sold that equals or exceeds
The Fund will not issue or acquire              the securities sold short).
put and call options, straddles or spreads
or any combination thereof.

                        Additional Fundamental Investment
                  Restrictions Applicable to the Acquired Fund
The Cash Management Fund may not:
o purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).
o purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).
o purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.
o purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.
o purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.
o    invest in companies for the purpose of exercising control or management.
o invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.
o invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

                                                                 Appendix C
                 CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Securities and Investment Practices

         Market Volatility. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
         Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
         Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements And Loaned Securities

         Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.
         Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts

         The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

         Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.
Warrants
         Each of the Funds may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Derivatives

         To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
         Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
         There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.
         Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
         o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
         o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
         o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
         o the counterparty may fail to perform its obligations.

Convertible Securities

         Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
         Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
         The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings. Foreign Investing
         Each of the Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
     o companies with their principal place of business or principal office outside the U.S.; and
     o companies for which the principal securities trading market is outside the U.S.
     Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less
liquid  and  more  volatile  than  securities  of  comparable  U.S.   companies.
Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.
         Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
         With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.
         Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
         A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.
         Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
         o increased social, political and economic instability;
         o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
         o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
         o relatively new capital market structure or market-oriented economy;
         o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
         o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
         In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.
         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
         Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

         Each of the Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
         Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

         From time to time, as part of its investment strategy, each of the Funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.
         There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

                                                                    Appendix D
                              DEBT SECURITY RATINGS
Standard & Poor's Ratings Group ("S&P")
Commercial Paper:
A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."
Bonds:
AAA               Debt rated AAA has the highest  rating  assigned by S&P.
                  Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB-B-CCC
     -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories. Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
Bonds:
Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
         Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                                                Appendix E
                             PRINCIPAL MUTUAL FUNDS
                     AUDIT AND NOMINATING COMMITTEE CHARTER
Organization

The Audit and Nominating Committee of the Board of Directors ("Board") shall be composed of directors who are not interested persons as defined in the Investment Company Act of 1940.

Statement of Policy

The function of the Audit and Nominating Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the auditor's responsibility to plan and carry out a proper audit. Specifically, Fund management is responsible for: (1) the preparation, presentation and integrity of the Fund's financial statements; (2) the maintenance of appropriate accounting and financial reporting principles and policies; and (3) the maintenance of internal control over financial reporting and other procedures designed to assure compliance with accounting standards and related laws and regulations. The independent auditors are responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter. Nothing in this Charter shall be construed to reduce the responsibilities or liabilities of the Fund's service providers, including the auditors.

Although the Committee is expected to take a detached and questioning approach to the matters that come before it, the review of a Fund's financial statements by the Committee is not an audit, nor does the Committee's review substitute for the responsibilities of the Funds management for preparing; or the independent auditors for auditing, the financial statements. Members of the Committee are not full-time employees of the Fund and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct "field work" or other types of auditing or accounting reviews or procedures.

In discharging their duties the members of the Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Fund whom the director reasonably believes to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the persons professional or expert competence; or (3) a Board committee of which the director is not a member.

The Committee shall assist the directors in fulfilling their responsibilities to the shareholders, potential shareholders, and investment community relating to monitoring the integrity of the financial reporting processes and systems of internal accounting and financial controls, the compliance with legal and regulatory requirements, the independence and performance of internal and external auditors, and the effectiveness and efficiency of operations. The auditors for the Fund shall report directly to the Committee. Further, the Committee shall be responsible for maintaining free and open communication among the directors, the independent auditors, the internal auditors, and the management of the Fund.

Responsibilities

In carrying out its responsibilities, the Committee should be flexible so that it can best react to changing conditions to provide the directors and shareholders with reasonable assurance that the Fund accounting and reporting practices are in accordance with all requirements and are of the highest quality.

The Committee shall have the authority to retain outside counsel or other consultants to advise the Committee as it deems appropriate to its duties. The Committee may request any officer or employee of the Fund or management company or the company's outside counsel or independent auditors to attend a meeting of the Committee or to meet with any members of, or consultants to the Committee. No member of the Committee shall receive any compensation from the Fund except for service as a member of the Fund's Board or a committee of the Board.

           The Committee shall meet not less than twice per year to review the Fund's financial statements and shall make regular reports to the Board addressing such matters as the quality and integrity of the Company's financial statements, the Company's compliance with legal and regulatory requirements and the performance of the independent and internal auditors. The chair of the Committee may call additional meetings as necessary.

The Committee shall:
     1. Appoint, compensate, and conduct oversight of the work of the independent auditors.
     2. Meet with the independent auditors to review the scope and approach of the proposed audit plan and the audit procedures to be performed.
     3. Confirm and ensure the objectivity of the internal auditors and the independence of the independent auditors. Pre-approve all engagements and compensation to be paid to the auditor consistent with the Fund's Policy on Auditor Independence and discuss independence issues with the independent auditor on an annual basis. If so determined by the Committee, recommend that the Board take appropriate action to satisfy itself of the independence of the auditor. No engagement of the independent auditor should:
          (a) create a mutual or conflicting interest between the audit firm and the Fund
          (b)  place the audit firm in the position of auditing its own work
          (c) result in the audit firm acting in a management role for the Fund, or
          (d) place the audit firm in a position of being an advocate for the Fund.

                  Annually, the independent auditor shall report all relationships that may bear on independence between the auditor and the Fund with respect to any services provided by the auditor, its subsidiaries or affiliates.

     4. Review the adequacy and effectiveness of the Fund's internal controls, with the independent auditors, the organization's internal auditors, and its financial and accounting personnel, and consider their recommendations for improving the internal controls or particular areas where new or more detailed controls or procedures are desirable. Particular emphasis should be given to the adequacy of internal controls in exposing any payments, transactions, or procedures that might be deemed illegal or otherwise improper. Consider major changes to the Fund's auditing and accounting principles and practices as suggested by the independent auditors, internal auditor or management.
     5. Request that management inform the Committee of all new or changed accounting principles and disclosure practices on a timely basis. Inquire of the auditors regarding their judgments and reasoning regarding the appropriateness of the changes or proposed changes, as well as the appropriateness of the accounting principles and disclosure practices management employs for new transactions or events.
     6. Review legal and regulatory matters that may have a material effect on the financial statements, the Fund's compliance policies and ethical business practices programs, and any material related to regulatory examinations or reports received from regulators or government agencies.
     7. Inquire of management, the internal auditors, and the independent auditors regarding significant risks or exposures, and assess the steps management has taken to minimize such risks and exposures to the organization.
     8. Review the results of the Fund's monitoring of compliance with its Code of Ethics.
     9. Review the Fund's policies and procedures with respect to officers' and directors' expense accounts and perquisites, including their use of the organization's assets, and consider the results of the internal or independent auditors' reviews of those areas. (Expenses of individuals serving in the role of a Fund officer are not charged to the Fund and there are no related perquisites. Fees and reimbursable expenses of the independent directors are the only expenses of Fund directors charged to the Fund).
     10. Review the Fund's internal audit function, including its audit plans, staffing, explanations for any deviations from plans, and the coordination of such plans with those of the independent auditors.
     11. Review the significant issues reported to management prepared by the internal auditor and management's responses. Receive a summary of findings from completed internal audits. Review with the internal auditors any difficulties encountered in the course of the audit work, including any restrictions on the scope of activities or access to required information.
     12. Meet with the independent auditors, at the conclusion of the audit, to review the results of the audit, including any comments or recommendations of the independent auditors. In addition, review with the independent auditors any major issues regarding accounting and auditing principles, practices and judgments as well as the adequacy of internal controls that could significantly affect the financial statements. Further, report the results of the annual audit to the Board of Directors.
     13. Review the financial statements contained in the annual report to shareholders with management and the independent auditors. Inquire of the independent auditors regarding their qualitative judgments about the appropriateness, not just the acceptability, of the accounting principles and the clarity of the financial disclosures. Also, inquire of the independent auditors regarding their reasoning in accepting or questioning management's significant estimates.
     14. Inquire of the independent auditors regarding their judgments about whether management's accounting principles and estimates are conservative, moderate, or extreme from the perspective of income, asset, and liability recognition, and whether those principles are common practices or minority practices. Also, discuss with the independent auditors how the Fund's choices of accounting principles and disclosure practices may affect shareholders' and the public's views and attitudes about the organization.
     15. Discuss with the independent auditors other matters, if any, required to be discussed by Statements on Auditing Standards relating to the conduct of the audit such as audit adjustments, fraud and illegal acts, auditor retention issues, consultation with other auditors, disagreements with management and resolve any such disagreements, access to information, other difficulties encountered during the audit, etc.
     16. Meet separately with the independent auditors and internal auditors without management. Among the items to be discussed in these meetings are the independent auditors' evaluation of the Fund's financial, accounting, and auditing personnel, and the cooperation that the independent auditors received during the audit.
     17. Establish and maintain procedures for the handling of complaints received regarding accounting, internal controls, and auditing.
     18. Submit the minutes of all the Committee's meetings to, or discuss the matters considered at each Committee meeting with, the Board of Directors. Review and reassess the adequacy of this Charter annually and recommend any proposed changes to the Board for approval.
     19. Select, review and nominate for consideration by the Board candidates for directors who are not interested persons as defined in the Investment Company Act of 1940.

(adopted by the Board of Directors of each of the Principal Mutual Funds on September 13, 2004)

                                                              Appendix F
                     OUTSTANDING SHARES AND SHARE OWNERSHIP

         This Appendix sets forth information as to the number of shares outstanding and entitled to vote of each class of shares of the Acquired Fund, the number of outstanding shares of each class of shares of the Acquiring Fund and the percentage ownership by certain shareholders of such shares of the Acquired and Acquiring Funds.
Acquired Fund
         The following table shows as of the Record Date the number of Class A and Class B shares of the Acquired Fund outstanding and entitled to vote.

                                                              Number of Shares
        Acquired Fund                     Share Class           Outstanding
        -------------------------------------------------------------------
Principal Cash Management Fund, Inc.      Class A           342,171,939.931
                                          Class B             3,909,050.424

         The following table shows as of March 3, 2005 the percentage of the outstanding Class A and Class B shares of the Acquired Fund owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.
                                                                Percentage
                                                                 Owned by
        Acquired Fund                     Share Class         Principal Life
        --------------------------------------------------------------------
Principal Cash Management Fund, Inc.      Class A                 0.49%
                                          Class B                 0.00%

     As of March 3, 2005, the Directors and officers of the Acquired Fund together owned less than 1% of its outstanding shares.

     As of March 3, 2005, the following persons owned of record, or were known by the Acquired Fund or the Acquiring Fund to own beneficially, 5% or more of the outstanding shares of any Class of the Acquired Fund:

                                      Name and Address            Percentage of
Acquired Fund/Share Class              of Shareholder               Ownership
Principal Cash Management     Princor Financial Services Corporation  5.0%
   Fund, Inc./Class A         Principal Financial Group
                              Attn:  Valorie Hammen, N003-E20
                              Des Moines, IA  50392-0200

Principal Cash Management     Delaware Charter Guarantee & Trust Co.  9.5%
   Fund, Inc./Class A         Attn:  Lori N. Richards
                              P.O. Box 8738 Wilmington, DE 19899-8738

Acquiring Fund
         The following table shows as of the Record Date the number of shares outstanding of each Class of shares of the Acquiring Fund.
                                                             Number of Shares
       Acquiring Fund                     Share Class           Outstanding
       --------------------------------------------------------------------
PIF Money Market Fund               Institutional             88,178,161.07
                                    Select                     3,486,900.00
                                    Preferred                 23,833,721.81
                                    Advisors Select            7,481,366.80
                                    Advisors Signature            10,038.11
                                    Advisors Preferred        19,184,213.34
                                    Class J                  147,185,267.65
         The following table shows as of March 3, 2005 the percentage of the outstanding shares of each class of the Acquiring Fund owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.
                                   Percentage
                                    Owned by
        Acquired Fund                Share Class              Principal Life
        --------------------------------------------------------------------
PIF Money Market Fund            Institutional                      0.00%
                                 Select                             0.29%
                                 Preferred                          0.00%
                                 Advisors Select                    0.00%
                                 Advisors Signature               100.00%
                                 Advisors Preferred                 0.00%
                                 Class J                            0.00%
         As of March 3, 2005, the Directors and officers of PIF Fund together owned less than 1% of the outstanding shares of the Acquiring Fund.
         As of March 3, 2005, the persons identified below owned of record, or were known by the Acquiring Fund or the Acquired Fund to own beneficially, 5% or more of the outstanding shares of the Class of the Acquiring Fund indicated.
                                      Name and Address            Percentage of
    Share Class                        of Shareholder               Ownership
-----------------------------------------------------------------------------
Institutional Class      LIFETIME 2010 FUND                            47.2%
                         ATTN JAMIE SCRIGNOLI N-002-E20
                         MUTUAL FUND ACCOUNTING
                         711 HIGH STREET
                         DES MOINES, IA 50392-0200

                         LIFETIME STRATEGIC INCOME FUND                52.7%
                         ATTN JAMIE SCRIGNOLI N-002-E20
                         MUTUAL FUND ACCOUNTING
                         711 HIGH STREET
                         DES MOINES, IA 50392-0200

Select Class             Bankers Trust Company NA                      69.3%
                         FBO Delora Williams 665 Locust
                         Des Moines, IA 50304

                         Wachovia Bank NA                              23.3%
                         FBO Kewaunee Scientific Corp Exec Def Plan
                         Tanya Whitaker One West Fourth Stre
                         Winston-Salem, NC 27150

Preferred Class          DELAWARE CHARTER GUAR & TRUST                  9.1%
                         FBO PRINCIPAL FINANCIAL GROUP
                         ATTN:  RIS NPIO TRADE DESK
                         711 HIGH STREET
                         DES MOINES, IA 50392

                         INSURANCE SERVICES OFFICE, INC TTEE            7.9%
                         ISO SUPPLEMENTAL EXEC SAVING PLAN
                         545 WASHINGTON BLVD
                         JERSEY CITY, NJ 07310-1607

                         Trustar                                       10.0%
                         FBO SOUTHWIRE BALANCED FUND
                         RETIREMENT PLAN
                         PO BOX 8963
                         WILMINGTON, DE 19899-8963

                         Delaware Charter Guarantee & Trust            40.4%
                         FBO Various Qualified Plans
                         FBO PRINCIPAL FINANCIAL GROUP
                         ATTN RIS NPIO TRADE DESK
                         711 HIGH STREET
                         DES MOINES, IA 50392

                         PRINCIPAL TRUST COMPANY NA TTEE                7.3%
                         ATTN SUSAN SAGGIONE
                         FBO PRIORITY HLTH SUPPL EX DEF PLN
                         C/O DEBORAH PHILLIPS
                         1231 E BELTLINE AVE NE
                         GRAND RAPIDS, MI 49525-7024

Advisors Select Class    Delaware Charter Guarantee & Trust            94.9%
                         FBO Various Qualified Plans
                         FBO PRINCIPAL FINANCIAL GROUP
                         ATTN RIS NPIO TRADE DESK
                         711 HIGH STREET
                         DES MOINES, IA 50392

Advisors Preferred Class DELAWARE CHARTER GUAR & TRUST                 22.4%
                         FBO PRINCIPAL ADVANTAGE TRUST
                         ATTN:  RIS NPIO TRADE DESK
                         711 HIGH STREET
                         DES MOINES, IA 50392

                         Delaware Charter Guarantee & Trust            57.1%
                         FBO Various Qualified Plans
                         FBO PRINCIPAL FINANCIAL GROUP
                         ATTN RIS NPIO TRADE DESK
                         711 HIGH STREET
                         DES MOINES, IA 50392

                                                               Appendix G

                       ADDITIONAL PERFORMANCE INFORMATION

         Set forth below for each of the Acquired and Acquiring Funds is a bar chart which provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart for the Acquired Fund shows performance for Class A shares of that Fund. The bar chart for the Acquiring Fund, which has not yet issued Class A or Class B shares, shows performance of its Institutional Class Shares. The Class A and Class B shares of the Acquiring Fund will have higher expenses, and thus lower performance, than the Institutional Shares.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995    5.44
1996    4.96
1997    4.88
1998    5.15
1999    4.63
2000    5.89
2001    3.72
2002    1.20
2003    0.49
2004    0.74

The year-to-date return as of March 31, 2005 for Class A is 0.44% and for Class B is 0.33%.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    1.49
2003    0.80
2004    1.01



Year-to-date return as of March 31, 2005 for the Institutional Class is 0.52%.

(LOGO)                       Two Low-Cost Ways to Case Your Proxy Vote
                                             Save Time and Money
Principal
               Mutual
                Funds


------------------------------------------------ -----------------------------------------------
            VOTING BY PHONE                               VOTING ON THE INTERNET
o Read the Proxy Statement and have this card    o  Read the Proxy Statement and have this
                    at hand.                                          card at hand.
o Call toll-free 1-888-221-0697 and follow the   o  Log on to www.proxyweb.com and follow the
  recorded instructions.                            on-screen instructions.
o Do not return this paper ballot.               o  Do not return this paper ballot.
------------------------------------------------ -----------------------------------------------

(CONTROL No.)                   VOTE YOUR PROXY TODAY
                                PRINCIPAL MUTUAL FUNDS

                                  SPECIAL MEETING OF SHAREHOLDERS JUNE 16, 2005
                        THIS PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

PRINCIPAL CASH MANAGEMENT FUND, INC.
REORGANIZATION PROPOSAL
The undersigned shareholder appoints Arthur S. Filean, Ernest H. Gillum and Michael J. Beer , and each of them separately, Proxies, with power of substitution, and authorizes them to represent and to vote as designated on this ballot, at the meeting of shareholders to be held June 16, 2005 at 2:00 p.m., C.D.T., at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200 and at any adjournments thereof, all the shares of the Fund that the undersigned shareholder would be entitled to vote if personally present.

Check the appropriate boxes on the ballot, date the ballot and sign exactly as your name appears. Your signature acknowledges receipt of Notice of the Special Meeting of Shareholders and Combined Prospectus/Proxy Statement. Shares will be voted as you instruct. If not direction is made, the proxy will be voted FOR the proposals listed. In their discretion the Proxies will also be authorized to vote upon such other matters that may properly come before the meeting

                                   PLEASE MARK, SIGN, DATE AND MAIL
 Name &                                   YOUR PROXY BALLOT IN THE
 Address  of Shareholder           ENCLOSED POSTAGE-PAID ENVELOPE.

                                            Date__________________, 2005

                                                    (Signature Box)

                          Signature of Sareholder(s) (if held joint)           (Sign in the Box)

                          NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS BALLOT. If shares are held jointly, either party may sign. If executed by a corporation, an authorized officer must sign. Executors, administrators and trustees should so indicate when signing.

                         (Back of Card)

Please fill in box(es) as shown using black or blue ink or number 2 pencil. [X] PLEASE DO NOT USE FINE POINT PENS.



The Board of Directors recommends that shareholders vote FOR the following proposals.

                                                                                                 FOR      AGAINST    ABSTAIN

Approval of Agreement and Plan of Reorganization, as defined and described in the                 [ ]       [ ]         [ ]
Combined Prospectus/Proxy Statement related to the Special Meeting of Shareholders to be held on June 16, 2005

                                                                                                 FOR     WITHHOLD   FOR ALL
                                                                                                 ALL       ALL      Except*
Election of the Board of Directors:

     (01) Elizabeth Ballantine   (04) Mark A. Grimmett        (07) John E. Aschenbrenner
     (02) James D. Davis         (05) William C. Kimball      (08) Ralph C. Eucher                [ ]      [ ]        [ ]
     (03) Richard W. Gilbert     (06) Barbara A. Lukavsky     (09) Larry D. Zimpleman

---------------------------------------------------------------------------
*(NOTE: To withhold authority to vote for  one or more of the nominees, write the number(s)
  of the nominee(s) on the line above.)



                    PLEASE SIGN AND DATE ON THE REVERSE SIDE..

                                     PART B


                             INFORMATION REQUIRED IN
                      A STATEMENT OF ADDITIONAL INFORMATION

                         PRINCIPAL INVESTORS FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200


                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated: April __, 2005


This Statement of Additional Information is available to the shareholders of the "Acquired Funds" listed below, each of which is a separate mutual fund and all of which are collectively and commonly known as the Principal Mutual Funds ("PMF"), in connection with the proposed Reorganization providing for the combination of each Acquired Fund into the corresponding "Acquiring Fund" listed below, each of which is a separate series of Principal Investors Fund, Inc. ("PIF").


                                                                   Corresponding
PMF Acquired Fund                                                  PIF Acquiring Fund

Principal Balanced Fund, Inc.                         --       PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund, Inc.                    --       PIF LargeCap Value Fund
Principal Partners LargeCap Value Fund, Inc.          --       PIF Partners LargeCap Value Fund
Principal Equity Income Fund, Inc.                    --       PIF Equity Income Fund
Principal Partners Blue Chip Fund, Inc.               --       PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend Fund, Inc.          --       PIF Partners LargeCap Blend Fund
Principal LargeCap Stock Index Fund, Inc.             --       PIF LargeCap S&P 500 Index Fund
Principal Growth Fund, Inc.                           --       PIF LargeCap Growth Fund
Principal Partners Equity Growth Fund, Inc.           --       PIF Partners LargeCap Growth Fund I
Principal MidCap Fund, Inc.                           --       PIF MidCap Blend Fund
Principal Partners MidCap Growth Fund, Inc.           --       PIF Partners MidCap Growth Fund
Principal SmallCap Fund, Inc.                         --       PIF SmallCap Blend Fund
Principal Partners SmallCap Growth Fund, Inc.         --       PIF Partners SmallCap Growth Fund II
Principal Real Estate Securities Fund, Inc.           --       PIF Real Estate Securities Fund
Principal Bond Fund, Inc.                             --       PIF Bond & Mortgage Securities Fund
Principal Government Securities Income Fund, Inc.     --       PIF Government Securities Fund
Principal Tax-Exempt Bond Fund, Inc.                  --       PIF Tax-Exempt Bond Fund
Principal International Fund, Inc.                    --       PIF Diversified International Fund
Principal International SmallCap Fund, Inc.           --       PIF Diversified International Fund
Principal Limited Term Bond Fund, Inc.                --       PIF High Quality Short-Term Bond Fund
Principal Cash Management Fund, Inc.                  --       PIF Money Market Fund
Principal International Emerging Markets Fund, Inc.   --       PIF International Emerging Markets Fund

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated April __, 2005, relating to the Joint Special Meeting of Shareholders of the Acquired Funds to be held on May 26, 2005. The Proxy Statement/Prospectus, which describes the proposed Reorganization, may be obtained without charge by writing to Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080, or by calling toll free at 1-800-247-4123. This Statement of Additional Information includes and is accompanied by the Statement of Additional Information of PIF dated March 1, 2005.

     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission:

     (1) The Statement of Additional Information of PIF dated March 1, 2005, as filed on __________;

     (2) The financial statements of PIF included in its Annual Report to Shareholders for the fiscal year ended October 31, 2004, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on ________, 2005, insofar as such financial statements relate to the Acquiring Funds; and the financial statements of each of the Acquired Funds included in their respective Annual Reports to Shareholders for the fiscal year ended October 31, 2004, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on ________, 2005.

     The Annual and Semi-Annual Reports to Shareholders of PIF and each of the Acquired Funds are available upon request and without charge by calling toll-free at 1-800-247-4123.


                                TABLE OF CONTENTS


Explanatory Note to Pro Forma Financial Statements

Pro Forma Financial Statements consisting of (i) Statement of Assets and Liabilities, (ii) Statement of Operations; (iii) Schedule of Portfolio Investments and (iv) Notes to Pro Forma Financial Statements (see below), for each of the following combinations of an Acquired Fund into an Acquiring Fund:

--Principal Balanced Fund, Inc. and PIF Disciplined LargeCap Blend Fund
--Principal Capital Value Fund, Inc. and PIF LargeCap Value Fund
--Principal Partners Blue Chip Fund, Inc. and PIF Partners LargeCap Blend Fund I
--Principal Partners LargeCap Blend Fund, Inc. and PIF Partners LargeCap Blend Fund
--Principal LargeCap Stock Index Fund, Inc. and PIF LargeCap S&P 500 Index Fund
--Principal Growth Fund, Inc. and PIF LargeCap Growth Fund
--Principal MidCap Fund, Inc. and PIF MidCap Blend Fund
--Principal Partners MidCap Growth Fund, Inc. and PIF Partners MidCap Growth Fund
--Principal SmallCap Fund, Inc. and PIF SmallCap Blend Fund
--Principal Real Estate Securities Fund, Inc. and PIF Real Estate Securities Fund
--Principal Bond Fund, Inc. and PIF Bond & Mortgage Securities Fund
--Principal Government Securities Income Fund, Inc. and PIF Government Securities Fund
--Principal International Fund, Inc. , Principal International SmallCap Fund, Inc.
  and PIF Diversified International Fund
--Principal Limited Term Bond Fund, Inc. and PIF High Quality Short-Term Bond Fund
--Principal Cash Management Fund, Inc. and PIF Money Market Fund
--Principal International Emerging Markets Fund, Inc. and PIF International Emerging Markets Fund

--Notes to Pro Forma Financial Statements

Explanatory Note to Pro Forma Financial Statements

Pro forma combining financial statements for the Principal Partners LargeCap Value Fund, Inc./PIF Partners LargeCap Value Fund Reorganization are not included because as of February 28, 2005, the assets of Principal Partners LargeCap Value Fund, Inc. constituted less than 10% of the assets of the PIF Partners LargeCap Value Fund.

Pro forma combining financial statements for the Principal Partners Equity Growth Fund, Inc./PIF Partners LargeCap Growth Fund I Reorganization are not included because as of February 28, 2005, the assets of Principal Partners Equity Growth Fund, Inc. constituted less than 10% of the assets of the PIF Partners LargeCap Growth Fund I.

Pro forma combining financial statements for the Principal Partners SmallCap Growth Fund, Inc./PIF Partners SmallCap Growth Fund II Reorganization are not included because as of February 28, 2005, the assets of Principal Partners SmallCap Growth Fund, Inc. constituted less than 10% of the assets of the PIF Partners SmallCap Growth Fund II.

Principal Equity Income Fund, Inc. and Principal Tax-Exempt Bond Fund, Inc. will be reorganized into PIF Equity Income Fund and PIF Tax-Exempt Bond Fund, respectively, two funds which currently have no assets or liabilities. Pro forma combining financial statements are not included because the only significant pro forma financial statement impact relates to the fees and expenses of the Funds, which are summarized in Proposal 4 and Proposal 17 of Part A of the Prospectus/Proxy statement. Shareholders of these two Principal Mutual Funds should review those proposals to compare the fees and expenses of the newly created Fund with those of their corresponding Principal Mutual Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL        DISCIPLINED                          DISCIPLINED
                            BALANCED          LARGECAP         PRO FORMA           LARGECAP
                           FUND, INC.      BLEND FUND/(D)/  ADJUSTMENTS/(E)/      BLEND FUND
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $103,021,102       $242,096,087       $      --        $345,117,189
                         ============       ============       =========        ============
ASSETS
Investment in
 securities--at value.   $104,898,965/(c)/  $247,236,853       $      --        $352,135,818/(c)/
Cash..................         19,964              9,751              --              29,715
Receivables:
 Capital Shares sold..         14,723            587,026              --             601,749
 Dividends and
  interest............        437,140            117,836              --             554,976
 Investment securities
  sold................        787,211            433,594              --           1,220,805
Variation margin on
 futures contracts....             --              3,270              --               3,270
Other assets..........          4,818                 --              --               4,818
Prepaid directors'
 expenses.............             51                 --              --                  51
                         ------------       ------------       ---------        ------------
          Total Assets    106,162,872        248,388,330              --         354,551,202
LIABILITIES
Accrued management and
 investment advisory
 fees.................         11,503             28,156              --              39,659
Accrued administrative
 service fees.........             --                  1              --                   1
Accrued distribution
 fees.................          5,040                  1              --               5,041
Accrued service fees..             --                  1              --                   1
Accrued transfer and
 administrative fees..         62,387                 --              --              62,387
Accrued other expenses         54,414                 --              --              54,414
Payables:
 Capital Shares
  reacquired..........         64,548                 --              --              64,548
 Investment securities
  purchased...........      4,178,275            343,433              --           4,521,708
 Reorganization costs.             --                 --          52,133              52,133
Collateral obligation
 on securities loaned,
 at value.............        778,576                 --              --             778,576
                         ------------       ------------       ---------        ------------
     Total Liabilities      5,154,743            371,592          52,133           5,578,468
                         ------------       ------------       ---------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $101,008,129       $248,016,738       $ (52,133)       $348,972,734
                         ============       ============       =========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $110,701,478       $241,480,005       $      --        $352,181,483
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....         87,242            198,078         (52,133)            233,187
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (11,658,454)         1,119,941              --         (10,538,513)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      1,877,863          5,218,714              --           7,096,577
                         ------------       ------------       ---------        ------------
      Total Net Assets   $101,008,129       $248,016,738       $ (52,133)       $348,972,734
                         ============       ============       =========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000        200,000,000              --         200,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A       $      9,230             N/A        $      9,230
  Shares issued and
 outstanding..........                               716                                 716
  Net asset value per
 share................                      $      12.89                        $      12.89
                                            ============                        ============

Advisors Select: Net
 Assets...............            N/A       $     10,042             N/A        $     10,042
  Shares issued and
 outstanding..........                               780                                 780
  Net asset value per
 share................                      $      12.87                        $      12.87
                                            ============                        ============

Class A: Net Assets...   $ 85,881,686                N/A       $ (43,269)       $ 85,838,417
  Shares issued and
 outstanding..........      6,823,852                           (195,403)          6,628,449
  Net asset value per
 share................   $      12.59                                 --        $      12.95
  Maximum offering
 price per share /(a)/   $      13.36                                 --        $      13.74
                         ============                                 ==        ============

Class B: Net Assets...   $ 15,126,443                N/A       $  (8,864)       $ 15,117,579
  Shares issued and
 outstanding..........      1,208,875                            (41,494)          1,167,381
  Net asset value per
 share /(b)/..........   $      12.51                                 --        $      12.95
                         ============                                 ==        ============

Institutional: Net
 Assets...............            N/A       $247,978,493             N/A        $247,978,493
  Shares issued and
 outstanding..........                        19,149,187                          19,149,187
  Net asset value per
 share................                      $      12.95                        $      12.95
                                            ============                        ============

Preferred: Net Assets.            N/A       $      9,539             N/A        $      9,539
  Shares issued and
 outstanding..........                               738                                 738
  Net asset value per
 share................                      $      12.93                        $      12.93
                                            ============                        ============

Select: Net Assets....            N/A       $      9,434             N/A        $      9,434
  Shares issued and
 outstanding..........                               731                                 731
  Net asset value per
 share................                      $      12.91                        $      12.91
                                            ============                        ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(e) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                    COMBINED
                          PRINCIPAL   DISCIPLINED                  DISCIPLINED
                           BALANCED    LARGECAP      PRO FORMA      LARGECAP
                          FUND, INC.  BLEND FUND    ADJUSTMENTS     BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends..............  $1,002,270  $  331,531   $     --        $ 1,333,801
 Interest...............   1,747,349      45,570         --          1,792,919
 Securities lending.....       2,889          --         --              2,889
                          ----------  ----------   --------        -----------
            Total Income   2,752,508     377,101         --          3,129,609
Expenses:
 Management and
  investment advisory
  fees..................     604,671     153,994       434/(A)/        759,099
 Distribution fees -
  Advisors Preferred....          --         299         --                299
 Distribution fees -
  Advisors Select.......          --         358         --                358
 Distribution fees -
  Class A...............     168,458          --         --            168,458
 Distribution fees -
  Class B...............     144,277          --         --            144,277
 Distribution fees -
  Select................          --         120         --                120
 Administrative service
  fees - Advisors
  Preferred.............          --         179         --                179
 Administrative service
  fees - Advisors Select          --         239         --                239
 Administrative service
  fees - Preferred......          --         132         --                132
 Administrative service
  fees - Select.........          --         155         --                155
 Registration fees -
  Class A...............       8,074          --         --              8,074
 Registration fees -
  Class B...............       9,245          --         --              9,245
 Service fees - Advisors
  Preferred.............          --         203         --                203
 Service fees - Advisors
  Select................          --         299         --                299
 Service fees -
  Preferred.............          --         180         --                180
 Service fees - Select..          --         179         --                179
 Shareholder reports -
  Class A...............      15,413          --         --             15,413
 Shareholder reports -
  Class B...............       3,371          --         --              3,371
 Transfer and
  administrative fees -
  Class A...............      89,242          --         --             89,242
 Transfer and
  administrative fees -
  Class B...............      20,517          --         --             20,517
 Auditing and legal fees       9,538          --     (9,538)/(B)/           --
 Custodian fees.........      50,166          --    (50,166)/(B)/           --
 Directors' expenses....       3,416          --     (3,416)/(B)/           --
 Registration fees......      30,886          --         --             30,886
 Transfer and
  administrative fees...     238,592          --     2,033/(B)/        240,625
 Other expenses.........       5,873          --     (5,873)/(B)/           --
                          ----------  ----------   --------        -----------
    Total Gross Expenses   1,401,739     156,337    (66,526)         1,491,550
 Less: Fees paid
  indirectly............       1,225          --         --              1,225
                          ----------  ----------   --------        -----------
      Total Net Expenses   1,400,514     156,337    (66,526)         1,490,325
                          ----------  ----------   --------        -----------
   Net Investment Income
        (Operating Loss)   1,351,994     220,764     66,526          1,639,284

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions   4,735,935   1,082,257         --          5,818,192
 Futures contracts......          --      41,591         --             41,591
Change in unrealized
 appreciation/depreciation
 of:
 Investments............     947,601   3,377,162         --          4,324,763
 Futures contracts......          --      77,948         --             77,948
                          ----------  ----------   --------        -----------
        Net Realized and
  Unrealized Gain (Loss)
      on Investments and
      Foreign Currencies   5,683,536   4,578,958         --         10,262,494
                          ----------  ----------   --------        -----------
 Net Increase (Decrease)
 in Net Assets Resulting
         from Operations  $7,035,530  $4,799,722   $ 66,526        $11,901,778
                          ==========  ==========   ========        ===========



/(a) /Management and investment advisory fees increased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.

See accompanying notes.

                                                        SCHEDULE OF INVESTMENTS

                                                           October 31, 2004

                                                              (unaudited)

       Principal Amount or Number of Shares                                                  Market Value
----------------------------------------------------------------------------------------------------------------------------------
              Disciplined                                                                              Disciplined
  Principal   LargeCap                                                                     Principal   LargeCap
  Balanced      Blend                                                                      Balanced      Blend
  Fund, Inc.    Fund       Combined                                                        Fund, Inc.    Fund          Combined
----------------------------------------------------------------------------------------------------------------------------------
                                      COMMON STOCKS (88.04%)


                                      ADVERTISING SALES (0.11%)


    1,070           8,560       9,630  Lamar Advertising (1)                                  $44,319      $354,555      $398,874


                                      ADVERTISING SERVICES (0.02%)


    1,233               -       1,233  WPP Group (9)                                           61,971             -        61,971


                                      AEROSPACE & DEFENSE (0.45%)


    1,050           4,700       5,750  Boeing                                                  52,395       234,530       286,925


    4,010          20,460      24,470  Northrop Grumman                                       207,517     1,058,805     1,266,322


                                      AEROSPACE & DEFENSE EQUIPMENT (1.04%)


    2,810          11,330      14,140  General Dynamics                                       286,957     1,157,019     1,443,976


      407               -         407  Moog (1) (9)                                            15,275             -        15,275


    1,020               -       1,020  Orbital Sciences (1) (2) (9)                            10,557             -        10,557


      333               -         333  United Defense Industries (1) (9)                       13,367             -        13,367


    5,200          17,940      23,140  United Technologies                                    482,664     1,665,191     2,147,855


                                      AIRLINES (0.02%)


    5,647               -       5,647  ExpressJet Holdings (1) (9)                             62,795             -        62,795


    1,115               -       1,115  Skywest (9)                                             19,044             -        19,044


                                      APPAREL MANUFACTURERS (0.47%)


    6,300          16,310      22,610  Coach (1)                                              293,769       760,536     1,054,305


    2,540          13,010      15,550  Polo Ralph Lauren                                       93,802       480,459       574,261


      603               -         603  Quiksilver (1) (9)                                      16,432             -        16,432


                                      APPLICATIONS SOFTWARE (2.58%)


    4,250          33,166      37,416  Citrix Systems (1)                                     102,553       800,296       902,849


   51,250         236,985     288,235  Microsoft                                            1,434,487     6,633,210     8,067,697


    1,456               -       1,456  Serena Software (1) (9)                                 25,829             -        25,829


      873               -         873  SS&C Technologies (9)                                   20,638             -        20,638


                                      ATHLETIC FOOTWEAR (0.53%)


    5,360          16,890      22,250  Nike                                                   435,822     1,373,326     1,809,148


      835               -         835  Reebok International (9)                                30,895             -        30,895


                                      AUDIO & VIDEO PRODUCTS (0.04%)


    4,650               -       4,650  Matsushita Electric Industrial (9)                      67,471             -        67,471


    1,400               -       1,400  Pioneer (9)                                             25,900             -        25,900


    1,821               -       1,821  Polycom (1) (9)                                         37,604             -        37,604


                                      AUTO-CARS & LIGHT TRUCKS (0.09%)


    5,120               -       5,120  Ford Motor (9)                                          66,713             -        66,713


    5,146               -       5,146  Nissan Motor (2) (9)                                   115,528             -       115,528


    1,646               -       1,646  Toyota Motor (9)                                       127,713             -       127,713


                                      AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)


      794               -         794  Oshkosh Truck (9)                                       46,767             -        46,767


    3,370          16,133      19,503  Paccar                                                 233,575     1,118,178     1,351,753


    2,096               -       2,096  Volvo (9)                                               79,438             -        79,438


                                      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.03%)


      450               -         450  American Axle & Manufacturing Holdings (9)              12,915             -        12,915


    1,046               -       1,046  Dana (9)                                                15,596             -        15,596


      620               -         620  Magna International (9)                                 45,229             -        45,229


    2,374               -       2,374  Tenneco Automotive (1) (9)                              30,245             -        30,245


                                      BEVERAGES-NON-ALCOHOLIC (1.98%)


   11,027          75,863      86,890  Coca-Cola                                              448,358     3,084,590     3,532,948


    2,035               -       2,035  Cott (1) (9)                                            53,439             -        53,439


   11,320          55,640      66,960  Pepsico                                                561,246     2,758,631     3,319,877


                                      BEVERAGES-WINE & SPIRITS (0.02%)


    1,424               -       1,424  Diageo (9)                                              76,583             -        76,583


                                      BREWERY (0.01%)


    1,626               -       1,626  SABMiller (9)                                           23,252             -        23,252


                                      BROADCASTING SERVICES & PROGRAMMING (0.01%)


    1,200               -       1,200  Fox Entertainment Group (1) (9)                         35,592             -        35,592


                                      BUILDING & CONSTRUCTION PRODUCTS-
                                      MISCELLANEOUS (0.22%)


    2,959               -       2,959  CRH (9)                                                 70,743             -        70,743


    2,150          16,990      19,140  Masco                                                   73,659       582,077       655,736


      210               -         210  Simpson Manufacturing (9)                               13,499             -        13,499


    2,056               -       2,056  USG (1) (2) (9)                                         46,034             -        46,034


                                      BUILDING PRODUCTS-CEMENT & AGGREGATE (0.01%)


      557               -         557  Eagle Materials (9)                                     38,494             -        38,494


                                      BUILDING PRODUCTS-LIGHT FIXTURES (0.01%)


      281               -         281  Genlyte Group (1) (9)                                   20,670             -        20,670


                                      BUILDING PRODUCTS-WOOD (0.01%)


      664               -         664  Universal Forest Products (9)                           24,352             -        24,352


                                      BUILDING-HEAVY CONSTRUCTION (0.01%)


      687               -         687  Washington Group International (1) (9)                  23,956             -        23,956


                                      BUILDING-MAINTENANCE & SERVICE (0.01%)


      808               -         808  Rollins (9)                                             21,291             -        21,291


                                      BUILDING-RESIDENTIAL & COMMERCIAL (0.24%)


      987               -         987  Brookfield Homes (9)                                    25,563             -        25,563


      152               -         152  Daiwa House Industry (9)                                15,516             -        15,516


      878               -         878  Hovnanian Enterprises (1) (9)                           32,960             -        32,960


    1,447           5,830       7,277  KB Home                                                119,016       479,518       598,534


      579               -         579  M/I Schottenstein Homes (9)                             24,897             -        24,897


    1,130               -       1,130  MDC Holdings (9)                                        86,728             -        86,728


    1,080               -       1,080  Pulte (9)                                               59,270             -        59,270


                                      CABLE TV (0.62%)


   10,630          61,909      72,539  Comcast (1)                                            313,585     1,826,315     2,139,900


    2,400               -       2,400  Mediacom Communications (1) (9)                         15,720             -        15,720


                                      CASINO SERVICES (0.04%)


    3,280               -       3,280  International Game Technology (9)                      108,371             -       108,371


    1,630               -       1,630  Scientific Games (1) (9)                                34,524             -        34,524


                                      CELLULAR TELECOMMUNICATIONS (0.11%)


    1,010               -       1,010  Boston Communications Group (1) (9)                      9,191             -         9,191


    3,747               -       3,747  mmO2 (1) (9)                                            72,092             -        72,092


    2,720               -       2,720  Nextel Partners (1) (9)                                 45,805             -        45,805


    6,962               -       6,962  Vodafone Group (9)                                     179,550             -       179,550


    2,640               -       2,640  Western Wireless (1) (9)                                76,930             -        76,930


                                      CHEMICALS-DIVERSIFIED (0.03%)


      638               -         638  BASF (9)                                                40,086             -        40,086


    1,339               -       1,339  FMC (1) (9)                                             58,715             -        58,715


                                      CHEMICALS-SPECIALTY (0.04%)


      537               -         537  Albemarle (9)                                           19,251             -        19,251


    1,130               -       1,130  Lubrizol (9)                                            39,245             -        39,245


      392               -         392  MacDermid (9)                                           12,372             -        12,372


    1,420               -       1,420  Sigma-Aldrich (9)                                       79,009             -        79,009


                                      CIRCUIT BOARDS (0.01%)


    1,324               -       1,324  Benchmark Electronics (1) (9)                           44,976             -        44,976


                                      COAL (0.30%)


    2,510          14,100      16,610  Peabody Energy                                         160,088       899,298     1,059,386


                                      COATINGS & PAINT (0.25%)


    2,290          18,260      20,550  Sherwin-Williams                                        97,829       780,067       877,896


                                      COMMERCIAL BANKS (1.02%)


    9,918               -       9,918  Banco Santander Central Hispano (2) (9)                110,883             -       110,883


    1,240               -       1,240  Bank of Ireland (9)                                     68,076             -        68,076


    3,340               -       3,340  Bank of Nova Scotia (9)                                108,583             -       108,583


      760           6,110       6,870  BB&T                                                    31,244       251,182       282,426


      400               -         400  City Holding (9)                                        13,860             -        13,860


    2,972           7,680      10,652  City National                                          204,771       529,152       733,923


      559               -         559  Columbia Banking Systems (9)                            13,696             -        13,696


      233               -         233  Cullen/Frost Bankers (9)                                11,417             -        11,417


      403               -         403  CVB Financial (9)                                        9,994             -         9,994


      454               -         454  First Bancorp. (9)                                      24,757             -        24,757


      407               -         407  First Midwest Bancorp (9)                               14,208             -        14,208


    1,500               -       1,500  Fremont General (9)                                     32,250             -        32,250


    2,532               -       2,532  Hibernia (9)                                            73,428             -        73,428


    1,220               -       1,220  Hudson United Bancorp (9)                               48,556             -        48,556


      857               -         857  Kookmin Bank (9)                                        28,821             -        28,821


    4,040          12,050      16,090  Marshall & Ilsley                                      169,559       505,739       675,298


      235               -         235  MB Financial (9)                                        10,044             -        10,044


    6,934               -       6,934  National Bank of Greece  (9)                            39,524             -        39,524


      336               -         336  Oriental Financial Group (9)                             9,519             -         9,519


      958               -         958  Pacific Capital Bancorp. (9)                            30,493             -        30,493


    1,837               -       1,837  R&G Financial  (9)                                      69,108             -        69,108


    1,974               -       1,974  Toronto-Dominion Bank (9)                               79,315             -        79,315


      900               -         900  UCBH Holdings (9)                                       38,781             -        38,781


    3,610          13,420      17,030  UnionBanCal                                            219,307       815,265     1,034,572


                                      COMMERCIAL SERVICES (0.26%)


    2,380          18,140      20,520  Alliance Data Systems (1)                              100,626       766,959       867,585


      724               -         724  Magellan Health Services (1) (9)                        27,078             -        27,078


                                      COMMUNICATIONS SOFTWARE (0.09%)


      610           5,060       5,670  Avid Technology (1)                                     32,318       268,079       300,397


                                      COMPUTER AIDED DESIGN (0.36%)


      404               -         404  ANSYS (1) (9)                                           11,151             -        11,151


    3,875          19,520      23,395  Autodesk                                               204,406     1,029,680     1,234,086


                                      COMPUTER SERVICES (0.29%)


    3,466               -       3,466  Cognizant Technology Solutions (1) (9)                 117,844             -       117,844


    1,870          15,050      16,920  Computer Sciences (1)                                   92,883       747,533       840,416


    1,187               -       1,187  Perot Systems (1) (9)                                   19,028             -        19,028


      387               -         387  SRA International (1) (9)                               20,805             -        20,805


                                      COMPUTERS (1.46%)


    5,040          15,630      20,670  Apple Computer (1)                                     264,751       821,044     1,085,795


    3,290          26,381      29,671  Hewlett-Packard                                         61,392       492,270       553,662


    4,580          33,875      38,455  International Business Machines                        411,055     3,040,281     3,451,336


                                      COMPUTERS-INTEGRATED SYSTEMS (0.89%)


    8,350               -       8,350  Brocade Communications Systems (1) (9)                  56,697             -        56,697


   16,335          69,869      86,204  Dell (1)                                               572,705     2,449,607     3,022,312


    1,193               -       1,193  RadiSys (1) (9)                                         15,843             -        15,843


                                      COMPUTERS-MEMORY DEVICES (0.32%)


   18,080          62,240      80,320  EMC (1)                                                232,689       801,029     1,033,718


      561               -         561  Storage Technology (1) (9)                              15,158             -        15,158


      790               -         790  TDK (9)                                                 54,779             -        54,779


                                      COMPUTERS-PERIPHERAL EQUIPMENT (0.27%)


    1,144               -       1,144  Electronics for Imaging (1) (9)                         20,638             -        20,638


    2,530           8,460      10,990  Lexmark International (1)                              210,268       703,111       913,379


                                      CONSULTING SERVICES (0.22%)


    3,500          27,840      31,340  Accenture (1)                                           84,735       674,006       758,741


                                      CONSUMER PRODUCTS-MISCELLANEOUS (0.01%)


      348               -         348  Central Garden & Pet (1) (9)                            12,431             -        12,431


      470               -         470  Scotts (1) (9)                                          30,183             -        30,183


                                      CONTAINERS-METAL & GLASS (0.28%)


    5,300          18,630      23,930  Ball                                                   211,205       742,405       953,610


      313               -         313  Silgan Holdings (9)                                     14,853             -        14,853


                                      COSMETICS & TOILETRIES (2.84%)


    1,260          10,060      11,320  Alberto-Culver                                          56,524       451,292       507,816


    9,660          26,060      35,720  Avon Products                                          382,053     1,030,673     1,412,726


      482               -         482  Chattem (1) (9)                                         16,128             -        16,128


    4,800          14,900      19,700  Estee Lauder                                           206,160       639,955       846,115


    5,680          44,270      49,950  Gillette                                               235,606     1,836,320     2,071,926


      930           7,320       8,250  Kimberly-Clark                                          55,493       436,784       492,277


   17,430          71,546      88,976  Procter & Gamble                                       892,067     3,661,724     4,553,791


                                      DATA PROCESSING & MANAGEMENT (0.28%)


      470               -         470  First Data (9)                                          19,402             -        19,402


    2,146          13,430      15,576  Global Payments                                        117,515       735,427       852,942


    3,100               -       3,100  SEI Investments (9)                                    111,569             -       111,569


                                      DECISION SUPPORT SOFTWARE (0.01%)


    1,519               -       1,519  Wind River Systems (1) (9)                              20,339             -        20,339


                                      DENTAL SUPPLIES & EQUIPMENT (0.01%)


    1,350               -       1,350  Sybron Dental Specialties (1) (9)                       43,970             -        43,970


                                      DIAGNOSTIC EQUIPMENT (0.07%)


      995           6,070       7,065  Gen-Probe (1)                                           34,865       212,693       247,558


                                      DIALYSIS CENTERS (0.01%)


      819               -         819  DaVita (1) (9)                                          24,259             -        24,259


                                      DIRECT MARKETING (0.28%)


      843               -         843  Catalina Marketing (9)                                  21,589             -        21,589


    6,870          29,750      36,620  Harte-Hanks                                            176,834       765,765       942,599


                                      DISPOSABLE MEDICAL PRODUCTS (0.15%)


    2,680           6,660       9,340  C.R. Bard                                              152,224       378,288       530,512


                                      DISTRIBUTION-WHOLESALE (0.06%)


      758               -         758  Aviall (1) (9)                                          16,411             -        16,411


    1,330               -       1,330  Fastenal (9)                                            73,456             -        73,456


    1,678               -       1,678  Hughes Supply (9)                                       47,672             -        47,672


    1,021               -       1,021  Owens & Minor (9)                                       26,740             -        26,740


      720               -         720  United Stationers (1) (9)                               32,040             -        32,040


      725               -         725  Watsco (9)                                              20,633             -        20,633


                                      DIVERSIFIED MANUFACTURING OPERATIONS (4.04%)


    4,210           9,106      13,316  3M                                                     326,570       706,353     1,032,923


      974           3,895       4,869  Carlisle                                                56,619       226,416       283,035


    2,870               -       2,870  Danaher (9)                                            158,223             -       158,223


    1,890          15,260      17,150  Eaton                                                  120,865       975,877     1,096,742


   38,754         211,875     250,629  General Electric (8)                                 1,322,286     7,229,175     8,551,461


    1,290               -       1,290  Illinois Tool Works (9)                                119,041             -       119,041


      928           7,566       8,494  ITT Industries                                          75,298       613,905       689,203


    1,305               -       1,305  Siemens (9)                                             97,536             -        97,536


    7,540          59,139      66,679  Tyco International                                     234,871     1,842,180     2,077,051


                                      DIVERSIFIED MINERALS (0.07%)


    2,590               -       2,590  Anglo American (9)                                      57,602             -        57,602


    4,750               -       4,750  BHP Billiton (9)                                        98,182             -        98,182


    3,510               -       3,510  Cia Vale do Rio Doce (9)                                74,272             -        74,272


                                      DIVERSIFIED OPERATIONS (0.05%)


    2,731               -       2,731  Brascan (9)                                             97,442             -        97,442


    3,537               -       3,537  Tomkins (2) (9)                                         65,399             -        65,399


                                      E-COMMERCE-SERVICES (0.32%)


    2,285           9,298      11,583  eBay (1)                                               223,039       907,578     1,130,617


                                      E-MARKETING-INFORMATION (0.01%)


      226               -         226  Digital River (1) (9)                                    7,526             -         7,526


    3,096               -       3,096  Digitas (1) (9)                                         27,864             -        27,864


                                      E-SERVICES-CONSULTING (0.01%)


      843               -         843  Websense (1) (9)                                        34,201             -        34,201


                                      ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)


    1,430          11,420      12,850  Emerson Electric                                        91,592       731,451       823,043


    1,120               -       1,120  Hitachi (9)                                             70,168             -        70,168


      787               -         787  Littelfuse (1) (9)                                      25,672             -        25,672


    4,079               -       4,079  Sharp (9)                                               56,290             -        56,290


                                      ELECTRIC-INTEGRATED (1.92%)


    3,315          16,090      19,405  Constellation Energy Group                             134,655       653,576       788,231


      878               -         878  E.ON (9)                                                71,601             -        71,601


    6,650          26,740      33,390  Edison International                                   202,825       815,570     1,018,395


    1,820               -       1,820  Enel (9)                                                82,246             -        82,246


    2,098               -       2,098  Exelon (9)                                              83,123             -        83,123


      330               -         330  Great Plains Energy (9)                                  9,402             -         9,402


    9,269          32,540      41,809  MDU Resources Group                                    237,750       834,651     1,072,401


      868               -         868  OGE Energy (9)                                          22,021             -        22,021


    3,360          19,630      22,990  PPL                                                    174,720     1,020,760     1,195,480


      731               -         731  RWE (9)                                                 38,560             -        38,560


    3,020               -       3,020  Scottish Power (9)                                      97,788             -        97,788


    8,130          28,320      36,450  TXU                                                    497,718     1,733,750     2,231,468


                                      ELECTRIC-TRANSMISSION (0.03%)


    2,611               -       2,611  National Grid Group (9)                                115,145             -       115,145


                                      ELECTRONIC COMPONENTS-MISCELLANEOUS (0.04%)


    1,422               -       1,422  DSP Group (1) (9)                                       28,198             -        28,198


    2,376               -       2,376  Koninklijke Philips Electronics (9)                     56,597             -        56,597


    1,263               -       1,263  Methode Electronics (9)                                 16,962             -        16,962


    1,531               -       1,531  Omron (9)                                               34,674             -        34,674


                                      ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.54%)


    4,150          17,970      22,120  Altera (1)                                              94,329       408,458       502,787


    1,055               -       1,055  Cree (1) (9)                                            36,408             -        36,408


    2,240               -       2,240  Fairchild Semiconductor International (1) (9)           32,189             -        32,189


   30,873         147,648     178,521  Intel                                                  687,233     3,286,645     3,973,878


    1,350          10,500      11,850  International Rectifier (1)                             53,663       417,375       471,038


    2,349               -       2,349  Microsemi (1) (9)                                       36,503             -        36,503


    1,011               -       1,011  PMC - Sierra (1) (9)                                    10,373             -        10,373


      418               -         418  Silicon Laboratories (1) (9)                            12,527             -        12,527


    4,744           6,940      11,684  Texas Instruments                                      115,991       169,683       285,674


                                      ELECTRONIC CONNECTORS (0.28%)


    6,158          22,000      28,158  Amphenol (1)                                           211,404       755,260       966,664


                                      ELECTRONIC FORMS (0.46%)


    5,160          23,720      28,880  Adobe Systems                                          289,115     1,329,032     1,618,147


                                      ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)


    2,270               -       2,270  Tektronix (9)                                           68,849             -        68,849


                                      ELECTRONIC PARTS DISTRIBUTION (0.01%)


    1,818               -       1,818  Avnet (1) (9)                                           30,833             -        30,833


                                      ELECTRONICS-MILITARY (0.01%)


    1,036               -       1,036  Engineered Support Systems (9)                          49,769             -        49,769


                                      ENGINES-INTERNAL COMBUSTION (0.49%)


    2,286           6,710       8,996  Briggs & Stratton                                      164,158       481,845       646,003


    2,450          12,660      15,110  Cummins Engine                                         171,696       887,213     1,058,909


                                      ENTERPRISE SOFTWARE & SERVICE (0.37%)


    1,183               -       1,183  Hyperion Solutions (1) (9)                              47,474             -        47,474


      705               -         705  MicroStrategy (1) (9)                                   42,286             -        42,286


   14,450          77,680      92,130  Oracle (1)                                             182,937       983,429     1,166,366


    1,175               -       1,175  SAP (9)                                                 50,113             -        50,113


                                      FIDUCIARY BANKS (0.20%)


    2,710          21,720      24,430  Mellon Financial                                        78,319       627,708       706,027


                                      FILTRATION & SEPARATION PRODUCTS (0.01%)


      662               -         662  CLARCOR (9)                                             32,637             -        32,637


                                      FINANCE-AUTO LOANS (0.01%)


      391               -         391  Westcorp (9)                                            15,609             -        15,609


      835               -         835  WFS Financial (1) (9)                                   36,790             -        36,790


                                      FINANCE-CONSUMER LOANS (0.02%)


      749               -         749  Aiful (9)                                               18,656             -        18,656


      902               -         902  Collegiate Funding Services (1) (9)                     11,140             -        11,140


      788               -         788  Portfolio Recovery Associates (1) (9)                   26,571             -        26,571


                                      FINANCE-CREDIT CARD (1.49%)


    2,230          17,855      20,085  American Express                                       118,346       947,565     1,065,911


    7,720          19,740      27,460  Capital One Financial                                  569,427     1,456,022     2,025,449


   16,743          65,397      82,140  MBNA                                                   429,123     1,676,125     2,105,248


                                      FINANCE-INVESTMENT BANKER & BROKER (4.10%)


   20,465         105,251     125,716  Citigroup (8)                                          908,032     4,669,987     5,578,019


    5,370          22,009      27,379  Goldman Sachs Group                                    528,301     2,165,245     2,693,546


    3,080          13,205      16,285  Legg Mason                                             196,227       841,291     1,037,518


    3,856          17,670      21,526  Lehman Brothers Holdings                               316,770     1,451,590     1,768,360


    2,925          12,578      15,503  Merrill Lynch                                          157,774       678,457       836,231


    7,200          38,574      45,774  Morgan Stanley                                         367,848     1,970,746     2,338,594


    5,175               -       5,175  Nomura Holdings (9)                                     62,980             -        62,980


      247               -         247  Raymond James Financial (9)                              6,447             -         6,447


                                      FINANCE-MORTGAGE LOAN/BANKER (0.52%)


    1,192               -       1,192  American Home Mortgage Investment (9)                   32,935             -        32,935


    1,510          11,610      13,120  Doral Financial                                         63,390       487,388       550,778


    1,080           8,690       9,770  Federal Home Loan Mortgage                              71,928       578,754       650,682


    1,430           6,832       8,262  Federal National Mortgage Association                  100,314       479,265       579,579


                                      FINANCIAL GUARANTEE INSURANCE (0.27%)


    2,930          11,310      14,240  MGIC Investment                                        188,428       727,346       915,774


      180               -         180  Triad Guaranty (1) (9)                                   9,812             -         9,812


                                      FOOD-CONFECTIONERY (0.16%)


    1,200           9,880      11,080  Hershey Foods                                           60,828       500,817       561,645


                                      FOOD-FLOUR & GRAIN (0.48%)


   15,800          71,280      87,080  Archer Daniels Midland                                 306,046     1,380,694     1,686,740


                                      FOOD-MISCELLANEOUS/DIVERSIFIED (0.30%)


    2,210          17,610      19,820  Kellogg                                                 95,030       757,230       852,260


    2,053               -       2,053  Nestle (9)                                             121,743             -       121,743


      976               -         976  Unilever (9)                                            56,891             -        56,891


                                      FOOD-RETAIL (0.03%)


    6,162               -       6,162  Tesco (9)                                               98,900             -        98,900


                                      FOOTWEAR & RELATED APPAREL (0.00%)


      557               -         557  Wolverine World Wide (9)                                16,955             -        16,955


                                      GARDEN PRODUCTS (0.02%)


      961               -         961  Toro (9)                                                65,588             -        65,588


                                      GAS-DISTRIBUTION (0.43%)


    1,072               -       1,072  AGL Resources (9)                                       33,446             -        33,446


    5,547          20,750      26,297  Energen                                                298,318     1,115,935     1,414,253


    1,157               -       1,157  ONEOK (9)                                               31,031             -        31,031


      551               -         551  UGI (9)                                                 21,285             -        21,285


                                      HEALTH CARE COST CONTAINMENT (0.34%)


    4,310          34,320      38,630  Caremark Rx (1)                                        129,171     1,028,570     1,157,741


    1,684               -       1,684  First Health Group (1) (9)                              26,809             -        26,809


                                      HOTELS & MOTELS (0.04%)


      274               -         274  Choice Hotels International (9)                         13,672             -        13,672


    4,987               -       4,987  InterContinental Hotels Group (9)                       61,739             -        61,739


    1,060               -       1,060  Starwood Hotels & Resorts Worldwide (9)                 50,594             -        50,594


                                      HUMAN RESOURCES (0.38%)


    1,382               -       1,382  Korn/Ferry International (1) (9)                        24,047             -        24,047


    2,603               -       2,603  Labor Ready (1) (9)                                     37,353             -        37,353


    6,463          41,010      47,473  Robert Half International                              171,463     1,087,995     1,259,458


                                      IMPORT & EXPORT (0.04%)


    6,230               -       6,230  Mitsubishi (9)                                         136,437             -       136,437


                                      INDEX FUND (0.02%)


      505               -         505  Regional Bank HOLDRs Trust (9)                          68,594             -        68,594


                                      INSTRUMENTS-CONTROLS (0.19%)


    1,040           8,300       9,340  Parker Hannifin                                         73,455       586,229       659,684


                                      INSTRUMENTS-SCIENTIFIC (0.24%)


    1,830               -       1,830  Applied Biosystems Group (9)                            34,916             -        34,916


      261               -         261  Dionex (1) (9)                                          14,616             -        14,616


    1,950          15,510      17,460  Millipore (1)                                           89,681       713,305       802,986


                                      INTERNET APPLICATION SOFTWARE (0.00%)


    1,487               -       1,487  eResearch Technology (1) (9)                            17,383             -        17,383


                                      INTERNET BROKERS (0.21%)


    8,260               -       8,260  Ameritrade Holding (1) (9)                             107,545             -       107,545


    5,240          42,210      47,450  E*trade Group (1)                                       67,596       544,509       612,105


                                      INTERNET CONNECTIVE SERVICES (0.00%)


    5,937               -       5,937  Hanaro Telecom (1) (9)                                  17,217             -        17,217


                                      INTERNET FINANCIAL SERVICES (0.02%)


    1,951               -       1,951  IndyMac Bancorp (9)                                     62,939             -        62,939


                                      INTERNET SECURITY (0.59%)


    1,194               -       1,194  RSA Security (1) (9)                                    24,429             -        24,429


    7,100          28,610      35,710  Symantec (1)                                           404,274     1,629,053     2,033,327


                                      INTERNET TELEPHONY (0.01%)


    1,011               -       1,011  j2 Global Communications (1) (9)                        30,482             -        30,482


                                      INTIMATE APPAREL (0.00%)


      622               -         622  Warnaco Group (1) (9)                                   12,689             -        12,689


                                      LEISURE & RECREATION PRODUCTS (0.35%)


    2,890          23,130      26,020  Brunswick                                              135,599     1,085,260     1,220,859


                                      LIFE & HEALTH INSURANCE (0.71%)


    2,280          11,680      13,960  AmerUs Group                                            95,258       487,991       583,249


    2,040               -       2,040  Jefferson-Pilot (9)                                     98,512             -        98,512


      870             990       1,860  Lincoln National                                        38,106        43,362        81,468


    1,680          13,440      15,120  Nationwide Financial Services                           58,128       465,024       523,152


      770           6,230       7,000  Protective Life                                         30,261       244,839       275,100


      420               -         420  Stancorp Financial Group (9)                            31,660             -        31,660


      940               -         940  Universal American Financial (1) (9)                    11,430             -        11,430


   10,510          52,470      62,980  UnumProvident                                          143,567       716,740       860,307


                                      MACHINERY TOOLS & RELATED PRODUCTS (0.02%)


    1,790               -       1,790  Lincoln Electric Holdings (9)                           59,750             -        59,750


                                      MACHINERY-CONSTRUCTION & MINING (0.52%)


    2,270          19,620      21,890  Caterpillar                                            182,826     1,580,195     1,763,021


      503               -         503  Joy Global (9)                                          16,996             -        16,996


      924               -         924  Terex (1) (9)                                           35,112             -        35,112


                                      MACHINERY-FARM (0.39%)


    4,320          18,550      22,870  Deere                                                  258,250     1,108,919     1,367,169


                                      MACHINERY-GENERAL INDUSTRY (0.44%)


      598               -         598  Gardner Denver (1) (9)                                  17,928             -        17,928


    4,080          17,905      21,985  Ingersoll-Rand                                         279,235     1,225,418     1,504,653


                                      MACHINERY-PUMPS (0.03%)


    3,115               -       3,115  Graco (9)                                              107,156             -       107,156


                                      MEDICAL INFORMATION SYSTEM (0.00%)


      883               -         883  Dendrite International (1) (9)                          12,936             -        12,936


                                      MEDICAL INSTRUMENTS (0.35%)


      585               -         585  dj Orthopedics (1) (9)                                   9,974             -         9,974


    1,068               -       1,068  Kensey Nash (1) (9)                                     30,545             -        30,545


    1,069           8,568       9,637  Medtronic                                               54,636       437,910       492,546


    1,726           7,200       8,926  St. Jude Medical (1)                                   132,160       551,304       683,464


      195               -         195  Techne (1) (9)                                           7,024             -         7,024


                                      MEDICAL LASER SYSTEMS (0.01%)


    2,848               -       2,848  Candela (1) (9)                                         28,978             -        28,978


                                      MEDICAL PRODUCTS (2.25%)


    2,410           1,880       4,290  Becton Dickinson                                       126,525        98,700       225,225


      261               -         261  Cooper (9)                                              18,361             -        18,361


      377               -         377  INAMED (1) (9)                                          20,038             -        20,038


   17,550          78,851      96,401  Johnson & Johnson                                    1,024,569     4,603,321     5,627,890


    3,790          17,890      21,680  Varian Medical Systems (1)                             152,168       718,284       870,452


    2,510          11,670      14,180  Zimmer Holdings (1)                                    194,751       905,475     1,100,226


                                      MEDICAL-BIOMEDICAL/GENE (1.12%)


    2,349               -       2,349  Affymetrix (1) (9)                                      71,645             -        71,645


    7,890          40,399      48,289  Amgen (1)                                              448,152     2,294,663     2,742,815


    1,131               -       1,131  Celera Genomics Group (1) (9)                           14,499             -        14,499


    1,370          10,780      12,150  Charles River Laboratories International (1)            64,102       504,396       568,498


    1,562               -       1,562  deCODE genetics (1) (9)                                 10,934             -        10,934


    3,430           7,370      10,800  Genentech (1)                                          156,168       335,556       491,724


    2,136               -       2,136  Lexicon Genetics (1) (9)                                13,905             -        13,905


    3,149               -       3,149  Maxim Pharmaceuticals (1) (9)                            7,873             -         7,873


                                      MEDICAL-DRUGS (3.85%)


    5,440          43,394      48,834  Abbott Laboratories                                    231,907     1,849,886     2,081,793


    1,045               -       1,045  AstraZeneca (9)                                         43,054             -        43,054


        -          10,366      10,366 Bristol-Myers Squibb                                          -       242,875       242,875


    1,650          13,270      14,920  Cephalon (1)                                            78,656       632,581       711,237


    2,362               -       2,362  Eisai (9)                                               67,553             -        67,553


    1,400          10,792      12,192  Eli Lilly                                               76,874       592,589       669,463


    1,102               -       1,102  Endo Pharmaceuticals Holdings (1) (9)                   24,024             -        24,024


      842               -         842  First Horizon Pharmaceutical (1) (9)                    20,696             -        20,696


    5,684          27,160      32,844  Forest Laboratories (1)                                253,506     1,211,336     1,464,842


    1,556               -       1,556  GlaxoSmithKline (9)                                     65,974             -        65,974


      500               -         500  Hi-Tech Pharmacal (1) (9)                                8,105             -         8,105


      928               -         928  Ligand Pharmaceuticals (1) (9)                           8,273             -         8,273


    1,720          13,387      15,107  Merck                                                   53,853       419,147       473,000


    2,159               -       2,159  Novartis (9)                                           103,654             -       103,654


      705               -         705  Novo Nordisk (9)                                        35,215             -        35,215


   39,702         192,238     231,940  Pfizer                                               1,149,373     5,565,290     6,714,663


      450               -         450  Roche Holding (9)                                       46,170             -        46,170


      548               -         548  Salix Pharmaceuticals (1) (9)                            8,784             -         8,784


    1,351               -       1,351  Sanofi-Synthelabo (9)                                   49,312             -        49,312


    1,880               -       1,880  Teva Pharmaceutical Industries (9)                      48,880             -        48,880


    1,570          12,530      14,100  Wyeth                                                   62,251       496,815       559,066


                                      MEDICAL-GENERIC DRUGS (0.15%)


    1,400          10,805      12,205  Barr Laboratories (1)                                   52,710       406,808       459,518


    2,530               -       2,530  Eon Labs (1) (9)                                        62,263             -        62,263


                                      MEDICAL-HMO (1.83%)


    2,070          11,760      13,830  Aetna                                                  196,650     1,117,200     1,313,850


    1,710          13,818      15,528  Anthem (1)                                             137,484     1,110,967     1,248,451


    1,034               -       1,034  Sierra Health Services (1) (9)                          49,343             -        49,343


    7,101          27,750      34,851  UnitedHealth Group                                     514,112     2,009,100     2,523,212


      648               -         648  WellChoice (1) (9)                                      27,061             -        27,061


    1,370          11,125      12,495  Wellpoint Health Networks (1)                          133,794     1,086,468     1,220,262


                                      MEDICAL-HOSPITALS (0.02%)


    1,700               -       1,700  LifePoint Hospitals (1) (9)                             55,114             -        55,114


      668               -         668  VCA Antech (1) (9)                                      14,977             -        14,977


                                      MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.01%)


      673               -         673  Apria Healthcare Group (1) (9)                          18,413             -        18,413


                                      METAL PROCESSORS & FABRICATION (0.02%)


      634               -         634  Commercial Metals (9)                                   22,919             -        22,919


      610               -         610  Quanex (9)                                              30,927             -        30,927


                                      METAL-ALUMINUM (0.03%)


    4,483               -       4,483  Century Aluminum (1) (9)                               103,737             -       103,737


                                      METAL-COPPER (0.15%)


      660           5,220       5,880  Phelps Dodge                                            57,776       456,959       514,735


                                      METAL-DIVERSIFIED (0.01%)


    1,025               -       1,025  Inco (1) (9)                                            36,285             -        36,285


                                      METAL-IRON (0.01%)


      564               -         564  Cleveland-Cliffs (1) (9)                                41,115             -        41,115


      263               -         263  Gibraltar Industries (9)                                 9,208             -         9,208


                                      MISCELLANEOUS INVESTING (0.16%)


    1,060               -       1,060  Archstone-Smith Trust (9)                               35,563             -        35,563


      705               -         705  CRT Properties (9)                                      15,623             -        15,623


      868               -         868  Entertainment Properties Trust (9)                      34,633             -        34,633


    2,040               -       2,040  Equity Residential Properties Trust (9)                 68,034             -        68,034


      551               -         551  Federal Realty Investment Trust (9)                     26,145             -        26,145


      980               -         980  Gramercy Capital (1) (9)                                15,974             -        15,974


      618               -         618  Healthcare Realty Trust (2) (9)                         24,936             -        24,936


    1,480               -       1,480  Kimco Realty (9)                                        80,734             -        80,734


      425               -         425  New Century Financial (9)                               23,439             -        23,439


    1,499               -       1,499  Newcastle Investment (9)                                45,884             -        45,884


    1,260               -       1,260  Prologis Trust (9)                                      49,115             -        49,115


      317               -         317  PS Business Parks (9)                                   13,923             -        13,923


      586               -         586  SL Green Realty (9)                                     32,125             -        32,125


      969               -         969  Thornburg Mortgage (9)                                  27,684             -        27,684


    2,895               -       2,895  Ventas (9)                                              77,875             -        77,875


                                      MONEY CENTER BANKS (3.12%)


    4,990               -       4,990  ABN AMRO Holding (9)                                   120,059             -       120,059


   19,344         108,484     127,828  Bank of America                                        866,418     4,858,998     5,725,416


    3,628               -       3,628  Barclays (9)                                           143,161             -       143,161


    5,500               -       5,500  BNP Paribas (9)                                        187,825             -       187,825


    3,710               -       3,710  Credit Suisse Group (1)  (9)                           127,142             -       127,142


      810               -         810  HBOS (9)                                                32,481             -        32,481


      427               -         427  HSBC Holdings (9)                                       34,600             -        34,600


   18,349          94,001     112,350  JP Morgan Chase                                        708,271     3,628,439     4,336,710


    7,655               -       7,655  Mitsubishi Tokyo Financial Group (9)                    64,991             -        64,991


    1,621               -       1,621  UBS (9)                                                117,506             -       117,506


                                      MOTION PICTURES & SERVICES (0.01%)


    1,176               -       1,176  Macrovision (1) (9)                                     31,799             -        31,799


      253               -         253  Metro-Goldwyn-Mayer (1) (9)                              2,991             -         2,991


                                      MOTORCYCLE & MOTOR SCOOTER (0.10%)


    3,500           2,570       6,070  Harley-Davidson                                        201,495       147,955       349,450


                                      MULTI-LEVEL DIRECT SELLING (0.01%)


    1,492               -       1,492  Nu Skin Enterprises (9)                                 28,855             -        28,855


                                      MULTI-LINE INSURANCE (2.77%)


   11,675          55,662      67,337  American International Group                           708,789     3,379,240     4,088,029


    3,146               -       3,146  AXA (9)                                                 68,111             -        68,111


      860           6,820       7,680  Cigna                                                   54,576       432,797       487,373


    3,635          19,130      22,765  Hartford Financial Services Group                      212,575     1,118,722     1,331,297


    2,883               -       2,883  ING Groep (9)                                           76,774             -        76,774


    5,830          37,984      43,814  MetLife                                                223,580     1,456,687     1,680,267


    4,440          35,640      40,080  Prudential Financial                                   206,327     1,656,191     1,862,518


    4,900               -       4,900  Zurich Financial Services (9)                           69,335             -        69,335


                                      MULTIMEDIA (2.18%)


      180           1,480       1,660  Gannett                                                 14,931       122,766       137,697


      512               -         512  Journal Communications (9)                               8,254             -         8,254


    2,420          13,660      16,080  McGraw-Hill                                            208,725     1,178,175     1,386,900


      298               -         298  Media General (9)                                       17,373             -        17,373


    5,122               -       5,122  News (2) (9)                                           165,236             -       165,236


   30,610         169,017     199,627  Time Warner (1)                                        509,350     2,812,443     3,321,793


    2,080          15,940      18,020  Viacom                                                  75,899       581,650       657,549


    2,759               -       2,759  Vivendi Universal (1) (9)                               75,679             -        75,679


   11,180          61,877      73,057  Walt Disney                                            281,960     1,560,538     1,842,498


                                      NETWORKING PRODUCTS (1.37%)


   41,150         169,331     210,481  Cisco Systems (1)                                      790,492     3,252,849     4,043,341


    1,820               -       1,820  Juniper Networks (1) (9)                                48,430             -        48,430


   19,000         176,700     195,700  Lucent Technologies (1)                                 67,450       627,285       694,735


                                      OFFICE AUTOMATION & EQUIPMENT (0.03%)


    1,667               -       1,667  Canon (9)                                               82,516             -        82,516


      630               -         630  Imagistics International (1) (9)                        21,685             -        21,685


                                      OFFICE FURNISHINGS-ORIGINAL (0.01%)


      889               -         889  HNI (9)                                                 35,916             -        35,916


                                      OFFICE SUPPLIES & FORMS (0.01%)


      848               -         848  John H. Harland (9)                                     27,331             -        27,331


                                      OIL COMPANY-EXPLORATION & PRODUCTION (1.21%)


    7,540          23,220      30,760  Apache                                                 382,278     1,177,254     1,559,532


    5,680          25,470      31,150  Burlington Resources                                   235,720     1,057,005     1,292,725


    2,440               -       2,440  Canadian Natural Resources (9)                         102,382             -       102,382


    1,780          11,379      13,159  Devon Energy                                           131,667       841,705       973,372


      513               -         513  Houston Exploration (1) (9)                             30,062             -        30,062


    1,151               -       1,151  KCS Energy (1) (9)                                      15,665             -        15,665


    2,830               -       2,830  Meridian Resource (1) (9)                               22,782             -        22,782


      899               -         899  Noble Energy (9)                                        52,142             -        52,142


    1,228               -       1,228  PetroKazakhstan (9)                                     45,313             -        45,313


    1,346               -       1,346  Plains Exploration & Production (1) (9)                 33,650             -        33,650


      670               -         670  Pogo Producing (9)                                      30,719             -        30,719


    1,890               -       1,890  Talisman Energy (9)                                     50,784             -        50,784


                                      OIL COMPANY-INTEGRATED (4.66%)


      550               -         550  Amerada Hess (9)                                        44,390             -        44,390


      593               -         593  BP Amoco (9)                                            34,542             -        34,542


   10,942          58,816      69,758  ChevronTexaco                                          580,583     3,120,777     3,701,360


    4,100          19,510      23,610  ConocoPhillips                                         345,671     1,644,888     1,990,559


    1,155               -       1,155  ENI (9)                                                132,167             -       132,167


   27,108         139,145     166,253  Exxon Mobil                                          1,334,256     6,848,717     8,182,973


    2,020               -       2,020  Marathon Oil (9)                                        76,982             -        76,982


    6,176          25,307      31,483  Occidental Petroleum                                   344,806     1,412,890     1,757,696


      592               -         592  Petro-Canada (9)                                        32,258             -        32,258


    1,170               -       1,170  Petroleo Brasileiro (9)                                 41,547             -        41,547


    5,290               -       5,290  Repsol YPF (9)                                         114,634             -       114,634


    1,555               -       1,555  TotalFinaElf (9)                                       162,155             -       162,155


                                      OIL FIELD MACHINERY & EQUIPMENT (0.16%)


      646               -         646  FMC Technologies (1) (9)                                19,528             -        19,528


    2,830          22,680      25,510  Grant Prideco (1)                                       58,185       466,301       524,486


      431               -         431  Universal Compression Holdings (1) (9)                  14,904             -        14,904


                                      OIL REFINING & MARKETING (0.34%)


    6,200               -       6,200  Statoil (9)                                             90,396             -        90,396


    2,305               -       2,305  Tesoro Petroleum (1) (9)                                69,795             -        69,795


    2,600          20,990      23,590  Valero Energy                                          111,722       901,940     1,013,662


                                      OIL-FIELD SERVICES (0.48%)


    2,380               -       2,380  BJ Services (9)                                        121,380             -       121,380


    1,342               -       1,342  Cal Dive International (1) (9)                          47,520             -        47,520


    2,705          21,285      23,990  Schlumberger                                           170,253     1,339,678     1,509,931


                                      OPTICAL SUPPLIES (0.24%)


      706               -         706  Advanced Medical Optics (1) (9)                         27,605             -        27,605


    2,702          10,678      13,380  Bausch & Lomb                                          164,714       650,931       815,645


                                      PAPER & RELATED PRODUCTS (1.01%)


    5,700          27,170      32,870  Georgia-Pacific                                        197,163       939,810     1,136,973


    6,747          14,414      21,161  Louisiana-Pacific                                      165,369       353,287       518,656


        -          20,280      20,280 MeadWestvaco                                                          639,428       639,428


      540           4,090       4,630  Temple-Inland                                           31,925       241,801       273,726


    2,396               -       2,396  UPM-Kymmene Oyj (9)                                     47,584             -        47,584


    1,590          12,910      14,500  Weyerhaeuser                                            99,598       808,683       908,281


                                      PIPELINES (0.54%)


    5,160          17,180      22,340  National Fuel Gas                                      144,583       481,384       625,967


    5,726          20,260      25,986  Questar                                                274,848       972,480     1,247,328


                                      POULTRY (0.02%)


    2,568               -       2,568  Pilgrims Pride (9)                                      69,439             -        69,439


                                      PRINTING-COMMERCIAL (0.01%)


      670               -         670  Banta (9)                                               27,256             -        27,256


      479               -         479  Consolidated Graphics (1) (9)                           20,453             -        20,453


                                      PROPERTY & CASUALTY INSURANCE (0.68%)


      772               -         772  Arch Capital Group (1) (9)                              29,004             -        29,004


    2,780          14,610      17,390  Chubb                                                  200,521     1,053,819     1,254,340


      609               -         609  First American (9)                                      18,995             -        18,995


    1,207               -       1,207  Infinity Property & Casualty (9)                        37,514             -        37,514


      750           9,060       9,810  Progressive                                             70,162       847,563       917,725


      400               -         400  Selective Insurance Group (9)                           15,632             -        15,632


    1,150               -       1,150  State Auto Financial (9)                                32,718             -        32,718


    1,237               -       1,237  W.R. Berkley (9)                                        52,869             -        52,869


                                      PUBLICLY TRADED INVESTMENT FUND (0.11%)


   12,431               -      12,431  iShares MSCI Japan Index Fund (9)                      123,440             -       123,440


    1,430               -       1,430  iShares Russell 1000 Value Index Fund (9)               88,016             -        88,016


    1,475               -       1,475  iShares Russell 2000 Index Fund (9)                    171,587             -       171,587


        -             160         160 Standard & Poor's 500 Depository Receipts                     -        18,142        18,142


                                      PUBLISHING-NEWSPAPERS (0.01%)


    2,429               -       2,429  Journal Register (1) (9)                                45,665             -        45,665


                                      RACETRACKS (0.01%)


      721               -         721  Penn National Gaming (1) (9)                            29,943             -        29,943


                                      RADIO (0.02%)


    2,064               -       2,064  Emmis Communications (1) (9)                            38,597             -        38,597


    1,096               -       1,096  Radio One (1) (9)                                       16,100             -        16,100


                                      RECYCLING (0.01%)


    1,825               -       1,825  Metal Management (1) (9)                                33,215             -        33,215


                                      REGIONAL BANKS (2.61%)


      560               -         560  Comerica (9)                                            34,446             -        34,446


    7,480          29,490      36,970  Huntington Bancshares                                  179,146       706,285       885,431


    4,000               -       4,000  KeyCorp (9)                                            134,360             -       134,360


    2,180               -       2,180  National City (9)                                       84,955             -        84,955


    4,225          24,755      28,980  PNC Financial Services Group                           220,967     1,294,686     1,515,653


   11,244          54,457      65,701  U.S. Bancorp                                           321,691     1,558,015     1,879,706


    7,330          42,760      50,090  Wachovia                                               360,709     2,104,220     2,464,929


    5,455          30,071      35,526  Wells Fargo                                            325,772     1,795,840     2,121,612


                                      RENTAL-AUTO & EQUIPMENT (0.00%)


      368               -         368  Rent-A-Center (1) (9)                                    8,828             -         8,828


                                      RESPIRATORY PRODUCTS (0.01%)


      628               -         628  Respironics (1) (9)                                     32,085             -        32,085


                                      RETAIL-APPAREL & SHOE (0.65%)


    2,010          15,900      17,910  American Eagle Outfitters                               82,169       649,992       732,161


      950                         950  Chico's FAS (1) (9)                                     38,028             -        38,028


    4,020          14,250      18,270  Claire's Stores                                        104,600       370,785       475,385


    1,767               -       1,767  Foot Locker (9)                                         43,115             -        43,115


      928               -         928  Kenneth Cole Productions (9)                            24,592             -        24,592


    5,730          15,800      21,530  Nordstrom                                              247,421       682,244       929,665


    1,280               -       1,280  Stein Mart (1) (9)                                      21,274             -        21,274


                                      RETAIL-AUTO PARTS (0.00%)


      980               -         980  CSK Auto (1) (9)                                        14,347             -        14,347


                                      RETAIL-BEDDING (0.20%)


    4,935          12,550      17,485  Bed Bath & Beyond (1)                                  201,299       511,915       713,214


                                      RETAIL-BOOKSTORE (0.02%)


    1,716               -       1,716  Barnes & Noble (1) (9)                                  57,091             -        57,091


      523               -         523  Borders Group (9)                                       11,919             -        11,919


                                      RETAIL-BUILDING PRODUCTS (0.89%)


    8,430          66,983      75,413  Home Depot                                             346,304     2,751,662     3,097,966


                                      RETAIL-CATALOG SHOPPING (0.01%)


    1,041               -       1,041  Coldwater Creek (1) (9)                                 23,964             -        23,964


                                      RETAIL-CONSUMER ELECTRONICS (0.78%)


    5,460          19,130      24,590  Best Buy                                               323,341     1,132,879     1,456,220


    5,932          36,340      42,272  RadioShack                                             177,545     1,087,656     1,265,201


                                      RETAIL-CONVENIENCE STORE (0.00%)


      297               -         297  Pantry (1) (9)                                           6,828             -         6,828


                                      RETAIL-DISCOUNT (1.94%)


    2,360          18,900      21,260  BJ's Wholesale Club (1)                                 68,511       548,667       617,178


      990           7,950       8,940  Target                                                  49,520       397,659       447,179


   14,775          91,203     105,978  Wal-Mart Stores                                        796,668     4,917,666     5,714,334


                                      RETAIL-DRUG STORE (0.08%)


      840           6,720       7,560  Walgreen                                                30,148       241,181       271,329


                                      RETAIL-HAIR SALONS (0.01%)


    1,092               -       1,092  Regis (9)                                               46,738             -        46,738


                                      RETAIL-JEWELRY (0.01%)


    1,845               -       1,845  Signet Group (9)                                        35,627             -        35,627


      454               -         454  Zale (1) (9)                                            12,948             -        12,948


                                      RETAIL-MISCELLANEOUS/DIVERSIFIED (0.01%)


    1,077               -       1,077  Ito-Yokado (9)                                          38,540             -        38,540


                                      RETAIL-OFFICE SUPPLIES (0.38%)


   10,670          34,160      44,830  Staples                                                317,326     1,015,918     1,333,244


                                      RETAIL-REGIONAL DEPARTMENT STORE (0.27%)


    2,660          12,780      15,440  Neiman Marcus Group (2)                                161,808       777,407       939,215


                                      RETAIL-RESTAURANTS (1.48%)


    1,277               -       1,277  CBRL Group  (9)                                         46,304             -        46,304


      421               -         421  CEC Entertainment (1) (9)                               16,006             -        16,006


   12,800          61,784      74,584  McDonald's                                             373,120     1,801,004     2,174,124


    1,117               -       1,117  Ruby Tuesday (9)                                        27,590                      27,590


    2,320          18,980      21,300  Starbucks (1)                                          122,682     1,003,662     1,126,344


    8,710          32,240      40,950  Yum! Brands                                            378,885     1,402,440     1,781,325


                                      RUBBER-TIRES (0.01%)


      862               -         862  Continental (9)                                         47,022             -        47,022


                                      SAVINGS & LOANS-THRIFTS (0.02%)


      555               -         555  Independence Community Bank  (9)                        20,885             -        20,885


      489               -         489  PFF Bancorp (9)                                         19,291             -        19,291


      419               -         419  Sterling Financial (1) (9)                              15,742             -        15,742


                                      SCHOOLS (0.17%)


    2,370           6,420       8,790  Apollo Group (1)                                       156,420       423,720       580,140


                                      SEMICONDUCTOR COMPONENT-INTEGRATED
q                                     CIRCUITS (0.36%)


    2,390          18,980      21,370  Analog Devices                                          96,221       764,135       860,356


      600               -         600  Exar (1) (9)                                             9,012             -         9,012


    3,775               -       3,775  Linear Technology (9)                                  142,997             -       142,997


    2,405               -       2,405  Maxim Integrated Products (9)                          105,796             -       105,796


    1,340               -       1,340  Micrel (1) (9)                                          15,048             -        15,048


    7,840               -       7,840  Taiwan Semiconductor Manufacturing (2) (9)              59,349             -        59,349


   14,800               -      14,800  United Microelectronics (1) (9)                         51,800             -        51,800


                                      SEMICONDUCTOR EQUIPMENT (0.59%)


    7,150          53,440      60,590  Applied Materials (1)                                  115,115       860,384       975,499


      343               -         343  Brooks Automation (1) (2) (9)                            5,104             -         5,104


    2,560          19,950      22,510  Kla-Tencor (1)                                         116,557       908,323     1,024,880


      441               -         441  MKS Instruments (1) (9)                                  6,977             -         6,977


      610               -         610  Mykrolis (1) (9)                                         6,411             -         6,411


      955               -         955  Varian Semiconductor Equipment  Associates (1) (9)      33,052             -        33,052


                                      STEEL PRODUCERS (0.03%)


    1,974               -       1,974  Arcelor (9)                                             36,717             -        36,717


      646               -         646  POSCO (9)                                               24,154             -        24,154


    2,077               -       2,077  Schnitzer Steel Industries (9)                          58,675             -        58,675


                                      TELECOMMUNICATION EQUIPMENT (0.89%)


      291               -         291  Comtech Telecommunications (1) (9)                       7,976             -         7,976


    1,910               -       1,910  Ditech Communications (1) (9)                           43,815             -        43,815


      687               -         687  Plantronics (9)                                         29,885             -        29,885


    5,250          41,910      47,160  Qualcomm                                               219,503     1,752,257     1,971,760


    4,100          29,180      33,280  Scientific-Atlanta                                     112,299       799,240       911,539


    1,160               -       1,160  Tekelec (1) (9)                                         25,891             -        25,891


    3,830               -       3,830  Telefonaktiebolaget LM Ericsson (1) (9)                110,725             -       110,725


    2,128               -       2,128  Westell Technologies (1) (9)                            11,938             -        11,938


                                      TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)


    2,357               -       2,357  C-COR.net (1) (9)                                       17,725             -        17,725


    6,680          53,550      60,230  Corning (1)                                             76,486       613,147       689,633


    1,439               -       1,439  Sycamore Networks (1) (9)                                5,281             -         5,281


                                      TELECOMMUNICATION SERVICES (0.01%)


    4,900               -       4,900  PTEK Holdings (1) (9)                                   48,804             -        48,804


                                      TELEPHONE-INTEGRATED (2.88%)


    1,420          11,440      12,860  ALLTEL                                                  78,001       628,399       706,400


    2,530               -       2,530  AT&T (9)                                                43,288             -        43,288


    2,450          17,450      19,900  BellSouth                                               65,342       465,392       530,734


    1,630               -       1,630  Nippon Telegraph & Telephone (9)                        34,638             -        34,638


   19,350          95,076     114,426  SBC Communications                                     488,781     2,401,620     2,890,401


   10,350          81,230      91,580  Sprint                                                 216,832     1,701,768     1,918,600


   16,085          84,346     100,431  Verizon Communications                                 628,923     3,297,929     3,926,852


                                      THEATERS (0.00%)


      202               -         202  Carmike Cinemas (9)                                      7,232             -         7,232


                                      THERAPEUTICS (0.23%)


    1,634               -       1,634  Dyax (1) (9)                                             9,379             -         9,379


      614               -         614  Eyetech Pharmaceuticals (1) (9)                         26,058             -        26,058


    6,300          14,580      20,880  Gilead Sciences (1)                                    218,169       504,905       723,074


    1,045               -       1,045  Medicines (1) (9)                                       27,839             -        27,839


      926               -         926  NeoPharm (1)  (9)                                        6,728             -         6,728


                                      TOBACCO (0.70%)


    7,491          40,053      47,544  Altria Group                                           363,014     1,940,968     2,303,982


    1,846               -       1,846  British American Tobacco (9)                            55,565             -        55,565


    1,810               -       1,810  Imperial Tobacco Group (9)                              84,979             -        84,979


                                      TOOLS-HAND HELD (0.13%)


      640           4,850       5,490  Black & Decker                                          51,379       389,358       440,737


                                      TRANSACTIONAL SOFTWARE (0.01%)


    1,141               -       1,141  Transaction Systems Architects (1) (9)                  18,707             -        18,707


                                      TRANSPORT-AIR FREIGHT (0.16%)


    3,680           9,220      12,900  CNF                                                    161,110       403,652       564,762


                                      TRANSPORT-RAIL (0.24%)


    2,770          22,170      24,940  Norfolk Southern                                        94,042       752,671       846,713


                                      TRANSPORT-SERVICES (0.51%)


      100             750         850  FedEx                                                    9,112        68,340        77,452


      423               -         423  Offshore Logistics (1) (9)                              15,295             -        15,295


    2,410          19,109      21,519  United Parcel Service                                  190,824     1,513,051     1,703,875


                                      TRANSPORT-TRUCK (0.01%)


      469               -         469  J.B. Hunt Transport Services (9)                        19,163             -        19,163


      539               -         539  Yellow Roadway (1) (9)                                  25,867             -        25,867


                                      TRAVEL SERVICES (0.09%)


    1,600          12,770      14,370  Sabre Holdings                                          34,416       274,683       309,099


                                      TRUCKING & LEASING (0.00%)


      251               -         251  Ryder System (9)                                        12,575             -        12,575


                                      VITAMINS & NUTRITION PRODUCTS (0.01%)


      646               -         646  USANA Health Sciences (1) (2) (9)                       19,270             -        19,270


                                      WATER (0.01%)


    1,696               -       1,696  Suez (9)                                                39,856             -        39,856


                                      WEB PORTALS (0.39%)


    1,964               -       1,964  United Online (1) (9)                                   18,442             -        18,442


    4,392          32,925      37,317  Yahoo (1)                                              158,946     1,191,556     1,350,502


                                      WIRELESS EQUIPMENT (0.51%)


   24,430          79,240     103,670  Motorola                                               421,662     1,367,682     1,789,344


                                                                TOTAL  COMMON STOCK        64,313,833   242,958,431   307,272,264


                                      BONDS (6.00%)


                                      AEROSPACE & DEFENSE EQUIPMENT (0.01%)


                                       K&F Industries (9)


   35,000               -      35,000   9.25%; 10/15/07                                        35,700             -        35,700


                                      AGRICULTURAL OPERATIONS (0.04%)


                                       Bunge Limited Finance (9)


   80,000               -      80,000   4.38%; 12/15/08                                        80,857             -        80,857


   45,000               -      45,000   5.35%; 04/15/14                                        46,077             -        46,077


   25,000               -      25,000   5.88%; 05/15/13                                        26,501             -        26,501


                                      AIRLINES (0.04%)


                                       Southwest Airlines  (9)


  152,222               -     152,222   5.10%; 05/01/06                                       155,849             -       155,849


                                      ASSET BACKED SECURITIES (0.16%)


                                       Chase Funding Mortgage Loan Asset Backed
                                       Certificates (3) (9)


  100,000               -     100,000   2.22%; 09/25/33                                        99,995             -        99,995


                                       Countrywide Asset Backed Certificates (3) (9)


  196,429               -     196,429   2.43%; 02/25/34                                       196,420             -       196,420


  180,000                     180,000   3.00%; 01/25/34                                       180,318             -       180,318


                                       Master Adjustable Rate Mortgages Trust (3) (9)


   95,000               -      95,000   3.03%; 03/25/34                                        95,659             -        95,659


                                      AUTO-CARS & LIGHT TRUCKS (0.06%)


                                       DaimlerChrysler Holding (9)


   70,000               -      70,000   4.05%; 06/04/08                                        70,472             -        70,472


   15,000               -      15,000   4.75%; 01/15/08                                        15,454             -        15,454


   40,000               -      40,000   7.25%; 01/18/06                                        42,046             -        42,046


                                       Ford Motor (9)


   30,000               -      30,000   7.45%; 07/16/31                                        29,216             -        29,216


                                       General Motors (9)


   40,000               -      40,000   8.25%; 07/15/23                                        41,668             -        41,668


                                       Hyundai Motor Manufacturing (4) (9)


   25,000               -      25,000   5.30%; 12/19/08                                        26,012             -        26,012


                                      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.02%)


                                       Lear (9)


   45,000               -      45,000   7.96%; 05/15/05                                        46,188             -        46,188


                                       Tenneco Automotive (9)


   15,000               -      15,000   11.63%; 10/15/09                                       15,938             -        15,938


                                      AUTOMOBILE SEQUENTIAL (0.04%)


                                       Ford Credit Auto Owner Trust (9)


  132,368               -     132,368   4.72%; 12/15/05                                       132,743             -       132,743


                                      BEVERAGES-WINE & SPIRITS (0.04%)


                                       Diageo Capital (3) (9)


  150,000               -     150,000   2.17%; 04/20/07                                       150,056             -       150,056


                                      BREWERY (0.04%)


                                       Cia Brasileira de Bebidas (9)


   40,000               -      40,000   10.50%; 12/15/11                                       49,200             -        49,200


                                       Coors Brewing (9)


   50,000               -      50,000   6.38%; 05/15/12                                        55,458             -        55,458


                                       SABMiller (4) (9)


   30,000               -      30,000   6.63%; 08/15/33                                        33,761             -        33,761


                                      BROADCASTING SERVICES & PROGRAMMING (0.04%)


                                       Clear Channel Communications (9)


   65,000               -      65,000   5.75%; 01/15/13                                        67,317             -        67,317


                                       Grupo Televisa (9)


   20,000               -      20,000   8.50%; 03/11/32                                        22,850             -        22,850


                                       Liberty Media (9)


   60,000               -      60,000   3.50%; 09/25/06                                        60,059             -        60,059


                                      BUILDING & CONSTRUCTION PRODUCTS-
                                      MISCELLANEOUS (0.06%)


                                       CRH America (9)


   25,000               -      25,000   5.30%; 10/15/13                                        25,827             -        25,827


   25,000               -      25,000   6.40%; 10/15/33                                        26,907             -        26,907


   35,000               -      35,000   6.95%; 03/15/12                                        40,231             -        40,231


                                       Masco (3) (4) (9)


  110,000               -     110,000   2.11%; 03/09/07                                       110,185             -       110,185


                                      BUILDING PRODUCTS-AIR & HEATING (0.02%)


                                       York International (9)


   75,000               -      75,000   6.63%; 08/15/06                                        79,224             -        79,224


                                      BUILDING PRODUCTS-WOOD (0.00%)


                                       Celulosa Arauco y Constitucion  (9)


   15,000               -      15,000   5.13%; 07/09/13                                        14,840             -        14,840


                                      BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)


                                       DR Horton (9)


   50,000               -      50,000   8.50%; 04/15/12                                        56,375             -        56,375


                                       KB Home (9)


   45,000               -      45,000   7.75%; 02/01/10                                        49,050             -        49,050


                                      CABLE TV (0.08%)


                                       Charter Communications (4) (9)


   35,000               -      35,000   8.00%; 04/30/12                                        35,394             -        35,394


                                       Comcast (9)


    5,000               -       5,000   5.30%; 01/15/14                                         5,099             -         5,099


    5,000               -       5,000   5.85%; 01/15/10                                         5,378             -         5,378


   35,000               -      35,000   7.05%; 03/15/33                                        39,533             -        39,533


                                       Comcast Cable Communications (9)


   25,000               -      25,000   6.75%; 01/30/11                                        28,045             -        28,045


                                       Cox Communications (9)


   45,000               -      45,000   6.75%; 03/15/11                                        49,432             -        49,432


                                       EchoStar DBS (4) (9)


   60,000               -      60,000   6.63%; 10/01/14                                        61,350             -        61,350


                                       Rogers Cablesystems (9)


   40,000               -      40,000   10.00%; 03/15/05                                       41,000             -        41,000


                                      CASINO HOTELS (0.06%)


                                       Aztar (9)


   55,000               -      55,000   7.88%; 06/15/14                                        59,675             -        59,675


                                       Harrah's Operating (9)


   50,000               -      50,000   5.50%; 07/01/10                                        52,173             -        52,173


                                       Mandalay Resort Group (9)


   25,000               -      25,000   6.45%; 02/01/06                                        25,781             -        25,781


                                       MGM Mirage (9)


   35,000               -      35,000   7.25%; 10/15/06                                        37,275             -        37,275


                                       Park Place Entertainment (9)


   45,000               -      45,000   8.50%; 11/15/06                                        49,500             -        49,500


                                      CELLULAR TELECOMMUNICATIONS (0.14%)


                                       AT&T Wireless Services (9)


   65,000               -      65,000   7.88%; 03/01/11                                        77,435             -        77,435


   65,000               -      65,000   8.13%; 05/01/12                                        79,299             -        79,299


                                       Dobson Cellular Systems (1) (3) (4) (9)


   55,000               -      55,000   0.00%; 11/01/11                                        56,512             -        56,512


                                       PTC International Finance II (9)


   75,000               -      75,000   11.25%; 12/01/09                                       79,500             -        79,500


                                       Rural Cellular (4) (9)


   20,000               -      20,000   8.25%; 03/15/12                                        21,000             -        21,000


                                       Telus (9)


   40,000               -      40,000   7.50%; 06/01/07                                        43,951             -        43,951


   10,000               -      10,000   8.00%; 06/01/11                                        11,824             -        11,824


                                       US Unwired (9)


   60,000               -      60,000   5.79%; 06/15/10                                        61,650             -        61,650


                                       Verizon Wireless Capital (9)


   65,000               -      65,000   5.38%; 12/15/06                                        68,129             -        68,129


                                      CHEMICALS-DIVERSIFIED (0.05%)


                                       Chevron Phillips Chemical(9)


   50,000               -      50,000   7.00%; 03/15/11                                        56,710             -        56,710


                                       FMC (9)


   55,000               -      55,000   6.75%; 05/05/05                                        55,825             -        55,825


                                       ICI Wilmington I (9)


   30,000               -      30,000   5.63%; 12/01/13                                        31,044             -        31,044


                                       Lyondell Chemical (9)


   27,000               -      27,000   9.88%; 05/01/07                                        28,552             -        28,552


                                      CHEMICALS-SPECIALTY (0.02%)


                                       Lubrizol (9)


   45,000               -      45,000   4.63%; 10/01/09                                        45,441             -        45,441


   20,000               -      20,000   6.50%; 10/01/34                                        20,156             -        20,156


                                      COAL (0.01%)


                                       Massey Energy (9)


   30,000               -      30,000   6.63%; 11/15/10                                        31,275             -        31,275


                                      COATINGS & PAINT (0.01%)


                                       Valspar (9)


   25,000               -      25,000   6.00%; 05/01/07                                        26,573             -        26,573


                                      COMMERCIAL BANKS (0.02%)


                                       Union Planters Bank (9)


   50,000               -      50,000   5.13%; 06/15/07                                        52,743             -        52,743


                                       United Overseas Bank (4) (9)


   20,000               -      20,000   4.50%; 07/02/13                                        19,692             -        19,692


                                      COMMERCIAL SERVICE-FINANCE (0.02%)


                                       Dollar Financial Group (9)


   50,000               -      50,000   9.75%; 11/15/11                                        53,375             -        53,375


                                      COMMERCIAL SERVICES (0.02%)


                                       Iron Mountain (9)


   55,000               -      55,000   8.25%; 07/01/11                                        57,475             -        57,475


                                      COMPUTER SERVICES (0.03%)


                                       Unisys (9)


   20,000               -      20,000   7.25%; 01/15/05                                        20,200             -        20,200


   35,000               -      35,000   7.88%; 04/01/08                                        35,919             -        35,919


   35,000               -      35,000   8.13%; 06/01/06                                        37,187             -        37,187


                                      COMPUTERS-INTEGRATED SYSTEMS (0.00%)


                                       NCR (9)


   15,000               -      15,000   7.13%; 06/15/09                                        16,730             -        16,730


                                      COMPUTERS-MEMORY DEVICES (0.01%)


                                       Seagate Technology HDD Holdings (9)


   45,000               -      45,000   8.00%; 05/15/09                                        48,656             -        48,656


                                      CONSUMER PRODUCTS-MISCELLANEOUS (0.02%)


                                       Fortune Brands (4) (9)


   75,000               -      75,000   7.13%; 11/01/04                                        75,000             -        75,000


                                      CONTAINERS-PAPER & PLASTIC (0.01%)


                                       Norampac (9)


   40,000               -      40,000   6.75%; 06/01/13                                        42,200             -        42,200


                                      CREDIT CARD ASSET BACKED SECURITIES (0.23%)


                                       American Express Credit Account Master Trust (9)


  500,000               -     500,000   5.53%; 10/15/08                                       519,155             -       519,155


                                       Capital One Multi-Asset Execution Trust (3) (9)


   95,000               -      95,000   2.09%; 12/15/09                                        95,059             -        95,059


                                       Chase Credit Card Master Trust (3) (9)


  100,000               -     100,000   2.07%; 05/15/09                                        99,994             -        99,994


                                       MBNA Credit Card Master Note Trust (9)


  100,000               -     100,000   3.90%; 11/15/07                                       100,911             -       100,911


                                      DATA PROCESSING & MANAGEMENT (0.00%)


                                       Certegy (9)


   15,000               -      15,000   4.75%; 09/15/08                                        15,447             -        15,447


                                      DISTRIBUTION-WHOLESALE (0.02%)


                                       Ingram Micro (9)


   50,000               -      50,000   9.88%; 08/15/08                                        54,875             -        54,875


                                      DIVERSIFIED FINANCIAL SERVICES (0.04%)


                                       General Electric Capital (9)


   65,000               -      65,000   6.75%; 03/15/32                                        75,804             -        75,804


                                       John Deere Capital (9)


   40,000               -      40,000   3.13%; 12/15/05                                        40,145             -        40,145


                                       NiSource Finance (9)


   40,000               -      40,000   3.20%; 11/01/06                                        39,946             -        39,946


                                      DIVERSIFIED MANUFACTURING OPERATIONS (0.02%)


                                       Tyco International Group (9)


   35,000               -      35,000   6.00%; 11/15/13                                        38,236             -        38,236


   40,000               -      40,000   6.38%; 02/15/06                                        41,759             -        41,759


                                      DIVERSIFIED MINERALS (0.01%)


                                       Corp. Nacional del Cobre de Chile
                                         (4) (9)


   20,000               -      20,000   5.50%; 10/15/13                                        20,936             -        20,936


                                       Vale Overseas (9)


   25,000               -      25,000   9.00%; 08/15/13                                        28,125             -        28,125


                                      DIVERSIFIED OPERATIONS (0.01%)


                                       Hutchison Whampoa International (4) (9)


   25,000               -      25,000   6.50%; 02/13/13                                        26,609             -        26,609


                                      E-COMMERCE-PRODUCTS (0.01%)


                                       FTD (9)


   25,000               -      25,000   7.75%; 02/15/14                                        25,063             -        25,063


                                      ELECTRIC-DISTRIBUTION (0.01%)


                                       Detroit Edison (9)


   25,000               -      25,000   5.40%; 08/01/14                                        26,396             -        26,396


                                      ELECTRIC-GENERATION (0.01%)


                                       Korea East-West Power (4) (9)


   15,000               -      15,000   4.88%; 04/21/11                                        15,337             -        15,337


                                       Tenaska Virginia Partners (4) (9)


   29,822               -      29,822   6.12%; 03/30/24                                        31,567             -        31,567


                                      ELECTRIC-INTEGRATED (0.34%)


                                       Alabama Power (9)


   10,000               -      10,000   5.70%; 02/15/33                                        10,248             -        10,248


                                       Arizona Public Service (9)


   35,000               -      35,000   5.80%; 06/30/14                                        37,235             -        37,235


   20,000               -      20,000   6.50%; 03/01/12                                        22,367             -        22,367


                                       Carolina Power & Light (9)


   40,000               -      40,000   6.65%; 04/01/08                                        43,547             -        43,547


                                       Centerpoint Energy (9)


   25,000               -      25,000   5.88%; 06/01/08                                        26,326             -        26,326


                                       Cincinnati Gas & Electric (9)


   15,000               -      15,000   5.40%; 06/15/33                                        13,978             -        13,978


                                       Consumers Energy (9)


   10,000               -      10,000   4.25%; 04/15/08                                        10,183             -        10,183


                                       Dayton Power & Light (4) (9)


   30,000               -      30,000   5.13%; 10/01/13                                        30,592             -        30,592


                                       Duke Energy (3) (9)


  130,000               -     130,000   2.42%; 01/15/05                                       130,027             -       130,027


                                       Entergy Gulf States (9)


   25,000               -      25,000   3.60%; 06/01/08                                        24,798             -        24,798


                                       Exelon (9)


   30,000               -      30,000   6.75%; 05/01/11                                        33,803             -        33,803


                                       FirstEnergy (9)


   55,000               -      55,000   6.45%; 11/15/11                                        60,262             -        60,262


                                       FPL Group Capital (9)


   25,000               -      25,000   3.25%; 04/11/06                                        25,170             -        25,170


                                       Indianapolis Power & Light (9)


   35,000               -      35,000   7.38%; 08/01/07                                        37,877             -        37,877


                                       Jersey Central Power & Light (4) (9)


   15,000               -      15,000   5.63%; 05/01/16                                        15,733             -        15,733


                                      ELECTRIC-INTEGRATED (continued)


                                       MSW Energy Holdings II (9)


   50,000               -      50,000   7.38%; 09/01/10                                        52,500             -        52,500


                                       Northeast Utilities (9)


   20,000               -      20,000   3.30%; 06/01/08                                        19,576             -        19,576


                                       NorthWestern (4) (9)


   55,000               -      55,000   5.88%; 11/01/14                                        56,719             -        56,719


                                       Ohio Power (9)


   20,000               -      20,000   4.85%; 01/15/14                                        20,103             -        20,103


                                       Oncor Electric Delivery (9)


   45,000               -      45,000   6.38%; 05/01/12                                        49,928             -        49,928


                                       Pacific Gas & Electric (9)


   25,000               -      25,000   3.60%; 03/01/09                                        24,821             -        24,821


   85,000               -      85,000   6.05%; 03/01/34                                        87,544             -        87,544


                                       Pepco Holdings (9)


   80,000               -      80,000   3.75%; 02/15/06                                        80,773             -        80,773


   10,000               -      10,000   4.00%; 05/15/10                                         9,774             -         9,774


                                       Power Contract Financing (4) (9)


   16,625               -      16,625   5.20%; 02/01/06                                        16,855             -        16,855


                                       PPL Energy Supply (9)


   35,000               -      35,000   5.40%; 08/15/14                                        35,882             -        35,882


                                       PSEG Power (9)


   50,000               -      50,000   6.95%; 06/01/12                                        56,323             -        56,323


                                       Puget Energy (9)


   25,000               -      25,000   3.36%; 06/01/08                                        24,803             -        24,803


                                       Southern California Edison (9)


   15,000               -      15,000   5.00%; 01/15/14                                        15,367             -        15,367


   40,000               -      40,000   8.00%; 02/15/07                                        44,231             -        44,231


                                       Southwestern Electric Power (9)


   50,000               -      50,000   4.50%; 07/01/05                                        50,620             -        50,620


                                       TXU Energy (9)


   20,000               -      20,000   6.13%; 03/15/08                                        21,482             -        21,482


                                      ELECTRONIC COMPONENTS-MISCELLANEOUS (0.01%)


                                       Flextronics International (9)


   25,000               -      25,000   6.50%; 05/15/13                                        26,250             -        26,250


                                      ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.02%)


                                       Fairchild Semiconductor International  (9)


   60,000               -      60,000   10.50%; 02/01/09                                       64,200             -        64,200


                                      ELECTRONICS-MILITARY (0.02%)


                                       L-3 Communications (9)


   80,000               -      80,000   8.00%; 08/01/08                                        82,400             -        82,400


                                      EXPORT/IMPORT BANK (0.01%)


                                       Export-Import Bank of Korea (9)


   30,000               -      30,000   4.50%; 08/12/09                                        30,684             -        30,684


                                      FEDERAL & FEDERALLY SPONSORED CREDIT (0.02%)


                                       Housing Urban Development (9)


   60,000               -      60,000   2.99%; 08/01/05                                        60,294             -        60,294


                                      FILTRATION & SEPARATION PRODUCTS (0.01%)


                                       Polypore (4) (9)


   35,000               -      35,000   8.75%; 05/15/12                                        36,575             -        36,575


                                      FINANCE-AUTO LOANS (0.07%)


                                       Ford Motor Credit (9)


   35,000               -      35,000   6.13%; 01/09/06                                        36,164             -        36,164


   20,000               -      20,000   6.50%; 01/25/07                                        21,013             -        21,013


  125,000               -     125,000   6.88%; 02/01/06                                       129,959             -       129,959


   25,000               -      25,000   7.88%; 06/15/10                                        27,741             -        27,741


                                       General Motors Acceptance (9)


   15,000               -      15,000   5.63%; 05/15/09                                        15,147             -        15,147


   20,000               -      20,000   8.00%; 11/01/31                                        20,701             -        20,701


                                      FINANCE-COMMERCIAL (0.01%)


                                       CIT Group (9)


   35,000               -      35,000   5.13%; 09/30/14                                        35,220             -        35,220


                                      FINANCE-CONSUMER LOANS (0.01%)


                                       Household Finance (9)


   20,000               -      20,000   4.75%; 07/15/13                                        19,970             -        19,970


                                      FINANCE-CREDIT CARD (0.04%)


                                       Capital One Bank (9)


   30,000               -      30,000   5.00%; 06/15/09                                        31,170             -        31,170


  100,000               -     100,000   6.88%; 02/01/06                                       104,953             -       104,953


                                      FINANCE-INVESTMENT BANKER & BROKER (0.28%)


                                       BCP Caylux Holdings Luxembourg (4) (9)


   40,000               -      40,000   9.63%; 06/15/14                                        44,800             -        44,800


                                       Bear Stearns (9)


  130,000               -     130,000   2.43%; 01/30/09 (3)                                   130,313             -       130,313


   70,000               -      70,000   2.50%; 06/25/34 (3)                                    70,208             -        70,208


   40,000               -      40,000   3.00%; 03/30/06                                        40,143             -        40,143


   45,000               -      45,000   4.00%; 01/31/08                                        45,731             -        45,731


                                       Citigroup (9)


   20,000               -      20,000   5.88%; 02/22/33                                        20,261             -        20,261


   50,000               -      50,000   6.63%; 06/15/32                                        55,790             -        55,790


                                       E*Trade Financial (4) (9)


   50,000               -      50,000   8.00%; 06/15/11                                        52,750             -        52,750


                                       Goldman Sachs Group (9)


   35,000               -      35,000   3.88%; 01/15/09                                        35,238             -        35,238


  110,000               -     110,000   6.60%; 01/15/12                                       123,583             -       123,583


                                       Lehman Brothers Holdings (9)


   50,000               -      50,000   4.80%; 03/13/14                                        49,807             -        49,807


                                       Merrill Lynch (9)


  130,000               -     130,000   1.95%; 02/06/09 (3)                                   130,004             -       130,004


   40,000               -      40,000   5.45%; 07/15/14                                        41,774             -        41,774


                                       Morgan Stanley (9)


   45,000               -      45,000   4.75%; 04/01/14                                        44,083             -        44,083


   25,000               -      25,000   5.30%; 03/01/13                                        25,958             -        25,958


   70,000               -      70,000   6.75%; 04/15/11                                        79,454             -        79,454


                                      FINANCE-MORTGAGE LOAN/BANKER (0.52%)


                                       Countrywide Home Loan (9)


   25,000               -      25,000   4.25%; 12/19/07                                        25,464             -        25,464


  200,000               -     200,000   4.62%; 12/19/33 (3)                                   198,200             -       198,200


                                       Federal Home Loan Mortgage (9)


  225,000               -     225,000   3.25%; 02/25/08                                       223,759             -       223,759


  375,000               -     375,000   4.50%; 07/15/13                                       379,117             -       379,117


   45,000               -      45,000   4.63%; 05/28/13                                        44,956             -        44,956


   80,000               -      80,000   4.75%; 10/11/12                                        79,930             -        79,930


   75,000               -      75,000   4.75%; 05/06/13                                        74,309             -        74,309


   20,000               -      20,000   5.13%; 11/07/13                                        20,158             -        20,158


  256,000               -     256,000   6.75%; 03/15/31                                       310,055             -       310,055


                                       Federal National Mortgage Association (9)


   50,000               -      50,000   2.88%; 05/19/08                                        49,151             -        49,151


  230,000               -     230,000   3.70%; 11/01/07                                       231,899             -       231,899


   90,000               -      90,000   4.32%; 07/26/07                                        91,215             -        91,215


   75,000               -      75,000   4.75%; 02/21/13                                        74,917             -        74,917


                                      FOOD-MISCELLANEOUS/DIVERSIFIED (0.08%)


                                       Chiquita Brands International (4) (9)


   45,000               -      45,000   7.50%; 11/01/14                                        46,125             -        46,125


                                       ConAgra Foods (9)


   75,000               -      75,000   7.50%; 09/15/05                                        77,808             -        77,808


                                       Corn Products International (9)


   40,000               -      40,000   8.45%; 08/15/09                                        45,800             -        45,800


                                       Kraft Foods (9)


   85,000               -      85,000   4.63%; 11/01/06                                        87,486             -        87,486


   35,000               -      35,000   6.25%; 06/01/12                                        38,522             -        38,522


                                      FOOD-RETAIL (0.03%)


                                       Delhaize America  (9)


   45,000               -      45,000   7.38%; 04/15/06                                        47,527             -        47,527


                                       Kroger (9)


   25,000               -      25,000   6.20%; 06/15/12                                        27,389             -        27,389


   20,000               -      20,000   7.50%; 04/01/31                                        23,502             -        23,502


                                      GAS-DISTRIBUTION (0.03%)


                                       Colorado Interstate Gas (9)


   50,000               -      50,000   10.00%; 06/15/05                                       52,375             -        52,375


                                       Sempra Energy (9)


   35,000               -      35,000   4.75%; 05/15/09                                        35,947             -        35,947


                                      HOME DECORATION PRODUCTS (0.01%)


                                       Newell Rubbermaid (9)


   10,000               -      10,000   4.00%; 05/01/10                                         9,785             -         9,785


   15,000               -      15,000   4.63%; 12/15/09                                        15,377             -        15,377


                                      HOME EQUITY-OTHER (0.15%)


                                       Asset Backed Funding Certificates (3) (9)


   45,000               -      45,000   2.12%; 02/25/30                                        44,998             -        44,998


                                       Long Beach Mortgage Loan Trust (3) (9)


   25,000               -      25,000   2.46%; 06/25/34                                        24,978             -        24,978


   30,000               -      30,000   3.01%; 06/25/34                                        30,036             -        30,036


                                       New Century Home Equity Loan Trust (3) (9)


  115,000               -     115,000   2.65%; 01/25/34                                       115,337             -       115,337


                                       Option One Mortgage Loan Trust (3) (9)


   70,000               -      70,000   2.46%; 05/25/34                                        69,911             -        69,911


   70,000               -      70,000   2.98%; 05/25/34                                        69,997             -        69,997


                                       Specialty Underwriting & Residential Finance (3) (9)


   65,000               -      65,000   2.44%; 02/25/35                                        64,997             -        64,997


                                       Wells Fargo Home Equity Trust (3) (9)


   90,000               -      90,000   2.43%; 04/25/34                                        89,997             -        89,997


                                      HOME EQUITY-SEQUENTIAL (0.03%)


                                       Ameriquest Mortgage Securities (3) (9)


   75,000               -      75,000   2.13%; 04/25/34                                        74,996             -        74,996


                                       Residential Asset Securities (9)


   13,531               -      13,531   4.59%; 10/25/26                                        13,541             -        13,541


                                      HOTELS & MOTELS (0.01%)


                                       Host Marriott  (9)


   18,000               -      18,000   7.88%; 08/01/08                                        18,495             -        18,495


                                      INVESTMENT COMPANIES (0.02%)


                                       Canadian Oil Sands (4) (9)


   80,000               -      80,000   4.80%; 08/10/09                                        81,738             -        81,738


                                      LIFE & HEALTH INSURANCE (0.00%)


                                       Nationwide Financial Services (9)


   10,000               -      10,000   5.63%; 02/13/15                                        10,328             -        10,328


                                      MACHINERY-FARM (0.03%)


                                       Case (9)


   75,000               -      75,000   7.25%; 08/01/05                                        77,062             -        77,062


                                       Case New Holland (4) (9)


   40,000               -      40,000   6.00%; 06/01/09                                        40,000             -        40,000


                                      MEDICAL INFORMATION SYSTEM (0.02%)


                                       NDCHealth (9)


   50,000               -      50,000   10.50%; 12/01/12                                       53,000             -        53,000


                                      MEDICAL PRODUCTS (0.01%)


                                       Medical Device Manufacturing (4) (9)


   25,000               -      25,000   10.00%; 07/15/12                                       26,750             -        26,750


                                      MEDICAL-DRUGS (0.04%)


                                       Biovail  (9)


   45,000               -      45,000   7.88%; 04/01/10                                        46,688             -        46,688


                                       Eli Lilly (9)


   60,000               -      60,000   5.50%; 07/15/06                                        62,685             -        62,685


                                       Schering-Plough (9)


   30,000               -      30,000   5.30%; 12/01/13                                        31,114             -        31,114


                                      MEDICAL-HMO (0.06%)


                                       Anthem (9)


  200,000               -     200,000   4.88%; 08/01/05                                       202,327             -       202,327


                                      MEDICAL-HOSPITALS (0.02%)


                                       HCA  (9)


   50,000               -      50,000   6.95%; 05/01/12                                        52,720             -        52,720


   10,000               -      10,000   7.13%; 06/01/06                                        10,490             -        10,490


                                      MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.01%)


                                       Bergen Brunswig (9)


   35,000               -      35,000   7.25%; 06/01/05                                        35,700             -        35,700


                                      METAL PROCESSORS & FABRICATION (0.01%)


                                       Mueller Group (9)


   35,000               -      35,000   10.00%; 05/01/12                                       37,800             -        37,800


                                      METAL-DIVERSIFIED (0.01%)


                                       Falconbridge (9)


   10,000               -      10,000   5.38%; 06/01/15                                        10,077             -        10,077


   15,000               -      15,000   7.35%; 06/05/12                                        17,224             -        17,224


                                      MISCELLANEOUS INVESTING (0.02%)


                                       iStar Financial (9)


   45,000               -      45,000   4.88%; 01/15/09                                        45,938             -        45,938


                                       United Dominion Realty Trust (9)


   30,000               -      30,000   6.50%; 06/15/09                                        32,810             -        32,810


                                      MISCELLANEOUS MANUFACTURERS (0.02%)


                                       Samsonite (9)


   55,000               -      55,000   8.88%; 06/01/11                                        58,575             -        58,575


                                      MONEY CENTER BANKS (0.06%)


                                       Bank of America (9)


   60,000               -      60,000   4.88%; 09/15/12                                        61,619             -        61,619


   60,000               -      60,000   7.40%; 01/15/11                                        70,295             -        70,295


                                       JP Morgan Chase  (9)


   75,000               -      75,000   5.13%; 09/15/14                                        76,206             -        76,206


                                      MORTGAGE BACKED SECURITIES (0.58%)


                                       Bear Stearns Adjustable Rate Mortgage Trust(3)(4)(9)


   50,000               -      50,000   3.52%; 06/25/34                                        49,365             -        49,365


                                       Bear Stearns Commercial Mortgage


                                        Securities (9)


  448,646               -     448,646   0.65%; 05/11/39 (3) (4)                                12,707             -        12,707


  110,000               -     110,000   5.47%; 06/11/41                                       116,289             -       116,289


                                       Credit Suisse First Boston


                                        Mortgage Securities (3) (9)


   50,000               -      50,000   2.53%; 05/25/34                                        49,712             -        49,712


                                       CS First Boston Mortgage Securities (3) (9)


  827,328               -     827,328   0.57%; 05/15/36 (4)                                    18,427             -        18,427


  737,859               -     737,859   0.68%; 07/15/36 (4)                                    24,197             -        24,197


   30,000               -      30,000   2.53%; 06/25/34 (4)                                    29,913             -        29,913


   25,000               -      25,000   7.68%; 09/15/41                                        28,970             -        28,970


                                       DLJ Commercial Mortgage (9)


  700,000               -     700,000   6.59%; 02/18/31                                       764,236             -       764,236


                                       DLJ Mortgage Acceptance (4) (9)


  100,000               -     100,000   6.99%; 10/15/30                                       106,976             -       106,976


                                       First Union National Bank Commercial Mortgage (9)


   40,000               -      40,000   8.09%; 05/17/32                                        47,266             -        47,266


                                       Greenwich Capital Commercial Funding (3) (4) (9)


1,483,000               -   1,483,000   0.39%; 06/10/36                                        27,422             -        27,422


                                       JP Morgan Chase Commercial Mortgage


                                        Securities  (9)


  650,000               -     650,000   1.22%; 01/12/39 (3) (4)                                34,041             -        34,041


  150,000               -     150,000   6.04%; 11/15/35                                       161,353             -       161,353


                                       LB-UBS Commercial Mortgage Trust (9)


  357,668               -     357,668   0.14%; 03/15/36 (3) (4)                                10,060             -        10,060


  708,201               -     708,201   0.63%; 03/15/34 (3) (4)                                15,399             -        15,399


  565,325               -     565,325   0.75%; 08/15/36 (4)                                    19,621             -        19,621


  422,905               -     422,905   1.23%; 03/15/36 (3) (4)                                22,050             -        22,050


  325,000               -     325,000   5.97%; 03/15/26                                       347,656             -       347,656


                                       Merrill Lynch Mortgage Investors (3) (9)


   90,000               -      90,000   2.49%; 01/25/35                                        89,996             -        89,996


                                       Merrill Lynch Mortgage Trust (3) (9)


1,471,015               -   1,471,015   0.60%; 02/12/42                                        36,134             -        36,134


                                       Morgan Stanley Capital I (3) (4) (9)


  425,000               -     425,000   1.12%; 01/13/41                                        22,336             -        22,336


                                      MOTION PICTURES & SERVICES (0.01%)


                                       Alliance Atlantis Communications (9)


   20,000               -      20,000   13.00%; 12/15/09                                       21,500             -        21,500


                                      MULTI-LINE INSURANCE (0.04%)


                                       Metropolitan Life Global Funding I (3) (4)(9)


  130,000               -     130,000   2.04%; 03/17/09                                       129,811             -       129,811


                                      MULTIMEDIA (0.10%)


                                       AOL Time Warner (9)


   20,000               -      20,000   5.63%; 05/01/05                                        20,302             -        20,302


   70,000               -      70,000   6.15%; 05/01/07                                        74,878             -        74,878


   60,000               -      60,000   7.63%; 04/15/31                                        71,089             -        71,089


                                       Gannett (9)


   75,000               -      75,000   4.95%; 04/01/05                                        75,740             -        75,740


                                       News America (9)


   15,000               -      15,000   4.75%; 03/15/10                                        15,435             -        15,435


   30,000               -      30,000   6.55%; 03/15/33                                        32,276             -        32,276


   35,000               -      35,000   6.63%; 01/09/08                                        38,303             -        38,303


                                       Viacom (9)


   15,000               -      15,000   6.63%; 05/15/11                                        16,912             -        16,912


                                      MUTUAL INSURANCE (0.02%)


                                       Liberty Mutual Group (4) (9)


   35,000               -      35,000   5.75%; 03/15/14                                        34,304             -        34,304


   25,000               -      25,000   7.00%; 03/15/34                                        25,184             -        25,184


                                      NON-HAZARDOUS WASTE DISPOSAL (0.01%)


                                       Allied Waste North America (9)


   20,000               -      20,000   5.75%; 02/15/11                                        18,450             -        18,450


                                       Waste Management (9)


   20,000               -      20,000   5.00%; 03/15/14                                        20,223             -        20,223


                                      OFFICE AUTOMATION & EQUIPMENT (0.05%)


                                       Xerox (9)


   55,000               -      55,000   6.88%; 08/15/11                                        58,713             -        58,713


                                      OIL & GAS DRILLING (0.11%)


                                       Consolidated Natural Gas (9)


   25,000               -      25,000   5.00%; 03/01/14                                        25,260             -        25,260


                                       Nabors Holdings (9)


   45,000               -      45,000   4.88%; 08/15/09                                        46,657             -        46,657


                                       Precision Drilling (9)


   40,000               -      40,000   5.63%; 06/01/14                                        42,228             -        42,228


                                      OIL COMPANY-EXPLORATION & PRODUCTION (0.14%)


                                       Canadian Natural Resources (9)


   25,000               -      25,000   7.20%; 01/15/32                                        29,545             -        29,545


                                       Chesapeake Energy (9)


   40,000               -      40,000   8.38%; 11/01/08                                        43,600             -        43,600


                                       Devon Financing (9)


   40,000               -      40,000   7.88%; 09/30/31                                        50,457             -        50,457


                                       EnCana (9)


   20,000               -      20,000   4.75%; 10/15/13                                        19,972             -        19,972


                                       Husky Energy (9)


   35,000               -      35,000   6.15%; 06/15/19                                        37,705             -        37,705


                                       Nexen (9)


   15,000               -      15,000   5.05%; 11/20/13                                        15,055             -        15,055


   25,000               -      25,000   7.88%; 03/15/32                                        31,161             -        31,161


                                       Pemex Project Funding Master Trust (9)


  185,000               -     185,000   7.88%; 02/01/09                                       208,125             -       208,125


                                       Swift Energy (9)


   60,000               -      60,000   7.63%; 07/15/11                                        65,100             -        65,100


                                      OIL COMPANY-INTEGRATED (0.05%)


                                       Occidental Petroleum (9)


   25,000               -      25,000   4.00%; 11/30/07                                        25,474             -        25,474


                                       PanCanadian Energy (9)


   35,000               -      35,000   7.20%; 11/01/31                                        41,027             -        41,027


                                       Petrobras International Finance (9)


   40,000               -      40,000   8.38%; 12/10/18                                        40,200             -        40,200


   30,000               -      30,000   9.13%; 07/02/13                                        32,700             -        32,700


                                       Petronas Capital (4) (9)


   20,000               -      20,000   7.88%; 05/22/22                                        24,645             -        24,645


                                      OIL FIELD MACHINERY & EQUIPMENT (0.03%)


                                       Cooper Cameron (9)


   50,000               -      50,000   2.65%; 04/15/07                                        49,135             -        49,135


                                       Grant Prideco (9)


   40,000               -      40,000   9.00%; 12/15/09                                        44,900             -        44,900


                                      OIL REFINING & MARKETING (0.10%)


                                       CITGO Petroleum (4) (9)


   40,000               -      40,000   6.00%; 10/15/11                                        40,700             -        40,700


                                       Enterprise Products Operating (4) (9)


   50,000               -      50,000   4.00%; 10/15/07                                        50,394             -        50,394


                                       Enterprise Products Partners (9)


   15,000               -      15,000   6.38%; 02/01/13                                        16,220             -        16,220


                                       Frontier Oil  (9)


   75,000               -      75,000   11.75%; 11/15/09                                       79,687             -        79,687


                                       Tesoro Petroleum (9)


   40,000               -      40,000   8.00%; 04/15/08                                        43,500             -        43,500


   35,000               -      35,000   9.63%; 11/01/08                                        38,588             -        38,588


                                       Valero Energy (9)


   55,000               -      55,000   6.88%; 04/15/12                                        62,600             -        62,600


                                      PAPER & RELATED PRODUCTS (0.11%)


                                       Boise Cascade (4) (9)


   45,000               -      45,000   5.01%; 10/15/12                                        46,012             -        46,012


                                       International Paper (9)


   80,000               -      80,000   3.80%; 04/01/08                                        80,145             -        80,145


   25,000               -      25,000   6.75%; 09/01/11                                        28,100             -        28,100


                                       Norske Skog (4) (9)


   50,000               -      50,000   7.63%; 10/15/11                                        56,967             -        56,967


                                       Sappi Papier Holding (4) (9)


   20,000               -      20,000   6.75%; 06/15/12                                        22,154             -        22,154


                                       Smurfit Capital Funding (9)


   40,000               -      40,000   6.75%; 11/20/05                                        41,300             -        41,300


                                      PAPER & RELATED PRODUCTS (continued)


                                       Weyerhaeuser (9)


   60,000               -      60,000   6.13%; 03/15/07                                        63,978             -        63,978


   30,000               -      30,000   6.75%; 03/15/12                                        33,953             -        33,953


                                      PETROCHEMICALS (0.01%)


                                       Braskem (4) (9)


   45,000               -      45,000   11.75%; 01/22/14                                       50,175             -        50,175


                                      PHYSICAL THERAPY & REHABILITATION CENTERS (0.02%)


                                       HealthSouth (9)


   80,000               -      80,000   6.88%; 06/15/05                                        80,400             -        80,400


                                      PHYSICIAN PRACTICE MANAGEMENT (0.02%)


                                       US Oncology (4) (9)


   55,000               -      55,000   9.00%; 08/15/12                                        59,400             -        59,400


                                      PIPELINES (0.07%)


                                       Buckeye Partners (9)


   35,000               -      35,000   4.63%; 07/15/13                                        34,250             -        34,250


                                       Duke Capital (9)


   25,000               -      25,000   4.37%; 03/01/09                                        25,349             -        25,349


                                       Duke Energy Field Services (9)


   20,000               -      20,000   7.88%; 08/16/10                                        23,654             -        23,654


                                       Enbridge Energy Partners (9)


   15,000               -      15,000   4.00%; 01/15/09                                        14,919             -        14,919


                                       Equitable Resources (9)


   25,000               -      25,000   5.15%; 11/15/12                                        26,121             -        26,121


                                       National Fuel Gas (9)


   25,000               -      25,000   5.25%; 03/01/13                                        25,752             -        25,752


                                       TEPPCO Partners (9)


   45,000               -      45,000   6.13%; 02/01/13                                        48,445             -        48,445


                                       Texas Eastern Transmission  (9)


   50,000               -      50,000   5.25%; 07/15/07                                        52,353             -        52,353


                                      PROPERTY & CASUALTY INSURANCE (0.18%)


                                       ACE (9)


   70,000               -      70,000   6.00%; 04/01/07                                        73,478             -        73,478


                                       ACE INA Holdings (9)


   15,000               -      15,000   5.88%; 06/15/14                                        15,591             -        15,591


                                       Arch Capital Group (9)


   60,000               -      60,000   7.35%; 05/01/34                                        63,266             -        63,266


                                       Infinity Property & Casualty (9)


   55,000               -      55,000   5.50%; 02/18/14                                        54,876             -        54,876


                                       Markel (9)


   55,000               -      55,000   6.80%; 02/15/13                                        59,400             -        59,400


                                       St. Paul (9)


   80,000               -      80,000   5.75%; 03/15/07                                        83,839             -        83,839


                                       W.R. Berkley (9)


   90,000               -      90,000   5.13%; 09/30/10                                        91,642             -        91,642


   20,000               -      20,000   5.88%; 02/15/13                                        20,590             -        20,590


                                       XL Capital (9)


  100,000               -     100,000   5.25%; 09/15/14                                        99,835             -        99,835


   70,000               -      70,000   6.50%; 01/15/12                                        76,417             -        76,417


                                      PUBLISHING-BOOKS (0.02%)


                                       Reed Elsevier Capital (9)


   55,000               -      55,000   6.13%; 08/01/06                                        57,797             -        57,797


                                      RECREATIONAL CENTERS (0.01%)


                                       AMF Bowling Worldwide (4) (9)


   45,000               -      45,000   10.00%; 03/01/10                                       48,150             -        48,150


                                      REGIONAL BANKS (0.17%)


                                       Bank One (9)


   80,000               -      80,000   7.63%; 08/01/05                                        83,078             -        83,078


                                       KeyCorp (9)


  100,000               -     100,000   4.63%; 05/16/05                                       101,067             -       101,067


                                       PNC Funding (9)


  100,000               -     100,000   5.75%; 08/01/06                                       104,728             -       104,728


                                       SunTrust Banks (9)


   35,000               -      35,000   5.05%; 07/01/07                                        36,631             -        36,631


                                       Wachovia (9)


   40,000               -      40,000   5.25%; 08/01/14                                        41,321             -        41,321


  100,000               -     100,000   5.63%; 12/15/08                                       107,744             -       107,744


                                       Wells Fargo (9)


   30,000               -      30,000   3.12%; 08/15/08                                        29,442             -        29,442


  100,000               -     100,000   5.13%; 02/15/07                                       104,344             -       104,344


                                      REINSURANCE (0.04%)


                                       Berkshire Hathaway Finance (9)


   55,000               -      55,000   4.63%; 10/15/13                                        55,220             -        55,220


                                       Endurance Specialty Holdings (9)


   70,000               -      70,000   7.00%; 07/15/34                                        71,215             -        71,215


                                      RENTAL-AUTO & EQUIPMENT (0.01%)


                                       United Rentals (9)


   20,000               -      20,000   6.50%; 02/15/12                                        19,800             -        19,800


                                      RETAIL-ARTS & CRAFTS (0.02%)


                                       Michaels Stores (9)


   50,000               -      50,000   9.25%; 07/01/09                                        53,938             -        53,938


                                      RETAIL-DRUG STORE (0.02%)


                                       Rite Aid (9)


   50,000               -      50,000   12.50%; 09/15/06                                       56,750             -        56,750


                                      RETAIL-MAJOR DEPARTMENT STORE (0.01%)


                                       J.C. Penney (9)


   45,000               -      45,000   8.13%; 04/01/27                                        49,613             -        49,613


                                      RETAIL-PROPANE DISTRIBUTION (0.01%)


                                       Ferrellgas (9)


   35,000               -      35,000   6.75%; 05/01/14                                        36,225             -        36,225


                                      RETAIL-VISION SERVICE CENTER (0.00%)


                                       Cole National Group (9)


   15,000               -      15,000   8.63%; 08/15/07                                        15,216             -        15,216


                                      SAVINGS & LOANS-THRIFTS (0.04%)


                                       Washington Mutual (9)


   70,000               -      70,000   3.81%; 06/25/34                                        69,328             -        69,328


   72,000               -      72,000   3.97%; 03/25/33                                        71,760             -        71,760


   15,000               -      15,000   5.50%; 01/15/13                                        15,683             -        15,683


                                      SOVEREIGN (0.09%)


                                       Mexico Government (9)


   50,000               -      50,000   2.75%; 01/13/09 (3)                                    50,350             -        50,350


   35,000               -      35,000   8.30%; 08/15/31                                        40,460             -        40,460


  140,000               -     140,000   8.38%; 01/14/11                                       165,200             -       165,200


                                       South Africa Government (9)


   40,000               -      40,000   6.50%; 06/02/14                                        43,450             -        43,450


                                      SPECIAL PURPOSE ENTITY (0.04%)


                                       Borden US Finance/Nova Scotia Finance (4) (9)


   40,000               -      40,000   9.00%; 07/15/14                                        43,750             -        43,750


                                       Fondo Latinoamericano de Reservas (4) (9)


   45,000               -      45,000   3.00%; 08/01/06                                        45,132             -        45,132


                                       Jostens (4) (9)


   50,000               -      50,000   7.63%; 10/01/12                                        51,750             -        51,750


                                      STEEL PRODUCERS (0.02%)


                                       International Steel Group (9)


   75,000               -      75,000   6.50%; 04/15/14                                        80,250             -        80,250


                                      STEEL-SPECIALTY (0.02%)


                                       CSN Islands VIII (4) (9)


   60,000               -      60,000   9.75%; 12/16/13                                        60,900             -        60,900


                                      SUPRANATIONAL BANK (0.03%)


                                       Corp Andina de Fomento (9)


   65,000               -      65,000   6.75%; 03/15/05                                        65,938             -        65,938


   45,000               -      45,000   6.88%; 03/15/12                                        50,470             -        50,470


                                      TELEPHONE-INTEGRATED (0.33%)


                                       British Telecommunications (3) (9)


  230,000               -     230,000   7.88%; 12/15/05                                       242,959             -       242,959


                                       Deutsche Telekom International Finance (9)


   35,000               -      35,000   5.25%; 07/22/13                                        36,187             -        36,187


   30,000               -      30,000   8.50%; 06/15/10 (3)                                    36,143             -        36,143


                                       France Telecom (3) (9)


   70,000               -      70,000   8.50%; 03/01/11                                        84,072             -        84,072


                                       MCI (9)


   70,000               -      70,000   5.91%; 05/01/07                                        69,825             -        69,825


                                       Qwest (4) (9)


   50,000               -      50,000   7.88%; 09/01/11                                        53,250             -        53,250


                                       SBC Communications (9)


   35,000               -      35,000   4.13%; 09/15/09                                        35,175             -        35,175


   20,000               -      20,000   6.15%; 09/15/34                                        20,204             -        20,204


                                       Sprint Capital (9)


   40,000               -      40,000   6.00%; 01/15/07                                        42,298             -        42,298


   35,000               -      35,000   6.13%; 11/15/08                                        37,921             -        37,921


   75,000               -      75,000   6.88%; 11/15/28                                        80,544             -        80,544


   30,000               -      30,000   6.90%; 05/01/19                                        33,585             -        33,585


                                       Telecom Italia Capital (9)


  190,000               -     190,000   4.00%; 01/15/10 (4)                                   188,232             -       188,232


   50,000               -      50,000   5.25%; 11/15/13                                        51,194             -        51,194


   20,000               -      20,000   6.38%; 11/15/33                                        20,757             -        20,757





                                      TELEPHONE-INTEGRATED (continued)


                                       Telefonos de Mexico (9)


   10,000               -      10,000   4.50%; 11/19/08                                        10,088             -        10,088


  100,000               -     100,000   8.25%; 01/26/06                                       106,325             -       106,325


                                      TEXTILE-HOME FURNISHINGS (0.01%)


                                       Mohawk Industries  (9)


   30,000               -      30,000   6.50%; 04/15/07                                        32,079             -        32,079


                                      THEATERS (0.01%)


                                       Cinemark (1) (3)  (9)


   50,000               -      50,000   0.00%; 03/15/14                                        35,375             -        35,375


                                      TRANSPORT-RAIL (0.02%)


                                       Canadian National Railway (9)


   40,000               -      40,000   4.25%; 08/01/09                                        40,703             -        40,703


                                       Union Pacific (9)


   15,000               -      15,000   4.70%; 01/02/24                                        14,601             -        14,601


                                      TRANSPORT-SERVICES (0.01%)


                                       FedEx  (9)


   30,000               -      30,000   1.88%; 04/01/05                                        30,017             -        30,017


   20,000               -      20,000   3.50%; 04/01/09                                        19,742             -        19,742


                                      VENTURE CAPITAL (0.01%)


                                       Arch Western Finance (9)


   35,000               -      35,000   6.75%; 07/01/13                                        37,188             -        37,188


                                      VITAMINS & NUTRITION PRODUCTS (0.02%)


                                       NBTY (9)


   30,000               -      30,000   8.63%; 09/15/07                                        30,300             -        30,300


                                       WH Holdings/WH Capital  (9)


   25,000               -      25,000   9.50%; 04/01/11                                        27,375             -        27,375


                                      WIRE & CABLE PRODUCTS (0.01%)


                                       Superior Essex Communications (9)


   40,000               -      40,000   9.00%; 04/15/12                                        40,600             -        40,600


                                                   TOTAL BONDS                             20,936,173             -    20,936,173


                                      FEDERAL HOME LOAN MORTGAGE CORPORATION
                                      (FHLMC) CERTIFICATES (1.43%) (9)


  119,400               -     119,400 5.00%; 12/01/17                                         121,909             -       121,909


  150,292               -     150,292 5.00%; 03/01/18                                         153,463             -       153,463


  897,309               -     897,309 5.00%; 05/01/18                                         916,244             -       916,244


   20,338               -      20,338 5.00%; 06/01/34                                          20,301             -        20,301


  925,001               -     925,001 5.00%; 06/01/34                                         923,329             -       923,329


  900,000               -     900,000 5.00%; 11/01/34 (5)                                     897,187             -       897,187


  187,720               -     187,720 5.50%; 03/01/33                                         191,537             -       191,537


  613,028               -     613,028 5.50%; 05/01/33                                         625,492             -       625,492


  172,911               -     172,911 5.50%; 10/01/33                                         176,426             -       176,426


  250,000               -     250,000 5.50%; 11/01/34 (5)                                     254,610             -       254,610


  127,799               -     127,799 6.00%; 01/01/29                                         132,650             -       132,650


   40,361               -      40,361 6.50%; 12/01/20                                          42,647             -        42,647


   71,838               -      71,838 6.50%; 05/01/31                                          75,627             -        75,627


   95,977               -      95,977 6.50%; 06/01/31                                         101,039             -       101,039


  106,339               -     106,339 7.00%; 12/01/27                                         113,206             -       113,206


   38,401               -      38,401 7.00%; 09/01/31                                          40,797             -        40,797


                                      FHLMC (continued)                                                           -


   26,048               -      26,048 7.50%; 11/01/30                                          27,975             -        27,975


   21,612               -      21,612 7.50%; 11/01/30                                          23,211             -        23,211


   24,499               -      24,499 7.50%; 01/01/31                                          26,312             -        26,312


  107,648               -     107,648 8.00%; 12/01/30                                         116,909             -       116,909


                                      TOTAL FHLMC CERTIFICATES                              4,980,871             -     4,980,871





                                      FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                      (FNMA) CERTIFICATES (1.34%) (9)


  233,540               -     233,540 4.50%; 05/01/10                                         236,843             -       236,843


  225,000               -     225,000 4.50%; 11/01/34 (5)                                     218,390             -       218,390


   98,193               -      98,193 5.00%; 03/01/18                                         100,349             -       100,349


  300,000               -     300,000 5.00%; 11/01/34 (5)                                     298,875             -       298,875


  398,313               -     398,313 5.50%; 01/01/33                                         406,752             -       406,752


  467,885               -     467,885 5.50%; 07/01/33                                         477,328             -       477,328


  446,216               -     446,216 5.50%; 09/01/33                                         455,222             -       455,222


1,750,000               -   1,750,000 5.50%; 11/01/34 (5)                                   1,781,719             -     1,781,719


    9,458               -       9,458 6.00%; 06/01/06                                           9,654             -         9,654


   77,576               -      77,576 6.00%; 04/01/08                                          81,512             -        81,512


    1,454               -       1,454 6.00%; 03/01/09                                           1,535             -         1,535


   61,943               -      61,943 6.00%; 05/01/09                                          65,412             -        65,412


   31,956               -      31,956 6.00%; 05/01/09                                          33,745             -        33,745


    2,058               -       2,058 6.00%; 11/01/09                                           2,174             -         2,174


   45,074               -      45,074 6.00%; 11/01/09                                          47,598             -        47,598


    8,791               -       8,791 6.00%; 12/01/09                                           9,246             -         9,246


   31,038               -      31,038 6.00%; 05/01/10                                          32,775             -        32,775


  257,514               -     257,514 6.00%; 12/01/33                                         267,369             -       267,369


   98,877               -      98,877 6.50%; 05/01/06                                         101,510             -       101,510


   64,083               -      64,083 6.50%; 03/01/08                                          67,709             -        67,709


                                        TOTAL FNMA CERTIFICATES                             4,695,717             -     4,695,717


                                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                      (GNMA) CERTIFICATES (0.38%) (9)


  145,532               -     145,532 6.00%; 06/20/26                                         151,920             -       151,920


   98,453               -      98,453 6.00%; 09/20/26                                         102,741             -       102,741


   52,325               -      52,325 6.00%; 06/20/27                                          54,621             -        54,621


   53,601               -      53,601 6.00%; 06/15/32                                          55,867             -        55,867


  155,752               -     155,752 6.00%; 12/15/33                                         162,183             -       162,183


  230,600               -     230,600 6.50%; 10/20/31                                         243,544             -       243,544


  326,431               -     326,431 6.50%; 05/15/32                                         345,777             -       345,777


   62,963               -      62,963 7.00%; 05/15/31                                          67,237             -        67,237


  121,291               -     121,291 7.00%; 02/15/32                                         129,493             -       129,493


                                                            TOTAL GNMA CERTIFICATES         1,313,383             -     1,313,383


                                      TREASURY BONDS (1.51%) (9)


                                       U.S. Treasury


  300,000               -     300,000   3.63%; 07/15/09                                       304,793             -       304,793


  200,000               -     200,000   3.88%; 02/15/13                                       200,062             -       200,062


  175,000               -     175,000   4.00%; 02/15/14                                       175,007             -       175,007


  325,000               -     325,000   4.75%; 05/15/14                                       343,637             -       343,637


  450,000               -     450,000   5.00%; 02/15/11                                       485,930             -       485,930


  275,000               -     275,000   5.38%; 02/15/31                                       298,687             -       298,687


  225,000               -     225,000   6.25%; 05/15/30                                       270,562             -       270,562


  240,000               -     240,000   7.13%; 02/15/23                                       309,234             -       309,234


   50,000               -      50,000   7.25%; 05/15/16                                        63,430             -        63,430


  135,000               -     135,000   7.50%; 11/15/16                                       174,841             -       174,841


  285,000               -     285,000   8.00%; 11/15/21                                       395,493             -       395,493


                                       U.S. Treasury Inflation-Indexed
                                       Obligations
  179,477               -     179,477   2.00%; 01/15/14                                       186,046             -       186,046
  598,035               -     598,035   3.38%; 01/15/07                                       640,879             -       640,879
  439,868               -     439,868   3.63%; 01/15/08                                       485,195             -       485,195
  433,309               -     433,309   3.88%; 01/15/09                                       491,619             -       491,619
  225,266               -     225,266   4.25%; 01/15/10                                       264,036             -       264,036
                                       U.S. Treasury Strip (1)
  300,000               -     300,000   0.00%; 02/15/15                                       193,065             -       193,065
                                                               TOTAL TREASURY BONDS         5,282,516             -     5,282,516

                                      COMMERCIAL PAPER (1.97%)
                                      FINANCE-CONSUMER LOANS (1.97%)
2,597,896               -   2,597,896  Investment in Joint Trading Account;                 2,597,896            -      2,597,89
                                       Household Finance 1.84; 11/01/04
        -       4,278,422   4,278,422  Investment in Joint Trading Account;                      -        4,278,422     4,278,422
                                       Federal Home Loan Bank 1.69%; 11/01/04
                                                             TOTAL COMMERCIAL PAPER         2,597,896     4,278,422     6,876,318

                                      REPURCHASE AGREEMENTS (0.22%)
                                       Bear Stearns; 1.85%; dated 10/29/04
                                       maturing 11/01/04
  778,696               -     778,696 (collateralized by FNMA; $794,148; 11/17/11) (6)        778,576             -       778,576
                                                        TOTAL REPURCHASE AGREEMENTS           778,576             -       778,576

                                               TOTAL PORTFOLIO INVESTMENTS (100.89%)      104,898,965   247,236,853   352,135,818

                                      Liabilities, net of cash, receivables
                                        and other assets (-0.89%)                          (3,890,836)      779,885     3,110,951)

                                                          TOTAL NET ASSETS (100.00%)     $101,008,129  $248,016,738  $349,024,867
                                                                                        ===========================================



(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period
(3) Variable rate.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    At the end of the period, the value of these securities totaled $2,405,416 or 0.69% of net assets
(5) Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction.
    See Notes to Financial Statements.
(6) Security was purchased with the cash proceeds from securities loans.
(7) Affiliated securities.
(8) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
(9) Security will be disposed of prior to the Reorganization to comply with the Acquiring Fund's investment restrictions.
    As of October 31, 2004, disposition of securities would result in a realized gain of aproximately $2,650,000.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized  appreciation  (depreciation)  and federal tax cost of investments held by the fund as of the period end were as follows.
-
Unrealized Appreciation                                                                  $  7,219,777  $  7,597,000   $ 14,816,777
Unrealized Depreciation                                                                  $ (5,678,514)   (2,539,845)    (8,218,359)
Net Unrealized Appreciation (Depreciation)                                               $  1,541,263     5,057,155      6,598,418
Cost for federal income tax purposes                                                     $103,357,702  $242,179,698   $345,537,400

                                  Contract Type                         Commitment        Opening        Current      Unrealized
                                                                                       Market Value  Market Value    Gain(Loss)
                                  FUTURES CONTRACTS
Disciplined LargeCap Blend Fund   3 Russell 1000 December 2004 Futures      Buy        $   899,650   $   907,050    $     7,400
Disciplined LargeCap Blend Fund   6 Russell 2000 December 2004 Futures      Buy          1,709,000     1,753,500         44,500
Disciplined LargeCap Blend Fund  27 S&P 500 eMini December 2004 Futures    Buy          1,499,857     1,525,905         26,048


                        INVESTMENTS BY SECTOR (UNAUDITED)
  19.46%          19.17%       19.25% Financial                                         $20,411,458   $ 48,194,775   $ 68,606,233
   13.44           20.73       18.58  Consumer, Non-cyclical                             14,094,373     52,111,723     66,206,096
    9.15           11.87       11.07  Communications                                      9,597,830     29,837,963     39,435,793
    7.60           10.94        9.96  Industrial                                          7,973,721     27,517,536     35,491,257
    6.90           11.00        9.79  Technology                                          7,235,416     27,649,029     34,884,445
    8.49            9.95        9.52  Consumer, Cyclical                                  8,904,199     25,012,650     33,916,849
    6.77            8.42        7.93  Energy                                              7,100,454     21,164,316     28,264,770
   12.68               -        3.73  Mortgage Securities                                13,298,167         -          13,298,167
    7.19            2.12        3.62  Government                                          7,541,070      5,336,441     12,877,511
    3.41            2.45        2.74  Utilities                                           3,582,505      6,174,242      9,756,747
    2.29            1.68        1.86  Basic Materials                                     2,405,304      4,220,035      6,625,339
       -            1.66        1.18  Futures Contracts                                       -          4,186,455      4,186,455
    2.01               -        0.59  Asset Backed Securities                             2,113,380         -           2,113,380
    0.43            0.01        0.13  Funds                                                 451,637         18,143        469,780
    0.18               -        0.05  Diversified                                           189,451         -             189,451
                                                            TOTAL                      $104,896,965   $251,423,308   $356,322,273

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                           COMBINED
                          CAPITAL VALUE      LARGECAP       PRO FORMA           LARGECAP
                           FUND, INC.       VALUE FUND   ADJUSTMENTS/(D)/      VALUE FUND
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $326,177,289      $115,728,918    $        --       $441,906,207
                         ============      ============    ===========       ============
ASSETS
Investment in
 securities--at value.   $345,639,296/(c)/ $122,034,946    $        --       $467,674,242/(c)/
Cash..................         79,878            32,699             --            112,577
Receivables:
 Capital Shares sold..          3,798           166,460             --            170,258
 Dividends and
  interest............        358,335           122,757             --            481,092
 Investment securities
  sold................      3,577,645         1,237,387             --          4,815,032
 Variation margin on
  futures contracts...         11,625                --             --             11,625
Other assets..........         28,459                --             --             28,459
                         ------------      ------------    -----------       ------------
          Total Assets    349,699,036       123,594,249             --        473,293,285
LIABILITIES
Accrued management and
 investment advisory
 fees.................         37,708            10,394             --             48,102
Accrued administrative
 service fees.........             --               156             --                156
Accrued distribution
 fees.................          4,870             1,858             --              6,728
Accrued directors'
 expense..............            360                --             --                360
Accrued service fees..             --               201             --                201
Accrued transfer and
 administrative fees..        130,188            11,440             --            141,628
Accrued other expenses         39,764             4,039             --             43,803
Payables:
 Capital Shares
  reacquired..........        144,466                --             --            144,466
 Investment securities
  purchased...........      3,650,950         1,320,749             --          4,971,699
 Reorganization costs.             --                --        113,461            113,461
Collateral obligation
 on securities loaned,
 at value.............      6,895,000                --             --          6,895,000
                         ------------      ------------    -----------       ------------
     Total Liabilities     10,903,306         1,348,837        113,461         12,365,604
                         ------------      ------------    -----------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $338,795,730      $122,245,412    $  (113,461)      $460,927,681
                         ============      ============    ===========       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $321,209,498      $110,297,761    $        --       $431,507,259
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....      2,561,515         1,110,714       (113,461)         3,558,768
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (4,401,296)        4,530,909             --            129,613
Net unrealized
 appreciation
 (depreciation) of
 investments..........     19,426,013         6,306,028             --         25,732,041
                         ------------      ------------    -----------       ------------
      Total Net Assets   $338,795,730      $122,245,412    $  (113,461)      $460,927,681
                         ============      ============    ===========       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000             --        225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $    911,485            N/A       $    911,485
  Shares issued and
 outstanding..........                           85,603                            85,603
  Net asset value per
 share................                     $      10.65                      $      10.65
                                           ============                      ============

Advisors Select: Net
 Assets...............            N/A      $  1,387,526            N/A       $  1,387,526
  Shares issued and
 outstanding..........                          130,030                           130,030
  Net asset value per
 share................                     $      10.67                      $      10.67
                                           ============                      ============

Class A: Net Assets...   $311,582,761               N/A    $   (95,986)      $311,486,775
  Shares issued and
 outstanding..........     13,198,050                       15,994,712         29,192,762
  Net asset value per
 share................   $      23.61                               --       $      10.67
  Maximum offering
 price per share /(a)/   $      25.05                               --       $      11.32
                         ============                               ==       ============

Class B: Net Assets...   $ 27,212,969               N/A    $   (17,475)      $ 27,195,494
  Shares issued and
 outstanding..........      1,164,337                        1,384,444          2,548,781
  Net asset value per
 share /(b)/..........   $      23.37                               --       $      10.67
                         ============                               ==       ============

Class J: Net Assets...            N/A      $ 18,334,328            N/A       $ 18,334,328
  Shares issued and
 outstanding..........                        1,728,575                         1,728,575
  Net asset value per
 share /(b)/..........                     $      10.61                      $      10.61
                                           ============                      ============

Institutional: Net
 Assets...............            N/A      $ 97,880,620            N/A       $ 97,880,620
  Shares issued and
 outstanding..........                        9,169,377                         9,169,377
  Net asset value per
 share................                     $      10.67                      $      10.67
                                           ============                      ============

Preferred: Net Assets.            N/A      $  3,716,277            N/A       $  3,716,277
  Shares issued and
 outstanding..........                          347,510                           347,510
  Net asset value per
 share................                     $      10.69                      $      10.69
                                           ============                      ============

Select: Net Assets....            N/A      $     15,176            N/A       $     15,176
  Shares issued and
 outstanding..........                            1,426                             1,426
  Net asset value per
 share................                     $      10.64                      $      10.64
                                           ============                      ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization..
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          PRINCIPAL                                      COMBINED
                        CAPITAL VALUE     LARGECAP      PRO FORMA        LARGECAP
                          FUND, INC.     VALUE FUND    ADJUSTMENTS      VALUE FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $  6,943,010    $ 1,991,419   $      --        $  8,934,429
 Interest.............        66,613         17,101          --              83,714
 Securities lending...        16,596             --          --              16,596
                        ------------    -----------   ---------        ------------
          Total Income     7,026,219      2,008,520          --           9,034,739
Expenses:
 Management and
  investment advisory
  fees................     2,075,121        460,338    (479,761)/(A)/     2,055,698
 Distribution fees -
  Advisors Preferred..            --            370          --                 370
 Distribution fees -
  Advisors Select.....            --          5,184          --               5,184
 Distribution fees -
  Class A.............       469,600             --          --             469,600
 Distribution fees -
  Class B.............       210,113             --          --             210,113
 Distribution fees -
  Class J.............            --         76,001          --              76,001
 Distribution fees -
  Select..............            --             13          --                  13
 Administrative
  service fees -
  Advisors Preferred..            --            222          --                 222
 Administrative
  service fees -
  Advisors Select.....            --          3,456          --               3,456
 Administrative
  service fees -
  Preferred...........            --          4,461          --               4,461
 Administrative
  service fees -
  Select..............            --             17          --                  17
 Registration fees -
  Class A.............        13,195             --          --              13,195
 Registration fees -
  Class B.............         8,299             --          --               8,299
 Registration fees -
  Class J.............            --          9,997          --               9,997
 Service fees -
  Advisors Preferred..            --            252          --                 252
 Service fees -
  Advisors Select.....            --          4,320          --               4,320
 Service fees -
  Preferred...........            --          6,084          --               6,084
 Service fees - Select            --             20          --                  20
 Shareholder reports -
  Class A.............        34,315             --          --              34,315
 Shareholder reports -
  Class B.............         6,698             --          --               6,698
 Shareholder reports -
  Class J.............            --          4,752          --               4,752
 Transfer and
  administrative fees
  - Class A...........       183,834             --          --             183,834
 Transfer and
  administrative fees
  - Class B...........        36,667             --          --              36,667
 Transfer and
  administrative fees
  - Class J...........            --         49,670          --              49,670
 Auditing and legal
  fees................        10,231             --     (10,231)/(B)/            --
 Custodian fees.......         7,353             --      (7,353)/(B)/            --
 Directors' expenses..        12,470             --     (12,470)/(B)/            --
 Registration fees....        28,279             --          --              28,279
 Transfer and
  administrative fees.       456,262             --      9,825/(B)/         466,087
 Other expenses.......        21,014             --     (21,014)/(B)/            --
 Other expenses -
  Class J.............            --              8          --                   8
                        ------------    -----------   ---------        ------------
  Total Gross Expenses     3,573,451        625,165    (521,004)          3,677,612
 Less: Fees paid
  indirectly..........        34,250          7,217          --              41,467
                        ------------    -----------   ---------        ------------
    Total Net Expenses     3,539,201        617,948    (521,004)          3,636,145
                        ------------    -----------   ---------        ------------
 Net Investment Income
      (Operating Loss)     3,487,018      1,390,572     521,004           5,398,594

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........    42,415,114      8,761,205          --          51,176,319
 Futures contracts....       207,479             --          --             207,479
 Other investment
  companies...........            --         20,729          --              20,729
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   (13,310,175)    (1,369,610)         --         (14,679,785)
 Futures contracts.....      (105,745)            --          --            (105,745)
                         ------------    -----------   ---------        ------------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    29,206,673      7,412,324          --          36,618,997
                         ------------    -----------   ---------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $ 32,693,691    $ 8,802,896   $ 521,004        $ 42,017,591
                         ============    ===========   =========        ============



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.


                                                       SCHEDULE OF INVESTMENTS
                                                          October 31, 2004
                                                             (unaudited)
       Principal Amount or Number of Shares                                                           Market Value
-----------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                              Principal
   Capital         LargeCap                                                               Capital      LargeCap
   Value            Value                                                                 Value         Value
  Fund, Inc          Fund          Combined                                              Fund, Inc       Fund          Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                           COMMON STOCKS (97.36%)
                                           AEROSPACE & DEFENSE (0.67%)
    43,970                          59,650  Northrop Grumman                         $  2,275,447   $      811,440    $ 3,086,887
                      15,680
                                           AEROSPACE & DEFENSE EQUIPMENT (2.23%)
    39,730                          53,360  General Dynamics                            4,057,228                       5,449,124
                      13,630                                                                             1,391,896
    38,750                          51,950  United Technologies                         3,596,775                       4,821,999
                      13,200                                                                             1,225,224
                                           AIRLINES (0.38%)
   116,600                         156,480  ExpressJet Holdings (1) (2)                 1,296,592                       1,740,058
                      39,880                                                                               443,466
                                           APPAREL MANUFACTURERS (0.29%)
    26,380                          35,820  Polo Ralph Lauren                             974,213                       1,322,832
                       9,440                                                                               348,619
                                           APPLICATIONS SOFTWARE (0.70%)
    84,800                         114,930  Microsoft                                   2,373,552                       3,216,891
                      30,130                                                                               843,339
                                           ATHLETIC FOOTWEAR (0.52%)
    21,800                          29,530  Nike                                        1,772,558                       2,401,084
                       7,730                                                                               628,526
                                           AUTO-CARS & LIGHT TRUCKS (0.57%)
   149,040                         202,190  Ford Motor                                  1,941,991                       2,634,536
                      53,150                                                                               692,545
                                           AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.81%)
    39,621                          53,541  Paccar                                      2,746,132                       3,710,927
                      13,920                                                                               964,795
                                           BEVERAGES-NON-ALCOHOLIC (0.48%)
    40,170                          54,500  Coca-Cola                                   1,633,312                       2,215,970
                      14,330                                                                               582,658
                                           BROADCASTING SERVICES & PROGRAMMING(0.32%)
    36,600                          49,100  Fox Entertainment Group (1)                 1,085,556                       1,456,306
                      12,500                                                                               370,750
                                           BUILDING-RESIDENTIAL & COMMERCIAL (1.26%)
    33,170                          44,810  MDC Holdings                                2,545,798                       3,439,168
                      11,640                                                                               893,370
    31,480                          42,780  Pulte                                       1,727,622                       2,347,766
                      11,300                                                                               620,144
                                           CABLE TV (0.83%)
    85,660                         116,260  Comcast (1)                                 2,526,970                       3,429,670
                      30,600                                                                               902,700
    42,700                          57,305  Mediacom Communications (1)                   279,685                         375,348
                      14,605                                                                                95,663
                                           CELLULAR TELECOMMUNICATIONS (1.07%)
    82,300                         111,570  Nextel Partners (1) (2)                     1,385,932                       1,878,839
                      29,270                                                                               492,907
    77,800                         104,760  Western Wireless (1)                        2,267,092                       3,052,706
                      26,960                                                                               785,614
                                           CHEMICALS-SPECIALTY (1.06%)
    34,300                          46,520  Lubrizol                                    1,191,239                       1,615,640
                      12,220                                                                               424,401
    43,000                          58,340  Sigma-Aldrich                               2,392,520                       3,246,037
                      15,340                                                                               853,517
                                           COAL (0.43%)
    22,900                          31,070  Peabody Energy                              1,460,562                       1,981,645
                       8,170                                                                               521,083
                                           COMMERCIAL BANKS (3.11%)
    33,980                          45,910  City National                               2,341,222                       3,163,199
                      11,930                                                                               821,977
    43,650                          59,250  Fremont General                               938,475                       1,273,875
                      15,600                                                                               335,400
    75,650                         102,200  Marshall & Ilsley                           3,175,030                       4,289,334
                      26,550                                                                             1,114,304
    25,330                          34,340  R&G Financial                                 952,915                       1,291,871
                       9,010                                                                               338,956
    53,580                          71,419  UnionBanCal                                 3,254,985                       4,338,704
                      17,839                                                                             1,083,719
                                           COMPUTER AIDED DESIGN (0.66%)
    42,850                          57,780  Autodesk                                    2,260,338                       3,047,895
                      14,930                                                                               787,557
                                           COMPUTERS (0.69%)
    26,200                          35,510  International Business Machines             2,351,450                       3,187,022
                       9,310                                                                               835,572
                                           COMPUTERS-INTEGRATED SYSTEMS (0.49%)
   242,900                         329,630  Brocade Communications Systems (1)          1,649,291                       2,238,188
                      86,730                                                                               588,897
                                           CONTAINERS-METAL & GLASS (0.62%)
    52,860                          71,818  Ball                                        2,106,471                       2,861,947
                      18,958                                                                               755,476
                                           COSMETICS & TOILETRIES (1.68%)
    56,760                          77,040  Avon Products                               2,244,858                       3,046,932
                      20,280                                                                               802,074
    67,880                          91,370  Procter & Gamble                            3,474,098                       4,676,316
                      23,490                                                                             1,202,218
                                           DIRECT MARKETING (0.70%)
    92,890                         125,990  Harte-Hanks                                 2,390,989                       3,242,983
                      33,100                                                                               851,994
                                           DIVERSIFIED MANUFACTURING
                                           OPERATIONS (3.72%)
   371,288                         503,134  General Electric                           12,668,347                      17,166,933
                     131,846                                                                             4,498,586
                                           ELECTRIC-INTEGRATED (4.31%)
    39,930                          53,950  Constellation Energy Group                  1,621,957                       2,191,449
                      14,020                                                                               569,492
   102,200                         138,660  Edison International                        3,117,100                       4,229,130
                      36,460                                                                             1,112,030
    60,560                          82,950  Exelon                                      2,399,387                       3,286,479
                      22,390                                                                               887,092
    97,370                         130,500  MDU Resources Group                         2,497,541                       3,347,325
                      33,130                                                                               849,784
    27,600                          37,390  PPL                                         1,435,200                       1,944,280
                       9,790                                                                               509,080
    58,720                          79,710  TXU                                         3,594,838                       4,879,846
                      20,990                                                                             1,285,008
                                           ELECTRONIC CONNECTORS (0.61%)
    60,630                          82,310  Amphenol (1)                                2,081,428                       2,825,702
                      21,680                                                                               744,274
                                           ELECTRONIC MEASUREMENT INSTRUMENTS (0.43%)
    48,670                          66,050  Tektronix                                   1,476,161                       2,003,296
                      17,380                                                                               527,135
                                           ENGINES-INTERNAL COMBUSTION (1.12%)
    32,830                          44,330  Briggs & Stratton                           2,357,522                       3,183,337
                      11,500                                                                               825,815
    20,700                          28,060  Cummins Engine                              1,450,656                       1,966,445
                       7,360                                                                               515,789
                                           ENTERPRISE SOFTWARE & SERVICE (0.53%)
   144,700                         194,260  Oracle (1)                                  1,831,902                       2,459,332
                      49,560                                                                               627,430
                                           FINANCE-AUTO LOANS (0.26%)
    20,400                          27,700  WFS Financial (1)                             898,824                       1,220,462
                       7,300                                                                               321,638
                                           FINANCE-CREDIT CARD (2.01%)
    49,380                          65,840  Capital One Financial                       3,642,269                       4,856,359
                      16,460                                                                             1,214,090
   129,090                         172,960  MBNA                                        3,308,576                       4,432,964
                      43,870                                                                             1,124,388
                                           FINANCE-INVESTMENT BANKER & BROKER (6.79%)
   213,680                         286,254  Citigroup (3)                               9,480,982                      12,701,090
                      72,574                                                                             3,220,108
    40,620                          53,862  Goldman Sachs Group                         3,996,196                       5,298,944
                      13,242                                                                             1,302,748
    48,017                          64,296  Lehman Brothers Holdings                    3,944,596                       5,281,916
                      16,279                                                                             1,337,320
    42,120                          57,090  Merrill Lynch                               2,271,953                       3,079,435
                      14,970                                                                               807,482
    71,990                          96,450  Morgan Stanley                              3,677,969                       4,927,630
                      24,460                                                                             1,249,661
                                           FINANCIAL GUARANTEE INSURANCE (0.84%)
    44,800                          60,500  MGIC Investment                             2,881,088                       3,890,755
                      15,700                                                                             1,009,667
                                           FOOD-FLOUR & GRAIN (1.07%)
   191,340                         255,000  Archer Daniels Midland                      3,706,256                       4,939,350
                      63,660                                                                             1,233,094
                                           GARDEN PRODUCTS (0.37%)
    18,650                          25,200  Toro                                        1,272,863                       1,719,901
                       6,550                                                                               447,038
                                           GAS-DISTRIBUTION (0.77%)
    48,670                          66,140  Energen                                     2,617,473                       3,557,010
                      17,470                                                                               939,537
                                           HOTELS & MOTELS (0.45%)
    32,100                          43,520  Starwood Hotels & Resorts Worldwide         1,532,133                       2,077,210
                      11,420                                                                               545,077
                                           HUMAN RESOURCES (0.31%)
    40,212                          54,338  Robert Half International                   1,066,824                       1,441,587
                      14,126                                                                               374,763
                                           INSTRUMENTS-SCIENTIFIC (0.30%)
    53,130                          72,180  Applied Biosystems Group                    1,013,720                       1,377,194
                      19,050                                                                               363,474
                                           INTERNET FINANCIAL SERVICES (0.45%)
    47,300                          64,480  IndyMac Bancorp                             1,525,898                       2,080,125
                      17,180                                                                               554,227
                                           LIFE & HEALTH INSURANCE (1.92%)
    23,910                          32,410  AmerUs Group (2)                              998,960                       1,354,090
                       8,500                                                                               355,130
    59,250                          80,420  Jefferson-Pilot                             2,861,182                       3,883,481
                      21,170                                                                             1,022,299
    22,310                          30,270  Lincoln National                              977,178                       1,325,826
                       7,960                                                                               348,648
   121,700                         165,700  UnumProvident                               1,662,422                       2,263,462
                      44,000                                                                               601,040
                                           MACHINERY TOOLS & RELATED PRODUCTS (0.51%)
    52,160                          70,340  Lincoln Electric Holdings (2)               1,741,101                       2,347,949
                      18,180                                                                               606,848
                                           MACHINERY-FARM (1.02%)
    59,210                          78,960  Deere                                       3,539,574                       4,720,229
                      19,750                                                                             1,180,655
                                           MEDICAL PRODUCTS (0.67%)
    29,320                          39,620  Zimmer Holdings (1)                         2,274,939                       3,074,116
                      10,300                                                                               799,177
                                           MEDICAL-BIOMEDICAL/GENE (0.30%)
    33,820                          45,380  Affymetrix (1) (2)                          1,031,510                       1,384,090
                      11,560                                                                               352,580
                                           MEDICAL-GENERIC DRUGS (0.53%)
    74,200                          99,070  Eon Labs (1) (2)                            1,826,062                       2,438,113
                      24,870                                                                               612,051
                                           MEDICAL-HMO (0.47%)
    17,010                          23,050  Aetna                                       1,615,950                       2,189,750
                       6,040                                                                               573,800
                                           METAL-ALUMINUM (0.65%)
    94,870                         128,810  Century Aluminum (1) (2)                    2,195,292                       2,980,664
                      33,940                                                                               785,372
                                           MISCELLANEOUS INVESTING (2.56%)
    30,910                          41,430  Archstone-Smith Trust                       1,037,031                       1,389,977
                      10,520                                                                               352,946
    61,870                          83,870  Equity Residential Properties Trust         2,063,364                       2,797,064
                      22,000                                                                               733,700
    44,800                          60,780  Kimco Realty                                2,443,840                       3,315,549
                      15,980                                                                               871,709
    38,000                          51,610  Prologis Trust                              1,481,240                       2,011,758
                      13,610                                                                               530,518
    63,310                          85,870  Ventas                                      1,703,039                       2,309,903
                      22,560                                                                               606,864
                                           MONEY CENTER BANKS (4.39%)
   169,122                         226,576  Bank of America                             7,574,974                      10,148,338
                      57,454                                                                             2,573,364
   195,020                         261,258  JP Morgan Chase                             7,527,772                      10,084,559
                      66,238                                                                             2,556,787
                                           MULTI-LINE INSURANCE (1.94%)
    51,600                          70,180  American International Group                3,132,636                       4,260,628
                      18,580                                                                             1,127,992
    36,300                          49,300  Hartford Financial Services Group           2,122,824                       2,883,064
                      13,000                                                                               760,240
    34,740                          46,940  MetLife                                     1,332,279                       1,800,149
                      12,200                                                                               467,870
                                           MULTIMEDIA (2.63%)
    21,060                          28,560  McGraw-Hill                                 1,816,425                       2,463,300
                       7,500                                                                               646,875
   280,970                         375,490  Time Warner (1)                             4,675,341                       6,248,154
                      94,520                                                                             1,572,813
   100,300                         135,540  Walt Disney                                 2,529,566                       3,418,319
                      35,240                                                                               888,753
                                           NETWORKING PRODUCTS (0.41%)
    52,760                          71,560  Juniper Networks (1)                        1,403,944                       1,904,212
                      18,800                                                                               500,268
                                           OIL COMPANY-EXPLORATION &
                                           PRODUCTION (2.50%)
    66,730                          90,440  Apache                                      3,383,211                       4,585,308
                      23,710                                                                             1,202,097
    70,500                          95,580  Burlington Resources                        2,925,750                       3,966,570
                      25,080                                                                             1,040,820
    29,520                          40,010  Devon Energy                                2,183,594                       2,959,539
                      10,490                                                                               775,945
                                           OIL COMPANY-INTEGRATED (9.67%)
    16,600                          22,530  Amerada Hess                                1,339,786                       1,818,396
                       5,930                                                                               478,610
   107,440                         145,034  ChevronTexaco                               5,700,766                       7,695,504
                      37,594                                                                             1,994,738
    51,750                          70,119  ConocoPhillips                              4,363,042                       5,911,732
                      18,369                                                                             1,548,690
   290,203                         393,212  Exxon Mobil (3)                            14,283,792                      19,353,895
                     103,009                                                                             5,070,103
    58,860                          80,060  Marathon Oil                                2,243,155                       3,051,087
                      21,200                                                                               807,932
    89,549                         121,342  Occidental Petroleum                        4,999,521                       6,774,524
                      31,793                                                                             1,775,003
                                           OPTICAL SUPPLIES (0.62%)
    34,910                          47,200  Bausch & Lomb                               2,128,114                       2,877,312
                      12,290                                                                               749,198
                                           PAPER & RELATED PRODUCTS (1.40%)
    66,470                          89,050  Georgia-Pacific                             2,299,197                       3,080,239
                      22,580                                                                               781,042
   100,900                         137,130  Louisiana-Pacific                           2,473,059                       3,361,056
                      36,230                                                                               887,997
                                           PIPELINES (1.47%)
    87,860                         119,290  National Fuel Gas                           2,461,837                       3,342,506
                      31,430                                                                               880,669
    52,975                          71,896  Questar                                     2,542,800                       3,451,008
                      18,921                                                                               908,208
                                           POULTRY (0.28%)
    34,920                          47,450  Pilgrims Pride (2)                            944,237                       1,283,048
                      12,530                                                                               338,811
                                           PROPERTY & CASUALTY INSURANCE (0.88%)
    28,300                          38,490  Chubb                                       2,041,279                       2,776,284
                      10,190                                                                               735,005
    33,300                          45,160  State Auto Financial                          947,385                       1,284,802
                      11,860                                                                               337,417
                                           PUBLICALY TRADED INVESTMENT FUND (1.28%)
                                    96,100  iShares Russell 1000 Value Index Fund                                       5,914,955
         -            96,100                                                                    -        5,914,955
                                           PUBLISHING-NEWSPAPERS (0.29%)
    53,800                          72,250  Journal Register (1)                        1,011,440                       1,358,300
                      18,450                                                                               346,860
                                           RECYCLING (0.30%)
    55,426                          75,005  Metal Management (1) (2)                    1,008,753                       1,365,091
                      19,579                                                                               356,338
                                           REGIONAL BANKS (6.64%)
    16,160                          21,930  Comerica                                      994,002                       1,348,915
                       5,770                                                                               354,913
   110,440                         148,930  Huntington Bancshares                       2,645,038                       3,566,874
                      38,490                                                                               921,836
   120,140                         161,000  KeyCorp                                     4,035,502                       5,407,989
                      40,860                                                                             1,372,487
    65,900                          89,600  National City                               2,568,123                       3,491,712
                      23,700                                                                               923,589
    30,450                          41,330  PNC Financial Services Group                1,592,535                       2,161,559
                      10,880                                                                               569,024
   130,120                         175,470  U.S. Bancorp                                3,722,733                       5,020,196
                      45,350                                                                             1,297,463
    57,020                          77,254  Wachovia                                    2,805,954                       3,801,669
                      20,234                                                                               995,715
    71,490                          97,040  Wells Fargo                                 4,269,383                       5,795,229
                      25,550                                                                             1,525,846
                                           RETAIL-CONSUMER ELECTRONICS (0.37%)
    41,566                          56,532  RadioShack                                  1,244,070                       1,692,002
                      14,966                                                                               447,932
                                           RETAIL-REGIONAL DEPARTMENT STORE (0.61%)
    33,780                          45,880  Neiman Marcus Group                         2,054,837                       2,790,880
                      12,100                                                                               736,043
                                           RETAIL-RESTAURANTS (1.84%)
   143,560                         192,390  McDonald's                                  4,184,774                       5,608,168
                      48,830                                                                             1,423,394
    48,670                          65,770  Yum! Brands                                 2,117,145                       2,860,995
                      17,100                                                                               743,850
                                           STEEL PRODUCERS (0.27%)
    32,540                          44,034  Schnitzer Steel Industries                    919,255                       1,243,961
                      11,494                                                                               324,706
                                           TELECOMMUNICATION SERVICES (0.43%)
   148,500                         200,570  PTEK Holdings (1)                           1,479,060                       1,997,677
                      52,070                                                                               518,617
                                           TELEPHONE-INTEGRATED (3.77%)
    76,700                         104,040  AT&T                                        1,312,337                       1,780,125
                      27,340                                                                               467,788
   207,430                         277,900  SBC Communications                          5,239,682                       7,019,754
                      70,470                                                                             1,780,072
   161,392                         218,893  Verizon Communications                      6,310,427                       8,558,716
                      57,501                                                                             2,248,289
                                           TOBACCO (1.07%)
    75,150                         102,030  Altria Group                                3,641,769                       4,944,374
                      26,880                                                                             1,302,605
                                           TRANSPORT-AIR FREIGHT (0.96%)
    75,780                         101,610  CNF                                         3,317,648                       4,448,485
                      25,830                                                                             1,130,837
                                           WIRELESS EQUIPMENT (0.80%)
   158,750                         213,810  Motorola                                    2,740,025                       3,690,361
                      55,060                                                                               950,336
                                                             TOTAL COMMON STOCKS      328,084,019                     448,884,726
                                                                                                        120,800,707

                                           COMMERCIAL PAPER (2.58%)

                                           FINANCE-CONSUMER LOANS (2.31%)
10,660,277                      10,660,277  Investment in Joint Trading Account;
                                            Household Finance  1.84%; 11/01/04         10,660,277                      10,660,277
                           -                                                                                      -

                                           FINANCE-MORTGAGE LOAN/BANKER (.27%)
                                            Investment in Joint Trading Account;
                                            Federal Home Loan Bank 1.69%; 11/01/04
         -         1,234,239     1,234,239                                                      -         1,234,239     1,234,239

                                                          TOTAL COMMERCIAL PAPER       10,660,277
                                                                                                          1,234,239    11,894,516
                                           REPURCHASE AGREEMENTS (1.50%)
                                            Goldman Sachs; 1.75%, 11/01/04
                                            (collateralized by U.S. Treasuries;
                                             $6,954,716; 11/18/04 - 01/15/12) (4)
 6,896,006                 -     6,896,006                                              6,895,000                 -     6,895,000
                                                     TOTAL REPURCHASE AGREEMENTS
                                                                                        6,895,000                 -     6,895,000
                                           TOTAL PORTFOLIO INVESTMENTS (101.44%)      345,639,296                     467,674,242
                                                                                                        122,034,946

                                           Liabilities, net of cash, receivables
                                             and other assets (-1.44%)                 (6,843,566)                      (6,633,100)
                                                                                                        210,466
                                                      TOTAL NET ASSETS (100.00%)    $ 338,795,730    $  122,245,412  $ 461,041,142
                                                                                    ================================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period.
(3) Security or a portion of the security was pledged to cover margin requirements for futures contracts
(4)  Security was purchased with the cash proceeds from securities loans.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                          $24,737,789            $8,062,913          $32,800,702
Unrealized Depreciation                           (6,115,573)           (1,894,950)          (8,010,523)
                                             ------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)        18,622,216             6,167,963           24,790,179
Cost for federal income tax purposes            $327,017,080          $115,866,983         $442,884,063

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Opening           Current     Unrealized
                                   Contract Type                          Commitment    Market Value      Market Value   Gain(Loss)
------------------------------------------------------------------------------------------------------------------------------------
                                   FUTURES CONTRACTS
Principal Capital Value Fund, Inc. 31 Russell 1000 December 2004 Futures     Buy        $  9,408,844      $  9,372,850   $  (35,994)

                                                       INVESTMENTS BY SECTOR (UNAUDITED)
            Percentage of Total Value               Sector                                             Value
------------------------------------------------------------------------------------------------------------------------------------

     35.60%           30.96%       34.41%         Financial                        $126,386,931       $37,778,087      $164,165,018
     13.49            13.93        13.60          Energy                             47,887,816        17,003,898        57,624,620
     12.02            12.24        12.08          Industrial                         42,690,832        14,933,788        51,874,768
     10.83            11.00        10.87          Communications                     38,454,470        13,420,298        34,510,958
      7.21             7.31         7.24          Consumer, Non-cyclical             25,587,929         8,923,029        34,345,527
      7.16             7.32         7.20          Consumer, Cyclical                 25,410,728         8,934,799        23,435,518
      4.87             5.04         4.92          Utilities                          17,283,495         6,152,023        15,527,597
      3.23             3.32         3.25          Basic Materials                    11,470,562         4,057,035        14,149,328
      2.95             3.02         2.97          Technology                         10,466,533         3,682,795         9,372,850
      2.64             0.00         1.96          Futures Contracts                   9,372,850                 -         5,914,955
      0.00             4.85         1.24          Funds                                       -         5,914,955         5,914,955
      0.00             1.01         0.26          Government                                  -         1,234,239         1,234,239
                                                                 TOTAL             $355,012,146      $122,034,946      $477,047,092
                                                                                ====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                                    COMBINED
                             PRINCIPAL          PARTNERS                            PARTNERS
                              PARTNERS          LARGECAP        PRO FORMA           LARGECAP
                        BLUE CHIP FUND, INC.  BLEND FUND I   ADJUSTMENTS/(D)/     BLEND FUND I
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..    $145,612,509        $ 28,978,962     $       --        $174,591,471
                          ============        ============     ==========        ============
ASSETS
Investment in
 securities--at value.    $150,584,126/(c)/   $ 31,197,018     $       --        $181,781,144/(c)/
Cash..................       1,033,605             456,747             --           1,490,352
Receivables:
 Capital Shares sold..           7,544              51,119             --              58,663
 Dividends and
  interest............         133,031              30,980             --             164,011
Other assets..........           2,366                  --             --               2,366
Prepaid directors'
 expenses.............              41                  --             --                  41
                          ------------        ------------     ----------        ------------
          Total Assets     151,760,713          31,735,864             --         183,496,577
LIABILITIES
Accrued management and
 investment advisory
 fees.................          16,991               2,690             --              19,681
Accrued administrative
 service fees.........              --                 185             --                 185
Accrued distribution
 fees.................           7,028               2,575             --               9,603
Accrued service fees..              --                 231             --                 231
Accrued transfer and
 administrative fees..          95,844               9,946             --             105,790
Accrued other expenses          43,337               3,312             --              46,649
Payables:
 Capital Shares
  reacquired..........          38,210              40,236             --              78,446
 Investment securities
  purchased...........         129,418              15,743             --             145,161
 Reorganization costs.              --                  --         96,035              96,035
Collateral obligation
 on securities loaned,
 at value.............       1,727,000                  --             --           1,727,000
                          ------------        ------------     ----------        ------------
     Total Liabilities       2,057,828              74,918         96,035           2,228,781
                          ------------        ------------     ----------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES    $149,702,885        $ 31,660,946     $  (96,035)       $181,267,796
                          ============        ============     ==========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......    $171,538,033        $ 30,989,191     $       --        $202,527,224
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....         215,732              83,259        (96,035)            202,956
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (27,026,889)         (1,632,137)            --         (28,659,026)
Net unrealized
 appreciation
 (depreciation) of
 investments..........       4,976,009           2,220,633             --           7,196,642
                          ------------        ------------     ----------        ------------
      Total Net Assets    $149,702,885        $ 31,660,946     $  (96,035)       $181,267,796
                          ============        ============     ==========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....     100,000,000         225,000,000             --         225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........             N/A        $  1,325,282            N/A        $  1,325,282
  Shares issued and
 outstanding..........                             170,876                            170,876
  Net asset value per
 share................                        $       7.76                       $       7.76
                                              ============                       ============

Advisors Select: Net
 Assets...............             N/A        $  2,271,966            N/A        $  2,271,966
  Shares issued and
 outstanding..........                             293,604                            293,604
  Net asset value per
 share................                        $       7.74                       $       7.74
                                              ============                       ============

Class A: Net Assets...    $123,303,668                 N/A     $  (76,022)       $123,227,646
  Shares issued and
 outstanding..........       7,017,035                          8,945,095          15,962,130
  Net asset value per
 share................    $      17.57                                 --        $       7.72
  Maximum offering
 price per share /(a)/    $      18.64                                 --        $       8.19
                          ============                                 ==        ============

Class B: Net Assets...    $ 26,399,217                 N/A     $  (20,013)       $ 26,379,204
  Shares issued and
 outstanding..........       1,568,898                          1,848,097           3,416,995
  Net asset value per
 share /(b)/..........    $      16.83                                 --        $       7.72
                          ============                                 ==        ============

Class J: Net Assets...             N/A        $ 25,188,745            N/A        $ 25,188,745
  Shares issued and
 outstanding..........                           3,282,334                          3,282,334
  Net asset value per
 share /(b)/..........                        $       7.67                       $       7.67
                                              ============                       ============

Institutional: Net
 Assets...............             N/A        $      8,583            N/A        $      8,583
  Shares issued and
 outstanding..........                               1,112                              1,112
  Net asset value per
 share................                        $       7.72                       $       7.72
                                              ============                       ============

Preferred: Net Assets.             N/A        $  2,518,552            N/A        $  2,518,552
  Shares issued and
 outstanding..........                             323,853                            323,853
  Net asset value per
 share................                        $       7.78                       $       7.78
                                              ============                       ============

Select: Net Assets....             N/A        $    347,818            N/A        $    347,818
  Shares issued and
 outstanding..........                              44,823                             44,823
  Net asset value per
 share................                        $       7.76                       $       7.76
                                              ============                       ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                               COMBINED
                             PRINCIPAL          PARTNERS                       PARTNERS
                              PARTNERS          LARGECAP      PRO FORMA        LARGECAP
                        BLUE CHIP FUND, INC.  BLEND FUND I   ADJUSTMENTS     BLEND FUND I
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............      $ 2,360,422       $  443,594    $      --        $ 2,804,016
 Interest.............              933              663           --              1,596
 Securities lending...            4,383               --           --              4,383
                            -----------       ----------    ---------        -----------
          Total Income        2,365,738          444,257           --          2,809,995
Expenses:
 Management and
  investment advisory
  fees................          917,369          129,570     (229,512)/(A)/      817,427
 Distribution fees -
  Advisors Preferred..               --            4,263           --              4,263
 Distribution fees -
  Advisors Select.....               --            6,293           --              6,293
 Distribution fees -
  Class A.............          230,870               --           --            230,870
 Distribution fees -
  Class B.............          265,247               --           --            265,247
 Distribution fees -
  Class J.............               --          107,639           --            107,639
 Distribution fees -
  Select..............               --              602           --                602
 Administrative
  service fees -
  Advisors Preferred..               --            2,558           --              2,558
 Administrative
  service fees -
  Advisors Select.....               --            4,195           --              4,195
 Administrative
  service fees -
  Preferred...........               --            3,138           --              3,138
 Administrative
  service fees -
  Select..............               --              782           --                782
 Registration fees -
  Class A.............           10,928               --           --             10,928
 Registration fees -
  Class B.............            5,673               --           --              5,673
 Registration fees -
  Class J.............               --           14,148           --             14,148
 Service fees -
  Advisors Preferred..               --            2,899           --              2,899
 Service fees -
  Advisors Select.....               --            5,244           --              5,244
 Service fees -
  Preferred...........               --            4,280           --              4,280
 Service fees - Select               --              902           --                902
 Shareholder reports -
  Class A.............           28,845               --           --             28,845
 Shareholder reports -
  Class B.............            8,172               --           --              8,172
 Shareholder reports -
  Class J.............               --            4,703           --              4,703
 Transfer and
  administrative fees
  - Class A...........          154,721               --           --            154,721
 Transfer and
  administrative fees
  - Class B...........           47,641               --           --             47,641
 Transfer and
  administrative fees
  - Class J...........               --           48,677           --             48,677
 Auditing and legal
  fees................            9,212               --       (9,212)/(B)/           --
 Custodian fees.......           19,790               --      (19,790)/(B)/           --
 Directors' expenses..            5,170               --       (5,170)/(B)/           --
 Registration fees....           25,485               --           --             25,485
 Transfer and
  administrative fees.          411,861               --       3,374/(B)/        415,235
 Other expenses.......            9,022               --       (9,022)/(B)/           --
 Other expenses -
  Class J.............               --              151           --                151
                            -----------       ----------    ---------        -----------
  Total Gross Expenses        2,150,006          340,044     (269,332)         2,220,718
 Less: Fees paid
  indirectly..........            8,538            1,509           --             10,047
                            -----------       ----------    ---------        -----------
    Total Net Expenses        2,141,468          338,535     (269,332)         2,210,671
                            -----------       ----------    ---------        -----------
 Net Investment Income
      (Operating Loss)          224,270          105,722      269,332            599,324

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........       11,502,956        1,590,588           --         13,093,544
 Futures contracts....           26,591           23,960           --             50,551
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........          711,594          466,772           --          1,178,366
 Futures contracts.....           (2,880)          (3,663)          --             (6,543)
                             -----------       ----------    ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies       12,238,261        2,077,657           --         14,315,918
                             -----------       ----------    ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      $12,462,531       $2,183,379    $ 269,332        $14,915,242
                             ===========       ==========    =========        ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.

                                                                        SCHEDULE OF INVESTMENTS

                                                                            October 31, 2004

                                                                              (unaudited)

    Principal Amount or Number of Shares                                                             Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal       Partners                                                             Principal      Partners
 Partners Blue  LargeCap Blend                                                        Partners Blue LargeCap Blend
Chip Fund, Inc.     Fund I      Combined                                             Chip Fund, Inc.    Fund I        Combined
-----------------------------------------------------------------------------------------------------------------------------------

                                            COMMON STOCKS (99.28%)
                                            AEROSPACE & DEFENSE (1.76%)
                                             Boeing
25,200          5,300          30,500                                                 $1,257,480     $ 264,470     $ 1,521,950
                                             Northrop Grumman
11,200          1,200          12,400                                                    579,600        62,100         641,700
                                             Raytheon
23,800          4,500          28,300                                                    868,224       164,160       1,032,384
                                            AEROSPACE & DEFENSE EQUIPMENT (0.80%)
                                             General Dynamics
3,800           800            4,600                                                     388,056        81,696         469,752
                                             United Technologies
8,800           1,800          10,600                                                    816,816        167,076        983,892
                                            AGRICULTURAL OPERATIONS (0.38%)
                                             Monsanto
13,600          2,500          16,100                                                    581,400        106,875        688,275
                                            APPLICATIONS SOFTWARE (3.97%)
                                             Microsoft
212,244         44,898         257,142                                                   5,940,710      1,256,695      7,197,405
                                            ATHLETIC FOOTWEAR (0.23%)
                                             Nike
4,244           819            5,063                                                     345,080        66,593         411,673
                                            AUDIO & VIDEO PRODUCTS (0.62%)
                                             Harman International Industries
7,800           1,600          9,400                                                     937,404        192,288        1,129,692
                                            AUTO-CARS & LIGHT TRUCKS (0.72%)
                                             Ford Motor
82,400          17,300         99,700                                                    1,073,672      225,419        1,299,091
                                            BEVERAGES-NON-ALCOHOLIC (1.14%)
                                             Coca-Cola
5,250           4,900          10,150                                                    927,048        199,234        1,126,282
                                             Pepsico
15,472          3,390          18,862                                                    767,102        168,076        935,178
                                            BEVERAGES-WINE & SPIRITS (0.05%)
                                             Brown-Forman
2,200           -              2,200                                                     98,780         -              98,780
                                            BREWERY (0.13%)
                                             Anheuser-Busch
4,000           700            4,700                                                     199,800        34,965         234,765
                                            BUILDING & CONSTRUCTION PRODUCTS-
                                            MISCELLANEOUS (0.10%)
                                             Masco
5,400           -              5,400                                                     185,004        -              185,004
                                            CABLE TV (0.60%)
                                             Comcast (1)
22,500          4,200          26,700                                                    663,750        123,900        787,650
                                             Liberty Media International (1)
4,200           4,200          8,400                                                     151,410        151,410        302,820
                                            CELLULAR TELECOMMUNICATIONS (0.44%)
                                             Nextel Communications (1)
18,500          3,900          22,400                                                    490,065        103,311        593,376
                                             U.S. Cellular (1)
4,600           500            5,100                                                     191,590        20,825         212,415
                                            CHEMICALS-DIVERSIFIED (0.38%)
                                             E. I. Du Pont de Nemours
12,900          2,700          15,600                                                    553,023        115,749        668,772
                                             Rohm & Haas
-               500            500                                                       -              21,195         21,195
                                            CHEMICALS-SPECIALTY (0.32%)
                                             Lubrizol
13,800          2,900          16,700                                                    479,274        100,717        579,991
                                            COMMERCIAL BANKS (0.59%)
                                             Bank of Hawaii
12,700          800            13,500                                                    606,425        38,200         644,625
                                             UnionBanCal
4,200           2,900          7,100                                                     255,150        176,175        431,325
                                            COMMERCIAL SERVICE-FINANCE (0.73%)
                                             Deluxe
2,700           -              2,700                                                     102,843        -              102,843
                                             Moody's
12,900          2,700          15,600                                                    1,003,749      210,087        1,213,836
                                            COMPUTER AIDED DESIGN (0.57%)
                                             Autodesk
17,800          1,900          19,700                                                    938,950        100,225        1,039,175
                                            COMPUTER SERVICES (0.30%)
                                             Computer Sciences (1)
9,100           1,900          11,000                                                    451,997        94,373         546,370
                                            COMPUTERS (2.11%)
                                             Hewlett-Packard
42,900          8,400          51,300                                                    800,514        156,744        957,258
                                             International Business Machines
26,400          5,500          31,900                                                    2,369,400      493,625        2,863,025
                                            COMPUTERS-INTEGRATED SYSTEMS (0.98%)
                                             Dell (1)
38,600          6,700          45,300                                                    1,353,316      234,902        1,588,218
                                             NCR (1)
3,300           -              3,300                                                     185,955        -              185,955
                                            CONSULTING SERVICES (0.30%)
                                             Accenture (1)
18,606          3,726          22,332                                                    450,451        90,207         540,658
                                            CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
                                             American Greetings (1)
9,000           -              9,000                                                     238,050        -              238,050
                                            COSMETICS & TOILETRIES (3.50%)
                                             Avon Products
8,400           1,400          9,800                                                     332,220        55,370         387,590
                                             Gillette
48,127          10,354         58,481                                                    1,996,308      429,484        2,425,792
                                             Procter & Gamble
56,690          12,304         68,994                                                    2,901,394      629,719        3,531,113
                                            CRUISE LINES (0.24%)
                                             Carnival
5,900           500            6,400                                                     298,304        25,280         323,584
                                             Royal Caribbean Cruises
2,500           -              2,500                                                     116,500        -              116,500
                                            DATA PROCESSING & MANAGEMENT (0.53%)
                                             Axciom
-               1,400          1,400                                                     -              35,000         35,000
                                             First Data
18,600          4,000          22,600                                                    767,808        165,120        932,928
                                            DISTRIBUTION-WHOLESALE (0.23%)
                                             Tech Data (1)
9,400           800            10,200                                                    379,666        32,312         411,978
                                            DIVERSIFIED MANUFACTURING
                                            OPERATIONS (5.78%)
                                             3M
11,500          3,000          14,500                                                    892,055        232,710        1,124,765
                                             General Electric
142,283         28,580         170,863                                                   4,854,696      975,150        5,829,846
                                             ITT Industries
6,900           1,700          8,600                                                     559,866        137,938        697,804
                                             Tyco International
75,900          15,100         91,000                                                    2,364,285      470,365        2,834,650
                                            DIVERSIFIED OPERATORS-COMMERCIAL
                                            SERVICES (0.72%)
                                             Cendant
52,500          11,000         63,500                                                    1,080,975      226,490        1,307,465
                                            E-COMMERCE-SERVICES (0.72%)
                                             eBay (1)
11,100          2,300          13,400                                                    1,083,471      224,503        1,307,974
                                            ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
                                             Emerson Electric
-               1,200          1,200                                                     -              76,860         76,860
                                            ELECTRIC-INTEGRATED (1.45%)
                                             Alliant Energy
-               3,000          3,000                                                     -              79,140         79,140
                                             Dominion Resources
3,200           600            3,800                                                     205,824        38,592         244,416
                                             Edison International
28,900          6,400          35,300                                                    881,450        195,200        1,076,650
                                             Northeast Utilities
14,800          4,000          18,800                                                    286,084        77,320         363,404
                                             PG&E (1)
19,100          3,700          22,800                                                    611,964        118,548        730,512
                                             Sierra Pacific Resources (1)
11,400          2,600          14,000                                                    109,440        24,960         134,400
                                            ELECTRONIC COMPONENTS-
                                            SEMICONDUCTOR (2.29%)
                                             Freescale Semiconductor (1) (2)
28,500          8,800          37,300                                                    442,890        136,752        579,642
                                             Intel
97,668          21,753         119,421                                                   2,174,090      484,222        2,658,312
                                             Micron Technology (1)
19,900          6,000          25,900                                                    242,382        73,080         315,462
                                             Texas Instruments
20,500          4,300          24,800                                                    501,225        105,135        606,360
                                            ENTERPRISE SOFTWARE & SERVICE (0.20%)
                                             BMC Software (1)
13,200          6,400          19,600                                                    249,744        121,088        370,832
                                            FINANCE-AUTO LOANS (0.33%)
                                             AmeriCredit (1)
26,500          4,000          30,500                                                    514,100        77,600         591,700
                                            FINANCE-COMMERCIAL (0.47%)
                                             CIT Group
20,300          700            21,000                                                    820,120        28,280         848,400
                                            FINANCE-CREDIT CARD (0.20%)
                                             American Express
5,600           1,100          6,700                                                     297,192        58,377         355,569
                                            FINANCE-INVESTMENT BANKER & BROKER(4.42%)
                                             Bear Stearns
-               1,000          1,000                                                     -              94,750         94,750
                                             Citigroup
75,690          15,092         90,782                                                    3,358,365      669,632        4,027,997
                                             Lehman Brothers Holdings
13,300          2,800          16,100                                                    1,092,595      230,020        1,322,615
                                             Merrill Lynch
39,098          8,516          47,614                                                    2,108,946      459,353        2,568,299
                                            FINANCE-MORTGAGE LOAN/BANKER (1.91%)
                                             Countrywide Credit Industries
28,200          5,800          34,000                                                    900,426        185,194        1,085,620
                                             Federal Home Loan Mortgage
19,700          4,100          23,800                                                    1,312,020      273,060        1,585,080
                                             Federal National Mortgage Association
9,311           2,088          11,399                                                    653,167        146,473        799,640
                                            FINANCIAL GUARANTEE INSURANCE (0.63%)
                                             MBIA
16,400          3,200          19,600                                                    948,904        185,152        1,134,056
                                            FOOD-FLOUR & GRAIN (0.59%)
                                             Archer Daniels Midland
48,700          6,100          54,800                                                    943,319        118,157        1,061,476
                                            FOOD-MEAT PRODUCTS (0.43%)
                                             Tyson Foods
45,400          8,700          54,100                                                    658,300        126,150        784,450
                                            FOOD-MISCELLANEOUS/DIVERSIFIED (0.57%)
                                             Kraft Foods
25,500          5,300          30,800                                                    849,405        176,543        1,025,948
                                            FOOD-RETAIL (0.58%)
                                             Albertson's
38,300          8,200          46,500                                                    873,623        187,042        1,060,665
                                            FOOD-WHOLESALE & DISTRIBUTION (0.36%)
                                             Supervalu
19,000          3,100          22,100                                                    560,310        91,419         651,729
                                            GOLD MINING (0.07%)
                                             Newmont Mining
2,200           500            2,700                                                     104,544        23,760         128,304
                                            HEALTH CARE COST CONTAINMENT (0.46%)
                                             Caremark Rx (1)
22,900          4,700          27,600                                                    686,313        140,859        827,172
                                            HOTELS & MOTELS (0.06%)
                                             Choice Hotels International
-               2,300          2,300                                                     -              114,770        114,770
                                            INDEPENDENT POWER PRODUCER (0.32%)
                                             NRG Energy (1)
16,400          4,300          20,700                                                    454,936        119,282        574,218
                                            INDUSTRIAL GASES (0.33%)
                                             Air Products & Chemicals
9,400           1,900          11,300                                                    499,892        101,042        600,934
                                            INTERNET SECURITY (0.66%)
                                             Symantec (1)
17,300          3,600          20,900                                                    985,062        204,984        1,190,046
                                            INVESTMENT MANAGEMENT & ADVISORY
                                            SERVICES (0.31%)
                                             Franklin Resources
7,700           1,500          9,200                                                     466,774        90,930         557,704
                                            LEISURE & RECREATION PRODUCTS (0.01%)
                                             Brunswick
-               500            500                                                       -              23,460         23,460
                                            LIFE & HEALTH INSURANCE (0.03%)
                                             Lincoln National
-               1,300          1,300                                                     -              56,940         56,940
                                            LOTTERY SERVICES (0.14%)
                                             GTECH Holdings
9,100           1,700          10,800                                                    215,397        40,239         255,636
                                            MACHINERY-CONSTRUCTION & MINING (0.27%)
                                             Caterpillar
5,260           760            6,020                                                     423,640        61,210         484,850
                                            MACHINERY-FARM (0.01%)
                                             AGCO (1)
-               1,100          1,100                                                     -              21,362         21,362
                                            MACHINERY-GENERAL INDUSTRY (0.23%)
                                             Ingersoll-Rand
5,000           1,000          6,000                                                     342,200        68,440         410,640
                                            MACHINERY-PUMPS (0.10%)
                                             Graco
5,200           -              5,200                                                     178,880        -              178,880
                                            MEDICAL INFORMATION SYSTEM (0.02%)
                                             IMS Health
-               1,300          1,300                                                     -              27,534         27,534
                                            MEDICAL INSTRUMENTS (0.61%)
                                             Guidant
6,451           1,165          7,616                                                     429,766        77,612         507,378
                                             Medtronic
9,800           2,000          11,800                                                    500,878        102,220        603,098
                                            MEDICAL PRODUCTS (2.70%)
                                             Becton Dickinson
8,900           2,400          11,300                                                    467,250        126,000        593,250
                                             Johnson & Johnson
44,500          9,300          53,800                                                    2,597,910      542,934        3,140,844
                                             Zimmer Holdings (1)
12,700          2,300          15,000                                                    985,393        178,457        1,163,850
                                            MEDICAL-BIOMEDICAL/GENE (1.94%)
                                             Amgen (1)
11,626          2,346          13,972                                                    660,357        133,253        793,610
                                             Biogen Idec (1)
18,000          3,800          21,800                                                    1,046,880      221,008        1,267,888
                                             Genentech (1)
16,700          3,500          20,200                                                    760,351        159,355        919,706
                                             Genzyme (1)
8,900           1,500          10,400                                                    466,983        78,705         545,688
                                            MEDICAL-DRUGS (6.49%)
                                             Abbott Laboratories
17,333          3,771          21,104                                                    738,906        160,758        899,664
                                             Allergan
11,000          1,900          12,900                                                    787,160        135,964        923,124
                                             Elan (1)
1,500           300            1,800                                                     38,700         7,740          46,440
                                             Eli Lilly
12,233          7,849          20,082                                                    2,006,027      430,988        2,437,015
                                             Merck
14,200          4,000          18,200                                                    444,602        125,240        569,842
                                             Pfizer
157,850         32,845         190,695                                                   4,569,757      950,863        5,520,620
                                             Schering-Plough
32,200          6,800          39,000                                                    583,142        123,148        706,290
                                             Wyeth
13,732          3,134          16,866                                                    544,474        124,263        668,737
                                            MEDICAL-HMO (1.03%)
                                             Aetna
7,400           2,400          9,800                                                     703,000        228,000        931,000
                                             UnitedHealth Group
11,200          1,700          12,900                                                    810,880        123,080        933,960
                                            METAL-ALUMINUM (0.44%)
                                             Alcoa
20,281          4,302          24,583                                                    659,133        139,815        798,948
                                            METAL-DIVERSIFIED (0.52%)
                                             Rio Tinto
7,300           1,500          8,800                                                     775,990        159,450        935,440
                                            MISCELLANEOUS INVESTING (0.41%)
                                             Equity Office Properties Trust
21,800          4,600          26,400                                                    613,016        129,352        742,368
                                            MONEY CENTER BANKS (3.46%)
                                             Bank of America
101,418         21,274         122,692                                                   4,542,512      952,863        5,495,375
                                             JP Morgan Chase
17,160          3,020          20,180                                                    662,376        116,572        778,948
                                            MULTI-LINE INSURANCE (3.50%)
                                             American International Group
34,587          5,699          40,286                                                    2,099,777      345,986        2,445,763
                                             Loews
16,500          3,500          20,000                                                    988,350        209,650        1,198,000
                                             MetLife
29,500          5,800          35,300                                                    1,131,325      222,430        1,353,755
                                             Prudential Financial
24,000          5,000          29,000                                                    1,115,280      232,350        1,347,630
                                            MULTIMEDIA (3.74%)
                                             Time Warner (1)
172,219         36,175         208,394                                                   2,865,724      601,952        3,467,676
                                             Viacom
61,090          12,925         74,015                                                    2,229,174      471,633        2,700,807
                                             Walt Disney
17,900          6,400          24,300                                                    451,438        161,408        612,846
                                            NETWORKING PRODUCTS (1.20%)
                                             Cisco Systems (1)
93,219          19,921         113,140                                                   1,790,737      382,682        2,173,419
                                            NON-HAZARDOUS WASTE DISPOSAL (0.49%)
                                             Republic Services
9,700           1,300          11,000                                                    298,760        40,040         338,800
                                             Waste Management
15,200          4,100          19,300                                                    432,896        116,768        549,664
                                            OIL & GAS DRILLING (0.29%)
                                             GlobalSantaFe
13,900          3,000          16,900                                                    410,050        88,500         498,550
                                             Transocean Sedco Forex (1)
-               600            600                                                       -              21,150         21,150
                                            OIL COMPANY-EXPLORATION &
                                            PRODUCTION (1.62%)
                                             Anadarko Petroleum
27,800          5,100          32,900                                                    1,875,110      343,995        2,219,105
                                             Apache
4,800           2,000          6,800                                                     243,360        101,400        344,760
                                             Devon Energy
1,500           2,800          4,300                                                     110,955        207,116        318,071
                                             EOG Resources
-               800            800                                                       -              53,248         53,248
                                            OIL COMPANY-INTEGRATED (4.78%)
                                             ChevronTexaco
14,600          3,000          17,600                                                    774,676        159,180        933,856
                                             ConocoPhillips
23,300          5,100          28,400                                                    1,964,423      429,981        2,394,404
                                             Exxon Mobil
73,291          14,758         88,049                                                    3,607,383      726,389        4,333,772
                                             Occidental Petroleum
16,600          1,600          18,200                                                    926,778        89,328         1,016,106
                                            OIL FIELD MACHINERY & EQUIPMENT (0.05%)
                                             FMC Technologies (1)
3,100           -              3,100                                                     93,713         -              93,713
                                            OIL REFINING & MARKETING (0.53%)
                                             Sunoco
2,800           1,000          3,800                                                     208,208        74,360         282,568
                                             Valero Energy
16,000          -              16,000                                                    687,520        -              687,520
                                            OIL-FIELD SERVICES (0.36%)
                                             Schlumberger
8,619           1,747          10,366                                                    542,480        109,956        652,436
                                            PAPER & RELATED PRODUCTS (0.63%)
                                             International Paper
10,146          2,214          12,360                                                    390,722        85,261         475,983
                                             Louisiana-Pacific
23,100          3,800          26,900                                                    566,181        93,138         659,319
                                            PHOTO EQUIPMENT & SUPPLIES (0.54%)
                                             Eastman Kodak
28,900          3,500          32,400                                                    875,092        105,980        981,072
                                            POULTRY (0.05%)
                                             Pilgrims Pride
-               3,200          3,200                                                     -              86,528         86,528
                                            PROPERTY & CASUALTY INSURANCE (0.35%)
                                             St. Paul
15,003          3,768          18,771                                                    509,502        127,961        637,463
                                            REGIONAL BANKS (2.86%)
                                             Comerica
2,200           400            2,600                                                     135,322        24,604         159,926
                                             National City
3,200           1,100          4,300                                                     124,704        42,867         167,571
                                             U.S. Bancorp
40,200          9,400          49,600                                                    1,150,122      268,934        1,419,056
                                             Wachovia
30,900          6,500          37,400                                                    1,520,589      319,865        1,840,454
                                             Wells Fargo
23,500          3,400          26,900                                                    1,403,420      203,048        1,606,468
                                            RETAIL-APPAREL & SHOE (0.15%)
                                             Gap
11,400          2,400          13,800                                                    227,772        47,952         275,724
                                            RETAIL-AUTOMOBILE (0.34%)
                                             AutoNation (1)
31,800          4,000          35,800                                                    547,914        68,920         616,834
                                            RETAIL-BUILDING PRODUCTS (0.67%)
                                             Home Depot
2,700           3,100          5,800                                                     110,916        127,348        238,264
                                             Lowe's
14,600          2,800          17,400                                                    821,688        157,584        979,272
                                            RETAIL-CONSUMER ELECTRONICS (0.14%)
                                             Circuit City Stores
13,300          2,600          15,900                                                    216,125        42,250         258,375
                                            RETAIL-DISCOUNT (2.48%)
                                             Costco Wholesale
9,100           2,200          11,300                                                    436,254        105,468        541,722
                                             Kmart Holding (1) (2)
9,300           1,900          11,200                                                    855,972        174,876        1,030,848
                                             Target
6,400           1,300          7,700                                                     320,128        65,026         385,154
                                             Wal-Mart Stores
38,570          8,493          47,063                                                    2,079,694      457,943        2,537,637
                                            RETAIL-OFFICE SUPPLIES (0.08%)
                                             Staples
4,300           -              4,300                                                     127,882        -              127,882
                                            RETAIL-REGIONAL DEPARTMENT STORE (0.52%)
                                             Federated Department Stores
18,100          700            18,800                                                    913,145        35,315         948,460
                                            RETAIL-TOY STORE (0.39%)
                                             Toys R Us (1)
33,500          5,700          39,200                                                    603,335        102,657        705,992
                                            SAVINGS & LOANS-THRIFTS (0.01%)
                                             Golden West Financial
-               200            200                                                       -              23,384         23,384
                                            SEMICONDUCTOR COMPONENT-INTEGRATED
                                            CIRCUITS (0.16%)
                                             Analog Devices
6,200           1,200          7,400                                                     249,612        48,312         297,924
                                            SEMICONDUCTOR EQUIPMENT (0.31%)
                                             Applied Materials (1)
29,100          6,300          35,400                                                    468,510        101,430        569,940
                                            STEEL PRODUCERS (0.49%)
                                             Nucor
16,800          4,000          20,800                                                    709,464        168,920        878,384
                                            TELECOMMUNICATION EQUIPMENT (1.01%)
                                             Qualcomm
36,200          7,600          43,800                                                    1,513,522      317,756        1,831,278
                                            TELECOMMUNICATION EQUIPMENT-FIBER
                                            OPTICS (0.17%)
                                             Corning (1)
21,600          4,600          26,200                                                    247,320        52,670         299,990
                                            TELEPHONE-INTEGRATED (3.02%)
                                             BellSouth
49,000          9,600          58,600                                                    1,306,830      256,032        1,562,862
                                             CenturyTel
26,100          -              26,100                                                    837,549        -              837,549
                                             SBC Communications
12,700          6,700          19,400                                                    320,802        169,242        490,044
                                             Sprint
74,600          15,500         90,100                                                    1,562,870      324,725        1,887,595
                                             Telephone & Data Systems
1,300           -              1,300                                                     97,370         -              97,370
                                             Verizon Communications
9,800           5,700          15,500                                                    383,180        222,870        606,050
                                            TELEVISION (0.13%)
                                             Hearst-Argyle Television
7,700           1,300          9,000                                                     200,662        33,878         234,540
                                            THERAPEUTICS (0.22%)
                                             ImClone Systems (1) (2)
8,300           1,000          9,300                                                     363,540        43,800         407,340
                                            TOBACCO (0.82%)
                                             Altria Group
5,700           1,100          6,800                                                     276,222        53,306         329,528
                                             Reynolds American
13,500          2,500          16,000                                                    929,610        172,150        1,101,760
                                            UST
-               1,300          1,300                                                     -              53,508         53,508
                                            TOOLS-HAND HELD (0.04%)
                                             Black & Decker
-               800            800                                                       -              64,224         64,224
                                            TRANSPORT-RAIL (0.78%)
                                             Burlington Northern Santa Fe
13,300          700            14,000                                                    556,073        29,267         585,340
                                             CSX
18,000          3,900          21,900                                                    657,000        142,350        799,350

-               1,100          1,100        Norfolk Southern                                            37,345         37,345
                                            TRANSPORT-SERVICES (0.49%)
                                             FedEx
6,945           1,357          8,302                                                     632,828        123,650        756,478
                                             United Parcel Service
1,400           300            1,700                                                     110,852        23,754         134,606
                                            TRANSPORT-TRUCK (0.17%)
                                             J.B. Hunt Transport Services
3,300           4,300          7,600                                                     134,838        175,698        310,536
                                            WEB PORTALS (0.44%)
                                             Yahoo (1)
17,600          4,400          22,000                                                    636,944        159,236        796,180
                                            WIRELESS EQUIPMENT (1.10%)
                                             Motorola
95,500          20,000         115,500                                                   1,648,330      345,200        1,993,530
                                                                                     -----------------------------------------------
                                                                TOTAL COMMON STOCKS    148,857,126   31,197,018      180,054,144


                                            REPURCHASE AGREEMENTS (0.95%)
                                             Goldman Sachs; 1.75%; dated 10/29/04
                                              maturing 11/01/04 (collateralized by
                                              U.S. Treasuries; $1,741,957;
                                              11/18/04 - 01/15/12) (3)
1,727,252       -              1,727,252                                                 1,727,000      -              1,727,000
                                                                                     -----------------------------------------------
                                                    TOTAL REPURCHASE AGREEMENTS
                                                                                         1,727,000      -              1,727,000
                                                                                     -----------------------------------------------
                                          TOTAL PORTFOLIO INVESTMENTS (100.23%)        150,584,126   31,197,018       181,781,144

                                           Liabilities, net of cash, receivables,
                                             and other assets (-0.23%)                    (881,241)     463,928          (417,313)
                                                                                     -----------------------------------------------
                                                      TOTAL NET ASSETS (100.00%)     $ 149,702,885  $31,660,946       181,363,831
                                                                                     ===============================================

(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period.
(3) Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                     $17,860,096   $ 3,215,612   $  21,075,708
Unrealized Depreciation                     (14,368,644)   (1,105,629)    (15,474,273)
                                            --------------------------------------------
Net Unrealized Appreciation (Depreciation)    3,491,452      2,109,983      5,601,435
Cost for federal income tax purposes       $147,092,674     29,087,035    176,179,709



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Opening        Current     Unrealized
                                   Contract Type                                Commitment Market Value   Market Value   Gain(Loss)
------------------------------------------------------------------------------------------------------------------------------------
                                   FUTURES CONTRACTS
  Principal Partners Blue Chip     10 S&P 500 eMini December 2004 Futures          Buy       $560,758       $565,150     $4,392
      Fund, Inc.
  Partners LargeCap Blend Fund I    4 S&P 500 eMini December 2004 Futures          Buy        223,483        226,060      2,577
------------------------------------------------------------------------------------------------------------------------------------
                                   14 S&P 500 eMini December 2004 Futures                    $784,241       $791,210     $6,969


                                   INVESTMENTS BY SECTOR (UNAUDITED)

Percentage of Total Value                   Sector                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
           23.79%         23.64%       23.77%    Consumer, Non-cyclical
                                                                                      $  35,963,178   $ 7,429,557    $ 43,392,735
                                                 Financial
           19.25          17.73        18.99                                             29,092,292     5,570,469      34,662,761
                                                 Communications
           13.01          13.77        13.14                                             19,657,800     4,328,218      23,986,018
                                                 Industrial
           11.52          11.59        11.53                                             17,409,142     3,642,613      21,051,755
                                                 Technology
           11.34          11.57        11.38                                             17,137,102     3,634,237      20,771,339
                                                 Energy
            7.57           7.65         7.58                                             11,444,656     2,404,603      13,849,259
                                                 Consumer, Cyclical
            7.03            6.7         6.97                                             10,626,848     2,105,699      12,732,547
                                                 Basic Materials
            3.13           3.21         3.15                                             4,738,223      1,009,047       5,747,270
                                                 Utilities
            1.69           2.08         1.75                                             2,549,698        653,042       3,202,740
                                                 Government
            1.30           1.34         1.31                                             1,965,187        419,533       2,384,720
                                                 Futures Contracts
            0.37           0.72         0.43                                               565,150        226,060         791,210
                                                                                     ----------------------------------------------
                                                                  TOTAL               $151,149,276    $31,423,078    $182,572,354
                                                                                     ==============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 204, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                              COMBINED
                            PRINCIPAL        PARTNERS                         PARTNERS
                        PARTNERS LARGECAP    LARGECAP       PRO FORMA         LARGECAP
                        BLEND FUND, INC.    BLEND FUND   ADJUSTMENTS/(C)/    BLEND FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..    $ 57,265,706     $556,425,167     $      --       $613,690,873
                          ============     ============     =========       ============
ASSETS
Investment in
 securities--at value.    $ 60,364,359     $582,151,087     $      --       $642,515,446
Cash..................       1,045,488        7,716,631            --          8,762,119
Receivables:
 Capital Shares sold..          15,513          299,442            --            314,955
 Dividends and
  interest............          56,422          544,468            --            600,890
 Investment securities
  sold................         400,005        3,839,058            --          4,239,063
 Variation margin on
  futures contracts...             945            9,450            --             10,395
Other assets..........              66               --            --                 66
Prepaid expenses......              33               --            --                 33
                          ------------     ------------     ---------       ------------
          Total Assets      61,882,831      594,560,136            --        656,442,967
LIABILITIES
Accrued management and
 investment advisory
 fees.................           8,736           84,019            --             92,755
Accrued administrative
 service fees.........              --            2,318            --              2,318
Accrued distribution
 fees.................           5,422            6,516            --             11,938
Accrued service fees..              --            2,888            --              2,888
Accrued transfer and
 administrative fees..          35,537           14,816            --             50,353
Accrued other expenses          28,978            7,060            --             36,038
Payables:
 Capital Shares
  reacquired..........          21,571           16,516            --             38,087
 Investment securities
  purchased...........         135,087        1,254,221            --          1,389,308
 Reorganization costs.              --               --        29,375             29,375
                          ------------     ------------     ---------       ------------
     Total Liabilities         235,331        1,388,354        29,375          1,653,060
                          ------------     ------------     ---------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES    $ 61,647,500     $593,171,782     $ (29,375)      $654,789,907
                          ============     ============     =========       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......    $ 56,555,777     $531,589,364     $      --       $588,145,141
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....              --        2,953,047       (29,375)         2,923,672
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).       1,986,970       32,859,376            --         34,846,346
Net unrealized
 appreciation
 (depreciation) of
 investments..........       3,104,753       25,769,995            --         28,874,748
                          ------------     ------------     ---------       ------------
      Total Net Assets    $ 61,647,500     $593,171,782     $ (29,375)      $654,789,907
                          ============     ============     =========       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....     100,000,000      290,000,000            --        290,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........             N/A     $ 23,025,673           N/A       $ 23,025,673
  Shares issued and
 outstanding..........                        2,279,337                        2,279,337
  Net asset value per
 share................                     $      10.10                     $      10.10
                                           ============                     ============

Advisors Select: Net
 Assets...............             N/A     $ 22,390,274           N/A       $ 22,390,274
  Shares issued and
 outstanding..........                        2,224,860                        2,224,860
  Net asset value per
 share................                     $      10.06                     $      10.06
                                           ============                     ============

Class A: Net Assets...    $ 43,209,784              N/A     $ (20,203)      $ 43,189,581
  Shares issued and
 outstanding..........       4,368,684                       (109,356)         4,259,328
  Net asset value per
 share................    $       9.89                             --       $      10.14
  Maximum offering
 price per share /(a)/    $      10.49                             --       $      10.76
                          ============                             ==       ============

Class B: Net Assets...    $ 18,437,716              N/A     $  (9,172)      $ 18,428,544
  Shares issued and
 outstanding..........       1,917,403                        (99,992)         1,817,411
  Net asset value per
 share /(b)/..........    $       9.62                             --       $      10.14
                          ============                             ==       ============

Class J: Net Assets...             N/A     $ 43,662,259           N/A       $ 43,662,259
  Shares issued and
 outstanding..........                        4,386,721                        4,386,721
  Net asset value per
 share /(b)/..........                     $       9.95                     $       9.95
                                           ============                     ============

Institutional: Net
 Assets...............             N/A     $464,034,476           N/A       $464,034,476
  Shares issued and
 outstanding..........                       45,741,745                       45,741,745
  Net asset value per
 share................                     $      10.14                     $      10.14
                                           ============                     ============

Preferred: Net Assets.             N/A     $ 34,283,220           N/A       $ 34,283,220
  Shares issued and
 outstanding..........                        3,389,896                        3,389,896
  Net asset value per
 share................                     $      10.11                     $      10.11
                                           ============                     ============

Select: Net Assets....             N/A     $  5,775,880           N/A       $  5,775,880
  Shares issued and
 outstanding..........                          569,540                          569,540
  Net asset value per
 share................                     $      10.14                     $      10.14
                                           ============                     ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                            COMBINED
                            PRINCIPAL         PARTNERS                      PARTNERS
                        PARTNERS LARGECAP     LARGECAP      PRO FORMA       LARGECAP
                         BLEND FUND, INC.    BLEND FUND    ADJUSTMENTS     BLEND FUND
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............     $  882,046       $ 8,013,624   $     --        $ 8,895,670
 Interest.............          1,288            13,787         --             15,075
                           ----------       -----------   --------        -----------
          Total Income        883,334         8,027,411         --          8,910,745
Expenses:
 Management and
  investment advisory
  fees................        417,573         3,816,625    (18,539)/(A)/    4,215,659
 Distribution fees -
  Advisors Preferred..             --            46,318         --             46,318
 Distribution fees -
  Advisors Select.....             --            47,202         --             47,202
 Distribution fees -
  Class A.............         96,860                --         --             96,860
 Distribution fees -
  Class B.............        157,652                --         --            157,652
 Distribution fees -
  Class J.............             --           163,536         --            163,536
 Distribution fees -
  Select..............             --             3,943         --              3,943
 Administrative
  service fees -
  Advisors Preferred..             --            27,791         --             27,791
 Administrative
  service fees -
  Advisors Select.....             --            31,468         --             31,468
 Administrative
  service fees -
  Preferred...........             --            32,865         --             32,865
 Administrative
  service fees -
  Select..............             --             5,126         --              5,126
 Registration fees -
  Class A.............          8,084                --         --              8,084
 Registration fees -
  Class B.............          9,374                --         --              9,374
 Registration fees -
  Class J.............             --            14,083         --             14,083
 Service fees -
  Advisors Preferred..             --            31,496         --             31,496
 Service fees -
  Advisors Select.....             --            39,335         --             39,335
 Service fees -
  Preferred...........             --            44,816         --             44,816
 Service fees - Select             --             5,914         --              5,914
 Shareholder reports -
  Class A.............          6,395                --         --              6,395
 Shareholder reports -
  Class B.............          2,909                --         --              2,909
 Shareholder reports -
  Class J.............             --             7,514         --              7,514
 Transfer and
  administrative fees
  - Class A...........         40,192                --         --             40,192
 Transfer and
  administrative fees
  - Class B...........         18,438                --         --             18,438
 Transfer and
  administrative fees
  - Class J...........             --            78,428         --             78,428
 Auditing and legal
  fees................          6,616                --     (6,616)/(B)/           --
 Custodian fees.......         16,787                --    (16,787)/(B)/           --
 Directors' expenses..          1,879                --     (1,879)/(B)/           --
 Registration fees....         24,294                --         --             24,294
 Transfer and
  administrative fees.        161,416                --     1,030/(B)/        162,446
 Other expenses.......          2,969                --     (2,969)/(B)/           --
 Other expenses -
  Class J.............             --               201         --                201
                           ----------       -----------   --------        -----------
  Total Gross Expenses        971,438         4,396,661    (45,760)         5,322,339
 Less: Fees paid
  indirectly..........          6,291           124,607         --            130,898
 Less: Reimbursement
  from Manager - Class
  A...................         14,404                --    (14,404)/(C)/           --
 Less: Reimbursement
  from Manager - Class
  B...................          3,315                --     (3,315)/(C)/           --
                           ----------       -----------   --------        -----------
    Total Net Expenses        947,428         4,272,054    (28,041)         5,191,441
                           ----------       -----------   --------        -----------
 Net Investment Income
      (Operating Loss)        (64,094)        3,755,357     28,041          3,719,304

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      4,200,025        41,932,634         --         46,132,659
 Futures contracts....         (1,520)           (9,297)        --            (10,817)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........         40,615        (8,973,438)        --         (8,932,823)
 Futures contracts.....          6,100            44,075         --             50,175
                            ----------       -----------   --------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies      4,245,220        32,993,974         --         37,239,194
                            ----------       -----------   --------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     $4,181,126       $36,749,331   $ 28,041        $40,958,498
                            ==========       ===========   ========        ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
/(c) /Elimination of Manager's voluntary reimbursement.  Total operating expenses are below expense limit.
See accompanying notes.


                                                       SCHEDULE OF INVESTMENTS


                                                          October 31, 2004


                                                             (unaudited)


       Principal Amount or Number of Shares                                                  Market Value
----------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                             Principal
   Partners   Partners                                                                   Partners      Partners
   LargeCap   LargeCap                                                                   LargeCap      LargeCap
    Blend       Blend                                                                     Blend          Blend
  Fund, Inc.    Fund       Combined                                                     Fund, Inc.       Fund          Combined
----------------------------------------------------------------------------------------------------------------------------------
                                     COMMON STOCKS (97.81%)
                                     AEROSPACE & DEFENSE (0.56%)
 3,000                        32,000  Boeing                                          $    149,700     $  1,447,100      $1,596,800
                29,000
 1,900                        19,400  Raytheon                                              69,312                          707,712
                17,500                                                                                      638,400
 3,600                        39,000  Rockwell Collins                                     127,692                        1,383,330
                35,400                                                                                    1,255,638
                                     AEROSPACE & DEFENSE EQUIPMENT (1.09%)
 1,500                        15,700  General Dynamics                                     153,180                        1,603,284
                14,200                                                                                    1,450,104
 5,400                        53,500  Lockheed Martin                                      297,486                        2,947,315
                48,100                                                                                    2,649,829
 2,400                        28,100  United Technologies                                  222,768                        2,608,242
                25,700                                                                                    2,385,474
                                     AGRICULTURAL CHEMICALS (0.54%)
 5,200                        75,400  Agrium                                                86,268                        1,250,886
                70,200                                                                                    1,164,618
 3,700                        40,000  Mosaic (1)                                            55,648                          601,600
                36,300                                                                                      545,952
 2,300                        25,100  Potash Corp. of Saskatchewan                         153,617                        1,676,429
                22,800                                                                                    1,522,812
                                     AIRLINES (0.11%)
 4,500                        46,200  Southwest Airlines                                    70,965                          728,574
                41,700                                                                                      657,609
                                     APPLIANCES (0.18%)
 1,600                        17,500  Maytag                                                27,840                          304,500
                15,900                                                                                      276,660
 1,400                        15,300  Whirlpool                                             82,250                          898,875
                13,900                                                                                      816,625
                                     APPLICATIONS SOFTWARE (3.45%)
 2,500                        27,100  Intuit (1)                                           113,400                        1,229,256
                24,600                                                                                    1,115,856
   900                         8,900  Mercury Interactive (1)                               39,087                          386,527
                 8,000                                                                                      347,440
66,100                       709,600  Microsoft                                          1,850,139                       19,861,704
               643,500                                                                                   18,011,565
 7,800                        71,400  Red Hat (1)                                          100,152                          916,776
                63,600                                                                                      816,624
 2,100                        21,000  Siebel Systems (1)                                    19,950                          199,500
                18,900                                                                                      179,550
                                     AUDIO & VIDEO PRODUCTS (0.06%)
 2,000                        23,300  Digital Theater Systems (1)                           34,020                          396,333
                21,300                                                                                      362,313
                                     AUTO-CARS & LIGHT TRUCKS (0.30%)
 4,700                        50,400  General Motors                                       181,185                        1,942,920
                45,700                                                                                    1,761,735
                                     AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.15%)
 1,300                        14,500  Paccar                                                90,103                        1,004,995
                13,200                                                                                      914,892
                                     AUTO/TRUCK PARTS & EQUIPMENT- ORIGINAL (0.25%)
 1,200                        12,200  Lear                                                  64,704                          657,824
                11,000                                                                                      593,120
 6,000                        51,700  TRW Automotive Holdings (1)                          110,160                          949,212
                45,700                                                                                      839,052
                                     BEVERAGES-NON-ALCOHOLIC (2.10%)
15,700                       165,400  Coca-Cola                                            638,362                        6,725,164
               149,700                                                                                    6,086,802
 4,000                        41,900  Cott (1)                                             105,040                        1,100,294
                37,900                                                                                      995,254
11,300                       119,700  Pepsico                                              560,254                        5,934,726
               108,400                                                                                    5,374,472
                                     BREWERY (0.26%)
 3,200                        33,800  Anheuser-Busch                                       159,840                        1,688,310
                30,600                                                                                    1,528,470
                                     BROADCASTING SERVICES & PROGRAMMING (0.25%)
16,800                       182,800  Liberty Media (1)                                    149,856                        1,630,576
               166,000                                                                                    1,480,720
                                     CABLE TV (0.10%)
 2,700                        28,600  Rogers Communications                                 62,208                          658,944
                25,900                                                                                      596,736
                                     CASINO HOTELS (0.07%)
   900                         8,800  Station Casinos                                       45,855                          448,360
                 7,900                                                                                      402,505
                                     CASINO SERVICES (0.27%)
 4,700                        52,400  International Game Technology                        155,288                        1,731,296
                47,700                                                                                    1,576,008
                                     CELLULAR TELECOMMUNICATIONS (0.48%)
 8,100                        85,400  Nextel Communications (1)                            214,569                        2,262,246
                77,300                                                                                    2,047,677
 4,600                        50,300  Nextel Partners (1)                                   77,464                          847,052
                45,700                                                                                      769,588
                                     CHEMICALS-DIVERSIFIED (0.63%)
 7,200                        75,500  Dow Chemical                                         323,568                        3,392,970
                68,300                                                                                    3,069,402
 1,600                        17,200  E. I. Du Pont de Nemours                              68,592                          737,364
                15,600                                                                                      668,772
                                     CHEMICALS-SPECIALTY (0.36%)
 1,600                        16,000  Cabot                                                 54,528                          545,280
                14,400                                                                                      490,752
 1,500                        15,800  Ferro                                                 31,605                          332,906
                14,300                                                                                      301,301
   600                        13,000  Great Lakes Chemical                                  15,372                          333,060
                12,400                                                                                      317,688
 4,100                        41,400  Millennium Chemicals (1)                              88,068                          889,272
                37,300                                                                                      801,204
   400                         4,600  Minerals Technologies                                 24,040                          276,460
                 4,200                                                                                      252,420
                                     CIRCUIT BOARDS (0.16%)
 4,000                        44,300  Jabil Circuit (1)                                     97,240                        1,076,933
                40,300                                                                                      979,693
                                     COMMERCIAL BANKS (0.39%)
 2,800                        29,900  First Horizon National                               121,184                        1,294,072
                27,100                                                                                    1,172,888
 4,400                        46,800  Synovus Financial                                    119,636                        1,272,492
                42,400                                                                                    1,152,856
                                     COMMERCIAL SERVICE-FINANCE (0.11%)
   900                         9,200  Moody's                                               70,029                          715,852
                 8,300                                                                                      645,823
                                     COMPUTERS (1.45%)
 4,000                        44,100  Gateway (1)                                           23,400                          257,985
                40,100                                                                                      234,585
11,900                       124,700  Hewlett-Packard                                      222,054                        2,326,902
               112,800                                                                                    2,104,848
 7,400                        77,200  International Business Machines                      664,150                        6,928,700
                69,800                                                                                    6,264,550
                                     COMPUTERS-INTEGRATED SYSTEMS (1.47%)
26,000                       275,000  Dell (1)                                             911,560                        9,641,500
               249,000                                                                                    8,729,940
                                     COMPUTERS-MEMORY DEVICES (0.07%)
 2,000                        21,900  Veritas Software (1)                                  43,760                          479,172
                19,900                                                                                      435,412
                                     COMPUTERS-PERIPHERAL EQUIPMENT (0.17%)
 1,200                        13,300  Lexmark International (1)                             99,732                        1,105,363
                12,100                                                                                    1,005,631
                                     CONSULTING SERVICES (0.32%)
 2,700                        28,900  Accenture (1)                                         65,367                          699,669
                26,200                                                                                      634,302
 4,100                        43,800  Advisory Board (1)                                   133,578                        1,427,004
                39,700                                                                                    1,293,426
                                     CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 1,700                        23,200  Clorox                                                92,820                        1,266,720
                21,500                                                                                    1,173,900
   900                         9,300  Fortune Brands                                        65,538                          677,226
                 8,400                                                                                      611,688
                                     COSMETICS & TOILETRIES (2.36%)
 3,000                        32,000  Colgate-Palmolive                                    133,860                        1,427,840
                29,000                                                                                    1,293,980
 5,700                        60,200  Gillette                                             236,436                        2,497,096
                54,500                                                                                    2,260,660
 2,500                        26,700  Kimberly-Clark                                       149,175                        1,593,189
                24,200                                                                                    1,444,014
18,400                       194,700  Procter & Gamble                                     941,712                        9,964,746
               176,300                                                                                    9,023,034
                                     CRUISE LINES (0.46%)
 4,300                        47,200  Carnival                                             217,408                        2,386,432
                42,900                                                                                    2,169,024
 1,400                        14,000  Royal Caribbean Cruises                               65,240                          652,400
                12,600                                                                                      587,160
                                     DATA PROCESSING & MANAGEMENT (0.82%)
 6,100                        65,200  Automatic Data Processing                            264,679                        2,829,028
                59,100                                                                                    2,564,349
 4,800                        46,700  First Data                                           198,144                        1,927,776
                41,900                                                                                    1,729,632
 1,600                        16,600  Fiserv (1)                                            56,864                          589,964
                15,000                                                                                      533,100
                                     DECISION SUPPORT SOFTWARE (0.14%)
 5,900                        73,000  NetIQ (1)                                             74,812                          925,640
                67,100                                                                                      850,828
                                     DISPOSABLE MEDICAL PRODUCTS (0.09%)
 1,200                        10,000  C.R. Bard                                             68,160                          568,000
                 8,800                                                                                      499,840
                                     DISTRIBUTION-WHOLESALE (0.21%)
 2,300                        21,900  CDW                                                  142,669                        1,358,457
                19,600                                                                                    1,215,788
                                     DIVERSIFIED MANUFACTURING OPERATIONS  (6.38%)
 3,000                        32,000  Danaher                                              165,390                        1,764,160
                29,000                                                                                    1,598,770
75,500                       808,500  General Electric                                   2,576,060                       27,586,020
               733,000                                                                                   25,009,960
 9,700                       101,000  Honeywell International                              326,696                        3,401,680
                91,300                                                                                    3,074,984
   500                         5,400  Illinois Tool Works                                   46,140                          498,312
                 4,900                                                                                      452,172
   500                         5,100  ITT Industries                                        40,570                          413,814
                 4,600                                                                                      373,244
 1,000                         7,100  Roper Industries                                      61,660                          437,786
                 6,100                                                                                      376,126
23,100                       247,400  Tyco International                                   719,565                        7,706,510
               224,300                                                                                    6,986,945
                                     DIVERSIFIED MINERALS (0.20%)
 5,700                        62,400  BHP Billiton                                         117,819                        1,289,808
                56,700                                                                                    1,171,989
                                     DIVERSIFIED OPERATORS-COMMERCIAL
                                     SERVICES (0.19%)
 5,700                        60,900  Cendant                                              117,363                        1,253,931
                55,200                                                                                    1,136,568
                                     E-COMMERCE-SERVICES (0.95%)
 4,200                        40,900  eBay (1)                                             409,962                        3,992,249
                36,700                                                                                    3,582,287
 7,000                        73,900  InterActiveCorp (1)                                  151,340                        1,597,718
                66,900                                                                                    1,446,378
 1,300                        21,500  Monster Worldwide (1)                                 36,465                          603,075
                20,200                                                                                      566,610
                                     ELECTRIC-INTEGRATED (3.13%)
 3,200                        21,500  American Electric Power                              105,376                          707,995
                18,300                                                                                      602,619
 2,000                        20,900  CMS Energy (1)                                        18,720                          195,624
                18,900                                                                                      176,904
 1,200                        19,900  Constellation Energy Group                            48,744                          808,338
                18,700                                                                                      759,594
10,700                       112,100  Duke Energy                                          262,471                        2,749,813
               101,400                                                                                    2,487,342
 3,200                        32,900  Edison International                                  97,600                        1,003,450
                29,700                                                                                      905,850
 2,800                        48,900  El Paso Electric (1)                                  46,620                          814,185
                46,100                                                                                      767,565
 1,600                        16,900  Entergy                                              104,576                        1,104,584
                15,300                                                                                    1,000,008
 4,200                        44,500  Exelon                                               166,404                        1,763,090
                40,300                                                                                    1,596,686
 5,000                        58,000  FirstEnergy                                          206,650                        2,397,140
                53,000                                                                                    2,190,490
 4,000                        42,300  NiSource                                              85,800                          907,335
                38,300                                                                                      821,535
 3,400                        45,200  PG&E (1)                                             108,936                        1,448,208
                41,800                                                                                    1,339,272
 2,700                        26,800  Pinnacle West Capital                                115,074                        1,142,216
                24,100                                                                                    1,027,142
 3,100                        29,900  PPL                                                  161,200                        1,554,800
                26,800                                                                                    1,393,600
 2,100                        21,700  Southern                                              66,339                          685,503
                19,600                                                                                      619,164
 3,700                        39,400  TECO Energy                                           51,800                          551,600
                35,700                                                                                      499,800
 3,700                        43,300  TXU                                                  226,514                        2,650,826
                39,600                                                                                    2,424,312
                                     ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.21%)
38,200                       410,300  Intel                                                850,332                        9,133,278
               372,100                                                                                    8,282,946
 4,500                        49,000  QLogic (1)                                           146,250                        1,592,500
                44,500                                                                                    1,446,250
 8,100                        88,900  Texas Instruments                                    198,045                        2,173,605
                80,800                                                                                    1,975,560
 4,800                        51,200  Xilinx                                               146,880                        1,566,720
                46,400                                                                                    1,419,840
                                     ENTERPRISE SOFTWARE & SERVICE (0.73%)
34,000                       375,700  Oracle (1)                                           430,440                        4,756,362
               341,700                                                                                    4,325,922
                                     FIDUCIARY BANKS (0.81%)
 3,700                        40,200  Investors Financial Services                         142,413                        1,547,298
                36,500                                                                                    1,404,885
 8,200                        84,000  State Street                                         369,410                        3,784,200
                75,800                                                                                    3,414,790
                                     FILTRATION & SEPARATION PRODUCTS (0.15%)
 2,400                        37,100  Pall                                                  62,064                          959,406
                34,700                                                                                      897,342
                                     FINANCE-COMMERCIAL (0.17%)
 4,700                        49,800  CapitalSource (1)                                    105,280                        1,115,520
                45,100                                                                                    1,010,240
                                     FINANCE-CONSUMER LOANS (0.25%)
 3,300                        35,800  SLM                                                  149,358                        1,620,308
                32,500                                                                                    1,470,950
                                     FINANCE-CREDIT CARD (0.82%)
 7,500                        78,600  American Express                                     398,025                        4,171,302
                71,100                                                                                    3,773,277
 4,400                        47,000  MBNA                                                 112,772                        1,204,610
                42,600                                                                                    1,091,838
                                     FINANCE-INVESTMENT BANKER & BROKER (4.09%)
 8,600                        94,800  Charles Schwab                                        78,690                          867,420
                86,200                                                                                      788,730
29,300                       310,500  Citigroup                                          1,300,041                       13,776,885
               281,200                                                                                   12,476,844
 3,000                        29,600  Goldman Sachs Group                                  295,140                        2,912,048
                26,600                                                                                    2,616,908
   750                         5,850  Legg Mason                                            47,782                          372,703
                 5,100                                                                                      324,921
 1,900                        20,200  Lehman Brothers Holdings                             156,085                        1,659,430
                18,300                                                                                    1,503,345
 6,300                        68,900  Merrill Lynch                                        339,822                        3,716,466
                62,600                                                                                    3,376,644
 6,600                        67,900  Morgan Stanley                                       337,194                        3,469,011
                61,300                                                                                    3,131,817
                                     FINANCE-MORTGAGE LOAN/BANKER (1.05%)
 2,100                        21,900  Countrywide Credit Industries                         67,053                          699,267
                19,800                                                                                      632,214
 4,100                        43,800  Federal Home Loan Mortgage                           273,060                        2,917,080
                39,700                                                                                    2,644,020
 4,600                        46,500  Federal National Mortgage Association                322,690                        3,261,975
                41,900                                                                                    2,939,285
                                     FINANCIAL GUARANTEE INSURANCE (0.32%)
 1,500                        15,500  MGIC Investment                                       96,465                          996,805
                14,000                                                                                      900,340
 2,400                        22,300  Radian Group                                         115,032                        1,068,839
                19,900                                                                                      953,807
                                     FOOD-CONFECTIONERY (0.17%)
 1,400                        21,400  Hershey Foods                                         70,966                        1,084,766
                20,000                                                                                    1,013,800
                                     FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 3,900                        43,200  Campbell Soup                                        104,676                        1,159,488
                39,300                                                                                    1,054,812
 3,500                        36,900  General Mills                                        154,875                        1,632,825
                33,400                                                                                    1,477,950
   800                        10,300  H.J. Heinz                                            29,080                          374,405
                 9,500                                                                                      345,325
 2,100                        28,000  Kellogg                                               90,300                        1,204,000
                25,900                                                                                    1,113,700
                                     FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 4,300                        46,200  Sysco                                                138,761                        1,490,874
                41,900                                                                                    1,352,113
                                     GAS-DISTRIBUTION (0.04%)
   700                         7,700  Sempra Energy                                         23,478                          258,258
                 7,000                                                                                      234,780
                                     GOLD MINING (0.55%)
 7,100                        75,300  Newmont Mining                                       337,392                        3,578,256
                68,200                                                                                    3,240,864
                                     HEALTH CARE COST CONTAINMENT (0.13%)
 2,800                        27,300  Caremark Rx (1)                                       83,916                          818,181
                24,500                                                                                      734,265
                                     HOME DECORATION PRODUCTS (0.16%)
 4,600                        49,700  Newell Rubbermaid                                     99,176                        1,071,532
                45,100                                                                                      972,356
                                     HOTELS & MOTELS (0.18%)
   800                         8,600  Fairmont Hotels & Resorts                             22,704                          244,068
                 7,800                                                                                      221,364
 1,600                        17,000  Marriott International                                87,184                          926,330
                15,400                                                                                      839,146
                                     HUMAN RESOURCES (0.17%)
 1,100                        11,200  Manpower                                              49,775                          506,800
                10,100                                                                                      457,025
 1,500                        23,300  Robert Half International                             39,795                          618,149
                21,800                                                                                      578,354
                                     INSURANCE BROKERS (0.44%)
 9,800                       104,200  Marsh & McLennan                                     271,068                        2,882,172
                94,400                                                                                    2,611,104
                                     INTERNET APPLICATION SOFTWARE (0.18%)
 7,500                        76,000  MatrixOne (1)                                         42,750                          433,200
                68,500                                                                                      390,450
 5,400                        58,100  Verity (1)                                            69,768                          750,652
                52,700                                                                                      680,884
                                     INTERNET BROKERS (0.48%)
22,400                       241,600  Ameritrade Holding (1)                               291,648                        3,145,632
               219,200                                                                                    2,853,984
                                     INTERNET CONTENT-INFORMATION & NEWS (0.09%)
 7,200                        76,100  CNET Networks (1)                                     58,824                          621,737
                68,900                                                                                      562,913
                                     INVESTMENT MANAGEMENT & ADVISORY
                                     SERVICES (0.19%)
 2,000                        20,400  Franklin Resources                                   121,240                        1,236,648
                18,400                                                                                    1,115,408
                                     LEISURE & RECREATION PRODUCTS (0.23%)
 2,200                        22,700  Brunswick                                            103,224                        1,065,084
                20,500                                                                                      961,860
 2,300                        15,900  WMS Industries (1)                                    67,275                          465,075
                13,600                                                                                      397,800
                                     LIFE & HEALTH INSURANCE (0.15%)
 3,500                        40,700  Genworth Financial                                    83,510                          971,102
                37,200                                                                                      887,592
                                     MACHINERY-FARM (0.33%)
 3,400                        36,100  Deere                                                203,252                        2,158,058
                32,700                                                                                    1,954,806
                                     MEDICAL INSTRUMENTS (1.41%)
 1,800                        16,400  Biomet                                                84,024                          765,552
                14,600                                                                                      681,528
 5,200                        53,200  Boston Scientific (1)                                183,560                        1,877,960
                48,000                                                                                    1,694,400
 2,200                        25,200  Guidant                                              146,564                        1,678,824
                23,000                                                                                    1,532,260
 7,700                        75,900  Medtronic                                            393,547                        3,879,249
                68,200                                                                                    3,485,702
 1,300                        13,400  St. Jude Medical (1)                                  99,541                        1,026,038
                12,100                                                                                      926,497
                                     MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 1,700                        18,800  Laboratory Corp. of America Holdings (1)              77,860                          861,040
                17,100                                                                                      783,180
                                     MEDICAL PRODUCTS (2.34%)
 3,600                        35,400  Baxter International                                 110,736                        1,088,904
                31,800                                                                                      978,168
 1,300                        19,200  Becton Dickinson                                      68,250                        1,008,000
                17,900                                                                                      939,750
17,600                       188,000  Johnson & Johnson                                  1,027,488                       10,975,440
               170,400                                                                                    9,947,952
 2,700                        24,700  Stryker                                              116,343                        1,064,323
                22,000                                                                                      947,980
 1,500                        15,400  Zimmer Holdings (1)                                  116,385                        1,194,886
                13,900                                                                                    1,078,501
                                     MEDICAL-BIOMEDICAL/GENE (1.17%)
 8,700                        89,700  Amgen (1)                                            494,160                        5,094,960
                81,000                                                                                    4,600,800
 2,800                        23,600  Biogen Idec (1)                                      162,848                        1,372,576
                20,800                                                                                    1,209,728
 1,300                        14,200  Chiron (1)                                            42,146                          460,364
                12,900                                                                                      418,218
 1,200                        16,600  Genentech (1)                                         54,636                          755,798
                15,400                                                                                      701,162
                                     MEDICAL-DRUGS (4.79%)
 8,000                        80,300  Abbott Laboratories                                  341,040                        3,423,189
                72,300                                                                                    3,082,149
   600                         6,400  Cephalon (1)                                          28,602                          305,088
                 5,800                                                                                      276,486
 7,200                        75,200  Eli Lilly                                            395,352                        4,129,232
                68,000                                                                                    3,733,880
 2,800                        30,400  Forest Laboratories (1)                              124,880                        1,355,840
                27,600                                                                                    1,230,960
 1,300                        13,300  Medimmune (1)                                         36,946                          377,986
                12,000                                                                                      341,040
12,000                       127,800  Merck                                                375,720                        4,001,418
               115,800                                                                                    3,625,698
42,800                       461,000  Pfizer                                             1,239,060                       13,345,950
               418,200                                                                                   12,106,890
 3,300                        33,400  Schering-Plough                                       59,763                          604,874
                30,100                                                                                      545,111
 8,800                        96,200  Wyeth                                                348,920                        3,814,330
                87,400                                                                                    3,465,410
                                     MEDICAL-GENERIC DRUGS (0.08%)
 1,100                        18,900  Watson Pharmaceutical (1)                             30,833                          529,767
                17,800                                                                                      498,934
                                     MEDICAL-HMO (0.91%)
 1,300                        14,000  Anthem (1)                                           104,520                        1,125,600
                12,700                                                                                    1,021,080
 6,100                        66,900  UnitedHealth Group                                   441,640                        4,843,560
                60,800                                                                                    4,401,920
                                     MEDICAL-HOSPITALS (0.14%)
 2,800                        24,500  HCA                                                  102,844                          899,885
                21,700                                                                                      797,041
                                     MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
   900                        11,100  AmerisourceBergen                                     49,536                          610,944
                10,200                                                                                      561,408
 2,900                        29,600  Cardinal Health                                      135,575                        1,383,800
                26,700                                                                                    1,248,225
                                     METAL-ALUMINUM (0.31%)
 5,000                        61,700  Alcoa                                                162,500                        2,005,250
                56,700                                                                                    1,842,750
                                     METAL-DIVERSIFIED (0.06%)
 1,100                        11,400  Freeport-McMoran Copper & Gold                        39,842                          412,908
                10,300                                                                                      373,066
                                     MISCELLANEOUS INVESTING (0.35%)
 2,600                        26,900  Duke-Weeks Realty                                     88,660                          917,290
                24,300                                                                                      828,630
 1,000                        11,500  Simon Property Group                                  58,320                          670,680
                10,500                                                                                      612,360
 3,400                        34,700  United Dominion Realty Trust                          71,672                          731,476
                31,300                                                                                      659,804
                                     MONEY CENTER BANKS (3.08%)
18,242                       198,670  Bank of America                                      817,059                        8,898,429
               180,428                                                                                    8,081,370
27,588                       291,828  JP Morgan Chase                                    1,064,897                       11,264,561
               264,240                                                                                   10,199,664
                                     MOTORCYCLE & MOTOR SCOOTER (0.06%)
   600                         6,500  Harley-Davidson                                       34,542                          374,205
                 5,900                                                                                      339,663
                                     MULTI-LINE INSURANCE (2.42%)
16,400                       170,700  American International Group                         995,644                       10,363,197
               154,300                                                                                    9,367,553
 3,400                        36,400  Hartford Financial Services Group                    198,832                        2,128,672
                33,000                                                                                    1,929,840
 4,300                        44,000  Prudential Financial                                 199,821                        2,044,680
                39,700                                                                                    1,844,859
 2,600                        28,700  Safeco                                               120,224                        1,327,088
                26,100                                                                                    1,206,864
                                     MULTIMEDIA (2.21%)
   800                         7,800  E.W. Scripps                                          38,176                          372,216
                 7,000                                                                                      334,040
 1,900                        19,700  Gannett                                              157,605                        1,634,115
                17,800                                                                                    1,476,510
 1,100                        13,800  McGraw-Hill                                           94,875                        1,190,250
                12,700                                                                                    1,095,375
   400                         4,300  Meredith                                              19,600                          210,700
                 3,900                                                                                      191,100
37,100                       370,800  Time Warner (1)                                      617,344                        6,170,112
               333,700                                                                                    5,552,768
11,900                       123,300  Viacom                                               434,231                        4,499,217
               111,400                                                                                    4,064,986
 1,300                        14,900  Walt Disney                                           32,786                          375,778
                13,600                                                                                      342,992
                                     NETWORKING PRODUCTS (1.48%)
39,400                       429,800  Cisco Systems (1)                                    756,874                        8,256,458
               390,400                                                                                    7,499,584
 3,300                        35,200  Emulex (1)                                            34,683                          369,952
                31,900                                                                                      335,269
 2,100                        22,000  Juniper Networks (1)                                  55,881                          585,420
                19,900                                                                                      529,539
18,000                       127,200  Lucent Technologies (1)                               63,900                          451,560
               109,200                                                                                      387,660
                                     NON-HAZARDOUS WASTE DISPOSAL (0.11%)
   100                         1,000  Republic Services                                      3,080                           30,800
                   900                                                                                       27,720
 2,200                        23,400  Waste Management                                      62,656                          666,432
                21,200                                                                                      603,776
                                     OFFICE AUTOMATION & EQUIPMENT (0.09%)
 1,300                        14,100  Pitney Bowes                                          56,875                          616,875
                12,800                                                                                      560,000
                                     OIL & GAS DRILLING (0.31%)
   500                         5,500  Nabors Industries (1)                                 24,560                          270,160
                 5,000                                                                                      245,600
 3,800                        49,300  Transocean Sedco Forex (1)                           133,950                        1,737,825
                45,500                                                                                    1,603,875
                                     OIL COMPANY-EXPLORATION & PRODUCTION (0.57%)
 1,500                        20,600  Anadarko Petroleum                                   101,175                        1,389,470
                19,100                                                                                    1,288,295
   500                         5,500  Devon Energy                                          36,985                          406,835
                 5,000                                                                                      369,850
   700                         7,400  EOG Resources                                         46,592                          492,544
                 6,700                                                                                      445,952
 1,800                        18,200  Murphy Oil                                           144,036                        1,456,364
                16,400                                                                                    1,312,328
                                     OIL COMPANY-INTEGRATED (5.37%)
14,000                       148,800  ChevronTexaco                                        742,840                        7,895,328
               134,800                                                                                    7,152,488
 4,900                        50,100  ConocoPhillips                                       413,119                        4,223,931
                45,200                                                                                    3,810,812
39,800                       428,300  Exxon Mobil                                        1,958,956                       21,080,926
               388,500                                                                                   19,121,970
 1,100                        10,900  Occidental Petroleum                                  61,413                          608,547
                 9,800                                                                                      547,134
 1,300                        12,900  TotalFinaElf                                         135,564                        1,345,212
                11,600                                                                                    1,209,648
                                     OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 1,700                        19,800  FMC Technologies (1)                                  51,391                          598,554
                18,100                                                                                      547,163
 3,200                        36,100  Grant Prideco (1)                                     65,792                          742,216
                32,900                                                                                      676,424
                                     OIL-FIELD SERVICES (0.72%)
 2,600                        26,200  Baker Hughes                                         111,358                        1,122,146
                23,600                                                                                    1,010,788
   900                         6,500  BJ Services                                           45,900                          331,500
                 5,600                                                                                      285,600
 4,900                        51,500  Schlumberger                                         308,406                        3,241,410
                46,600                                                                                    2,933,004
                                     OPTICAL SUPPLIES (0.03%)
   300                         3,000  Bausch & Lomb                                         18,288                          182,880
                 2,700                                                                                      164,592
                                     PAPER & RELATED PRODUCTS (0.69%)
   700                        14,200  Bowater                                               25,788                          523,128
                13,500                                                                                      497,340
 3,800                        40,700  International Paper                                  146,338                        1,567,357
                36,900                                                                                    1,421,019
 2,200                        33,600  MeadWestvaco                                          69,366                        1,059,408
                31,400                                                                                      990,042
 1,900                        18,400  Potlatch                                              89,471                          866,456
                16,500                                                                                      776,985
   800                         8,300  Weyerhaeuser                                          50,112                          519,912
                 7,500                                                                                      469,800
                                     PHARMACY SERVICES (0.09%)
   800                        16,700  Medco Health Solutions (1)                            27,128                          566,297
                15,900                                                                                      539,169
                                     PIPELINES (0.08%)
 6,800                        74,500  Dynegy (1)                                            33,524                          367,285
                67,700                                                                                      333,761
 1,100                        11,600  Williams                                              13,761                          145,116
                10,500                                                                                      131,355
                                     PROPERTY & CASUALTY INSURANCE (1.30%)
 1,200                        12,900  Progressive                                          112,260                        1,206,795
                11,700                                                                                    1,094,535
15,302                       161,371  St. Paul                                             519,656                        5,480,159
               146,069                                                                                    4,960,503
 2,300                        25,300  XL Capital                                           166,750                        1,834,250
                23,000                                                                                    1,667,500
                                     PUBLISHING-NEWSPAPERS (0.20%)
 1,700                        16,800  New York Times                                        68,085                          672,840
                15,100                                                                                      604,755
   100                           700  Washington Post                                       91,500                          640,500
                   600                                                                                      549,000
                                     REGIONAL BANKS (3.80%)
10,100                       111,800  Comerica                                             621,251                        6,876,818
               101,700                                                                                    6,255,567
 1,700                        18,800  SunTrust Banks                                       119,646                        1,323,144
                17,100                                                                                    1,203,498
30,300                       322,900  U.S. Bancorp                                         866,883                        9,238,169
               292,600                                                                                    8,371,286
 6,800                        77,500  Wachovia                                             334,628                        3,813,775
                70,700                                                                                    3,479,147
 6,000                        61,100  Wells Fargo                                          358,320                        3,648,892
                55,100                                                                                    3,290,572
                                     REINSURANCE (0.15%)
 3,700                        39,700  AXIS Capital Holdings                                 92,722                          994,882
                36,000                                                                                      902,160
                                     RETAIL-APPAREL & SHOE (0.68%)
 3,200                        33,400  Abercrombie & Fitch                                  125,376                        1,308,612
                30,200                                                                                    1,183,236
 3,100                        32,900  Christopher & Banks                                   50,375                          534,625
                29,800                                                                                      484,250
 5,400                        59,400  Hot Topic (1)                                        111,024                        1,221,264
                54,000                                                                                    1,110,240
 4,700                        52,400  Ross Stores                                          123,469                        1,376,548
                47,700                                                                                    1,253,079
                                     RETAIL-AUTO PARTS (0.10%)
 1,500                        15,100  O'Reilly Automotive (1)                               64,590                          650,206
                13,600                                                                                      585,616
                                     RETAIL-BUILDING PRODUCTS (1.26%)
12,900                       134,700  Home Depot                                           529,932                        5,533,476
               121,800                                                                                    5,003,544
 4,900                        48,700  Lowe's                                               275,772                        2,740,836
                43,800                                                                                    2,465,064
                                     RETAIL-CONSUMER ELECTRONICS (0.21%)
 2,200                        23,600  Best Buy                                             130,284                        1,397,592
                21,400                                                                                    1,267,308
                                     RETAIL-DISCOUNT (3.23%)
 2,100                        22,200  Dollar Tree Stores (1)                                60,690                          641,580
                20,100                                                                                      580,890
 5,300                        57,700  Family Dollar Stores                                 156,615                        1,705,035
                52,400                                                                                    1,548,420
 9,900                       103,100  Target                                               495,198                        5,157,062
                93,200                                                                                    4,661,864
 3,700                        42,400  TJX                                                   88,726                        1,016,752
                38,700                                                                                      928,026
22,200                       234,400  Wal-Mart Stores                                    1,197,024                       12,638,848
               212,200                                                                                   11,441,824
                                     RETAIL-DRUG STORE (0.69%)
 2,600                        34,400  CVS                                                  112,996                        1,495,024
                31,800                                                                                    1,382,028
 7,300                        84,200  Walgreen                                             261,997                        3,021,938
                76,900                                                                                    2,759,941
                                     RETAIL-OFFICE SUPPLIES (0.11%)
 2,500                        25,100  Staples                                               74,350                          746,474
                22,600                                                                                      672,124
                                     RETAIL-PET FOOD & SUPPLIES (0.04%)
   800                         8,100  PETsMART                                              25,584                          259,038
                 7,300                                                                                      233,454
                                     RETAIL-REGIONAL DEPARTMENT STORE (0.40%)
 5,100                        52,100  Kohl's (1)                                           258,876                        2,644,596
                47,000                                                                                    2,385,720
                                     RETAIL-RESTAURANTS (0.92%)
 5,100                        56,300  McDonald's                                           148,665                        1,641,145
                51,200                                                                                    1,492,480
 3,500                        31,600  Panera Bread (1)                                     122,255                        1,103,788
                28,100                                                                                      981,533
 3,400                        36,300  RARE Hospitality International (1)                    94,214                        1,005,873
                32,900                                                                                      911,659
 2,100                        23,300  Starbucks (1)                                        111,048                        1,232,104
                21,200                                                                                    1,121,056
 1,600                        23,300  Yum! Brands                                           69,600                        1,013,550
                21,700                                                                                      943,950
                                     SATELLITE TELECOM (0.23%)
 4,400                        47,900  EchoStar Communications (1)                          139,128                        1,514,598
                43,500                                                                                    1,375,470
                                     SCHOOLS (0.13%)
 1,000                        12,800  Apollo Group (1)                                      66,000                          844,800
                11,800                                                                                      778,800
                                     SEMICONDUCTOR COMPONENT-INTEGRATED
                                     CIRCUITS (0.66%)
 3,800                        35,800  Analog Devices                                       152,988                        1,441,308
                32,000                                                                                    1,288,320
 3,200                        35,500  Linear Technology                                    121,216                        1,344,740
                32,300                                                                                    1,223,524
 3,200                        34,600  Maxim Integrated Products                            140,768                        1,522,054
                31,400                                                                                    1,381,286
                                     SEMICONDUCTOR EQUIPMENT (0.50%)
 9,900                       105,400  Applied Materials (1)                                159,390                        1,696,940
                95,500                                                                                    1,537,550
 2,100                        22,700  Kla-Tencor (1)                                        95,613                        1,033,531
                20,600                                                                                      937,918
 1,900                        20,800  Novellus Systems (1)                                  49,229                          538,928
                18,900                                                                                      489,699
                                     STEEL PRODUCERS (0.40%)
 5,800                        62,200  Nucor                                                244,934                        2,626,706
                56,400                                                                                    2,381,772
                                     TELECOMMUNICATION EQUIPMENT (0.71%)
   900                         9,300  Andrew (1)                                            12,582                          130,014
                 8,400                                                                                      117,432
 1,100                        11,200  Comverse Technology (1)                               22,704                          231,168
                10,100                                                                                      208,464
 9,600                       102,200  Qualcomm                                             401,376                        4,272,982
                92,600                                                                                    3,871,606
                                     TELECOMMUNICATION EQUIPMENT-FIBER
                                     OPTICS (0.18%)
10,000                       103,800  Corning (1)                                          114,500                        1,188,510
                93,800                                                                                    1,074,010
                                     TELEPHONE-INTEGRATED (2.69%)
21,900                       232,100  SBC Communications                                   553,194                        5,862,846
               210,200                                                                                    5,309,652
16,800                       168,900  Sprint                                               351,960                        3,538,455
               152,100                                                                                    3,186,495
19,900                       210,100  Verizon Communications                               778,090                        8,214,910
               190,200                                                                                    7,436,820
                                     THERAPEUTICS (0.21%)
 3,800                        38,800  Gilead Sciences (1)                                  131,594                        1,343,644
                35,000                                                                                    1,212,050
                                     TOBACCO (1.22%)
16,200                       165,000  Altria Group                                         785,052                        7,995,900
               148,800                                                                                    7,210,848
                                     TOYS (0.14%)
 4,200                        42,900  Hasbro                                                74,298                          758,901
                38,700                                                                                      684,603
 1,000                        10,700  Mattel                                                17,510                          187,357
                 9,700                                                                                      169,847
                                     TRANSPORT-RAIL (0.50%)
 4,600                        49,400  CSX                                                  167,900                        1,803,100
                44,800                                                                                    1,635,200
 2,100                        23,000  Union Pacific                                        132,237                        1,448,310
                20,900                                                                                    1,316,073
                                     TRANSPORT-SERVICES (0.95%)
 7,400                        78,700  United Parcel Service                                585,932                        6,231,466
                71,300                                                                                    5,645,534
                                     WEB PORTALS (0.65%)
   700                         6,600  Google (1)                                           133,494                        1,258,654
                 5,900                                                                                    1,125,160
 8,000                        82,500  Yahoo (1)                                            289,520                        2,985,675
                74,500                                                                                    2,696,155
                                     WIRELESS EQUIPMENT (0.48%)
14,500                       149,300  Motorola                                             250,270                        2,576,918
               134,800                                                                                    2,326,648
 1,000                        10,600  Spectrasite (1)                                       51,300                          543,780
                 9,600                                                                                      492,480
                                                             TOTAL COMMON STOCKS
                                                                                        60,173,007      580,291,015     640,464,022



                                     PREFERRED STOCKS (0.23%)
                                     MULTIMEDIA (0.23%)
 4,500                        47,800  News                                                 141,480        1,361,352       1,502,832
                43,300
                                                          TOTAL PREFERRED STOCKS           141,480        1,361,352       1,502,832



                                     TREASURY BONDS (0.08%)
                                      U.S. Treasury (2)
50,000                       550,000   1.67%; 12/23/04                                      49,872                          548,592
               500,000                                                                                      498,720
                                                            TOTAL TREASURY BONDS            49,872                          548,592
                                                                                                           498,720
                                            TOTAL PORTFOLIO INVESTMENTS (98.12%)        60,364,359      582,151,087     642,515,446
                                     Cash, receivables and other assets,
                                       net of liabilities (1.88%)
                                                                                         1,283,141       11,020,695      12,303,836
                                                      TOTAL NET ASSETS (100.00%)       $61,647,500    $ 593,171,782  $  654,819,282
                                                                                     ===============================================

(1)  Non-income producing security.
(2) Security or a portion of the security was pledged to cover margin requirements for futures contracts.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                                               $ 5,718,091    $  49,969,383   $  55,687,474
Unrealized Depreciation                                                                (2,630,539)     (25,398,733)    (28,029,272)
Net Unrealized Appreciation (Depreciation)                                              3,087,552       24,570,650      27,658,202
Cost for federal income tax purposes                                                  $57,276,807    $ 557,580,437   $ 614,857,244

                                                                                             Opening        Current      Unrealized
                                        Contract Type                           Commitment Market Value   Market Value   Gain (Loss)
                                        FUTURES CONTRACTS
Principal Partners LargeCap Blend        7 S&P 500 eMini December 2004 Futures   Buy         $  389,505  $   395,605     $   6,100
  Fund, Inc.
Partners LargeCap Blend Fund            14 S&P 500 December 2004 Futures         Buy         $3,911,975  $  3,956,050    $  44,075


                                 INVESTMENTS BY SECTOR (UNAUDITED)


       Percentage of Total Value                  Sector                                   Value
----------------------------------------------------------------------------------------------------------------------
20.28%          20.29%        20.29%      Consumer, Non-cyclical    $  12,321,059    $ 118,897,094      $   131,218,153
 19.63           19.56         19.56      Financial                    11,926,093                           126,547,187
                                                                                       114,621,094
 11.96           11.96         11.96      Technology                    7,264,592                            77,392,586
                                                                                        70,127,994
 11.43           11.15         11.17      Communications                6,943,661                            72,277,957
                                                                                        65,334,296
 10.67            10.6         10.61      Consumer, Cyclical            6,482,260                            68,638,696
                                                                                        62,156,436
 10.32           10.37         10.36      Industrial                    6,270,580                            67,029,470
                                                                                        60,758,890
  7.29            7.34          7.34      Energy                        4,429,322                            47,455,369
                                                                                        43,026,047
  3.59             3.8          3.79      Basic Materials               2,184,868                            24,485,416
                                                                                        22,300,548
  3.12            3.22          3.21      Utilities                     1,896,302                            20,742,965
                                                                                        18,846,663
  1.06            1.04          1.04      Government                      645,622                             6,727,647
                                                                                         6,082,025
  0.65            0.67          0.67      Futures Contracts               395,605                             4,351,655
                                                                                         3,956,050
                                                          TOTAL     $  60,759,964    $ 586,107,137      $   646,867,101
                                                                    =====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL                                          COMBINED
                           LARGECAP        LARGECAP                           LARGECAP
                          STOCK INDEX      S&P 500        PRO FORMA           S&P 500
                          FUND, INC.      INDEX FUND   ADJUSTMENTS/(D)/      INDEX FUND
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Investment in
 affiliated
 securities--at cost..  $     54,798     $    490,837     $      --       $    545,635
Investment in
 securities--at cost..    71,579,926      488,596,162            --        560,176,088
                        ------------     ------------     ---------       ------------
TOTAL INVESTMENTS--AT
 COST ................  $ 71,634,724     $489,086,999     $      --       $560,721,723
                        ============     ============     =========       ============
ASSETS
Investment in
 affiliated
 securities--at value.  $     71,140     $    560,472     $      --       $    631,612
Investment in
 securities--at value.   67,148,994/(c)/  518,733,704            --        585,882,698/(c)/
Cash..................        17,950          100,480            --            118,430
Receivables:
 Capital Shares sold..        17,007        1,482,859            --          1,499,866
 Dividends and
  interest............        73,921          686,967            --            760,888
 Expense reimbursement
  from Manager........           239               --            --                239
 Investment securities
  sold................        39,542          225,955            --            265,497
Variation margin on
 futures contracts....         4,725           43,875            --             48,600
Other assets..........           308               --            --                308
Prepaid expenses......            39               --            --                 39
                        ------------     ------------     ---------       ------------
          Total Assets    67,373,865      521,834,312            --        589,208,177
LIABILITIES
Accrued management and
 investment advisory
 fees.................         4,374           14,723            --             19,097
Accrued administrative
 service fees.........            --            7,236            --              7,236
Accrued distribution
 fees.................         2,693           30,585            --             33,278
Accrued service fees..            --            9,006            --              9,006
Accrued transfer and
 administrative fees..        38,162           94,846            --            133,008
Accrued other expenses        30,516           21,471            --             51,987
Payables:
 Capital Shares
  reacquired..........        25,146          231,143            --            256,289
 Investment securities
  purchased...........            --          326,720            --            326,720
 Reorganization costs.            --               --        25,137             25,137
Collateral obligation
 on securities loaned,
 at value.............     1,130,000               --            --          1,130,000
                        ------------     ------------     ---------       ------------
     Total Liabilities     1,230,891          735,730        25,137          1,991,758
                        ------------     ------------     ---------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 66,142,974     $521,098,582     $ (25,137)      $587,216,419
                        ============     ============     =========       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 72,729,385     $454,205,405     $      --       $526,934,790
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....       354,642        5,673,190       (25,137)         6,002,695
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (2,533,588)      30,852,795            --         28,319,207
Net unrealized
 appreciation
 (depreciation) of
 investments..........    (4,407,465)      30,367,192            --         25,959,727
                        ------------     ------------     ---------       ------------
      Total Net Assets  $ 66,142,974     $521,098,582     $ (25,137)      $587,216,419
                        ============     ============     =========       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   100,000,000      278,000,000            --        278,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........           N/A     $ 91,854,400           N/A       $ 91,854,400
  Shares issued and
 outstanding..........                     10,559,987                       10,559,987
  Net asset value per
 share................                   $       8.70                     $       8.70
                                         ============                     ============

Advisors Select: Net
 Assets...............           N/A     $ 50,013,468           N/A       $ 50,013,468
  Shares issued and
 outstanding..........                      5,755,211                        5,755,211
  Net asset value per
 share................                   $       8.69                     $       8.69
                                         ============                     ============

Class A: Net Assets...  $ 53,384,398              N/A     $ (25,137)      $ 53,359,261
  Shares issued and
 outstanding..........     6,363,291                       (208,820)         6,154,471
  Net asset value per
 share................  $       8.39                             --       $       8.67
  Maximum offering
 price per share /(a)/  $       8.52                             --       $       8.80
                        ============                             ==       ============

Class B: Net Assets...  $ 12,758,576              N/A            --       $ 12,758,576
  Shares issued and
 outstanding..........     1,521,918                        (50,111)         1,471,807
  Net asset value per
 share /(b)/..........  $       8.38                             --       $       8.67
                        ============                             ==       ============

Class J: Net Assets...           N/A     $247,010,310           N/A       $247,010,310
  Shares issued and
 outstanding..........                     28,646,150                       28,646,150
  Net asset value per
 share /(b)/..........                   $       8.62                     $       8.62
                                         ============                     ============

Institutional: Net
 Assets...............           N/A     $     10,203           N/A       $     10,203
  Shares issued and
 outstanding..........                          1,177                            1,177
  Net asset value per
 share................                   $       8.67                     $       8.67
                                         ============                     ============

Preferred: Net Assets.           N/A     $122,210,003           N/A       $122,210,003
  Shares issued and
 outstanding..........                     13,960,517                       13,960,517
  Net asset value per
 share................                   $       8.75                     $       8.75
                                         ============                     ============

Select: Net Assets....           N/A     $ 10,000,198           N/A       $ 10,000,198
  Shares issued and
 outstanding..........                      1,147,016                        1,147,016
  Net asset value per
 share................                   $       8.72                     $       8.72
                                         ============                     ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL                                    COMBINED
                          LARGECAP     LARGECAP                       LARGECAP
                        STOCK INDEX     S&P 500      PRO FORMA         S&P 500
                        FUND, INC.    INDEX FUND    ADJUSTMENTS      INDEX FUND
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends from
  affiliates..........  $      713   $     5,817   $      --        $     6,530
 Dividends............   1,010,972     9,809,424          --         10,820,396
 Interest.............      24,346       276,642          --            300,988
 Securities lending...         933            --          --                933
                        ----------   -----------   ---------        -----------
          Total Income   1,036,964    10,091,883          --         11,128,847
Expenses:
 Management and
  investment advisory
  fees................     216,322       899,740    (123,692)/(A)/      992,370
 Distribution fees -
  Advisors Preferred..          --       174,854          --            174,854
 Distribution fees -
  Advisors Select.....          --       105,244          --            105,244
 Distribution fees -
  Class A.............      75,010            --          --             75,010
 Distribution fees -
  Class B.............      54,092            --          --             54,092
 Distribution fees -
  Class J.............          --     1,037,666          --          1,037,666
 Distribution fees -
  Select..............          --         7,360          --              7,360
 Administrative
  service fees -
  Advisors Preferred..          --       104,914          --            104,914
 Administrative
  service fees -
  Advisors Select.....          --        70,163          --             70,163
 Administrative
  service fees -
  Preferred...........          --       120,801          --            120,801
 Administrative
  service fees -
  Select..............          --         9,569          --              9,569
 Registration fees -
  Class A.............      11,499            --          --             11,499
 Registration fees -
  Class B.............      11,750            --          --             11,750
 Registration fees -
  Class J.............          --        29,472          --             29,472
 Service fees -
  Advisors Preferred..          --       118,901          --            118,901
 Service fees -
  Advisors Select.....          --        87,703          --             87,703
 Service fees -
  Preferred...........          --       164,728          --            164,728
 Service fees - Select          --        11,041          --             11,041
 Shareholder reports -
  Class A.............       8,419            --          --              8,419
 Shareholder reports -
  Class B.............       2,468            --          --              2,468
 Shareholder reports -
  Class J.............          --        51,654          --             51,654
 Transfer and
  administrative fees
  - Class A...........      52,281            --          --             52,281
 Transfer and
  administrative fees
  - Class B...........      14,758            --          --             14,758
 Transfer and
  administrative fees
  - Class J...........          --       436,669          --            436,669
 Auditing and legal
  fees................       7,803            --      (7,803)/(B)/           --
 Custodian fees.......      22,326            --     (22,326)/(B)/           --
 Directors' expenses..       1,971            --      (1,971)/(B)/           --
 Registration fees....      20,825            --          --             20,825
 Transfer and
  administrative fees.     170,697            --      1,129/(B)/        171,826
 Other expenses.......       4,023            --      (4,023)/(B)/           --
 Other expenses -
  Class J.............          --             1          --                  1
                        ----------   -----------   ---------        -----------
Total Gross Expenses.      674,244     3,430,480    (158,686)         3,946,038
 Less: Reimbursement
  from Manager - Class
  A...................      56,476            --     (56,476)/(C)/           --
 Less: Reimbursement
  from Manager - Class
  B...................      20,337            --     (20,337)/(C)/           --
                        ----------   -----------   ---------        -----------
    Total Net Expenses     597,431     3,430,480     (81,873)         3,946,038
                        ----------   -----------   ---------        -----------
 Net Investment Income
      (Operating Loss)     439,533     6,661,403      81,873          7,182,809

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      72,450    32,655,099          --         32,727,549
 Investment
  transactions in
  affiliates..........          60        54,896          --             54,956
 Futures contracts....     118,071      (767,802)         --           (649,731)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   3,742,706    (1,386,829)         --          2,355,877
 Investments in
  affiliates...........      11,205        44,977          --             56,182
 Futures contracts.....     (30,450)     (100,992)         --           (131,442)
                         ----------   -----------   ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   3,914,042    30,499,349          --         34,413,391
                         ----------   -----------   ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $4,353,575   $37,160,752   $  81,873        $41,596,200
                         ==========   ===========   =========        ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
/(c) /Elimination of Manager's voluntary reimbursement.  Total operating expenses are below expense limit.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
  Principal    LargeCap                                                                     Principal       LargeCap
   LargeCap     S&P 500                                                                      LargeCap        S&P 500
 Stock Index    Index                                                                      Stock Index       Index
  Fund, Inc.     Fund        Combined                                                       Fund, Inc.        Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------

                                           COMMON STOCKS (96.20%)
                                           ADVERTISING AGENCIES (0.18%)
     2,539         19,992           22,531  Interpublic Group (1)                           $31,128        $245,102      $276,230
     1,125          8,868            9,993  Omnicom Group                                    88,763         699,685       788,448
                                           AEROSPACE & DEFENSE (0.76%)
     5,047         39,756           44,803  Boeing                                          251,845       1,983,824     2,235,669
     2,156         16,979           19,135  Northrop Grumman                                111,573         878,663       990,236
     2,712         21,363           24,075  Raytheon                                         98,934         779,322       878,256
     1,065          8,384            9,449  Rockwell Collins                                 37,776         297,381       335,157
                                           AEROSPACE & DEFENSE EQUIPMENT (0.87%)
     1,203          9,468           10,671  General Dynamics                                122,850         966,872     1,089,722
       717          5,622            6,339  Goodrich                                         22,105         173,326       195,431
     2,674         21,070           23,744  Lockheed Martin                                 147,311       1,160,746     1,308,057
     3,076         24,231           27,307  United Technologies                             285,514       2,249,122     2,534,636
                                           AGRICULTURAL OPERATIONS (0.10%)
     1,606         12,646           14,252  Monsanto                                         68,657         540,616       609,273
                                           AIRLINES (0.12%)
       758          5,948            6,706  Delta Air Lines (1) (2)                           4,131          32,417        36,548
     4,751         37,424           42,175  Southwest Airlines                               74,923         590,176       665,099
                                           APPAREL MANUFACTURERS (0.21%)
     1,132          8,912           10,044  Coach (1)                                        52,785         415,567       468,352
       749          5,905            6,654  Jones Apparel Group                              26,440         208,446       234,886
       647          5,101            5,748  Liz Claiborne                                    26,449         208,529       234,978
       664          5,221            5,885  VF                                               35,743         281,046       316,789
                                           APPLIANCES (0.05%)
       475          3,737            4,212  Maytag (2)                                        8,265          65,024        73,289
       399          3,145            3,544  Whirlpool                                        23,441         184,769       208,210
                                           APPLICATIONS SOFTWARE (2.99%)
     1,018          8,010            9,028  Citrix Systems (1)                               24,564         193,281       217,845
     2,322         18,290           20,612  Compuware (1)                                    13,444         105,899       119,343
     1,152          9,071           10,223  Intuit (1)                                       52,255         411,461       463,716
       562          4,411            4,973  Mercury Interactive (1)                          24,408         191,570       215,978
    65,364        514,953          580,317  Microsoft                                     1,829,538      14,413,534    16,243,072
     1,634         12,746           14,380  Parametric Technology (1)                         8,480          66,152        74,632
     3,039         23,941           26,980  Siebel Systems (1)                               28,871         227,439       256,310
                                           ATHLETIC FOOTWEAR (0.21%)
     1,584         12,472           14,056  Nike                                            128,795       1,014,098     1,142,893
       355          2,801            3,156  Reebok International                             13,135         103,637       116,772
                                           AUTO-CARS & LIGHT TRUCKS (0.41%)
    11,001         86,662           97,663  Ford Motor                                      143,343       1,129,206     1,272,549
     3,395         26,747           30,142  General Motors                                  130,877       1,031,097     1,161,974
                                           AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
       420          3,305            3,725  Navistar International (1)                       14,511         114,188       128,699
     1,043          8,220            9,263  Paccar                                           72,290         569,728       642,018
                                           AUTO/TRUCK PARTS & EQUIPMENT-
                                           ORIGINAL (0.07%)
       899          7,072            7,971  Dana                                             13,404         105,444       118,848
     3,374         26,579           29,953  Delphi Automotive Systems                        28,375         223,529       251,904
       790          6,136            6,926  Visteon                                           5,617          43,627        49,244
                                           BEVERAGES-NON-ALCOHOLIC (1.80%)
    14,587        114,914          129,501  Coca-Cola                                       593,108       4,672,403     5,265,511
     2,820         22,212           25,032  Coca-Cola Enterprises                            58,966         464,453       523,419
     1,528         12,046           13,574  Pepsi Bottling Group                             42,845         337,770       380,615
    10,183         80,232           90,415  Pepsico                                         504,873       3,977,903     4,482,776
                                           BEVERAGES-WINE & SPIRITS (0.05%)
       731          5,752            6,483  Brown-Forman                                     32,822         258,265       291,087
                                           BREWERY (0.39%)
       227          1,769            1,996  Adolph Coors                                     15,141         117,992       133,133
     4,816         37,936           42,752  Anheuser-Busch                                  240,559       1,894,903     2,135,462
                                           BROADCASTING SERVICES &
                                           PROGRAMMING (0.18%)
     3,547         27,944           31,491  Clear Channel Communications                    118,470         933,330     1,051,800
                                           BUILDING & CONSTRUCTION PRODUCTS-
                                           MISCELLANEOUS (0.18%)
     2,605         20,520           23,125  Masco                                            89,247         703,015       792,262
       616          4,842            5,458  Vulcan Materials                                 30,665         241,035       271,700
                                           BUILDING PRODUCTS-AIR & HEATING (0.07%)
     1,286         10,130           11,416  American Standard (1)                            47,029         370,454       417,483
                                           BUILDING-MAINTENANCE & SERVICE (0.08%)
     1,548         12,192           13,740  Ecolab                                           52,400         412,699       465,099
                                           BUILDING-RESIDENTIAL & COMMERCIAL (0.16%)
       743          5,852            6,595  Centex                                           38,591         303,953       342,544
       278          2,192            2,470  KB Home                                          22,866         180,292       203,158
       763          6,010            6,773  Pulte                                            41,873         329,829       371,702
                                           CABLE TV (0.60%)
    13,435        105,846          119,281  Comcast (1)                                     396,332       3,122,457     3,518,789
                                           CASINO HOTELS (0.06%)
       672          5,301            5,973  Harrah's Entertainment                           39,325         310,215       349,540
                                           CASINO SERVICES (0.10%)
     2,071         16,322           18,393  International Game Technology                    68,426         539,279       607,705
                                           CELLULAR TELECOMMUNICATIONS (0.27%)
     6,694         52,739           59,433  Nextel Communications (1)                       177,324       1,397,056     1,574,380
                                           CHEMICALS-DIVERSIFIED (0.96%)
     5,648         44,493           50,141  Dow Chemical                                    253,821       1,999,515     2,253,336
     6,000         47,261           53,261  E. I. Du Pont de Nemours                        257,220       2,026,079     2,283,299
     1,033          8,135            9,168  PPG Industries                                   65,854         518,606       584,460
     1,350         10,625           11,975  Rohm & Haas                                      57,226         450,394       507,620
                                           CHEMICALS-SPECIALTY (0.13%)
       472          3,687            4,159  Eastman Chemical                                 22,406         175,022       197,428
       748          5,890            6,638  Engelhard                                        21,168         166,687       187,855
       309          2,405            2,714  Great Lakes Chemical                              7,917          61,616        69,533
       670          5,293            5,963  Hercules (1)                                      9,568          75,584        85,152
       416          3,272            3,688  Sigma-Aldrich                                    23,146         182,054       205,200
                                           CIRCUIT BOARDS (0.04%)
     1,209          9,517           10,726  Jabil Circuit (1)                                29,391         231,358       260,749
                                           COATINGS & PAINT (0.06%)
       856          6,742            7,598  Sherwin-Williams                                 36,568         288,018       324,586
                                           COMMERCIAL BANKS (1.06%)
     2,127         16,753           18,880  AmSouth Bancorp                                  56,131         442,112       498,243
     3,333         26,258           29,591  BB&T                                            137,020       1,079,466     1,216,486
       743          5,848            6,591  First Horizon National                           32,157         253,101       285,258
       704          5,545            6,249  M&T Bank                                         72,512         571,135       643,647
     1,340         10,553           11,893  Marshall & Ilsley                                56,240         442,909       499,149
     1,873         14,755           16,628  North Fork Bancorp                               82,599         650,696       733,295
     2,778         21,885           24,663  Regions Financial                                97,452         767,726       865,178
     2,001         15,764           17,765  SouthTrust                                       87,184         686,837       774,021
     1,858         14,653           16,511  Synovus Financial                                50,519         398,415       448,934
       539          4,239            4,778  Zions Bancorp                                    35,666         280,495       316,161
                                           COMMERCIAL SERVICE-FINANCE (0.34%)
       304          2,368            2,672  Deluxe                                           11,579          90,197       101,776
       819          6,451            7,270  Equifax                                          21,417         168,694       190,111
       991          7,808            8,799  H&R Block                                        47,122         371,271       418,393
       889          7,009            7,898  Moody's                                          69,173         545,370       614,543
     2,274         17,907           20,181  Paychex                                          74,574         587,242       661,816
                                           COMMERCIAL SERVICES (0.02%)
       857          6,750            7,607  Convergys (1)                                    11,150          87,818        98,968
                                           COMPUTER AIDED DESIGN (0.05%)
       683          5,375            6,058  Autodesk                                         36,028         283,531       319,559
                                           COMPUTER SERVICES (0.35%)
       769          6,060            6,829  Affiliated Computer Services (1)                 41,949         330,573       372,522
     1,135          8,937           10,072  Computer Sciences (1)                            56,375         443,901       500,276
     3,081         24,266           27,347  Electronic Data Systems                          65,533         516,138       581,671
     1,734         13,658           15,392  Sungard Data Systems (1)                         45,934         361,800       407,734
     2,014         15,858           17,872  Unisys (1)                                       21,389         168,412       189,801
                                           COMPUTERS (2.22%)
     2,331         18,373           20,704  Apple Computer (1)                              122,447         965,134     1,087,581
     2,241         17,651           19,892  Gateway (1)                                      13,110         103,258       116,368
    18,154        143,028          161,182  Hewlett-Packard                                 338,754       2,668,903     3,007,657
    10,071         79,340           89,411  International Business Machines                 903,872       7,120,765     8,024,637
    19,996        157,529          177,525  Sun Microsystems (1)                             90,582         713,606       804,188
                                           COMPUTERS-INTEGRATED SYSTEMS (0.84%)
    15,008        118,244          133,252  Dell (1)                                        526,181       4,145,635     4,671,816
       567          4,461            5,028  NCR (1)                                          31,950         251,377       283,327
                                           COMPUTERS-MEMORY DEVICES (0.37%)
    14,455        113,890          128,345  EMC (1)                                         186,036       1,465,765     1,651,801
     2,603         20,498           23,101  Veritas Software (1)                             56,953         448,496       505,449
                                           COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
       779          6,133            6,912  Lexmark International (1)                        64,743         509,714       574,457
                                           CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
     1,282         10,089           11,371  Clorox                                           69,997         550,860       620,857
       865          6,821            7,686  Fortune Brands                                   62,990         496,705       559,695
                                           CONTAINERS-METAL & GLASS (0.04%)
       676          5,321            5,997  Ball                                             26,939         212,042       238,981
                                           CONTAINERS-PAPER & PLASTIC (0.10%)
       643          5,063            5,706  Bemis                                            17,020         134,017       151,037
       903          7,117            8,020  Pactiv (1)                                       21,392         168,602       189,994
       505          3,976            4,481  Sealed Air (1)                                   25,018         196,971       221,989
                                           COSMETICS & TOILETRIES (2.28%)
       546          4,295            4,841  Alberto-Culver                                   24,494         192,674       217,168
     2,844         22,395           25,239  Avon Products                                   112,480         885,722       998,202
     3,193         25,152           28,345  Colgate-Palmolive                               142,472       1,122,282     1,264,754
     6,024         47,449           53,473  Gillette                                        249,875       1,968,185     2,218,060
       567          4,462            5,029  International Flavors & Fragrances               22,141         174,241       196,382
     2,972         23,420           26,392  Kimberly-Clark                                  177,339       1,397,471     1,574,810
    15,282        120,404          135,686  Procter & Gamble                                782,133       6,162,277     6,944,410
                                           CRUISE LINES (0.29%)
     3,806         29,983           33,789  Carnival                                        192,431       1,515,940     1,708,371
                                           DATA PROCESSING & MANAGEMENT (0.62%)
     3,511         27,666           31,177  Automatic Data Processing                       152,342       1,200,428     1,352,770
     5,154         40,611           45,765  First Data                                      212,757       1,676,422     1,889,179
     1,174          9,248           10,422  Fiserv (1)                                       41,724         328,674       370,398
                                           DISPOSABLE MEDICAL PRODUCTS (0.05%)
       631          4,964            5,595  C.R. Bard                                        35,841         281,955       317,796
                                           DISTRIBUTION-WHOLESALE (0.11%)
     1,052          8,287            9,339  Genuine Parts                                    41,964         330,568       372,532
       547          4,310            4,857  W.W. Grainger                                    32,049         252,523       284,572
                                           DIVERSIFIED MANUFACTURING
                                           OPERATIONS (5.45%)
     4,706         37,069           41,775  3M                                              365,044       2,875,442     3,240,486
       569          4,484            5,053  Cooper Industries                                36,359         286,528       322,887
       355          2,794            3,149  Crane                                             9,894          77,869        87,763
     1,853         14,599           16,452  Danaher                                         102,156         804,843       906,999
     1,223          9,629           10,852  Dover                                            48,027         378,131       426,158
       911          7,174            8,085  Eaton                                            58,258         458,777       517,035
    63,473        500,060          563,533  General Electric (3)                          2,165,699      17,062,047    19,227,746
     5,168         40,710           45,878  Honeywell International                         174,058       1,371,113     1,545,171
     1,817         14,315           16,132  Illinois Tool Works                             167,673       1,320,988     1,488,661
       555          4,370            4,925  ITT Industries                                   45,033         354,582       399,615
       833          6,564            7,397  Textron                                          56,769         447,336       504,105
    12,077         95,140          107,217  Tyco International                              376,199       2,963,611     3,339,810
                                           DIVERSIFIED OPERATORS-COMMERCIAL
                                           SERVICES (0.20%)
     6,346         49,999           56,345  Cendant                                         130,664       1,029,479     1,160,143
                                           DRUG DELIVERY SYSTEMS (0.05%)
       939          7,390            8,329  Hospira (1)                                      29,963         235,815       265,778
                                           E-COMMERCE-SERVICES (0.62%)
     3,974         31,306           35,280  eBay (1)                                        387,902       3,055,779     3,443,681
       714          5,617            6,331  Monster Worldwide (1)                            20,028         157,557       177,585
                                           ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
     2,526         19,898           22,424  Emerson Electric                                161,790       1,274,467     1,436,257
     1,140          8,981           10,121  Molex                                            33,710         265,568       299,278
                                           ELECTRIC-GENERATION (0.06%)
     3,884         30,615           34,499  AES (1)                                          42,336         333,704       376,040
                                           ELECTRIC-INTEGRATED (2.61%)
       824          6,493            7,317  Allegheny Energy (1) (2)                         15,087         118,887       133,974
     1,168          9,201           10,369  Ameren                                           56,064         441,648       497,712
     2,379         18,738           21,117  American Electric Power                          78,340         617,042       695,382
     1,850         14,565           16,415  CenterPoint Energy (2)                           19,444         153,078       172,522
     1,086          8,552            9,638  Cinergy                                          42,919         337,975       380,894
     1,141          8,987           10,128  CMS Energy (1)                                   10,680          84,118        94,798
     1,452         11,435           12,887  Consolidated Edison                              63,089         496,851       559,940
     1,054          8,309            9,363  Constellation Energy Group                       42,814         337,512       380,326
     1,986         15,639           17,625  Dominion Resources                              127,740       1,005,901     1,133,641
     1,044          8,227            9,271  DTE Energy                                       44,589         351,375       395,964
     5,637         44,414           50,051  Duke Energy                                     138,276       1,089,475     1,227,751
     1,959         15,430           17,389  Edison International                             59,750         470,615       530,365
     1,364         10,746           12,110  Entergy                                          89,151         702,359       791,510
     3,969         31,265           35,234  Exelon                                          157,252       1,238,719     1,395,971
     1,983         15,621           17,604  FirstEnergy                                      81,957         645,616       727,573
     1,115          8,773            9,888  FPL Group                                        76,824         604,460       681,284
     1,585         12,478           14,063  NiSource                                         33,998         267,653       301,651
     2,410         18,987           21,397  PG&E (1)                                         77,216         608,343       685,559
       549          4,324            4,873  Pinnacle West Capital                            23,398         184,289       207,687
     1,137          8,946           10,083  PPL                                              59,124         465,192       524,316
     1,484         11,688           13,172  Progress Energy                                  61,289         482,714       544,003
     1,426         11,235           12,661  Public Service Enterprise Group                  60,733         478,499       539,232
     4,438         34,961           39,399  Southern                                        140,196       1,104,418     1,244,614
     1,195          9,414           10,609  TECO Energy                                      16,730         131,796       148,526
     1,784         14,056           15,840  TXU                                             109,217         860,508       969,725
     2,404         18,936           21,340  XCEL Energy                                      41,108         323,806       364,914
                                           ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
       510          3,970            4,480  Power-One (1)                                     3,580          27,869        31,449
                                           ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%
     3,133         24,682           27,815  Sanmina (1)                                      25,064         197,456       222,520
     5,782         45,546           51,328  Solectron (1)                                    30,182         237,750       267,932
                                           ELECTRONIC COMPONENTS-
                                           SEMICONDUCTOR (2.20%)
     2,135         16,809           18,944  Advanced Micro Devices (1)                       35,911         282,727       318,638
     2,234         17,606           19,840  Altera (1)                                       50,779         400,184       450,963
     1,901         14,830           16,731  Applied Micro Circuits (1)                        6,920          53,981        60,901
     1,936         15,253           17,189  Broadcom (1)                                     52,369         412,594       464,963
    38,564        303,827          342,391  Intel                                           858,435       6,763,189     7,621,624
     2,330         18,229           20,559  LSI Logic (1)                                    10,601          82,942        93,543
     3,677         28,960           32,637  Micron Technology (1) (2)                        44,786         352,733       397,519
     2,154         16,959           19,113  National Semiconductor (1)                       35,972         283,215       319,187
     1,001          7,887            8,888  Nvidia (1)                                       14,484         114,125       128,609
     1,065          8,380            9,445  PMC - Sierra (1)                                 10,927          85,979        96,906
       555          4,374            4,929  QLogic (1)                                       18,037         142,155       160,192
    10,407         81,987           92,394  Texas Instruments                               254,451       2,004,582     2,259,033
     2,087         16,438           18,525  Xilinx                                           63,862         503,003       566,865
                                           ELECTRONIC FORMS (0.12%)
     1,442         11,356           12,798  Adobe Systems                                    80,795         636,277       717,072
                                           ELECTRONIC MEASUREMENT
                                           INSTRUMENTS (0.14%)
     2,919         22,999           25,918  Agilent Technologies (1)                         73,150         576,355       649,505
       551          4,339            4,890  Tektronix                                        16,712         131,602       148,314
                                           ENGINEERING-RESEARCH & DEVELOPMENT
                                           SERVICES (0.04%)
       502          3,950            4,452  Fluor                                            23,313         183,438       206,751
                                           ENGINES-INTERNAL COMBUSTION (0.03%)
       266          2,097            2,363  Cummins Engine                                   18,641         146,958       165,599
                                           ENTERPRISE SOFTWARE & SERVICE (0.88%)
     1,342         10,565           11,907  BMC Software (1)                                 25,391         199,890       225,281
     3,519         27,722           31,241  Computer Associates International                97,512         768,176       865,688
     2,326         18,313           20,639  Novell (1)                                       16,724         131,670       148,394
    31,085        244,898          275,983  Oracle (1)                                      393,536       3,100,409     3,493,945
     2,207         17,375           19,582  Peoplesoft (1)                                   45,839         360,879       406,718
                                           ENTERTAINMENT SOFTWARE (0.12%)
     1,827         14,382           16,209  Electronic Arts (1)                              82,069         646,039       728,108
                                           FIDUCIARY BANKS (0.56%)
     4,677         36,848           41,525  Bank of New York                                151,815       1,196,086     1,347,901
     2,549         20,081           22,630  Mellon Financial                                 73,666         580,341       654,007
     1,322         10,410           11,732  Northern Trust                                   56,238         442,842       499,080
     2,022         15,925           17,947  State Street                                     91,091         717,421       808,512
                                           FILTRATION & SEPARATION PRODUCTS (0.03%)
       753          5,924            6,677  Pall                                             19,473         153,195       172,668
                                           FINANCE-COMMERCIAL (0.08%)
     1,271         10,016           11,287  CIT Group                                        51,348         404,646       455,994
                                           FINANCE-CONSUMER LOANS (0.18%)
     2,620         20,648           23,268  SLM                                             118,581         934,528     1,053,109
                                           FINANCE-CREDIT CARD (1.11%)
     7,621         60,045           67,666  American Express                                404,446       3,186,588     3,591,034
     1,452         11,438           12,890  Capital One Financial                           107,100         843,667       950,767
     7,682         60,512           68,194  MBNA                                            196,890       1,550,923     1,747,813
     1,760         13,862           15,622  Providian Financial (1)                          27,368         215,554       242,922
                                           FINANCE-INVESTMENT BANKER &
                                           BROKER (3.90%)
       619          4,881            5,500  Bear Stearns                                     58,650         462,475       521,125
     8,215         64,719           72,934  Charles Schwab                                   75,167         592,179       667,346
    31,142        245,348          276,490  Citigroup                                     1,381,771      10,886,091    12,267,862
     2,922         23,015           25,937  Goldman Sachs Group                             287,466       2,264,216     2,551,682
     1,631         12,850           14,481  Lehman Brothers Holdings                        133,987       1,055,627     1,189,614
     5,647         44,494           50,141  Merrill Lynch                                   304,599       2,400,006     2,704,605
     6,604         52,023           58,627  Morgan Stanley                                  337,399       2,657,855     2,995,254
                                           FINANCE-MORTGAGE LOAN/BANKER (1.20%)
     3,386         26,669           30,055  Countrywide Credit Industries                   108,115         851,541       959,656
     4,130         32,537           36,667  Federal Home Loan Mortgage                      275,058       2,166,965     2,442,023
     5,819         45,841           51,660  Federal National Mortgage Association           408,203       3,215,746     3,623,949
                                           FINANCIAL GUARANTEE INSURANCE (0.21%)
       652          5,136            5,788  Ambac Financial Group                            50,895         400,916       451,811
       860          6,783            7,643  MBIA                                             49,760         392,464       442,224
       593          4,666            5,259  MGIC Investment                                  38,136         300,071       338,207
                                           FOOD-CONFECTIONERY (0.25%)
     1,480         11,663           13,143  Hershey Foods                                    75,021         591,197       666,218
     1,352         10,644           11,996  Wm. Wrigley Jr.                                  88,421         696,118       784,539
                                           FOOD-FLOUR & GRAIN (0.11%)
     3,914         30,829           34,743  Archer Daniels Midland                           75,814         597,158       672,972
                                           FOOD-MISCELLANEOUS/DIVERSIFIED (0.87%)
     2,468         19,440           21,908  Campbell Soup                                    66,241         521,770       588,011
     3,178         25,026           28,204  ConAgra Foods                                    83,899         660,686       744,585
     2,286         18,006           20,292  General Mills                                   101,155         796,765       897,920
     2,100         16,550           18,650  H.J. Heinz                                       76,335         601,593       677,928
     2,486         19,579           22,065  Kellogg                                         106,898         841,897       948,795
       825          6,491            7,316  McCormick                                        29,230         229,976       259,206
     4,770         37,570           42,340  Sara Lee                                        111,046         874,630       985,676
                                           FOOD-RETAIL (0.26%)
     2,211         17,419           19,630  Albertson's                                      50,433         397,327       447,760
     4,444         35,005           39,449  Kroger (1)                                       67,149         528,926       596,075
     2,687         21,166           23,853  Safeway (1)                                      49,011         386,068       435,079
       866          6,727            7,593  Winn-Dixie Stores (2)                             2,979          23,141        26,120
                                           FOOD-WHOLESALE & DISTRIBUTION (0.22%)
       822          6,439            7,261  Supervalu                                        24,241         189,886       214,127
     3,844         30,284           34,128  Sysco                                           124,046         977,265     1,101,311
                                           FORESTRY (0.06%)
     1,103          8,681            9,784  Plum Creek Timber                                40,028         315,033       355,061
                                           GAS-DISTRIBUTION (0.16%)
       964          7,586            8,550  KeySpan                                          38,512         303,060       341,572
       265          2,086            2,351  Nicor (2)                                         9,943          78,267        88,210
       229          1,782            2,011  Peoples Energy (2)                                9,796          76,234        86,030
     1,394         10,978           12,372  Sempra Energy                                    46,755         368,202       414,957
                                           GOLD MINING (0.19%)
     2,666         20,998           23,664  Newmont Mining                                  126,688         997,825     1,124,513
                                           HEALTH CARE COST CONTAINMENT (0.20%)
     2,800         22,069           24,869  Caremark Rx (1)                                  83,916         661,408       745,324
     1,765         13,904           15,669  McKesson                                         47,055         370,681       417,736
                                           HOME DECORATION PRODUCTS (0.05%)
     1,653         13,019           14,672  Newell Rubbermaid                                35,639         280,690       316,329
     1,153          9,078           10,231 HOME FURNISHINGS (0.05%)
                                            Leggett & Platt                                  32,434         255,364       287,798
                                           HOTELS & MOTELS (0.27%)
     2,315         18,231           20,546  Hilton Hotels                                    46,069         362,797       408,866
     1,378         10,840           12,218  Marriott International                           75,087         590,672       665,759
     1,252          9,858           11,110  Starwood Hotels & Resorts Worldwide              59,758         470,522       530,280
                                           HUMAN RESOURCES (0.04%)
     1,036          8,160            9,196  Robert Half International                        27,485         216,485       243,970
                                           IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
     1,439         11,335           12,774  Symbol Technologies                              21,139         166,511       187,650
                                           INDEPENDENT POWER PRODUCER (0.01%)
     3,203         25,234           28,437  Calpine (1)                                       7,975          62,833        70,808
                                           INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
     1,108          8,729            9,837  Rockwell International                           46,193         363,912       410,105
                                           INDUSTRIAL GASES (0.23%)
     1,367         10,764           12,131  Air Products & Chemicals                         72,697         572,429       645,126
     1,954         15,388           17,342  Praxair                                          82,459         649,374       731,833
                                           INSTRUMENTS-CONTROLS (0.22%)
     1,144          9,010           10,154  Johnson Controls                                 65,609         516,724       582,333
       718          5,656            6,374  Parker Hannifin                                  50,712         399,483       450,195
       981          7,732            8,713  Thermo Electron (1)                              28,449         224,228       252,677
                                           INSTRUMENTS-SCIENTIFIC (0.18%)
     1,214          9,558           10,772  Applied Biosystems Group                         23,163         182,367       205,530
       691          5,443            6,134  Fisher Scientific International (1)              39,636         312,210       351,846
       301          2,348            2,649  Millipore (1)                                    13,843         107,985       121,828
       771          6,068            6,839  PerkinElmer                                      15,836         124,637       140,473
       711          5,598            6,309  Waters (1)                                       29,357         231,141       260,498
                                           INSURANCE BROKERS (0.19%)
     1,899         14,958           16,857  Aon                                              38,759         305,293       344,052
     3,131         24,657           27,788  Marsh & McLennan                                 86,603         682,012       768,615
                                           INTERNET BROKERS (0.04%)
     2,244         17,678           19,922  E*trade Group (1)                                28,948         228,046       256,994
                                           INTERNET SECURITY (0.16%)
     1,895         14,926           16,821  Symantec (1)                                    107,901         849,886       957,787
                                           INVESTMENT MANAGEMENT & ADVISORY
                                           SERVICES (0.26%)
       652          5,133            5,785  Federated Investors                              18,902         148,806       167,708
     1,499         11,810           13,309  Franklin Resources                               90,869         715,922       806,791
     1,440         11,336           12,776  Janus Capital Group                              21,960         172,874       194,834
       765          6,027            6,792  T. Rowe Price Group                              42,664         336,126       378,790
                                           LEISURE & RECREATION PRODUCTS (0.04%)
       577          4,527            5,104  Brunswick                                        27,073         212,407       239,480
                                           LIFE & HEALTH INSURANCE (0.49%)
     3,049         24,019           27,068  Aflac                                           109,398         861,802       971,200
       820          6,463            7,283  Jefferson-Pilot                                  39,598         312,098       351,696
     1,058          8,334            9,392  Lincoln National                                 46,340         365,029       411,369
     1,884         14,843           16,727  Principal Financial Group (4)                    71,140         560,472       631,612
       659          5,194            5,853  Torchmark                                        35,599         280,580       316,179
     1,782         14,038           15,820  UnumProvident                                    24,342         191,759       216,101
                                           LINEN SUPPLY & RELATED ITEMS (0.07%)
     1,029          8,107            9,136  Cintas                                           44,391         349,736       394,127
                                           MACHINERY-CONSTRUCTION & MINING (0.25%)
     2,061         16,232           18,293  Caterpillar                                     165,993       1,307,325     1,473,318
                                           MACHINERY-FARM (0.14%)
     1,493         11,752           13,245  Deere                                            89,252         702,535       791,787
                                           MACHINERY-GENERAL INDUSTRY (0.11%)
     1,043          8,208            9,251  Ingersoll-Rand                                   71,383         561,756       633,139
                                           MEDICAL INFORMATION SYSTEM (0.05%)
     1,406         11,075           12,481  IMS Health                                       29,779         234,569       264,348
                                           MEDICAL INSTRUMENTS (1.25%)
     1,527         12,030           13,557  Biomet                                           71,280         561,560       632,840
     5,063         39,886           44,949  Boston Scientific (1)                           178,724       1,407,976     1,586,700
     1,892         14,898           16,790  Guidant                                         126,045         992,505     1,118,550
     7,271         57,280           64,551  Medtronic                                       371,621       2,927,581     3,299,202
     1,065          8,382            9,447  St. Jude Medical (1)                             81,547         641,809       723,356
                                           MEDICAL LABORATORY & TESTING
                                           SERVICE (0.08%)
       612          4,825            5,437  Quest Diagnostics                                53,574         422,381       475,955
                                           MEDICAL PRODUCTS (2.20%)
     3,697         29,117           32,814  Baxter International                            113,720         895,639     1,009,359
     1,506         11,866           13,372  Becton Dickinson                                 79,065         622,965       702,030
    17,843        140,576          158,419  Johnson & Johnson                             1,041,674       8,206,827     9,248,501
     2,413         19,003           21,416  Stryker                                         103,976         818,839       922,815
     1,473         11,605           13,078  Zimmer Holdings (1)                             114,290         900,432     1,014,722
                                           MEDICAL-BIOMEDICAL/GENE (1.00%)
     7,612         59,961           67,573  Amgen (1)                                       432,362       3,405,785     3,838,147
     2,035         16,026           18,061  Biogen Idec (1)                                 118,356         932,072     1,050,428
     1,129          8,890           10,019  Chiron (1)                                       36,602         288,214       324,816
     1,371         10,797           12,168  Genzyme (1)                                      71,936         566,518       638,454
                                           MEDICAL-DRUGS (5.25%)
     9,386         73,939           83,325  Abbott Laboratories                             400,125       3,152,019     3,552,144
       792          6,238            7,030  Allergan                                         56,676         446,391       503,067
    11,695         92,127          103,822  Bristol-Myers Squibb                            274,014       2,158,536     2,432,550
     6,797         53,546           60,343  Eli Lilly                                       373,223       2,940,211     3,313,434
     2,227         17,536           19,763  Forest Laboratories (1)                          99,324         782,106       881,430
     1,452         11,440           12,892  King Pharmaceuticals (1)                         15,841         124,810       140,651
     1,499         11,804           13,303  Medimmune (1)                                    42,602         335,470       378,072
    13,338        105,082          118,420  Merck                                           417,613       3,290,117     3,707,730
    45,392        357,620          403,012  Pfizer                                        1,314,098      10,353,099    11,667,197
     8,851         69,734           78,585  Schering-Plough                                 160,292       1,262,883     1,423,175
     8,019         63,171           71,190  Wyeth                                           317,953       2,504,730     2,822,683
                                           MEDICAL-GENERIC DRUGS (0.07%)
     1,616         12,727           14,343  Mylan Laboratories (2)                           27,827         219,159       246,986
       659          5,183            5,842  Watson Pharmaceutical (1)                        18,472         145,279       163,751
                                           MEDICAL-HMO (0.84%)
       924          7,272            8,196  Aetna                                            87,780         690,840       778,620
       840          6,611            7,451  Anthem (1)                                       67,536         531,524       599,060
       958          7,548            8,506  Humana (1)                                       18,346         144,544       162,890
     3,996         31,481           35,477  UnitedHealth Group                              289,310       2,279,225     2,568,535
       945          7,438            8,383  Wellpoint Health Networks (1)                    92,289         726,395       818,684
                                           MEDICAL-HOSPITALS (0.25%)
     2,902         22,859           25,761  HCA                                             106,591         839,611       946,202
     1,464         11,527           12,991  Health Management Associates                     30,246         238,148       268,394
     2,802         22,076           24,878  Tenet Healthcare (1)                             30,037         236,655       266,692
                                           MEDICAL-NURSING HOMES (0.03%)
       525          4,141            4,666  Manor Care                                       17,189         135,576       152,765
                                           MEDICAL-WHOLESALE DRUG
                                           DISTRIBUTION (0.24%)
       676          5,324            6,000  AmerisourceBergen                                37,207         293,033       330,240
     2,587         20,384           22,971  Cardinal Health                                 120,942         952,952     1,073,894
                                           METAL PROCESSORS & FABRICATION (0.02%)
       529          4,134            4,663  Worthington Industries                           10,501          82,060        92,561
                                           METAL-ALUMINUM (0.26%)
     5,230         41,196           46,426  Alcoa                                           169,975       1,338,870     1,508,845
                                           METAL-COPPER (0.08%)
       566          4,451            5,017  Phelps Dodge                                     49,548         389,641       439,189
                                           METAL-DIVERSIFIED (0.06%)
     1,065          8,384            9,449  Freeport-McMoran Copper & Gold                   38,574         303,668       342,242
                                           MISCELLANEOUS INVESTING (0.40%)
       573          4,482            5,055  Apartment Investment & Management                21,023         164,444       185,467
     2,422         19,082           21,504  Equity Office Properties Trust                   68,107         536,586       604,693
     1,687         13,292           14,979  Equity Residential Properties Trust              56,262         443,288       499,550
     1,093          8,610            9,703  Prologis Trust                                   42,605         335,618       378,223
     1,329         10,471           11,800  Simon Property Group                             77,507         610,669       688,176
                                           MONEY CENTER BANKS (2.91%)
    24,454        192,650          217,104  Bank of America                               1,095,295       8,628,794     9,724,089
    21,414        168,704          190,118  JP Morgan Chase                                 826,580       6,511,974     7,338,554
                                           MOTORCYCLE & MOTOR SCOOTER (0.15%)
     1,775         13,975           15,750  Harley-Davidson                                 102,187         804,541       906,728
                                           MULTI-LINE INSURANCE (2.67%)
     4,166         32,820           36,986  Allstate                                        200,343       1,578,314     1,778,657
    15,663        123,396          139,059  American International Group                    950,901       7,491,371     8,442,272
       827          6,513            7,340  Cigna                                            52,482         413,315       465,797
     1,012          7,971            8,983  Cincinnati Financial                             42,251         332,789       375,040
     1,763         13,885           15,648  Hartford Financial Services Group               103,100         811,995       915,095
     1,116          8,784            9,900  Loews                                            66,848         526,162       593,010
     4,509         35,527           40,036  MetLife                                         172,920       1,362,460     1,535,380
     3,120         24,580           27,700  Prudential Financial                            144,986       1,142,233     1,287,219
       757          5,963            6,720  Safeco                                           35,004         275,729       310,733
                                           MULTIMEDIA (2.11%)
     1,599         12,603           14,202  Gannett                                         132,637       1,045,419     1,178,056
     1,142          8,998           10,140  McGraw-Hill                                      98,498         776,078       874,576
       303          2,379            2,682  Meredith                                         14,847         116,571       131,418
    27,489        216,560          244,049  Time Warner (1)                                 457,417       3,603,558     4,060,975
    10,430         82,167           92,597  Viacom                                          380,591       2,998,274     3,378,865
    12,352         97,309          109,661  Walt Disney                                     311,517       2,454,133     2,765,650
                                           NETWORKING PRODUCTS (1.40%)
    40,648        320,238          360,886  Cisco Systems (1)                               780,848       6,151,772     6,932,620
    25,908        204,105          230,013  Lucent Technologies (1) (2)                      91,973         724,573       816,546
     2,150         16,939           19,089  Network Appliance (1)                            52,611         414,497       467,108
                                           NON-HAZARDOUS WASTE DISPOSAL (0.17%)
     1,914         15,070           16,984  Allied Waste Industries (1)                      15,618         122,971       138,589
     3,487         27,463           30,950  Waste Management                                 99,310         782,146       881,456
                                           OFFICE AUTOMATION & EQUIPMENT (0.20%)
     1,390         10,946           12,336  Pitney Bowes                                     60,812         478,887       539,699
     5,044         39,741           44,785  Xerox (1)                                        74,500         586,975       661,475
                                           OFFICE SUPPLIES & FORMS (0.06%)
       665          5,231            5,896  Avery Dennison                                   40,459         318,254       358,713
                                           OIL & GAS DRILLING (0.25%)
       895          7,045            7,940  Nabors Industries (1)                            43,963         346,050       390,013
       806          6,341            7,147  Noble (1)                                        36,818         289,657       326,475
       645          5,058            5,703  Rowan (1)                                        16,467         129,131       145,598
     1,929         15,195           17,124  Transocean Sedco Forex (1)                       67,997         535,624       603,621
                                           OIL COMPANY-EXPLORATION &
                                           PRODUCTION (0.77%)
     1,505         11,850           13,355  Anadarko Petroleum                              101,512         799,283       900,795
     1,960         15,439           17,399  Apache                                           99,372         782,757       882,129
     2,373         18,696           21,069  Burlington Resources                             98,479         775,884       874,363
     1,454         11,449           12,903  Devon Energy                                    107,552         846,883       954,435
       710          5,581            6,291  EOG Resources                                    47,258         371,471       418,729
       908          7,151            8,059  Kerr-McGee                                       53,772         423,482       477,254
                                           OIL COMPANY-INTEGRATED (4.95%)
       549          4,316            4,865  Amerada Hess                                     44,310         348,344       392,654
    12,806        100,888          113,694  ChevronTexaco                                   679,486       5,353,117     6,032,603
     4,141         32,619           36,760  ConocoPhillips                                  349,128       2,750,108     3,099,236
    39,109        308,114          347,223  Exxon Mobil                                   1,924,945      15,165,371    17,090,316
     2,081         16,389           18,470  Marathon Oil                                     79,307         624,585       703,892
     2,355         18,551           20,906  Occidental Petroleum                            131,479       1,035,702     1,167,181
     1,592         12,538           14,130  Unocal                                           66,466         523,462       589,928
                                           OIL REFINING & MARKETING (0.19%)
       429          3,365            3,794  Ashland                                          24,719         193,891       218,610
       453          3,567            4,020  Sunoco                                           33,685         265,242       298,927
     1,536         12,109           13,645  Valero Energy                                    66,002         520,324       586,326
                                           OIL-FIELD SERVICES (0.69%)
     2,007         15,806           17,813  Baker Hughes                                     85,960         676,971       762,931
       972          7,649            8,621  BJ Services                                      49,572         390,099       439,671
     2,655         20,911           23,566  Halliburton                                      98,341         774,543       872,884
     3,551         27,967           31,518  Schlumberger                                    223,500       1,760,243     1,983,743
                                           OPTICAL SUPPLIES (0.03%)
       320          2,518            2,838  Bausch & Lomb                                    19,507         153,497       173,004
                                           PAPER & RELATED PRODUCTS (0.52%)
       530          4,169            4,699  Boise Cascade                                    15,646         123,069       138,715
     1,554         12,226           13,780  Georgia-Pacific                                  53,753         422,897       476,650
     2,924         23,030           25,954  International Paper                             112,603         886,885       999,488
       658          5,174            5,832  Louisiana-Pacific                                16,127         126,815       142,942
     1,213          9,557           10,770  MeadWestvaco                                     38,246         301,332       339,578
       338          2,638            2,976  Temple-Inland                                    19,982         155,959       175,941
     1,440         11,340           12,780  Weyerhaeuser                                     90,202         710,338       800,540
                                           PHARMACY SERVICES (0.13%)
       467          3,674            4,141  Express Scripts (1)                              29,888         235,136       265,024
     1,638         12,887           14,525  Medco Health Solutions (1)                       55,545         436,998       492,543
                                           PHOTO EQUIPMENT & SUPPLIES (0.08%)
     1,724         13,573           15,297  Eastman Kodak                                    52,203         410,990       463,193
                                           PIPELINES (0.20%)
     2,282         17,975           20,257  Dynegy (1)                                       11,250          88,617        99,867
     3,854         30,358           34,212  El Paso                                          34,455         271,401       305,856
       743          5,850            6,593  Kinder Morgan                                    47,827         376,564       424,391
     3,340         26,306           29,646  Williams                                         41,783         329,088       370,871
                                           POWER CONVERTER & SUPPLY
                                           EQUIPMENT (0.04%)
     1,205          9,490           10,695  American Power Conversion                        23,232         182,967       206,199
                                           PRINTING-COMMERCIAL (0.06%)
     1,318         10,376           11,694  R.R. Donnelley & Sons                            41,451         326,325       367,776
                                           PROPERTY & CASUALTY INSURANCE (0.69%)
     1,708         13,451           15,159  ACE                                              65,007         511,945       576,952
     1,149          9,045           10,194  Chubb                                            82,877         652,416       735,293
     1,203          9,480           10,683  Progressive                                     112,541         886,854       999,395
     4,021         31,674           35,695  St. Paul                                        136,553       1,075,649     1,212,202
       832          6,553            7,385  XL Capital                                       60,320         475,092       535,412
                                           PUBLICLY TRADED INVESTMENT FUND (0.56%)
     7,940         20,860           28,800  iShares S&P 500 Index Fund (2)                  899,761       2,363,855     3,263,616
                                           PUBLISHING-NEWSPAPERS (0.26%)
       493          3,877            4,370  Dow Jones                                        21,815         171,557       193,372
       465          3,666            4,131  Knight Ridder                                    31,866         251,231       283,097
       882          6,953            7,835  New York Times                                   35,324         278,468       313,792
     1,913         15,073           16,986  Tribune                                          82,642         651,153       733,795
                                           REGIONAL BANKS (3.11%)
     1,030          8,117            9,147  Comerica                                         63,355         499,277       562,632
     3,427         26,992           30,419  Fifth Third Bancorp                             168,574       1,327,736     1,496,310
     1,381         10,878           12,259  Huntington Bancshares                            33,075         260,528       293,603
     2,445         19,266           21,711  KeyCorp                                          82,128         647,145       729,273
     3,984         31,388           35,372  National City                                   155,257       1,223,190     1,378,447
     1,698         13,373           15,071  PNC Financial Services Group                     88,805         699,408       788,213
     2,151         16,945           19,096  SunTrust Banks                                  151,387       1,192,589     1,343,976
    11,297         89,006          100,303  U.S. Bancorp                                    323,207       2,546,462     2,869,669
     7,872         62,014           69,886  Wachovia                                        387,381       3,051,709     3,439,090
    10,152         79,978           90,130  Wells Fargo                                     606,278       4,776,286     5,382,564
                                           RETAIL-APPAREL & SHOE (0.33%)
     5,434         42,803           48,237  Gap                                             108,571         855,204       963,775
     2,842         22,381           25,223  Limited                                          70,425         554,601       625,026
       848          6,650            7,498  Nordstrom                                        36,617         287,147       323,764
                                           RETAIL-AUTO PARTS (0.06%)
       500          3,937            4,437  Autozone (1)                                     40,905         322,086       362,991
                                           RETAIL-AUTOMOBILE (0.04%)
     1,603         12,626           14,229  AutoNation (1)                                   27,620         217,546       245,166
                                           RETAIL-BEDDING (0.11%)
     1,807         14,235           16,042  Bed Bath & Beyond (1)                            73,708         580,646       654,354
                                           RETAIL-BUILDING PRODUCTS (1.22%)
    13,198        103,980          117,178  Home Depot                                      542,174       4,271,498     4,813,672
     4,686         36,925           41,611  Lowe's                                          263,728       2,078,139     2,341,867
                                           RETAIL-CONSUMER ELECTRONICS (0.25%)
     1,954         15,392           17,346  Best Buy                                        115,716         911,514     1,027,230
     1,195          9,414           10,609  Circuit City Stores                              19,418         152,978       172,396
       959          7,560            8,519  RadioShack                                       28,703         226,271       254,974
                                           RETAIL-DISCOUNT (2.91%)
       693          5,455            6,148  Big Lots (1)                                      8,586          67,587        76,173
     2,773         21,842           24,615  Costco Wholesale                                132,938       1,047,106     1,180,044
     1,974         15,553           17,527  Dollar General                                   37,999         299,395       337,394
     1,011          7,969            8,980  Family Dollar Stores                             29,875         235,484       265,359
                                           RETAIL-DISCOUNT (continued)
     5,430         42,783           48,213  Target                                          271,609       2,140,006     2,411,615
     2,938         23,148           26,086  TJX                                              70,453         555,089       625,542
    25,504        200,934          226,438  Wal-Mart Stores                               1,375,176      10,834,361    12,209,537
                                           RETAIL-DRUG STORE (0.49%)
     2,401         18,916           21,317  CVS                                             104,348         822,089       926,437
     6,160         48,523           54,683  Walgreen                                        221,082       1,741,491     1,962,573
                                           RETAIL-JEWELRY (0.04%)
       878          6,920            7,798  Tiffany                                          25,752         202,964       228,716
                                           RETAIL-MAJOR DEPARTMENT STORE (0.23%)
     1,732         13,649           15,381  J.C. Penney                                      59,910         472,119       532,029
     1,753         13,802           15,555  May Department Stores                            45,683         359,680       405,363
     1,275         10,041           11,316  Sears Roebuck                                    44,625         351,435       396,060
                                           RETAIL-OFFICE SUPPLIES (0.18%)
     1,884         14,836           16,720  Office Depot (1)                                 30,502         240,195       270,697
     2,991         23,565           26,556  Staples                                          88,952         700,823       789,775
                                           RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
       502          3,954            4,456  Dillards                                         10,286          81,018        91,304
     1,081          8,515            9,596  Federated Department Stores                      54,536         429,582       484,118
     2,055         16,182           18,237  Kohl's (1)                                      104,312         821,398       925,710
                                           RETAIL-RESTAURANTS (0.71%)
       949          7,473            8,422  Darden Restaurants                               23,251         183,089       206,340
     7,552         59,497           67,049  McDonald's                                      220,141       1,734,338     1,954,479
     2,390         18,824           21,214  Starbucks (1)                                   126,383         995,413     1,121,796
       684          5,378            6,062  Wendy's International                            22,825         179,464       202,289
     1,747         13,761           15,508  Yum! Brands                                      75,994         598,603       674,597
                                           RETAIL-TOY STORE (0.04%)
     1,287         10,133           11,420  Toys R Us (1)                                    23,179         182,495       205,674
                                           RUBBER-TIRES (0.03%)
       452          3,543            3,995  Cooper Tire & Rubber                              8,805          69,018        77,823
     1,055          8,304            9,359  Goodyear Tire & Rubber (1) (2)                   10,634          83,704        94,338
                                           SAVINGS & LOANS-THRIFTS (0.54%)
       919          7,235            8,154  Golden West Financial                           107,449         845,916       953,365
     2,064         16,256           18,320  Sovereign Bancorp                                44,686         351,942       396,628
     5,246         41,325           46,571  Washington Mutual                               203,073       1,599,691     1,802,764
                                           SCHOOLS (0.12%)
     1,159          9,134           10,293  Apollo Group (1)                                 76,494         602,844       679,338
                                           SEMICONDUCTOR COMPONENT-INTEGRATED
                                           CIRCUITS (0.37%)
     2,276         17,920           20,196  Analog Devices                                   91,632         721,459       813,091
     1,850         14,563           16,413  Linear Technology                                70,078         551,647       621,725
     1,953         15,379           17,332  Maxim Integrated Products                        85,912         676,522       762,434
                                           SEMICONDUCTOR EQUIPMENT (0.39%)
    10,209         80,431           90,640  Applied Materials (1)                           164,365       1,294,939     1,459,304
     1,181          9,299           10,480  Kla-Tencor (1)                                   53,771         423,383       477,154
       857          6,761            7,618  Novellus Systems (1)                             22,205         175,178       197,383
     1,167          9,193           10,360  Teradyne (1)                                     19,325         152,236       171,561
                                           STEEL PRODUCERS (0.10%)
       954          7,506            8,460  Nucor                                            40,287         316,978       357,265
       682          5,369            6,051  United States Steel                              25,043         197,150       222,193
                                           STEEL-SPECIALTY (0.02%)
       572          4,512            5,084  Allegheny Technologies                            9,615          75,847        85,462
                                           TELECOMMUNICATION EQUIPMENT (0.76%)
     4,864         38,311           43,175  ADC Telecommunications (1)                       10,749          84,667        95,416
       967          7,615            8,582  Andrew (1)                                       13,519         106,458       119,977
     1,177          9,265           10,442  Comverse Technology (1)                          24,293         191,230       215,523
     9,786         77,093           86,879  Qualcomm                                        409,153       3,223,258     3,632,411
       922          7,253            8,175  Scientific-Atlanta                               25,254         198,660       223,914
     2,503         19,712           22,215  Tellabs (1)                                      20,024         157,696       177,720
                                           TELECOMMUNICATION EQUIPMENT-FIBER
                                           OPTICS (0.20%)
     3,461         26,956           30,417  CIENA (1)                                         8,549          66,581        75,130
     8,377         66,005           74,382  Corning (1)                                      95,916         755,757       851,673
     8,659         68,208           76,867  JDS Uniphase (1)                                 27,449         216,220       243,669
                                           TELECOMMUNICATION SERVICES (0.06%)
     2,721         21,437           24,158  Avaya (1)                                        39,182         308,693       347,875
                                           TELEPHONE-INTEGRATED (2.88%)
     1,853         14,599           16,452  ALLTEL                                          101,785         801,923       903,708
     4,778         37,639           42,417  AT&T                                             81,752         644,003       725,755
    11,007         86,707           97,714  BellSouth                                       293,557       2,312,476     2,606,033
       811          6,394            7,205  CenturyTel                                       26,025         205,183       231,208
     1,998         15,703           17,701  Citizens Communications                          26,773         210,420       237,193
    10,912         85,966           96,878  Qwest Communications International (1)           37,319         294,004       331,323
    19,921        156,941          176,862  SBC Communications                              503,205       3,964,330     4,467,535
     8,732         68,796           77,528  Sprint                                          182,935       1,441,276     1,624,211
    16,644        131,120          147,764  Verizon Communications                          650,780       5,126,792     5,777,572
                                           TELEVISION (0.09%)
     1,940         15,277           17,217  Univision Communications (1)                     60,062         472,976       533,038
                                           THERAPEUTICS (0.14%)
     2,589         20,392           22,981  Gilead Sciences (1)                              89,657         706,175       795,832
                                           TOBACCO (1.06%)
    12,335         97,176          109,511  Altria Group                                    597,754       4,709,149     5,306,903
       889          7,009            7,898  Reynolds American                                61,217         482,640       543,857
       994          7,825            8,819  UST                                              40,913         322,077       362,990
                                           TOOLS-HAND HELD (0.11%)
       482          3,795            4,277  Black & Decker                                   38,695         304,663       343,358
       348          2,737            3,085  Snap-On                                          10,224          80,413        90,637
       493          3,878            4,371  Stanley Works                                    21,949         172,648       194,597
                                           TOYS (0.09%)
     1,064          8,375            9,439  Hasbro                                           18,822         148,154       166,976
     2,489         19,612           22,101  Mattel                                           43,583         343,406       386,989
                                           TRANSPORT-RAIL (0.48%)
     2,239         17,637           19,876  Burlington Northern Santa Fe                     93,612         737,403       831,015
     1,292         10,173           11,465  CSX                                              47,158         371,314       418,472
     2,367         18,645           21,012  Norfolk Southern                                 80,360         632,998       713,358
     1,559         12,277           13,836  Union Pacific                                    98,170         773,083       871,253
                                           TRANSPORT-SERVICES (1.06%)
     1,806         14,227           16,033  FedEx                                           164,563       1,296,364     1,460,927
     6,760         53,252           60,012  United Parcel Service                           535,257       4,216,494     4,751,751
                                           TRAVEL SERVICES (0.03%)
       825          6,500            7,325  Sabre Holdings                                   17,746         139,815       157,561
                                           TRUCKING & LEASING (0.03%)
       386          3,049            3,435  Ryder System                                     19,339         152,755       172,094
                                           WEB PORTALS (0.45%)
     8,180         64,439           72,619  Yahoo (1)                                       296,034       2,332,047     2,628,081
                                           WIRELESS EQUIPMENT (0.37%)
    14,203        111,894          126,097  Motorola                                        245,144       1,931,290     2,176,434
                                           TOTAL COMMON STOCKS                           64,166,992     500,728,421   564,895,413

                                           COMMERCIAL PAPER (3.49%)
                                           FINANCE-MORTGAGE LOAN/BANKER (3.49%)
 1,923,142     18,565,756       20,488,898  Investment in Joint Trading Account;
                                            Federal Home Loan Bank 1.69%; 11/01/04        1,923,142      18,565,755    20,488,897
                                           TOTAL COMMERCIAL PAPER                         1,923,142      18,565,755    20,488,897

                                           REPURCHASE AGREEMENTS (0.19%)
 1,130,165              -        1,130,165  Goldman Sachs; 1.75%; dated 10/29/04
                                            maturing 11/01/04 (collateralized by U.S.
                                            Treasu1,130,000,139,787; 11/18-04 -
                                            01/15/12) (1,130,000
                                           TOTAL REPURCHASE AGREEMENTS                    1,130,000               -     1,130,000

                                           TOTAL PORTFOLIO INVESTMENTS (99.88%)          67,220,134     519,294,176   586,514,310
                                           Liabilities, net of cash, receivables and
                                           other assets (0.12%)                          (1,077,160)      1,804,406       727,246
                                           TOTAL NET ASSETS (100.00%)                   $66,142,974    $521,098,582  $587,241,556
                                                                                       -============================================

(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period.
(3) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
(4) Affiliated security.
(5) Security was purchased with the cash proceeds from securities loans.



UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                                              $ 9,484,094     $ 50,363,495     $ 59,847,589
Unrealized Depreciation                                                              (13,920,231)     (25,182,819)     (39,103,050)
Net Unrealized Appreciation (Depreciation)                                            (4,436,137)      25,180,676       20,744,539
Cost for federal income tax purposes                                                $ 71,656,271     $494,113,500    $ 565,769,771


                                                                             Opening              Current             Unrealized
  Contract Type                                        Commitment           Market Value         Market Value          Gain(Loss)
-----------------------------------------------------------------------------------------------------------------------------------

                                  FUTURES CONTRACTS
 Principal LargeCap Stock          7   S&P 500 December 2004 Futures     Buy       $ 1,970,900      $  1,978,025       $   7,125
   Index Fund, Inc.
 LargeCap S&P 500 Index Fund      65 S&P 500 December 2004 Futures      Buy       $18,207,360      $ 18,367,375        $ 160,015
--------------------------------  -------------------------------------------------------------------------------------------------
                                  72 S&P 500 December 2004 Futures                $20,178,260      $ 20,345,400        $ 167,140

                        INVESTMENTS BY SECTOR (UNAUDITED)

             Percentage of Total Value        Sector                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
       19.40%         19.59%       19.56%     Financial                          $ 13,425,256    $105,305,848       $ 118,731,104
       19.32          18.01        18.16      Consumer, Non-cyclical               13,368,691      96,859,326        $110,228,017
       11.44           11.6        11.58      Technology                            7,914,610      62,346,909         $70,261,519
       10.50          10.64        10.63      Industrial                            7,266,695      57,238,051         $64,504,746
       10.04          10.18        10.16      Communications                        6,947,283      54,729,579         $61,676,862
        9.27           9.39         9.38      Consumer, Cyclical                    6,412,818      50,514,473         $56,927,291
        6.70           6.80         6.79      Energy                                4,640,687      36,554,003         $41,194,690
        3.77           4.45         4.38      Government                            2,606,402      23,948,466         $26,554,868
        2.86           3.42         3.35      Futures Contracts                     1,978,025      18,367,375         $20,345,400
        2.72           2.76         2.76      Utilities                             1,882,302      14,825,149         $16,707,451
        2.68           2.72         2.71      Basic Materials                       1,855,629      14,608,517         $16,464,146
        1.30           0.44         0.54     Funds                                    899,761       2,363,855          $3,263,616
                                                                                 $ 69,198,159    $537,661,551       $ 606,859,710
                                                                                ====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.



                              ------------------------------------------------------------------------------------------------------
                                                                  Affiliated Securities
                              ------------------------------------------------------------------------------------------------------
                                                                                                                         Realized
                               October 31, 2003      Purchases           Sales        October 31, 2004                   Gain/Loss
                               Shares   Cost     Shares     Cost     Shares Proceeds   Shares     Cost    Dividends   on Investments
                              ------------------------------------------------------------------------------------------------------
LargeCap S&P 500 Index Fund
Principal Financial Group       12,927 $380,604  8,635     $299,365  6,719   $244,028  14,843    $490,837   $5,817      $54,896
Principal LargeCap Stock Index
  Fund, Inc.
Principal Financial Group        1,584   44,522    363       12,491  1,884     54,798   1,884      54,798      713           60
                              ------------------------------------------------------------------------------------------------------
                                14,511 $425,126  8,998     $311,856  8,603   $298,826  16,727    $545,635   $6,530      $54,956

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                            COMBINED
                             GROWTH          LARGECAP        PRO FORMA           LARGECAP
                           FUND, INC.       GROWTH FUND   ADJUSTMENTS/(D)/      GROWTH FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 304,895,250      $132,914,801     $        --      $ 437,810,051
                        =============      ============     ===========      =============
ASSETS
Investment in
 securities--at value.  $295,548,113/(c)/  $140,532,811     $        --      $436,080,924/(c)/
Cash..................         10,001            10,131              --             20,132
Receivables:
 Capital Shares sold..         20,672           243,873              --            264,545
 Dividends and
  interest............         98,246            45,147              --            143,393
Other assets..........         12,492                --              --             12,492
Prepaid expenses......            116                --              --                116
                        -------------      ------------     -----------      -------------
          Total Assets    295,689,640       140,831,962              --        436,521,602
LIABILITIES
Accrued management and
 investment advisory
 fees.................         32,924            14,587              --             47,511
Accrued administrative
 service fees.........             --                66              --                 66
Accrued distribution
 fees.................         10,740             1,529              --             12,269
Accrued service fees..             --                87              --                 87
Accrued transfer and
 administrative fees..        209,047            11,521              --            220,568
Accrued other expenses         44,997             4,068              --             49,065
Payables:
 Capital Shares
  reacquired..........        209,010                --              --            209,010
 Investment securities
  purchased...........        265,425           124,834              --            390,259
 Reorganization costs.             --                --         178,005            178,005
Collateral obligation
 on securities loaned,
 at value.............      1,754,000                --              --          1,754,000
                        -------------      ------------     -----------      -------------
     Total Liabilities      2,526,143           156,692         178,005          2,860,840
                        -------------      ------------     -----------      -------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 293,163,497      $140,675,270     $  (178,005)     $ 433,660,762
                        =============      ============     ===========      =============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 472,118,232      $136,426,105     $        --      $ 608,544,337
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....             --           194,686        (178,005)            16,681
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).   (169,637,598)       (3,563,531)             --       (173,201,129)
Net unrealized
 appreciation
 (depreciation) of
 investments..........     (9,317,137)        7,618,010              --         (1,699,127)
                        -------------      ------------     -----------      -------------
      Total Net Assets  $ 293,163,497      $140,675,270     $  (178,005)     $ 433,660,762
                        =============      ============     ===========      =============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    200,000,000       330,000,000              --        330,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $    512,899             N/A      $     512,899
  Shares issued and
 outstanding..........                           80,885                             80,885
  Net asset value per
 share................                     $       6.34                      $        6.34
                                           ============                      =============

Advisors Select: Net
 Assets...............            N/A      $     71,871             N/A      $      71,871
  Shares issued and
 outstanding..........                           11,801                             11,801
  Net asset value per
 share................                     $       6.09                      $        6.09
                                           ============                      =============

Class A: Net Assets...  $ 252,693,971               N/A     $  (146,012)     $ 252,547,959
  Shares issued and
 outstanding..........      9,605,221                        31,864,066         41,469,287
  Net asset value per
 share................  $       26.31                                --      $        6.09
  Maximum offering
 price per share /(a)/  $       27.92                                --      $        6.46
                        =============                                ==      =============

Class B: Net Assets...  $  40,469,526               N/A     $   (31,993)     $  40,437,533
  Shares issued and
 outstanding..........      1,610,993                         5,028,996          6,639,989
  Net asset value per
 share /(b)/..........  $       25.12                                --      $        6.09
                        =============                                ==      =============

Class J: Net Assets...            N/A      $ 15,897,448             N/A      $  15,897,448
  Shares issued and
 outstanding..........                        2,696,917                          2,696,917
  Net asset value per
 share /(b)/..........                     $       5.89                      $        5.89
                                           ============                      =============

Institutional: Net
 Assets...............            N/A      $121,840,399             N/A      $ 121,840,399
  Shares issued and
 outstanding..........                       19,998,536                         19,998,536
  Net asset value per
 share................                     $       6.09                      $        6.09
                                           ============                      =============

Preferred: Net Assets.            N/A      $  2,299,446             N/A      $   2,299,446
  Shares issued and
 outstanding..........                          372,320                            372,320
  Net asset value per
 share................                     $       6.18                      $        6.18
                                           ============                      =============

Select: Net Assets....            N/A      $     53,207             N/A      $      53,207
  Shares issued and
 outstanding..........                            8,482                              8,482
  Net asset value per
 share................                     $       6.27                      $        6.27
                                           ============                      =============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          PRINCIPAL                                     COMBINED
                           GROWTH        LARGECAP      PRO FORMA        LARGECAP
                          FUND, INC.   GROWTH FUND    ADJUSTMENTS      GROWTH FUND
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $  2,563,869   $   928,378   $      --        $  3,492,247
 Interest.............        60,401        52,232          --             112,633
 Securities lending...         5,081            --          --               5,081
                        ------------   -----------   ---------        ------------
          Total Income     2,629,351       980,610          --           3,609,961
Expenses:
 Management and
  investment advisory
  fees................     1,828,265       604,743    (125,400)/(A)/     2,307,608
 Distribution fees -
  Advisors Preferred..            --         1,650          --               1,650
 Distribution fees -
  Advisors Select.....            --           156          --                 156
 Distribution fees -
  Class A.............       501,357            --          --             501,357
 Distribution fees -
  Class B.............       411,774            --          --             411,774
 Distribution fees -
  Class J.............            --        73,989          --              73,989
 Distribution fees -
  Select..............            --            45          --                  45
 Administrative
  service fees -
  Advisors Preferred..            --           990          --                 990
 Administrative
  service fees -
  Advisors Select.....            --           104          --                 104
 Administrative
  service fees -
  Preferred...........            --         2,314          --               2,314
 Administrative
  service fees -
  Select..............            --            59          --                  59
 Registration fees -
  Class A.............        11,835            --          --              11,835
 Registration fees -
  Class B.............         6,491            --          --               6,491
 Registration fees -
  Class J.............            --        10,990          --              10,990
 Service fees -
  Advisors Preferred..            --         1,122          --               1,122
 Service fees -
  Advisors Select.....            --           130          --                 130
 Service fees -
  Preferred...........            --         3,156          --               3,156
 Service fees - Select            --            67          --                  67
 Shareholder reports -
  Class A.............        51,928            --          --              51,928
 Shareholder reports -
  Class B.............        12,528            --          --              12,528
 Shareholder reports -
  Class J.............            --         5,756          --               5,756
 Transfer and
  administrative fees
  - Class A...........       303,316            --          --             303,316
 Transfer and
  administrative fees
  - Class B...........        75,956            --          --              75,956
 Transfer and
  administrative fees
  - Class J...........            --        54,158          --              54,158
 Auditing and legal
  fees................        10,030            --     (10,030)/(B)/            --
 Custodian fees.......         1,515            --      (1,515)/(B)/            --
 Directors' expenses..        10,242            --     (10,242)/(B)/            --
 Registration fees....        31,327            --          --              31,327
 Transfer and
  administrative fees.       650,251            --      6,480/(B)/         656,731
 Other expenses.......        16,802            --     (16,802)/(B)/            --
                        ------------   -----------   ---------        ------------
  Total Gross Expenses     3,923,617       759,429    (157,509)          4,525,537
 Less: Fees paid
  indirectly..........         3,477           625          --               4,102
                        ------------   -----------   ---------        ------------
    Total Net Expenses     3,920,140       758,804    (157,509)          4,521,435
                        ------------   -----------   ---------        ------------
 Net Investment Income
      (Operating Loss)    (1,290,789)      221,806     157,509            (911,474)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   (14,806,416)    4,477,317          --         (10,329,099)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    26,195,529    (1,726,383)         --          24,469,146
                         ------------   -----------   ---------        ------------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    11,389,113     2,750,934          --          14,140,047
                         ------------   -----------   ---------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $ 10,098,324   $ 2,972,740   $ 157,509        $ 13,228,573
                         ============   ===========   =========        ============



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.
                                       22

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
    Principal                                                                           Principal
    Growth         LargeCap                                                             Growth         LargeCap
     Fund,          Growth                                                               Fund,          Growth
      Inc.           Fund        Combined                                                 Inc.           Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------

                                         COMMON STOCKS (99.83%)
                                         AEROSPACE & DEFENSE EQUIPMENT (1.46%)
     46,630     21,590        68,220      United Technologies                    $ 4,328,197     $ 2,003,984    $ 6,332,181
                                         APPAREL MANUFACTURERS (1.97%)
    124,600     58,700       183,300      Coach (1)                                5,810,098       2,737,181      8,547,279
                                         APPLICATIONS SOFTWARE (5.13%)
    551,280    243,038       794,318      Microsoft                               15,430,327       6,802,634     22,232,961
                                         ATHLETIC FOOTWEAR (2.10%)
     72,730     39,230       111,960      Nike                                     5,913,676       3,189,791      9,103,467
                                         BEVERAGES-NON-ALCOHOLIC (2.07%)
    123,830     57,650       181,480      Pepsico                                  6,139,491       2,858,287      8,997,778
                                         CASINO SERVICES (1.06%)
     96,920     42,720       139,640      International Game Technology            3,202,237       1,411,469      4,613,706
                                         COMPUTER SERVICES (0.89%)
     77,950     35,930       113,880      Cognizant Technology Solutions (1)       2,650,300       1,221,620      3,871,920
                                         COMPUTERS (1.71%)
     90,970     50,590       141,560      Apple Computer (1)                       4,778,654       2,657,493      7,436,147
                                         COMPUTERS-INTEGRATED SYSTEMS (2.62%)
    220,808    102,802       323,610      Dell (1)                                 7,741,528       3,604,238     11,345,766
                                         COMPUTERS-MEMORY DEVICES (1.33%)
    311,030    137,080       448,110      EMC (1)                                  4,002,956       1,764,220      5,767,176
                                         COMPUTERS-PERIPHERAL EQUIPMENT (1.22%)
     43,260     20,140        63,400      Lexmark International (1)                3,595,339       1,673,835      5,269,174
                                         COSMETICS & TOILETRIES (6.08%)
    129,140     65,460       194,600      Avon Products                            5,107,487       2,588,943      7,696,430
     85,140     40,260       125,400      Estee Lauder                             3,656,763       1,729,167      5,385,930
    180,630     79,450       260,080      Procter & Gamble                         9,244,643       4,066,251     13,310,894
                                         DATA PROCESSING & MANAGEMENT (1.29%)
     13,720      6,160        19,880      First Data                                 566,361         254,285        820,646
     91,120     41,480       132,600      SEI Investments                          3,279,409       1,492,865      4,772,274
                                         DISPOSABLE MEDICAL PRODUCTS (1.21%)
     54,870     37,160        92,030      C.R. Bard                                3,116,616       2,110,688      5,227,304
                                         DISTRIBUTION-WHOLESALE (0.72%)
     39,300     17,910        57,210      Fastenal (2)                             2,170,539         989,169      3,159,708
                                         DIVERSIFIED MANUFACTURING
                                         OPERATIONS (4.90%)
     83,436     37,604       121,040      3M                                       6,472,130       2,916,942      9,389,072
     83,860     38,650       122,510      Danaher                                  4,623,202       2,130,775      6,753,977
     37,770     17,790        55,560      Illinois Tool Works                      3,485,416       1,641,661      5,127,077
                                         E-COMMERCE-SERVICES (1.02%)
     31,170     13,990        45,160      eBay (1)                                 3,042,504       1,365,564      4,408,068
                                         ELECTRIC-INTEGRATED (1.58%)
     71,690     40,410       112,100      TXU                                      4,388,862       2,473,900      6,862,762
                                         ELECTRONIC COMPONENTS-
                                         SEMICONDUCTOR (3.89%)
     54,230     24,990        79,220      Altera (1)                               1,232,648         568,023      1,800,671
    337,522    157,361       494,883      Intel                                    7,513,240       3,502,856     11,016,096
    114,163     51,965       166,128      Texas Instruments                        2,791,285       1,270,544      4,061,829
                                         ELECTRONIC FORMS (1.03%)
     49,030     30,790        79,820      Adobe Systems                            2,747,151       1,725,164      4,472,315
                                         FINANCE-CREDIT CARD (3.70%)
    106,540     50,100       156,640      Capital One Financial                    7,858,391       3,695,376     11,553,767
    119,510     56,520       176,030      MBNA                                     3,063,041       1,448,608      4,511,649
                                         FINANCE-INVESTMENT BANKER &
                                         BROKER (2.07%)
     27,580     17,300        44,880      Goldman Sachs Group                      2,713,320       1,701,974      4,415,294
     44,340     27,335        71,675      Legg Mason                               2,824,902       1,741,513      4,566,415
                                         FINANCE-MORTGAGE LOAN/BANKER (0.46%)
     19,580      8,870        28,450      Federal National Mortgage Association    1,373,537         622,231      1,995,768
                                         INTERNET BROKERS (1.06%)
    242,280    109,580       351,860      Ameritrade Holding (1)                   3,154,486       1,426,732      4,581,218
                                         INTERNET SECURITY (2.17%)
    108,310     57,070       165,380      Symantec (1)                             6,167,171       3,249,566      9,416,737
                                         MACHINERY-GENERAL INDUSTRY (1.28%)
     52,850     28,520        81,370      Ingersoll-Rand                           3,617,054       1,951,909      5,568,963
                                         MACHINERY-PUMPS (1.05%)
     91,035     41,950       132,985      Graco                                    3,131,604       1,443,080      4,574,684
                                         MEDICAL INSTRUMENTS (1.30%)
     50,731     22,950        73,681      St. Jude Medical (1)                     3,884,473       1,757,281      5,641,754
                                         MEDICAL PRODUCTS (6.07%)
     64,250     28,100        92,350      Becton Dickinson                         3,373,125       1,475,250      4,848,375
    222,300    101,190       323,490      Johnson & Johnson                       12,977,874       5,907,472     18,885,346
     44,520     20,520        65,040      Varian Medical Systems (1)               1,787,478         823,878      2,611,356
                                         MEDICAL-BIOMEDICAL/GENE (2.80%)
     84,480     36,050       120,530      Amgen (1)                                4,798,464       2,047,640      6,846,104
     73,410     42,730       116,140      Genentech (1)                            3,342,357       1,945,497      5,287,854
                                         MEDICAL-DRUGS (5.41%)
     66,430     30,040        96,470      Forest Laboratories (1)                  2,962,778       1,339,784      4,302,562
    464,595    198,115       662,710      Pfizer                                  13,450,025       5,735,429     19,185,454
                                         MEDICAL-HMO (2.57%)
    107,290     46,830       154,120      UnitedHealth Group                       7,767,796       3,390,492     11,158,288
                                         MOTORCYCLE & MOTOR SCOOTER (1.79%)
     92,690     42,550       135,240      Harley-Davidson                          5,336,163       2,449,603      7,785,766
                                         MULTI-LINE INSURANCE (1.75%)
     86,070     39,040       125,110      American International Group             5,225,310       2,370,118      7,595,428
                                         NETWORKING PRODUCTS (3.77%)
    579,890    270,353       850,243      Cisco Systems (1)                       11,139,687       5,193,481     16,333,168
                                         OIL COMPANY-EXPLORATION &
                                         PRODUCTION (1.28%)
     68,530     41,380       109,910      Apache                                   3,474,471       2,097,966      5,572,437
                                         OIL-FIELD SERVICES (1.03%)
     55,320     32,700        88,020      BJ Services                              2,821,320       1,667,700      4,489,020
                                         RETAIL-APPAREL & SHOE (1.95%)
     27,790     12,300        40,090      Chico's FAS (1)                          1,112,434         492,369      1,604,803
    107,480     50,830       158,310      Nordstrom                                4,640,986       2,194,839      6,835,825
                                         RETAIL-BEDDING (1.35%)
     99,148     44,843       143,991      Bed Bath & Beyond (1)                    4,044,247       1,829,146      5,873,393
                                         RETAIL-CONSUMER ELECTRONICS (1.78%)
     90,110     40,020       130,130      Best Buy                                 5,336,314       2,369,984      7,706,298
                                         RETAIL-DISCOUNT (2.07%)
    115,100     51,420       166,520      Wal-Mart Stores                          6,206,192       2,772,566      8,978,758
                                         RETAIL-OFFICE SUPPLIES (1.96%)
    190,000     95,124       285,124      Staples                                  5,650,600       2,828,988      8,479,588
                                         RETAIL-RESTAURANTS (1.38%)
     89,850     47,400       137,250      Yum! Brands                              3,908,475       2,061,900      5,970,375
                                         SCHOOLS (1.01%)
     45,460     20,950        66,410      Apollo Group (1)                         3,000,360       1,382,700      4,383,060
                                         SEMICONDUCTOR COMPONENT-INTEGRATED
                                         CIRCUITS (2.47)
    112,399     50,514       162,913      Linear Technology                        4,257,674       1,913,471      6,171,145
     70,721     32,070       102,791      Maxim Integrated Products                3,111,017       1,410,759      4,521,776
                                         THERAPEUTICS (1.53%)
    131,640     59,540       191,180      Gilead Sciences (1)                      4,558,693       2,061,870      6,620,563
                                         WIRELESS EQUIPMENT (1.49%)
    254,030    120,130       374,160      Motorola                                 4,384,558       2,073,444      6,458,002
                                                  TOTAL COMMON STOCKS            293,487,436     139,626,165    433,113,601

                                     COMMERCIAL PAPER (0.28%)

                                     FINANCE-CONSUMER LOANS (0.07%)
                                      Investment in Joint Trading Account;
    306,677          -       306,677   Household Finance  1.84%; 11/01/04            306,677               -        306,677

                                     FINANCE-MORTGAGE LOAN/BANKER (0.21%)
                                     Investment in Joint Trading Account;
          -    906,646       906,646    Federal Home Loan Bank 1.69%; 11/01/04             -         906,646        906,646

                                                          TOTAL COMMERCIAL PAPER     306,677         906,646      1,213,323

                                     REPURCHASE AGREEMENTS (0.41%)
                                      Goldman Sachs; 1.75%; dated 10/29/04
                                       maturing 11/01/04 (collateralized by
  1,754,256          -     1,754,256   U.S. Treasuries; $1,769,191; 11/18/04 -
                                       01/15/12) (3)                               1,754,000               -      1,754,000

                                                     TOTAL REPURCHASE AGREEMENTS   1,754,000               -      1,754,000

                                           TOTAL PORTFOLIO INVESTMENTS (100.52%) 295,548,113     140,532,811    436,080,924

                                     Liabilities, net of cash, receivable and
                                       other assets (-0.52%)                      (2,384,616)       142,459      (2,242,157)

                                                      TOTAL NET ASSETS (100.00%)$293,163,497    $140,675,270   $433,838,767
                                                                                =============================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period.
(3)  Security was purchased with the cash proceeds from securities loans.

UNREALIZED  APPRECIATION  (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

                                   Unrealized  Appreciation                             $32,569,555    $12,314,087     $ 44,883,642
                                   Unrealized  Depreciation                             (42,157,428)    (5,011,675)     (47,169,103)
                                                                                     -----------------------------------------------
                                   Net Unrealized  Appreciation  (Depreciation)          (9,587,873)   7,302,412         (2,285,461)
                                   Cost for  federal  income tax  purposes             $305,135,986    $133,230,399    $438,366,385




     Percentage of Total Value            Sector                                      Value
----------------------------------------------------------------------------------------------------------------
    30.17%        29.33%     29.90%     Consumer, Non-cyclical           $89,168,424      $41,220,630   $130,389,054
     21.55         21.25      21.45     Technology                        63,697,890       29,862,006     93,559,896
     18.05         18.02      18.03     Consumer, Cyclical                53,331,961       25,327,007     78,658,968
       9.1          8.81       9.01     Financial                         26,900,126       12,384,320     39,284,446
      8.68           8.6       8.66     Industrial                        25,657,602       12,088,351     37,745,953
      8.37          8.46       8.40     Communications                    24,733,920       11,882,055     36,615,975
      2.13          2.68       2.31     Energy                             6,295,791        3,765,666     10,061,457
      1.49          1.76       1.57     Utilities                          4,388,862        2,473,900      6,862,762
      0.46          1.09       0.67     Government                         1,373,537        1,528,876      2,902,413
                                                              TOTAL     $295,548,113     $140,532,811   $436,080,924
                                                                     ===============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                           COMBINED
                             MIDCAP           MIDCAP        PRO FORMA            MIDCAP
                           FUND, INC.       BLEND FUND   ADJUSTMENTS/(D)/      BLEND FUND
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $443,024,233      $ 77,229,274    $        --       $520,253,507
                         ============      ============    ===========       ============
ASSETS
Investment in
 securities--at value.   $542,366,018/(c)/ $ 86,143,063    $        --       $628,509,081/(c)/
Cash..................         10,000            10,562             --             20,562
Receivables:
 Capital Shares sold..        161,283           118,855             --            280,138
 Dividends and
  interest............        268,040            41,826             --            309,866
 Investment securities
  sold................      1,842,158           378,513             --          2,220,671
Other assets..........          5,905                --             --              5,905
Prepaid expenses......            291                --             --                291
                         ------------      ------------    -----------       ------------
          Total Assets    544,653,695        86,692,819             --        631,346,514
LIABILITIES
Accrued management and
 investment advisory
 fees.................         54,810            10,527             --             65,337
Accrued administrative
 service fees.........             --               266             --                266
Accrued distribution
 fees.................         22,155             7,306             --             29,461
Accrued service fees..             --               334             --                334
Accrued transfer and
 administrative fees..        223,349            32,173             --            255,522
Accrued other expenses         58,937             9,399             --             68,336
Payables:
 Capital Shares
  reacquired..........        142,173            59,576             --            201,749
 Investment securities
  purchased...........      1,584,780           363,756             --          1,948,536
 Reorganization costs.             --                --        146,338            146,338
Collateral obligation
 on securities loaned,
 at value.............     10,614,000                --             --         10,614,000
                         ------------      ------------    -----------       ------------
     Total Liabilities     12,700,204           483,337        146,338         13,329,879
                         ------------      ------------    -----------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $531,953,491      $ 86,209,482    $  (146,338)      $618,016,635
                         ============      ============    ===========       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $381,764,604      $ 70,761,975    $        --       $452,526,579
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....      2,058,004           154,609       (146,338)         2,066,275
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     48,789,098         6,379,109             --         55,168,207
Net unrealized
 appreciation
 (depreciation) of
 investments..........     99,341,785         8,913,789             --        108,255,574
                         ------------      ------------    -----------       ------------
      Total Net Assets   $531,953,491      $ 86,209,482    $  (146,338)      $618,016,635
                         ============      ============    ===========       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000             --        225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $  3,083,909            N/A       $  3,083,909
  Shares issued and
 outstanding..........                          239,052                           239,052
  Net asset value per
 share................                     $      12.90                      $      12.90
                                           ============                      ============

Advisors Select: Net
 Assets...............            N/A      $    934,491            N/A       $    934,491
  Shares issued and
 outstanding..........                           72,719                            72,719
  Net asset value per
 share................                     $      12.85                      $      12.85
                                           ============                      ============

Class A: Net Assets...   $459,207,477               N/A    $  (118,237)      $459,089,240
  Shares issued and
 outstanding..........     10,710,542                       24,877,771         35,588,313
  Net asset value per
 share................   $      42.87                               --       $      12.90
  Maximum offering
 price per share /(a)/   $      45.49                               --       $      13.69
                         ============                               ==       ============

Class B: Net Assets...   $ 72,746,014               N/A    $   (28,101)      $ 72,717,913
  Shares issued and
 outstanding..........      1,782,062                        3,854,986          5,637,048
  Net asset value per
 share /(b)/..........   $      40.82                               --       $      12.90
                         ============                               ==       ============

Class J: Net Assets...            N/A      $ 75,489,811            N/A       $ 75,489,811
  Shares issued and
 outstanding..........                        5,922,441                         5,922,441
  Net asset value per
 share /(b)/..........                     $      12.75                      $      12.75
                                           ============                      ============

Institutional: Net
 Assets...............            N/A      $     11,375            N/A       $     11,375
  Shares issued and
 outstanding..........                              882                               882
  Net asset value per
 share................                     $      12.90                      $      12.90
                                           ============                      ============

Preferred: Net Assets.            N/A      $  5,514,296            N/A       $  5,514,296
  Shares issued and
 outstanding..........                          426,843                           426,843
  Net asset value per
 share................                     $      12.92                      $      12.92
                                           ============                      ============

Select: Net Assets....            N/A      $  1,175,600            N/A       $  1,175,600
  Shares issued and
 outstanding..........                           90,153                            90,153
  Net asset value per
 share................                     $      13.04                      $      13.04
                                           ============                      ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                           PRINCIPAL                                COMBINED
                            MIDCAP       MIDCAP      PRO FORMA       MIDCAP
                          FUND, INC.   BLEND FUND   ADJUSTMENTS    BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends..............  $ 9,111,960  $1,189,231  $      --       $10,301,191
 Interest...............       83,446      22,826         --           106,272
 Securities lending.....       10,465          --         --            10,465
                          -----------  ----------  ---------       -----------
            Total Income    9,205,871   1,212,057         --        10,417,928
Expenses:
 Management and
  investment advisory
  fees..................    2,795,240     452,794    67,692/(A)/     3,315,726
 Distribution fees -
  Advisors Preferred....           --      15,039         --            15,039
 Distribution fees -
  Advisors Select.......           --       1,082         --             1,082
 Distribution fees -
  Class A...............      883,699          --         --           883,699
 Distribution fees -
  Class B...............      325,766          --         --           325,766
 Distribution fees -
  Class J...............           --     291,195         --           291,195
 Distribution fees -
  Select................           --         269         --               269
 Administrative service
  fees - Advisors
  Preferred.............           --       9,023         --             9,023
 Administrative service
  fees - Advisors Select           --         722         --               722
 Administrative service
  fees - Preferred......           --       5,215         --             5,215
 Administrative service
  fees - Select.........           --         350         --               350
 Registration fees -
  Class A...............       20,833          --         --            20,833
 Registration fees -
  Class B...............        9,648          --         --             9,648
 Registration fees -
  Class J...............           --      14,798         --            14,798
 Service fees - Advisors
  Preferred.............           --      10,226         --            10,226
 Service fees - Advisors
  Select................           --         902         --               902
 Service fees -
  Preferred.............           --       7,112         --             7,112
 Service fees - Select..           --         404         --               404
 Shareholder reports -
  Class A...............       55,193          --         --            55,193
 Shareholder reports -
  Class B...............       14,090          --         --            14,090
 Shareholder reports -
  Class J...............           --      18,374         --            18,374
 Transfer and
  administrative fees -
  Class A...............      314,251          --         --           314,251
 Transfer and
  administrative fees -
  Class B...............       83,317          --         --            83,317
 Transfer and
  administrative fees -
  Class J...............           --     163,222         --           163,222
 Auditing and legal fees        9,932          --     (9,932)/(B)/          --
 Custodian fees.........       11,083          --    (11,083)/(B)/          --
 Directors' expenses....       16,737          --    (16,737)/(B)/          --
 Registration fees......       30,530          --         --            30,530
 Transfer and
  administrative fees...      832,535          --     9,747/(B)/       842,282
 Other expenses.........       25,750          --    (25,750)/(B)/          --
 Other expenses - Class
  J.....................           --       2,050         --             2,050
                          -----------  ----------  ---------       -----------
    Total Gross Expenses    5,428,604     992,777     13,937         6,435,318
 Less: Fees paid
  indirectly............        6,734         641     (7,375)/(C)/          --
 Less: Reimbursement
  from Manager - Class A           --          --   393,092/(D)/       393,092
 Less: Reimbursement
  from Manager - Class B           --          --    72,968/(D)/        72,968
                          -----------  ----------  ---------       -----------
      Total Net Expenses    5,421,870     992,136   (444,748)        5,969,258
                          -----------  ----------  ---------       -----------
   Net Investment Income
        (Operating Loss)    3,784,001     219,921    444,748         4,448,670

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions   49,046,329   7,268,618         --        56,314,947
Change in unrealized
 appreciation/depreciation
 of:
 Investments............   17,165,463   1,390,580         --        18,556,043
                          -----------  ----------  ---------       -----------
        Net Realized and
  Unrealized Gain (Loss)
      on Investments and
      Foreign Currencies   66,211,792   8,659,198         --        74,870,990
                          -----------  ----------  ---------       -----------
 Net Increase (Decrease)
 in Net Assets Resulting
         from Operations  $69,995,793  $8,879,119  $ 444,748       $79,319,660
                          ===========  ==========  =========       ===========



/(a) /Management and investment advisory fees increased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
/(c) /Elimination of Fees paid indirectly due to Manager's agreement to contractually cap expenses.
/(d) /The Manager has agreed to contractually cap expenses in order to reduce total operating expenses of the Acquiring Fund.
See accompanying notes.


                                                       SCHEDULE OF INVESTMENTS


                                                          October 31, 2004


                                                             (unaudited)


       Principal Amount or Number of Shares                                                  Market Value
----------------------------------------------------------------------------------------------------------------------------
  Principal   MidCap                                                                 Principal       MidCap
   MidCap      Blend                                                                  MidCap          Blend
  Fund, Inc.    Fund       Combined                                                  Fund, Inc.       Fund       Combined
----------------------------------------------------------------------------------------------------------------------------

                                     COMMON STOCKS (96.95%)

                                     ADVERTISING AGENCIES (0.79%)


   343,760       56,651      400,411  Interpublic Group (1)                         $4,214,498         $694,541    $4,909,039


                                     AEROSPACE & DEFENSE (1.21%)


   110,702       16,980      127,682  Raytheon                                       4,038,409          619,430     4,657,839


    69,243        9,650       78,893  Rockwell Collins                               2,456,049          342,286     2,798,335


                                     AEROSPACE & DEFENSE EQUIPMENT (1.24%)


   115,553       17,333      132,886  Alliant Techsystems (1)                        6,643,142          996,474     7,639,616


                                     AGRICULTURAL OPERATIONS (0.64%)


   129,633       20,225      149,858  Delta & Pine Land                              3,411,941          532,322     3,944,263


                                     APPAREL MANUFACTURERS (0.83%)


   122,100       17,491      139,591  Polo Ralph Lauren                              4,509,153          645,943     5,155,096


                                     APPLICATIONS SOFTWARE (0.97%)


   113,698       18,308      132,006  Intuit (1)                                     5,157,341          830,451     5,987,792


                                     AUDIO & VIDEO PRODUCTS (0.36%)


    92,444       14,693      107,137  Polycom (1)                                    1,908,969          303,410     2,212,379


                                     BEVERAGES-NON-ALCOHOLIC (0.44%)


   111,453       19,004      130,457  Coca-Cola Enterprises                          2,330,482          397,374     2,727,856


                                     BROADCASTING SERVICES & PROGRAMMING (1.44%)


   858,634      140,200      998,834  Liberty Media (1)                              7,659,015        1,250,584     8,909,599


                                     BUILDING & CONSTRUCTION
                                     PRODUCTS-MISCELLANEOUS  (0.95%)


   101,265       17,026      118,291  Vulcan Materials                               5,040,972          847,554     5,888,526


                                     BUILDING PRODUCTS-WOOD (0.54%)


    60,836        9,781       70,617  Rayonier                                       2,883,626          463,619     3,347,245


                                     CABLE TV (0.24%)


    35,956        5,005       40,961  Liberty Media International (1)                1,296,214          180,430     1,476,644


                                     CASINO HOTELS (1.45%)


   132,020       21,323      153,343  Harrah's Entertainment                         7,725,810        1,247,822     8,973,632


                                     CASINO SERVICES (0.64%)


   102,992       16,383      119,375  International Game Technology                  3,402,856          541,294     3,944,150


                                     COMMERCIAL BANKS (5.68%)


    65,181       10,111       75,292  M&T Bank                                       6,713,643        1,041,433     7,755,076


    77,127       12,819       89,946  Marshall & Ilsley                              3,237,020          538,013     3,775,033


   140,894       22,835      163,729  North Fork Bancorp                             6,213,426        1,007,024     7,220,450


   446,985       72,758      519,743  TCF Financial                                 14,088,967        2,293,332    16,382,299


                                     COMMERCIAL SERVICE-FINANCE (2.20%)


    89,913       13,128      103,041  Dun & Bradstreet (1)                           5,085,479          742,520     5,827,999


   131,096       18,267      149,363  MoneyGram International                        2,438,386          339,766     2,778,152


   130,526       22,245      152,771  Paychex                                        4,280,470          729,502     5,009,972


                                     COMMERCIAL SERVICES (3.81%)


   188,085       30,303      218,388  Arbitron (1)                                   6,803,035        1,096,060     7,899,095


    85,126       12,472       97,598  Magellan Health Services (1) (2)               3,183,712          466,453     3,650,165


   306,513       43,643      350,156  ServiceMaster                                  3,935,627          560,376     4,496,003


   180,508       28,921      209,429  Weight Watchers International (1)2/            6,483,847        1,038,842     7,522,689


                                     COMPUTER SERVICES (3.01%)


   260,136       39,811      299,947  Ceridian (1)                                   4,487,346          686,740     5,174,086


   146,815       23,618      170,433  DST Systems (1)                                6,584,653        1,059,267     7,643,920


    88,618       13,977      102,595  Sungard Data Systems (1)                       2,347,491          370,251     2,717,742


   251,144       36,949      288,093  Unisys (1)                                     2,667,149          392,398     3,059,547


                                     COMPUTERS-INTEGRATED SYSTEMS (2.69%)


   148,594       24,749      173,343  Diebold                                        7,110,223        1,184,240     8,294,463


   127,087       21,013      148,100  NCR (1)                                        7,161,352        1,184,082     8,345,434


                                     COMPUTERS-MEMORY DEVICES (1.72%)


   337,341       55,233      392,574  Storage Technology (1)                         9,114,954        1,492,396    10,607,350


                                     COMPUTERS-PERIPHERAL EQUIPMENT (0.98%)


    62,275       10,617       72,892  Lexmark International (1)                      5,175,675          882,379     6,058,054


                                     COSMETICS & TOILETRIES (0.36%)


    48,969        8,295       57,264  International Flavors & Fragrances             1,912,239          323,920     2,236,159


                                     DATA PROCESSING & MANAGEMENT (1.29%)


    57,180        8,979       66,159  Certegy                                        2,021,313          317,408     2,338,721


   138,191       16,384      154,575  Reynolds & Reynolds                            3,400,881          403,210     3,804,091


    44,182        7,097       51,279  SEI Investments                                1,590,110          255,421     1,845,531


                                     DENTAL SUPPLIES & EQUIPMENT (0.89%)


    91,599       14,118      105,717  Dentsply International                         4,764,064          734,277     5,498,341


                                     DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)


    72,226       11,536       83,762  Dover                                          2,836,315          453,019     3,289,334


    58,418        8,300       66,718  Lancaster Colony                               2,510,806          356,734     2,867,540


                                     ELECTRIC-INTEGRATED (1.97%)


   130,218       20,320      150,538  Ameren                                         6,250,464          975,360     7,225,824


    67,955       10,426       78,381  Duquesne Light Holdings                        1,166,108          178,910     1,345,018


    84,097       13,300       97,397  Scana                                          3,119,998          493,430     3,613,428


                                     ELECTRONIC COMPONENTS-MISCELLANEOUS (2.09%)


   338,169       54,073      392,242  Gentex                                        11,162,959        1,784,950    12,947,909


                                     FOOD-CANNED (0.95%)


   472,362       77,903      550,265  Del Monte Foods (1)                            5,044,826          832,004     5,876,830


                                     FOOD-DAIRY PRODUCTS (0.43%)


    76,978       12,693       89,671  Dean Foods (1)                                 2,297,793          378,886     2,676,679


                                     FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)


   126,359       20,347      146,706  McCormick                                      4,476,899          720,894     5,197,793


                                     HEALTH CARE COST CONTAINMENT (0.72%)


   242,840       38,494      281,334  First Health Group (1)                         3,866,013          612,824     4,478,837


                                     HOME FURNISHINGS (0.75%)


   104,056       16,983      121,039  Ethan Allen Interiors (2)                      3,963,493          646,882     4,610,375


                                     HOSPITAL BEDS & EQUIPMENT (0.93%)


    99,750       16,161      115,911  Hillenbrand Industries                         4,965,555          804,495     5,770,050


                                     INSURANCE BROKERS (1.57%)


   246,094       38,956      285,050  Aon                                            5,022,778          795,092     5,817,870


   120,989       18,303      139,292  Arthur J. Gallagher (2)                        3,399,791          514,314     3,914,105


                                     INVESTMENT MANAGEMENT & ADVISORY
                                     SERVICES (1.69%)


    73,217       10,817       84,034  Eaton Vance                                    3,193,725          471,838     3,665,563


   115,022       17,912      132,934  Federated Investors                            3,334,488          519,269     3,853,757


    79,826       13,092       92,918  Nuveen Investments                             2,522,502          413,707     2,936,209


                                     LIFE & HEALTH INSURANCE (1.54%)


    99,916       16,269      116,185  Aflac                                          3,584,986          583,732     4,168,718


    85,231       13,654       98,885  Torchmark                                      4,604,179          737,589     5,341,768


                                     LINEN SUPPLY & RELATED ITEMS (0.93%)


   114,562       19,132      133,694  Cintas                                         4,942,205          825,355     5,767,560


                                     LOTTERY SERVICES (0.94%)


   212,258       34,223      246,481  GTECH Holdings (2)                             5,024,147          810,058     5,834,205


                                     MEDICAL INFORMATION SYSTEM (1.55%)


   390,323       62,661      452,984  IMS Health                                     8,267,041        1,327,160     9,594,201


                                     MEDICAL INSTRUMENTS (3.54%)


    92,458       14,722      107,180  Beckman Coulter                                5,501,251          875,959     6,377,210


    92,117       14,064      106,181  Biomet                                         4,300,022          656,508     4,956,530


    73,264       12,240       85,504  Edwards Lifesciences (1)                       2,504,163          418,363     2,922,526


    98,839       16,029      114,868  Guidant                                        6,584,654        1,067,852     7,652,506


                                     MEDICAL LABORATORY & TESTING SERVICE (1.39%)


   161,357       26,650      188,007  Laboratory Corp. of America Holdings (1)       7,390,151        1,220,570     8,610,721


                                     MEDICAL PRODUCTS (1.46%)


    92,892       13,393      106,285  Becton Dickinson                               4,876,830          703,133     5,579,963


    72,629       12,562       85,191  Varian Medical Systems (1)                     2,916,054          504,364     3,420,418


                                     MEDICAL-DRUGS (1.39%)


   260,333       41,495      301,828  Medimmune (1)                                  7,398,664        1,179,288     8,577,952


                                     MEDICAL-HMO (0.33%)


    21,990        3,198       25,188  Anthem (1)                                     1,767,996          257,119     2,025,115


                                     MEDICAL-HOSPITALS (0.44%)


   114,300       15,877      130,177  Health Management Associates                   2,361,438          328,019     2,689,457


                                     METAL-DIVERSIFIED (0.93%)


   136,755       22,043      158,798  Freeport-McMoran Copper & Gold                 4,953,266          798,397     5,751,663


                                     MISCELLANEOUS INVESTING (3.05%)


    99,708       16,806      116,514  AMB Property                                   3,739,050          630,225     4,369,275


    74,917       11,806       86,723  Federal Realty Investment Trust                3,554,811          560,195     4,115,006


   102,234       16,377      118,611  Kimco Realty                                   5,576,865          893,365     6,470,230


    85,710       14,303      100,013  Prologis Trust                                 3,340,976          557,531     3,898,507


                                     MULTI-LINE INSURANCE (0.89%)


    79,186       12,309       91,495  Loews                                          4,743,241          737,309     5,480,550


                                     MULTIMEDIA (1.12%)


   141,098       23,249      164,347  Belo                                           3,280,528          540,539     3,821,067


    57,012        8,636       65,648  E.W. Scripps                                   2,720,613          412,110     3,132,723


                                     NETWORKING PRODUCTS (0.35%)


   459,889       68,054      527,943  3Com (1)                                       1,903,940          281,744     2,185,684


                                     NON-HAZARDOUS WASTE DISPOSAL (2.81%)


   337,825       53,695      391,520  Republic Services                             10,405,010        1,653,806    12,058,816


   159,491       26,059      185,550  Waste Management                               4,542,304          742,160     5,284,464


                                     OFFICE AUTOMATION & EQUIPMENT (0.61%)


    74,769       11,814       86,583  Pitney Bowes                                   3,271,144          516,863     3,788,007


                                     OIL COMPANY-EXPLORATION & PRODUCTION (2.88%)


    93,023       14,257      107,280  Apache                                         4,716,266          722,830     5,439,096


    19,553        3,898       23,451  Burlington Resources                             811,450          161,767       973,217


   124,642       20,573      145,215  Pioneer Natural Resources                      4,038,401          666,565     4,704,966


   172,767       26,473      199,240  XTO Energy                                     5,766,962          883,669     6,650,631


                                     OIL COMPANY-INTEGRATED (0.93%)


   131,259       18,845      150,104  Marathon Oil                                   5,002,280          718,183     5,720,463


                                     OIL-FIELD SERVICES (1.60%)


   105,072       16,073      121,145  BJ Services                                    5,358,672          819,723     6,178,395


    61,247        9,870       71,117  Weatherford International (1)                  3,200,768          515,806     3,716,574


                                     PHOTO EQUIPMENT & SUPPLIES (0.74%)


   130,844       20,964      151,808  Eastman Kodak                                  3,961,956          634,790     4,596,746


                                     PIPELINES (2.05%)


    75,703       12,177       87,880  Equitable Resources                            4,186,376          673,388     4,859,764


   139,549       22,063      161,612  Questar                                        6,698,352        1,059,024     7,757,376


                                     POWER CONVERTER & SUPPLY EQUIPMENT (0.84%)


   231,775       36,840      268,615  American Power Conversion                      4,468,622          710,275     5,178,897


                                     PROPERTY & CASUALTY INSURANCE (3.50%)


   212,641       35,503      248,144  Fidelity National Financial                    8,025,071        1,339,883     9,364,954


    86,923       14,174      101,097  Leucadia National                              5,141,496          838,392     5,979,888


   104,707       17,517      122,224  Mercury General                                5,385,081          900,900     6,285,981


                                     PUBLISHING-NEWSPAPERS (0.08%)


     6,766          466        7,232  Knight Ridder                                    463,674           31,935       495,609


                                     REAL ESTATE OPERATOR & DEVELOPER (0.95%)


   126,776       20,266      147,042  Catellus Development                           3,656,220          584,472     4,240,692


    25,534        4,299       29,833  Forest City Enterprises                        1,403,093          236,230     1,639,323


                                     REINSURANCE (1.61%)


   107,807       16,868      124,675  Everest Re Group                               8,556,642        1,338,813     9,895,455


                                     RETAIL-APPAREL & SHOE (0.70%)


   141,969       22,496      164,465  Ross Stores                                    3,729,526          590,970     4,320,496


                                     RETAIL-DISCOUNT (1.21%)


   266,423       45,054      311,477  TJX                                            6,388,824        1,080,395     7,469,219


                                     RETAIL-JEWELRY (0.60%)


   109,218       17,958      127,176  Tiffany                                        3,203,364          526,708     3,730,072


                                     RETAIL-REGIONAL DEPARTMENT STORE (0.80%)


    70,927       10,714       81,641  Neiman Marcus Group                            4,314,489          651,733     4,966,222


                                     RETAIL-RESTAURANTS (1.48%)


   180,613       30,120      210,733  Yum! Brands                                    7,856,666        1,310,220     9,166,886


                                     TELEPHONE-INTEGRATED (2.29%)


   673,658      108,987      782,645  Citizens Communications                        9,027,017        1,460,426    10,487,443


    90,441       14,424      104,865  IDT (1) (2)                                    1,249,895          199,339     1,449,234


    25,500        4,331       29,831  Telephone & Data Systems                       1,909,950          324,392     2,234,342


                                     TEXTILE-HOME FURNISHINGS (1.25%)


    77,973       12,339       90,312  Mohawk Industries (1)                          6,633,943        1,049,802     7,683,745


                                     TOBACCO (1.48%)


   193,252       29,302      222,554  UST                                            7,954,252        1,206,070     9,160,322


                                     TOYS (0.71%)


   215,596       35,322      250,918  Mattel                                         3,775,086          618,488     4,393,574


                                     TRANSPORT-TRUCK (0.67%)


   172,842       28,469      201,311  Heartland Express                              3,536,347          582,476     4,118,823


                                                              TOTAL COMMON STOCKS  517,090,322       82,242,429   599,332,751


                                     COMMERCIAL PAPER (3.00%)


                                     FINANCE-CONSUMER LOANS (2.37%)


14,661,696            -   14,661,696  Investment in Joint Trading Account;           14,661,696                -    14,661,696
                                      Household Finance  1.84%; 11/01/04


                                     FINANCEMORTGAGE LOAN/BANKER (0.63%)


         -    3,900,634    3,900,634  Investment in Joint Trading Account;                -            3,900,634     3,900,634
                                      Federal Home Loan Bank 1.69%; 11/01/04


                                                           TOTAL COMMERCIAL PAPER    14,661,696        3,900,634    18,562,330


                                     REPURCHASE AGREEMENTS (1.72%)


10,615,548            -   10,615,548 Goldman Sachs; 1.75%; 10/24/04                  10,614,000                -    10,614,000
                                     (collateralized by U.S. Treasuries;
                                     $10,705,925; 11/18/04-01/15/12)(3)


                                                      TOTAL REPURCHASE AGREEMENTS    10,614,000                -    10,614,000


                                            TOTAL PORTFOLIO INVESTMENTS (101.67%)    542,366,018       86,143,063   628,509,081


                                     Liabilities, net of cash, receivables
                                       and other assets (-1.67%)                     (10,412,527)          66,419   (10,346,108)


                                                                 TOTAL NET ASSETS   $531,953,491      $86,209,482  $618,162,973
                                                                                ====================================================

(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period.
(3) Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.


  Unrealized Appreciation                             $108,932,692      $10,935,228  $119,867,920
  Unrealized Depreciation                               (9,815,847)      (2,151,751)  (11,967,598)
  Net Unrealized Appreciation (Depreciation)            99,116,845        8,783,477   107,900,322
  Cost for federal income tax purposes                $443,249,173      $77,359,586  $520,608,759


                                                   INVESTMENTS BY SECTOR (UNAUDITED)


                   Percentage of Total Value        Sector                                          Value
                   -------------------------        ------                       --------------------------------------------

            23.82%          19.38%     23.21%     Financial                      $129,172,251      $16,694,265  $145,866,516
              7.33            7.22       7.32     Energy                           39,779,527        6,220,955    46,000,482
             11.36           11.29      11.35     Industrial                       61,602,891        9,723,954    71,326,845
              6.57            6.59       6.57     Communications                   35,634,313        5,679,451    41,313,764
             20.62           20.50      20.61     Consumer, Non-cyclical          111,838,125       17,661,320   129,499,445
             12.07           12.24      12.09     Consumer, Cyclical               65,469,561       10,545,670    76,015,231
              1.94            1.91       1.94     Utilities                        10,536,571        1,647,700    12,184,271
              1.80            1.84       1.80     Basic Materials                   9,749,132        1,585,937    11,335,069
             13.54           13.52      13.54     Technology                       73,442,152       11,644,785    85,086,937
              0.95            0.98       0.95     Diversified                       5,141,495          838,392     5,979,887
                 -            4.53       0.62     Government                                -        3,900,634     3,900,634
                                                                                --------------------------------------------
                                                                         TOTAL    $542,366,018      $86,143,063  $628,509,081
                                                                                =============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                          PRINCIPAL                                        COMBINED
                          PARTNERS       PARTNERS                          PARTNERS
                        MIDCAP GROWTH     MIDCAP         PRO FORMA          MIDCAP
                         FUND, INC.     GROWTH FUND   ADJUSTMENTS/(C)/    GROWTH FUND
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 28,453,700   $ 39,370,692     $        --      $ 67,824,392
                        ============   ============     ===========      ============
ASSETS
Investment in
 securities--at value.  $ 32,204,834   $ 44,291,857     $        --      $ 76,496,691
Cash..................       419,919        892,071              --         1,311,990
Receivables:
 Capital Shares sold..         1,034          9,193              --            10,227
 Dividends and
  interest............         5,225          7,368              --            12,593
 Expense reimbursement
  from Manager........           545             --              --               545
 Investment securities
  sold................       679,469        999,854              --         1,679,323
Other assets..........           147             --              --               147
Prepaid expenses......             6             --              --                 6
                        ------------   ------------     -----------      ------------
          Total Assets    33,311,179     46,200,343              --        79,511,522
LIABILITIES
Accrued management and
 investment advisory
 fees.................         5,444          8,399              --            13,843
Accrued administrative
 service fees.........            --            824              --               824
Accrued distribution
 fees.................         2,833          2,490              --             5,323
Accrued service fees..            --          1,005              --             1,005
Accrued transfer and
 administrative fees..        30,872         10,883              --            41,755
Accrued other expenses        26,701          6,417              --            33,118
Payables:
 Capital Shares
  reacquired..........        45,763         19,075              --            64,838
 Investment securities
  purchased...........     1,170,817      1,645,376              --         2,816,193
 Reorganization Costs.            --             --          16,665            16,665
                        ------------   ------------     -----------      ------------
     Total Liabilities     1,282,430      1,694,469          16,665         2,993,564
                        ------------   ------------     -----------      ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 32,028,749   $ 44,505,874     $   (16,665)     $ 76,517,958
                        ============   ============     ===========      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 40,269,526   $ 42,258,347     $        --      $ 82,527,873
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....            --             --         (16,665)          (16,665)
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).   (11,991,911)    (2,673,638)             --       (14,665,549)
Net unrealized
 appreciation
 (depreciation) of
 investments..........     3,751,134      4,921,165              --         8,672,299
                        ------------   ------------     -----------      ------------
      Total Net Assets  $ 32,028,749   $ 44,505,874     $   (16,665)     $ 76,517,958
                        ============   ============     ===========      ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   100,000,000    225,000,000              --       225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........           N/A   $ 13,412,816             N/A      $ 13,412,816
  Shares issued and
 outstanding..........                    1,751,132                         1,751,132
  Net asset value per
 share................                 $       7.66                      $       7.66
                                       ============                      ============

Advisors Select: Net
 Assets...............           N/A   $  6,991,117             N/A      $  6,991,117
  Shares issued and
 outstanding..........                      932,953                           932,953
  Net asset value per
 share................                 $       7.49                      $       7.49
                                       ============                      ============

Class A: Net Assets...  $ 22,677,674            N/A     $   (11,870)     $ 22,665,804
  Shares issued and
 outstanding..........     4,402,514                     (1,360,124)        3,042,390
  Net asset value per
 share................  $       5.15                             --      $       7.45
  Maximum offering
 price per share /(a)/  $       5.46                             --      $       7.90
                        ============                             ==      ============

Class B: Net Assets...  $  9,351,075            N/A     $    (4,795)     $  9,346,280
  Shares issued and
 outstanding..........     1,864,930                       (610,396)        1,254,534
  Net asset value per
 share /(b)/..........  $       5.01                             --      $       7.45
                        ============                             ==      ============

Class J: Net Assets...           N/A   $ 15,435,946             N/A      $ 15,435,946
  Shares issued and
 outstanding..........                    2,144,812                         2,144,812
  Net asset value per
 share /(b)/..........                 $       7.20                      $       7.20
                                       ============                      ============

Institutional: Net
 Assets...............           N/A   $      8,754             N/A      $      8,754
  Shares issued and
 outstanding..........                        1,175                             1,175
  Net asset value per
 share................                 $       7.45                      $       7.45
                                       ============                      ============

Preferred: Net Assets.           N/A   $  8,532,644             N/A      $  8,532,644
  Shares issued and
 outstanding..........                    1,112,762                         1,112,762
  Net asset value per
 share................                 $       7.67                      $       7.67
                                       ============                      ============

Select: Net Assets....           N/A   $    124,597             N/A      $    124,597
  Shares issued and
 outstanding..........                       16,372                            16,372
  Net asset value per
 share................                 $       7.61                      $       7.61
                                       ============                      ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                          COMBINED
                            PRINCIPAL       PARTNERS                      PARTNERS
                         PARTNERS MIDCAP     MIDCAP       PRO FORMA        MIDCAP
                        GROWTH FUND, INC.  GROWTH FUND   ADJUSTMENTS    GROWTH FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............    $    93,533      $  106,090   $     --        $   199,623
 Interest.............            537           1,982         --              2,519
                          -----------      ----------   --------        -----------
          Total Income         94,070         108,072         --            202,142
Expenses:
 Management and
  investment advisory
  fees................        294,085         366,292    32,512/(A)/        692,889
 Distribution fees -
  Advisors Preferred..             --          25,374         --             25,374
 Distribution fees -
  Advisors Select.....             --          14,998         --             14,998
 Distribution fees -
  Class A.............         58,322              --         --             58,322
 Distribution fees -
  Class B.............         86,288              --         --             86,288
 Distribution fees -
  Class J.............             --          65,713         --             65,713
 Distribution fees -
  Select..............             --             224         --                224
 Administrative
  service fees -
  Advisors Preferred..             --          15,225         --             15,225
 Administrative
  service fees -
  Advisors Select.....             --           9,998         --              9,998
 Administrative
  service fees -
  Preferred...........             --           8,916         --              8,916
 Administrative
  service fees -
  Select..............             --             291         --                291
 Registration fees -
  Class A.............         11,302              --         --             11,302
 Registration fees -
  Class B.............         10,511              --         --             10,511
 Registration fees -
  Class J.............             --          11,699         --             11,699
 Service fees -
  Advisors Preferred..             --          17,254         --             17,254
 Service fees -
  Advisors Select.....             --          12,498         --             12,498
 Service fees -
  Preferred...........             --          12,158         --             12,158
 Service fees - Select             --             336         --                336
 Shareholder reports -
  Class A.............          5,825              --         --              5,825
 Shareholder reports -
  Class B.............          2,340              --         --              2,340
 Shareholder reports -
  Class J.............             --           4,790         --              4,790
 Transfer and
  administrative fees
  - Class A...........         34,754              --         --             34,754
 Transfer and
  administrative fees
  - Class B...........         14,190              --         --             14,190
 Transfer and
  administrative fees
  - Class J...........             --          52,593         --             52,593
 Auditing and legal
  fees................          6,491              --     (6,491)/(B)/           --
 Custodian fees.......         20,191              --    (20,191)/(B)/           --
 Directors' expenses..          1,217              --     (1,217)/(B)/           --
 Registration fees....         20,862              --         --             20,862
 Transfer and
  administrative fees.        131,208              --       587/(B)/        131,795
 Other expenses.......          2,180              --     (2,180)/(B)/           --
                          -----------      ----------   --------        -----------
  Total Gross Expenses        699,766         618,359      3,020          1,321,145
 Less: Fees paid
  indirectly..........         24,151          37,644    (61,795)/(C)/           --
 Less: Reimbursement
  from Manager - Class
  A...................         17,594              --    26,711/(D)/         44,305
 Less: Reimbursement
  from Manager - Class
  B...................          7,104              --     9,711/(D)/         16,815
                          -----------      ----------   --------        -----------
    Total Net Expenses        650,917         580,715     28,393          1,260,025
                          -----------      ----------   --------        -----------
 Net Investment Income
      (Operating Loss)       (556,847)       (472,643)   (28,393)        (1,057,883)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      2,923,337        (257,608)        --          2,665,729
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........     (2,050,663)      1,130,960         --           (919,703)
                           -----------      ----------   --------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies        872,674         873,352         --          1,746,026
                           -----------      ----------   --------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    $   315,827      $  400,709   $(28,393)       $   688,143
                           ===========      ==========   ========        ===========



/(a) /Management and investment advisory fees increased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
/(c) /Elimination of Fees paid indirectly due to Manager's agreement to contractually cap expenses.
/(d) /The Manager has agreed to contractually cap expenses in order to reduce total operating expenses of the Acquiring Fund.
See accompanying notes.

                                                SCHEDULE OF INVESTMENTS
                                                   October 31, 2004
                                                      (unaudited)


    Principal Amount or Number of Shares                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
    Principal         Partners                                                        Principal        Partners
 Partners MidCap      MidCap                                                       Partners MidCap     MidCap
Growth Fund, Inc.   Growth Fund   Combined                                        Growth Fund, Inc.  Growth Fund     Combined
------------------------------------------------------------------------------------------------------------------------------------

                                    COMMON STOCKS (99.95%)

                                    AIRLINES (1.06%)

   24,210                            Southwest Airlines                              $381,792      $430,206      $811,998
                 27,280      51,490


                                    APPAREL MANUFACTURERS (1.47%)


   10,250                            Coach (1)                                        477,958
                 13,880      24,130                                                                 647,224     1,125,182


                                    APPLICATIONS SOFTWARE (1.01%)


   13,070                            Citrix Systems (1)                               315,379
                 19,110      32,180                                                                 461,124       776,503


                                    AUDIO & VIDEO PRODUCTS (2.11%)


    2,410                            Harman International Industries                  289,634
                  3,290       5,700                                                                 395,392       685,026


   18,810                            Polycom (1)                                      388,426
                 26,170      44,980                                                                 540,411       928,837


                                    BEVERAGES-WINE & SPIRITS (0.65%)


    5,360                            Constellation Brands (1)                         210,273
                  7,300      12,660                                                                 286,379       496,652


                                    BUILDING PRODUCTS-AIR &
                                    HEATING (0.73%)


    7,980                            American Standard (1)                            291,829
                  7,290      15,270                                                                 266,595       558,424


                                    BUILDING-RESIDENTIAL &
                                    COMMERCIAL (0.82%)


    5,070                            DR Horton                                        152,100
                  7,010      12,080                                                                 210,300       362,400


    1,180                            Ryland Group                                     112,560
                  1,640       2,820                                                                 156,440       269,000


                                    CASINO HOTELS (3.07%)


    5,240                            MGM Mirage (1)                                   281,912
                  7,250      12,490                                                                 390,050       671,962


    7,700                            Station Casinos                                  392,315
                 10,250      17,950                                                                 522,237       914,552


    5,300                            Wynn Resorts (1)                                 308,195
                  7,900      13,200                                                                 459,385       767,580


                                    CASINO SERVICES (0.62%)


    9,370                            Scientific Games (1)                             198,457
                 12,970      22,340                                                                 274,705       473,162


                                    CELLULAR TELECOMMUNICATIONS (1.67%)


    4,960                            NII Holdings (1)                                 219,579
                  6,260      11,220                                                                 277,130       496,709


   10,640                            Western Wireless (1)                             310,050
                 16,200      26,840                                                                 472,068       782,118


                                    CHEMICALS-DIVERSIFIED (0.80%)


   11,220                            Lyondell Chemical                                257,836
                 15,510      26,730                                                                 356,420       614,256


                                    CHEMICALS-SPECIALTY (0.44%)


    2,940                            Eastman Chemical                                 139,562
                  4,100       7,040                                                                 194,627       334,189


                                    CIRCUIT BOARDS (0.39%)


    3,690                            Benchmark Electronics (1)                        125,349
                  5,100       8,790                                                                 173,247       298,596


                                    COAL (0.50%)


    2,540                            Peabody Energy                                   162,001
                  3,500       6,040                                                                 223,230       385,231


                                    COMMERCIAL BANKS (1.86%)


    2,830                            City National                                    194,987
                  3,930       6,760                                                                 270,777       465,764


    4,260                            Silicon Valley Bancshares (1)                    170,443
                  5,880      10,140                                                                 235,259       405,702


    5,670                            UCBH Holdings                                    244,320
                  7,190      12,860                                                                 309,817       554,137


                                    COMMERCIAL SERVICES (0.81%)


    6,460                            Alliance Data Systems (1)                        273,129
                  8,140      14,600                                                                 344,159       617,288


                                    COMMUNICATIONS SOFTWARE (0.67%)


    4,080                            Avid Technology (1)                              216,158
                  5,610       9,690                                                                 297,218       513,376


                                    COMPUTER SERVICES (1.01%)


   10,050                            Cognizant Technology Solutions (1)               341,700
                 12,760      22,810                                                                 433,840       775,540


                                    COMPUTERS (2.55%)


    8,230                            Apple Computer (1)                               432,322
                 11,370      19,600                                                                 597,266     1,029,588


    4,450                            Research In Motion (1)                           392,490
                  6,000      10,450                                                                 529,200       921,690


                                    COMPUTERS-PERIPHERAL
                                    EQUIPMENT (0.41%)


    1,590                            Lexmark International (1)                        132,145
                  2,210       3,800                                                                 183,673       315,818


                                    CONSUMER PRODUCTS-
                                    MISCELLANEOUS (0.87%)


    5,170                            Clorox                                           282,282
                  7,050      12,220                                                                 384,930       667,212


                                    CONTAINERS-METAL & GLASS (0.56%)


    4,720                            Ball                                             188,092
                  5,960      10,680                                                                 237,506       425,598


                                    DATA PROCESSING & MANAGEMENT (2.47%)


    7,260                            Choicepoint (1)                                  302,234
                  9,190      16,450                                                                 382,580       684,814


    3,610                            Fiserv (1)                                       128,299
                  5,010       8,620                                                                 178,055       306,354


    4,510                            Global Payments                                  246,968
                  6,250      10,760                                                                 342,250       589,218


    3,650                            SEI Investments                                  131,363
                  5,060       8,710                                                                 182,109       313,472


                                    DENTAL SUPPLIES & EQUIPMENT (0.70%)


    6,180                            Patterson (1)                                    231,750
                  8,200      14,380                                                                 307,500       539,250


                                    DIAGNOSTIC KITS (0.59%)


    3,360                            Dade Behring Holdings (1)                        189,134
                  4,650       8,010                                                                 261,749       450,883


                                    DISPOSABLE MEDICAL PRODUCTS (1.58%)


    8,910                            C.R. Bard                                        506,088
                 12,390      21,300                                                                 703,752     1,209,840


                                    DISTRIBUTION-WHOLESALE (1.00%)


    5,180                            CDW                                              321,315
                  7,110      12,290                                                                 441,033       762,348


                                    DIVERSIFIED MANUFACTURING
                                    OPERATIONS (1.56%)


    4,000                            Eaton                                            255,800
                  5,250       9,250                                                                 335,737       591,537


    6,780                            Pentair                                          253,436
                  9,400      16,180                                                                 351,372       604,808


                                    E-COMMERCE-SERVICES (1.61%)


   18,790                            Monster Worldwide (1)                            527,059
                 25,240      44,030                                                                 707,982     1,235,041


                                    ELECTRONIC COMPONENTS-
                                    MISCELLANEOUS (0.88%)


   35,340                            Sanmina (1)                                      282,720
                 48,970      84,310                                                                 391,760       674,480


                                    ELECTRONIC COMPONENTS-
                                    SEMICONDUCTOR (2.93%)


   10,880                            Advanced Micro Devices (1)                       183,002
                 15,070      25,950                                                                 253,477       436,479


   11,500                            Micron Technology (1)                            140,070
                 15,920      27,420                                                                 193,906       333,976


   10,850                            National Semiconductor (1)                       181,195
                 15,040      25,890                                                                 251,168       432,363


   42,840                            PMC - Sierra (1)                                 439,538
                 58,870     101,710                                                                 604,006     1,043,544


                                    ENTERPRISE SOFTWARE & SERVICE (0.72%)


   25,360                            BEA Systems (1)                                  205,923
                 42,500      67,860                                                                 345,100       551,023


       32                            MicroStrategy (1)                                      4
                      -          32                                                                       -             4


                                    ENTERTAINMENT SOFTWARE (0.58%)


    5,740                            Take-Two Interactive Software (1)                189,190
                  7,740      13,480                                                                 255,110       444,300


                                    FINANCE-INVESTMENT BANKER &
                                    BROKER (0.76%)


    2,580                            Bear Stearns                                     244,455
                  3,580       6,160                                                                 339,205       583,660


                                    FINANCE-MORTGAGE LOAN/BANKER (0.72%)


    5,480                            Doral Financial                                  230,050
                  7,600      13,080                                                                 319,048       549,098


                                    FINANCIAL GUARANTEE INSURANCE (0.72%)


    3,600                            MGIC Investment                                  231,516
                  4,970       8,570                                                                 319,621       551,137


                                    FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)


    6,660                            McCormick                                        235,964
                  8,810      15,470                                                                 312,138       548,102


                                    FOOD-RETAIL (0.81%)


    2,710                            Whole Foods Market                               220,675
                  4,860       7,570                                                                 395,750       616,425


                                    HOTELS & MOTELS (2.42%)


   10,500                            Marriott International                           572,145
                 13,290      23,790                                                                 724,172     1,296,317


    4,960                            Starwood Hotels & Resorts Worldwide              236,741
                  6,690      11,650                                                                 319,314       556,055


                                    HUMAN RESOURCES (0.73%)


    8,840                            Robert Half International                        234,525
                 12,220      21,060                                                                 324,197       558,722


                                    INDUSTRIAL AUTOMATION & ROBOTS (1.32%)


   10,190                            Rockwell International                           424,821
                 14,090      24,280                                                                 587,412     1,012,233


                                    INSTRUMENTS-SCIENTIFIC (2.29%)


    8,330                            Fisher Scientific International (1)              477,809
                 10,740      19,070                                                                 616,047     1,093,856


    6,800                            Waters (1)                                       280,772
                  9,060      15,860                                                                 374,087       654,859


                                    INTERNET BROKERS (1.17%)


   29,150                            E*trade Group (1)                                376,035
                 40,460      69,610                                                                 521,934       897,969


                                    INTERNET CONTENT-INFORMATION &
                                    NEWS (1.22%)


    4,430                            Ask Jeeves (1)                                   114,205
                  6,150      10,580                                                                 158,547       272,752


   34,570                            CNET Networks (1)                                282,437
                 46,040      80,610                                                                 376,147       658,584


                                    INTERNET INFRASTRUCTURE
                                    SOFTWARE (2.42%)


   14,140                            Akamai Technologies (1)                          195,839
                 19,270      33,410                                                                 266,890       462,729


    8,540                            F5 Networks (1)                                  341,173
                 11,640      20,180                                                                 465,018       806,191


   25,550                            TIBCO Software (1)                               248,346
                 35,260      60,810                                                                 342,727       591,073


                                    INTERNET SECURITY (2.62%)


   10,070                            CheckFree (1)                                    312,170
                 13,544      23,614                                                                 419,864       732,034


   19,830                            VeriSign (1)                                     532,039
                 27,410      47,240                                                                 735,410     1,267,449


                                    INVESTMENT MANAGEMENT & ADVISORY
                                    SERVICES (2.21%)


    4,965                            Affiliated Managers Group (1)                    277,246
                  6,475      11,440                                                                 361,564       638,810


    8,350                            T. Rowe Price Group                              465,679
                 10,520      18,870                                                                 586,700     1,052,379


                                    LASERS-SYSTEMS & COMPONENTS (0.75%)


    8,410                            Cymer (1)                                        239,853
                 11,670      20,080                                                                 332,828       572,681


                                    LEISURE & RECREATION PRODUCTS (1.34%)


    4,450                            Brunswick                                        208,794
                  5,970      10,420                                                                 280,112       488,906


    7,810                            WMS Industries (1)                               228,443
                 10,570      18,380                                                                 309,173       537,616


                                    MACHINERY-PRINT TRADE (0.59%)


    3,570                            Zebra Technologies (1)                           189,174
                  4,955       8,525                                                                 262,565       451,739


                                    MEDICAL INSTRUMENTS (1.15%)


    7,930                            Biomet                                           370,172
                 10,960      18,890                                                                 511,613       881,785


                                    MEDICAL LABORATORY & TESTING SERVICE (0.73%)


    5,170                            Laboratory Corp. of America Holdings (1)         236,786
                  7,100      12,270                                                                 325,180       561,966


                                    MEDICAL PRODUCTS (2.70%)


    3,240                            Cooper                                           227,934
                  4,490       7,730                                                                 315,872       543,806


    4,020                            Henry Schein (1)                                 254,185
                  5,590       9,610                                                                 353,456       607,641


    7,380                            INAMED (1)                                       392,247
                  9,850      17,230                                                                 523,527       915,774


                                    MEDICAL-BIOMEDICAL/GENE (1.02%)


    7,020                            Charles River Laboratories International         328,466
                  9,630      16,650 (1)                                                             450,588       779,054


                                    MEDICAL-DRUGS (2.86%)


    6,250                            Elan (1)                                         161,250
                  8,660      14,910                                                                 223,428       384,678


    8,590                            Medimmune (1)                                    244,128
                 11,870      20,460                                                                 337,345       581,473


    5,370                            OSI Pharmaceuticals (1)                          348,942
                  7,320      12,690                                                                 475,654       824,596


    3,600                            Sepracor (1)                                     165,348
                  4,990       8,590                                                                 229,191       394,539


                                    MEDICAL-HMO (0.97%)


    2,090                            AMERIGROUP (1)                                   125,400
                  2,900       4,990                                                                 174,000       299,400


    5,360                            Pacificare Health Systems (1)                    190,923
                  7,140      12,500                                                                 254,327       445,250


                                    MEDICAL-NURSING HOMES (0.47%)


    5,190                            Manor Care                                       169,921
                  5,890      11,080                                                                 192,839       362,760


                                    METAL-COPPER (0.48%)


    1,760                            Phelps Dodge                                     154,070
                  2,420       4,180                                                                 211,847       365,917


                                    MISCELLANEOUS INVESTING (0.54%)


   12,170                            Host Marriott (1)                                177,074
                 16,300      28,470                                                                 237,165       414,239


                                    MOTION PICTURES & SERVICES (0.73%)


    5,980                            DreamWorks Animation (1)                         233,519
                  8,290      14,270                                                                 323,725       557,244


                                    NETWORKING PRODUCTS (3.20%)


   28,290                            Juniper Networks (1)                             752,797
                 39,330      67,620                                                               1,046,571     1,799,368


   11,230                            Network Appliance (1)                            274,798
                 15,430      26,660                                                                 377,572       652,370


                                    OIL & GAS DRILLING (0.30%)
                                                                                                                        -


                                    Transocean Sedco Forex (1)
        -         6,380       6,380                                                         -       224,895       224,895


                                    OIL COMPANY-EXPLORATION & PRODUCTION (1.80%)


   11,620                            Range Resources                                  182,434
                 15,010      26,630                                                                 235,657       418,091


    1,990                            Ultra Petroleum (1)                               96,714
                  2,740       4,730                                                                 133,164       229,878


    9,335                            XTO Energy                                       311,602
                 12,407      21,742                                                                 414,146       725,748


                                    OIL FIELD MACHINERY & EQUIPMENT (0.67%)


    3,770                            Smith International (1)                          218,962
                  5,010       8,780                                                                 290,981       509,943


                                    OIL REFINING & MARKETING (0.66%)


    3,680                            Ashland                                          212,042
                  5,090       8,770                                                                 293,286       505,328


                                    OIL-FIELD SERVICES (0.92%)


    6,970                            Baker Hughes                                     298,525
                  9,400      16,370                                                                 402,602       701,127


                                    OPTICAL SUPPLIES (1.11%)


    5,860                            Bausch & Lomb                                    357,226
                  8,100      13,960                                                                 493,776       851,002


                                    PIPELINES (0.35%)


    3,800                            Western Gas Resources                            111,302
                  5,220       9,020                                                                 152,894       264,196


                                    RADIO (0.38%)


   31,070                            Sirius Satellite Radio (1)                       121,173
                 42,910      73,980                                                                 167,349       288,522


                                    RETAIL-APPAREL & SHOE (2.52%)


    5,060                            American Eagle Outfitters                        206,853
                  6,960      12,020                                                                 284,525       491,378


    9,260                            Chico's FAS (1)                                  370,678
                 12,490      21,750                                                                 499,974       870,652


    5,850                            Urban Outfitters (1)                             239,850
                  8,040      13,890                                                                 329,640       569,490


                                    RETAIL-BEDDING (1.54%)


   12,110                            Bed Bath & Beyond (1)                            493,967
                 16,670      28,780                                                                 679,969     1,173,936


                                    RETAIL-CONSUMER ELECTRONICS (0.35%)


                                    RadioShack
        -         8,880       8,880                                                         -       265,778       265,778


                                    RETAIL-MAIL ORDER (1.29%)


   11,160                            Williams-Sonoma (1)                              425,977
                 14,700      25,860                                                                 561,099       987,076


                                    RETAIL-RESTAURANTS (2.09%)


    4,010                            P.F. Chang's China Bistro (1)                    203,868
                  5,380       9,390                                                                 273,519       477,387


   10,780                            Yum! Brands                                      468,930
                 14,900      25,680                                                                 648,150     1,117,080


                                    SAVINGS & LOANS-THRIFTS (0.62%)


    9,760                            Sovereign Bancorp                                211,304
                 12,290      22,050                                                                 266,079       477,383


                                    SEMICONDUCTOR COMPONENT-INTEGRATED
                                    CIRCUITS (1.10%)


   12,390                            Marvell Technology Group (1)                     353,982
                 17,120      29,510                                                                 489,118       843,100


                                    SEMICONDUCTOR EQUIPMENT (1.77%)


    3,270                            Kla-Tencor (1)                                   148,883
                  4,520       7,790                                                                 205,796       354,679


   16,530                            Lam Research (1)                                 430,276
                 22,040      38,570                                                                 573,701     1,003,977


                                    STEEL-SPECIALTY (0.66%)


   12,520                            Allegheny Technologies                           210,461
                 17,190      29,710                                                                 288,964       499,425


                                    TELECOMMUNICATION EQUIPMENT (1.00%)


   15,590                            Comverse Technology (1)                          321,778
                 21,660      37,250                                                                 447,062       768,840


                                    TELECOMMUNICATION SERVICES (0.45%)


    5,760                            Amdocs (1)                                       144,864
                  7,990      13,750                                                                 200,949       345,813


                                    THERAPEUTICS (1.62%)


    1,800                            Eyetech Pharmaceuticals (1)                       76,392
                  2,490       4,290                                                                 105,676       182,068


    7,780                            MGI Pharma (1)                                   207,493
                 10,820      18,600                                                                 288,569       496,062


    5,080                            Neurocrine Biosciences (1)                       236,474
                  6,850      11,930                                                                 318,867       555,341


                                    TRANSPORT-MARINE (0.78%)


    5,430                            Teekay Shipping                                  250,866
                  7,520      12,950                                                                 347,424       598,290


                                    TRANSPORT-SERVICES (0.77%)


    3,790                            Expeditors International of Washington           216,409
                  6,520      10,310                                                                 372,292       588,701


                                    TRANSPORT-TRUCK (0.53%)


    3,510                            Yellow Roadway (1)                               168,445
                  4,870       8,380                                                                 233,711       402,156


                                    WEB HOSTING & DESIGN (0.31%)


    3,680                            Macromedia (1)                                    99,875
                  5,100       8,780                                                                 138,414       238,289


                                                        TOTAL COMMON STOCKS        32,204,834    44,291,857    76,496,691


                                       TOTAL PORTFOLIO INVESTMENTS (99.95%)        32,204,834    44,291,857    76,496,691


                                    Cash, receivables and other assets,
                                      net of liabilities (0.05%)
                                                                                     (176,085)       214,017        37,932

                                                 TOTAL NET ASSETS (100.00%)       $32,028,749   $44,505,874   $76,534,623
                                                                                ===============================================

(1)  Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

   Unrealized Appreciation                              $4,385,140    $5,601,251    $9,986,391
   Unrealized Depreciation                               (674,095)     (771,131)   (1,445,226)
   Net Unrealized Appreciation (Depreciation)            3,711,045     4,830,120     8,541,165
   Cost for federal income tax purposes                $28,493,789   $39,461,737   $67,955,526

                        INVESTMENTS BY SECTOR (UNAUDITED)

                  Percentage of Total Value              Sector                                    Value
-----------------------------------------------------------------------------------------------------------------------------------


            21.13%        21.28%      21.22%      Consumer, Cyclical                $6,806,001    $9,426,122   $16,232,123


             21.05         20.94       20.99      Consumer, Non-cyclical             6,779,340     9,277,040    16,056,380


             15.25         15.27       15.26      Communications                     4,911,811     6,762,539    11,674,350


             15.17         15.25       15.21      Technology                         4,883,686     6,753,691    11,637,377


             11.32         11.02       11.15      Industrial                         3,645,376     4,882,585     8,527,961


              8.77          8.51        8.62      Financial                          2,823,109     3,767,169     6,590,278


              4.29          4.69        4.52      Energy                             1,381,540     2,077,568     3,459,108


              3.02          3.04        3.03      Basic Materials                      973,971     1,345,143     2,319,114


                                                                        TOTAL      $32,204,834   $44,291,857   $76,496,691
                                                                                ==============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                           COMBINED
                            SMALLCAP         SMALLCAP       PRO FORMA           SMALLCAP
                           FUND, INC.       BLEND FUND   ADJUSTMENTS/(D)/      BLEND FUND
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $113,314,514      $ 95,256,243    $        --       $208,570,757
                         ============      ============    ===========       ============
ASSETS
Investment in
 securities--at value.   $119,160,124/(c)/ $104,577,803    $        --       $223,737,927/(c)/
Cash..................         28,882            16,768             --             45,650
Receivables:
 Capital Shares sold..         17,758           109,419             --            127,177
 Dividends and
  interest............         28,227            17,465             --             45,692
 Investment securities
  sold................        387,374           975,429             --          1,362,803
Other assets..........            767                --             --                767
                         ------------      ------------    -----------       ------------
          Total Assets    119,623,132       105,696,884             --        225,320,016
LIABILITIES
Accrued management and
 investment advisory
 fees.................         17,172            14,549             --             31,721
Accrued administrative
 service fees.........             --               246             --                246
Accrued distribution
 fees.................          8,360             7,511             --             15,871
Accrued directors'
 expense..............             75                --             --                 75
Accrued service fees..             --               312             --                312
Accrued transfer and
 administrative fees..         79,769            37,168             --            116,937
Accrued other expenses         31,716            11,339             --             43,055
Payables:
 Capital Shares
  reacquired..........         59,060            17,360             --             76,420
 Investment securities
  purchased...........      2,371,890         2,903,946             --          5,275,836
 Variation margin on
  futures contracts...             --             3,500             --              3,500
 Reorganization costs.             --                --         69,959             69,959
Collateral obligation
 on securities loaned,
 at value.............     10,207,000                --             --         10,207,000
                         ------------      ------------    -----------       ------------
     Total Liabilities     12,775,042         2,995,931         69,959         15,840,932
                         ------------      ------------    -----------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $106,848,090      $102,700,953    $   (69,959)      $209,479,084
                         ============      ============    ===========       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $117,892,520      $ 87,034,717    $        --       $204,927,237
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....             --                --        (69,959)           (69,959)
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (16,890,040)        6,242,023             --        (10,648,017)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      5,845,610         9,424,213             --         15,269,823
                         ------------      ------------    -----------       ------------
      Total Net Assets   $106,848,090      $102,700,953    $   (69,959)      $209,479,084
                         ============      ============    ===========       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000             --        225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $  2,563,339            N/A       $  2,563,339
  Shares issued and
 outstanding..........                          178,529                           178,529
  Net asset value per
 share................                     $      14.36                      $      14.36
                                           ============                      ============

Advisors Select: Net
 Assets...............            N/A      $  1,568,048            N/A       $  1,568,048
  Shares issued and
 outstanding..........                          109,729                           109,729
  Net asset value per
 share................                     $      14.29                      $      14.29
                                           ============                      ============

Class A: Net Assets...   $ 82,730,657               N/A    $   (53,002)      $ 82,677,655
  Shares issued and
 outstanding..........      9,018,226                       (3,268,737)         5,749,489
  Net asset value per
 share................   $       9.17                               --       $      14.38
  Maximum offering
 price per share /(a)/   $       9.73                               --       $      15.26
                         ============                               ==       ============

Class B: Net Assets...   $ 24,117,433               N/A    $   (16,957)      $ 24,100,476
  Shares issued and
 outstanding..........      2,777,782                       (1,101,810)         1,675,972
  Net asset value per
 share /(b)/..........   $       8.68                               --       $      14.38
                         ============                               ==       ============

Class J: Net Assets...            N/A      $ 77,396,158            N/A       $ 77,396,158
  Shares issued and
 outstanding..........                        5,530,234                         5,530,234
  Net asset value per
 share /(b)/..........                     $      14.00                      $      14.00
                                           ============                      ============

Institutional: Net
 Assets...............            N/A      $ 15,701,438            N/A       $ 15,701,438
  Shares issued and
 outstanding..........                        1,091,900                         1,091,900
  Net asset value per
 share................                     $      14.38                      $      14.38
                                           ============                      ============

Preferred: Net Assets.            N/A      $  5,455,808            N/A       $  5,455,808
  Shares issued and
 outstanding..........                          375,998                           375,998
  Net asset value per
 share................                     $      14.51                      $      14.51
                                           ============                      ============

Select: Net Assets....            N/A      $     16,162            N/A       $     16,162
  Shares issued and
 outstanding..........                            1,122                             1,122
  Net asset value per
 share................                     $      14.40                      $      14.40
                                           ============                      ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL                                    COMBINED
                          SMALLCAP     SMALLCAP      PRO FORMA        SMALLCAP
                         FUND, INC.   BLEND FUND    ADJUSTMENTS      BLEND FUND
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $   768,499   $  963,418   $      --        $ 1,731,917
 Interest.............       37,816       85,549          --            123,365
 Securities lending...       29,859           --          --             29,859
                        -----------   ----------   ---------        -----------
          Total Income      836,174    1,048,967          --          1,885,141
Expenses:
 Management and
  investment advisory
  fees................      879,267      640,271    (102,010)/(A)/    1,417,528
 Distribution fees -
  Advisors Preferred..           --        5,477          --              5,477
 Distribution fees -
  Advisors Select.....           --        3,953          --              3,953
 Distribution fees -
  Class A.............      177,732           --          --            177,732
 Distribution fees -
  Class B.............      219,573           --          --            219,573
 Distribution fees -
  Class J.............           --      319,436          --            319,436
 Distribution fees -
  Select..............           --           15          --                 15
 Administrative
  service fees -
  Advisors Preferred..           --        3,287          --              3,287
 Administrative
  service fees -
  Advisors Select.....           --        2,636          --              2,636
 Administrative
  service fees -
  Preferred...........           --        5,900          --              5,900
 Administrative
  service fees -
  Select..............           --           21          --                 21
 Registration fees -
  Class A.............       10,605           --          --             10,605
 Registration fees -
  Class B.............        6,354           --          --              6,354
 Registration fees -
  Class J.............           --       19,416          --             19,416
 Service fees -
  Advisors Preferred..           --        3,725          --              3,725
 Service fees -
  Advisors Select.....           --        3,294          --              3,294
 Service fees -
  Preferred...........           --        8,046          --              8,046
 Service fees - Select           --           24          --                 24
 Shareholder reports -
  Class A.............       18,254           --          --             18,254
 Shareholder reports -
  Class B.............        5,893           --          --              5,893
 Shareholder reports -
  Class J.............           --       18,783          --             18,783
 Transfer and
  administrative fees
  - Class A...........      108,989           --          --            108,989
 Transfer and
  administrative fees
  - Class B...........       35,605           --          --             35,605
 Transfer and
  administrative fees
  - Class J...........           --      171,759          --            171,759
 Auditing and legal
  fees................        7,466           --      (7,466)/(B)/           --
 Custodian fees.......       12,210           --     (12,210)/(B)/           --
 Directors' expenses..        3,248           --      (3,248)/(B)/           --
 Registration fees....       26,173           --          --             26,173
 Transfer and
  administrative fees.      289,406           --      1,865/(B)/        291,271
 Other expenses.......        6,255           --      (6,255)/(B)/           --
 Other expenses -
  Class J.............           --           37          --                 37
                        -----------   ----------   ---------        -----------
  Total Gross Expenses    1,807,030    1,206,080    (129,324)         2,883,786
 Less: Fees paid
  indirectly..........        4,709        1,105          --              5,814
                        -----------   ----------   ---------        -----------
    Total Net Expenses    1,802,321    1,204,975    (129,324)         2,877,972
                        -----------   ----------   ---------        -----------
 Net Investment Income
      (Operating Loss)     (966,147)    (156,008)    129,324           (992,831)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   19,381,225    6,657,144          --         26,038,369
 Futures contracts....           --      (37,041)         --            (37,041)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   (8,345,060)    (186,740)         --         (8,531,800)
 Futures contracts.....           --      (65,993)         --            (65,993)
                         -----------   ----------   ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   11,036,165    6,367,370          --         17,403,535
                         -----------   ----------   ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $10,070,018   $6,211,362   $ 129,324        $16,410,704
                         ===========   ==========   =========        ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
  Eliminated expenses are not paid the by the Acquiring Fund.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal                                                                           Principal
    SmallCap   SmallCap                                                                 SmallCap          SmallCap
      Fund      Blend                                                                     Fund             Blend
      Inc.      Fund      Combined                                                        Inc.              Fund        Combined
-----------------------------------------------------------------------------------------------------------------------------------

                                     COMMON STOCKS (94.84%)
                                     AEROSPACE & DEFENSE EQUIPMENT (1.01%)
                                     Moog (1)                                           $     480,759    $    255,879  $   736,638
    12,810      6,818       19,628
                                     Orbital Sciences (1) (2)
    97,180     15,225      112,405                                                          1,005,813         157,579    1,163,392
                                     United Defense Industries (1)
         -      5,140        5,140                                                                  -         206,320      206,320
                                     AIRLINES (0.63%)
                                     ExpressJet Holdings (1)
    63,532     27,867       91,399                                                            706,476         309,881    1,016,357
                                     Skywest
         -     17,604       17,604                                                                  -         300,676      300,676
                                     APPAREL MANUFACTURERS (1.18%)
                                     Guess? (1)
    48,350          -       48,350                                                            807,445               -      807,445
                                     Kellwood
    22,832          -       22,832                                                            718,295               -      718,295
                                     Oxford Industries
    18,722          -       18,722                                                            694,399               -      694,399
                                     Quiksilver (1)
         -      9,300        9,300                                                                  -         253,425      253,425
                                     APPLICATIONS SOFTWARE (0.56%)
                                     Embarcadero Technologies (1)
    58,107          -       58,107                                                            472,410               -      472,410
                                     Serena Software (1)
         -     22,509       22,509                                                                  -         399,310      399,310
                                     SS&C Technologies
         -     12,466       12,466                                                                  -         294,696      294,696
                                     ATHLETIC FOOTWEAR (0.24%)
                                     Reebok International
         -     13,580       13,580                                                                  -         502,460      502,460
                                     AUDIO & VIDEO PRODUCTS (0.27%)
                                     Polycom (1)
         -     27,238       27,238                                                                  -         562,465      562,465
                                     AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.34%)
                                     Oshkosh Truck
         -     12,178       12,178                                                                  -         717,284      717,284
                                     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.63%)
                                     American Axle & Manufacturing Holdings
         -      7,090        7,090                                                                  -         203,483      203,483
                                     Dana
         -     16,631       16,631                                                                  -         247,968      247,968
                                     Tenneco Automotive (1)
    31,601     36,601       68,202                                                            402,597         466,297      868,894
                                     BATTERIES & BATTERY SYSTEMS (0.66%)
                                     Rayovac (1)
    55,829          -       55,829                                                          1,390,700               -    1,390,700
                                     BUILDING & CONSTRUCTION PRODUCTS-
                                     MISCELLANEOUS (0.45%)
                                     Simpson Manufacturing
         -      3,298        3,298                                                                  -         211,995      211,995
                                     USG (1)
         -     32,887       32,887                                                                  -         736,340      736,340
                                     BUILDING PRODUCTS-CEMENT & AGGREGATE (1.01%)
                                     Eagle Materials
    21,840      8,667       30,507                                                          1,509,362         598,976    2,108,338
                                     BUILDING PRODUCTS-LIGHT FIXTURES (0.14%)
                                     Genlyte Group (1)
         -      4,117        4,117                                                                  -         302,846      302,846
                                     BUILDING PRODUCTS-WOOD (0.60%)
                                      Universal Forest Products
    24,317      9,904       34,221                                                            891,826         363,229    1,255,055
                                     BUILDING-HEAVY CONSTRUCTION (0.16%)
                                     Washington Group International (1)
         -      9,898        9,898                                                                  -         345,143      345,143
                                     BUILDING-MAINTENANCE & SERVICE (0.15%)
                                     Rollins
         -     12,204       12,204                                                                  -         321,575      321,575
                                     BUILDING-RESIDENTIAL & COMMERCIAL (1.07%)
                                     Brookfield Homes
         -     15,209       15,209                                                                  -         393,913      393,913
                                     Hovnanian Enterprises (1)
         -     13,860       13,860                                                                  -         520,304      520,304
                                     KB Home
         -     11,215       11,215                                                                  -         922,434      922,434
                                     M/I Schottenstein Homes
         -      9,554        9,554                                                                  -         410,822      410,822
                                     CABLE TV (0.05%)
                                     Mediacom Communications (1)
         -     15,908       15,908                                                                  -         104,197      104,197
                                     CASINO SERVICES (0.27%)
                                     Scientific Games (1)
         -     26,821       26,821                                                                  -         568,069      568,069
                                     CELLULAR TELECOMMUNICATIONS (0.06%)
                                     Boston Communications Group (1)
         -     15,023       15,023                                                                  -         136,709      136,709
                                     CHEMICALS-DIVERSIFIED (0.80%)
                                     FMC (1)
    17,464     20,821       38,285                                                            765,796         913,001    1,678,797
                                     CHEMICALS-SPECIALTY (0.81%)
                                     Albermarle
         -      8,354        8,354                                                                  -         299,491      299,491
                                     MacDermid
    38,221      5,990       44,211                                                          1,206,255         189,044    1,395,299
                                     CIRCUIT BOARDS (1.27%)
                                     Benchmark Electronics (1)
    24,174     20,784       44,958                                                            821,191         706,032    1,527,223
                                     SBS Technologies (1)
    55,763          -       55,763                                                            743,321               -      743,321
                                     TTM Technologies (1)
    42,181          -       42,181                                                            395,025               -      395,025
                                     COMMERCIAL BANKS (6.99%)
                                     Capital Corp of the West
    19,109          -       19,109                                                            879,970               -      879,970
                                     City Holding
    34,614      5,950       40,564                                                          1,199,375         206,168    1,405,543
                                     City National
         -     12,855       12,855                                                                  -         885,709      885,709
                                     Columbia Banking Systems
    46,408      8,511       54,919                                                          1,136,996         208,519    1,345,515
                                     Commerce Bancshares
    16,829          -       16,829                                                            826,304               -      826,304
                                     Community Trust Bancorp
     8,732          -        8,732                                                            288,156               -      288,156
                                     Cullen/Frost Bankers
         -      3,482        3,482                                                                  -         170,618      170,618
                                     CVB Financial
         -      6,240        6,240                                                                  -         154,752      154,752
                                     First Bancorp.
         -      6,301        6,301                                                                  -         343,594      343,594
                                     First Midwest Bancorp
         -      6,622        6,622                                                                  -         231,174      231,174
                                     Frontier Financial
    15,116          -       15,116                                                            581,890               -      581,890
                                     Hibernia
         -     39,046       39,046                                                                  -       1,132,334    1,132,334
                                     Hudson United Bancorp
         -     19,968       19,968                                                                  -         794,726      794,726
                                     IBERIABANK
     8,732          -        8,732                                                            532,827               -      532,827
                                     MB Financial
         -      3,640        3,640                                                                  -         155,574      155,574
                                     Oriental Financial Group
         -      5,200        5,200                                                                  -         147,316      147,316
                                     Pacific Capital Bancorp.
    27,705     15,991       43,696                                                            881,850         508,994    1,390,844
                                     R&G Financial
         -     15,865       15,865                                                                  -         596,841      596,841
                                     Signature Bank (1)
    18,889                  18,889                                                            556,659               -      556,659
                                     UCBH Holdings
         -     14,500       14,500                                                                  -         624,805      624,805
                                     Vineyard National Bancorp (1) (3) (4)
     4,738          -        4,738                                                             19,994               -       19,994
                                     Vineyard National Bancorp.
    23,686          -       23,686                                                            692,105               -      692,105
                                     Virginia Commerce Bancorp. (1) (2)
    30,453          -       30,453                                                            895,318               -      895,318
                                     COMMERCIAL SERVICE-FINANCE (0.72%)
                                     iPayment (1) (2)
    19,104                  19,104                                                            856,050               -      856,050
                                     NCO Group (1)
    24,459                  24,459                                                            654,278               -      654,278
                                     COMMERCIAL SERVICES (0.20%)
                                     Magellan Health Services (1)
         -     11,224       11,224                                                                  -         419,778      419,778
                                     COMPUTER AIDED DESIGN (0.59%)
                                     ANSYS (1)
    38,286      6,364       44,650                                                          1,056,694         175,646    1,232,340
                                     COMPUTER SERVICES (1.14%)
                                     CACI International (1)
    12,296          -       12,296                                                            749,687               -      749,687
                                     Cognizant Technology Solutions (1)
               12,332       12,332                                                                  -         419,288      419,288
                                     Perot Systems (1)
    39,696     18,616       58,312                                                            636,327         298,415      934,742
                                     SRA International (1)
         -      5,183        5,183                                                                  -         278,638      278,638
                                     COMPUTERS (0.22%)
                                     palmOne (1) (2)
    15,912          -       15,912                                                            460,971               -      460,971
                                     COMPUTERS-INTEGRATED SYSTEMS (0.11%)
                                     RadiSys (1)
         -     17,410       17,410                                                                  -         231,205      231,205
                                     COMPUTERS-MEMORY DEVICES (0.11%)
                                     Storage Technology (1)
         -      8,740        8,740                                                                  -         236,155      236,155
                                     COMPUTERS-PERIPHERAL EQUIPMENT (0.13%)
                                     Electronics for Imaging (1)
         -     15,339       15,339                                                                  -         276,716      276,716
                                     CONSUMER PRODUCTS-MISCELLANEOUS (0.31%)
                                     Central Garden & Pet (1)
         -      5,250        5,250                                                                  -         187,530      187,530
                                     Scotts (1)
         -      7,310        7,310                                                                  -         469,448      469,448
                                     CONTAINERS-METAL & GLASS (1.39%)
                                     Ball
         -     17,657       17,657                                                                  -         703,632      703,632
                                     Greif Brothers
    26,887          -       26,887                                                          1,117,155               -    1,117,155
                                     Silgan Holdings
    18,109      5,091       23,200                                                            859,362         241,593    1,100,955
                                     COSMETICS & TOILETRIES (0.12%)
                                     Chattem (1)
         -      7,456        7,456                                                                  -         249,478      249,478
                                     DATA PROCESSING & MANAGEMENT (0.45%)
                                     Global Payments
    11,171      6,235       17,406                                                            611,724         341,429      953,153
                                     DECISION SUPPORT SOFTWARE (0.15%)
                                     Wind River Systems
         -     23,972       23,972                                                                  -         320,985      320,985
                                     DENTAL SUPPLIES & EQUIPMENT (0.74%)
                                     Sybron Dental Specialties (1)
    26,559     21,354       47,913                                                            865,027         695,500    1,560,527
                                     DIAGNOSTIC EQUIPMENT (0.06%)
                                     Gen-Probe (1)
         -      3,467        3,467                                                                  -         121,484      121,484
                                     DIALYSIS CENTERS (0.17%)
                                     DaVita (1)
         -     12,376       12,376                                                                  -         366,577      366,577
                                     DIRECT MARKETING (0.16%)
                                     Catalina Marketing
         -     12,995       12,995                                                                  -         332,802      332,802
                                     DISTRIBUTION-WHOLESALE (1.81%)
                                     Aviall (1)
         -     11,939       11,939                                                                  -         258,479      258,479
                                     Hiughes Supply
         -     26,106       26,106                                                                  -         741,671      741,671
                                     Owens & Minor
         -     15,888       15,888                                                                  -         416,107      416,107
                                     United Stationers (1)
    12,491     11,501       23,992                                                            555,850         511,795    1,067,645
                                     Watsco
    33,924     12,061       45,985                                                            965,477         343,256    1,308,733
                                     DIVERSIFIED MANUFACTURING OPERATIONS (0.21%)
                                     Caslisle
         -      7,630        7,630                                                                  -         443,532      443,532
                                     E-MARKETING-INFORMATION (0.88%)
                                     Digital River (1)
    16,553      3,736       20,289                                                            551,215         124,409      675,624
                                     Digitas (1)
    81,141     49,461      130,602                                                            730,269         445,149    1,175,418
                                     E-SERVICES-CONSULTING (0.26%)
                                     Websense (1)
         -     13,619       13,619                                                                  -         552,523      552,523
                                     ELECTRIC PRODUCTS-MISCELLANEOUS (0.19%)
                                     Littelfuse (1)
         -     12,139       12,139                                                                  -         395,974      395,974
                                     ELECTRIC-INTEGRATED (0.93%)
                                     Great Plains Energy
         -      4,966        4,966                                                                  -         141,481      141,481
                                     MDU Resources Group
         -     29,640       29,640                                                                  -         760,266      760,266
                                     OGE Energy
         -     14,047       14,047                                                                  -         356,373      356,373
                                     Sierra Pacific Resources (1) (2)
    70,988          -       70,988                                                            681,485               -      681,485
                                     ELECTRONIC COMPONENTS-MISCELLANEOUS (0.32%)
                                     DSP Group (1)
         -     20,934       20,934                                                                  -         415,121      415,121
                                     Methode Electronics
         -     19,047       19,047                                                                  -         255,801      255,801
                                     ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.88%)
                                     Cree (1)
         -     16,517       16,517                                                                  -         570,002      570,002
                                     Fairchild Semiconductor International (1)
         -     34,522       34,522                                                                  -         496,081      496,081
                                     Microsemi (1)
    71,380     36,208      107,588                                                          1,109,245         562,672    1,671,917
                                     PMC - Sierra (1)
         -     15,277       15,277                                                                  -         156,742      156,742
                                     Semtech (1)
    23,246          -       23,246                                                            485,377               -      485,377
                                     Silicon Laboratories (1)
         -      6,285        6,285                                                                  -         188,362      188,362
                                     SiRF Technology Holdings (1)
    31,180          -       31,180                                                            369,171               -      369,171
                                     ELECTRONIC CONNECTORS (0.31%)
                                     Amphenol (1)
         -     18,747       18,747                                                                  -         643,584      643,584
                                     ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
                                     Tektronix
         -      9,113        9,113                                                                  -         276,397      276,397
                                     ELECTRONIC PARTS DISTRIBUTION (0.23%)
                                     Avent (1)
         -     28,033       28,033                                                                  -         475,440      475,440
                                     ELECTRONICS-MILITARY (0.92%)
                                     Engineered Support Systems
    23,988     15,971       39,959                                                          1,152,384         767,247    1,919,631
                                     ENGINES-INTERNAL COMBUSTION (0.50%)
                                     Briggs & Stratton
     9,232      5,238       14,470                                                            662,950         376,141    1,039,091
                                     ENTERPRISE SOFTWARE & SERVICE (1.02%)
                                     Hyperion Solutions (1)
         -     18,409       18,409                                                                  -         738,753      738,753
                                     MicroStrategy (1) (2)
    12,319     10,965       23,284                                                            738,894         657,681    1,396,575
                                     ENTERTAINMENT SOFTWARE (0.30%)
                                     Activision (1)
    42,861          -       42,861                                                            620,627               -      620,627
                                     FILTRATION & SEPARATION PRODUCTS (0.24%)
                                     CLARCOR
         -     10,203       10,203                                                                  -         503,008      503,008
                                     FINANCE-AUTO LOANS (0.17%)
                                     Westcorp
         -      6,325        6,325                                                                  -         252,494      252,494
                                     WFS Financial (1)
         -      2,179        2,179                                                                  -          96,007       96,007
                                     FINANCE-CONSUMER LOANS (0.46%)
                                     Collegiate Funding Services (1)
    30,810     14,021       44,831                                                            380,504         173,159      553,663
                                     Portfolio Recovery Associates (1)
         -     12,216       12,216                                                                  -         411,924      411,924
                                     FINANCE-INVESTMENT BANKER & BROKER (0.05%)
                                     Raymond James Financial
         -      4,137        4,137                                                                  -         107,976      107,976
                                     FINANCE-MORTGAGE LOAN/BANKER (0.24%)
                                     American Home Mortgage Investment
         -     18,387       18,387                                                                  -         508,033      508,033
                                     FINANCIAL GUARANTEE INSURANCE (0.08%)
                                     Triad Guaranty (1)
         -      3,000        3,000                                                                  -         163,530      163,530
                                     FOOD-WHOLESALE & DISTRIBUTION (0.53%)
                                     Nash Finch
    35,783          -       35,783                                                          1,104,263               -    1,104,263
                                     FOOTWEAR & RELATED APPAREL (0.63%)
                                     Wolverine World Wide
    35,295      8,070       43,365                                                          1,074,380         245,651    1,320,031
                                     GARDEN PRODUCTS (0.16%)
                                     Toro
         -      4,963        4,963                                                                  -         338,725      338,725
                                     GAS-DISTRIBUTION (2.13%)
                                     AGL Resources
         -     16,789       16,789                                                                  -         523,817      523,817
                                     Energen
    22,049     20,069       42,118                                                          1,185,795       1,079,311    2,265,106
                                     ONEOK
         -     17,836       17,836                                                                  -         478,361      478,361
                                     UGI (6)
    21,844      8,981       30,825                                                            843,834         346,936    1,190,770
                                     HEALTH CARE COST CONTAINMENT (0.21%)
                                     First Health Group (1)
         -     27,197       27,197                                                                  -         432,976      432,976
                                     HOTELS & MOTELS (0.10%)
                                     Choice Hotels International
         -      4,156        4,156                                                                  -         207,384      207,384
                                     HOME FURNISHINGS (0.29%)
                                     Hooker Furniture
    27,127          -       27,127                                                            601,134               -      601,134
                                     HUMAN RESOURCES (1.61%)
                                     Heidrick & Struggles (1)
    39,660          -       39,660                                                          1,135,664               -    1,135,664
                                     Korn/Ferry International (1)
         -     21,312       21,312                                                                  -         370,829      370,829
                                     Labor Ready (1)
    89,225     40,407      129,632                                                          1,280,379         579,840    1,860,219
                                     INDEX FUND (0.53%)
                                     Regional Bank HOLDRs Trust
         -      8,109        8,109                                                                  -       1,101,445    1,101,445
                                     INSTRUMENTS-SCIENTIFIC (0.35%)
                                     Dionex (1)
     8,934      4,065       12,999                                                            500,304         227,640      727,944
                                     INTERNET APPLICATION SOFTWARE (0.65%)
                                     eResearch Technology (1)
         -     23,140       23,140                                                                  -         270,507      270,507
                                     Motive (1)
    72,006          -       72,006                                                          1,098,091               -    1,098,091
                                     INTERNET FINANCIAL SERVICES (0.10%)
                                     IndyMac Bancorp
         -      6,754        6,754                                                                  -         217,884      217,884
                                     INTERNET SECURITY (0.58%)
                                     RSA Security (1)
    41,222     18,571       59,793                                                            843,402         379,963    1,223,365
                                     INTERNET TELEPHONY (0.24%)
                                     j2 Global Communications (1)
         -     16,343       16,343                                                                  -         492,741      492,741
                                     INTIMATE APPAREL (0.09%)
                                     Warnaco Group (1)
         -      9,353        9,353                                                                  -         190,801      190,801
                                     INVESTMENT COMPANIES (0.66%)
                                     Apollo Investment (1)
   101,365          -      101,365                                                          1,378,564               -    1,378,564
                                     INVESTMENT MANAGEMENT & ADVISORY
                                     SERVICES (1.07%)
                                     Calamos Asset Management (1)
   115,300          -      115,300                                                          2,248,350               -    2,248,350
                                     LIFE & HEALTH INSURANCE (0.32%)
                                     Stancorp Financial Group
         -      6,521        6,521                                                                  -         491,553      491,553
                                     Universal American Financial (1)
         -     15,566       15,566                                                                  -         189,282      189,282
                                     MACHINERY TOOLS & RELATED PRODUCTS (0.39%)
                                     Kennametal
    17,464          -       17,464                                                            812,600               -      812,600
                                     MACHINERY-CONSTRUCTION & MINING (0.81%)
                                     Joy Global
         -      8,024        8,024                                                                  -         271,131      271,131
                                     Terex (1)
    22,691     14,582       37,273                                                            862,258         554,116    1,416,374
                                     MACHINERY-GENERAL INDUSTRY (0.80%)
                                     Gardner Denver (1)
    47,137      8,998       56,135                                                          1,413,167         269,760    1,682,927
                                     MEDICAL INFORMATION SYSTEM (0.48%)
                                     Dendrite International (1)
    54,728     13,669       68,397                                                            801,765         200,251    1,002,016
                                     MEDICAL INSTRUMENTS (1.39%)
                                     dj Orthopedics (1)
    57,380     10,457       67,837                                                            978,329         178,292    1,156,621
                                     Kensey Nash (1) (2)
    41,059     16,530       57,589                                                          1,174,287         472,758    1,647,045
                                     Techne (1)
         -      2,993        2,993                                                                  -         107,808      107,808
                                     MEDICAL LASER SYSTEMS (0.36%)
                                     Candela (1)
         -     45,491       45,491                                                                  -         462,871      462,871
                                     IntraLase (1)
    15,454          -       15,454                                                            297,180               -      297,180
                                     MEDICAL PRODUCTS (0.89%)
                                     Cooper
     5,458      3,921        9,379                                                            383,971         275,842      659,813
                                     INAMED (1)
    15,108      5,898       21,006                                                            802,990         313,479    1,116,469
                                     VNUS Medical Technologies (1)
     6,404          -        6,404                                                             96,252               -       96,252
                                     MEDICAL-BIOMEDICAL/GENE (1.67%)
                                     Affymetrix (1)
         -     19,466       19,466                                                                  -         593,713      593,713
                                     Celera Genomics Group (1)
         -     18,641       18,641                                                                  -         238,978      238,978
                                     Cell Genesys (1) (2)
    61,577          -       61,577                                                            403,945               -      403,945
                                     deCODE genetics (1) (2)
    68,236     24,182       92,418                                                            477,652         169,274      646,926
                                     Lexicon Genetics (1) (2)
    75,536     33,902      109,438                                                            491,740         220,702      712,442
                                     Maxim Pharmaceuticals (1) (2)
    62,146     49,076      111,222                                                            155,365         122,690      278,055
                                     Regeneron Pharmaceutical (1) (2)
    85,189          -       85,189                                                            619,324               -      619,324
                                     MEDICAL-DRUGS (1.06%)
                                     Array BioPharma (1) (2)
    55,890          -       55,890                                                            390,671               -      390,671
                                     Endo Pharmaceuticals Holdings (1)
         -     17,257       17,257                                                                  -         376,203      376,203
                                     First Horizon Pharmaceutical (1)
         -     13,047       13,047                                                                  -         320,695      320,695
                                     Hi-Tech Parmacal (1)
         -      8,610        8,610                                                                  -         139,568      139,568
                                     Ligand Pharmaceuticals (1)
         -     14,225       14,225                                                                  -         126,816      126,816
                                     Salix Pharmaceuticals (1)
         -      8,843        8,843                                                                  -         141,753      141,753
                                     Santarus (1) (2)
    72,883          -       72,883                                                            715,711               -      715,711
                                     MEDICAL-HMO (1.10%)
                                     Sierra Health Services (1)
    23,618     16,097       39,715                                                          1,127,051         768,149    1,895,200
                                     WellChoice (1)
         -      9,999        9,999                                                                  -         417,558      417,558
                                     MEDICAL-HOSPITALS (0.51%)
                                     LifePoint Hospitals (1)
         -     26,323       26,323                                                                  -         853,392      853,392
                                     VCA Antech (1)
         -      9,845        9,845                                                                  -         220,725      220,725
                                     MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.86%)
                                     Apria Healthcare Group (1) (6)
    29,053     10,320       39,373                                                            794,890         282,355    1,077,245
                                     Select Medical
    41,760          -       41,760                                                            717,854               -      717,854
                                     METAL PROCESSORS & FABRICATION (1.37%)
                                      Commercial Metals
    34,344     10,011       44,355                                                          1,241,536         361,897    1,603,433
                                      Metals USA (1)
    46,571          -       46,571                                                            794,501               -      794,501
                                     Quanex
         -      9,251        9,251                                                                  -         469,026      469,026
                                     METAL-ALUMINUM (0.21%)
                                     Century Aluminum (1)
         -     18,799       18,799                                                                  -         435,009      435,009
                                     METAL-IRON (0.38%)
                                     Cleveland-Cliffs (1)
         -      8,744        8,744                                                                  -         637,438      637,438
                                     Gibraltar Industries
         -      4,308        4,308                                                                  -         150,823      150,823
                                     MISCELLANEOUS INVESTING (5.52%)
                                      Brandywine Realty Trust
    22,081          -       22,081                                                            649,623               -      649,623
                                      CRT Properties
    59,942     10,927       70,869                                                          1,328,315         242,142    1,570,457
                                      Entertainment Properties Trust
    21,105     13,371       34,476                                                            842,089         533,503    1,375,592
                                     Federal Realty Investment Trust
         -      8,618        8,618                                                                  -         408,924      408,924
                                      Gramercy Capital (1)
    41,694     15,282       56,976                                                            679,612         249,097      928,709
                                     Healthcare Realty Trust
         -      9,588        9,588                                                                  -         386,876      386,876
                                     New Century Financial
         -      6,704        6,704                                                                  -         369,725      369,725
                                      Newcastle Investment (2)
    48,014     23,108       71,122                                                          1,469,708         707,336    2,177,044
                                      PS Business Parks
    21,092      4,899       25,991                                                            926,361         215,164    1,141,525
                                      Redwood Trust
    21,135                  21,135                                                          1,271,482                    1,271,482
                                     SL Green Realty
         -      9,141        9,141                                                                  -         501,110      501,110
                                     Thornburg Mortgage
         -     15,721       15,721                                                                  -         449,149      449,149
                                     Ventas
         -     12,706       12,706                                                                  -         341,791      341,791
                                     MOTION PICTURES & SERVICES (0.26%)
                                     Macrovision (1)
         -     18,559       18,559                                                                  -         501,835      501,835
                                     Metro-Goldwyn-Mayer (1)
         -      4,086        4,086                                                                  -          48,297       48,297
                                     MULTI-LEVEL DIRECT SELLING (0.21%)
                                     Nu Skin Enterprises
         -     23,094       23,094                                                                  -         446,638      446,638
                                     MULTIMEDIA (0.46%)
                                      Journal Communications
    35,950      7,750       43,700                                                            579,514         124,930      704,444
                                     Media General
         -      4,490        4,490                                                                  -         261,767      261,767
                                     OFFICE AUTOMATION & EQUIPMENT (0.16%)
                                     Imagistics International (1)
         -      9,725        9,725                                                                  -         334,734      334,734
                                     OFFICE FURNISHINGS-ORIGINAL (0.27%)
                                     HNI
         -     13,701       13,701                                                                  -         553,520      553,520
                                     OFFICE SUPPLIES & FORMS (0.20%)
                                     John H. Harland
         -     13,005       13,005                                                                  -         419,151      419,151
                                     OIL COMPANY-EXPLORATION & PRODUCTION (2.37%)
                                      Houston Exploration (1)
    20,617      7,970       28,587                                                          1,208,156         467,042    1,675,198
                                      KCS Energy (1)
    18,964     17,863       36,827                                                            258,100         243,115      501,215
                                      Meridian Resource (1)
    76,841     45,550      122,391                                                            618,570         366,678      985,248
                                     Noble Energy
         -     13,780       13,780                                                                  -         799,240      799,240
                                     Plains Exploration & Production
         -     21,597       21,597                                                                  -         539,925      539,925
                                     Pogo Producing
         -     10,108       10,108                                                                  -         463,452      463,452
                                     OIL FIELD MACHINERY & EQUIPMENT (0.24%)
                                     FMC Technologies (1)
         -      9,799        9,799                                                                  -         296,224      296,224
                                     Universal Compression Holdings (1)
         -      6,231        6,231                                                                  -         215,468      215,468
                                     OIL REFINING & MARKETING (0.52%)
                                     Tesoro Petroleum (1)
         -     35,875       35,875                                                                  -       1,086,295    1,086,295
                                     OIL-FIELD SERVICES (0.35%)
                                     Cal Dive International (1)
         -     20,885       20,885                                                                  -         739,538      739,538
                                     OPTICAL SUPPLIES (0.53%)
                                     Advanced Medical Optics (1)
         -     11,596       11,596                                                                  -         453,404      453,404
                                     Bausch & Lomb
         -     10,591       10,591                                                                  -         645,627      645,627
                                     PAPER & RELATED PRODUCTS (0.28%)
                                     Louisiana-Pacific
         -     23,958       23,958                                                                  -         587,211      587,211
                                     PIPELINES (0.45%)
                                     Equitable Resources
         -          7            7                                                                  -             387          387
                                     Questar
         -     19,695       19,695                                                                  -         945,360      945,360
                                     POULTRY (0.27%)
                                     Pilgrims Pride
         -     21,183       21,183                                                                  -         572,788      572,788
                                     PRINTING-COMMERCIAL (0.35%)
                                     Banta
         -     10,319       10,319                                                                  -         419,777      419,777
                                     Consolidated Graphics (1)
         -      7,209        7,209                                                                  -         307,824      307,824
                                     PRIVATE CORRECTIONS (0.31%)
                                      GEO Group (1)
    31,989          -       31,989                                                            640,100               -      640,100
                                     PROPERTY & CASUALTY INSURANCE (2.41%)
                                      Arch Capital Group (1)
    18,132     12,251       30,383                                                            681,219         460,270    1,141,489
                                     First American
         -      9,074        9,074                                                                  -         283,018      283,018
                                      Infinity Property & Casualty
    43,087     18,898       61,985                                                          1,339,144         587,350    1,926,494
                                     Selective Insurance Group
         -      6,215        6,215                                                                  -         242,882      242,882
                                      Stewart Information Services
    14,871          -       14,871                                                            630,828               -      630,828
                                     W.R. Berkley
         -     19,208       19,208                                                                  -         820,950      820,950
                                     PUBLISHING-NEWSPAPERS (0.10%)
                                     Journal Register (1)
         -     10,764       10,764                                                                  -         202,363      202,363
                                     RACETRACKS (0.71%)
                                      Penn National Gaming (1)
    24,677     11,034       35,711                                                          1,024,836         458,242    1,483,078
                                     RADIO (0.62%)
                                      Emmis Communications (1)
    23,562     32,112       55,674                                                            440,609         600,494    1,041,103
                                     Radio One (1)
         -     17,705       17,705                                                                  -         260,087      260,087
                                     RECREATIONAL VEHICLES (0.31%)
                                      Thor Industries
    23,270          -       23,270                                                            647,139               -      647,139
                                     REINSURANCE (0.70%)
                                      Max Re Capital
    32,330          -       32,330                                                            610,067               -      610,067
                                      PXRE Group
    34,654          -       34,654                                                            850,409               -      850,409
                                     RENTAL-AUTO & EQUIPMENT (0.31%)
                                      Aaron Rents
    24,084          -       24,084                                                            522,623               -      522,623
                                     Rent-A-Center (1)
         -      5,354        5,354                                                                  -         128,442      128,442
                                     RESORTS & THEME PARKS (0.35%)
                                      Vail Resorts (1)
    36,438          -       36,438                                                            730,946               -      730,946
                                     RESPIRATORY PRODUCTS (0.70%)
                                      Respironics (1)
    18,814      9,795       28,609                                                            961,207         500,426    1,461,633
                                     RETAIL-APPAREL & SHOE (1.71%)
                                     Claire's Stores (6)
         -     34,344       34,344                                                                  -         893,631      893,631
                                     Foot Locker
         -     27,238       27,238                                                                  -         664,607      664,607
                                      Genesco (1)
    23,798          -       23,798                                                            609,229               -      609,229
                                     Kenneth Cole Productions
         -     14,231       14,231                                                                  -         377,121      377,121
                                      Stein Mart (1)
    42,024     20,406       62,430                                                            698,439         339,148    1,037,587
                                     RETAIL-AUTO PARTS (0.10%)
                                     CSK Auto (1)
         -     14,792       14,792                                                                  -         216,555      216,555
                                     RETAIL-BOOKSTORE (0.51%)
                                     Barnes & Noble (1)
         -     26,451       26,451                                                                  -         880,025      880,025
                                     Borders Group
         -      8,189        8,189                                                                  -         186,627      186,627
                                     RETAIL-CATALOG SHOPPING (0.18%)
                                     Coldwater Creek (1)
         -     16,301       16,301                                                                  -         375,249      375,249
                                     RETAIL-COMPUTER EQUIPMENT (0.25%)
                                      Insight Enterprises (1)
    28,214          -       28,214                                                            523,511               -      523,511
                                     RETAIL-CONVENIENCE STORE (0.05%)
                                     Pantry (1)
         -      4,597        4,597                                                                  -         105,685      105,685
                                     RETAIL-HAIR SALONS (0.36%)
                                     Regis
         -     17,619       17,619                                                                  -         754,093      754,093
                                     RETAIL-JEWELRY (0.10%)
                                     Zale (1)
         -      7,703        7,703                                                                  -         219,690      219,690
                                     RETAIL-MUSIC STORE (0.37%)
                                      Guitar Center (1)
    17,432          -       17,432                                                            777,990               -      777,990
                                     RETAIL-RESTAURANTS (1.27%)
                                     CBRL Group
         -     20,442       20,442                                                                  -         741,227      741,227
                                     CEC Entertainment (1)
         -      6,810        6,810                                                                  -         258,916      258,916
                                      McCormick & Schmick's Seafood Restaurants (1)
    42,011          -       42,011                                                            584,373               -      584,373
                                      Ruby Tuesday
    26,177     17,378       43,555                                                            646,572         429,237    1,075,809
                                     RETAIL-SPORTING GOODS (0.41%)
                                      Big 5 Sporting Goods (1)
    33,777          -       33,777                                                            857,598               -      857,598
                                     SAVINGS & LOANS-THRIFTS (1.27%)
                                      Hudson River Bancorp.
    39,228          -       39,228                                                            769,261               -      769,261
                                      Independence Community Bank
    27,254      8,867       36,121                                                          1,025,568         333,665    1,359,233
                                     PFF Bancorp
         -      7,418        7,418                                                                  -         292,640      292,640
                                     Sterling Financial (1)
         -      6,180        6,180                                                                  -         232,183      232,183
                                     SEISMIC DATA COLLECTION (0.53%)
                                      Veritas DGC (1) (2)
    52,363          -       52,363                                                          1,104,859               -    1,104,859
                                     SEMICONDUCTOR COMPONENT-INTEGRATED
                                     CIRCUITS (0.39%)
                                     Exar (1)
         -      8,927        8,927                                                                  -         134,084      134,084
                                      Micrel (1)
    39,838     22,036       61,874                                                            447,381         247,464      694,845
                                     SEMICONDUCTOR EQUIPMENT (0.90%)
                                     Brooks Automation (1)
         -      4,919        4,919                                                                  -          73,195       73,195
                                     MKS Instruments (1)
         -      6,950        6,950                                                                  -         109,949      109,949
                                      Mykrolis (1)
    56,373      8,707       65,080                                                            592,480          91,510      683,990
                                      Varian Semiconductor Equipment  Associates (1)
    14,967     14,733       29,700                                                            518,008         509,909    1,027,917
                                     STEEL PIPE & TUBE (0.41%)
                                      Maverick Tube (1)
    32,291          -       32,291                                                            851,514               -      851,514
                                     STEEL PRODUCERS (0.52%)
                                      Schnitzer Steel Industries
    22,212     16,375       38,587                                                            627,489         462,594    1,090,083
                                     TELECOMMUNICATION EQUIPMENT (1.40%)
                                      Comtech Telecommunications (1) (2)
    39,012      5,328       44,340                                                          1,069,319         146,040    1,215,359
                                     Ditech Communications (1)
         -     29,445       29,445                                                                  -         675,468      675,468
                                     Plantronics
         -     11,145       11,145                                                                  -         484,808      484,808
                                     Tekelec (1)
         -     16,984       16,984                                                                  -         379,083      379,083
                                     Westell Technologies (1)
         -     32,073       32,073                                                                  -         179,930      179,930
                                     TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.77%)
                                      C-COR.net (1)
   166,437     35,939      202,376                                                          1,251,606         270,261    1,521,867
                                     Sycamore Networks (1)
         -     24,244       24,244                                                                  -          88,976       88,976
                                     THEATERS (0.45%)
                                      Carmike Cinemas
    22,951      3,182       26,133                                                            821,646         113,916      935,562
                                     THERAPEUTICS (1.47%)
                                      Dyax (1)
    73,135     25,457       98,592                                                            419,795         146,123      565,918
                                      Eyetech Pharmaceuticals (1) (2)
    15,902      9,200       25,102                                                            674,881         390,448    1,065,329
                                     Medicines (1)
         -     16,887       16,887                                                                  -         449,870      449,870
                                      NeoPharm (1) (2)
    63,376     14,433       77,809                                                            460,427         104,856      565,283
                                      Onyx Pharmaceuticals (1) (2)
    15,719          -       15,719                                                            441,075               -      441,075
                                     TRANSACTIONAL SOFTWARE (0.50%)
                                      Transaction Systems Architects (1)
    46,015     17,579       63,594                                                            754,416         288,208    1,042,624
                                     TRANSPORT-SERVICES (0.86%)
                                      Laidlaw International (1)
    43,683          -       43,683                                                            728,195               -      728,195
                                      Offshore Logistics (1)
    22,974      6,927       29,901                                                            830,740         250,480    1,081,220
                                     TRANSPORT-TRUCK (0.62%)
                                     J.B. Hunt Transport Services
         -      6,833        6,833                                                                  -         279,196      279,196
                                      USF
    17,473          -       17,473                                                            626,232               -      626,232
                                     Yellow Roadway (1)
         -      8,247        8,247                                                                  -         395,774      395,774
                                     TRUCKING  & LEASING (0.11%)
                                     Ryder System (6)
         -      4,696        4,696                                                                  -         235,270      235,270
                                     VITAMINS & NUTRITION PRODUCTS (0.14%)
                                     USANA Health Sciences (1)
         -     10,073       10,073                                                                  -         300,478      300,478
                                     WEB PORTALS (0.14%)
                                     United Online (1)
         -     30,273       30,273                                                                  -         284,263      284,263
                                     WIRE & CABLE PRODUCTS (0.31%)
                                      Encore Wire (1)
    52,393          -       52,393                                                            644,958               -      644,958

                                                                                          105,489,255      93,237,174  198,726,429

                                   COMMERCIAL PAPER (7.06%)
                                     FINANCE-CONSUMER LOANS (1.65%)
                                      Investment in Joint Trading Account;
 3,463,869                                  Household Finance 1.84%; 11/01/04
                    -    3,463,869                                                          3,463,869               -    3,463,869
                                          FINANCE-MORTGAGE LOAN/BANKER (5.41%)
                                           Investment in Joint Trading Account;
                                          Federal Home Loan Bank 1.69%; 11/01/04
         - 11,340,629   11,340,629                                                                  -      11,340,629   11,340,629

                                                          TOTAL COMMERCIAL PAPER            3,463,869      11,340,629   14,804,498

                                   REPURCHASE AGREEMENTS (4.87%)

                                   Goldman Sachs; 1.75%; dated 10/29/04
                                     maturing 11/01/04 (collateralized by U.S.
                                     Treasuries; $10,295,400; 11/18/04 - 01/15/12)(5)
10,208,489          -   10,208,489                                                         10,207,000               -   10,207,000
                                                    TOTAL REPURCHASE AGREEMENTS            10,207,000               -   10,207,000

                                          TOTAL PORTFOLIO INVESTMENTS (106.77%)           119,160,124     104,577,803  223,737,927

                                   Liabilities, net of cash, receivables and
                                     other assets (-6.77%)                                (12,312,034)     (1,876,850) (14,188,884)

                                                      TOTAL NET ASSETS (100.00%)         $106,848,090    $102,700,953 $209,549,043
                                                                                     ===============================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period.
(3) Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $19,994 or 0.01% of net assets.
(4) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $19,994 or 0.01% of net assets.
(5)  Security was purchased with the cash proceeds from securities loans.
(6) Security or a portion of the security was pledged to cover margin requirements for futures contracts.


 UNREALIZED APPRECIATION (DEPRECIATION)
 The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

 Unrealized Appreciation                                                                $ 10,932,247    $ 12,792,816   $ 23,725,063
 Unrealized Depreciation                                                                  (5,132,921)     (3,481,169)    (8,614,090)
                                                                                   -------------------------------------------------
 Net Unrealized Appreciation (Depreciation)                                                5,799,326       9,311,647     15,110,973
 Cost for federal income tax purposes                                                  $ 113,360,798    $ 95,266,156   $208,626,954

                                                                                     Opening             Current         Unrealized
                       Contract Type                            Commitment         Market Value        Market Value      Gain(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
                       FUTURES CONTRACTS
SmallCap Blend Fund    14 Russell 2000 December 2004 Futures        Buy              $ 3,988,847        $ 4,091,500      $ 102,653



                    INVESTMENTS BY SECTOR (UNAUDITED)
            Percentage of Total Value                 Sector                                            Value
------------------------------------------------------------------------------------------------------------------------------------
  32.93%       15.12%     24.44%        Financial                                    $39,243,417    $16,430,741       $55,674,158
   16.48       14.59      15.58         Consumer, Non-cyclical                        19,642,982     15,857,850        35,500,832
   12.13       16.23      14.08         Consumer, Cyclical                            14,448,330     17,635,144        32,083,474
   16.35        11.3      13.94         Industrial                                    19,484,340     12,280,980        31,765,320
    8.75        8.33       8.55         Technology                                    10,425,176      9,047,200        19,472,376
    5.51        6.77       6.11         Communications                                 6,564,026      7,359,935        13,923,961
       -       10.44       4.98         Government                                             -     11,340,629        11,340,629
    3.39        5.67       4.48         Energy                                         4,041,199      6,162,723        10,203,922
    2.28        3.39       2.81         Utilities                                      2,711,114      3,686,545         6,397,659
    2.18        3.38       2.75         Basic Materials                                2,599,540      3,674,610         6,274,150
       -        3.77       1.80         Futures Contracts                                      -      4,091,500         4,091,500
       -        1.01       0.48         Funds                                                  -      1,101,446         1,101,446
                                                              TOTAL                 $119,160,124   $108,669,303      $227,829,427
                                                                                  ================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL
                          REAL ESTATE                                            COMBINED
                           SECURITIES       REAL ESTATE       PRO FORMA         REAL ESTATE
                        FUND, INC. /(C)/  SECURITIES FUND  ADJUSTMENTS/(D)/   SECURITIES FUND
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..    $ 62,953,462     $344,712,934       $      --        $407,666,396
                          ============     ============       =========        ============
ASSETS
Investment in
 securities--at value.    $ 81,449,149     $418,867,089       $      --        $500,316,238
Cash..................          20,765           91,921              --             112,686
Receivables:
 Capital Shares sold..         130,175          548,205              --             678,380
 Dividends and
  interest............         108,707          526,259              --             634,966
Other assets..........             199               --              --                 199
Prepaid expenses......              61               --              --                  61
                          ------------     ------------       ---------        ------------
          Total Assets      81,709,056      420,033,474              --         501,742,530
LIABILITIES
Accrued management and
 investment advisory
 fees.................          13,909           67,538              --              81,447
Accrued administrative
 service fees.........              --            1,865              --               1,865
Accrued distribution
 fees.................           6,509           10,981              --              17,490
Accrued service fees..              --            2,318              --               2,318
Accrued transfer and
 administrative fees..          36,400           37,788              --              74,188
Accrued other expenses          20,493           10,769              --              31,262
Payables:
 Capital Shares
  reacquired..........          18,281           22,870              --              41,151
 Investment securities
  purchased...........         149,680          804,066              --             953,746
 Reorganization costs.              --               --          35,058              35,058
                          ------------     ------------       ---------        ------------
     Total Liabilities         245,272          958,195          35,058           1,238,525
                          ------------     ------------       ---------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES    $ 81,463,784     $419,075,279       $ (35,058)       $500,504,005
                          ============     ============       =========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......    $ 52,314,244     $315,279,476       $      --        $367,593,720
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....          64,950        4,989,581         (35,058)          5,019,473
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).      10,588,903       24,652,067              --          35,240,970
Net unrealized
 appreciation
 (depreciation) of
 investments..........      18,495,687       74,154,155              --          92,649,842
                          ------------     ------------       ---------        ------------
      Total Net Assets    $ 81,463,784     $419,075,279       $ (35,058)       $500,504,005
                          ============     ============       =========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....     100,000,000      285,000,000              --         285,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........             N/A     $ 24,621,054             N/A        $ 24,621,054
  Shares issued and
 outstanding..........                        1,345,396                           1,345,396
  Net asset value per
 share................                     $      18.30                        $      18.30
                                           ============                        ============

Advisors Select: Net
 Assets...............             N/A     $ 12,660,317             N/A        $ 12,660,317
  Shares issued and
 outstanding..........                          697,424                             697,424
  Net asset value per
 share................                     $      18.15                        $      18.15
                                           ============                        ============

Class A: Net Assets...    $ 62,361,557              N/A       $ (25,433)       $ 62,336,124
  Shares issued and
 outstanding..........       3,783,350                         (402,866)          3,380,484
  Net asset value per
 share................    $      16.48                               --        $      18.44
  Maximum offering
 price per share /(a)/    $      17.49                               --        $      19.56
                          ============                               ==        ============

Class B: Net Assets...    $ 19,102,227              N/A       $  (9,625)       $ 19,092,602
  Shares issued and
 outstanding..........       1,166,474                         (131,083)          1,035,391
  Net asset value per
 share /(b)/..........    $      16.38                               --        $      18.44
                          ============                               ==        ============

Class J: Net Assets...             N/A     $ 95,695,905             N/A        $ 95,695,905
  Shares issued and
 outstanding..........                        5,236,438                           5,236,438
  Net asset value per
 share /(b)/..........                     $      18.28                        $      18.28
                                           ============                        ============

Institutional: Net
 Assets...............             N/A     $253,838,212             N/A        $253,838,212
  Shares issued and
 outstanding..........                       13,769,054                          13,769,054
  Net asset value per
 share................                     $      18.44                        $      18.44
                                           ============                        ============

Preferred: Net Assets.             N/A     $ 30,865,050             N/A        $ 30,865,050
  Shares issued and
 outstanding..........                        1,694,764                           1,694,764
  Net asset value per
 share................                     $      18.21                        $      18.21
                                           ============                        ============

Select: Net Assets....             N/A     $  1,394,741             N/A        $  1,394,741
  Shares issued and
 outstanding..........                           76,613                              76,613
  Net asset value per
 share................                     $      18.21                        $      18.21
                                           ============                        ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Effective March 1, 2004, Principal Real Estate Fund, Inc. changed its name to Principal Real Estate Securities Fund, Inc.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL
                        REAL ESTATE                                      COMBINED
                         SECURITIES    REAL ESTATE      PRO FORMA       REAL ESTATE
                         FUND, INC.  SECURITIES FUND   ADJUSTMENTS    SECURITIES FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $ 2,197,747    $ 9,667,005    $     --          $11,864,752
 Interest.............       14,982         96,979          --              111,961
                        -----------    -----------    --------          -----------
          Total Income    2,212,729      9,763,984          --           11,976,713
Expenses:
 Management and
  investment advisory
  fees................      598,397      2,459,268     (33,586)/(A)/      3,024,079
 Distribution fees -
  Advisors Preferred..           --         43,349          --               43,349
 Distribution fees -
  Advisors Select.....           --         24,673          --               24,673
 Distribution fees -
  Class A.............      127,274             --          --              127,274
 Distribution fees -
  Class B.............      142,069             --          --              142,069
 Distribution fees -
  Class J.............           --        352,456          --              352,456
 Distribution fees -
  Select..............           --            620          --                  620
 Administrative
  service fees -
  Advisors Preferred..           --         26,010          --               26,010
 Administrative
  service fees -
  Advisors Select.....           --         16,449          --               16,449
 Administrative
  service fees -
  Preferred...........           --         27,560          --               27,560
 Administrative
  service fees -
  Select..............           --            806          --                  806
 Registration fees -
  Class A.............       11,708             --          --               11,708
 Registration fees -
  Class B.............        7,547             --          --                7,547
 Registration fees -
  Class J.............           --         17,643          --               17,643
 Service fees -
  Advisors Preferred..           --         29,478          --               29,478
 Service fees -
  Advisors Select.....           --         20,561          --               20,561
 Service fees -
  Preferred...........           --         37,582          --               37,582
 Service fees - Select           --            930          --                  930
 Shareholder reports -
  Class A.............        7,619             --          --                7,619
 Shareholder reports -
  Class B.............        2,841             --          --                2,841
 Shareholder reports -
  Class J.............           --         23,069          --               23,069
 Transfer and
  administrative fees
  - Class A...........       48,823             --          --               48,823
 Transfer and
  administrative fees
  - Class B...........       18,299             --          --               18,299
 Transfer and
  administrative fees
  - Class J...........           --        192,830          --              192,830
 Auditing and legal
  fees................        6,831             --      (6,831)/(B)/             --
 Custodian fees.......        2,412             --      (2,412)/(B)/             --
 Directors' expenses..        2,231             --      (2,231)/(B)/             --
 Registration fees....       29,818             --          --               29,818
 Transfer and
  administrative fees.      194,760             --      1,362/(B)/          196,122
 Other expenses.......        3,684             --      (3,684)/(B)/             --
 Other expenses -
  Class J.............           --            766          --                  766
                        -----------    -----------    --------          -----------
  Total Gross Expenses    1,204,313      3,274,050     (47,382)           4,430,981
 Less: Fees paid
  indirectly..........        3,761         11,108          --               14,869
                        -----------    -----------    --------          -----------
    Total Net Expenses    1,200,552      3,262,942     (47,382)           4,416,112
                        -----------    -----------    --------          -----------
 Net Investment Income
      (Operating Loss)    1,012,177      6,501,042      47,382            7,560,601

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   10,586,325     24,695,274          --           35,281,599
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    6,462,427     48,591,086          --           55,053,513
                         -----------    -----------    --------          -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   17,048,752     73,286,360          --           90,335,112
                         -----------    -----------    --------          -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $18,060,929    $79,787,402    $ 47,382          $97,895,713
                         ===========    ===========    ========          ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal                                                                             Principal
  Real Estate   Real Estate                                                             Real Estate   Real Estate
  Securities     Securities                                                             Securities     Securities
   Fund, Inc.      Fund      Combined                                                    Fund, Inc.      Fund         Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                       COMMON STOCKS (96.12%)

                                       PUBLICLY TRADED INVESTMENT FUND (4.56%)

    15,835                   124,971    iShares Cohen & Steers Realty Majors Index   $   1,997,585    $ 13,767,506  $ 15,765,091
                  109,136               Fund
    10,300                    62,105    iShares Dow Jones US Real Estate Index Fund
                   51,805                                                                1,169,153       5,880,386     7,049,539
                                       REAL ESTATE INVESTMENT TRUSTS (91.56%)
    37,603                   227,729    Acadia Realty Trust
                  190,126                                                                  579,086       2,927,940     3,507,026
    41,509                   250,735    AMB Property
                  209,226                                                                1,556,588       7,845,975     9,402,563
    64,300                   392,900    Archstone-Smith Trust
                  328,600                                                                2,157,265      11,024,530    13,181,795
     9,900                    60,400    Arden Realty
                   50,500                                                                  337,392       1,721,040     2,058,432
    35,900                   219,600    AvalonBay Communities
                  183,700                                                                2,350,373      12,026,839    14,377,212
    46,841                   282,517    BioMed Realty Trust
                  235,676                                                                  851,569       4,284,590     5,136,159
    85,276                   508,231    Boston Properties
                  422,955                                                                5,092,683      25,258,872    30,351,555
    11,700                    70,400    BRE Properties
                   58,700                                                                  466,830       2,342,130     2,808,960
    93,300                   557,200    Brookfield Properties
                  463,900                                                                3,169,401      15,758,683    18,928,084
    20,985                   126,780    Camden Property Trust
                  105,795                                                                  952,719       4,803,093     5,755,812
    29,540                   178,100    Capital Automotive
                  148,560                                                                  952,960       4,792,546     5,745,506
    19,652                   120,303    Catellus Development
                  100,651                                                                  566,764       2,902,775     3,469,539
    39,390                   233,428    CBL & Associates Properties
                  194,038                                                                2,582,014      12,719,191    15,301,205
    59,436                   363,076    CenterPoint Properties Trust
                  303,640                                                                2,751,887      14,058,532    16,810,419
    54,395                   333,149    Corporate Office Properties Trust
                  278,754                                                                1,491,511       7,643,435     9,134,946
    75,219                   448,519    Developers Diversified Realty
                  373,300                                                                3,144,154      15,603,940    18,748,094
    14,514                    77,658    Entertainment Properties Trust
                   63,144                                                                  579,109       2,519,446     3,098,555
    75,801                   449,039    Equity Office Properties Trust
                  373,238                                                                2,131,524      10,495,452    12,626,976
    65,400                   393,900    Equity Residential Properties Trust
                  328,500                                                                2,181,090      10,955,475    13,136,565
    17,100                   103,900    Essex Property Trust
                   86,800                                                                1,341,666       6,810,328     8,151,994
    29,673                   179,176    Extra Space Storage
                  149,503                                                                  411,268       2,072,111     2,483,379
     7,314                    41,346    Federal Realty Investment Trust
                   34,032                                                                  347,049       1,614,818     1,961,867
    45,196                   271,998    General Growth Properties
                  226,802                                                                1,491,016       7,482,198     8,973,214
    36,949                   212,273    Highland Hospitality
                  175,324                                                                  421,219       1,998,694     2,419,913
    86,400                   526,100    Host Marriott (1)
                  439,700                                                                1,257,120       6,397,635     7,654,755
     3,800                    23,400    Kilroy Realty
                   19,600                                                                  151,050         779,100       930,150
    66,400                   406,000    Kimco Realty
                  339,600                                                                3,622,120      18,525,180    22,147,300
    46,596                   282,637    LaSalle Hotel Properties
                  236,041                                                                1,338,237       6,779,097     8,117,334
    27,600                   163,600    Macerich
                  136,000                                                                1,649,100       8,126,000     9,775,100
    18,400                   110,100    Mid-America Apartment Communities
                   91,700                                                                  723,672       3,606,561     4,330,233
    39,242                   236,899    Mills
                  197,657                                                                2,175,969      10,960,081    13,136,050
    40,870                   249,969    Pan Pacific Retail Properties
                  209,099                                                                2,315,285      11,845,458    14,160,743
    78,150                   471,450    Prologis Trust
                  393,300                                                                3,046,287      15,330,834    18,377,121
    42,300                   258,400    Public Storage
                  216,100                                                                2,210,175      11,291,225    13,501,400
    11,115                    66,325    Regency Centers
                   55,210                                                                  543,079       2,697,561     3,240,640
    86,460                   528,475    Simon Property Group
                  442,015                                                                5,042,347      25,778,315    30,820,662
    48,938                   296,945    SL Green Realty
                  248,007                                                                2,682,781      13,595,744    16,278,525
    66,200                   395,500    Starwood Hotels & Resorts Worldwide
                  329,300                                                                3,159,726      15,717,489    18,877,215
    10,948                    66,165    Summit Properties
                   55,217                                                                  332,053       1,674,732     2,006,785
    14,224                    84,641    Tanger Factory Outlet Centers
                   70,417                                                                  672,084       3,327,203     3,999,287
    32,695                   193,138    Taubman Centers
                  160,443                                                                  938,347       4,604,714     5,543,061
    47,007                   284,915    United Dominion Realty Trust
                  237,908                                                                  990,908       5,015,101     6,006,009
    92,176                   550,686    Ventas
                  458,510                                                                2,479,534      12,333,919    14,813,453
    41,400                   252,900    Vornado Realty Trust
                  211,500                                                                2,782,080      14,212,800    16,994,880
                                                            TOTAL COMMON STOCKS         79,185,829     401,909,274   481,095,103

                                       PREFERRED STOCKS (0.82%)
                                       REAL ESTATE INVESTMENT TRUSTS (0.82%)

     9,360                    75,180    Simon Property Group (1)
                   65,820                                                                  508,903       3,578,633     4,087,536
                                                        TOTAL PREFERRED STOCKS             508,903       3,578,633     4,087,536

                                       COMMERCIAL PAPER (3.02%)
                                       FINANCE-CONSUMER LOANS (.35%)
                                        Investment in Joint Trading Account;
                                        Household Finance
                                         1.84%; 11/01/04
 1,754,417              -  1,754,417                                                    1,754,417              -       1,754,417

                                       FINANCE-MORTGAGE LOAN/BANKER (2.67%)
                                        Investment in Joint Trading Account;
                                        Federal Home Loan Bank
         -     13,379,182 13,379,182     1.69%; 11/01/2004                                      -       13,379,182    13,379,182

                                                         TOTAL COMMERCIAL PAPER         1,754,417       13,379,182    15,133,599

                                            TOTAL PORTFOLIO INVESTMENTS (99.96%)       81,449,149      418,867,089   500,316,238

                                        Cash, receivables and other assets,
                                        net of liabilities (0.04%)                         14,635          208,190       222,825


                                                     TOTAL NET ASSETS (100.00%)      $ 81,463,784     $419,075,279  $500,539,063
                                                                                ====================================================

(1)  Non-income producing security.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:


Unrealized Appreciation                                                               $ 18,526,520   $ 74,501,804   $ 93,028,324
Unrealized Depreciation                                                                    (92,592)      (515,317)      (607,909)
-----------------------------------------------------------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                                              18,433,928     73,986,487     92,420,415
Cost for federal income tax purposes                                                  $ 63,015,221   $ 344,880,602 $ 407,895,823


                                              INVESTMENTS BY REIT TYPE (UNAUDITED)


         Percentage of Total Value          REIT Type                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
            24.67%       24.12%     24.21%  Office & Industrial REITs                 $20,093,272     $101,013,574   $121,106,846
             18.49        18.28      18.32  Mall REITs                                 15,059,780       76,576,335     91,636,115
             14.12        13.91      13.94  Apartment REITs                            11,496,576       58,258,788     69,755,364
             12.95         12.7      12.75  Shopping Center REITs                      10,550,774       53,214,898     63,765,672
              9.88         9.59       9.64  Diversified REITs                           8,050,314       40,186,249     48,236,563
              6.04         7.88       7.58  Other Investments                           4,921,154       33,027,074     37,948,228
              7.58         7.38       7.41  Hotel REITs                                 6,176,302       30,892,915     37,069,217
              3.22         3.19       3.19  Self Storage REITs                          2,621,443       13,363,337     15,984,780
              3.05         2.95       2.96  Healthcare REITs                            2,479,534       12,333,919     14,813,453
                                                                 TOTAL                $81,449,149     $418,867,089   $500,316,238
                                                                                 ==================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL      BOND & MORTGAGE                         COMBINED
                              BOND           SECURITIES        PRO FORMA        BOND & MORTGAGE
                           FUND, INC.           FUND        ADJUSTMENTS/(D)/    SECURITIES FUND
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $221,865,574       $746,792,111       $     --        $  968,657,685
                         ============       ============       ========        ==============
ASSETS
Investment in
 securities--at value.   $227,040,360/(c)/  $755,829,429       $     --        $ 982,869,789/(c)/
Cash..................        861,531          2,255,366             --             3,116,897
Receivables:
 Capital Shares sold..         54,364          2,009,173             --             2,063,537
 Dividends and
  interest............      2,179,721          6,071,274             --             8,250,995
 Investment securities
  sold................      2,112,673          2,126,641             --             4,239,314
 Unrealized gain on
  swap agreements.....         57,560            111,922             --               169,482
Other assets..........          7,164                 --             --                 7,164
                         ------------       ------------       --------        --------------
          Total Assets    232,313,373        768,403,805             --         1,000,717,178
LIABILITIES
Accrued management and
 investment advisory
 fees.................         18,951             66,904             --                85,855
Accrued administrative
 service fees.........             --              2,964             --                 2,964
Accrued distribution
 fees.................          2,090             18,384             --                20,474
Accrued directors'
 expense..............            186                 --             --                   186
Accrued service fees..             --              3,708             --                 3,708
Accrued transfer and
 administrative fees..         94,353             67,807             --               162,160
Accrued other expenses         43,923             19,585             --                63,508
Payables:
 Capital Shares
  reacquired..........        197,130                 46             --               197,176
 Investment securities
  purchased...........     21,213,760         82,662,185             --           103,875,945
 Reverse repurchase
  agreements..........             --         45,838,394             --            45,838,394
 Reorganization costs.             --                 --         49,101                49,101
Collateral obligation
 on securities loaned,
 at value.............        505,890                 --             --               505,890
                         ------------       ------------       --------        --------------
     Total Liabilities     22,076,283        128,679,977         49,101           150,805,361
                         ------------       ------------       --------        --------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $210,237,090       $639,723,828       $(49,101)       $  849,911,817
                         ============       ============       ========        ==============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $215,728,303       $629,086,367       $     --        $  844,814,670
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....         96,778          1,032,801        (49,101)            1,080,478
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (10,820,337)           455,420             --           (10,364,917)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      5,232,346          9,149,240             --            14,381,586
                         ------------       ------------       --------        --------------
      Total Net Assets   $210,237,090       $639,723,828       $(49,101)       $  849,911,817
                         ============       ============       ========        ==============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    200,000,000        258,000,000             --           258,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A       $ 28,547,207            N/A        $   28,547,207
  Shares issued and
 outstanding..........                         2,628,019                            2,628,019
  Net asset value per
 share................                      $      10.86                       $        10.86
                                            ============                       ==============

Advisors Select: Net
 Assets...............            N/A       $ 31,801,128            N/A        $   31,801,128
  Shares issued and
 outstanding..........                         2,934,881                            2,934,881
  Net asset value per
 share................                      $      10.84                       $        10.84
                                            ============                       ==============

Class A: Net Assets...   $178,911,422                N/A       $(37,953)       $  178,873,469
  Shares issued and
 outstanding..........     16,051,354                           359,056            16,410,410
  Net asset value per
 share................   $      11.15                                --        $        10.90
  Maximum offering
 price per share /(a)/   $      11.71                                --        $        11.44
                         ============                                ==        ==============

Class B: Net Assets...   $ 31,325,668                N/A       $(11,148)       $   31,314,520
  Shares issued and
 outstanding..........      2,810,736                            62,156             2,872,892
  Net asset value per
 share /(b)/..........   $      11.15                                --        $        10.90
                         ============                                ==        ==============

Class J: Net Assets...            N/A       $159,801,323            N/A        $  159,801,323
  Shares issued and
 outstanding..........                        14,603,315                           14,603,315
  Net asset value per
 share /(b)/..........                      $      10.94                       $        10.94
                                            ============                       ==============

Institutional: Net
 Assets...............            N/A       $373,879,935            N/A        $  373,879,935
  Shares issued and
 outstanding..........                        34,288,456                           34,288,456
  Net asset value per
 share................                      $      10.90                       $        10.90
                                            ============                       ==============

Preferred: Net Assets.            N/A       $ 43,419,981            N/A        $   43,419,981
  Shares issued and
 outstanding..........                         3,993,860                            3,993,860
  Net asset value per
 share................                      $      10.87                       $        10.87
                                            ============                       ==============

Select: Net Assets....            N/A       $  2,274,254            N/A        $    2,274,254
  Shares issued and
 outstanding..........                           206,902                              206,902
  Net asset value per
 share................                      $      10.99                       $        10.99
                                            ============                       ==============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
  Principal  Bond & Mortgage                                                                 Principal  Bond & Mortgage
    Bond        Securities                                                                     Bond        Securities
  Fund, Inc.     Fund        Combined                                                        Fund, Inc.     Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------
                                        BONDS (54.44%)
                                        ADVANCED MATERIALS & PRODUCTS (0.07%)
                                         Hexcel
     250,000        350,000     600,000   9.75%; 01/15/09                                    $263,125       $368,375        $631,500
                                        AEROSPACE & DEFENSE (0.01%)
                                         Northrop Grumman
           -        100,000     100,000    7.75%; 02/15/31                                          -        125,265         125,265
                                         AEROSPACE & DEFENSE EQUIPMENT (0.24%)
                                         GenCorp
           -        350,000     350,000    9.50%; 08/15/03                                          -        375,375         375,375
                                          K&F Industries
     225,000        594,000     819,000    9.25%; 10/15/07                                    229,500        605,880         835,380
                                         Lockheed Martin
           -        250,000     250,000    7.65%; 05/01/16                                          -        306,030         306,030
                                         TransDigm
           -        500,000     500,000    8.38%; 07/15/11                                          -        537,500         537,500
                                         AGRICULTURAL OPERATIONS (0.53%)
                                          Bunge Limited Finance
     430,000      2,790,000   3,220,000    4.38%; 12/15/08                                    434,610      2,819,915       3,254,525
     270,000        600,000     870,000    5.35%; 04/15/14                                    276,461        614,357         890,818
     160,000        145,000     305,000    5.88%; 05/15/13                                    169,606        153,705         323,311
                                         AIRLINES (0.11%)
                                          Southwest Airlines
     194,844         60,889     255,733    5.10%; 05/01/06                                    199,486         62,340         261,826
           -        650,000     650,000    5.50%; 11/01/06                                          -        677,129         677,129
                                         APPAREL MANUFACTURERS (0.07%)
                                          Phillips Van-Heusen
     125,000        350,000     475,000    7.75%; 11/15/23                                    125,625        351,750         477,375
                                          Russell
           -        100,000     100,000    9.25%; 05/01/10                                          -        107,500         107,500
                                         ASSET BACKED SECURITIES (1.61%)
                                          Adjustable Rate Mortgage Trust (1)7)
           -      2,000,000   2,000,000    2.52%; 11/25/34                                          -      2,000,000       2,000,000
                                          Bear Stearns Asset Backed Securities (1)
     515,000      1,000,000   1,515,000    2.53%; 03/25/34                                    514,976        999,953       1,514,929
                                          Chase Funding Mortgage Loan Asset Backed
                                          Certificates (1)
     400,000      1,550,000   1,950,000    2.22%; 09/25/33                                    399,982      1,549,929       1,949,911
     420,000        795,000   1,215,000    2.43%; 09/25/33                                    419,981        794,963       1,214,944
                                          Countrywide Asset Backed Certificates
           -      2,000,000   2,000,000    2.33%; 10/25/32 (1) (7)                                  -      2,000,000       2,000,000
           -      2,285,713   2,285,713    2.43%; 02/25/34 (1)                                      -      2,285,606       2,285,606
     490,000        590,000   1,080,000    3.61%; 04/25/30                                    492,107        592,538       1,084,645
                                          Master Adjustable Rate Mortgages Trust (1)
     545,000      1,100,000   1,645,000    3.03%; 03/25/34                                    548,778      1,107,626       1,656,404
                                         AUTO-CARS & LIGHT TRUCKS (0.73%)
                                          DaimlerChrysler Holding
     650,000      1,250,000   1,900,000    2.71%; 08/08/06 (1)                                657,833      1,265,064       1,922,897
     400,000      1,485,000   1,885,000    4.05%; 06/04/08                                    402,697      1,495,013       1,897,710
      75,000              -      75,000    4.75%; 01/15/08                                     77,270              -          77,270
     225,000        550,000     775,000    7.25%; 01/18/06                                    236,509        578,133         814,642
                                          Ford Motor
           -        235,000     235,000    7.45%; 07/16/31                                          -        228,863         228,863
                                          General Motors
     275,000        560,000     835,000    8.25%; 07/15/23                                    286,467        583,350         869,817
                                          Hyundai Motor Manufacturing (2)
     130,000        225,000     355,000    5.30%; 12/19/08                                    135,261        234,106         369,367
                                         AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.49%)
                                          Collins & Aikman Products
     125,000        250,000     375,000    10.75%; 12/31/11                                   124,688        249,375         374,063
                                          Delco Remy International
     250,000        400,000     650,000    8.63%; 12/15/07                                    255,000        408,000         663,000
                                          Delphi (1) (2)
     325,000        625,000     950,000    2.44%; 12/01/04                                    325,000        625,000         950,000
                                          Lear
     320,000        285,000     605,000    7.96%; 05/15/05                                    328,450        292,526         620,976
                                          Stanadyne (2)
     150,000        225,000     375,000    10.00%; 08/15/14                                   157,500        236,250         393,750
                                          Tenneco Automotive
     515,000        575,000   1,090,000    11.63%; 10/15/09                                   547,187        610,937       1,158,124
                                         AUTOMOBILE SEQUENTIAL (0.58%)
                                          Capital Auto Receivables Asset Trust
     950,000        680,000   1,630,000    4.50%; 10/15/07                                    959,334        686,681       1,646,015
                                          DaimlerChrysler Auto Trust
           -        289,636     289,636    5.32%; 09/06/06                                          -        292,036         292,036
                                          Ford Credit Auto Owner Trust
           -        496,381     496,381    4.72%; 12/15/05                                          -        497,787         497,787
                                          Honda Auto Receivables Owner Trust
           -      1,500,000   1,500,000    4.22%; 04/16/07                                          -      1,509,285       1,509,285
                                          M&I Auto Loan Trust
           -        250,000     250,000    3.04%; 10/20/08                                          -        251,159         251,159
                                          Toyota Auto Receivables Owner Trust
     555,614                    555,614    2.65%; 11/15/06                                    556,204                        556,204
           -        218,765     218,765    4.72%; 09/15/08                                                   219,482         219,482
                                         BEVERAGES- NON-ALCOHOLIC (0.06%)
                                          Bottling Group
           -        110,000     110,000    4.63%; 11/15/12                                          -        112,031         112,031
                                          Coca-Cola HBC Finance
           -        345,000     345,000    5.13%; 09/17/13                                          -        355,771         355,771
                                         BEVERAGES- WINE & SPIRITS (0.26%)
                                          Diageo Capital
           -      1,975,000   1,975,000    2.17%; 04/20/07 (1)                                      -      1,975,735       1,975,735
           -        200,000     200,000    3.38%; 03/20/08                                          -        199,891         199,891
                                         BREWERY (0.36%)
                                          Cia Brasileira de Bebidas
           -        220,000     220,000     8.75%; 09/15/13                                         -        249,700         249,700
     300,000        405,000     705,000    10.50%; 12/15/11                                   369,000        498,150         867,150
                                          Coors Brewing
     245,000        830,000   1,075,000    6.38%; 05/15/12                                    271,747        920,612       1,192,359
                                          Miller Brewing
           -        320,000     320,000    5.50%; 08/15/13 (2)                                      -        335,875         335,875
                                          SABMiller (2)
     150,000        250,000     400,000    6.63%; 08/15/33                                    168,804        281,340         450,144
                                         BROADCASTING SERVICES & PROGRAMMING (0.34%)
                                          Clear Channel Communications
     415,000      1,000,000   1,415,000    5.75%; 01/15/13                                    429,792      1,035,644       1,465,436
                                          Fisher Communications (2)
           -        160,000     160,000    8.63%; 09/15/14                                          -        168,800         168,800
                                          Grupo Televisa
     100,000        160,000     260,000    8.50%; 03/11/32                                    114,250        182,800         297,050
                                          Liberty Media
     385,000        550,000     935,000    3.50%; 09/25/06                                    385,383        550,547         935,930
                                         BUILDING & CONSTRUCTION PRODUCTS-
                                         MISCELLANEOUS (0.45%)
                                          CRH America
           -        135,000     135,000    5.30%; 10/15/13                                          -        139,464         139,464
     155,000        250,000     405,000    6.40%; 10/15/33                                    166,821        269,066         435,887
     229,000        816,000   1,045,000    6.95%; 03/15/12                                    263,227        937,963       1,201,190
                                          Masco (1) (2)
     675,000      1,400,000   2,075,000    2.11%; 03/09/07                                    676,138      1,402,360       2,078,498
                                         BUILDING PRODUCTS-AIR & HEATING (0.03%)
                                          York International
     200,000         35,000     235,000    6.63%; 08/15/06                                    211,265         36,971         248,236
                                         BUILDING PRODUCTS- CEMENT AND AGGREGATE(0.05%)
                                          Hanson Overseas
           -        450,000     450,000    6.75%; 09/15/05                                          -        465,331         465,331
                                         BUILDING PRODUCTS-WOOD (0.05%)
                                          Ainsworth Lumber
           -        250,000     250,000    6.75%; 03/15/14                                          -        240,000         240,000
                                          Celulosa Arauco y Constitucion
      90,000        115,000     205,000    5.13%; 07/09/13                                     89,038        113,770         202,808
                                         BUILDING-RESIDENTIAL & COMMERCIAL (0.30%)
                                          Beazer Homes
           -        600,000     600,000    8.38%; 04/15/12                                          -        661,500         661,500
                                          DR Horton
     250,000        700,000     950,000    5.63%; 09/15/14                                    247,812        693,875         941,687
                                          KB Home
           -        340,000     340,000    7.75%; 02/01/10                                          -        370,600         370,600
                                          Schuler Homes
           -        500,000     500,000    9.38%; 07/15/09                                          -        542,500         542,500
                                         CABLE TV (0.79%)
                                          Charter Communications (2)
           -        250,000     250,000    8.38%; 04/30/14                                          -        252,188         252,188
                                          Comcast
      50,000        220,000     270,000    5.30%; 01/15/14                                     50,984        224,331         275,315
      30,000        520,000     550,000    5.85%; 01/15/10                                     32,266        559,268         591,534
     230,000        500,000     730,000    7.05%; 03/15/33                                    259,790        564,761         824,551
                                          Comcast Cable Communications
     220,000        250,000     470,000    6.75%; 01/30/11                                    246,797        280,451         527,248
                    500,000     500,000    8.38%; 05/01/07                                          -        559,264         559,264
                                          Cox Communications
           -        355,000     355,000    4.63%; 06/01/13                                          -        338,404         338,404
           -        165,000     165,000    5.50%; 10/01/15                                          -        163,525         163,525
     305,000              -     305,000    6.75%; 03/15/11                                    335,042              -         335,042
                                          EchoStar DBS (2)
     350,000      1,000,000   1,350,000    6.63%; 10/01/14                                    357,875      1,022,500       1,380,375
                                          Kabel Deutschland (2)
     150,000        350,000     500,000    10.63%; 07/01/14                                   168,000        392,000         560,000
                                          Rogers Cablesystems
     250,000        650,000     900,000    10.00%; 03/15/05                                   256,250        666,250         922,500
                                         CASINO HOTELS (0.18%)
                                          Aztar
     150,000        250,000     400,000    7.88%; 06/15/14                                    162,750        271,250         434,000
                                          Harrah's Operating
     290,000        770,000   1,060,000    5.50%; 07/01/10                                    302,603        803,463       1,106,066
                                         CELLULAR TELECOMMUNICATIONS (1.30%)
                                          360 Communications (1) (2)
           -        125,000     125,000   7.50%; 03/01/06                                           -        132,794         132,794
                                          AirGate PCS
           -        300,000     300,000    5.85%; 10/15/11                                          -        307,500         307,500
                                          America Movil (2)
     435,000        910,000   1,345,000    5.50%; 03/01/14                                    427,502        894,314       1,321,816
                                          AT&T Wireless Services
           -        140,000     140,000    6.88%; 04/15/05                                          -        142,763         142,763
     295,000        915,000   1,210,000    7.88%; 03/01/11                                    351,435      1,090,046       1,441,481
     480,000        625,000   1,105,000    8.13%; 05/01/12                                    585,589        762,486       1,348,075
                    125,000     125,000    8.75%: 03/01/31                                                   167,815         167,815
                                          Nextel Communications
     150,000        250,000     400,000    6.88%; 10/31/13                                    162,750        271,250         434,000
                                          PTC International Finance II
     420,000      1,130,000   1,550,000    11.25%; 12/01/09                                   445,200      1,197,800       1,643,000
                                          Rural Cellular (2)
     120,000        255,000     375,000    8.25%; 03/15/12                                    126,000        267,750         393,750
                                          Telus
     445,000      1,415,000   1,860,000    7.50%; 06/01/07                                    488,955      1,554,768       2,043,723
      40,000        110,000     150,000    8.00%; 06/01/11                                     47,296        130,063         177,359
                                          Verizon Wireless Capital
     480,000        915,000   1,395,000    5.38%; 12/15/06                                    503,104        959,042       1,462,146
                                         CHEMICALS-DIVERSIFIED (0.51%)
                                          Chevron Phillips Chemical
     240,000              -     240,000    5.38%; 06/15/07                                    251,532              -         251,532
     265,000        655,000     920,000    7.00%; 03/15/11                                    300,562        742,899       1,043,461
                                          FMC
     315,000        850,000   1,165,000    6.75%; 05/05/05                                    319,725        862,750       1,182,475
                                          ICI Wilmington I
     220,000        655,000     875,000    5.63%; 12/01/13                                    227,653        677,785         905,438
                                          Lyondell Chemical
     156,000        420,000     576,000    9.88%; 05/01/07                                    164,970        444,150         609,120
                                          Phibro Animal Health
     125,000        250,000     375,000    9.88%; 06/01/08                                    112,500        225,000         337,500
                                         CHEMICALS-SPECIALTY (0.30%)
                                          Hercules
     200,000        300,000     500,000    6.75%; 10/15/29                                    204,000        306,000         510,000
                                          Lubrizol
     265,000        750,000   1,015,000    4.63%; 10/01/09                                    267,596        757,348       1,024,944
     125,000        375,000     500,000    6.50%; 10/01/34                                    125,979        377,936         503,915
                                          Rhodia
     175,000              -     175,000    10.25%; 06/01/10                                   189,875              -         189,875
                                          Westlake Chemical
      88,000        177,000     265,000    8.75%; 07/15/11                                     99,220        199,567         298,787
                                         COAL (0.04%)
                                          Massey Energy
     120,000        180,000     300,000    6.63%; 11/15/10                                    125,100        187,650         312,750
                                         COATINGS & PAINT (0.11%)
                                          Resolution Performance Products
     150,000        250,000     400,000    8.00%; 12/15/09                                    155,250        258,750         414,000
                                          Valspar
     160,000        305,000     465,000    6.00%; 05/01/07                                    170,064        324,185         494,249
                                         COMMERCIAL BANKS (0.22%)
                                          Marshall & Ilsley Bank
           -        200,000     200,000    4.13%; 09/04/07                                          -        204,463         204,463
                                          U.S. Bank
           -        275,000     275,000    6.38%; 08/01/11                                          -        308,316         308,316
                                          Union Planters Bank
     240,000        310,000     550,000    5.13%; 06/15/07                                    253,168        327,008         580,176
                                          United Overseas Bank (2)
     150,000        175,000     325,000    4.50%; 07/02/13                                    147,688        172,302         319,990
                                          Wachovia Bank
           -        385,000     385,000    7.80%; 08/18/10                                          -        455,721         455,721
                                         COMMERCIAL SERVICES (0.24%)
                                          Iron Mountain
     150,000        350,000     500,000    6.63%; 01/01/16                                    149,250        348,250         497,500
     315,000        860,000   1,175,000    8.25%; 07/01/11                                    329,175        898,700       1,227,875
                                          Quintiles Transnational
           -        250,000     250,000    10.00%; 10/01/13                                         -        272,500         272,500
                                         COMPUTER SERVICES (0.18%)
                                          Unisys
     125,000        350,000     475,000    7.25%; 01/15/05                                    126,250        353,500         479,750
     220,000        830,000   1,050,000    7.88%; 04/01/08                                    225,775        851,787       1,077,562
                                         COMPUTERS-INTEGRATED SYSTEMS (0.01%)
                                          NCR
      75,000         25,000     100,000    7.13%; 06/15/09                                     83,649         27,883         111,532
                                         COMPUTERS- MEMORY DEVICES (0.05%)
                                          Seagate Technology HDD Holdings
           -        400,000     400,000    8.00%; 05/19/09                                          -        432,500         432,500
                                         CONSUMER PRODUCTS- MISCELLANEOUS (0.02%)
                                          Fortune Brands (2)
           -        140,000     140,000    7.13%; 10/01/04                                          -        140,000         140,000
                                         CONTAINERS-METAL & GLASS (0.22%)
                                          Crown European Holdings
     250,000        400,000     650,000    10.88%; 03/01/13                                   296,875        475,000         771,875
                                          Owens-Brockway
     200,000        600,000     800,000    8.75%; 11/15/12                                    225,500        676,500         902,000
                                          Silgan Holdings
     150,000              -     150,000    6.75%; 11/15/13                                    154,500              -         154,500
                                         CONTAINERS-PAPER & PLASTIC (0.19%)
                                          Intertape Polymer Group (2)
     200,000        300,000     500,000    8.50%; 08/01/14                                    198,750        298,125         496,875
                                          Norampac
     275,000        340,000     615,000    6.75%; 06/01/13                                    290,125        358,700         648,825
                                          Sonoco Products
           -        500,000     500,000    7.00%; 11/15/04                                          -        500,813         500,813
                                         COPPER ORES (0.03%)
                                          Codelco (2)
           -        200,000     200,000    6.38%; 11/30/12                                          -        221,592         221,592
                                         CREDIT CARD ASSET BACKED SECURITIES (1.50%)
                                          American Express Credit Account Master
                                          Trust (1)
     200,000        400,000     600,000    2.12%; 09/15/11                                    200,403        400,807         601,210
           -        375,000     375,000    5.53%; 10/15/08                                          -        389,367         389,367
                                          Bank One Issuance Trust
           -      1,000,000   1,000,000   3.59%; 05/17/10                                           -      1,010,281       1,010,281
                                          Capital One Multi-Asset Execution Trust (1)
     550,000      1,140,000   1,690,000    2.09%; 12/15/09                                    550,340      1,140,706       1,691,046
                                          Chase Credit Card Master Trust (1)
     750,000      1,500,000   2,250,000    2.07%; 05/15/09                                    749,954      1,499,907       2,249,861
                                          Citibank Credit Card Issuance Trust
           -      1,000,000   1,000,000    2.70%; 01/15/08                                          -      1,000,535       1,000,535
           -        500,000     500,000    4.10%; 12/07/06                                          -        501,130         501,130
                                          Discover Card Master Trust I
           -      1,000,000   1,000,000    5.75%; 12/15/08                                          -      1,047,290       1,047,290
           -        400,000     400,000    6.85%; 07/17/07                                          -        404,012         404,012
                                          MBNA Credit Card Master Note Trust
           -      1,600,000   1,600,000    2.25%; 10/15/09 (1)                                      -      1,607,110       1,607,110
           -        425,000     425,000    3.90%; 11/15/07                                          -        428,872         428,872
                                          MBNA Master Credit Card Trust
                    300,000     300,000    6.60%; 04/16/07                                          -        300,625         300,625
   1,500,000              -   1,500,000    6.90%; 01/15/08                                  1,551,911              -       1,551,911
                                         DATA PROCESSING & MANAGEMENT (0.04%)
                                          Certegy
     135,000        190,000     325,000    4.75%; 09/15/08                                    139,026        195,666         334,692
                                         DIAGNOSTIC KITS (0.03%)
                                          Dade Behring Holding
           -        245,514     245,514    11.91%; 10/03/10                                         -        278,045         278,045
                                         DISTRIBUTION-WHOLESALE (0.18%)
                                          Ingram Micro
     225,000      1,190,000   1,415,000    9.88%; 08/15/08                                    246,937      1,306,025       1,552,962
                                         DIVERSIFIED FINANCIAL SERVICES (0.76%)
                                          General Electric Capital
   7,521,673     16,517,253  24,038,926    0.70%; 03/10/40 (1) (2)                            230,697        506,601         737,298
     775,000      1,500,000   2,275,000    1.84%; 02/02/09 (1)                                776,632      1,503,157       2,279,789
           -        975,000     975,000    4.25%; 12/01/10                                          -        984,279         984,279
           -        285,000     285,000    4.63%; 09/15/09                                          -        296,245         296,245
           -        140,000     140,000    6.00%; 06/15/12                                          -        153,713         153,713
     300,000              -     300,000    6.75%; 03/15/32                                    349,866              -         349,866
                                          John Deere Capital
     160,000        135,000     295,000    3.13%; 12/15/05                                    160,581        135,490         296,071
                                          NiSource Finance
     120,000        445,000     565,000    3.20%; 11/01/06                                    119,837        444,397         564,234
           -        730,000     730,000    7.63%; 11/15/05                                          -        765,141         765,141
                                         DIVERSIFIED MANUFACTURING OPERATIONS (0.54%)
                                          General Electric
     125,000      2,195,000   2,320,000    5.00%; 02/01/13                                    129,572      2,275,289       2,404,861
                                          Invensys (2)
     250,000              -     250,000    9.88%; 03/15/11                                    261,250              -         261,250
                                          J.B. Poindexter (2)
     200,000        300,000     500,000    8.75%; 03/15/14                                    214,000        321,000         535,000
                                          Tyco International Group
     200,000        325,000     525,000    6.00%; 11/15/13                                    218,493        355,052         573,545
     300,000        365,000     665,000    6.38%; 02/15/06                                    313,191        381,048         694,239
           -        125,000     125,000    6.38%; 10/15/11                                          -        139,145         139,145
                                         DIVERSIFIED MINERALS (0.09%)
                                          Corp. Nacional del Cobre de Chile(2)
     125,000        180,000     305,000    5.50%; 10/15/13                                    130,848        188,422         319,270
                                          Vale Overseas
     185,000        235,000     420,000    9.00%; 08/15/13                                    208,125        264,375         472,500
                                         DIVERSIFIED OPERATIONS (0.11%)
                                          Hutchison Whampoa International (2)
           -        300,000     300,000    5.45%; 11/24/10                                          -        308,866         308,866
     150,000        425,000     575,000    6.50%; 02/13/13                                    159,657        452,360         612,017
                                         E-COMMERCE-PRODUCTS (0.04%)
                                          FTD
     130,000        245,000     375,000    7.75%; 02/15/14                                    130,325        245,613         375,938
                                         ELECTRIC-DISTRIBUTION (0.07%)
                                          Detroit Edison
     145,000        410,000     555,000    5.40%; 08/01/14                                    153,095        432,890         585,985
                                         ELECTRIC-GENERATION (0.16%)
                                          CE Casecnan Water & Energy
     123,125        363,779     486,904    11.45%; 11/15/05                                   124,356        367,416         491,772
                                          Korea East-West Power (2)
      85,000        195,000     280,000    4.88%; 04/21/11                                     86,914        199,390         286,304
                                          Tenaska Virginia Partners (2)
     159,048        357,859     516,907    6.12%; 03/30/24                                    168,356        378,801         547,157
                                         ELECTRIC-INTEGRATED (3.46%)
                                          Arizona Public Service
     130,000        425,000     555,000    5.80%; 06/30/14                                    138,300        452,136         590,436
     205,000        395,000     600,000    6.50%; 03/01/12                                    229,265        441,754         671,019
                                          Carolina Power & Light
           -        200,000     200,000    6.50%; 07/15/12                                          -        222,893         222,893
           -        200,000     200,000    6.65%; 04/01/08                                          -        217,733         217,733
           -        750,000     750,000    7.50%; 04/01/05                                          -        765,391         765,391
                                          Centerpoint Energy
     180,000        175,000     355,000    5.88%; 06/01/08                                    189,546        184,280         373,826
                                          Cincinnati Gas & Electric
           -        145,000     145,000    5.40%; 06/15/33                                          -        135,123         135,123
                                          Columbus Southern Power
           -        355,000     355,000    6.85%; 10/03/05                                          -        369,106         369,106
                                          Commonwealth Edison
           -        265,000     265,000    6.40%; 10/15/05                                          -        274,123         274,123
                                          Consumers Energy
      70,000         70,000     140,000    4.25%; 04/15/08                                     71,281         71,280         142,561
                                          Dayton Power & Light (2)
     200,000        400,000     600,000    5.13%; 10/01/13                                    203,947        407,894         611,841
                                          Dominion Resources (1)
     550,000      1,795,000   2,345,000    2.01%; 05/15/06                                    551,184      1,798,865       2,350,049
                                          Duke Energy  (1)
           -      1,600,000   1,600,000    2.42%; 01/15/05                                          -      1,600,333       1,600,333
                                          Entergy Gulf States
     180,000        165,000     345,000    3.60%; 06/01/08                                    178,548        163,669         342,217
                                          Exelon
     200,000        155,000     355,000    6.75%; 05/01/11                                    225,350        174,647         399,997
                                          FirstEnergy
           -        400,000     400,000    5.50%; 11/15/06                                          -        416,211         416,211
     325,000        600,000     925,000    6.45%; 11/15/11                                    356,095        657,406       1,013,501
                                          FPL Energy Wind Funding (2)
     245,960        416,240     662,200    6.88%; 06/27/17                                    253,954        429,768         683,722
                                          FPL Group Capital
     170,000        390,000     560,000    3.25%; 04/11/06                                    171,156        392,651         563,807
                                          Georgia Power (1)
     900,000      1,750,000   2,650,000    1.90%; 02/17/09                                    899,766      1,749,545       2,649,311
                                          Indianapolis Power & Light
     230,000        390,000     620,000    7.38%; 08/01/07                                    248,909        422,062         670,971
                                          Jersey Central Power & Light (2)
      80,000        180,000     260,000    5.63%; 05/01/16                                     83,910        188,797         272,707
                                          MidAmerican Energy Holdings
           -        975,000     975,000    3.50%; 05/15/08                                          -        964,134         964,134
     200,000        180,000     380,000    4.63%; 10/01/07                                    204,939        184,445         389,384
                                          MSW Energy Holdings II
     225,000        350,000     575,000    7.38%; 09/01/10                                    236,250        367,500         603,750
                                          Northeast Utilities
     145,000        140,000     285,000    3.30%; 06/01/08                                    141,928        137,034         278,962
                                          Ohio Power
     185,000        325,000     510,000    4.85%; 01/15/14                                    185,956        326,679         512,635
                                          Oncor Electric Delivery
     275,000        225,000     500,000    6.38%; 05/01/12                                    305,114        249,639         554,753
                    115,000     115,000    7.25%; 01/15/33                                                   138,094         138,094
                                          Pacific Gas & Electric
     150,000        395,000     545,000    3.60%; 03/01/09                                    148,926        392,171         541,097
     265,000      1,145,000   1,410,000    6.05%; 03/01/34                                    272,931      1,179,268       1,452,199
                                          Pepco Holdings
     565,000        505,000   1,070,000    3.75%; 02/15/06                                    570,461        509,881       1,080,342
      70,000        100,000     170,000    4.00%; 05/15/10                                     68,415         97,736         166,151
                                          Power Contract Financing (2)
     116,373        142,973     259,346    5.20%; 02/01/06                                    117,988        144,957         262,945
                                          PPL Energy Supply
     200,000        535,000     735,000    5.40%; 08/15/14                                    205,040        548,483         753,523
           -         50,000      50,000    6.40%; 11/01/11                                          -         55,177          55,177
                                      -   Progress Energy
           -        534,000     534,000    6.75%; 03/01/06                                          -        559,960         559,960
                                          PSEG Power
     300,000      1,000,000   1,300,000    6.95%; 06/01/12                                    337,938      1,126,461       1,464,399
                                      -   PSI Energy
           -        325,000     325,000    5.00%; 09/15/13                                          -        327,784         327,784
                                          Puget Energy
     175,000        175,000     350,000    3.36%; 06/01/08                                    173,624        173,624         347,248
                                      -   SCANA
           -      1,450,000   1,450,000    2.16%; 11/15/06 (1)                                      -      1,453,078       1,453,078
                                          Southern California Edison
      85,000        160,000     245,000    5.00%; 01/15/14                                     87,079        163,913         250,992
     290,000        340,000     630,000    8.00%; 02/15/07                                    320,671        375,959         696,630
                                          Southwestern Electric Power
     240,000         80,000     320,000    4.50%; 07/01/05                                    242,978         80,993         323,971
                                          TXU Energy
     140,000        370,000     510,000    6.13%; 03/15/08                                    150,371        397,410         547,781
                                      -   Virginia Electric & Power
           -        325,000     325,000    4.50%; 12/15/10                                          -        328,624         328,624
                                         ELECTRONIC COMPONENTS-MISCELLANEOUS (0.06%)
                                          Flextronics International
     150,000        300,000     450,000    6.50%; 05/15/13                                    157,500        315,000         472,500
                                         ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.30%)
                                          AMI Semiconductor
           -        300,000     300,000    10.75%; 02/01/13                                         -        351,750         351,750
                                          Fairchild Semiconductor International
     325,000      1,100,000   1,425,000    10.50%; 02/01/09                                   347,750      1,177,000       1,524,750
                                          Freescale Semiconductor (2)
     200,000        400,000     600,000    6.88%; 07/15/11                                    212,000        424,000         636,000
                                         ELECTRONICS-MILITARY (0.17%)
                                          L-3 Communications
     480,000        935,000   1,415,000    8.00%; 08/01/08                                    494,400        963,050       1,457,450
                                         EXPORT/IMPORT BANK (0.09%)
                                          Export-Import Bank of Korea
     240,000        500,000     740,000    4.50%; 08/12/09                                    245,470        511,396         756,866
                                         FEDERAL & FEDERALLY SPONSORED CREDIT (0.08%)
                                          Federal Farm Credit Bank
           -        180,000     180,000    7.25%; 06/12/07                                          -        198,980         198,980
                                          Housing Urban Development
     325,000        125,000     450,000    2.99%; 08/01/05                                    326,594        125,613         452,207
                                         FIDUCIARY BANKS (0.23%)
                                          State Street Capital Trust II (1)
     725,000      1,250,000   1,975,000    2.21%; 02/15/08                                    728,840      1,256,620       1,985,460
                                         FILTRATION & SEPARATION PRODUCTS (0.05%)
                                          Polypore (2)
     125,000        250,000     375,000    8.75%; 05/15/12                                    130,625        261,250         391,875
                                         FINANCE-AUTO LOANS (1.13%)
                                          American Honda Finance (1) (2)
     900,000      1,750,000   2,650,000    1.86%; 02/20/07                                    900,326      1,750,633       2,650,959
                                          Ford Motor Credit
           -        225,000     225,000    5.80%; 01/12/09                                          -        232,121         232,121
     225,000        400,000     625,000    6.13%; 01/09/06                                    232,480        413,298         645,778
           -        705,000     705,000    6.50%; 01/25/07                                          -        740,711         740,711
     160,000              -     160,000    6.88%; 02/01/06                                    166,348              -         166,348
     450,000              -     450,000    7.25%; 10/25/11                                    484,967              -         484,967
           -        165,000     165,000    7.38%; 02/01/11                                          -        178,991         178,991
     160,000        850,000   1,010,000    7.88%; 06/15/10                                    177,545        943,208       1,120,753
                                          General Motors Acceptance
     550,000      1,000,000   1,550,000    3.33%; 10/20/05 (1)                                552,261      1,004,111       1,556,372
           -        700,000     700,000    5.63%; 05/15/09                                          -        706,853         706,853
           -        140,000     140,000    6.13%; 08/28/07                                          -        146,028         146,028
           -         65,000      65,000    6.88%; 09/15/11                                          -         67,664          67,664
     175,000        490,000     665,000    6.88%; 08/28/12                                    182,183        510,114         692,297
                                          Toyota Motor Credit
           -        250,000     250,000    2.80%; 01/18/06                                          -        250,564         250,564
                                         FINANCE-COMMERCIAL (0.48%)
                                          CIT Group
     450,000        875,000   1,325,000    1.91%; 02/15/07 (1)                                449,935        874,874       1,324,809
     190,000        525,000     715,000    5.13%; 09/30/14                                    191,193        528,296         719,489
                                          Textron Financial  (1)
           -      2,000,000   2,000,000    2.38%; 10/06/06                                          -      2,006,320       2,006,320
                                         FINANCE-CONSUMER LOANS (0.74%)
                                          Household Finance
     775,000      1,500,000   2,275,000    1.86%; 02/09/07 (1)                                775,924      1,501,790       2,277,714
      95,000              -      95,000    3.38%; 02/21/06                                     95,752              -          95,752
     200,000        700,000     900,000    4.13%; 12/15/08                                    203,030        710,605         913,635
           -        100,000     100,000    4.63%; 01/15/08                                          -        103,518         103,518
     155,000        275,000     430,000    4.75%; 07/15/13                                    154,769        274,590         429,359
           -        700,000     700,000    5.75%; 01/30/07                                          -        739,892         739,892
     125,000        510,000     635,000    7.00%; 05/15/12                                    144,412        589,200         733,612
                                          SLM (1)
           -      1,000,000   1,000,000    2.23%; 01/25/07                                          -      1,000,232       1,000,232
                                         FINANCE-CREDIT CARD (0.28%)
                                          Capital One Bank
     240,000        620,000     860,000    5.00%; 06/15/09                                    249,358        644,174         893,532
     435,000      1,000,000   1,435,000    6.88%; 02/01/06                                    456,546      1,049,531       1,506,077
                                         FINANCE-INVESTMENT BANKER & BROKER (2.86%)
                                          BCP Caylux Holdings Luxembourg (2)
           -        250,000     250,000    9.63%; 06/15/14                                          -        280,000         280,000
                                          Bear Stearns
     575,000      1,000,000   1,575,000    2.43%; 01/30/09 (1)                                576,383      1,002,405       1,578,788
     425,000      1,225,000   1,650,000    2.50%; 06/25/34 (1)                                426,262      1,228,638       1,654,900
     165,000        615,000     780,000    3.00%; 03/30/06                                    165,590        617,199         782,789
     210,000        160,000     370,000    4.00%; 01/31/08                                    213,410        162,598         376,008
                                          Citigroup
           -        375,000     375,000    5.13%; 05/05/14                                          -        388,061         388,061
     750,000              -     750,000    5.75%; 05/10/06                                    783,476              -         783,476
     215,000        810,000   1,025,000    6.63%; 06/15/32                                    239,898        903,801       1,143,699
           -        820,000     820,000    6.75%; 12/01/05                                          -        855,809         855,809
                                           E*Trade Financial (2)
           -        500,000     500,000    8.00%; 06/15/11                                          -        527,500         527,500
                                          Goldman Sachs Group
     100,000        500,000     600,000    3.88%; 01/15/09                                    100,679        503,397         604,076
     130,000        175,000     305,000    5.15%; 01/15/14                                    131,901        177,559         309,460
           -        690,000     690,000    5.25%; 04/01/13                                          -        709,477         709,477
           -        175,000     175,000    5.25%; 10/15/13                                          -        179,155         179,155
     615,000        830,000   1,445,000    6.60%; 01/15/12                                    690,944        932,493       1,623,437
           -         75,000      75,000    6.65%; 05/15/09                                          -         83,657          83,657
                                          Lehman Brothers Holdings
           -      1,700,000   1,700,000    2.20%; 04/20/07 (1)                                      -      1,700,204       1,700,204
           -      1,000,000   1,000,000    2.35%; 11/10/09                                          -        998,326         998,326
     315,000        625,000     940,000    4.80%; 03/13/14                                    313,783        622,585         936,368
                                          Merrill Lynch
     775,000      1,500,000   2,275,000    1.95%; 02/06/09 (1)                                775,026      1,500,051       2,275,077
     215,000        785,000   1,000,000    5.45%; 07/15/14                                    224,534        819,810       1,044,344
                                          Morgan Stanley
   4,670,060                  4,670,060    0.91%; 04/15/34 (1) (2)                            109,391              -         109,391
     500,000      1,150,000   1,650,000    1.84%; 02/15/07 (1)                                500,194      1,150,445       1,650,639
     270,000      1,500,000   1,770,000    4.75%; 04/01/14                                    264,501      1,469,448       1,733,949
     165,000        290,000     455,000    5.30%; 03/01/13                                    171,321        301,109         472,430
     225,000        465,000     690,000    6.75%; 04/15/11                                    255,389        527,804         783,193
                    275,000     275,000    7.75%; 06/15/05                                                   283,957         283,957
                                          Refco Finance Holdings (2)
     150,000        225,000     375,000    9.00%; 08/01/12                                    162,000        243,000         405,000
                                      -  FINANCE- LEASING COMPANY (0.02%)
                                      -   Boeing Capital
           -        200,000     200,000    5.65%; 05/15/06                                          -        208,631         208,631
                                         FINANCE-MORTGAGE LOAN/BANKER (4.29%)
                                          Countrywide Home Loan
     125,000        250,000     375,000    1.87%; 02/17/06 (1)                                124,964        249,927         374,891
     775,000      1,500,000   2,275,000    2.28%; 06/02/06 (1)                                778,267      1,506,324       2,284,591
     120,000        120,000     240,000    4.25%; 12/19/07                                    122,227        122,227         244,454
           -        157,034     157,034    4.50%; 01/25/33                                          -        157,111         157,111
   1,000,000                  1,000,000    4.62%; 12/19/33 (1)                                991,000                        991,000
           -        255,000     255,000    5.50%; 02/01/07                                          -        267,040         267,040
                                          Federal Home Loan Bank System
           -        550,000     550,000    3.88%; 06/14/13                                          -        534,550         534,550
                                          Federal Home Loan Mortgage
     275,000      1,750,000   2,025,000    2.65%; 05/30/08                                    269,680      1,716,146       1,985,826
   1,675,000      1,250,000   2,925,000    3.25%; 02/25/08                                  1,665,762      1,243,106       2,908,868
   1,400,000      6,100,000   7,500,000    4.50%; 07/15/13 (8)                              1,415,371      6,166,972       7,582,343
     250,000        675,000     925,000    4.63%; 05/28/13                                    249,757        674,343         924,100
     550,000        300,000     850,000    4.75%; 10/11/12                                    549,522        299,739         849,261
     575,000        575,000   1,150,000    4.75%; 05/06/13                                    569,699        569,698       1,139,397
           -        600,000     600,000    5.13%; 11/07/13                                          -        604,734         604,734
     125,000      1,425,000   1,550,000    6.25%; 07/15/32                                    143,275      1,633,334       1,776,609
     541,000        762,000   1,303,000    6.75%; 03/15/31                                    655,233        922,898       1,578,131
                                          Federal National Mortgage Association
           -        675,000     675,000    2.30%; 03/28/06                                                   672,273         672,273
     275,000        550,000     825,000    2.88%; 05/19/08                                    270,331        540,662         810,993
   1,430,000        440,000   1,870,000    3.70%; 11/01/07                                  1,441,809        443,634       1,885,443
           -      1,275,000   1,275,000    3.88%; 11/17/08                                          -      1,278,018       1,278,018
     530,000        175,000     705,000    4.32%; 07/26/07                                    537,153        177,362         714,515
     550,000        800,000   1,350,000    4.75%; 02/21/13                                    549,388        799,110       1,348,498
                    350,000     350,000    5.25%; 01/15/09                                          -        374,108         374,108
           -         75,000      75,000    6.00%; 05/15/11                                          -         83,472          83,472
   1,000,000              -   1,000,000    6.25%; 05/15/29                                  1,134,042              -       1,134,042
           -        250,000     250,000    7.25%; 01/15/10                                          -        291,281         291,281
           -      2,900,000   2,900,000    7.25%; 05/15/30                                          -      3,696,018       3,696,018
                                         FINANCE-OTHER SERVICES (0.13%)
                                          Newcourt Credit Group
           -         75,000      75,000    6.88%; 02/16/05                                          -         75,969          75,969
                                          Verizon Global Funding (3)
   1,000,000              -   1,000,000    6.75%; 12/01/05                                  1,044,409              -       1,044,409
                                         FOOD- DAIRY PRODUCTS (0.05%)
                                          Dean Foods
           -        450,000     450,000    6.75%; 06/15/05                                          -        457,875         457,875
                                         FOOD-MISCELLANEOUS/DIVERSIFIED (0.49%)
                                          Chiquita Brands International (2)
           -        250,000     250,000    7.50%; 11/01/14                                          -        256,250         256,250
                                          ConAgra Foods
                    675,000     675,000    7.50%; 09/15/05                                          -        700,274         700,274
                                          Corn Products International
     265,000        205,000     470,000    8.45%; 08/15/09                                    303,425        234,725         538,150
                                          Kellogg
           -        285,000     285,000    6.00%; 04/01/06                                          -        297,564         297,564
                                          Kraft Foods
           -        300,000     300,000    4.00%; 10/01/08                                          -        303,348         303,348
     325,000      1,200,000   1,525,000    4.63%; 11/01/06                                    334,505      1,235,095       1,569,600
      65,000        125,000     190,000    5.63%; 11/01/11                                     69,257        133,187         202,444
                     20,000      20,000    6.25%; 06/01/12                                                    22,013          22,013
     125,000        130,000     255,000    6.50%; 11/01/31                                    136,681        142,148         278,829
                                         FOOD-RETAIL (0.32%)
                                          Delhaize America
     360,000        325,000     685,000    7.38%; 04/15/06                                    380,217        343,252         723,469
                                          Kroger
     200,000        865,000   1,065,000    6.20%; 06/15/12                                    219,114        947,665       1,166,779
           -        275,000     275,000    6.75%; 04/15/12                                          -        309,890         309,890
                                          Safeway
           -        440,000     440,000    7.00%; 09/15/07                                          -        481,042         481,042
                                         FOOD- WHOLESALE & DISTRIBUTION (0.01%)
                                          Sysco International
           -        100,000     100,000    6.10%; 06/01/12                                          -        110,783         110,783
                                         GAS-DISTRIBUTION (0.19%)
                                          Colorado Interstate Gas
     250,000        650,000     900,000    10.00%; 06/15/05                                   261,875        680,875         942,750
                                          Sempra Energy
     200,000        475,000     675,000    4.75%; 05/15/09                                    205,409        487,846         693,255
                                         HOME DECORATION PRODUCTS (0.04%)
                                          Newell Rubbermaid
     100,000         95,000     195,000    4.00%; 05/01/10                                     97,848         92,956         190,804
      85,000         95,000     180,000    4.63%; 12/15/09                                     87,139         97,391         184,530
                                         HOME EQUITY-OTHER (1.58%)
                                          Argent Securities (1)
     400,000        750,000   1,150,000    2.15%; 02/25/34                                    399,187        748,475       1,147,662
                                          Assett Backed Funding Certificates (1)
           -        545,000     545,000    2.12%; 02/25/30                                          -        544,976         544,976
                                          CDC Mortgage Capital Trust (1)
           -        700,000     700,000    2.50%; 06/25/34                                          -        698,781         698,781
                                          Long Beach Mortgage Loan Trust (1)
     140,000        310,000     450,000    2.46%; 06/25/34                                    139,874        309,721         449,595
     165,000        370,000     535,000    3.01%; 06/25/34                                    165,199        370,445         535,644
                                          New Century Home Equity Loan (1)
           -      1,500,000   1,500,000    2.65%, 01/25/34                                          -      1,504,398       1,504,398
                                          Option One Mortgage Loan Trust (1)
     400,000        850,000   1,250,000    2.46%; 05/25/34                                    399,493        848,923       1,248,416
     400,000        850,000   1,250,000    2.98%; 05/25/34                                    399,981        849,960       1,249,941
                                          Saxon Asset Securities Trust (1)
           -      2,000,000   2,000,000    2.29%; 10/27/34 (7)                                      -      2,000,000       2,000,000
     675,000      1,125,000   1,800,000    3.06%; 03/25/35                                    674,752      1,124,587       1,799,339
                                          Specialty Underwriting & Residential
                                          Finance (1)
     385,000        750,000   1,135,000    2.44%; 02/25/35                                    384,982        749,965       1,134,947
                                          Wells Fargo Home Wquity Trust (1)
           -      1,140,000   1,140,000    2.43%; 04/25/34                                          -      1,139,967       1,139,967
                                         HOME EQUITY-SEQUENTIAL (0.83%)
                                          Ameriquest Mortgage Securities
     460,000        965,000   1,425,000    2.13%; 04/25/34  (1)                               459,979        964,957       1,424,936
                  1,500,000   1,500,000    4.37%; 10/25/33                                                 1,511,076       1,511,076
                                          Residential Asset Securities
           -      1,700,000   1,700,000    2.37%; 10/25/33                                          -      1,705,457       1,705,457
     550,000        225,000     775,000    3.28%; 08/25/29                                    548,612        224,432         773,044
      64,274         23,680      87,954    4.59%; 10/25/26                                     64,319         23,696          88,015
           -      1,500,000   1,500,000    4.70%; 10/25/31                                          -      1,537,121       1,537,121
                                         HOTELS & MOTELS (0.08%)
                                          Host Marriott
     116,000        562,000     678,000    7.88%; 08/01/08                                    119,190        577,455         696,645
                                         INDUSTRIAL AUTOMATION & ROBOTS (0.11%)
                                          Rockwell International
           -         75,000      75,000    6.63%; 06/01/05                                          -         76,612          76,612
                                          UNOVA
     150,000        400,000     550,000    6.88%; 03/15/05                                    151,875        405,000         556,875
           -        300,000     300,000    7.00%; 03/15/08                                                   309,000         309,000
                                         INDUSTRIAL GASES (0.04%)
                                          Praxair
           -         80,000      80,000    4.75%; 07/15/07                                          -         82,972          82,972
           -        235,000     235,000    6.50%; 03/01/08                                          -        257,595         257,595
                                         INVESTMENT COMPANIES (0.20%)
                                          Canadian Oil Sands (2)
     450,000      1,250,000   1,700,000    4.80%; 08/10/09                                    459,776      1,277,155       1,736,931
                                         LIFE & HEALTH INSURANCE (0.38%)
                                          John Hancock Global Funding II (1) (2)
     800,000      1,750,000   2,550,000    2.19%; 04/03/09                                    799,392      1,748,670       2,548,062
                                          Nationwide Financial Services
      60,000         45,000     105,000    5.63%; 02/13/15                                     61,969         46,477         108,446
                                          Torchmark
           -        500,000     500,000    6.25%; 12/15/06                                          -        532,636         532,636
                                         LINEN SUPPLY & RELATED ITEMS (0.02%)
                                          Cintas
           -        175,000     175,000    5.13%; 06/01/07                                          -        184,323         184,323
                                         MACHINERY-CONSTRUCTION & MINING (0.08%)
                                          Terex
     200,000        400,000     600,000    9.25%; 07/15/11                                    224,000        448,000         672,000
                                         MACHINERY-FARM (0.04%)
                                          Case
           -        300,000     300,000    7.25%; 01/15/16                                          -        298,500         298,500
                                         MEDICAL INFORMATION SYSTEM (0.06%)
                                          NDCHealth
     125,000        350,000     475,000    10.50%; 12/01/12                                   132,500        371,000         503,500
                                         MEDICAL PRODUCTS (0.05%)
                                          Medical Device Manufacturing (2)
     150,000        250,000     400,000    10.00%; 07/15/12                                   160,500        267,500         428,000
                                         MEDICAL-DRUGS (0.13%)
                                          Biovail
           -        250,000     250,000    7.88%; 04/01/10                                          -        259,375         259,375
                                          Eli Lilly
           -        200,000     200,000    6.00%; 03/15/12                                          -        221,573         221,573
                                          Schering-Plough
     185,000        385,000     570,000    5.30%; 12/01/13                                    191,872        399,302         591,174
                                         MEDICAL-GENERIC DRUGS (0.05%)
                                          Alpharma (2)
     150,000        250,000     400,000    8.63%; 05/01/11                                    156,000        260,000         416,000
                                         MEDICAL-HMO (0.15%)
                                          Anthem
     500,000        430,000     930,000    4.88%; 08/01/05                                    505,817        435,003         940,820
                                          UnitedHealth Group
           -        350,000     350,000    3.30%; 01/30/08                                          -        347,320         347,320
                                         MEDICAL-HOSPITALS (0.25%)
                                          HCA
     210,000        330,000     540,000    5.25%; 11/06/08                                    211,582        332,485         544,067
     120,000        465,000     585,000    6.95%; 05/01/12                                    126,529        490,300         616,829
     225,000        210,000     435,000    7.13%; 06/01/06                                    236,013        220,279         456,292
                    200,000     200,000    9.00%; 12/15/14                                          -        238,267         238,267
                                      -   United Surgical Partners International
           -        225,000     225,000    10.00%; 12/15/11                                         -        258,188         258,188
                                         MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.09%)
                                          Bergen Brunswig
     210,000        570,000     780,000    7.25%; 06/01/05                                    214,200        581,400         795,600
                                         METAL PROCESSORS & FABRICATION (0.11%)
                                          Mueller Group
     225,000        300,000     525,000    10.00%; 05/01/12                                   243,000        324,000         567,000
                                          Trimas
     125,000        250,000     375,000    9.88%; 06/15/12                                    128,125        256,250         384,375
                                         METAL-DIVERSIFIED (0.13%)
                                          Falconbridge
     115,000        100,000     215,000    5.38%; 06/01/15                                    115,881        100,766         216,647
      65,000        205,000     270,000    7.35%; 06/05/12                                     74,637        235,394         310,031
                                          Rio Tinto Finance
           -        550,000     550,000    5.75%; 07/03/06                                          -        575,813         575,813
                                         MISCELLANEOUS INVESTING (0.15%)
                                          iStar Financial
     280,000        515,000     795,000    4.88%; 01/15/09                                    285,840        525,741         811,581
                                          United Dominion Realty Trust
     240,000        155,000     395,000    6.50%; 06/15/09                                    262,479        169,518         431,997
                                         MISCELLANEOUS MANUFACTURERS (0.06%)
                                          Borden
           -        250,000     250,000    9.20%; 03/15/21                                          -        231,250         231,250
                                          Samsonite
           -        250,000     250,000    8.88%; 06/01/11                                          -        266,250         266,250
                                         MONEY CENTER BANKS (0.89%)
                                          Bank of America
           -      1,675,000   1,675,000    4.75%; 10/15/06                                          -      1,733,846       1,733,846
     685,000        680,000   1,365,000    4.88%; 09/15/12                                    703,487        698,352       1,401,839
           -        345,000     345,000    7.40%; 01/15/11                                          -        404,197         404,197
                                          HSBC Holdings
           -        100,000     100,000    5.25%; 12/12/12                                          -        104,451         104,451
                                          JP Morgan Chase
           -      2,000,000   2,000,000    2.04%; 03/09/09 (1)                                             2,005,948       2,005,948
     425,000      1,200,000   1,625,000    5.13%; 09/15/14                                    431,833      1,219,294       1,651,127
                                          Royal Bank of Scotland Group
           -        220,000     220,000    5.00%; 10/01/14                                          -        224,192         224,192
                                         MORTGAGE BACKED SECURITIES (1.46%)
                                          Banc of America Commercial Mortgage (1) (2)
   3,113,716      6,793,562   9,907,278    0.04%; 11/10/38                                     58,410        127,440         185,850
                                          Bear Stearns Adjustable Rate
                                          Mortgage Trust (1) (2)
     245,000        610,000     855,000    3.52%; 06/25/34                                    241,887        602,249         844,136
                                          Bear Stearns Commercial Mortgage
                                          Securities  (1) (2)
   2,550,199      5,383,753   7,933,952    0.65%; 05/11/39                                     72,232        152,489         224,721
                                          Chase Commercial Mortgage Securities
           -        194,200     194,200    7.03%; 01/15/32                                          -        208,837         208,837
                                          Chase Manhattan Bank-First Union National
                                          Bank Commercial   Mortgage Trust
           -        263,839     263,839    7.13%; 08/15/31                                          -        281,439         281,439
                                          Credit Suisse First Boston Mortgage Securities
           -        725,000     725,000    2.53%; 05/25/34 (1)                                      -        720,820         720,820
                                          CS First Boston Mortgage Securities (1)
   4,136,639     10,755,262  14,891,901    0.57%; 05/15/36 (2)                                 92,135        239,552         331,687
   4,099,216     10,493,993  14,593,209    0.68%; 07/15/36 (2)                                134,430        344,140         478,570
     180,000        445,000     625,000    2.53%; 06/25/34 (2)                                179,480        443,715         623,195
     125,000        345,000     470,000    7.68%; 09/15/41                                    144,850        399,785         544,635
                                          First Union National Bank Commercial Mortgage
           -        150,000     150,000    6.14%; 02/12/34                                          -        165,920         165,920
     200,000        500,000     700,000    8.09%; 05/17/32                                    236,328        590,821         827,149
                                          GMAC Commercial Mortgage Securities (1) (2)
   3,769,474      7,748,362  11,517,836    0.97%; 03/10/38                                    158,179        325,145         483,324
                                          Greenwich Capital Commercial Funding (1) (2)
   8,700,000     19,774,000  28,474,000    0.39%; 06/10/36                                    160,872        365,641         526,513
                                          JP Morgan Chase Commercial Mortgage
                                          Securities (1) (2)
   3,700,000      8,250,000  11,950,000    1.22%; 01/12/39                                    193,769        432,053         625,822
                                          LB-UBS Commercial Mortgage Trust (2)
   2,323,729      4,998,801   7,322,530    0.14%; 03/15/36 (1)                                 65,357        140,596         205,953
   3,257,726      1,416,403   4,674,129    0.63%; 03/15/34 (1)                                 70,836         30,798         101,634
   3,140,695      8,040,179  11,180,874    0.75%; 08/15/36                                    109,004        279,050         388,054
   2,283,684      4,651,950   6,935,634    1.23%; 03/15/36 (1)                                119,071        242,553         361,624
                    490,000     490,000    4.90%; 06/15/26                                                   509,610         509,610
                                          Merrill Lynch Mortgage Investors (1)
     540,000      1,260,000   1,800,000    2.49%; 01/25/35                                    539,975      1,259,941       1,799,916
                                          Merrill Lynch Mortgage Trust (1)
   9,193,847     21,145,848  30,339,695    0.60%; 02/12/42                                    225,838        519,427         745,265
                                          Morgan Stanley Capital I  (2)
   2,500,000      5,100,000   7,600,000    1.12%; 01/13/41 (1)                                131,390        268,036         399,426
           -         76,899      76,899    4.57%; 12/18/32                                          -         78,076          78,076
           -        400,000     400,000    6.20%; 07/15/33                                          -        432,573         432,573
           -         50,000      50,000    6.54%; 02/15/31                                          -         54,605          54,605
     100,000              -     100,000    7.11%; 04/15/33 (1)                                113,034              -         113,034
           -         49,087      49,087    7.71%; 11/15/28 (1)                                      -         50,990          50,990
                                          NationsLink Funding
           -        115,000     115,000    7.23%; 06/20/31                                          -        128,402         128,402
                                         MOTION PICTURES & SERVICES (0.04%)
                                          Alliance Atlantis Communications
      75,000        250,000     325,000    13.00%; 12/15/09                                    80,625        268,750         349,375
                                         MULTI-LINE INSURANCE (0.37%)
                                          MetLife
           -      1,500,000   1,500,000    5.25%; 12/01/06                                          -      1,562,718       1,562,718
                                         Metropolitan Life Global Funding I (1) (2)
           -      1,625,000   1,625,000    2.04%; 03/17/09                                          -      1,622,640       1,622,640
                                         MULTIMEDIA (0.99%)
                                          AOL Time Warner
           -        630,000     630,000    5.63%; 05/01/05                                          -        639,513         639,513
           -      1,910,000   1,910,000    6.13%; 04/15/06                                          -      1,996,701       1,996,701
           -        590,000     590,000    6.15%; 05/01/07                                          -        631,116         631,116
     445,000        605,000   1,050,000    7.63%; 04/15/31                                    527,240        716,810       1,244,050
                                          Gannett
           -        100,000     100,000    4.95%; 04/01/05                                          -        100,987         100,987
                                          News America
      90,000         70,000     160,000    4.75%; 03/15/10                                     92,609         72,029         164,638
     225,000        290,000     515,000    6.55%; 03/15/33                                    242,070        312,002         554,072
     250,000      1,625,000   1,875,000    6.63%; 01/09/08                                    273,597      1,778,379       2,051,976
                                          Viacom
           -        420,000     420,000    6.63%; 05/15/11                                          -        473,535         473,535
                                          Walt Disney
     175,000        345,000     520,000    5.38%; 06/01/07                                    183,556        361,867         545,423
                                         MUSIC (0.05%)
                                          Warner Music Group (2)
     150,000        250,000     400,000    7.38%; 04/15/14                                    154,125        256,875         411,000
                                         MUTUAL INSURANCE (0.12%)
                                          Liberty Mutual Group (2)
     195,000        430,000     625,000    5.75%; 03/15/14                                    191,120        421,443         612,563
     130,000        290,000     420,000    7.00%; 03/15/34                                    130,957        292,135         423,092
                                         NON-HAZARDOUS WASTE DISPOSAL (0.22%)
                                          Allied Waste
     150,000              -     150,000    8.50%; 12/01/08                                    157,500              -         157,500
           -        250,000     250,000    8.88%; 04/01/08                                          -        265,000         265,000
           -        300,000     300,000    10.00%; 08/01/09                                         -        315,000         315,000
                                          Casella Waste Systems
     125,000              -     125,000    9.75%; 02/01/13                                    137,500              -         137,500
                                          Waste Management
     125,000        260,000     385,000    5.00%; 03/15/14                                    126,391        262,893         389,284
           -        565,000     565,000    7.00%; 07/15/28                                          -        630,511         630,511
                                         OFFICE AUTOMATION & EQUIPMENT (0.07%)
                                          Xerox
     125,000        400,000     525,000    7.63%; 06/15/13                                    137,500        440,000         577,500
                                         OIL & GAS DRILLING (0.22%)
                                          Consolidated Natural Gas
           -        250,000     250,000    5.00%; 03/01/14                                          -        252,602         252,602
                                          Nabors Holdings
     270,000        100,000     370,000    4.88%; 08/15/09                                    279,939        103,681         383,620
                                          Nabors Industries
           -        385,000     385,000    5.38%; 08/15/12                                          -        404,976         404,976
                                          Precision Drilling
     225,000        600,000     825,000    5.63%; 06/01/14                                    237,535        633,427         870,962
                                         OIL COMPANY-EXPLORATION & PRODUCTION (1.46%)
                                          Alberta Energy
           -        425,000     425,000    7.38%; 11/01/31                                          -        508,153         508,153
                                          Anadarko Finance
     275,000        275,000     550,000    6.75%; 05/01/11                                    312,985        312,985         625,970
                                          Callon Petroleum
     150,000        350,000     500,000    9.75%; 12/08/10                                    157,500        367,500         525,000
                                          Canadian Natural Resources
           -         75,000      75,000    6.45%; 06/30/33                                          -         80,936          80,936
           -        210,000     210,000    7.20%; 01/15/32                                          -        248,175         248,175
                                          Devon Financing
     165,000        600,000     765,000    7.88%; 09/30/31                                    208,137        756,862         964,999
                                          Energy Partners
     150,000        250,000     400,000    8.75%; 08/01/10                                    162,750        271,250         434,000
                                          Husky Energy
     200,000        500,000     700,000    6.15%; 06/15/19                                    215,457        538,642         754,099
                                          Ker-McGee
           -      1,000,000   1,000,000    6.95%; 07/01/24                                          -      1,101,341       1,101,341
                                          Nexen
     105,000        800,000     905,000    5.05%; 11/20/13                                    105,383        802,919         908,302
     125,000        100,000     225,000    7.88%; 03/15/32                                    155,806        124,645         280,451
                                          Pemex Project Funding Master Trust
     315,000      1,410,000   1,725,000    6.13%; 08/15/08                                    333,900      1,494,600       1,828,500
                    150,000     150,000    7.38%; 12/15/14                                                   166,200         166,200
     350,000        685,000   1,035,000    7.88%; 02/01/09                                    393,750        770,625       1,164,375
                    320,000     320,000    8.00%; 11/15/11                                                   368,000         368,000
                                          Petroleos Mexicanos
     600,000        700,000   1,300,000    6.50%; 02/01/05                                    606,000        707,000       1,313,000
                                          Union Pacific Resources Group
           -        465,000     465,000    6.50%; 05/15/05                                          -        474,063         474,063
                                          Woodside Finance (2)
           -        150,000     150,000    6.70%; 08/01/11                                          -        171,873         171,873
                                          XTO Energy
                    250,000     250,000    4.90%; 02/01/14                                                   250,904         250,904
      50,000        185,000     235,000    6.25%; 04/15/13                                     55,242        204,395         259,637
                                         OIL COMPANY-INTEGRATED (0.32%)
                                          Conoco
           -        100,000     100,000    6.95%; 04/15/29                                          -        116,965         116,965
                                          Occidental Petroleum
     175,000        285,000     460,000    4.00%; 11/30/07                                    178,315        290,398         468,713
                                          PanCanadian Energy
                    125,000     125,000    7.20%; 11/01/31                                                   146,525         146,525
                                          Petrobras International Finance
     225,000        375,000     600,000    8.38%; 12/10/18                                    226,125        376,875         603,000
     225,000        100,000     325,000    9.13%; 02/01/07                                    246,937        109,750         356,687
                    290,000     290,000    9.13%; 07/02/13                                                   316,100         316,100
                                          Petronas Capital (2)
     125,000        420,000     545,000    7.88%; 05/22/22                                    154,031        517,544         671,575
                                         OIL FIELD MACHINERY & EQUIPMENT (0.11%)
                                          Cooper Cameron
     290,000        650,000     940,000    2.65%; 04/15/07                                    284,981        638,750         923,731
                                         OIL REFINING & MARKETING (0.76%)
                                          Enterprise Products Operating (2)
     280,000        815,000   1,095,000    4.00%; 10/15/07                                    282,205        821,419       1,103,624
                                          Enterprise Products Partners
     110,000        320,000     430,000    6.38%; 02/01/13                                    118,949        346,033         464,982
                                          Frontier Oil
     570,000      1,250,000   1,820,000    11.75%; 11/15/09                                   605,625      1,328,125       1,933,750
                                          Tesoro Petroleum
     440,000      1,020,000   1,460,000    9.63%; 11/01/08                                    485,100      1,124,550       1,609,650
                                          Valero Energy
     225,000        425,000     650,000    6.88%; 04/15/12                                    256,089        483,724         739,813
           -        600,000     600,000    7.38%; 03/15/06                                          -        636,191         636,191
                                         OIL-FIELD SERVICES (0.54%)
                                          Halliburton
           -      1,000,000   1,000,000    2.86%; 01/26/07 (1) (2)                                  -      1,000,334       1,000,334
     775,000        500,000   1,275,000    3.57%; 10/17/05 (1)                                781,302        504,066       1,285,368
           -      1,660,000   1,660,000    5.50%; 10/15/10                                          -      1,755,307       1,755,307
           -        525,000     525,000    6.00%; 08/01/06                                          -        547,835         547,835
                                         PAPER & RELATED PRODUCTS (0.74%)
                                          International Paper
     550,000        500,000   1,050,000    3.80%; 04/01/08                                    550,998        500,907       1,051,905
      55,000        100,000     155,000    5.85%; 10/30/12                                     58,720        106,764         165,484
      50,000        530,000     580,000    6.75%; 09/01/11                                     56,199        595,714         651,913
                                          Norske Skog (2)
     500,000        310,000     810,000    7.63%; 10/15/11                                    569,666        353,193         922,859
                                          Sappi Papier Holding (2)
     140,000        135,000     275,000    6.75%; 06/15/12                                    155,080        149,541         304,621
                                          Smurfit Capital Funding
     330,000        800,000   1,130,000    6.75%; 11/20/05                                    340,725        826,000       1,166,725
                                          Stora Enso Oyj
           -         15,000      15,000    7.38%; 05/15/11                                          -         17,391          17,391
                                          Weyerhaeuser
           -         95,000      95,000    5.50%; 03/15/05                                          -         95,992          95,992
           -      1,100,000   1,100,000    6.13%; 03/15/07                                          -      1,172,934       1,172,934
     100,000        410,000     510,000    6.75%; 03/15/12                                    113,177        464,024         577,201
      75,000         50,000     125,000    7.38%; 03/15/32                                     87,487         58,325         145,812
                                         PETROCHEMICALS (0.11%)
                                          Braskem (2)
     265,000        540,000     805,000    11.75%; 01/22/14                                   295,475        602,100         897,575
                                         PHYSICAL THERAPY & REHABILITATION
                                         CENTERS (0.05%)
                                          HealthSouth
     150,000        300,000     450,000    7.63%; 06/01/12                                    145,500        291,000         436,500
                                         PHYSICIAN PRACTICE MANAGEMENT (0.05%)
                                          US Oncology (2)
     125,000        250,000     375,000    9.00%; 08/15/12                                    135,000        270,000         405,000
                                         PIPELINES (0.63%)
                                          Buckeye Partners
     275,000        400,000     675,000    4.63%; 07/15/13                                    269,106        391,426         660,532
                                          Duke Capital
     140,000        280,000     420,000    4.37%; 03/01/09                                    141,957        283,914         425,871
                                          Duke Energy Field Services
                  1,335,000   1,335,000    7.50%; 08/16/05                                                 1,384,431       1,384,431
     260,000        410,000     670,000    7.88%; 08/16/10                                    307,507        484,915         792,422
                                          Enbridge Energy Partners
      90,000        165,000     255,000    4.00%; 01/15/09                                     89,514        164,109         253,623
                                          Equitable Resources
     130,000        100,000     230,000    5.15%; 11/15/12                                    135,829        104,484         240,313
                                          Kinder Morgan Energy Partners
     170,000              -     170,000    5.35%; 08/15/07                                    178,212              -         178,212
                                          National Fuel Gas
     175,000        175,000     350,000    5.25%; 03/01/13                                    180,261        180,261         360,522
                                          PG&E Gas Transmission
     200,000              -     200,000    7.10%; 06/01/05                                    204,750              -         204,750
                                          TEPPCO Partners
      45,000        220,000     265,000    6.13%; 02/01/13                                     48,445        236,843         285,288
                    185,000     185,000    7.63%; 02/15/12                                                   216,170         216,170
                                          Texas Eastern Transmission
     245,000         90,000     335,000    5.25%; 07/15/07                                    256,527         94,234         350,761
                                         PRINGING-COMMERCIAL (0.05%)
                                          Sheridan Group (2)
           -        400,000     400,000    10.25%; 08/15/11                                         -        434,000         434,000
                                         PRIVATE CORRECTIONS (0.03%)
                                          Corrections Corporation of America
           -        250,000     250,000    9.88%; 05/01/09                                          -        281,250         281,250
                                         PROPERTY & CASUALTY INSURANCE (1.81%)
                                          ACE
     150,000      2,175,000   2,325,000    6.00%; 04/01/07                                    157,453      2,283,076       2,440,529
                                          ACE INA Holdings
     145,000        225,000     370,000    5.88%; 06/15/14                                    150,709        233,858         384,567
                                          Arch Capital Group
     365,000        875,000   1,240,000    7.35%; 05/01/34                                    384,867        922,625       1,307,492
                                          Infinity Property & Casualty
     335,000        650,000     985,000    5.50%; 02/18/14                                    334,247        648,539         982,786
                                          Markel
     330,000        650,000     980,000    6.80%; 02/15/13                                    356,400        702,000       1,058,400
                                          St. Paul
     475,000        650,000   1,125,000    5.75%; 03/15/07                                    497,793        681,190       1,178,983
           -        757,000     757,000    7.88%; 04/15/05                                          -        774,462         774,462
                                          Travelers Property Casualty
           -        160,000     160,000    6.38%; 03/15/33                                          -        164,570         164,570
                                          W.R. Berkley
     575,000      1,750,000   2,325,000    5.13%; 09/30/10                                    585,493      1,781,936       2,367,429
     155,000        275,000     430,000    5.88%; 02/15/13                                    159,572        283,112         442,684
                                          XL Capital
     655,000      2,020,000   2,675,000    5.25%; 09/15/14                                    653,919      2,016,665       2,670,584
     450,000        990,000   1,440,000    6.50%; 01/15/12                                    491,254      1,080,759       1,572,013
                                         PUBLISHING-BOOKS (0.06%)
                                          Reed Elsevier Capital
     350,000        150,000     500,000    6.13%; 08/01/06                                    367,799        157,628         525,427
                                         PUBLISHING-PERIODICALS (0.07%)
                                          Dex Media West
     123,000        196,000     319,000    9.88%; 08/15/13                                    145,447        231,770         377,217
                                          PEI Holdings
           -        200,000     200,000    11.00%; 03/15/10                                         -        232,250         232,250
                                         QUARRYING (0.04%)
                                          Compass Minerals International (1) (8)
     200,000        250,000     450,000    0.00%; 06/01/13                                    158,000        197,500         355,500
                                         RACETRACKS (0.13%)
                                          Penn National Gaming
     250,000        750,000   1,000,000    11.13%; 03/01/08                                   270,312        810,937       1,081,249
                                         RECREATIONAL CENTERS (0.13%)
                                          AMF Bowling Worldwide (2)
     200,000        425,000     625,000    10.00%; 03/01/10                                   214,000        454,750         668,750
                                          Town Sports International
     150,000        250,000     400,000    9.63%; 04/15/11                                    158,250        263,750         422,000
                                         REGIONAL AUTHORITY (0.02%)
                                          Province of Ontario
           -        175,000     175,000    2.63%; 12/15/05                                          -        174,975         174,975
                                          Province of Quebec
           -         20,000      20,000    5.75%; 02/15/09                                          -         21,683          21,683
                                         REGIONAL BANKS (1.03%)
                                          Bank One
     725,000      1,235,000   1,960,000    7.63%; 08/01/05                                    752,891      1,282,510       2,035,401
                                          Fifth Third Bancorp
           -        350,000     350,000    3.38%; 08/15/08                                          -        348,033         348,033
                                          KeyCorp
     475,000        455,000     930,000    4.63%; 05/16/05                                    480,066        459,853         939,919
                                          Korea Development Bank (1)
           -        760,000     760,000    2.48%; 10/20/09                                          -        758,828         758,828
           -         25,000      25,000    4.25%; 11/13/07                                          -         25,560          25,560
                                          PNC Funding
     650,000        530,000   1,180,000    5.75%; 08/01/06                                    680,731        555,058       1,235,789
                                          SunTrust Banks
           -         55,000      55,000    5.05%; 07/01/07                                          -         57,563          57,563
           -        150,000     150,000    7.38%; 07/01/06                                          -        160,926         160,926
                                          Wachovia
           -        750,000     750,000    5.25%; 08/01/14                                                   774,774         774,774
     600,000        265,000     865,000    5.63%; 12/15/08                                    646,467        285,523         931,990
     100,000        265,000     365,000    6.38%; 02/01/09                                    109,384        289,866         399,250
                                          Wells Fargo
     200,000        275,000     475,000    3.12%; 08/15/08                                    196,282        269,888         466,170
                    610,000     610,000    5.13%; 02/15/07                                                   636,500         636,500
                                         REINSURANCE (0.21%)
                                          Berkshire Hathaway Finance
           -        475,000     475,000    4.63%; 10/15/13                                          -        476,904         476,904
                                          Endurance Specialty Holdings
     210,000      1,080,000   1,290,000    7.00%; 07/15/34                                    213,644      1,098,741       1,312,385
                                         RENTAL-AUTO & EQUIPMENT (0.17%)
                                          NationsRent
     315,000        600,000     915,000    9.50%; 10/15/10                                    348,075        663,000       1,011,075
                                          United Rentals
     125,000        340,000     465,000    6.50%; 02/15/12                                    123,750        336,600         460,350
                                         RESEARCH & DEVELOPMENT (0.05%)
                                          Science Applications International
           -        275,000     275,000    5.50%; 07/01/33                                          -        261,184         261,184
           -        130,000     130,000    7.13%; 07/01/32                                          -        151,902         151,902
                                         RESORTS & THEME PARKS (0.02%)
                                          Intrawest (2)
     150,000              -     150,000    7.50%; 10/15/13                                    160,500              -         160,500
                                         RETAIL-APPAREL & SHOE (0.08%)
                                          Foot Locker
           -        250,000     250,000    8.50%; 01/15/22                                                   267,500         267,500
                                          Mothers Work
     200,000        250,000     450,000    11.25%; 08/01/10                                   192,000        240,000         432,000
                                         RETAIL-ARTS & CRAFTS (0.13%)
                                          Michaels Stores
     250,000        750,000   1,000,000    9.25%; 07/01/09                                    269,687        809,062       1,078,749
                                         RETAIL- AUTO PARTS (0.06%)
                                          CSK Auto
           -        500,000     500,000    7.00%; 01/15/14                                          -        490,000         490,000
                                         RETAIL-AUTOMOBILE (0.10%)
                                          Asbury Automotive Group
     100,000        275,000     375,000    9.00%; 06/15/12                                    105,500        290,125         395,625
                                          Group 1 Automotive
           -        400,000     400,000    8.25%; 08/15/13                                          -        423,000         423,000
                                         RETAIL- DISCOUNT (0.08%)
                                          Target
           -         80,000      80,000    5.38%; 06/15/09                                          -         85,560          85,560
           -        280,000     280,000    5.88%; 03/01/12                                          -        307,178         307,178
                                          Wal-Mart Stores
           -        290,000     290,000    4.38%; 07/12/07                                          -        299,786         299,786
                                         RETAIL-DRUG STORE (0.16%)
                                          Duane Reade (2)
     150,000        250,000     400,000    9.75%; 08/01/11                                    144,000        240,000         384,000
                                          Jean Coutu Group (2)
           -        400,000     400,000    7.63%; 08/01/12                                                   423,000         423,000
                                          Rite Aid
     150,000        300,000     450,000    12.50%; 09/15/06                                   170,250        340,500         510,750
                                         RETAIL-JEWELRY (0.05%)
                                          Finlay Fine Jewelry
     125,000        240,000     365,000    8.38%; 06/01/12                                    136,563        262,200         398,763
                                         RETAIL-PROPANE DISTRIBUTION (0.07%)
                                          AmeriGas Partners
     150,000              -     150,000    8.88%; 05/20/11                                    164,250              -         164,250
                                          Star Gas Partners (2)
     170,000        250,000     420,000    10.25%; 02/15/13                                   163,625        240,625         404,250
                                         RETAIL-RESTAURANTS (0.06%)
                                          VICORP Restaurants
     200,000        300,000     500,000    10.50%; 04/15/11                                   200,000        300,000         500,000
                                         RETAIL-TOY STORE (0.05%)
                                          Toys R Us
                    250,000     250,000    7.38%; 10/15/18                                          -        232,500         232,500
     200,000              -     200,000    8.75%; 09/01/21                                    200,000              -         200,000
                                         RETAIL-VIDEO RENTAL (0.06%)
                                          Blockbuster (2)
     125,000        350,000     475,000    9.00%; 09/01/12                                    128,125        358,750         486,875
                                         RETAIL-VISION SERVICE CENTER (0.03%)
                                          Cole National Group
      75,000        200,000     275,000    8.63%; 08/15/07                                     76,078        202,875         278,953
                                         SATELLITE TELECOM (0.04%)
                                          Intelsat
     150,000        250,000     400,000    5.25%; 11/01/08                                    141,256        235,427         376,683
                                         SAVINGS & LOANS-THRIFTS (0.28%)
                                          Washington Mutual
     410,000        935,000   1,345,000    3.81%; 06/25/34                                    406,062        926,019       1,332,081
     528,000        336,000     864,000    3.97%; 03/25/33                                    526,242        334,882         861,124
     100,000         95,000     195,000    5.50%; 01/15/13                                    104,554         99,326         203,880
                                         SEMICONDUCTOR EQUIPMENT (0.04%)
                                          Amkor Technology
     200,000                    200,000    7.75%; 05/15/13                                    172,500                        172,500
                    150,000     150,000    10.50%; 05/01/09                                                  132,750         132,750
                                         SOVEREIGN (0.79%)
                                          Chile Government (1)
           -      1,000,000   1,000,000    2.52%; 01/28/08                                          -      1,003,800       1,003,800
                                          Mexico Government
     300,000        835,000   1,135,000    2.75%; 01/13/09 (1)                                302,100        840,845       1,142,945
                    780,000     780,000    8.00%; 09/24/22                                                   895,050         895,050
     260,000        490,000     750,000    8.30%; 08/15/31                                    300,560        566,440         867,000
     690,000        985,000   1,675,000    8.38%; 01/14/11                                    814,200      1,162,300       1,976,500
                                          South Africa Government
     220,000        545,000     765,000    6.50%; 06/02/14                                    238,975        592,006         830,981
                                         SPECIAL PURPOSE ENTITY (0.60%)
                                          Borden US Finance/Nova Scotia Finance (2)
           -        250,000     250,000    6.82%; 07/15/10 (1)                                      -        260,625         260,625
     100,000              -     100,000    9.00%; 07/15/14                                    109,375              -         109,375
                                          Crystal US Holdings (1) (2) (4)
           -        250,000     250,000    0.00%; 10/01/14                                          -        158,125         158,125
           -        250,000     250,000    0.00%; 10/01/14                                          -        157,500         157,500
                                          Da-Lite Screen
     150,000        225,000     375,000    9.50%; 05/15/11                                    159,000        238,500         397,500
                                          Farmers Exchange Capital (2)
     225,000        500,000     725,000    7.05%; 07/15/28                                    227,863        506,363         734,226
                                          Fondo Latinoamericano de Reservas (2)
     270,000      2,350,000   2,620,000    3.00%; 08/01/06                                    270,792      2,356,890       2,627,682
                                          Interactive Health (2)
           -        450,000     450,000    7.25%; 04/01/11                                          -        391,500         391,500
                                         Sheridan Acquisition (2)
           -        250,000     250,000   10.25%; 08/15/11                                          -        271,250         271,250
                                         SPECIFIED PURPOSE ACQUISITION (0.05%)
                                          Poster Financial Group                                    -        392,813         392,813
           -        375,000     375,000    8.75%; 12/01/11
                                         STEEL PRODUCERS (0.06%)
                                          International Steel Group
     200,000        300,000     500,000    6.50%; 04/15/14                                    214,000        321,000         535,000
                                         STEEL-SPECIALTY (0.12%)
                                          CSN Islands VIII (2)
     375,000        645,000   1,020,000    9.75%; 12/16/13                                    380,625        654,675       1,035,300
                                         SUPRANATIONAL BANK (0.31%)
                                          Corp Andina de Fomento
                  1,165,000   1,165,000    2.46%; 01/26/07 (1)                                             1,167,042       1,167,042
     190,000        340,000     530,000    6.75%; 03/15/05                                    192,742        344,908         537,650
     230,000        575,000     805,000    6.88%; 03/15/12                                    257,955        644,887         902,842
                                         TELECOMMUNICATION EQUIPTMENT-
                                         FIBER OPTICS (0.17%)
                                          Corning
           -        900,000     900,000    8.30%; 04/04/25                                          -        936,801         936,801
                                          Corning Glass
           -        500,000     500,000    7.00%; 03/15/07                                          -        500,000         500,000
                                         TELEPHONE COMMUNICATION (0.02%)
                                          Telstra
           -        125,000     125,000    6.38%; 04/01/12                                          -        138,554         138,554
                                         TELEPHONE-INTEGRATED (2.87%)
                                          British Telecommunications (1)
     940,000      2,285,000   3,225,000    7.88%; 12/15/05                                    992,962      2,413,744       3,406,706
                                          Deutsche Telekom International Finance
           -        300,000     300,000    5.25%; 07/22/13                                                   310,173         310,173
           -        250,000     250,000    8.25%; 06/15/05 (1)                                               258,571         258,571
     440,000        910,000   1,350,000    8.50%; 06/15/10 (1)                                530,094      1,096,331       1,626,425
                                          France Telecom (1)
     505,000      2,490,000   2,995,000    8.50%; 03/01/11                                    606,517      2,990,552       3,597,069
                                          MCI
           -        250,000     250,000    6.69%; 05/01/09                                                   246,562         246,562
                                          Northwestern Bell Telephone
     250,000              -     250,000    6.25%; 01/01/07                                    250,000              -         250,000
                                          Qwest (2)
           -        250,000     250,000    7.88%; 09/01/11                                          -        266,250         266,250
           -        500,000     500,000    9.13%; 03/15/12 (1)                                      -        563,750         563,750
                                          SBC Communications
     215,000        665,000     880,000    4.13%; 09/15/09                                    216,075        668,324         884,399
     100,000        300,000     400,000    6.15%; 09/15/34                                    101,019        303,057         404,076
                                          Sprint Capital
           -         65,000      65,000    6.00%; 01/15/07
     100,000        250,000     350,000    6.13%; 11/15/08                                    108,345         68,734         177,079
     325,000      1,430,000   1,755,000    6.88%; 11/15/28                                    349,026        270,862         619,888
     100,000        350,000     450,000    6.90%; 05/01/19                                    111,951      1,535,713       1,647,664
     230,000              -     230,000    8.75%; 03/15/32                                    301,372        391,829         693,201
                                          Telecom Italia Capital
   1,025,000      3,550,000   4,575,000    4.00%; 01/15/10 (2)                              1,015,461      3,516,964       4,532,425
     280,000        825,000   1,105,000    5.25%; 11/15/13                                    286,689        844,707       1,131,396
     130,000        240,000     370,000    6.38%; 11/15/33                                    134,923        249,089         384,012
                                          Telefonica Europe
           -        615,000     615,000    7.75%; 09/15/10                                          -        729,018         729,018
                                          Telefonos de Mexico
     135,000        630,000     765,000    4.50%; 11/19/08                                    136,189        635,551         771,740
     385,000        805,000   1,190,000    8.25%; 01/26/06                                    409,351        855,915       1,265,266
                                          Verizon Florida
      90,000        525,000     615,000    6.13%; 01/15/13                                     97,181        566,889         664,070
                                         TEXTILE-HOME FURNISHINGS (0.06%)
                                          Mohawk Industries
     145,000        310,000     455,000    6.50%; 04/15/07                                    155,048        331,483         486,531
                                         THEATERS (0.08%)
                                          Cinemark
     270,000        700,000     970,000    0.00%; 03/15/14 (1) (4)                            191,025        495,250         686,275
                                         TRANSPORT-RAIL (0.14%)
                                          Canadian National Railway
     215,000        500,000     715,000    4.25%; 08/01/09                                    218,779        508,789         727,568
                                          Union Pacific
     100,000         90,000     190,000    4.70%; 01/02/24                                     97,341         87,607         184,948
           -         45,000      45,000    6.63%; 02/01/29                                          -         49,284          49,284
           -        200,000     200,000    7.60%; 05/01/05                                          -        204,859         204,859
                                         TRANSPORT-SERVICES (0.19%)
                                          CHC Helicopter
     150,000        200,000     350,000    7.38%; 05/01/14                                    159,750        213,000         372,750
                                          FedEx
     190,000        820,000   1,010,000    1.88%; 04/01/05                                    190,106        820,458       1,010,564
           -        260,000     260,000    3.50%; 04/01/09                                                   256,645         256,645
                                         TRANSPORT-TRUCK (0.03%)
                                          Quality Distribution (2)
           -        255,000     255,000    9.00%; 11/15/10                                          -        237,469         237,469
                                         VITAMINS & NUTRITION PRODUCTS (0.14%)
                                          NBTY
     200,000        580,000     780,000    8.63%; 09/15/07                                    202,000        585,800         787,800
                                          WH Holdings/WH Capital
     125,000        250,000     375,000    9.50%; 04/01/11                                    136,875        273,750         410,625
                                         WIRE & CABLE PRODUCTS (0.05%)
                                          Superior Essex Communications
     200,000        250,000     450,000    9.00%; 04/15/12                                    203,000        253,750         456,750
                                         WIRELESS EQUIPMENT (0.14%)
                                          Crown Castle International
           -        700,000     700,000    10.75%; 08/01/11                                         -        775,250         775,250
                                          SBA Telecom/SBA Communications (1) (8)
     200,000        350,000     550,000    0.00%; 12/15/11                                    168,500        294,875         463,375
                                                           TOTAL BONDS                    115,954,951    346,729,276     462,684,227

                                         FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
                                         CERTIFICATES (16.06%)
           -      3,984,022   3,984,022  4.00%; 09/01/10                                            -      3,983,480       3,983,480
   1,441,258              -   1,441,258  4.50%; 12/01/09                                    1,462,637              -       1,462,637
           -        715,307     715,307  4.50%; 02/01/10                                            -        726,081         726,081
           -      4,649,369   4,649,369  4.50%; 04/01/11                                            -      4,720,462       4,720,462
           -      1,942,936   1,942,936  4.50%; 05/01/11                                            -      1,972,645       1,972,645
           -        799,918     799,918  4.50%; 07/01/18                                            -        804,154         804,154
   2,288,581              -   2,288,581  4.50%; 11/01/18                                    2,300,701              -       2,300,701
                    596,998     596,998  5.00%; 12/01/17                                            -        609,546         609,546
   3,609,898              -   3,609,898  5.00%; 01/01/18                                    3,685,774              -       3,685,774
   1,898,958              -   1,898,958  5.00%; 05/01/18                                    1,939,029              -       1,939,029
           -      3,344,491   3,344,491  5.00%; 10/01/18                                            -      3,415,066       3,415,066
           -      6,592,916   6,592,916  5.00%; 12/01/18                                            -      6,732,040       6,732,040
           -      6,250,000   6,250,000  5.00%; 11/01/19 (6)                                        -      6,373,050       6,373,050
           -        862,203     862,203  5.00%; 08/01/33                                            -        862,067         862,067
   6,766,626      5,970,554  12,737,180  5.00%; 06/01/34                                    6,754,399      5,959,765      12,714,164
           -     15,000,000  15,000,000  5.00%; 11/01/34 (6)                                        -     14,953,125      14,953,125
           -         69,278      69,278  5.50%; 04/01/09                                            -         71,253          71,253
           -        178,009     178,009  5.50%; 08/01/09                                            -        183,085         183,085
           -        506,810     506,810  5.50%; 12/01/16                                            -        525,503         525,503
           -      1,341,702   1,341,702  5.50%; 02/01/17                                            -      1,391,188       1,391,188
   1,416,005              -   1,416,005  5.50%; 05/01/17                                    1,467,859              -       1,467,859
           -        138,213     138,213  5.50%; 09/01/17                                            -        143,274         143,274
           -      1,652,616   1,652,616  5.50%; 12/01/17                                            -      1,713,135       1,713,135
           -        682,726     682,726  5.50%; 03/01/18                                            -        707,663         707,663
           -      4,565,110   4,565,110  5.50%; 04/01/18                                            -      4,731,851       4,731,851
           -         57,165      57,165  5.50%; 12/01/18                                            -         58,320          58,320
   4,890,622              -   4,890,622  5.50%; 06/01/24                                    5,023,921              -       5,023,921
   1,577,788              -   1,577,788  5.50%; 04/01/33                                    1,609,870              -       1,609,870
           -      1,685,827   1,685,827  5.50%; 05/01/33                                            -      1,720,105       1,720,105
           -      1,534,581   1,534,581  5.50%; 10/01/33                                            -      1,565,783       1,565,783
           -      6,651,163   6,651,163  5.50%; 12/01/33                                            -      6,786,401       6,786,401
                  5,700,001   5,700,001  5.50%; 09/01/34                                            -      5,812,610       5,812,610
   2,000,000     10,000,000  12,000,000  5.50%; 11/01/34 (6)                                2,036,876     10,184,380      12,221,256
           -         29,991      29,991  6.00%; 12/01/16                                            -         31,489          31,489
           -         46,701      46,701  6.00%; 12/01/16                                            -         49,032          49,032
           -         15,328      15,328  6.00%; 12/01/16                                            -         16,094          16,094
           -        133,326     133,326  6.00%; 02/01/17                                            -        139,993         139,993
           -        124,348     124,348  6.00%; 02/01/17                                            -        130,557         130,557
           -         91,803      91,803  6.00%; 03/01/17                                            -         96,387          96,387
           -        228,601     228,601  6.00%; 04/01/17                                            -        240,032         240,032
   1,020,832              -   1,020,832  6.00%; 03/01/22                                    1,063,743              -       1,063,743
           -      3,107,403   3,107,403  6.00%; 07/01/23                                            -      3,237,535       3,237,535
           -         71,580      71,580  6.00%; 06/01/28                                            -         74,297          74,297
           -         25,469      25,469  6.00%; 01/01/29                                            -         26,436          26,436
     230,746              -     230,746  6.00%; 03/01/31                                      239,218              -         239,218
      52,740              -      52,740  6.00%; 04/01/31                                       54,676              -          54,676
   1,054,807              -   1,054,807  6.00%; 12/01/31                                    1,093,537              -       1,093,537
           -         70,614      70,614  6.00%; 02/01/32                                            -         73,207          73,207
           -      1,004,293   1,004,293  6.00%; 12/01/32                                            -      1,041,226       1,041,226
           -      1,687,426   1,687,426  6.00%; 02/01/33                                            -      1,749,182       1,749,182
           -      1,832,685   1,832,685  6.00%; 12/01/33                                            -      1,899,757       1,899,757
   2,800,000      3,500,000   6,300,000  6.00%; 11/01/34 (6)                                2,898,874      3,623,592       6,522,466
   1,096,368              -   1,096,368  6.50%; 06/01/17                                    1,161,764              -       1,161,764
     606,895              -     606,895  6.50%; 03/01/19                                      641,441              -         641,441
           -         41,007      41,007  6.50%; 07/01/19                                            -         43,341          43,341
     132,369         16,718     149,087  6.50%; 03/01/29                                      139,456         17,608         157,064
     198,686              -     198,686  6.50%; 05/01/29                                      209,265              -         209,265
     126,329          9,358     135,687  6.50%; 04/01/31                                      132,992          9,851         142,843
           -          7,998       7,998  6.50%; 06/01/31                                            -          8,420           8,420
           -        107,483     107,483  6.50%; 09/01/31                                            -        113,153         113,153
           -         74,241      74,241  6.50%; 02/01/32                                            -         78,131          78,131
           -         72,373      72,373  6.50%; 02/01/32                                            -         76,190          76,190
           -        258,797     258,797  6.50%; 05/01/32                                            -        272,357         272,357
           -      1,084,654   1,084,654  6.50%; 09/01/32                                            -      1,141,483       1,141,483
           -        109,704     109,704  7.00%; 08/01/16                                            -        116,398         116,398
     125,827              -     125,827  7.00%; 12/01/29                                      133,787              -         133,787
      90,931              -      90,931  7.00%; 06/01/30                                       96,634              -          96,634
      89,627              -      89,627  7.00%; 12/01/30                                       95,248              -          95,248
           -          4,039       4,039  7.00%; 06/01/31                                            -          4,291           4,291
           -         34,957      34,957  7.00%; 09/01/31                                            -         37,149          37,149
           -        422,125     422,125  7.00%; 04/01/32                                            -        448,597         448,597
      39,768              -      39,768  7.50%; 11/01/29                                       42,734              -          42,734
      31,745              -      31,745  7.50%; 09/01/30                                       34,093              -          34,093
      45,544              -      45,544  7.50%; 09/01/30                                       48,912              -          48,912
           -          5,489       5,489  7.50%; 12/01/30                                            -          5,895           5,895
     165,038              -     165,038  7.50%; 01/01/31                                      177,245              -         177,245
      47,591              -      47,591  7.50%; 03/01/31                                       51,111              -          51,111
           -         89,050      89,050  7.50%; 02/01/32                                            -         95,582          95,582
     248,291              -     248,291  8.00%; 09/01/30                                      269,652              -         269,652
           -          6,525       6,525  8.00%; 11/01/30                                            -          7,087           7,087
                                             TOTAL FHLMC CERTIFICATES                      34,865,448    101,610,381     136,475,829

                                         FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
                                         CERTIFICATES (12.03%)
           -      1,875,815   1,875,815  4.50%; 06/01/18                                            -      1,885,767       1,885,767
   3,150,000              -   3,150,000  4.50%; 11/01/34 (6)                                3,057,469              -       3,057,469
           -      1,272,678   1,272,678  5.00%; 03/01/10                                            -      1,300,298       1,300,298
           -      1,623,951   1,623,951  5.00%; 09/01/17                                            -      1,659,471       1,659,471
   2,356,642              -   2,356,642  5.00%; 03/01/18                                    2,408,365              -       2,408,365
   1,377,311      2,430,549   3,807,860  5.00%; 06/01/18                                    1,407,540      2,483,895       3,891,435
           -      6,375,000   6,375,000  5.00%; 12/01/19 (6)                                        -      6,490,547       6,490,547
   3,800,000     10,000,000  13,800,000  5.00%; 11/01/34 (6)                                3,785,750      9,962,500      13,748,250
           -        372,886     372,886  5.50%; 09/01/17                                            -        386,822         386,822
           -        597,600     597,600  5.50%; 10/01/17                                            -        619,933         619,933
           -      1,166,204   1,166,204  5.50%; 02/01/23                                            -      1,198,099       1,198,099
           -      4,263,491   4,263,491  5.50%; 06/01/23                                            -      4,380,098       4,380,098
           -         76,167      76,167  5.50%; 07/01/23                                            -         78,250          78,250
   2,339,422              -   2,339,422  5.50%; 07/01/33                                    2,386,638              -       2,386,638
   1,460,345      2,738,147   4,198,492  5.50%; 09/01/33                                    1,489,819      2,793,411       4,283,230
   6,500,000     21,000,000  27,500,000  5.50%; 11/01/34 (6)                                6,617,812     21,380,625      27,998,437
     265,249         85,765     351,014  6.00%; 05/01/09                                      278,705         90,568         369,273
     447,793              -     447,793  6.00%; 07/01/09                                      472,870              -         472,870
     318,712              -     318,712  6.00%; 07/01/09                                      334,881              -         334,881
           -        455,618     455,618  6.00%; 02/01/23                                            -        475,259         475,259
     268,795              -     268,795  6.00%; 05/01/32                                      279,136              -         279,136
           -      1,889,057   1,889,057  6.00%; 03/01/33                                            -      1,961,727       1,961,727
           -        897,101     897,101  6.00%; 10/01/33                                            -        931,434         931,434
           -      3,374,489   3,374,489  6.00%; 11/01/33                                            -      3,503,634       3,503,634
           -      3,044,744   3,044,744  6.00%; 12/01/33                                            -      3,161,269       3,161,269
           -      2,130,823   2,130,823  6.00%; 02/01/34                                            -      2,212,371       2,212,371
           -         44,603      44,603  6.50%; 04/01/10                                            -         47,390          47,390
     161,992              -     161,992  6.50%; 01/01/11                                      171,156              -         171,156
     195,592              -     195,592  6.50%; 02/01/11                                      207,810              -         207,810
     213,404              -     213,404  6.50%; 02/01/11                                      226,718              -         226,718
     399,042              -     399,042  6.50%; 03/01/11                                      423,938              -         423,938
           -         77,470      77,470  6.50%; 07/01/16                                            -         82,202          82,202
           -        185,457     185,457  6.50%; 02/01/17                                            -        196,786         196,786
           -         75,525      75,525  6.50%; 03/01/17                                            -         80,140          80,140
           -         67,626      67,626  6.50%; 04/01/17                                            -         71,758          71,758
           -      1,498,737   1,498,737  6.50%; 08/01/17                                            -      1,590,310       1,590,310
           -         55,283      55,283  6.50%; 05/01/22                                            -         58,414          58,414
           -         97,996      97,996  6.50%; 12/01/31                                            -        103,242         103,242
           -         60,067      60,067  6.50%; 02/01/32                                            -         63,282          63,282
           -        115,313     115,313  6.50%; 02/01/32                                            -        121,452         121,452
           -         43,102      43,102  6.50%; 04/01/32                                            -         45,396          45,396
           -        208,170     208,170  6.50%; 06/01/32                                            -        219,254         219,254
           -        274,972     274,972  6.50%; 08/01/32                                            -        289,612         289,612
     741,481              -     741,481  6.50%; 09/01/32                                      780,960              -         780,960
           -      6,526,499   6,526,499  6.50%; 02/01/33                                            -      6,873,989       6,873,989
      30,779              -      30,779  7.00%; 08/01/29                                       32,736              -          32,736
           -         71,417      71,417  7.00%; 09/01/31                                            -         75,896          75,896
     182,277              -     182,277  7.00%; 02/01/32                                      193,642              -         193,642
           -        414,202     414,202  7.00%; 03/01/32                                            -        440,178         440,178
           -        320,796     320,796  7.50%; 08/01/32                                            -        343,654         343,654
                                                TOTAL FNMA CERTIFICATES                    24,555,945     77,658,933     102,214,878

                                         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                         (GNMA) CERTIFICATES (3.33%)
           -      3,172,741   3,172,741  5.00%; 07/15/33                                            -      3,191,112       3,191,112
           -      1,526,783   1,526,783  5.50%; 06/15/33                                            -      1,565,313       1,565,313
           -      5,364,449   5,364,449  5.50%; 12/20/33                                            -      5,489,741       5,489,741
     550,293              -     550,293  6.00%; 07/20/28                                      573,977              -         573,977
     539,055              -     539,055  6.00%; 11/20/28                                      562,254              -         562,254
     572,153              -     572,153  6.00%; 01/20/29                                      596,362              -         596,362
     147,167              -     147,167  6.00%; 07/20/29                                      153,393              -         153,393
           -        171,576     171,576  6.00%; 08/15/31                                            -        178,913         178,913
           -         65,166      65,166  6.00%; 01/15/32                                            -         67,920          67,920
           -        924,214     924,214  6.00%; 02/15/32                                            -        963,276         963,276
           -        592,943     592,943  6.00%; 02/15/33                                            -        617,428         617,428
           -      7,018,558   7,018,558  6.00%; 11/20/33                                            -      7,299,609       7,299,609
     545,131              -     545,131  6.00%; 12/15/33                                      567,641              -         567,641
           -         80,542      80,542  6.50%; 01/15/27                                            -         85,503          85,503
     114,294              -     114,294  6.50%; 03/20/28                                      120,860              -         120,860
      98,058              -      98,058  6.50%; 05/20/29                                      103,642              -         103,642
           -         23,537      23,537  6.50%; 07/15/31                                            -         24,931          24,931
           -      1,153,000   1,153,000  6.50%; 10/20/31                                            -      1,217,719       1,217,719
           -         62,433      62,433  6.50%; 02/20/32                                            -         65,938          65,938
           -        395,486     395,486  6.50%; 10/15/32                                            -        418,924         418,924
   2,778,195              -   2,778,195  6.50%; 12/15/32                                    2,942,840              -       2,942,840
           -         11,401      11,401  7.00%; 04/15/31                                            -         12,173          12,173
           -        195,640     195,640  7.00%; 06/15/31                                            -        208,912         208,912
           -         38,244      38,244  7.00%; 07/15/31                                            -         40,835          40,835
     756,616              -     756,616  7.00%; 06/15/32                                      807,778              -         807,778
           -         37,204      37,204  7.50%; 10/15/29                                            -         40,074          40,074
           -         23,474      23,474  7.50%; 10/20/30                                            -         25,164          25,164
           -         26,476      26,476  7.50%; 01/15/31                                            -         28,516          28,516
     267,876              -     267,876  7.50%; 10/15/31                                      288,513              -         288,513
           -         77,150      77,150  8.00%; 01/20/31                                            -         83,734          83,734
                                              TOTAL GNMA CERTIFICATES                       6,717,260     21,625,735      28,342,995

                                         TREASURY BONDS (13.97%)
                                          U.S. Treasury
   2,100,000      5,750,000   7,850,000    3.63%; 07/15/09 (8)                              2,133,552      5,841,868       7,975,420
           -      7,150,000   7,150,000    3.88%; 02/15/13                                          -      7,152,231       7,152,231
   1,100,000      5,200,000   6,300,000    4.00%; 02/15/14 (8)                              1,100,043      5,200,203       6,300,246
   1,000,000      6,500,000   7,500,000    4.75%; 05/15/14 (8)                              1,057,344      6,872,736       7,930,080
           -      4,000,000   4,000,000    4.88%; 02/15/12                                          -      4,286,720       4,286,720
   1,500,000      3,750,000   5,250,000    5.00%; 02/15/11                                  1,619,766      4,049,415       5,669,181
   2,505,000      7,965,000  10,470,000    5.38%; 02/15/31                                  2,720,763      8,651,049      11,371,812
           -      2,750,000   2,750,000    6.00%; 02/15/26                                          -      3,173,995       3,173,995
      25,000              -      25,000    6.13%; 08/15/29                                     29,520              -          29,520
   1,850,000      3,760,000   5,610,000    6.25%; 08/15/23                                  2,185,313      4,441,500       6,626,813
   1,310,000      2,945,000   4,255,000    6.25%; 05/15/30                                  1,575,275      3,541,362       5,116,637
   1,000,000      2,000,000   3,000,000    6.75%; 08/15/26                                  1,256,797      2,513,594       3,770,391
   1,770,000      1,990,000   3,760,000    7.50%; 11/15/16 (8)                              2,292,357      2,577,283       4,869,640
     760,000      2,600,000   3,360,000    8.00%; 11/15/21                                  1,054,648      3,608,007       4,662,655
                                          U.S. Treasury Inflation-Indexed Obligations
   1,128,138      2,563,950   3,692,088    2.00%; 01/15/14 (8)                              1,169,430      2,657,796       3,827,226
   3,827,424      7,834,259  11,661,683    3.38%; 01/15/07 (8)                              4,101,624      8,395,512      12,497,136
           -      2,395,360   2,395,360    3.50%; 01/15/11                                          -      2,740,347       2,740,347
           -      8,328,158   8,328,158    3.63%; 01/15/08                                          -      9,186,350       9,186,350
   2,542,078      5,199,705   7,741,783    3.88%; 01/15/09                                  2,884,165      5,899,429       8,783,594
   2,365,293              -   2,365,293    4.25%; 01/15/10                                  2,772,381              -       2,772,381
                                                TOTAL TREASURY BONDS                       27,952,978     90,789,397     118,742,375

                                         COMMON STOCKS (0.00%)
                                         COMPUTER SERVICES (0.00%)
       3,500              -       3,500   Decisionone (4) (7)                                       -              -               -
       2,054              -       2,054   Decisionone (4) (7)                                       -              -               -
       3,540              -       3,540   Decisionone (4) (7)                                       -              -               -
       2,100              -       2,100   Decisionone (4) (7)                                       -              -               -
                                                  TOTAL COMMON STOCKS                               -              -               -

                                         COMMERCIAL PAPER (15.75%)
                                         AEROSPACE & DEFENSE EQUIPMENT (0.65%)
                                          United Technologies
   5,500,000              -   5,500,000    1.85%; 11/01/04                                  5,500,000              -       5,500,000
                                         FINANCE-CONSUMER LOANS (1.29%)
                                          Investment in Joint Trading Account;
                                          Household Finance
  10,987,888              -  10,987,888    1.84%; 11/01/04                                 10,987,888              -      10,987,888
                                         FINANCE- MORTGAGE LOAN/BANKER (13.81%)
                                          Investment in Joint Trading Account;
                                          Federal Home Loan Bank
           -    117,415,707 117,415,707    1.69%; 11/01/04                                          -    117,415,707     117,415,707
                                                  TOTAL COMMOERCIAL PAPER                  16,487,888    117,415,707     133,903,595

                                         REPURCHASE AGREEMENTS (0.06%)
     505,968              -     505,968   Bear Stearns; 1.85%; dated 10/29/04 maturing
                                            11/01/04 (collateralized bu FNMA; $516,008
                                            11/17/11) (5)                                     505,890              -         505,890
                                          TOTAL REPURCHASE AGREEMENTS                         505,890              -         505,890

                                   TOTAL PORTFOLIO INVESTMENTS (115.64%)                  227,040,360    755,829,429     982,869,789

                                         Liabilities, net of cash,
                                           receivables and other assets (-15.64%)         (16,803,270)  (116,105,601)  (132,908,871)

                                        TOTAL NET ASSETS (100.00%)                      $ 210,237,090  $ 639,723,828   $ 849,960,918
                                                                                    ================================================

(1)  Variable rate.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,724,836 or 6.56% of net assets.
(3)  Security or a portion of the security was on loan at the end of the period.
(4)  Non-income producing security.
(5)  Security was purchased with the cash proceeds from securities loans.
(6) Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(7) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $6,000,000 or 0.71% of net assets.
(8) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $51,800,966 or 6.09% of net assets.


                     UNREALIZED APPRECIATION (DEPRECIATION)


  The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:


Unrealized Appreciation                          $ 5,271,484       $ 10,355,215       $ 15,626,699
Unrealized Depreciation                             (817,370)        (1,317,897)        (2,135,267)
Net Unrealized Appreciation (Depreciation)         4,454,114          9,037,318         13,491,432
Cost for federal income tax purposes           $ 222,586,246      $ 746,792,111      $ 969,378,357

 Principal  Bond & Mortgage                                                          Principal  Bond & Mortgage
   Bond        Securities                                                              Bond        Securities
 Fund, Inc.     Fund        Combined  Contract Type                                  Fund, Inc.     Fund        Combined
----------------------------------------------------------------------------------------------------------------------------------
           Notional Amount            SWAP AGREEMENTS                                           Unrealized Gain(Loss)
9,000,000    17,500,000    26,500,000 TOTAL RETURN SWAPS                            $  57,560     $111,922      $169,482
                                      Receive monthly a return equal to the Lehman
                                      ERISA Eligible CMBS Index and pay monthly a
                                      floating rate based on 1-month LIBOR less 45
                                      basis points with Morgan Stanley. Expires
                                      November 2004.


                                             INVESTMENTS BY SECTOR (UNAUDITED)

              Percentage of Total Value     Sector                                                      Value
------------------------------------------------------------------------------------------------------------------------------------

      17.65%         31.74%        28.49%   Government                           $ 40,082,597      $ 239,960,875      $ 280,043,472
      31.09          28.25         28.90    Mortgage Securities                    70,611,795        213,523,187        284,134,982
      17.02          10.91         12.32    Financial                              38,643,197         82,457,475        121,100,672
       6.49           5.88          6.02    Communications                         14,738,224         44,452,816         59,191,040
       4.66           5.23          5.10    Asset Backed Securities                10,571,543         39,526,937         50,098,480
       3.74           3.41          3.49    Energy                                  8,501,312         25,801,002         34,302,314
       3.83           3.38          3.49    Utilities                               8,691,662         25,575,427         34,267,089
       5.47           2.63          3.28    Industrial                             12,432,224         19,849,679         32,281,903
       2.87           3.21          3.13    Consumer, Non-Cyclical                  6,505,565         24,289,164         30,794,729
       3.67           2.87          3.06    Consumer, Cyclical                      8,338,028         21,723,676         30,061,704
       2.72           1.69          1.93    Basic Materials                         6,187,607         12,757,316         18,944,923
       0.69           0.63          0.64    Technology                              1,576,949          4,757,836          6,334,785
       0.07           0.15          0.13    Diversified                               159,657          1,154,039          1,313,696
       0.03           0.02          0.02    Swap Agreements                            57,560            111,922            169,482
                                                                  TOTAL         $ 227,097,920      $ 755,941,351      $ 983,039,271
                                                                             ===================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL
                           GOVERNMENT       GOVERNMENT                           COMBINED
                           SECURITIES       SECURITIES       PRO FORMA          GOVERNMENT
                        INCOME FUND, INC.      FUND       ADJUSTMENTS/(D)/    SECURITIES FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $366,237,346      $137,869,916     $       --        $504,107,262
                         ============      ============     ==========        ============
ASSETS
Investment in
 securities--at value.   $371,154,743/(c)/ $138,696,274     $       --        $509,851,017/(c)/
Cash..................         10,609           868,873             --             879,482
Receivables:
 Capital Shares sold..        125,406           109,060             --             234,466
 Dividends and
  interest............      1,520,045           514,606             --           2,034,651
 Investment securities
  sold................             --            23,544             --              23,544
Other assets..........         19,084                --             --              19,084
                         ------------      ------------     ----------        ------------
          Total Assets    372,829,887       140,212,357             --         513,042,244
LIABILITIES
Accrued management and
 investment advisory
 fees.................         27,750             9,108             --              36,858
Accrued administrative
 service fees.........             --               497             --                 497
Accrued distribution
 fees.................         10,634            10,245             --              20,879
Accrued directors'
 expense..............            331                --             --                 331
Accrued service fees..             --               625             --                 625
Accrued transfer and
 administrative fees..        106,117            51,060             --             157,177
Accrued other expenses         40,409            13,401             --              53,810
Payables:
 Capital Shares
  reacquired..........        200,161            34,166             --             234,327
 Investment securities
  purchased...........     32,396,406        20,846,625             --          53,243,031
 Reorganization costs.             --                --         81,378              81,378
Collateral obligation
 on securities loaned,
 at value.............     11,271,000                --             --          11,271,000
                         ------------      ------------     ----------        ------------
     Total Liabilities     44,052,808        20,965,727         81,378          65,099,913
                         ------------      ------------     ----------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $328,777,079      $119,246,630     $  (81,378)       $447,942,331
                         ============      ============     ==========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $331,623,698      $119,521,309     $       --        $451,145,007
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....        231,304            47,822        (81,378)            197,748
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (7,995,320)       (1,148,859)            --          (9,144,179)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      4,917,397           826,358             --           5,743,755
                         ------------      ------------     ----------        ------------
      Total Net Assets   $328,777,079      $119,246,630     $  (81,378)       $447,942,331
                         ============      ============     ==========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    125,000,000       225,000,000             --         225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $  2,979,374            N/A        $  2,979,374
  Shares issued and
 outstanding..........                          288,431                            288,431
  Net asset value per
 share................                     $      10.33                       $      10.33
                                           ============                       ============

Advisors Select: Net
 Assets...............            N/A      $  6,095,759            N/A        $  6,095,759
  Shares issued and
 outstanding..........                          590,247                            590,247
  Net asset value per
 share................                     $      10.33                       $      10.33
                                           ============                       ============

Class A: Net Assets...   $274,875,978               N/A     $  (62,563)       $274,813,415
  Shares issued and
 outstanding..........     24,173,959                        2,326,852          26,500,811
  Net asset value per
 share................   $      11.37                               --        $      10.37
  Maximum offering
 price per share /(a)/   $      11.94                               --        $      10.89
                         ============                               ==        ============

Class B: Net Assets...   $ 53,901,101               N/A     $  (18,815)       $ 53,882,286
  Shares issued and
 outstanding..........      4,768,574                          427,403           5,195,977
  Net asset value per
 share /(b)/..........   $      11.30                               --        $      10.37
                         ============                               ==        ============

Class J: Net Assets...            N/A      $101,936,674            N/A        $101,936,674
  Shares issued and
 outstanding..........                        9,800,360                          9,800,360
  Net asset value per
 share /(b)/..........                     $      10.40                       $      10.40
                                           ============                       ============

Institutional: Net
 Assets...............            N/A      $     10,119            N/A        $     10,119
  Shares issued and
 outstanding..........                              976                                976
  Net asset value per
 share................                     $      10.37                       $      10.37
                                           ============                       ============

Preferred: Net Assets.            N/A      $  7,084,334            N/A        $  7,084,334
  Shares issued and
 outstanding..........                          684,413                            684,413
  Net asset value per
 share................                     $      10.35                       $      10.35
                                           ============                       ============

Select: Net Assets....            N/A      $  1,140,370            N/A        $  1,140,370
  Shares issued and
 outstanding..........                          110,187                            110,187
  Net asset value per
 share................                     $      10.35                       $      10.35
                                           ============                       ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                            PRINCIPAL
                            GOVERNMENT      GOVERNMENT                       COMBINED
                            SECURITIES      SECURITIES     PRO FORMA        GOVERNMENT
                         INCOME FUND, INC.      FUND      ADJUSTMENTS     SECURITIES FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............     $15,917,314      $4,303,266   $      --         $20,220,580
 Securities lending...          23,421              --          --              23,421
                           -----------      ----------   ---------         -----------
          Total Income      15,940,735       4,303,266          --          20,244,001
Expenses:
 Management and
  investment advisory
  fees................       1,507,744         438,596    (127,916)/(A)/     1,818,424
 Distribution fees -
  Advisors Preferred..              --           5,871          --               5,871
 Distribution fees -
  Advisors Select.....              --          13,699          --              13,699
 Distribution fees -
  Class A.............         531,775              --          --             531,775
 Distribution fees -
  Class B.............         530,491              --          --             530,491
 Distribution fees -
  Class J.............              --         477,854          --             477,854
 Distribution fees -
  Select..............              --             926          --                 926
 Administrative
  service fees -
  Advisors Preferred..              --           3,523          --               3,523
 Administrative
  service fees -
  Advisors Select.....              --           9,133          --               9,133
 Administrative
  service fees -
  Preferred...........              --           6,850          --               6,850
 Administrative
  service fees -
  Select..............              --           1,203          --               1,203
 Registration fees -
  Class A.............          16,002              --          --              16,002
 Registration fees -
  Class B.............           9,958              --          --               9,958
 Registration fees -
  Class J.............              --          22,998          --              22,998
 Service fees -
  Advisors Preferred..              --           3,992          --               3,992
 Service fees -
  Advisors Select.....              --          11,416          --              11,416
 Service fees -
  Preferred...........              --           9,341          --               9,341
 Service fees - Select              --           1,389          --               1,389
 Shareholder reports -
  Class A.............          24,077              --          --              24,077
 Shareholder reports -
  Class B.............           7,237              --          --               7,237
 Shareholder reports -
  Class J.............              --          27,129          --              27,129
 Transfer and
  administrative fees
  - Class A...........         137,258              --          --             137,258
 Transfer and
  administrative fees
  - Class B...........          42,562              --          --              42,562
 Transfer and
  administrative fees
  - Class J...........              --         222,344          --             222,344
 Auditing and legal
  fees................          13,121              --     (13,121)/(B)/            --
 Custodian fees.......          14,743              --     (14,743)/(B)/            --
 Directors' expenses..          10,930              --     (10,930)/(B)/            --
 Registration fees....          31,000              --          --              31,000
 Transfer and
  administrative fees.         386,509              --      9,828/(B)/         396,337
 Other expenses.......          20,090              --     (20,090)/(B)/            --
 Other expenses -
  Class J.............              --             243          --                 243
                           -----------      ----------   ---------         -----------
        Total Expenses       3,283,497       1,256,507    (176,972)          4,363,032
                           -----------      ----------   ---------         -----------
 Net Investment Income
      (Operating Loss)      12,657,238       3,046,759     176,972          15,880,969

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      (1,150,972)        (26,231)         --          (1,177,203)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........       1,182,444         930,294          --           2,112,738
                            -----------      ----------   ---------         -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies          31,472         904,063          --             935,535
                            -----------      ----------   ---------         -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     $12,688,710      $3,950,822   $ 176,972         $16,816,504
                            ===========      ==========   =========         ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
    Principal                                                                            Principal
   Government                                                                           Government
   Securities     Government                                                            Securities     Government
  Income Fund,    Securities                                                           Income Fund,    Securities
      Inc.           Fund        Combined                                                  Inc.           Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------
                                            BONDS (18.09%)

                                            FEDERAL & FEDERALLY SPONSORED
                                            CREDIT(1.46%)
                                             Federal Farm Credit Bank
                                              2.63%; 9/17/07                           $  -           $ 1,481,808   $  1,481,808
-               1,500,000     1,500,000
                                              3.00%; 12/15/06
-               1,000,000     1,000,000                                                   -             1,000,415      1,000,415
                                              4.48%;
3,000,000       1,000,000     4,000,000     08/24/12                                      3,047,637     1,015,879      4,063,516
                                            FINANCE-MORTGAGE LOAN/BANKER
                                            (15.74%)
                                             Federal Home Loan Bank
                                            System
                                              1.88%;
4,000,000       3,000,000     7,000,000     06/15/06                                      3,950,080     2,962,560      6,912,640
                                              2.45%;
6,000,000       3,000,000     9,000,000     03/23/07                                      5,932,086     2,966,043      8,898,129
                                              2.50%;
6,000,000       -             6,000,000     03/15/06                                      5,994,096     -              5,994,096
                                              3.75%;
6,000,000       -             6,000,000     08/15/08                                      6,070,674     -              6,070,674
                                              5.80%; 09(2)08
-               2,500,000     2,500,000                                                   -             2,714,360      2,714,360
                                             Federal Home Loan
                                            Mortgage
                                              4.50%;
8,000,000       -             8,000,000     01/15/13                                      8,113,592     -              8,113,592
                                              4.63%;
3,000,000       1,000,000     4,000,000     05/28/13                                      2,997,078     999,026        3,996,104
                                              6.63%;
6,000,000       -             6,000,000     09/15/09                                      6,792,348     -              6,792,348
                                             Federal National Mortgage
                                            Association
                                              2.13%; 04/15/06
6,000,000       -             6,000,000     (1)                                           5,963,376     -              5,963,376
                                              2.25%; 05/15/06
-               1,000,000     1,000,000                                                   -             994,837        994,837
                                              2.63%;
4,000,000       -             4,000,000     11/15/06                                      3,986,700     -              3,986,700
                                              3.00%; 12/15/06
-               4,000,000     4,000,000                                                   -             3,982,020      3,982,020
                                              4.13%; 02/17/09
4,000,000       2,000,000     6,000,000     (2)                                           4,075,760     2,037,880      6,113,640
                                            FINANCE-OTHER SERVICES
                                            (0.89%)
                                             Private Export
                                            Funding
                                              3.38%;
3,000,000       1,000,000     4,000,000     02/15/09                                      2,988,453     996,151        3,984,604
                                                                                          ------------------------------------------
                                                                     TOTAL BONDS          59,911,880    21,150,979     81,062,859

                                            FEDERAL HOME LOAN MORTGAGE CORPORATION
                                            (FHLMC) CERTIFICATES (31.66%)
                                            3.50%; 09/15/07
5,000,000       4,000,000     9,000,000     (1)                                           5,065,350     4,052,280      9,117,630
                                            4.00%; 07/01/10
-               1,668,385     1,668,385                                                   -             1,668,158      1,668,158
                                            4.50%; 11/01/09
-               416,851       416,851                                                     -             423,034        423,034
                                            4.50%; 02/01/10
-               1,666,305     1,666,305                                                   -             1,691,404      1,691,404
                                            4.50%; 06/01/11
2,926,089       975,363       3,901,452                                                   2,968,383     989,461        3,957,844
                                            4.50%; 06/01/18
-               4,482,894     4,482,894                                                   -             4,506,636      4,506,636
                                            4.50%;
3,500,000       -             3,500,000     04/01/19                                      3,513,342     -              3,513,342
                                            4.50%; 11/01/19
10,000,000      -             10,000,000    (3)                                           10,025,000    -              10,025,000
                                            4.60%; 10/01/33 (2)
-               1,361,972     1,361,972                                                   -             1,352,533      1,352,533
                                            5.00%;
13,405,932      -             13,405,932    10/01/10                                      13,713,692    -              13,713,692
                                            5.00%;
9,422,105       -             9,422,105     05/01/11                                      9,636,844     -              9,636,844
                                            5.00%;
7,962,949       2,388,885     10,351,834    05/01/18                                      8,130,983     2,439,295      10,570,278
                                            5.00%; 12/01/18
-               3,402,795     3,402,795                                                   -             3,474,601      3,474,601
                                            5.00%; 12/01/32
-               1,528,225     1,528,225                                                   -             1,528,783      1,528,783
                                            5.00%; 08/01/33
-               4,623,495     4,623,495                                                   -             4,622,765      4,622,765
                                            5.00%;
9,990,299       2,997,090     12,987,389    09/01/34                                      9,972,247     2,991,674      12,963,921
                                            5.00%; 11/01/34 (3)
-               5,000,000     5,000,000                                                   -             4,984,375      4,984,375
                                            5.00%; 12/01/34 (3)
-               3,000,000     3,000,000                                                   -             2,983,125      2,983,125
                                            5.50%; 05/01/17
-               321,819       321,819                                                     -             333,605        333,605
                                            5.50%; 09/01/17
-               580,494       580,494                                                     -             601,751        601,751
                                            5.50%; 02/01/18
-               679,408       679,408                                                     -             704,288        704,288
                                            5.50%; 12/01/18
-               19,473        19,473                                                      -             19,867         19,867
                                            5.50%; 01/01/29
-               48,284        48,284                                                      -             49,355         49,355
                                            5.50%; 03/01/29
-               20,405        20,405                                                      -             20,863         20,863
                                            5.50%; 05/01/33
-               989,163       989,163                                                     -             1,009,276      1,009,276
                                            5.50%; 10/01/33
-               482,094       482,094                                                     -             491,896        491,896
                                            5.50%;
8,863,852       -             8,863,852     12/01/33                                      9,044,081     -              9,044,081
                                            5.50%; 11/01/34
5,500,000       6,000,000     11,500,000    (3)                                           5,601,409     6,110,628      11,712,037
                                            5.50%; 12/01/34
6,500,000       2,500,000     9,000,000     (3)                                           6,603,597     2,539,845      9,143,442
                                            6.00%; 12/01/16
-               84,910        84,910                                                      -             89,150         89,150
                                            6.00%; 03/01/17
-               240,316       240,316                                                     -             252,333        252,333
                                            6.00%; 06/01/28
-               189,288       189,288                                                     -             196,474        196,474
                                            6.00%; 10/01/31
-               96,266        96,266                                                      -             99,801         99,801
                                            6.00%; 02/01/32
-               231,925       231,925                                                     -             240,440        240,440
                                            6.00%; 01/01/33
-               1,754,681     1,754,681                                                   -             1,819,210      1,819,210
                                            6.00%; 02/01/33
-               1,508,781     1,508,781                                                   -             1,563,999      1,563,999
                                            6.50%; 06/01/17
-               546,160       546,160                                                     -             578,737        578,737
                                            6.50%; 07/01/19
-               25,328        25,328                                                      -             26,770         26,770
                                            6.50%; 08/01/22
-               869,923       869,923                                                     -             918,733        918,733
                                            6.50%; 03/01/29
-               116,553       116,553                                                     -             122,759        122,759
                                            6.50%; 06/01/31
-               16,434        16,434                                                      -             17,300         17,300
                                            6.50%; 02/01/32
-               130,075       130,075                                                     -             136,890        136,890
                                            6.50%; 02/01/32
-               261,347       261,347                                                     -             275,132        275,132
                                            6.50%; 04/01/32
-               200,012       200,012                                                     -             210,491        210,491
                                            6.50%; 08/01/32
-               632,468       632,468                                                     -             665,606        665,606
                                            6.50%; 08/01/32
-               267,230       267,230                                                     -             281,231        281,231
                                            7.00%; 01/01/31
-               35,698        35,698                                                      -             37,937         37,937
                                            7.50%; 12/01/30
-               47,335        47,335                                                      -             50,836         50,836
                                            7.50%; 02/01/31
-               36,215        36,215                                                      -             38,894         38,894
                                            7.50%; 04/01/32
-               270,263       270,263                                                     -             289,916        289,916
                                            8.00%; 08/01/30
-               10,757        10,757                                                      -             11,683         11,683
                                            8.00%; 11/01/30
-               32,634        32,634                                                      -             35,442         35,442
                                                                                          ------------------------------------------
                                                        TOTAL FHLMC CERTIFICATES
                                                                                          84,274,928    57,549,262     141,824,190
                                            FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                            (FNMA) CERTIFICATES (14.21%)
                                            4.00%; 09/01/18
-               1,794,689     1,794,689                                                   -             1,765,869      1,765,869
                                            4.50%; 08/01/09
-               587,796       587,796                                                     -             595,978        595,978
                                            4.50%; 03/01/10
-               234,160       234,160                                                     -             237,472        237,472
                                            4.59%; 02/01/33 (2)
-               5,990,164     5,990,164                                                   -             6,122,468      6,122,468
                                            4.73%; 12/01/33 (2)
-               928,242       928,242                                                     -             933,147        933,147
                                            5.00%; 01/01/18
-               1,143,782     1,143,782                                                   -             1,168,800      1,168,800
                                            5.00%; 04/01/19
-               2,884,315     2,884,315                                                   -             2,947,228      2,947,228
                                            5.00%;
6,348,369       -             6,348,369     12/01/10                                      6,486,142     -              6,486,142
                                            5.00%; 10/01/33 (2)
-               806,539       806,539                                                     -             816,599        816,599
                                            5.20%; 12/01/33 (2)
-               1,636,950     1,636,950                                                   -             1,659,052      1,659,052
                                            5.50%; 09/01/17
-               870,069       870,069                                                     -             902,584        902,584
                                            5.50%; 09/01/17
-               203,176       203,176                                                     -             210,769        210,769
                                            5.50%; 03/01/18
-               759,219       759,219                                                     -             787,591        787,591
                                            5.50%; 06/01/19
-               283,754       283,754                                                     -             294,200        294,200
                                            5.50%; 06/01/19
-               262,658       262,658                                                     -             272,327        272,327
                                            5.50%; 07/01/19
-               764,610       764,610                                                     -             792,757        792,757
                                            5.50%; 07/01/19
-               554,981       554,981                                                     -             575,412        575,412
                                            5.50%; 07/01/19
-               112,475       112,475                                                     -             116,615        116,615
                                            5.50%; 07/01/19
-               278,050       278,050                                                     -             288,286        288,286
                                            5.50%; 07/01/19
-               314,736       314,736                                                     -             326,323        326,323
                                            5.50%; 08/01/19
-               1,305,526     1,305,526                                                   -             1,353,586      1,353,586
                                            5.50%; 08/01/19
-               122,816       122,816                                                     -             127,338        127,338
                                            5.50%; 09/01/19
-               1,000,100     1,000,100                                                   -             1,036,916      1,036,916
                                            5.50%; 09/01/33
-               4,516,286     4,516,286                                                   -             4,607,438      4,607,438
                                            5.50%;
6,855,292       2,937,982     9,793,274     06/01/34                                      6,989,587     2,995,537      9,985,124
                                            6.00%; 04/01/09
-               45,153        45,153                                                      -             47,681         47,681
                                            6.00%; 05/01/09
-               208,984       208,984                                                     -             220,666        220,666
                                            6.00%; 01/01/17
-               236,794       236,794                                                     -             248,617        248,617
                                            6.00%; 04/01/17
-               246,767       246,767                                                     -             259,116        259,116
                                            6.00%; 12/01/22
-               423,716       423,716                                                     -             441,982        441,982
                                            6.00%; 12/01/31
-               101,525       101,525                                                     -             105,431        105,431
                                            6.00%; 12/01/31
-               268,246       268,246                                                     -             278,566        278,566
                                            6.00%; 11/01/32
-               342,580       342,580                                                     -             355,759        355,759
                                            6.00%; 11/01/34
10,000,000      4,200,000     14,200,000    (3)                                           10,365,620    4,353,560      14,719,180
                                            6.50%; 04/01/10
-               43,669        43,669                                                      -             46,396         46,396
                                            6.50%; 06/01/16
-               83,484        83,484                                                      -             88,584         88,584
                                            6.50%; 09/01/31
-               239,745       239,745                                                     -             252,578        252,578
                                            6.50%; 12/01/31
-               72,322        72,322                                                      -             76,193         76,193
                                            6.50%; 04/01/32
-               126,431       126,431                                                     -             133,163        133,163
                                            6.50%; 06/01/32
-               489,809       489,809                                                     -             515,888        515,888
                                            7.00%; 05/01/22
-               273,019       273,019                                                     -             291,129        291,129
                                            7.00%; 02/01/32
-               72,956        72,956                                                      -             77,531         77,531
                                            7.00%; 02/01/32
-               73,647        73,647                                                      -             78,239         78,239
                                            7.00%; 02/01/32
-               142,485       142,485                                                     -             151,422        151,422
                                            7.00%; 04/01/32
-               291,057       291,057                                                     -             309,204        309,204
                                            7.50%; 01/01/31
-               26,370        26,370                                                      -             28,281         28,281
                                            7.50%; 05/01/31
-               48,945        48,945                                                      -             52,493         52,493
                                            7.50%; 08/01/32
-               427,728       427,728                                                     -             458,205        458,205
                                                                                          ------------------------------------------
                                                         TOTAL FNMA CERTIFICATES          23,841,349    39,804,976     63,646,325

                                            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                            (GNMA) CERTIFICATES (38.44%)
                                            2.88%; 10/20/30
7,611,865       -             7,611,865     (2)                                           7,619,439     -              7,619,439
                                            5.00%;
17,276,047      -             17,276,047    05/20/33                                      17,332,885    -              17,332,885
                                            5.00%;
4,789,465       -             4,789,465     08/15/33                                      4,817,197     -              4,817,197
                                            5.00%;
8,133,506       -             8,133,506     08/15/33                                      8,180,599     -              8,180,599
                                            5.50%;
87,449          -             87,449        12/15/13                                      91,536        -              91,536
                                            5.50%;
399,429         -             399,429       01/15/14                                      417,860       -              417,860
                                            5.50%;
329,218         -             329,218       01/15/14                                      344,408       -              344,408
                                            5.50%;
227,056         -             227,056       02/15/14                                      237,533       -              237,533
                                            5.50%;
388,388         -             388,388       03/15/14                                      406,309       -              406,309
                                            5.50%;
285,631         -             285,631       07/20/14                                      297,922       -              297,922
                                            5.50%;
3,570,542       -             3,570,542     03/15/33                                      3,660,649     -              3,660,649
                                            5.50%;
3,321,474       664,295       3,985,769     04/15/33                                      3,405,294     681,059        4,086,353
                                            5.50%;
5,832,800       1,296,178     7,128,978     04/15/33                                      5,983,193     1,329,598      7,312,791
                                            5.50%;
23,749,590      -             23,749,590    05/15/33                                      24,348,934    -              24,348,934
                                            5.50%; 06/15/33
-               727,039       727,039                                                     -             745,387        745,387
                                            5.50%;
21,068,045      -             21,068,045    07/20/33                                      21,560,110    -              21,560,110
                                            6.00%;
2,025,453       -             2,025,453     03/15/17                                      2,136,091     -              2,136,091
                                            6.00%;
895,845         -             895,845       10/15/23                                      939,004       -              939,004
                                            6.00%;
7,421,983       -             7,421,983     10/15/23                                      7,779,552     -              7,779,552
                                            6.00%;
414,482         -             414,482       11/15/23                                      434,450       -              434,450
                                            6.00%;
196,660         -             196,660       11/15/23                                      206,134       -              206,134
                                            6.00%;
178,754         -             178,754       12/15/23                                      187,366       -              187,366
                                            6.00%;
164,876         -             164,876       12/15/23                                      172,819       -              172,819
                                            6.00%;
15,660          -             15,660        12/15/23                                      16,415        -              16,415
                                            6.00%;
301,921         -             301,921       01/15/24                                      316,144       -              316,144
                                            6.00%;
186,837         -             186,837       01/15/24                                      195,639       -              195,639
                                            6.00%;
300,196         -             300,196       01/15/24                                      314,338       -              314,338
                                            6.00%;
115,321         -             115,321       01/20/24                                      120,610       -              120,610
                                            6.00%;
153,379         -             153,379       02/15/24                                      160,605       -              160,605
                                            6.00%;
220,381         -             220,381       02/15/24                                      230,763       -              230,763
                                            6.00%;
208,289         -             208,289       02/15/24                                      218,102       -              218,102
                                            6.00%;
166,699         -             166,699       03/15/24                                      174,552       -              174,552
                                            6.00%;
104,617         -             104,617       04/15/24                                      109,545       -              109,545
                                            6.00%;
185,641         -             185,641       04/20/24                                      194,154       -              194,154
                                            6.00%;
222,865         -             222,865       05/20/24                                      233,085       -              233,085
                                            6.00%;
116,166         -             116,166       05/20/24                                      121,493       -              121,493
                                            6.00%;
97,949          -             97,949        10/20/24                                      102,441       -              102,441
                                            6.00%;
165,547         -             165,547       09/20/25                                      173,001       -              173,001
                                            6.00%;
89,898          -             89,898        11/20/25                                      93,945        -              93,945
                                            6.00%;
215,727         -             215,727       03/20/26                                      225,196       -              225,196
                                            6.00%;
1,746,732       -             1,746,732     04/20/26                                      1,823,397     -              1,823,397
                                            6.00%;
131,944         -             131,944       05/20/26                                      137,735       -              137,735
                                            6.00%;
186,053         -             186,053       06/20/26                                      194,220       -              194,220
                                            6.00%; 10/20/28
-               137,210       137,210                                                     -             143,116        143,116
                                            6.00%;
3,400,006       -             3,400,006     12/15/31                                      3,545,401     -              3,545,401
                                            6.00%;
5,070,640       -             5,070,640     07/15/32                                      5,284,950     -              5,284,950
                                            6.00%;
815,639         -             815,639       08/15/32                                      850,112       -              850,112
                                            6.00%;
759,942         -             759,942       09/15/32                                      792,061       -              792,061
                                            6.00%;
2,707,077       -             2,707,077     10/15/32                                      2,821,491     -              2,821,491
                                            6.00%; 02/15/33
-               336,001       336,001                                                     -             349,876        349,876
                                            6.50%;
81,989          -             81,989        07/15/08                                      86,856        -              86,856
                                            6.50%;
55,986          -             55,986        07/15/08                                      59,310        -              59,310
                                            6.50%;
72,939          -             72,939        07/15/08                                      77,269        -              77,269
                                            6.50%;
121,620         -             121,620       10/15/08                                      128,841       -              128,841
                                            6.50%;
66,786          -             66,786        01/15/09                                      71,037        -              71,037
                                            6.50%;
99,759          -             99,759        03/15/09                                      105,681       -              105,681
                                            6.50%;
1,208,583       -             1,208,583     07/15/16                                      1,289,062     -              1,289,062
                                            6.50%;
500,397         -             500,397       07/15/16                                      533,718       -              533,718
                                            6.50%;
91,400          -             91,400        09/15/23                                      97,358        -              97,358
                                            6.50%;
129,809         -             129,809       09/15/23                                      138,271       -              138,271
                                            6.50%;
108,550         -             108,550       09/15/23                                      115,626       -              115,626
                                            6.50%;
127,262         -             127,262       09/15/23                                      135,558       -              135,558
                                            6.50%;
134,135         -             134,135       10/15/23                                      142,878       -              142,878
                                            6.50%;
166,157         -             166,157       10/15/23                                      176,988       -              176,988
                                            6.50%;
215,263         -             215,263       10/15/23                                      229,296       -              229,296
                                            6.50%;
84,731          -             84,731        10/15/23                                      90,254        -              90,254
                                            6.50%;
104,807         -             104,807       10/15/23                                      111,639       -              111,639
                                            6.50%;
89,849          -             89,849        10/15/23                                      95,706        -              95,706
                                            6.50%;
88,627          -             88,627        11/15/23                                      94,405        -              94,405
                                            6.50%;
105,157         -             105,157       11/15/23                                      112,011       -              112,011
                                            6.50%;
315,691         -             315,691       12/15/23                                      336,271       -              336,271
                                            6.50%;
330,428         -             330,428       12/15/23                                      351,968       -              351,968
                                            6.50%;
174,408         -             174,408       12/15/23                                      185,777       -              185,777
                                            6.50%;
101,891         -             101,891       12/15/23                                      108,533       -              108,533
                                            6.50%;
18,137          -             18,137        12/15/23                                      19,320        -              19,320
                                            6.50%;
99,280          -             99,280        12/15/23                                      105,752       -              105,752
                                            6.50%;
158,270         -             158,270       01/15/24                                      168,439       -              168,439
                                            6.50%;
82,726          -             82,726        01/15/24                                      88,041        -              88,041
                                            6.50%;
197,181         -             197,181       01/15/24                                      209,850       -              209,850
                                            6.50%;
98,576          -             98,576        01/15/24                                      104,909       -              104,909
                                            6.50%;
155,115         -             155,115       01/15/24                                      165,082       -              165,082
                                            6.50%;
142,048         -             142,048       01/15/24                                      151,174       -              151,174
                                            6.50%;
93,168          -             93,168        01/15/24                                      99,154        -              99,154
                                            6.50%;
381,951         -             381,951       01/15/24                                      406,492       -              406,492
                                            6.50%;
87,944          -             87,944        01/15/24                                      93,595        -              93,595
                                            6.50%;
148,958         -             148,958       01/15/24                                      158,529       -              158,529
                                            6.50%;
117,265         -             117,265       01/15/24                                      124,800       -              124,800
                                            6.50%;
116,471         -             116,471       03/15/24                                      123,954       -              123,954
                                            6.50%;
181,190         -             181,190       04/15/24                                      192,832       -              192,832
                                            6.50%;
90,393          -             90,393        04/15/24                                      96,201        -              96,201
                                            6.50%;
113,195         -             113,195       04/20/24                                      120,115       -              120,115
                                            6.50%;
471,742         -             471,742       07/15/24                                      502,494       -              502,494
                                            6.50%;
77,684          -             77,684        09/20/25                                      82,355        -              82,355
                                            6.50%;
157,681         -             157,681       10/15/25                                      167,654       -              167,654
                                            6.50%;
462,501         -             462,501       12/20/25                                      490,308       -              490,308
                                            6.50%;
103,153         -             103,153       01/15/26                                      109,583       -              109,583
                                            6.50%;
170,798         -             170,798       02/20/26                                      180,912       -              180,912
                                            6.50%;
109,235         -             109,235       03/15/26                                      116,044       -              116,044
                                            6.50%;
113,217         -             113,217       03/15/26                                      120,274       -              120,274
                                            6.50%;
175,719         -             175,719       03/20/26                                      186,124       -              186,124
                                            6.50%;
87,341          -             87,341        07/20/26                                      92,513        -              92,513
                                            6.50%;
141,300         -             141,300       08/20/26                                      149,667       -              149,667
                                            6.50%;
64,642          -             64,642        03/20/27                                      68,423        -              68,423
                                            6.50%;
144,673         -             144,673       02/15/28                                      153,435       -              153,435
                                            6.50%;
295,071         -             295,071       02/15/28                                      312,942       -              312,942
                                            6.50%; 10/20/28
-               125,174       125,174                                                     -             132,365        132,365
                                            6.50%; 06/15/31
-               24,284        24,284                                                      -             25,723         25,723
                                            6.50%;
525,787         35,052        560,839       07/15/31                                      556,941       37,129         594,070
                                            6.50%; 10/15/31
-               163,400       163,400                                                     -             173,082        173,082
                                            6.50%; 10/15/31
-               178,636       178,636                                                     -             189,220        189,220
                                            6.50%;
1,619,557       -             1,619,557     04/15/32                                      1,715,537     -              1,715,537
                                            6.50%; 07/15/32
-               313,586       313,586                                                     -             332,170        332,170
                                            6.50%;
1,322,114       -             1,322,114     08/20/33                                      1,395,126     -              1,395,126
                                            7.00%;
270,592         -             270,592       10/15/22                                      290,530       -              290,530
                                            7.00%;
50,397          -             50,397        10/15/22                                      54,110        -              54,110
                                            7.00%;
117,157         -             117,157       11/15/22                                      125,790       -              125,790
                                            7.00%;
75,036          -             75,036        11/15/22                                      80,565        -              80,565
                                            7.00%;
281,248         -             281,248       11/15/22                                      301,971       -              301,971
                                            7.00%;
170,196         -             170,196       11/15/22                                      182,736       -              182,736
                                            7.00%;
227,221         -             227,221       11/15/22                                      243,963       -              243,963
                                            7.00%;
101,321         -             101,321       12/15/22                                      108,786       -              108,786
                                            7.00%;
308,611         -             308,611       12/15/22                                      331,351       -              331,351
                                            7.00%;
153,973         -             153,973       12/15/22                                      165,319       -              165,319
                                            7.00%;
62,443          -             62,443        01/15/23                                      67,024        -              67,024
                                            7.00%;
111,561         -             111,561       01/15/23                                      119,746       -              119,746
                                            7.00%;
54,494          -             54,494        01/15/23                                      58,493        -              58,493
                                            7.00%;
127,608         -             127,608       01/15/23                                      136,971       -              136,971
                                            7.00%;
77,790          -             77,790        01/15/23                                      83,497        -              83,497
                                            7.00%;
102,523         -             102,523       01/15/23                                      110,046       -              110,046
                                            7.00%;
75,908          -             75,908        01/15/23                                      81,478        -              81,478
                                            7.00%;
620,907         -             620,907       02/15/23                                      666,465       -              666,465
                                            7.00%;
108,269         -             108,269       03/15/23                                      116,213       -              116,213
                                            7.00%;
60,255          -             60,255        04/15/23                                      64,676        -              64,676
                                            7.00%;
49,726          -             49,726        07/15/23                                      53,375        -              53,375
                                            7.00%;
79,808          -             79,808        07/15/23                                      85,664        -              85,664
                                            7.00%;
54,932          -             54,932        07/15/23                                      58,962        -              58,962
                                            7.00%;
208,375         -             208,375       07/15/23                                      223,665       -              223,665
                                            7.00%;
130,691         -             130,691       07/15/23                                      140,280       -              140,280
                                            7.00%;
37,857          -             37,857        08/15/23                                      40,635        -              40,635
                                            7.00%;
123,301         -             123,301       08/15/23                                      132,348       -              132,348
                                            7.00%;
71,115          -             71,115        08/15/23                                      76,333        -              76,333
                                            7.00%;
83,625          -             83,625        09/15/23                                      89,761        -              89,761
                                            7.00%;
99,122          -             99,122        10/15/23                                      106,395       -              106,395
                                            7.00%;
100,569         -             100,569       12/15/23                                      107,948       -              107,948
                                            7.00%;
118,129         -             118,129       12/15/23                                      126,796       -              126,796
                                            7.00%;
88,882          -             88,882        01/15/26                                      95,208        -              95,208
                                            7.00%;
67,901          -             67,901        04/15/26                                      72,734        -              72,734
                                            7.00%;
97,328          -             97,328        05/15/26                                      104,255       -              104,255
                                            7.00%;
173,512         -             173,512       12/15/26                                      185,943       -              185,943
                                            7.00%;
85,528          -             85,528        01/15/27                                      91,503        -              91,503
                                            7.00%;
43,421          -             43,421        03/15/27                                      46,455        -              46,455
                                            7.00%;
250,184         -             250,184       11/15/27                                      267,663       -              267,663
                                            7.00%;
240,345         -             240,345       12/15/27                                      257,137       -              257,137
                                            7.00%;
196,938         -             196,938       12/15/27                                      210,697       -              210,697
                                            7.00%;
195,918         -             195,918       12/15/27                                      209,606       -              209,606
                                            7.00%;
77,365          -             77,365        03/15/28                                      82,685        -              82,685
                                            7.00%;
103,351         -             103,351       04/15/28                                      110,459       -              110,459
                                            7.00%;
138,041         -             138,041       04/15/28                                      147,535       -              147,535
                                            7.00%;
249,774         -             249,774       04/15/28                                      266,952       -              266,952
                                            7.00%;
279,467         -             279,467       05/15/28                                      298,687       -              298,687
                                            7.00%;
433,902         -             433,902       02/15/29                                      463,454       -              463,454
                                            7.00%;
499,981         -             499,981       04/15/29                                      534,034       -              534,034
                                            7.00%;
759,129         -             759,129       05/15/31                                      810,550       -              810,550
                                            7.00%;
378,248         -             378,248       05/15/31                                      403,869       -              403,869
                                            7.00%;
922,043         120,590       1,042,633     05/15/31                                      984,632       128,776        1,113,408
                                            7.00%;
1,676,912       -             1,676,912     06/15/31                                      1,790,671     -              1,790,671
                                            7.00%; 07/15/31
-               4,728         4,728                                                       -             5,049          5,049
                                            7.00%; 07/15/31
-               31,870        31,870                                                      -             34,029         34,029
                                            7.00%;
1,352,444       -             1,352,444     09/15/31                                      1,444,279     -              1,444,279
                                            7.00%; 09/15/31
-               46,038        46,038                                                      -             49,156         49,156
                                            7.00%; 02/15/32
-               32,391        32,391                                                      -             34,582         34,582
                                            7.25%;
290,770         -             290,770       09/15/25                                      312,726       -              312,726
                                            7.25%;
39,480          -             39,480        09/15/25                                      42,461        -              42,461
                                            7.25%;
25,969          -             25,969        09/15/25                                      27,930        -              27,930
                                            7.25%;
96,554          -             96,554        10/15/25                                      103,845       -              103,845
                                            7.50%;
21,200          -             21,200        04/15/17                                      22,938        -              22,938
                                            7.50%;
156,160         -             156,160       04/15/17                                      168,961       -              168,961
                                            7.50%;
103,325         -             103,325       04/15/17                                      111,795       -              111,795
                                            7.50%;
35,807          -             35,807        05/15/17                                      38,743        -              38,743
                                            7.50%;
19,424          -             19,424        05/15/17                                      21,017        -              21,017
                                            7.50%;
47,142          -             47,142        07/15/18                                      51,030        -              51,030
                                            7.50%;
40,390          -             40,390        12/15/21                                      43,780        -              43,780
                                            7.50%;
46,397          -             46,397        12/15/21                                      50,290        -              50,290
                                            7.50%;
51,314          -             51,314        12/15/21                                      55,621        -              55,621
                                            7.50%;
79,652          -             79,652        02/15/22                                      86,413        -              86,413
                                            7.50%;
27,071          -             27,071        03/15/22                                      29,369        -              29,369
                                            7.50%;
25,455          -             25,455        03/15/22                                      27,615        -              27,615
                                            7.50%;
38,618          -             38,618        03/15/22                                      41,896        -              41,896
                                            7.50%;
27,908          -             27,908        04/15/22                                      30,277        -              30,277
                                            7.50%;
41,597          -             41,597        04/15/22                                      45,127        -              45,127
                                            7.50%;
45,307          -             45,307        04/15/22                                      49,152        -              49,152
                                            7.50%;
44,718          -             44,718        04/15/22                                      48,514        -              48,514
                                            7.50%;
44,589          -             44,589        04/15/22                                      48,374        -              48,374
                                            7.50%;
16,516          -             16,516        04/15/22                                      17,917        -              17,917
                                            7.50%;
115,958         -             115,958       05/15/22                                      125,800       -              125,800
                                            7.50%;
28,457          -             28,457        07/15/22                                      30,872        -              30,872
                                            7.50%;
144,480         -             144,480       07/15/22                                      156,743       -              156,743
                                            7.50%;
13,619          -             13,619        08/15/22                                      14,775        -              14,775
                                            7.50%;
27,259          -             27,259        08/15/22                                      29,573        -              29,573
                                            7.50%;
40,860          -             40,860        08/15/22                                      44,328        -              44,328
                                            7.50%;
76,586          -             76,586        08/15/22                                      83,087        -              83,087
                                            7.50%;
41,323          -             41,323        08/15/22                                      44,830        -              44,830
                                            7.50%;
59,761          -             59,761        08/15/22                                      64,834        -              64,834
                                            7.50%;
40,742          -             40,742        08/15/22                                      44,200        -              44,200
                                            7.50%;
39,037          -             39,037        08/15/22                                      42,350        -              42,350
                                            7.50%;
181,142         -             181,142       08/15/22                                      196,517       -              196,517
                                            7.50%;
78,652          -             78,652        08/15/22                                      85,328        -              85,328
                                            7.50%;
120,366         -             120,366       08/15/22                                      130,582       -              130,582
                                            7.50%;
10,192          -             10,192        08/15/22                                      11,058        -              11,058
                                            7.50%;
86,415          -             86,415        11/15/22                                      93,749        -              93,749
                                            7.50%;
46,613          -             46,613        02/15/23                                      50,548        -              50,548
                                            7.50%;
62,386          -             62,386        02/15/23                                      67,653        -              67,653
                                            7.50%;
21,012          -             21,012        02/15/23                                      22,786        -              22,786
                                            7.50%;
65,353          -             65,353        05/15/23                                      70,870        -              70,870
                                            7.50%;
72,746          -             72,746        05/15/23                                      78,888        -              78,888
                                            7.50%;
23,409          -             23,409        05/15/23                                      25,385        -              25,385
                                            7.50%;
10,952          -             10,952        05/15/23                                      11,876        -              11,876
                                            7.50%;
93,153          -             93,153        05/15/23                                      101,018       -              101,018
                                            7.50%;
49,720          -             49,720        06/15/23                                      53,918        -              53,918
                                            7.50%;
46,221          -             46,221        08/15/23                                      50,123        -              50,123
                                            7.50%;
39,385          -             39,385        09/15/23                                      42,710        -              42,710
                                            7.50%;
47,257          -             47,257        10/15/23                                      51,246        -              51,246
                                            7.50%;
212,549         -             212,549       11/15/23                                      230,493       -              230,493
                                            7.50%;
57,071          -             57,071        01/15/24                                      61,746        -              61,746
                                            7.50%;
12,734          -             12,734        06/15/24                                      13,777        -              13,777
                                            7.50%;
29,552          -             29,552        08/15/24                                      31,973        -              31,973
                                            7.50%;
122,423         -             122,423       12/15/25                                      132,286       -              132,286
                                            7.50%;
29,407          -             29,407        02/15/27                                      31,742        -              31,742
                                            7.50%;
171,351         -             171,351       03/15/27                                      184,957       -              184,957
                                            7.50%;
69,456          -             69,456        04/15/27                                      74,971        -              74,971
                                            7.50%;
176,221         -             176,221       05/15/27                                      190,214       -              190,214
                                            7.50%;
60,081          -             60,081        05/15/27                                      64,851        -              64,851
                                            7.50%;
41,447          -             41,447        06/15/27                                      44,738        -              44,738
                                            7.50%;
80,482          -             80,482        06/15/27                                      86,873        -              86,873
                                            7.50%;
574,575         -             574,575       08/15/29                                      618,890       -              618,890
                                            7.50%;
391,887         -             391,887       09/15/29                                      422,112       -              422,112
                                            7.50%;
1,229,908       -             1,229,908     08/15/30                                      1,324,710     -              1,324,710
                                            7.50%;
335,210         -             335,210       10/15/30                                      361,018       -              361,018
                                            7.50%; 11/15/30
-               57,974        57,974                                                      -             62,438         62,438
                                            7.50%;
763,811         -             763,811       12/15/30                                      822,619       -              822,619
                                            7.50%;
365,894         -             365,894       12/15/30                                      394,065       -              394,065
                                            7.50%; 01/15/31
-               11,820        11,820                                                      -             12,730         12,730
                                            7.50%;
384,114         -             384,114       05/15/31                                      413,705       -              413,705
                                            8.00%;
124,174         -             124,174       08/15/16                                      136,122       -              136,122
                                            8.00%;
12,172          -             12,172        09/15/16                                      13,344        -              13,344
                                            8.00%;
34,639          -             34,639        11/15/16                                      37,973        -              37,973
                                            8.00%;
36,654          -             36,654        12/15/16                                      40,181        -              40,181
                                            8.00%;
95,717          -             95,717        04/15/17                                      105,448       -              105,448
                                            8.00%;
203,457         -             203,457       04/15/17                                      224,140       -              224,140
                                            8.00%;
19,200          -             19,200        04/15/17                                      21,152        -              21,152
                                            8.00%;
32,106          -             32,106        04/15/17                                      35,370        -              35,370
                                            8.00%;
56,069          -             56,069        04/15/17                                      61,770        -              61,770
                                            8.00%;
78,483          -             78,483        04/15/17                                      86,462        -              86,462
                                            8.00%;
45,890          -             45,890        05/15/17                                      50,556        -              50,556
                                            8.00%;
25,738          -             25,738        05/15/17                                      28,354        -              28,354
                                            8.00%;
32,792          -             32,792        06/15/17                                      36,126        -              36,126
                                            8.00%;
38,632          -             38,632        06/15/17                                      42,559        -              42,559
                                            8.00%;
63,832          -             63,832        06/15/17                                      70,322        -              70,322
                                            8.00%;
59,830          -             59,830        06/15/17                                      65,913        -              65,913
                                            8.00%;
31,137          -             31,137        07/15/17                                      34,303        -              34,303
                                            8.00%;
31,761          -             31,761        04/15/21                                      34,979        -              34,979
                                            8.00%;
7,078           -             7,078         11/15/21                                      7,795         -              7,795
                                            8.00%;
131,127         -             131,127       02/15/22                                      144,381       -              144,381
                                            8.00%;
351,651         -             351,651       12/15/29                                      383,558       -              383,558
                                            8.00%;
243,060         -             243,060       10/15/30                                      265,070       -              265,070
                                            8.00%;
579,408         96,568        675,976       12/15/30                                      631,876       105,313        737,189
                                            8.00%;
59,971          -             59,971        04/15/31                                      65,389        -              65,389
                                                                                      ----------------------------------------------
                                                         TOTAL GNMA CERTIFICATES         167,652,784   4,570,798      172,223,582

                                            COMMERCIAL PAPER (8.88%)

                                            FINANCE-MORTGAGE LOAN/BANKER (8.88%)
                                             Federal Home Loan Mortgage
                                              1.53%;
10,000,000      4,000,000     14,000,000    11/08/04                                      9,997,025     3,998,810      13,995,835
                                             Federal National Mortgage Association
                                              1.75%;
5,000,000       4,000,000     9,000,000     11/15/04                                      4,996,597     3,997,278      8,993,875
                                              1.79%;
5,000,000       5,000,000     10,000,000    11/19/04                                      4,995,525     4,995,525      9,991,050
                                             Investment in Joint Trading Account;
                                            Federal Home Loan Bank
                                              1.69%;
4,213,655       2,628,646     6,842,301     11/01/04                                      4,213,655     2,628,646      6,842,301
                                                                                      ----------------------------------------------
                                                          TOTAL COMMERCIAL PAPER         24,202,802    15,620,259     39,823,061

                                            REPURCHASE AGREEMENTS (2.52%)
                                             Goldman Sachs; 1.75%; dated 10/29/04
                                             maturing 11/01/04
11,282,644      -            11,282,644    (collateralized by U.S. Treasuries;
                                            $11,368,615; 11/18/04 - 01/15/12)(4)         11,271,000    -              11,271,000
                                                                                      ----------------------------------------------
                                                     TOTAL REPURCHASE AGREEMENTS         11,271,000    -              11,271,000

                                           TOTAL PORTFOLIO INVESTMENTS (113.80%)        371,154,743   138,696,274    509,851,017

                                            Liabilities, net of cash, receivables
                                                and other assets (-13.80%)              (42,377,664)  (19,449,644)   (61,827,308)
                                                                                      ----------------------------------------------
                                                      TOTAL NET ASSETS (100.00%)        $328,777,079  $119,246,630   $448,023,709
                                                                                      ==============================================


(1)  Security or a portion of the security was on loan at the end of the period.
(2)  Variable rate.
(3) Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(4)  Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

         Unrealized Appreciation                            $5,653,756   $  1,135,092    $  6,788,848
         Unrealized Depreciation                              (736,359)      (308,734)     (1,045,093)
                                                         ----------------------------------------------
         Net Unrealized Appreciation (Depreciation)          4,917,397        826,358         5,743,755
         Cost for federal income tax purposes             $366,237,346   $137,869,916    $  504,107,262


                                                        Coupon Distribution (unaudited)

         Percentage of Total Value            Sector                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
22.37%          24.56%        22.97%        Less than 4%                       $ 83,044,057    34,056,374         $117,100,431
                                            4.00-4.99%
9.36            17.55         11.59         4.00-4.99%                           34,740,792    24,338,945           59,079,737
                                            5.00-5.99%
45.07           44.45         44.90         5.00-5.99%                          167,263,010    61,655,755          228,918,765
                                            6.00-6.99%
16.48           11.75         15.19         6.00-6.99%                           61,165,666    16,301,917           77,467,583
                                            7.00-7.99%
6.01            1.58          4.81          7.00-7.99%                           22,318,078     2,190,846           24,508,924
                                            8.00% and over
0.71            0.11          0.54          8.00% and over                        2,623,140       152,437            2,775,577
                                                                               --------------------------------------------------
                                                                  TOTAL        $371,154,743   $138,696,274    $509,851,017
                                                                               ==================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                                                                     COMBINED
                                           PRINCIPAL           PRINCIPAL        DIVERSIFIED                         DIVERSIFIED
                                         INTERNATIONAL       INTERNATIONAL     INTERNATIONAL     PRO FORMA         INTERNATIONAL
                                           FUND, INC.     SMALLCAP FUND, INC.    FUND/(D)/    ADJUSTMENTS/(E)/         FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...   $239,656,951        $ 55,546,231       $ 95,988,689     $        --       $391,191,871
                                        ============        ============       ============     ===========       ============
FOREIGN CURRENCY--AT COST ...........   $    151,354        $         --       $    114,016     $        --       $    265,370
                                        ============        ============       ============     ===========       ============
ASSETS
Investment in securities--at value...   $262,650,479/(c)/   $65,896,401/(c)/   $105,105,412     $        --       $433,652,292/(c)/
Foreign currency--at value...........        151,947                  --            114,347              --            266,294
Cash.................................         12,877              24,607             24,022              --             61,506
Receivables:
 Capital Shares sold.................         15,924              54,806             94,851              --            165,581
 Dividends and interest..............        385,383              97,337            155,129              --            637,849
 Expense reimbursement from Manager..             --                 791                 --              --                791
 Investment securities sold..........        777,406             922,622            317,639              --          2,017,667
Other assets.........................          4,454                 394                 --              --              4,848
Prepaid expenses.....................             75                  25                 --              --                100
                                        ------------        ------------       ------------     -----------       ------------
                         Total Assets    263,998,545          66,996,983        105,811,400              --        436,806,928
LIABILITIES
Accrued management and investment
 advisory fees.......................         38,848              13,962             17,864              --             70,674
Accrued administrative service fees..             --                  --                693              --                693
Accrued distribution fees............          4,431               4,715              6,745              --             15,891
Accrued service fees.................             --                  --                859              --                859
Accrued transfer and administrative
 fees................................        128,973              50,351             32,362              --            211,686
Accrued other expenses...............        122,654              36,931             10,214              --            169,799
Payables:
 Capital Shares reacquired...........        145,893              40,503                 --              --            186,396
 Investment securities purchased.....      2,626,058             687,716          1,251,291              --          4,565,065
 Reorganization costs................             --                  --                 --         145,519            145,519
Collateral obligation on securities
 loaned, at value....................     21,397,848           5,088,215                 --              --         26,486,063
                                        ------------        ------------       ------------     -----------       ------------
                    Total Liabilities     24,464,705           5,922,393          1,320,028         145,519         31,852,645
                                        ------------        ------------       ------------     -----------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................   $239,533,840        $ 61,074,590       $104,491,372     $  (145,519)      $404,954,283
                                        ============        ============       ============     ===========       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................   $289,721,297        $ 54,238,949       $ 95,342,363     $        --       $439,302,609
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............      1,665,403             (66,566)           466,782        (145,519)         1,920,100
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................    (74,835,513)         (3,447,766)          (442,902)             --        (78,726,181)
Net unrealized appreciation
 (depreciation) of investments.......     22,993,528          10,350,170          9,116,723              --         42,460,421
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies..........................        (10,875)               (197)             8,406              --             (2,666)
                                        ------------        ------------       ------------     -----------       ------------
                     Total Net Assets   $239,533,840        $ 61,074,590       $104,491,372     $  (145,519)      $404,954,283
                                        ============        ============       ============     ===========       ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................    325,000,000         100,000,000        465,000,000              --        465,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.......            N/A                 N/A       $  8,156,551             N/A       $  8,156,551
  Shares issued and outstanding......                                               876,205                            876,205
  Net asset value per share..........                                          $       9.31                       $       9.31
                                                                               ============                       ============

Advisors Select: Net Assets..........            N/A                 N/A       $  5,572,585             N/A       $  5,572,585
  Shares issued and outstanding......                                               602,167                            602,167
  Net asset value per share..........                                          $       9.25                       $       9.25
                                                                               ============                       ============

Class A: Net Assets..................   $212,752,278        $ 47,716,565                N/A     $  (115,271)      $260,353,572
  Shares issued and outstanding......     29,623,397           3,202,418                         (4,890,882)        27,934,933
  Net asset value per share..........   $       7.18        $      14.90                                 --       $       9.32
  Maximum offering price per share
 /(a)/ ..............................   $       7.62        $      15.81                                 --       $       9.89
                                        ============        ============                                 ==       ============

Class B: Net Assets..................   $ 26,781,562        $ 13,358,025                N/A     $   (30,248)      $ 40,109,339
  Shares issued and outstanding......      3,804,914             945,417                           (446,754)         4,303,577
  Net asset value per share /(b)/ ...   $       7.04        $      14.13                                 --       $       9.32
                                        ============        ============                                 ==       ============

Class J: Net Assets..................            N/A                 N/A       $ 63,380,482             N/A       $ 63,380,482
  Shares issued and outstanding......                                             6,837,443                          6,837,443
  Net asset value per share /(b)/ ...                                          $       9.27                       $       9.27
                                                                               ============                       ============

Institutional: Net Assets............            N/A                 N/A       $ 15,830,592             N/A       $ 15,830,592
  Shares issued and outstanding......                                             1,698,991                          1,698,991
  Net asset value per share..........                                          $       9.32                       $       9.32
                                                                               ============                       ============

Preferred: Net Assets................            N/A                 N/A       $ 10,120,430             N/A       $ 10,120,430
  Shares issued and outstanding......                                             1,085,412                          1,085,412
  Net asset value per share..........                                          $       9.32                       $       9.32
                                                                               ============                       ============

Select: Net Assets...................            N/A                 N/A       $  1,430,732             N/A       $  1,430,732
  Shares issued and outstanding......                                               151,769                            151,769
  Net asset value per share..........                                          $       9.43                       $       9.43
                                                                               ============                       ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(e) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                         PRINCIPAL                                        COMBINED
                          PRINCIPAL     INTERNATIONAL   DIVERSIFIED                      DIVERSIFIED
                        INTERNATIONAL     SMALLCAP      INTERNATIONAL     PROFORMA      INTERNATIONAL
                          FUND, INC.     FUND, INC.         FUND        ADJUSTMENTS         FUND
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $ 5,745,636     $ 1,209,101     $ 2,000,491    $      --        $ 8,955,228
 Withholding tax on
  foreign dividends...     (685,911)       (116,644)       (247,905)          --         (1,050,460)
 Interest.............       29,017           4,217          33,767           --             67,001
 Securities lending...      194,272          46,443              --           --            240,715
                        -----------     -----------     -----------    ---------        -----------
          Total Income    5,283,014       1,143,117       1,786,353           --          8,212,484
Expenses:
 Management and
  investment advisory
  fees................    2,023,299         656,321         745,729      (47,347)/(A)/    3,378,002
 Distribution fees -
  Advisors Preferred..           --              --          16,810           --             16,810
 Distribution fees -
  Advisors Select.....           --              --          15,327           --             15,327
 Distribution fees -
  Class A.............      359,610         106,391              --      (34,084)/(B)/      431,917
 Distribution fees -
  Class B.............      157,067         112,817              --      (44,881)/(B)/      225,003
 Distribution fees -
  Class J.............           --              --         241,922           --            241,922
 Distribution fees -
  Select..............           --              --           1,184           --              1,184
 Administrative
  service fees -
  Advisors Preferred..           --              --          10,086           --             10,086
 Administrative
  service fees -
  Advisors Select.....           --              --          10,218           --             10,218
 Administrative
  service fees -
  Preferred...........           --              --          10,059           --             10,059
 Administrative
  service fees -
  Select..............           --              --           1,539           --              1,539
 Registration fees -
  Class A.............        5,418           4,533              --       (4,533)/(B)/        5,418
 Registration fees -
  Class B.............        9,223           6,393              --       (6,393)/(B)/        9,223
 Registration fees -
  Class J.............           --              --          16,838           --             16,838
 Service fees -
  Advisors Preferred..           --              --          11,430           --             11,430
 Service fees -
  Advisors Select.....           --              --          12,772           --             12,772
 Service fees -
  Preferred...........           --              --          13,716           --             13,716
 Service fees - Select           --              --           1,776           --              1,776
 Shareholder reports -
  Class A.............       32,756           7,879              --           --             40,635
 Shareholder reports -
  Class B.............        6,749           3,253              --           --             10,002
 Shareholder reports -
  Class J.............           --              --          17,362           --             17,362
 Transfer and
  administrative fees
  - Class A...........      191,490          50,960              --         (450)/(B)/      242,000
 Transfer and
  administrative fees
  - Class B...........       45,773          20,358              --         (450)/(B)/       65,681
 Transfer and
  administrative fees
  - Class J...........           --              --         155,648           --            155,648
 Auditing and legal
  fees................       12,155           9,941              --      (22,096)/(B)/           --
 Custodian fees.......      215,650          71,517              --     (287,167)/(B)/           --
 Directors' expenses..        8,064           1,785              --       (9,849)/(B)/           --
 Registration fees....       23,986          26,671              --      (26,671)/(B)/       23,986
 Transfer and
  administrative fees.      422,817         182,052              --       6,233/(B)/        611,102
 Other expenses.......       14,605           3,392              --      (17,997)/(B)/           --
 Other expenses -
  Class J.............           --              --             824           --                824
                        -----------     -----------     -----------    ---------        -----------
  Total Gross Expenses    3,528,662       1,264,263       1,283,240     (495,685)         5,580,480
 Less: Fees paid
  indirectly..........       26,557           9,566           5,806       (6,928)/(B)/       35,001
 Less: Reimbursement
  from Manager - Class
  A...................           --          20,303              --      (20,303)/(C)/           --
 Less: Reimbursement
  from Manager - Class
  B...................           --           8,022              --       (8,022)/(C)/           --
                        -----------     -----------     -----------    ---------        -----------
    Total Net Expenses    3,502,105       1,226,372       1,277,434     (460,432)         5,545,479
                        -----------     -----------     -----------    ---------        -----------
 Net Investment Income
      (Operating Loss)    1,780,909         (83,255)        508,919      460,432          2,667,005

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   39,436,940      13,301,320      11,858,385           --         64,596,645
 Foreign currency
  transactions........      (90,617)        (12,447)        (39,299)          --           (142,363)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   (4,432,625)     (1,147,175)       (804,737)          --         (6,384,537)
 Translation of assets
  and liabilities in
  foreign currencies...       (2,561)            578          (2,788)          --             (4,771)
                         -----------     -----------     -----------    ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   34,911,137      12,142,276      11,011,561           --         58,064,974
                         -----------     -----------     -----------    ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $36,692,046     $12,059,021     $11,520,480    $ 460,432        $60,731,979
                         ===========     ===========     ===========    =========        ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
/(c) /Elimination of Manager's voluntary reimbursement.  Total operating expenses are below expense limit.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

        Principal Amount or Number of Shares                                                          Market Value
-----------------------------------------------------------------------------------------------------------------------------------
            Principal                                                                           Principal
Principal      Int'l                                                              Principal        Int'l
  Int'l     SmallCap    Diversified                                                 Int'l       SmallCap      Diversified
  Fund,       Fund,        Int'l                                                    Fund,         Fund,          Int'l
  Inc.        Inc.         Fund     Combined                                        Inc.          Inc.           Fund     Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                            COMMON STOCKS (97.68%)

                                            ADVERTISING AGENCIES (0.11%)

     3,787     9,653       1,528     14,968  Asatsu-DK                              $ 107,344      $ 273,618    $ 43,312   $ 424,274
                                            ADVERTISING SALES (0.16%)
    25,014    50,302      10,364     85,680  Telefonica Publicidad e Informacion      183,596        369,203      76,069     628,868
                                            AEROSPACE & DEFENSE-EQUIPMENT (0.44%)
    43,553         -      18,828     62,381   European Aeronautic Defense &
                                              Space (1)                             1,238,225              -     535,286   1,773,511
                                            AGRICULTURAL OPERATIONS (0.16%)
   284,751   708,054     114,847  1,107,652  Chaoda Modern Agriculture (1)             96,949        241,070      39,102     377,121
    80,000                32,846    112,846  IOI Berhad                               200,000                     82,115     282,115
                   -                        AIRLINES (0.07%)
     5,496    13,785       2,277     21,558  Austrian Airlines (2)                     74,526        186,925      30,876     292,327
                                            AIRPORT DEVELOPMENT &
                                            MAINTENANCE (0.13%)
       805     2,027         333      3,165  Kobenhavns Lufthavne                     134,642        339,031      55,697     529,370
                                            APPLICATIONS SOFTWARE (0.05%)
     3,235         -       1,067      4,302  Infosys Technologies                     135,946              -      70,955     206,901
                                            APPLICATIONS SOFTWAREN (0.02%)
     2,576         -           -      2,576  TATA Consultancy Services (2)             65,548              -           -      65,548
                                            ATHLETIC FOOTWEAR (0.26%)
     1,060     2,678         436      4,174  Puma (1)                                 264,632        668,569     108,848   1,042,049
                                            AUDIO & VIDEO PRODUCTS (0.16%)
     1,209     3,059         487      4,755  Bang & Olufsen                            71,613        181,195      28,847     281,655
    23,000    66,333       9,293     98,626  Sansui Electric (2)                        6,931         19,989       2,800      29,720
   232,779   586,597      93,359    912,735  Skyworth Digital Holdings                 80,002        201,602      32,086     313,690
                                            AUTO-CARS & LIGHT TRUCKS (2.05%)
     3,555         -       1,454      5,009  Hyundai Motor                            172,431              -      70,525     242,956
    21,810         -       8,897     30,707  Renault                                1,819,967              -     742,423   2,562,390
                   -       9,768      9,768 Tata Motors (2)                                                       90,354      90,354
    97,207         -      42,101    139,308  Toyota Motor                           3,780,628              -   1,637,415   5,418,043
                                            AUTO-MEDIUM & HEAVY DUTY
                                            TRUCKS (0.45%)
    34,318         -      14,225     48,543  Volvo (1)                              1,295,401              -     536,951   1,832,352
                                            AUTO/TRUCK PARTS & EQUIPMENT-
                                            ORIGINAL (0.20%)
     4,998    12,658       2,014     19,670  Exedy                                     84,202        213,252      33,930     331,384
     7,103    18,145       2,975     28,223  Keihin                                   117,257        299,540      49,112     465,909
                                            BEVERAGES-NON-ALCOHOLIC (0.34%)
     3,275     8,230       1,320     12,825  Asahi Soft Drinks                         27,880         70,062      11,237     109,179
     5,548    14,052       2,234     21,834  Calpis                                    34,221         86,676      13,780     134,677
    33,375                17,069     50,444  Coca-Cola Hellenic Bottling              740,409              -     378,668   1,119,077
                                            BICYCLE MANUFACTURING (0.01%)
     8,000         -       7,000     15,000  Giant Manufacturing                       11,639              -      10,184      21,823
                                            BREWERY (0.55%)
     3,044         -       1,263      4,307  Efes Breweries International (2)          84,471              -      35,048     119,519
     1,735         -           -      1,735  Quilmes Industrial                        28,385              -                  28,385
    78,145         -      36,292    114,437  SABMiller                              1,125,435              -     522,673   1,648,108
                                            BREWERY (continued)
     6,018    15,158       2,492     23,668  Wolverhampton & Dudley Breweries         100,674        253,577      41,689     395,940
                                            BUILDING & CONSTRUCTION PRODUCTS-
                                            MISCELLANEOUS (0.60%)
       658       680         259      1,597  Geberit                                  427,184        441,466     168,147   1,036,797
    26,244    66,903      10,873    104,020  Kingspan Group                           205,309        523,389      85,061     813,759
       235       589          97        921  Sika                                     144,155        361,308      59,502     564,965
                                            BUILDING & CONSTRUCTION-
                                            MISCELLANEOUS (0.13%)
     4,957    12,834       2,054     19,845  Abengoa                                   45,905        118,849      19,021     183,775
    21,798    54,902       9,027     85,727  Carillion                                 86,371        217,541      35,768     339,680
                                            BUILDING PRODUCTS-CEMENT &
                                            AGGREGATE (1.03%)
   167,603   429,415      70,417    667,435  Adelaide Brighton                        206,565        529,240      86,787     822,592
   104,735         -      48,785    153,520  BPB                                      805,526                    375,209   1,180,735
    17,152    43,337       7,106     67,595  Cementir                                  76,146        192,393      31,547     300,086
    18,842         -           -     18,842  Gujarat Ambuja Cements Ltd. (2)          142,026                                142,026
    34,048    36,499      15,168     85,715  Italcementi                              521,461        558,999     232,305   1,312,765
    29,818         -      12,552     42,370  Italcementi                              307,991              -     129,650     437,641
                                            BUILDING PRODUCTS-DOORS &
                                            WINDOWS (0.24%)
    76,091         -      30,714    106,805  Asahi Glass                              697,925              -     281,716     979,641
                                            BUILDING-HEAVY CONSTRUCTION (1.58%)
    65,430         -      27,465     92,895  Actividades de Construccion y
                                             Servicios (1)                          1,264,267              -     530,691   1,794,958
     4,180    10,492       1,730     16,402  Daelim Industrial                        179,223        449,858      74,176     703,257
    77,194         -      31,698    108,892  IJM                                       95,477              -      39,205     134,682
    17,347     7,573       7,281     32,201  Vinci (1)                              2,059,883        899,262     864,588   3,823,733
                                            BUILDING-RESIDENTIAL &
                                            COMMERCIAL (1.55%)
    94,565         -      39,177    133,742  Corporacion GEO (2)                      147,594              -      61,147     208,741
    82,027         -      33,691    115,718  Daiwa House Industry                     837,341              -     343,922   1,181,263
    16,590         -       6,810     23,400  Hyundai Development                      222,287              -      91,246     313,533
    17,653    44,601       7,218     69,472  McCarthy & Stone                         187,766        474,398      76,774     738,938
   163,193    63,394      70,379    296,966  Persimmon                              1,844,945        716,688     795,655   3,357,288
     2,651     6,675       1,098     10,424  Token (2)                                118,333        297,952      49,011     465,296
                                            CASINO SERVICES (0.19%)
    29,840    75,949      12,363    118,152  Aristocrat Leisure (1)                   191,462        487,312      79,325     758,099
                                            CELLULAR TELECOMMUNICATIONS (2.34%)
    43,696         -      17,898     61,594  Advanced Info Service Public (3)          99,490              -      40,751     140,241
   172,246         -      70,675    242,921  America Telecom (2)                      418,191              -     171,590     589,781
   225,700         -      92,300    318,000  Far EasTone Telecommunications           241,206              -      98,641     339,847
   108,197         -      44,398    152,595  Maxis Communications                     244,867              -     100,480     345,347
 1,117,271         -     459,666  1,576,937  mm02 (2)                               2,154,653              -     886,464   3,041,117
     2,447     6,109       1,014      9,570  Mobistar (2)                             183,027        456,932      75,844     715,803
     2,207         -         840      3,047  Vimpel Communications (2)                251,598              -      95,760     347,358
 1,076,751         -     459,666  1,536,417  Vodafone Group                         2,757,172              -   1,177,039   3,934,211
                                            CHEMICALS-DIVERSIFIED (1.94%)
    25,424         -      10,702     36,126  BASF                                   1,586,306              -     667,741   2,254,047
   343,296   173,859     148,037    665,192  Mitsubishi Gas Chemical                1,467,713        743,309     632,911   2,843,933
     3,517     8,883       7,740     20,140  NOF                                       12,122         30,617      26,677      69,416
   204,378         -      93,632    298,010  Sumitomo Chemical (1)                    989,267              -     453,214   1,442,481
   201,167         -      83,344    284,511  Tosoh                                    850,588              -     352,401   1,202,989
                                            CHEMICALS-SPECIALTY (1.07%)
    76,241    57,868      32,411    166,520  Clariant                               1,028,011        780,275     437,020   2,245,306
    58,421    43,418      32,914    134,753  Methanex                                 917,206        681,660     516,748   2,115,614
                                            CIRCUIT BOARDS (0.04%)
   182,000         -      76,000    258,000  Unimicron Technology                     117,683              -      49,142     166,825
                                            COAL (0.04%)
    93,779         -      37,913    131,692  Yanzhou Coal Mining                      123,498              -      49,928     173,426
                                            COATINGS & PAINT (0.20%)
    35,419    90,938      14,912    141,269  Kansai Paint (1)                         203,128        521,530      85,520     810,178
                                            COMMERCIAL BANKS (6.88%)
    35,979         -      13,862     49,841  ABSA Group                               391,489              -     150,833     542,322
       511     1,287         212      2,010  Amagerbanken                              63,073        158,856      26,167     248,096
   122,628         -      51,161    173,789  Anglo Irish Bank                       2,324,234              -     969,682   3,293,916
    77,293    53,069      33,011    163,373  Banca Popolare di Lodi                   832,775        571,779     355,669   1,760,223
    25,715         -      10,581     36,296  Banco do Brasil                          257,510              -     105,958     363,468
    16,012         -       7,009     23,021  Bank Austria Creditanstalt             1,181,551              -     517,205   1,698,756
   127,850         -      52,458    180,308  Bank Leumi Le-Israel                     266,680              -     109,421     376,101
    30,463    78,618      12,753    121,834  Bank of Kyoto (1) (2)                    223,761        577,475      93,675     894,911
     8,472    20,710       3,417     32,599  Bank of Piraeus                          109,492        267,656      44,161     421,309
 1,077,500         -     442,000  1,519,500  Bank Rakyat                              230,893              -      94,714     325,607
     9,303         -       3,862     13,165  BBVA Banco Frances                        60,469              -      25,103      85,572
   124,000         -      54,000    178,000  Chiba Bank                               795,216              -     346,304   1,141,520
   142,887         -      58,788    201,675  Chinatrust Financial Holding             162,969              -      67,051     230,020
     4,000         -       1,944      5,944  CorpBanca (3) (4)                        105,820              -      51,429     157,249
     8,240         -       3,373     11,613  Credicorp                                118,656              -      48,571     167,227
    36,200         -      14,850     51,050  Daegu Bank                               216,650              -      88,875     305,525
    14,164    35,845       5,899     55,908  Dah Sing Financial                       101,907        257,898      42,442     402,247
   201,660         -      96,016    297,676  DnB Holding (1)                        1,703,676              -     811,168   2,514,844
     1,883         -         773      2,656  E.Sun Financial Holding (2) (4)           32,130              -      13,190      45,320
   207,000         -      85,000    292,000  E.Sun Financial Holding                  141,284              -      58,015     199,299
    88,190         -      36,200    124,390  EON Capital                              139,247              -      57,158     196,405
     7,640         -       3,170     10,810  Hana Bank                                190,744              -      79,144     269,888
    14,243         -       5,844     20,087  Hansabank                                143,131              -      58,727     201,858
   369,562         -     168,400    537,962  IntesaBci                              1,509,025              -     687,624   2,196,649
    16,059     9,434       6,877     32,370  Jyske Bank (2)                           516,853        303,630     221,334   1,041,817
       528     1,331         219      2,078  Natexis Banques Populaires                63,034        158,897      26,145     248,076
    51,465         -      20,768     72,233  National Bank of Greece                1,432,396              -     578,030   2,010,426
   219,376         -      95,707    315,083  Nordea                                 1,889,006              -     824,115   2,713,121
     6,254         -       2,566      8,820  OTP Bank                                 157,626              -      64,673     222,299
        11        29           5         45  Sapporo Hokuyo Holdings                   71,890        189,528      32,677     294,095
   126,218         -      55,207    181,425  Shinsei Bank (1)                         820,138              -     358,723   1,178,861
    94,803         -      41,412    136,215  Shizuoka Bank                            789,207              -     344,743   1,133,950
         -         -       8,787      8,787 Toronto-Dominion Bank                           -              -     352,849     352,849
         -         -  28,332,532  8,332,532 Turkiye Garanti Bankasi (2)                     -              -      75,707      75,707
         -         -  28,272,120  8,272,120 Turkiye Is Bankasi                              -              -     116,962     116,962
    17,222    43,376       7,133     67,731  Wing Hang Bank                           117,824        296,756      48,800     463,380
                                            COMMUNICATIONS SOFTWARE (0.08%)
    38,475    96,905      15,933    151,313  Telelogic (2)                             81,676        205,713      33,823     321,212
                                            COMPUTER SERVICES (0.08%)
     2,116     5,395         877      8,388  ALTEN (1) (2)                             45,758        116,666      18,965     181,389
     5,066    13,018       2,042     20,126  EDB Business Partner (1) (2)              33,764         86,762      13,609     134,135
                                            COMPUTERS (0.07%)
    46,000         -      18,000     64,000  High Tech Computer                       191,408              -      74,899     266,307
                                            COMPUTERS-INTEGRATED SYSTEMS (0.55%)
    22,500         -       9,803     32,303  Itochu Techno-Science                    906,865              -     395,111   1,301,976
        92       233      98,795     99,120  NIWS                                     233,054        590,235      98,795     922,084
                                            COMPUTERS-PERIPHERAL EQUIPMENT(0.71%)
   198,000         -      72,348    270,348  Lite-On Technology                       176,632              -      72,348     248,980
    25,675     9,069     529,862    564,606  Logitech International (2)             1,328,146        469,132     529,862   2,327,140
     1,684     4,222      34,509     40,415  Roland (1)                                83,257        208,734      34,509     326,500
                                            CONSULTING SERVICES (0.31%)
     8,384    21,053      26,138     55,575  Savills                                   63,099        158,448      26,138     247,685
    20,593    52,721     104,625    177,939  WS Atkins                                249,224        638,048     104,625     991,897
                                            CONTAINERS-METAL & GLASS (0.27%)
    98,231         -     335,005    433,236  Rexam                                    776,201              -     335,005   1,111,206
                                            COSMETICS & TOILETRIES (0.40%)
    23,985    61,089      30,361    115,435  Body Shop International                   73,283        186,649      30,361     290,293
       240         -      19,563     19,803  Pacific                                   46,950              -      19,563      66,513
    18,251         -     351,966    370,217  Uni-Charm (1)                            921,229              -     351,966   1,273,195
                                            CRUISE LINES (0.57%)
    30,577         -     706,907    737,484  Carnival                               1,615,237              -     706,907   2,322,144
                                            DISTRIBUTION-WHOLESALE (0.73%)
     2,900     7,250      38,817     48,967  Doshisha (1)                              96,130        240,324      38,817     375,271
     4,207    10,602      47,203     62,012  Inchcape                                 113,931        287,117      47,203     448,251
    88,399         -     631,757    720,156  Wolseley                               1,527,410              -     631,757   2,159,167
                                            DIVERSIFIED FINANCIAL SERVICES(0.50%)
    62,271         -      78,012    140,283  RMB Holdings                             190,125              -      78,012     268,137
    94,836         -     484,279    579,115  Sampo Ojy (1)                          1,126,741              -     484,279   1,611,020
     4,500         -      36,635     41,135  Shinhan Financial Group                   88,633              -      36,635     125,268
                                            DIVERSIFIED MANUFACTURING
                                            OPERATIONS (0.22%)
    22,611    57,734      33,718    114,063  Charter (2)                               81,410        207,869      33,718     322,997
    12,940         -      75,789     88,729  Cheil Industries                         182,628              -      75,789     258,417
     3,249     8,342      30,748     42,339  NKT Holding                               76,201        195,651      30,748     302,600
                                            DIVERSIFIED MINERALS (1.66%)
    23,206         -     186,297    209,503  Anglo American                           504,634              -     186,297     690,931
    10,745         -      83,240     93,985  Antofagasta                              196,487              -      83,240     279,727
   190,251         -     832,742  1,022,993  BHP Billiton                           1,929,484              -     832,742   2,762,226
    11,225    28,376      71,876    111,477  Inmet Mining (2)                         173,471        438,522      71,876     683,869
    34,273         -     356,560    390,833  Teck Cominco                             818,787              -     356,560   1,175,347
    50,848         -     338,768    389,616  Xstrata                                  784,947              -     338,768   1,123,715
                                            DIVERSIFIED OPERATIONS (1.22%)
    57,285         -      92,315    149,600  Alfa                                     222,777              -      92,315     315,092
    13,693         -      78,054     91,747  Barloworld                               190,245              -      78,054     268,299
    47,661         -     780,467    828,128  Brascan (1)                            1,695,047              -     780,467   2,475,514
                                             China Merchants Holdings
    85,882         -      53,103    138,985   International                           126,891              -      53,103     179,994
    30,000         -      30,681     60,681  Citic Pacific                             76,702              -      30,681     107,383
    13,220         -     119,375    132,595  Imperial Holdings (2)                    196,556              -     119,375     315,931
     3,879     9,798      18,766     32,443  Ordina                                    45,297        114,415      18,766     178,478
   233,000         -     101,000    334,000  Wharf Holdings                           766,349              -     332,194   1,098,543
                                            ELECTRIC PRODUCTS-
                                            MISCELLANEOUS (1.09%)
    92,528         -      39,865    132,393  Casio Computer (1)                     1,097,022              -     472,643   1,569,665
   308,856         -     124,735    433,591  Hitachi                                1,939,984              -     783,485   2,723,469
     1,580         -         650      2,230  LG Electronics                            89,197              -      36,695     125,892
                                            ELECTRIC-GENERATION (0.39%)
   101,000         -      42,000    143,000  China Power International Holding(2)      39,578              -      16,458      56,036
    36,351         -      15,730     52,081  Electric Power Development (2)           948,227              -     410,322   1,358,549
    63,553         -      25,340     88,893  Electricity Generating Public (3)        102,143              -      40,727     142,870
                                            ELECTRIC-INTEGRATED (3.83%)
    32,636    82,408      13,516    128,560  ASM Brescia                               99,220        250,536      41,091     390,847
    29,773         -      12,997     42,770  E.ON                                   2,423,855              -   1,058,101   3,481,956
   133,269         -      59,033    192,302  Enel (1)                               1,201,930              -     532,409   1,734,339
   127,177         -      51,493    178,670  Fortum                                 1,941,305              -     786,020   2,727,325
    71,275   180,222      29,529    281,026  International Power (2)                  210,915        533,307      87,381     831,603
    48,339         -      20,295     68,634  RWE                                    2,551,818              -   1,071,374   3,623,192
   238,762         -     100,246    339,008  Scottish Power                         1,922,741              -     807,277   2,730,018
                                            ELECTRONIC COMPONENTS-
                                            MISCELLANEOUS (0.67%)
     1,048     2,640         434      4,122  Funkwerk                                  45,059        113,507      18,660     177,226
     2,192     5,521         908      8,621  LG Micron                                100,642        253,488      41,689     395,819
     4,090    10,377       1,651     16,118  Nihon Dempa Kogyo                         86,468        219,384      34,904     340,756
     2,640         -       1,090      3,730  Samsung Electronics                    1,036,427              -     427,919   1,464,346
     1,090         -         440      1,530  Samsung SDI                               98,339              -      39,696     138,035
     7,182    18,088       2,974     28,244  Star Micronics (1)                        58,773        148,022      24,338     231,133
                                            ELECTRONIC COMPONENTS-
                                            SEMICONDUCTOR (0.14%)
    21,980         -       9,020     31,000  Hynix Semiconductor (2)                  249,349                    102,326     351,675
     5,324    13,992       2,206     21,522  Kontron (2)                               48,558        127,615      20,120     196,293
                                            ELECTRONIC MEASUREMENT
                                            INSTRUMENTS (0.10%)
     3,277     8,396       1,358     13,031  Techem (2)                               103,796        265,935      43,013     412,744
                                            ENERGY-ALTERNATE SOURCES (0.05%)
       764     1,930         316      3,010  SolarWorld                                46,649        117,843      19,294     183,786
                                            ENTERPRISE SOFTWARE & SERVICE (0.03%)
     2,380     6,160         986      9,526  Unit 4 Agresso (2)                        34,816         90,112      14,424     139,352
                                            EXTENDED SERVICE CONTRACTS (0.09%)
   202,335   509,901      83,794    796,030 Accord Customer Care Solutions (1)(2)      93,558        235,775      38,746     368,079
                                            FINANCE-CONSUMER LOANS (0.79%)
    14,321         -       6,067     20,388  Aiful                                  1,426,841              -     604,472   2,031,313
    13,755    34,074       5,851     53,680  Lopro (1)                                 88,859        220,122      37,798     346,779
     8,919         -       5,611     14,530  Sanyo Shinpan Finance                    498,906              -     313,865     812,771
                                            FINANCE-CREDIT CARD (0.25%)
    22,757         -       9,226     31,983  Credit Saison (1)                        726,492              -     294,530   1,021,022
                                            FINANCE-INVESTMENT BANKER &
                                            BROKER (0.81%)
   196,833         -      86,223    283,056  Daiwa Securities Group                 1,204,835              -     527,780   1,732,615
    13,561    33,045       5,470     52,076  Ichiyoshi Securities                     101,653        247,705      41,003     390,361
    57,733         -      24,240     81,973  Mediobanca                               797,550              -     334,862   1,132,412
                                            FINANCE-LEASING COMPANY (0.24%)
     3,938     9,930       1,589     15,457  Ricoh Leasing (1)                         96,420        243,130      38,906     378,456
     3,987    10,246       1,680     15,913  Sumisho Lease                            153,938        395,599      64,865     614,402
                                            FINANCE-OTHER SERVICES (0.32%)
     7,806    19,093       3,163     30,062  Aktiv Kapital (1)                        130,673        319,618      52,949     503,240
   224,000         -      92,000    316,000  Fubon Financial Holding                  211,226              -      86,754     297,980
    21,664    55,436       8,976     86,076  SFE (1) (2)                              133,986        342,858      55,514     532,358
                                            FINANCIAL GUARANTEE INSURANCE (0.16%)
     2,691     6,830       1,115     10,636  Euler Hermes (2)                         165,369        419,722      68,520     653,611
                                            FOOD-CONFECTIONERY (0.06%)
         5        12           2         19  Lindt & Spruengli                         64,505        154,813      25,802     245,120
                                            FOOD-DAIRY PRODUCTS (0.07%)
    16,889    42,495       6,929     66,313  Morinaga Milk Industry                    67,276        169,276      27,601     264,153
                                            FOOD-FLOUR & GRAIN (0.49%)
    92,651    67,318      38,038    198,007  Nisshin Seifun Group                     923,980        671,342     379,341   1,974,663
                                            FOOD-MISCELLANEOUS/DIVERSIFIED(1.12%)
                                             Global Bio-Chem Technology
    89,048         -      30,865    119,913   Group - warrants (2)                      6,178              -       2,141       8,319
     6,440    16,603       2,668     25,711  IAWS Group                                85,279        219,857      35,330     340,466
    17,104    43,203       7,084     67,391  J-Oil Mills                               64,267        162,332      26,618     253,217
    64,441         -      26,276     90,717  Kikkoman (1)                             565,581              -     230,617     796,198
    37,090         -      14,968     52,058  Orkla                                  1,053,190              -     425,024   1,478,214
    31,116         -      14,761     45,877  Royal Numico (2)                       1,045,732              -     496,081   1,541,813
     6,861         -       2,814      9,675  Tiger Brands                              96,606              -      39,622     136,228
                                            FOOD-RETAIL (1.13%)
     5,100                 2,100      7,200  Cencosud (2) (4)                         113,333              -      46,667     160,000
     2,119     5,290         870      8,279  Colruyt                                  306,206        764,430     125,719   1,196,355
       987     2,493         409      3,889  Groupe Bourbon                            48,337        122,092      20,030     190,459
     6,861         -       2,814      9,675  SPAR Group (2)                            23,065              -       9,460      32,525
   391,006         -     170,779    561,785  Tesco                                  2,057,975              -     898,858   2,956,833
                                            FOOTWEAR & RELATED APPAREL (0.04%)
    10,041         -       4,147     14,188  Grendene (2)                             121,680              -      50,255     171,935
                                            FORESTRY (0.18%)
    33,082    84,267      13,706    131,055  Great Southern Plantations (1)            83,522        212,748      34,603     330,873
     2,597     6,558       1,076     10,231  West Fraser Timber                       102,198        258,073      42,343     402,614
                                            GAS-DISTRIBUTION (0.13%)
     3,600         -       1,490      5,090  Korea Gas                                109,656              -      45,385     155,041
     7,153         -       2,968     10,121  OAO Gazprom                              267,022              -     110,796     377,818
                                            HOME FURNISHINGS (0.07%)
    37,200         -      15,500     52,700  Lewis Group (2)                          193,023              -      80,426     273,449
                                            HOTELS & MOTELS (0.63%)
   146,191         -      60,869    207,060  InterContinental Hotels Group          1,786,665              -     743,907   2,530,572
                                            HOUSEWARES (0.02%)                                                                     -
         -         -  28,542,000  8,542,000 Turk Sise ve Cam Fabrikalari                    -              -      69,685      69,685
                                            HUMAN RESOURCES (0.52%)
    37,711    95,356      15,624    148,691  Capita Group                             243,224        615,017     100,770     959,011
    38,704    97,865      16,035    152,604  Michael Page International               122,155        308,875      50,609     481,639
     4,821    12,181       1,997     18,999  Ranstad Holding                          161,961        409,219      67,089     638,269
                                            IMPORT & EXPORT (0.48%)
   113,042         -      46,606    159,648  Mitsubishi (1)                         1,246,560              -     513,943   1,760,503
   247,722         -     101,282    349,004  Testrite International                   137,932              -      56,394     194,326
                                            INDUSTRIAL AUTOMATION & ROBOTS(0.13%)
    23,615    59,648       9,780     93,043  CKD                                      136,544        344,890      56,549     537,983
                                            INSTRUMENTS-SCIENTIFIC (0.04%)
     1,277     3,226         515      5,018  As One (1)                                36,919         93,265      14,889     145,073
                                            INTERNET SECURITY (0.08%)
     9,654         -       3,988     13,642  Check Point Software Technologies(2)     218,383              -      90,213     308,596
                                            INVESTMENT COMPANIES (0.12%)
    58,848   148,688      24,382    231,918  Macquarie Airports                       124,397        314,307      51,540     490,244
                                            INVESTMENT MANAGEMENT & ADVISORY
                                            SERVICES (0.15%)
     2,151     5,402         891      8,444  Muenchmeyer Petersen Capital             149,943        376,564      62,110     588,617
                                            LEISURE & RECREATION PRODUCTS (0.12%)
     3,218     8,128       1,333     12,679  Mars Engineering                         120,611        304,637      49,961     475,209
                                            LIFE & HEALTH INSURANCE (0.05%)
    97,742         -      40,535    138,277  New Africa Capital                       140,482              -      58,260     198,742
                                            MACHINERY-ELECTRICAL (0.54%)
     5,500         -       2,400      7,900  Nidec                                    594,595              -     259,460     854,055
    14,424         -       5,739     20,163  Schneider Electric                       952,263              -     378,885   1,331,148
                                            MACHINERY-FARM (0.44%)
   278,351         -     117,023    395,374  Kubota                                 1,266,066              -     532,273   1,798,339
                                            MACHINERY-GENERAL INDUSTRY (1.00%)
         6        15           2         23  Harmonic Drive Systems                    39,552         98,880      13,184     151,616
    48,818    21,658      19,846     90,322  MAN                                    1,690,332        749,912     687,171   3,127,415
    33,358    84,010      13,821    131,189  Okuma (2)                                126,282        318,034      52,322     496,638
     1,429     3,600         592      5,621  Saurer (2)                                75,527        190,270      31,289     297,086
                                            MEDICAL INSTRUMENTS (0.19%)
     3,331     8,426       1,377     13,134  Sysmex                                   129,865        328,502      53,685     512,052
     5,249    13,211       2,115     20,575  Topcon (2)                                66,088        166,335      26,629     259,052
                                            MEDICAL PRODUCTS (1.02%)
    26,646    12,979      14,078     53,703  Phonak Holding (1)                       831,683        405,104     439,407   1,676,194
     3,421     2,171       2,002      7,594  Straumann Holding                        706,153        448,132     413,247   1,567,532
    25,134                10,577     35,711  Terumo (1)                               624,859                    262,956     887,815
                                            MEDICAL-BIOMEDICAL/GENE (0.18%)
     6,703    17,115       2,777     26,595  Crucell (2)                               65,910        168,291      27,306     261,507
     3,758     8,993       1,517     14,268  Genmab (2)                                53,076        127,013      21,425     201,514
     5,744    14,654       2,380     22,778  GPC Biotech (2)                           71,971        183,610      29,821     285,402
                                            MEDICAL-DRUGS (4.05%)
    20,606         -       8,458     29,064  AstraZeneca                              842,345              -     345,751   1,188,096
     5,109    12,890       2,054     20,053  Axcan Pharmaceuticals                     76,860        193,918      30,900     301,678
    21,030         -       8,848     29,878  Eisai                                    604,026              -     254,133     858,159
     4,201    10,689       1,693     16,583  Fujirebio                                 53,091        135,085      21,396     209,572
    31,403         -      11,332     42,735  GlaxoSmithKline                          660,556              -     238,366     898,922
    21,224         -       8,556     29,780  Merck                                  1,179,812              -     475,616   1,655,428
    31,507         -      13,550     45,057  Novartis                               1,497,399              -     643,976   2,141,375
    17,957         -       7,956     25,913  Ono Pharmaceutical                       840,440              -     372,364   1,212,804
    12,807    32,255       5,304     50,366  Orion OYJ                                182,786        460,356      75,701     718,843
    23,370         -       9,601     32,971  Roche Holding                          2,380,863              -     978,120   3,358,983
    31,500         -      13,300     44,800  Sankyo                                   652,604              -     275,544     928,148
    28,733         -      11,699     40,432  Sanofi-Synthelabo (1)                  2,094,303              -     852,722   2,947,025
                                            MEDICAL-NURSING HOMES (0.10%)
     7,571    19,090       3,170     29,831  Extendicare (2)                          104,029        262,307      43,557     409,893
                                            MEDICAL-WHOLESALE DRUG
                                            DISTRIBUTION (0.34%)
    75,503         -      35,867    111,370  Alliance Unichem                         920,681              -     437,361   1,358,042
                                            METAL PROCESSORS & FABRICATION(0.20%)
    36,156    91,064      14,974    142,194  KITZ                                     207,355        522,252      85,876     815,483
                                            METAL-ALUMINUM (0.01%)                                                                 -
         -         -       2,160      2,160 Hindalco Industries                             -              -      55,728      55,728
                                            METAL-IRON (0.09%)
    49,654   126,612      20,572    196,838  Portman                                   90,126        229,812      37,340     357,278
                                            MISCELLANEOUS MANUFACTURERS (0.08%)
     4,098    10,452       1,698     16,248  Balda                                     42,120        107,427      17,453     167,000
   167,730   424,080      67,551    659,361  IDT International                         39,436         99,708      15,882     155,026
                                            MONEY CENTER BANKS (6.70%)
   190,126         -      79,237    269,363  Banco Bilbao Vizcaya Argentaria (1)    2,974,751              -   1,239,759   4,214,510
   161,670         -      63,923    225,593  Barclays                               1,580,377              -     624,868   2,205,245
    54,314         -      23,496     77,810  BNP Paribas (1)                        3,685,956              -   1,594,529   5,280,485
   139,816         -      58,302    198,118  DBS Group Holdings                     1,309,791              -     546,171   1,855,962
   127,631         -      52,839    180,470  HSBC Holdings                          2,056,784              -     851,505   2,908,289
    16,788         -       7,309     24,097  KBC Bancassurance Holding              1,226,854              -     534,136   1,760,990
       257         -         112        369  Mitsubishi Tokyo Financial Group       2,178,171              -     949,242   3,127,413
                                            MONEY CENTER BANKS (continued)
    83,437         -      35,578    119,015  Standard Chartered                     1,491,361              -     635,924   2,127,285
    35,920         -      14,704     50,624  UBS                                    2,580,129              -   1,056,186   3,636,315
                                            MORTGAGE BANKS (1.27%)
     5,254    13,363       2,191     20,808  Home Capital Group (2)                   115,224        293,060      48,050     456,334
    59,565    20,398      25,905    105,868  Hypo Real Estate Holding (2)           2,223,838        761,552     967,154   3,952,544
    13,237    33,470       5,484     52,191  Northern Rock                            179,845        454,741      74,509     709,095
                                            MULTI-LINE INSURANCE (1.81%)
    44,441         -      18,707     63,148  AXA                                      953,681              -     401,442   1,355,123
    33,874         -      13,667     47,541  Fondiaria-SAI                            776,902              -     313,453   1,090,355
    46,096         -      20,042     66,138  ING Groep                              1,216,705              -     529,009   1,745,714
   148,214         -      64,311    212,525  Storebrand                             1,124,616              -     487,978   1,612,594
    10,681     6,906       4,427     22,014  Topdanmark (2)                           750,612        485,322     311,110   1,547,044
                                            MULTIMEDIA (1.27%)
     2,561     6,676       1,061     10,298  NRJ Group                                 52,905        137,913      21,918     212,736
   183,673         -      76,358    260,031  Publishing & Broadcasting              2,007,156              -     834,431   2,841,587
    54,250         -      23,543     77,793  Vivendi Universal (2)                  1,477,476              -     641,184   2,118,660
                                            NON-FERROUS METALS (0.09%)
    59,911         -      24,582     84,493  Grupo Mexico (2)                         246,756              -     101,246     348,002
                                            NON-HOTEL GAMBLING (0.69%)
                                             Greek Organisation of Football
    40,270         -      16,202     56,472   Prognostics                             818,582              -     329,344   1,147,926
    11,095    28,353       4,597     44,045  Paddy Power                              146,638        374,730      60,756     582,124
    31,398    79,102      13,004    123,504  William Hill                             281,037        708,025     116,396   1,105,458
                                            OFFICE AUTOMATION & EQUIPMENT (1.10%)
    56,521                24,242     80,763  Canon                                  2,783,735              -   1,193,951   3,977,686
     1,795     4,526         744      7,065  Neopost (1)                              124,213        313,197      51,484     488,894
                                            OIL COMPANY-EXPLORATION &
                                            PRODUCTION (2.20%)
     1,954     4,937         809      7,700  Acclaim Energy Trust (2)                  22,828         57,678       9,451      89,957
    62,837         -      25,056     87,893  Canadian Natural Resources             2,641,756              -   1,053,389   3,695,145
     6,049         -                  6,049  Oil & Natural Gas                        105,093              -                 105,093
    67,809   171,329      28,094    267,232  Paladin Resources                        204,385        516,409      84,679     805,473
    27,666         -      12,206     39,872  Petrokazakhstan                        1,020,676              -     450,314   1,470,990
    57,799         -      23,699     81,498  PTT Public (3)                           239,275              -      98,109     337,384
    49,789   125,967      20,628    196,384  TAP OIL (2)                               62,851        159,014      26,040     247,905
   458,338   198,820     190,804    847,962  Tullow Oil                             1,182,037        512,749     492,076   2,186,862
                                            OIL COMPANY-INTEGRATED (5.77%)
   304,130         -     132,661    436,791  BP Amoco                               2,939,534              -   1,282,220   4,221,754
   859,937         -     353,971  1,213,908  China Petroleum & Chemical               325,926              -     134,159     460,085
   109,956         -      46,003    155,959  ENI                                    2,489,676              -   1,041,622   3,531,298
     3,627         -       1,506      5,133  LUKOIL                                   453,375              -     188,250     641,625
     2,958         -       1,214      4,172  MOL Magyar Olaj-es Gazipari              165,028              -      67,729     232,757
    19,277         -       8,028     27,305  Petro-Canada                           1,050,654              -     437,550   1,488,204
   499,982         -     205,991    705,973  PetroChina                               261,766              -     107,847     369,613
    15,186         -       6,288     21,474  Petroleo Brasileiro                      539,255              -     223,287     762,542
    91,634         -      39,421    131,055  Repsol YPF (1)                         1,980,405              -     851,971   2,832,376
    11,445         -       4,696     16,141  Sasol                                    225,833              -      92,662     318,495
   132,152         -      55,073    187,225  Shell Transport & Trading              1,038,790              -     432,905   1,471,695
     3,891         -       1,631      5,522  Surgutneftegaz                           153,694              -      64,424     218,118
    23,343         -       9,618     32,961  TotalFinaElf                           4,840,032              -   1,994,235   6,834,267
                                            OIL REFINING & MARKETING (0.78%)
    25,595         -      10,502     36,097  Polski Koncern Naftowy Orlen             275,624              -     113,093     388,717
   129,252         -      60,178    189,430  Statoil                                1,865,422              -     868,515   2,733,937
                                            OIL-FIELD SERVICES (0.24%)
    35,687    90,185      15,922    141,794  Stolt Offshore (2)                       176,429        445,856      78,715     701,000
     4,445         -       1,792      6,237  Tenaris                                  199,003              -      80,228     279,231
                                            OPTICAL SUPPLIES (0.44%)
    12,000         -       5,200     17,200  HOYA                                   1,229,494              -     532,781   1,762,275
                                            PAPER & RELATED PRODUCTS (0.04%)
    36,684         -      15,231     51,915  Kimberly-Clark de Mexico                 109,771              -      45,576     155,347
                                            PETROCHEMICALS (0.16%)
     7,600         -       3,120     10,720  Honam Petrochemical                      297,347              -     122,069     419,416
   500,060         -     205,328    705,388  SINOPEC Shanghai Petrochemical           175,073              -      71,886     246,959
                                            PHOTOGRAPHIC EQUIPMENT &
                                            SUPPLIES (0.07%)
     2,119     5,360         854      8,333  Tamron  (1)                               74,232        187,769      29,917     291,918
                                            PROPERTY & CASUALTY INSURANCE (1.11%)
     7,537    18,980       3,120     29,637  Admiral Group (2)                         40,498        101,984      16,764     159,246
    47,339   120,996      19,613    187,948  Amlin                                    126,856        324,238      52,558     503,652
     8,750    22,600       3,630     34,980  Dongbu Insurance                          50,022        129,200      20,752     199,974
     1,823     4,608         737      7,168  Northbridge Financial                     36,468         92,179      14,743     143,390
    46,661   116,564      19,332    182,557  Promina Group                            158,235        395,286      65,558     619,079
   132,901         -      57,052    189,953  QBE Insurance Group (1)                1,362,982              -     585,104   1,948,086
    76,708         -      32,198    108,906  Sompo Japan Insurance                    667,466              -     280,167     947,633
                                            PROPERTY TRUST (0.20%)
   207,196   528,731      85,844    821,771  Commonwealth Property Office Fund        201,195        513,416      83,357     797,968
                                            PUBLIC THOROUGHFARES (0.17%)
     7,615    19,369       3,155     30,139  Autostrada Torino                        173,875        442,258      72,039     688,172
                                            PUBLISHING-BOOKS (0.05%)
    10,127    25,148       4,196     39,471  Bloomsbury Publishing                     47,688        118,422      19,759     185,869
                                            PUBLISHING-NEWSPAPERS (0.27%)
    22,866    57,756       9,470     90,092  Gruppo Editoriale L'Espresso (1)         122,164        308,568      50,595     481,327
       234       589          97        920  Spir Communication                        41,762        105,118      17,311     164,191
    10,010    25,211       4,146     39,367  Trinity Mirror                           118,118        297,490      48,923     464,531
                                            PUBLISHING-PERIODICALS (0.84%)
   233,144    60,794      93,286    387,224  United Business Media                  2,038,764        531,623     815,754   3,386,141
                                            QUARRYING (0.12%)
     1,619     4,093         671      6,383  Eramet                                   124,597        314,993      51,639     491,229
                                            REAL ESTATE MANAGEMENT &
                                            SERVICES (0.69%)
     6,839    17,275       2,832     26,946  Corio                                    340,761        860,747     141,107   1,342,615
     1,907     4,802         790      7,499  Goldcrest                                118,705        298,910      49,175     466,790
     2,677     6,862       1,080     10,619  Iida Home Max                             65,041        166,719      26,240     258,000
   418,283 1,056,536     173,231  1,648,050  Midland Realty Holdings                  185,404        468,311      76,785     730,500
                                            REAL ESTATE OPERATOR &
                                            DEVELOPER (2.43%)
    25,468    16,151      10,173     51,792  Inmobiliaria Colonial (1)                880,862        558,615     351,854   1,791,331
    10,990    27,223       4,553     42,766  Inmobiliaria Urbis (1)                   129,873        321,703      53,804     505,380
     1,499         -         592      2,091  IRSA Inversiones y
                                             Representaciones (2)                      14,255              -       5,630      19,885
   154,619   148,279      63,872    366,770  Kerry Properties                         297,978        285,760     123,093     706,831
    55,179         -      24,653     79,832  Land Securities Group                  1,206,177              -     538,899   1,745,076
    52,093         -      20,797     72,890  Liberty International                    821,347              -     327,905   1,149,252
   120,230         -      49,704    169,934  Mitsui Fudosan                         1,273,743              -     526,575   1,800,318
    34,866    88,093      14,445    137,404  NHP                                      154,123        389,409      63,853     607,385
 1,308,999         -     506,777  1,815,776  Sino Land (1)                          1,118,386              -     432,981   1,551,367
                                            REINSURANCE (0.36%)
    16,740         -       7,047     23,787  Swiss Reinsurance                      1,024,088              -     431,108   1,455,196
                                            RENTAL-AUTO & EQUIPMENT (0.10%)
     7,214    18,398       2,989     28,601  Northgate                                 98,344        250,807      40,747     389,898
                                            RETAIL-APPAREL & SHOE (1.43%)
     4,056    10,407       1,636     16,099  Aoki International                        45,453        116,624      18,333     180,410
    11,228                 4,606     15,834  Edgars Consolidated Stores               390,222                    160,079     550,301
    89,654    30,364      37,198    157,216  Next                                   2,743,360        929,121   1,138,237   4,810,718
     1,992     5,037         803      7,832  Right On                                  59,841        151,307      24,115     235,263
                                            RETAIL-AUTOMOBILE (0.05%)
   152,460         -      62,482    214,942  Astra International                      131,518              -      53,899     185,417
                                            RETAIL-BUILDING PRODUCTS (0.22%)
    24,580    62,475      10,184     97,239  Grafton Group (2)                        222,777        566,233      92,301     881,311
                                            RETAIL-CONSUMER ELECTRONICS (0.32%)
    87,920   222,561      36,850    347,331  Carphone Warehouse                       269,030        681,024     112,759   1,062,813
    22,820    57,735       9,455     90,010  JB Hi-Fi                                  61,023        154,388      25,283     240,694
                                            RETAIL-DISCOUNT (0.04%)
    94,700         -      38,900    133,600  Siam Makro (3)                           102,621              -      42,154     144,775
                                            RETAIL-DRUG STORE (0.05%)
     1,987     5,038         802      7,827  Tsuruha                                   49,025        124,301      19,788     193,114
                                            RETAIL-HYPERMARKETS (0.06%)
    50,068         -      20,579     70,647  Organizacion Soriana                     160,674              -      66,041     226,715
                                            RETAIL-MAJOR DEPARTMENT STORE (0.37%)
    21,812         -       9,449     31,261  Metro                                  1,036,311              -     448,932   1,485,243
                                            RETAIL-MISCELLANEOUS/
                                            DIVERSIFIED (0.61%)
   114,015         -      47,999    162,014  Coles Myer                               812,460              -     342,036   1,154,496
    18,050         -       7,469     25,519  Massmart Holdings                        125,463              -      51,916     177,379
    12,400     9,475       4,604     26,479  Ryohin Keikaku                           553,498        422,935     205,509   1,181,942
                                            RETAIL-MUSIC STORE (0.29%)
   185,146         -      77,935    263,081  HMV Group                                815,032                    343,078   1,158,110
                                            RETAIL-PUBS (0.53%)                                            -
   129,106    31,477      51,054    211,637  Punch Taverns                          1,308,774        319,089     517,545   2,145,408
                                            RETAIL-SPORTING GOODS (0.02%)
     2,909     7,180       1,205     11,294  Blacks Leisure Group                      23,453         57,886       9,715      91,054
                                            RUBBER & PLASTIC PRODUCTS (0.02%)
    18,000         -       7,000     25,000  Taiwan Green Point Enterprises            49,573              -      19,279      68,852
                                            RUBBER-TIRES (1.27%)
    48,047    14,026      19,585     81,658  Continental                            2,615,857        763,627   1,066,280   4,445,764
    20,323    51,008       8,420     79,751  Sumitomo Rubber Industries (1)           172,819        433,753      71,601     678,173
                                            SEMICONDUCTOR COMPONENT-INTEGRATED
                                            CIRCUITS (0.09%)
    75,000         -      31,000    106,000  Realtek Semiconductor                     74,764              -      30,903     105,667
   179,000         -      73,000    252,000    Taiwan Semiconductor Manufacturing     234,702              -      95,716     330,418
                                            SHIP BUILDING (0.06%)
    32,120         -      13,180     45,300  Samsung Heavy Industries                 173,870              -      71,345     245,215
                                            SOAP & CLEANING PRODUCTS (0.45%)
    64,775   164,501      26,837    256,113  McBride                                  182,185        462,672      75,481     720,338
    27,292         -      12,676     39,968  Reckitt Benckiser                        746,607              -     346,768   1,093,375
                                            STEEL PRODUCERS (1.83%)
    68,133         -      29,359     97,492  Arcelor (1)                            1,268,828              -     546,747   1,815,575
     2,601         -       1,079      3,680  Cherepovets MK Severstal (2) (3)         104,221              -      43,235     147,456
   108,265         -      44,280    152,545  China Steel                              108,897              -      44,538     153,435
     8,410    21,258       3,480     33,148  Dongkuk Steel Mill                       101,040        255,400      41,810     398,250
    13,260    33,566       5,474     52,300  Gerdau AmeriSteel (2)                     64,031        162,085      26,433     252,549
     8,470    21,420       3,510     33,400  INI Steel                                 89,656        226,733      37,154     353,543
                                            STEEL PRODUCERS (continued)
     6,717    16,981       2,783     26,481  IPSCO                                    179,304        453,291      74,289     706,884
    27,097         -      11,246     38,343  Iscor                                    237,635              -      98,625     336,260
    29,500         -      12,900     42,400  JFE Holdings                             790,352              -     345,612   1,135,964
   301,426         -     131,402    432,828  Nippon Steel                             703,961              -     306,881   1,010,842
    26,658    67,388      11,045    105,091  OneSteel                                  52,369        132,382      21,698     206,449
     7,524         -       2,653     10,177  POSCO                                    281,322              -      99,196     380,518
     9,706    24,559       3,967     38,232  Russel Metals                            103,923        262,956      42,475     409,354
    16,741         -                 16,741  Tata Iron & Steel                        106,151              -                 106,151
                                            STORAGE & WAREHOUSING (0.05%)
     6,855    17,267       2,839     26,961  Westshore Terminals                       53,952        135,899      22,344     212,195
                                            TELECOMMUNICATION EQUIPMENT (0.73%)
    17,845    44,941       7,394     70,180  GN Store Nord                            180,243        453,926      74,683     708,852
     1,423     2,481         590      4,494  Option (2)                                38,646         67,380      16,023     122,049
   517,015         -     225,264    742,279  Telefonaktiebolaget LM Ericsson (2)    1,497,299              -     652,375   2,149,674
                                            TELECOMMUNICATION SERVICES (1.12%)
   323,789         -     131,906    455,695  China Telecom                            104,000              -      42,368     146,368
    17,084         -       8,442     25,526  Mahanagar Telephone                      134,963              -      66,692     201,655
    15,689         -       6,465     22,154  SK Telecom                               309,544              -     127,554     437,098
    35,995         -      14,798     50,793  Telekom Malaysia                         108,932              -      44,783     153,715
   366,966         -     150,968    517,934  Telekomunikasi Indonesia                 175,418              -      72,166     247,584
   292,373         -     124,540    416,913  Telenor                                2,321,383              -     988,823   3,310,206
                                            TELEPHONE-INTEGRATED (0.14%)
    91,500         -      37,500    129,000  Carso Global Telecom (2)                 140,827              -      57,716     198,543
    13,877         -       5,773     19,650   Philippine Long Distance
                                              Telephone (2)                           348,313              -     144,902     493,215
                                            TELEVISION (0.87%)
     2,758     6,969       1,143     10,870  Antena 3 Television (2)                  176,644        446,348      73,206     696,198
   176,553         -      74,577    251,130  Mediaset                               2,007,782              -     848,099   2,855,881
                                            TOBACCO (1.10%)
    86,637         -      38,366    125,003  Imperial Tobacco Group                 2,017,649              -     893,488   2,911,137
    39,253         -      15,878     55,131  Korea Tobacco & Ginseng                1,086,952              -     439,677   1,526,629
                                            TRANSPORT-MARINE (1.36%)
   155,699         -      63,880    219,579  China Shipping Development (1)           130,026              -      53,347     183,373
     5,473    13,458       2,268     21,199  Dampskibsselskabet Torm                  174,741        429,685      72,412     676,838
    26,197    66,189      10,854    103,240  Kawasaki Kisen Kaisha                    174,416        440,678      72,265     687,359
    31,890         -      13,096     44,986  Malaysia International Shipping          111,615              -      45,836     157,451
   211,542         -      90,875    302,417  Mitsui O.S.K. Lines                    1,251,044              -     537,428   1,788,472
   170,366         -      66,770    237,136  Nippon Yusen Kabushiki Kaisha            855,119              -     335,139   1,190,258
    32,710    82,647      13,552    128,909  Orient Overseas International            118,932        300,500      49,274     468,706
   252,500         -     103,600    356,100  Wan Hai Lines                            242,636              -      99,553     342,189
                                            TRANSPORT-RAIL (0.48%)
       261         -         110        371  East Japan Railway                     1,369,027              -     576,985   1,946,012
                                            TRANSPORT-SERVICES (0.18%)
    21,661    54,090       8,975     84,726  Toll Holdings                            191,244        477,558      79,240     748,042
                                            VENTURE CAPITAL (0.04%)
    10,887    28,550       4,837     44,274  Japan Asia Investment                     40,804        107,005      18,129     165,938
                                            WATER (0.87%)
   179,944    88,685      75,349    343,978  Kelda Group                            1,841,439        907,549     771,076   3,520,064
                                            WEB PORTALS (0.15%)
        97       245          40        382  eAccess (1) (2)                           85,956        217,106      35,446     338,508
     2,559     6,520       1,060     10,139  Iliad                                     72,786        185,449      30,150     288,385
                                            WIRELESS EQUIPMENT (0.72%)
   107,000         -      44,000    151,000  Gemtek Technology                        251,444                    103,398     354,842
     7,500    19,519       3,026     30,045  Hitachi Kokusai Electric                  51,912        135,102      20,945     207,959
    63,564         -      27,695     91,259  Nokia                                    977,555                    425,923   1,403,478
    10,795    27,333       4,409     42,537  Uniden                                   233,304        590,726      95,288     919,318
                                           TOTAL COMMON STOCKS                    235,813,687     59,309,499 100,590,378 395,713,564

                                            PREFERRED STOCKS (0.70%)

                                            AIRLINES (0.06%)
    16,206         -       6,642     22,848  Gol Linhas Aereas Inteligentes (2)       167,394              -      68,606     236,000
                                            COMMERCIAL BANKS (0.08%)
     3,694         -       1,532      5,226  Banco Bradesco                           223,373              -      92,639     316,012
                                            DIVERSIFIED MINERALS (0.14%)
   671,724         -     278,287    950,011  Caemi Mineracao e Metalurgica (2)        402,188              -     166,621     568,809
                                            FOOD-MEAT PRODUCTS (0.07%)
   113,879         -      47,199    161,078  Sadia                                    206,146              -      85,441     291,587
                                            MACHINERY-GENERAL INDUSTRY (0.05%)
    60,872         -      25,000     85,872  WEG                                      158,148              -      64,951     223,099
                                            PETROCHEMICALS (0.04%)
 2,603,684         -   1,078,947  3,682,631  Braskem (2)                               95,724              -      39,667     135,391
                                            STEEL PRODUCERS (0.08%)
 2,636,255         -   1,073,544  3,709,799  Cia Siderurgica de Tubarao               106,429              -      43,340     149,769
     7,400         -       3,000     10,400  Usinas Siderurgicas de Minas Gerais      112,062              -      45,431     157,493
                                            TELEVISION (0.18%)
    10,490    26,504       4,346     41,340  ProSiebenSat.1 Media (1)                 187,480        473,687      77,673     738,840

                                             TOTAL PREFERRED STOCKS                 1,658,944        473,687     684,369   2,817,000

                                            COMMERCIAL PAPER (2.13%)

                                            AEROSPACE & DEFENSE EQUIPMENT (1.19%)
                                             United Technologies


 3,780,000 1,025,000           -  4,805,000   1.85%; 11/01/04                       3,780,000      1,025,000           -   4,805,000

                                            FINANCE-MORTGAGE LOAN/BANKER (0.94%)

                                             Investment in Joint Trading Account;
                                               Federal Home Loan Bank
         -         -   3,830,665  3,830,665    1.69%; 11/01/04                              -              -   3,830,665   3,830,665

                                            TOTAL COMMERCIAL PAPER                  3,780,000      1,025,000   3,830,665   8,635,665

                                            REPURCHASE AGREEMENTS (6.54%)

                                             Washington Mutual Capital; 1.95%;
                                             date 10/29/04 maturing 11/01/04
21,401,325 5,089,042           - 26,490,367  (collateralized by U.S. Government
                                             Agency Securities; $27,015,784;
                                             08/01/19 - 11/01/34) (5)              21,397,848      5,088,215              26,486,063

                                         TOTAL REPURCHASE AGREEMENTS                21,397,848     5,088,215           -  26,486,063

                                       TOTAL PORTFOLIO INVESTMENTS (107.05%)       262,650,479    65,896,401 105,105,412 433,652,292

                                               Liabilities, net of cash,
                                                 receivables and
                                                 other assets (-7.05%)            (23,116,639)   (4,821,811)   (614,040)(28,552,490)

                                                     TOTAL NET ASSETS (100.00%)   $239,533,840  $ 61,074,590$104,491,372$405,099,802
                                                                                  ==================================================

(1)  Security of a portion of the security was on loan at the end of the period.
(2)  Non-income producing security.
(3) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,069,975 or 2.49% of net assets.
(4) Security exempt from registration uner Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $362,569 or 0.09% of net assets.
(5)  Security was purchased with the cash proceeds from securities loans.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.

                            Unrealized Appreciation                        $27,311,096    $11,100,458    $10,038,396     $48,449,950
                            Unrealized Depreciation                         (4,485,129)      (827,212)    (1,126,526)    (6,438,867)
                            Net Unrealized Appreciation (Depreciation)      22,825,967     10,273,246      8,911,870      42,011,083
                            Cost for federal income tax purposes          $239,824,512    $55,623,155    $96,193,542    $391,641,209


                       INVESTMENTS BY COUNTRY (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
          Percentage of Total Value           Country                                     Value
-------------------------------------------------------------------------------------------------------------------------------

  0.11%          -       0.10%      0.09%    Argentina        $ 287,857      $     -            $ 105,331        $ 393,188
  2.19        5.99       2.29      2.7893    Australia        5,739,572        3,948,320        2,407,856       12,095,748
  0.48        0.28       0.52      0.4591    Austria          1,256,077          186,925          548,081        1,991,083
  0.67        1.95       0.71      0.8752    Belgium          1,754,733        1,288,742          751,722        3,795,197
  0.07        0.71       0.07      0.1685    Bermuda            185,404          468,311           76,785          730,500
  0.91           -       0.94      0.7785    Brazil           2,389,909                -          986,196        3,376,105
  3.49        4.99       4.16      3.8838    Canada           9,176,414        3,291,628        4,374,340       16,842,382
  0.04        0.37       0.04      0.0870    Cayman Islands      96,949          241,070           39,102          377,121
  0.08           -       0.09      0.0732    Chile              219,153                -           98,095          317,248
  0.34           -       0.35      0.2906    China              892,791                -          367,239        1,260,030
  0.77        4.06       0.80      1.2770    Denmark          2,021,055        2,674,308          842,422        5,537,785
  1.61        0.70       1.69      1.4898    Finland          4,228,388          460,356        1,771,923        6,460,667
  7.09        4.21       7.40      6.7270    France          18,622,322        2,773,309        7,776,171       29,171,802
  6.19        7.15       6.51      6.4147    Germany         16,268,335        4,709,851        6,839,361       27,817,547
  1.18        0.41       1.27      1.0835    Greece           3,100,880          267,656        1,330,203        4,698,739
  1.19        2.19       1.21      1.3447    Hong Kong        3,117,660        1,442,223        1,271,432        5,831,315
  0.12           -       0.13      0.1149    Hungary            322,653                -          132,403          455,056
  0.26           -       0.27      0.2245    India              689,728                -          283,729          973,457
  0.21           -       0.21      0.1849    Indonesia          537,828                -          220,780          758,608
  1.14        2.56       1.18      1.3632    Ireland          2,984,238        1,684,210        1,243,130        5,911,578
  0.18           -       0.19      0.1579    Israel             485,064                -          199,634          684,698
  4.16        3.53       4.44      4.1305    Italy           10,916,498        2,324,533        4,670,965       17,911,996
 17.48       19.04      18.59     17.9831    Japan           45,897,723       12,544,567       19,542,039       77,984,329
  2.05        1.99       2.08      2.0470    Korea            5,372,909        1,314,678        2,189,218        8,876,805
  0.55        0.68       0.59      0.5803    Luxemburg        1,445,257          445,856          625,462        2,516,575
  0.34           -       0.35      0.2928    Malaysia           900,138                -          369,577        1,269,715
  0.55           -       0.57      0.4709    Mexico           1,446,591                -          595,630        2,042,221
  1.61        2.49       1.77      1.7850    Netherlands      4,233,878        1,642,784        1,864,116        7,740,778
  3.13        0.62       3.47      2.8334    Norway           8,232,724          406,380        3,648,067       12,287,171
  0.05           -       0.05      0.0386    Peru               118,656                -           48,571          167,227
  0.13           -       0.14      0.1137    Phillipines        348,313                -          144,902          493,215
  0.11           -       0.11      0.0896    Poland             275,624                -          113,092          388,716
  0.30           -       0.30      0.2515    Russia             776,535                -          314,215        1,090,750
  0.53           -       0.56      0.5129    Singapore        1,403,349          235,775          584,917        2,224,041
  0.91        0.36       0.97      0.7882    South Africa     2,400,744                -        1,017,325        3,418,069
  2.96           -       3.10      2.9630    Spain            7,779,432        1,814,719        3,255,103       12,849,254
  1.81        2.75       1.95      1.6180    Sweden           4,763,381          205,713        2,047,264        7,016,358
  4.90        0.31       5.28      4.9984    Switzerland     12,872,790        3,250,500        5,552,434       21,675,724
  0.91        4.93       0.93      0.7762    Taiwan           2,386,127                -          980,004        3,366,131
  0.21           -       0.21      0.1765    Thailand           543,530                -          221,741          765,271
     -           -       0.25      0.0605    Turkey                   -                -          262,354          262,354
 19.23       18.45      20.33     19.3802    United Kingdom  50,513,792       12,160,772       21,367,936       84,042,500
  9.76        9.28       3.83      8.2516    United States   25,645,478        6,113,215        4,024,545       35,783,238
                                                           $262,650,479     $ 65,896,401     $105,105,412     $433,652,292
                                                           ===============================================================
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                                 COMBINED
                            PRINCIPAL      HIGH QUALITY                        HIGH QUALITY
                          LIMITED TERM      SHORT-TERM       PRO FORMA          SHORT-TERM
                         BOND FUND, INC.     BOND FUND    ADJUSTMENTS/(D)/       BOND FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $140,647,221      $ 51,781,529      $      --        $192,428,750
                         ============      ============      =========        ============
ASSETS
Investment in
 securities--at value.   $141,368,101/(c)/ $ 51,815,540      $      --        $193,183,641/(c)/
Cash..................         13,038            20,873             --              33,911
Receivables:
 Capital Shares sold..        457,572            22,490             --             480,062
 Dividends and
  interest............      1,191,843           448,583             --           1,640,426
 Investment securities
  sold................          2,751                --             --               2,751
Other assets..........            362                --             --                 362
Prepaid expenses......            135                --             --                 135
                         ------------      ------------      ---------        ------------
          Total Assets    143,033,802        52,307,486             --         195,341,288
LIABILITIES
Accrued management and
 investment advisory
 fees.................         13,015             3,953             --              16,968
Accrued administrative
 service fees.........             --               144             --                 144
Accrued distribution
 fees.................          5,059             4,377             --               9,436
Accrued service fees..             --               189             --                 189
Accrued transfer and
 administrative fees..         30,530            17,645             --              48,175
Accrued other expenses         22,819             7,155             --              29,974
Payables:
 Capital Shares
  reacquired..........        243,349                66             --             243,415
 Investment securities
  purchased...........      2,512,542           523,600             --           3,036,142
 Reorganization costs.             --                --         16,766              16,766
Collateral obligation
 on securities loaned,
 at value.............        241,600                --             --             241,600
                         ------------      ------------      ---------        ------------
     Total Liabilities      3,068,914           557,129         16,766           3,642,809
                         ------------      ------------      ---------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $139,964,888      $ 51,750,357      $ (16,766)       $191,698,479
                         ============      ============      =========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $143,773,864      $ 51,722,032      $      --        $195,495,896
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....     (1,540,809)           44,212        (16,766)         (1,513,363)
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (2,989,047)          (49,898)            --          (3,038,945)
Net unrealized
 appreciation
 (depreciation) of
 investments..........        720,880            34,011             --             754,891
                         ------------      ------------      ---------        ------------
      Total Net Assets   $139,964,888      $ 51,750,357      $ (16,766)       $191,698,479
                         ============      ============      =========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000             --         225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $    959,506            N/A        $    959,506
  Shares issued and
 outstanding..........                           93,320                             93,320
  Net asset value per
 share................                     $      10.28                       $      10.28
                                           ============                       ============

Advisors Select: Net
 Assets...............            N/A      $     88,757            N/A        $     88,757
  Shares issued and
 outstanding..........                            8,700                              8,700
  Net asset value per
 share................                     $      10.20                       $      10.20
                                           ============                       ============

Class A: Net Assets...   $122,451,392               N/A      $ (16,766)       $122,434,626
  Shares issued and
 outstanding..........     12,888,188                         (919,994)         11,968,194
  Net asset value per
 share................   $       9.50                               --        $      10.23
  Maximum offering
 price per share /(a)/   $       9.64                               --        $      10.39
                         ============                               ==        ============

Class B: Net Assets...   $ 17,513,496               N/A             --        $ 17,513,496
  Shares issued and
 outstanding..........      1,814,500                         (102,747)          1,711,753
  Net asset value per
 share /(b)/..........   $       9.65                               --        $      10.23
                         ============                               ==        ============

Class J: Net Assets...            N/A      $ 45,293,791            N/A        $ 45,293,791
  Shares issued and
 outstanding..........                        4,423,841                          4,423,841
  Net asset value per
 share /(b)/..........                     $      10.24                       $      10.24
                                           ============                       ============

Institutional: Net
 Assets...............            N/A      $      9,996            N/A        $      9,996
  Shares issued and
 outstanding..........                              977                                977
  Net asset value per
 share................                     $      10.23                       $      10.23
                                           ============                       ============

Preferred: Net Assets.            N/A      $  5,387,114            N/A        $  5,387,114
  Shares issued and
 outstanding..........                          527,077                            527,077
  Net asset value per
 share................                     $      10.22                       $      10.22
                                           ============                       ============

Select: Net Assets....            N/A      $     11,193            N/A        $     11,193
  Shares issued and
 outstanding..........                            1,104                              1,104
  Net asset value per
 share................                     $      10.14                       $      10.14
                                           ============                       ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                          COMBINED
                           PRINCIPAL     HIGH QUALITY                   HIGH QUALITY
                         LIMITED TERM     SHORT-TERM     PRO FORMA       SHORT-TERM
                        BOND FUND, INC.   BOND FUND     ADJUSTMENTS      BOND FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............   $ 4,397,705     $1,655,370    $      --        $ 6,053,075
 Securities lending...         2,586             --           --              2,586
                         -----------     ----------    ---------        -----------
          Total Income     4,400,291      1,655,370           --          6,055,661
Expenses:
 Management and
  investment advisory
  fees................       604,169        199,011     (112,146)/(A)/      691,034
 Distribution fees -
  Advisors Preferred..            --          8,863           --              8,863
 Distribution fees -
  Advisors Select.....            --            651           --                651
 Distribution fees -
  Class A.............       158,247             --           --            158,247
 Distribution fees -
  Class B.............        80,745             --           --             80,745
 Distribution fees -
  Class J.............            --        209,083           --            209,083
 Distribution fees -
  Select..............            --             11           --                 11
 Administrative
  service fees -
  Advisors Preferred..            --          5,318           --              5,318
 Administrative
  service fees -
  Advisors Select.....            --            434           --                434
 Administrative
  service fees -
  Preferred...........            --          4,568           --              4,568
 Administrative
  service fees -
  Select..............            --             15           --                 15
 Registration fees -
  Class A.............        16,946             --           --             16,946
 Registration fees -
  Class B.............         8,497             --           --              8,497
 Registration fees -
  Class J.............            --         19,452           --             19,452
 Service fees -
  Advisors Preferred..            --          6,026           --              6,026
 Service fees -
  Advisors Select.....            --            543           --                543
 Service fees -
  Preferred...........            --          6,229           --              6,229
 Service fees - Select            --             18           --                 18
 Shareholder reports -
  Class A.............         5,546             --           --              5,546
 Shareholder reports -
  Class B.............         1,556             --           --              1,556
 Shareholder reports -
  Class J.............            --          8,478           --              8,478
 Transfer and
  administrative fees
  - Class A...........        38,970             --           --             38,970
 Transfer and
  administrative fees
  - Class B...........        10,378             --           --             10,378
 Transfer and
  administrative fees
  - Class J...........            --         88,126           --             88,126
 Auditing and legal
  fees................        10,126             --      (10,126)/(B)/           --
 Custodian fees.......         7,547             --       (7,547)/(B)/           --
 Directors' expenses..         4,088             --       (4,088)/(B)/           --
 Registration fees....        31,101             --           --             31,101
 Transfer and
  administrative fees.       135,714             --       8,908/(B)/        144,622
 Other expenses.......         6,715             --       (6,715)/(B)/           --
 Other expenses -
  Class J.............            --            893           --                893
                         -----------     ----------    ---------        -----------
        Total Expenses     1,120,345        557,719     (131,714)         1,546,350
                         -----------     ----------    ---------        -----------
 Net Investment Income
      (Operating Loss)     3,279,946      1,097,651      131,714          4,509,311

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      (119,536)        50,179           --            (69,357)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    (1,145,154)      (396,544)          --         (1,541,698)
                          -----------     ----------    ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    (1,264,690)      (346,365)          --         (1,611,055)
                          -----------     ----------    ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   $ 2,015,256     $  751,286    $ 131,714        $ 2,898,256
                          ===========     ==========    =========        ===========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
  Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal       High Quality                                                            Principal       High Quality
  Limited Term     Short-Term                                                             Limited Term   Short-Term Bond
Bond Fund, Inc.     Bond Fund    Combined                                                Bond Fund, Inc.        Fund        Combined
----------------------------------------------------------------------------------------------------------------------------------

                                        BONDS (89.94%)


                                        AEROSPACE & DEFENSE (0.22%)


                                         Northrop Grumman


                                          4.08%; 11/16/06                             $    132,304      $    40,709      $   173,013
     130,000          40,000    170,000


                                         Raytheon


                                          6.75%; 08/15/07
     125,000         100,000    225,000                                                    136,535          109,228          245,763


                                        AEROSPACE & DEFENSE EQUIPMENT (0.20%)


                                         General Dynamics


                                          3.00%; 05/15/08
     155,000          30,000    185,000                                                    152,883           29,590          182,473


                                         United Technologies


                                          4.88%; 11/01/06
     150,000          40,000    190,000                                                    155,929           41,581          197,510


                                        AGRICULTURAL OPERATIONS (0.12%)


                                         Bunge Limited Finance


                                          4.38%; 12/15/08
     160,000          70,000    230,000                                                    161,716           70,751          232,467


                                        AIRLINES (0.12%)


                                         Southwest Airlines


                                          5.50%; 11/01/06
     125,000          50,000    175,000                                                    130,217           52,087          182,304


                                          8.00%; 03/01/05
           -          50,000     50,000                                                          -           50,779           50,779


                                        ASSET BACKED SECURITIES (0.67%)


                                         Bear Stearns Asset Backed Securities (1)


                                          2.53%; 03/25/34
     400,000         165,000    565,000                                                    399,981          164,992          564,973


                                        Chase Funding Mortgage Loan


                                          4.88%; 08/25/28
           -         130,000    130,000                                                          -          131,502          131,502


                                         Countrywide Asset Backed Certificates


                                          3.61%; 04/25/30
     590,000               -    590,000                                                    592,538                -          592,538


                                        AUTO-CARS & LIGHT TRUCKS (0.36%)


                                        Daimler Chrysler Holding


                                          2.34%; 05/24/06 (1)
     370,000          50,000    420,000                                                    371,914           50,259          422,173


                                          7.25%; 01/18/06
     125,000         125,000    250,000                                                    131,394          131,394          262,788


                                        AUTOMOBILE SEQUENTIAL (7.52%)


                                         BMW Vehicle Owner Trust


                                          1.88%; 10/25/06
     125,000               -    125,000                                                    124,666                -          124,666


                                         Capital Auto Receivables Asset Trust


                                          2.64%; 03/17/08
     850,000         250,000  1,100,000                                                    850,218          250,064        1,100,282


                                          3.05%; 09/15/05
      22,136          22,136     44,272                                                     22,157           22,157           44,314


                                          3.58%; 10/16/06
   1,125,000         900,000  2,025,000                                                  1,133,742          906,994        2,040,736


                                          3.82%; 07/15/05
       5,134           1,483      6,617                                                      5,138            1,484            6,622


                                          4.16%; 07/16/07
     639,709         119,946    759,655                                                    643,774          120,708          764,482


                                         Chase Manhattan Auto Owner Trust


                                          2.06%; 12/15/09
     725,000         700,000  1,425,000                                                    711,400          686,869        1,398,269


                                          4.21%; 01/15/09
   1,050,000               -  1,050,000                                                  1,063,537                -        1,063,537


                                          4.24%; 09/15/08
     167,869               -    167,869                                                    169,505                -          169,505


                                         DaimlerChrysler Auto Trust


                                          2.88%; 10/08/09
     200,000               -    200,000                                                    199,963                -          199,963


                                          3.09%; 01/08/08
     100,000         250,000    350,000                                                    100,498          251,244          351,742


                                          6.70%; 03/08/06
     460,431         236,688    697,119                                                    460,972          236,966          697,938


                                         Ford Credit Auto Owner Trust


                                          2.70%; 06/15/07
     450,000         475,000    925,000                                                    450,278          475,293          925,571


                                          4.01%; 03/15/06
     334,645         113,872    448,517                                                    335,972          114,324          450,296


                                          4.72%; 12/15/05
     850,466         373,940  1,224,406                                                    852,874          374,999        1,227,873


                                         Honda Auto Receivables Owner Trust


                                          2.70%; 03/17/08
     475,000               -    475,000                                                    474,870                -          474,870


                                          4.49%; 09/17/07
     500,000         100,000    600,000                                                    506,337          101,267          607,604


                                         M&I Auto Loan Trust


                                          3.04%; 10/20/08
     500,000               -    500,000                                                    502,318                -          502,318


                                         Nissan Auto Receivables Owner Trust


                                          1.89%; 12/15/06
     109,274          72,850    182,124                                                    109,032           72,688          181,720


                                          2.70%; 12/17/07
   1,000,000               -  1,000,000                                                    998,348                -          998,348


                                          3.33%; 01/15/08
     200,000         350,000    550,000                                                    201,527          352,673          554,200


                                         Toyota Auto Receivables Owner Trust


                                          4.72%; 09/15/08
     408,361         116,675    525,036                                                    409,700          117,057          526,757


                                        BEVERAGES-NON-ALCOHOLIC (0.11%)


                                         Coca-Cola Enterprises


                                          5.25%; 05/15/07
     150,000          50,000    200,000                                                    157,776           52,592          210,368


                                        BEVERAGES-WINE & SPIRITS (0.15%)


                                         Diageo Capital


                                          3.38%; 03/20/08
     100,000          15,000    115,000                                                     99,945           14,992          114,937


                                         Diageo Finance


                                          3.00%; 12/15/06
     115,000          65,000    180,000                                                    114,995           64,997          179,992


                                        BROADCASTING SERVICES & PROGRAMMING (0.10%)


                                         Liberty Media


                                          3.50%; 09/25/06
     160,000          40,000    200,000                                                    160,159           40,040          200,199


                                        BUILDING PRODUCTS-CEMENT & AGGREGATE(0.19%)


                                         Hanson Overseas


                                          6.75%; 09/15/05
     250,000         100,000    350,000                                                    258,517          103,407          361,924


                                        CABLE TV (0.38%)


                                         Comcast Cable Communications


                                          6.38%; 01/30/06
     295,000         115,000    410,000                                                    307,714          119,956          427,670


                                         Cox Communications


                                          6.88%; 06/15/05
     120,000          30,000    150,000                                                    122,866           30,717          153,583


                                         TCI Communications


                                          7.61%; 10/04/05
     100,000          50,000    150,000                                                    103,615           51,807          155,422


                                        CELLULAR TELECOMMUNICATIONS (0.89%)


                                         360 Communications


                                          7.50%; 03/01/06
     140,000          90,000    230,000                                                    148,729           95,612          244,341


                                         AT&T Wireless Services


                                          6.88%; 04/18/05
      25,000          50,000     75,000                                                     25,494           50,987           76,481


                                          7.35%; 03/01/06
     180,000          65,000    245,000                                                    190,655           68,848          259,503


                                         Cingular Wireless


                                          5.63%; 12/15/06
     125,000          45,000    170,000                                                    131,425           47,313          178,738


                                         Telus


                                          7.50%; 06/01/07
     210,000          60,000    270,000                                                    230,743           65,926          296,669


                                         Verizon Wireless Capital


                                          5.38%; 12/15/06
     325,000         130,000    455,000                                                    340,643          136,257          476,900


                                         Vodafone Group


                                          7.63%; 02/15/05
     105,000          70,000    175,000                                                    106,551           71,034          177,585


                                        CHEMICALS-DIVERSIFIED (0.30%)


                                         Chevron Phillips Chemical


                                          5.38%; 06/15/07
     110,000          35,000    145,000                                                    115,285           36,682          151,967


                                         Dow Chemical


                                          7.00%; 08/15/05
     140,000          50,000    190,000                                                    144,626           51,652          196,278


                                         E. I. Du Pont de Nemours


                                          3.38%; 11/15/07
     150,000          75,000    225,000                                                    151,245           75,622          226,867


                                        COATINGS & PAINT (0.13%)


                                         Valspar


                                          6.00%; 05/01/07
     175,000          60,000    235,000                                                    186,008           63,774          249,782


                                        COMMERCIAL BANKS (0.33%)


                                         AmSouth Bank


                                          2.82%; 11/03/06
     115,000          50,000    165,000                                                    114,571           49,814          164,385


                                        Crestar Financial


                                          8.75%; 11/15/04
           -          75,000     75,000                                                          -           75,166           75,166


                                         Marshall & Ilsley Bank


                                          4.13%; 09/04/07
     150,000          50,000    200,000                                                    153,347           51,116          204,463


                                         Union Planters Bank


                                          5.13%; 06/15/07
     120,000          65,000    185,000                                                    126,584           68,566          195,150


                                        COMMERCIAL SERVICE-FINANCE (0.05%)


                                         Equifax


                                          4.95%; 11/01/07
      65,000          25,000     90,000                                                     68,101           26,193           94,294


                                        COMPUTER SERVICES (0.10%)


                                         Computer Sciences


                                          7.50%; 08/08/05
     130,000          50,000    180,000                                                    134,324           51,663          185,987


                                        COMPUTERS (0.26%)


                                         Hewlett-Packard


                                          5.50%; 07/01/07
     185,000         110,000    295,000                                                    195,745          116,389          312,134


                                         International Business Machines


                                          4.25%; 09/15/09
     135,000          45,000    180,000                                                    138,516           46,172          184,688


                                        COSMETICS & TOILETRIES (0.19%)


                                         Gillette


                                          2.50%; 06/01/08
      55,000               -     55,000                                                     53,927                -           53,927


                                          4.00%; 06/30/05
     110,000          45,000    155,000                                                    111,031           45,422          156,453


                                         Procter & Gamble


                                          4.75%; 06/15/07
     125,000          25,000    150,000                                                    130,406           26,081          156,487


                                        CREDIT CARD ASSET BACKED SECURITIES (7.85%)


                                         Bank One Issuance Trust


                                          2.94%; 06/16/08
   1,350,000         450,000  1,800,000                                                  1,354,736          451,579        1,806,315


                                          3.35%; 03/15/11
   1,100,000         245,000  1,345,000                                                  1,097,789          244,507        1,342,296


                                          3.86%; 06/15/11
     100,000               -    100,000                                                    101,375                -          101,375


                                        CREDIT CARD ASSET BACKED SECURITIES (con


                                         Capital One Master Trust


                                          5.30%; 06/15/09
     700,000         220,000    920,000                                                    729,311          229,212          958,523


                                          5.45%; 03/16/09
     750,000         150,000    900,000                                                    775,468          155,094          930,562


                                         Capital One Multi-Asset Execution Trust(1)


                                          2.09%; 12/15/09
     255,000         150,000    405,000                                                    255,158          150,093          405,251


                                         Chase Credit Card Master Trust


                                          2.07%; 05/15/09 (1)
     300,000         150,000    450,000                                                    299,981          149,991          449,972


                                          5.50%; 11/17/08
     100,000         700,000    800,000                                                    104,384          730,687          835,071


                                         Citibank Credit Card Issuance Trust


                                          2.70%; 01/15/08
     400,000         675,000  1,075,000                                                    400,214          675,361        1,075,575


                                          6.90%; 10/15/07
   1,550,000               -  1,550,000                                                  1,613,383                -        1,613,383


                                         Citibank Credit Card Master Trust I


                                          5.88%; 03/10/11
     500,000         200,000    700,000                                                    545,145          218,058          763,203


                                         Discover Card Master Trust I


                                          5.15%; 10/15/09
     923,000               -    923,000                                                    968,574                -          968,574


                                          6.05%; 08/18/08
     855,000         230,000  1,085,000                                                    891,419          239,797        1,131,216


                                         MBNA Credit Card Master Note Trust


                                          3.65%; 03/15/11
   1,200,000         400,000  1,600,000                                                  1,206,976          402,325        1,609,301


                                         MBNA Master Credit Card Trust


                                          6.90%; 01/15/08
     700,000         330,000  1,030,000                                                    724,225          341,420        1,065,645


                                        DATA PROCESSING & MANAGEMENT (0.10%)


                                         First Data


                                          3.38%; 08/01/08
     155,000          35,000    190,000                                                    154,179           34,815          188,994


                                        DIVERSIFIED FINANCIAL SERVICES (1.35%)


                                         General Electric Capital


                                          0.70%; 03/10/40 (1) (2)
   3,300,140               -  3,300,140                                                    101,218                -          101,218


                                          1.84%; 02/02/09 (1)
     120,000          55,000    175,000                                                    120,253           55,116          175,369


                                          3.75%; 12/15/09
     150,000               -    150,000                                                    149,320                -          149,320


                                          4.25%; 01/15/08
     950,000         150,000  1,100,000                                                    976,685          154,213        1,130,898


                                          5.00%; 06/15/07
     130,000         290,000    420,000                                                    136,107          303,623          439,730


                                         John Deere Capital


                                          3.63%; 05/25/07
      50,000          25,000     75,000                                                     50,512           25,256           75,768


                                          4.50%; 08/22/07
      95,000          25,000    120,000                                                     98,234           25,851          124,085


                                         NiSource Finance


                                          3.20%; 11/01/06
     135,000          20,000    155,000                                                    134,817           19,973          154,790


                                          7.63%; 11/15/05
     150,000          75,000    225,000                                                    157,221           78,610          235,831


                                        DIVERSIFIED MANUFACTURING OPERATIONS(0.33%)


                                         Cooper Industries


                                          5.25%; 07/01/07
      80,000          60,000    140,000                                                     83,994           62,996          146,990


                                         Dover


                                          6.45%; 11/15/05
     100,000               -    100,000                                                    103,595                -          103,595


                                         Honeywell International


                                          6.13%; 07/01/05
     175,000          50,000    225,000                                                    178,880           51,109          229,989


                                         Tyco International Group (3)


                                          6.13%; 01/15/09
     125,000          15,000    140,000                                                    136,378           16,365          152,743


                                        ELECTRIC-DISTRIBUTION (0.06%)


                                         Detroit Edison


                                          5.05%; 10/01/05
      75,000          40,000    115,000                                                     76,640           40,875          117,515


                                        ELECTRIC-INTEGRATED (2.08%)


                                         Alabama Power


                                          2.80%; 12/01/06
      60,000          25,000     85,000                                                     59,790           24,913           84,703


                                         Appalachian Power


                                          4.80%; 06/15/05
     140,000          60,000    200,000                                                    141,970           60,844          202,814


                                         Commonwealth Edison


                                          6.40%; 10/15/05
     230,000         120,000    350,000                                                    237,918          124,131          362,049


                                         Conectiv


                                          5.30%; 06/01/05
      45,000          55,000    100,000                                                     45,589           55,720          101,309


                                         Consolidated Edison


                                          3.63%; 08/01/08
     110,000          45,000    155,000                                                    109,824           44,928          154,752


                                         Dominion Resources


                                          2.01%; 05/15/06 (1)
     120,000          55,000    175,000                                                    120,258           55,118          175,376


                                          7.63%; 07/15/05
     105,000          70,000    175,000                                                    108,638           72,425          181,063


                                         Duke Energy


                                          3.75%; 03/05/08
      85,000               -     85,000                                                     85,661                -           85,661


                                         FPL Group Capital


                                          1.88%; 03/30/05
      75,000               -     75,000                                                     74,851                -           74,851


                                          3.25%; 04/11/06
     125,000          60,000    185,000                                                    125,850           60,408          186,258


                                         Georgia Power (1)


                                          1.90%; 02/17/09
     130,000          65,000    195,000                                                    129,966           64,983          194,949


                                         MidAmerican Energy Holdings


                                          4.63%; 10/01/07
     245,000          70,000    315,000                                                    251,050           71,729          322,779


                                         Niagara Mohawk Power


                                          7.75%; 05/15/06
     160,000          45,000    205,000                                                    171,469           48,226          219,695


                                         Oncor Electric Delivery


                                          5.00%; 09/01/07
      95,000               -     95,000                                                     99,009                -           99,009


                                         Pacific Gas & Electric


                                          3.60%; 03/01/09
     185,000          60,000    245,000                                                    183,675           59,570          243,245


                                         Pepco Holdings


                                          5.50%; 08/15/07
     105,000          25,000    130,000                                                    110,318           26,266          136,584


                                         Potomac Electric Power


                                          6.50%; 09/15/05
     150,000               -    150,000                                                    155,015                -          155,015


                                         Progress Energy


                                          6.75%; 03/01/06
     290,000         100,000    390,000                                                    304,098          104,862          408,960


                                         Public Service Company of Colorado


                                          4.38%; 10/01/08
     155,000          35,000    190,000                                                    158,830           35,865          194,695


                                         SCANA (1)


                                          2.16%; 11/15/06
     125,000          50,000    175,000                                                    125,265           50,106          175,371


                                         Tennessee Valley Authority


                                          6.38%; 06/15/05
     175,000          55,000    230,000                                                    179,539           56,427          235,966


                                        FEDERAL & FEDERALLY SPONSORED CREDIT(1.98%)


                                         Federal Farm Credit Bank


                                          3.00%; 04/15/08
   2,775,000       1,040,000  3,815,000                                                  2,759,599        1,034,228        3,793,827


                                        FIDUCIARY BANKS (0.15%)


                                         Bank of New York


                                          4.14%; 08/02/07
     100,000          30,000    130,000                                                    101,349           30,405          131,754


                                          5.20%; 07/01/07
      70,000          85,000    155,000                                                     73,612           89,385          162,997


                                        FINANCE-AUTO LOANS (2.16%)


                                         American Honda Finance (1) (2)


                                          1.86%; 02/20/07
     120,000          55,000    175,000                                                    120,043           55,020          175,063


                                         Ford Motor Credit


                                          6.13%; 01/09/06
     340,000         325,000    665,000                                                    351,303          335,804          687,107


                                          6.50%; 01/25/07
     550,000         200,000    750,000                                                    577,860          210,131          787,991


                                          7.50%; 03/15/05
     500,000               -    500,000                                                    508,861                -          508,861


                                         General Motors Acceptance


                                          3.33%; 10/20/05 (1)
     220,000          55,000    275,000                                                    220,904           55,226          276,130


                                          4.38%; 12/10/07
      95,000          75,000    170,000                                                     95,060           75,047          170,107


                                          5.13%; 05/09/08 (3)
     135,000               -    135,000                                                    137,085                           137,085


                                          6.13%; 08/28/07
     160,000          85,000    245,000                                                    166,889           88,660          255,549


                                          6.75%; 01/15/06
     670,000         250,000    920,000                                                    693,404          258,733          952,137


                                         Toyota Motor Credit


                                          2.80%; 01/18/06
     150,000          35,000    185,000                                                    150,339           35,079          185,418


                                        FINANCE-COMMERCIAL (0.55%)


                                         CIT Group


                                          1.91%; 02/15/07 (1)
     130,000          65,000    195,000                                                    129,981           64,990          194,971


                                          7.38%; 04/02/07
     470,000         165,000    635,000                                                    514,776          180,719          695,495


                                         Textron Financial


                                          5.88%; 06/01/07
     125,000          25,000    150,000                                                    133,164           26,633          159,797


                                        FINANCE-CONSUMER LOANS (1.40%)


                                         American General Finance


                                          5.88%; 07/14/06
     495,000         195,000    690,000                                                    518,934          204,428          723,362


                                         Household Finance


                                          1.86%; 02/09/07 (1)
     170,000          55,000    225,000                                                    170,203           55,066          225,269


                                          3.38%; 02/21/06
     210,000         120,000    330,000                                                    211,662          120,950          332,612


                                          6.50%; 01/24/06
     695,000         190,000    885,000                                                    726,453          198,599          925,052


                                         SLM (1)


                                          4.19%; 03/02/09
     350,000         125,000    475,000                                                    356,104          127,180          483,284


                                        FINANCE-CREDIT CARD (0.26%)


                                         American Express


                                          3.75%; 11/20/07
     150,000          60,000    210,000                                                    152,103           60,841          212,944


                                         Capital One Bank


                                          6.88%; 02/01/06
     175,000          90,000    265,000                                                    183,668           94,458          278,126


                                        FINANCE-INVESTMENT BANKER & BROKER (3.68%)


                                         Banque Paribas


                                          8.35%; 06/15/07
     140,000          70,000    210,000                                                    157,922           78,961          236,883


                                         Bear Stearns


                                          3.00%; 03/30/06
     130,000         135,000    265,000                                                    130,465          135,483          265,948


                                          6.50%; 05/01/06
     325,000          45,000    370,000                                                    342,665           47,446          390,111


                                         Citigroup


                                          6.75%; 12/01/05
   1,315,000         520,000  1,835,000                                                  1,372,425          542,708        1,915,133


                                         Credit Suisse First Boston


                                          5.75%; 04/15/07
     365,000         185,000    550,000                                                    387,370          196,338          583,708


                                         Goldman Sachs Group


                                          1.98%; 07/23/09 (1)
     125,000          50,000    175,000                                                    125,198           50,079          175,277


                                          7.63%; 08/17/05
     400,000         150,000    550,000                                                    416,164          156,061          572,225


                                        FINANCE-INVESTMENT BANKER & BROKER (conued)


                                         Lehman Brothers Holdings


                                          6.25%; 05/15/06
     530,000         225,000    755,000                                                    556,801          236,378          793,179


                                         Merrill Lynch


                                          1.95%; 02/06/09 (1)
     120,000          55,000    175,000                                                    120,004           55,002          175,006


                                          4.15%; 03/02/09 (1)
     130,000          65,000    195,000                                                    131,201           65,601          196,802


                                          6.00%; 11/15/04
     400,000         130,000    530,000                                                    400,512          130,166          530,678


                                          6.15%; 01/26/06
           -          80,000     80,000                                                          -           83,365           83,365


                                         Morgan Stanley


                                          1.84%; 02/15/07 (1)
     130,000          65,000    195,000                                                    130,050           65,025          195,075


                                          7.75%; 06/15/05
     595,000         315,000    910,000                                                    614,380          325,260          939,640


                                        FINANCE-LEASING COMPANY (0.39%)


                                         Boeing Capital


                                          5.75%; 02/15/07
     260,000         100,000    360,000                                                    275,261          105,869          381,130


                                         International Lease Finance


                                          2.41%; 01/15/10 (1)
     150,000          50,000    200,000                                                    149,462           49,821          199,283


                                          5.80%; 08/15/07
     140,000          25,000    165,000                                                    149,059           26,618          175,677


                                        FINANCE-MORTGAGE LOAN/BANKER (24.42%)


                                         Countrywide Home Loan


                                          1.87%; 02/17/06 (1)
     320,000          65,000    385,000                                                    319,906           64,981          384,887


                                          2.88%; 02/15/07
     120,000         130,000    250,000                                                    118,782          128,680          247,462


                                          4.50%; 01/25/33
     140,790          93,860    234,650                                                    140,858           93,905          234,763


                                         Federal Home Loan Bank


                                          2.88%; 09/15/06
   8,300,000       3,075,000  1,375,000                                                  8,323,755        3,083,801       11,407,556


                                         Federal Home Loan Mortgage


                                          1.50%; 08/15/05
   2,850,000       1,050,000  3,900,000                                                  2,831,341        1,043,126        3,874,467


                                          5.25%; 01/15/06
   5,225,000       1,950,000  7,175,000                                                  5,393,705        2,012,961        7,406,666


                                          5.75%; 03/15/09
   2,600,000         900,000  3,500,000                                                  2,838,446          982,539        3,820,985


                                         Federal National Mortgage Association


                                          4.13%; 02/17/09 (1)
     400,000         190,000    590,000                                                    407,576          193,599          601,175


                                          4.25%; 05/15/09
   2,700,000       1,000,000  3,700,000                                                  2,779,399        1,029,407        3,808,806


                                          5.25%; 04/15/07
   5,200,000       1,950,000  7,150,000                                                  5,481,528        2,055,573        7,537,101


                                          7.00%; 07/15/05
   5,300,000       1,950,000  7,250,000                                                  5,472,891        2,013,611        7,486,502


                                        FINANCE-OTHER SERVICES (0.74%)


                                         Caterpillar Financial Services


                                          3.00%; 02/15/07
     170,000          60,000    230,000                                                    169,656           59,878          229,534


                                          4.69%; 04/25/05
      80,000          50,000    130,000                                                     80,967           50,605          131,572


                                         Mellon Funding


                                          4.88%; 06/15/07
     120,000          80,000    200,000                                                    125,133           83,422          208,555


                                         National Rural Utilities


                                          6.00%; 05/15/06
     255,000          70,000    325,000                                                    267,106           73,323          340,429


                                         Verizon Global Funding


                                          6.75%; 12/01/05
     355,000         125,000    480,000                                                    370,765          130,551          501,316


                                        FOOD-MEAT PRODUCTS (0.16%)


                                         Tyson Foods


                                          6.75%; 06/01/05
     150,000          50,000    200,000                                                    152,627           50,876          203,503


                                          7.25%; 10/01/06
     100,000               -    100,000                                                    107,326                -          107,326


                                        FOOD-MISCELLANEOUS/DIVERSIFIED (0.77%)


                                         Campbell Soup


                                          5.50%; 03/15/07
     265,000         100,000    365,000                                                    278,436          105,070          383,506


                                         General Mills


                                          5.13%; 02/15/07
      85,000          30,000    115,000                                                     88,496           31,234          119,730


                                         Kellogg


                                          6.00%; 04/01/06
     165,000          55,000    220,000                                                    172,274           57,425          229,699


                                         Kraft Foods


                                          4.63%; 11/01/06
     220,000          70,000    290,000                                                    226,434           72,047          298,481


                                         Sara Lee


                                          2.75%; 06/15/08
      60,000          20,000     80,000                                                     59,049           19,683           78,732


                                          5.95%; 01/20/05
     125,000          40,000    165,000                                                    125,828           40,265          166,093


                                         Unilever Capital


                                          6.88%; 11/01/05
     155,000          35,000    190,000                                                    161,482           36,463          197,945


                                        FOOD-RETAIL (0.19%)


                                         Safeway


                                          2.50%; 11/01/05
     105,000         100,000    205,000                                                    104,665           99,681          204,346


                                          3.80%; 08/15/05
     150,000               -    150,000                                                    151,172                -          151,172


                                        GAS-DISTRIBUTION (0.08%)


                                         Sempra Energy


                                          4.75%; 05/15/09
     135,000          15,000    150,000                                                    138,651           15,406          154,057


                                        HOME EQUITY-OTHER (0.15%)


                                         Argent Securities (1)


                                          2.15%; 02/25/34
     130,000          65,000    195,000                                                    129,736           64,868          194,604


                                         Specialty Underwriting & Residential
                                         Finance (1)


                                          2.44%; 02/25/35
      60,000          25,000     85,000                                                     59,997           24,999           84,996


                                        HOME EQUITY-SEQUENTIAL (0.96%)


                                         Ameriquest Mortgage Securities


                                          2.13%; 04/25/34 (1)
     300,000         150,000    450,000                                                    299,987          149,993          449,980


                                          3.02%; 10/25/33
      75,000               -     75,000                                                     74,642                -           74,642


                                          3.64%; 01/25/34
     750,000               -    750,000                                                    754,769                -          754,769


                                         New Century Home Equity Loan Trust


                                          3.56%; 11/25/33
     400,000         160,000    560,000                                                    401,094          160,438          561,532


                                        INDUSTRIAL GASES (0.14%)


                                         Praxair


                                          4.75%; 07/15/07
     115,000          45,000    160,000                                                    119,271           46,671          165,942


                                          6.85%; 06/15/05
      50,000          50,000    100,000                                                     51,265           51,265          102,530


                                        INSURANCE BROKERS (0.28%)


                                         Aon


                                          6.70%; 01/15/07 (1)
     110,000          60,000    170,000                                                    115,492           62,996          178,488


                                          8.65%; 05/15/05
     140,000               -    140,000                                                    143,042                -          143,042


                                         Marsh & McLennan


                                          3.63%; 02/15/08
     145,000          75,000    220,000                                                    140,347           72,593          212,940


                                        INVESTMENT MANAGEMENT & ADVISORY
                                        SERVICES (0.08%)


                                         AMVESCAP


                                          6.60%; 05/15/05
     105,000          50,000    155,000                                                    107,082           50,991          158,073


                                        LIFE & HEALTH INSURANCE (0.32%)


                                         Lincoln National


                                          5.25%; 06/15/07
     110,000          50,000    160,000                                                    115,246           52,384          167,630


                                         ReliaStar Financial


                                          8.63%; 02/15/05
     115,000          60,000    175,000                                                    116,909           60,996          177,905


                                         Torchmark


                                          6.25%; 12/15/06
     160,000          85,000    245,000                                                    170,443           90,548          260,991


                                        MEDICAL PRODUCTS (0.08%)


                                         Baxter International


                                          5.25%; 05/01/07
     130,000          20,000    150,000                                                    136,021           20,926          156,947


                                        MEDICAL-DRUGS (0.20%)


                                         Eli Lilly


                                          5.50%; 07/15/06
     116,000          60,000    176,000                                                    121,192           62,685          183,877


                                         GlaxoSmithKline Capital


                                          2.38%; 04/16/07
     130,000          65,000    195,000                                                    128,206           64,103          192,309


                                        MEDICAL-HMO (0.42%)


                                         Anthem


                                          3.50%; 09/01/07
     150,000          50,000    200,000                                                    148,977           49,659          198,636


                                          4.88%; 08/01/05
     165,000          40,000    205,000                                                    166,920           40,465          207,385


                                         UnitedHealth Group


                                          3.30%; 01/30/08
     175,000          65,000    240,000                                                    173,660           64,502          238,162


                                          3.38%; 08/15/07
     130,000          40,000    170,000                                                    129,531           39,856          169,387


                                        METAL-ALUMINUM (0.21%)


                                         Alcan


                                          6.25%; 11/01/08
      95,000          25,000    120,000                                                    103,440           27,221          130,661


                                         Alcoa


                                          4.25%; 08/15/07
     195,000          75,000    270,000                                                    200,503           77,117          277,620


                                        METAL-DIVERSIFIED (0.09%)


                                         Rio Tinto Finance


                                          2.63%; 09/30/08
     150,000          35,000    185,000                                                    144,869           33,803          178,672


                                        MISCELLANEOUS INVESTING (0.65%)


                                         Archstone-Smith Operating Trust


                                          3.00%; 06/15/08
     150,000          30,000    180,000                                                    146,271           29,254          175,525


                                         Camden Property Trust


                                          5.88%; 06/01/07
     120,000          25,000    145,000                                                    127,203           26,501          153,704


                                         Developers Diversified Realty


                                          3.88%; 01/30/09
     120,000          65,000    185,000                                                    118,204           64,027          182,231


                                         Duke Realty


                                          3.35%; 01/15/08
     115,000          60,000    175,000                                                    113,868           59,409          173,277


                                         HRPT Properties Trust


                                          6.70%; 02/23/05
     150,000               -    150,000                                                    151,853                -          151,853


                                         New Plan Excel Realty Trust


                                          5.88%; 06/15/07
     125,000          50,000    175,000                                                    131,892           52,757          184,649


                                         Simon Property Group


                                          3.75%; 01/30/09
     165,000          60,000    225,000                                                    162,929           59,247          222,176


                                        MONEY CENTER BANKS (1.06%)


                                         Bank of America


                                          4.75%; 10/15/06
     640,000         215,000    855,000                                                    662,485          222,553          885,038


                                         JP Morgan Chase


                                          3.13%; 12/11/06
     130,000         160,000    290,000                                                    130,393          160,484          290,877


                                          5.25%; 05/30/07
     385,000         105,000    490,000                                                    403,779          110,121          513,900


                                          5.35%; 03/01/07
     180,000               -    180,000                                                    188,934                -          188,934


                                          6.50%; 08/01/05
     150,000               -    150,000                                                    154,308                -          154,308


                                        MORTGAGE BACKED SECURITIES (9.99%)


                                        Banc of America Commercial Mortgage


                                          7.11%; 11/15/31
           -         506,314    506,314                                                          -          547,656          547,656


                                         Bear Stearns Commercial Mortgage Securities


                                          0.65%; 05/11/39 (1) (2)
   2,550,199       1,275,099  3,825,298                                                     72,232           36,116          108,348


                                          3.97%; 11/11/35
     422,502               -    422,502                                                    425,740                -          425,740


                                          6.08%; 02/15/35
     426,554               -    426,554                                                    452,321                -          452,321


                                          7.64%; 02/15/32
     526,592         126,158    652,750                                                    567,447          135,945          703,392


                                         Chase Commercial Mortgage Securities


                                          7.03%; 01/15/32
     301,552         150,776    452,328                                                    324,282          162,141          486,423


                                          7.56%; 10/15/32
     500,000               -    500,000                                                    581,390                -          581,390


                                         Chase Manhattan Bank-First Union National
                            `            Bank Commercial Mortgage Trust


                                          7.13%; 08/15/31
   1,126,135         215,576  1,341,711                                                  1,201,259          229,957        1,431,216


                                         Commercial Mortgage Acceptance


                                          6.79%; 06/15/31
      48,964               -     48,964                                                     52,158                -           52,158


                                         Commercial Mortgage Pass-Through Cert (2)


                                          3.25%; 06/10/38
      93,594         187,189    280,783                                                     91,018          182,037          273,055


                                         CS First Boston Mortgage Securities


                                          4.39%; 07/15/06
      24,826           9,800     34,626                                                     24,849            9,809           34,658


                                          6.25%; 12/16/35
     400,000         100,000    500,000                                                    432,110          108,027          540,137


                                          6.38%; 12/16/35
     100,000               -    100,000                                                    111,378                -          111,378


                                         DLJ Commercial Mortgage


                                          6.14%; 02/18/31
     111,111               -    111,111                                                    111,776                -          111,776


                                         First Union Commercial Mortgage Securities


                                          7.38%; 04/18/29
     493,204         164,401    657,605                                                    531,407          177,136          708,543


                                        First Union Nat'l Bank Commercial Mortgage


                                          5.59%; 02/12/34
           -          42,308     42,308                                                          -           44,842           44,842


                                        First Union - Lehman Brothers - Bank of
                                        America Commercial Mortgage Trust


                                          6.56%; 11/18/35
           -         150,000    150,000                                                          -          163,192          163,192


                                         GE Capital Commercial Mortgage


                                          3.35%; 08/11/36
     275,765          81,708    357,473                                                    276,789           82,011          358,800


                                          5.99%; 12/10/35
     130,000               -    130,000                                                    141,052                -          141,052


                                          6.32%; 01/15/33
      93,219               -     93,219                                                     97,953                -           97,953


                                         GMAC Commercial Mortgage Securities


                                          4.32%; 10/15/38
     113,675               -    113,675                                                    115,712                -          115,712


                                          6.57%; 09/15/33
     149,941          41,234    191,175                                                    153,352           42,172          195,524


                                         JP Morgan Chase Commercial Mortgage Sec.


                                          3.48%; 06/12/41
     765,610               -    765,610                                                    765,065                -          765,065


                                          4.37%; 10/12/37
     461,505         184,602    646,107                                                    471,182          188,473          659,655


                                          4.47%; 11/15/35
     197,802         153,846    351,648                                                    200,550          155,984          356,534


                                          4.55%; 05/12/34
     405,112         144,683    549,795                                                    413,003          147,501          560,504


                                          6.04%; 11/15/35
           -         550,000    550,000                                                          -          591,627          591,627


                                        JP Morgan Commercial Mortgage Finance


                                          7.16%; 09/15/29
           -         155,000    155,000                                                          -          169,717          169,717


                                         LB-UBS Commercial Mortgage Trust


                                          1.23%; 03/15/36 (1) (2)
   1,691,618         676,647  2,368,265                                                     88,201           35,280          123,481


                                          2.60%; 05/15/27
                      85,724     85,724                                                          -           84,051           84,051


                                          3.63%; 10/15/29
   1,200,000         200,000  1,400,000                                                  1,205,906          200,984        1,406,890


                                          4.19%; 08/15/29
     220,000               -    220,000                                                    223,363                -          223,363


                                          4.90%; 06/15/26 (2)
   1,235,000         370,000  1,605,000                                                  1,284,425          384,807        1,669,232


                                          5.40%; 03/15/26
     385,139         157,557    542,696                                                    397,330          162,544          559,874


                                          5.97%; 03/15/26
                     295,000    295,000                                                          -          315,565          315,565


                                          6.06%; 06/15/20
     595,318         176,391    771,709                                                    635,451          188,282          823,733


                                         Merrill Lynch Mortgage Investors


                                          7.12%; 06/18/29
     289,432               -    289,432                                                    309,430                -          309,430


                                          7.80%; 12/26/25 (1)
     200,000          50,000    250,000                                                    206,440           51,610          258,050


                                        Midland Realty Acceptance


                                          7.23%; 01/25/29
           -          35,832     35,832                                                          -           38,028           38,028


                                         Morgan Stanley Capital I


                                          4.57%; 12/18/32 (2)
     505,339          87,885    593,224                                                    513,068           89,229          602,297


                                          5.33%; 12/18/32
     500,000          75,000    575,000                                                    522,552           78,383          600,935


                                          6.54%; 02/15/31 (2)
     185,000          95,000    280,000                                                    202,038          103,749          305,787


                                         NationsLink Funding


                                          7.03%; 06/20/31
      45,329          62,328    107,657                                                     48,310           66,427          114,737


                                          7.23%; 06/20/31
     100,000         230,000    330,000                                                    111,654          256,805          368,459


                                         PNC Mortgage Acceptance


                                          7.11%; 12/10/32
     241,518               -    241,518                                                    260,390                -          260,390


                                         Wachovia Bank Commercial
                                         Mortgage Trust(1)(2)


                                          0.33%; 01/15/41
  23,363,978               -  3,363,978                                                    308,007                -          308,007


                                        MULTI-LINE INSURANCE (0.46%)


                                         Allstate


                                          5.38%; 12/01/06
     135,000          45,000    180,000                                                    141,316           47,105          188,421


                                          7.88%; 05/01/05
      90,000          25,000    115,000                                                     92,366           25,657          118,023


                                         Hartford Financial Services Group


                                          4.70%; 09/01/07
     155,000          55,000    210,000                                                    158,877           56,376          215,253


                                         MetLife


                                          3.91%; 05/15/05
     150,000               -    150,000                                                    151,197                -          151,197


                                          5.25%; 12/01/06
     150,000          50,000    200,000                                                    156,272           52,091          208,363


                                        MULTIMEDIA (0.86%)


                                         AOL Time Warner


                                          6.13%; 04/15/06
     305,000         120,000    425,000                                                    318,845          125,447          444,292


                                         Gannett


                                          5.50%; 04/01/07
     120,000          25,000    145,000                                                    126,827           26,422          153,249


                                         Thomson


                                          5.75%; 02/01/08
     145,000          40,000    185,000                                                    154,823           42,710          197,533


                                         Viacom


                                          7.15%; 05/20/05
      80,000               -     80,000                                                     82,059                -           82,059


                                          7.75%; 06/01/05
     260,000         170,000    430,000                                                    268,225          175,378          443,603


                                         Walt Disney


                                          7.30%; 02/08/05
     235,000          80,000    315,000                                                    238,080           81,049          319,129


                                        OIL COMPANY-EXPLORATION & PRODUCTION (0.47%)


                                         Kerr-McGee


                                          5.38%; 04/15/05
     170,000          70,000    240,000                                                    172,035           70,838          242,873


                                         PennzEnergy


                                          10.25%; 11/01/05
     175,000          60,000    235,000                                                    186,255           63,859          250,114


                                         Petroleos Mexicanos


                                          6.50%; 02/01/05
     260,000         140,000    400,000                                                    262,600          141,400          404,000


                                        OIL COMPANY-INTEGRATED (0.38%)


                                         BP Canada Finance


                                          3.63%; 01/15/09
     145,000          70,000    215,000                                                    144,910           69,957          214,867


                                         ChevronTexaco Capital


                                          3.38%; 02/15/08
     125,000          30,000    155,000                                                    125,611           30,146          155,757


                                         Marathon Oil


                                          5.38%; 06/01/07
     125,000          25,000    150,000                                                    131,471           26,294          157,765


                                         Occidental Petroleum


                                          4.00%; 11/30/07
     150,000          40,000    190,000                                                    152,841           40,758          193,599


                                        OIL FIELD MACHINERY & EQUIPMENT (0.12%)


                                         Cooper Cameron


                                          2.65%; 04/15/07
     165,000          60,000    225,000                                                    162,144           58,962          221,106


                                        OIL REFINING & MARKETING (0.08%)


                                         Valero Energy


                                          6.13%; 04/15/07
     120,000          20,000    140,000                                                    128,164           21,361          149,525


                                        OIL-FIELD SERVICES (0.09%)


                                         Halliburton (1)


                                          3.57%; 10/17/05
     120,000          55,000    175,000                                                    120,976           55,447          176,423


                                        PAPER & RELATED PRODUCTS (0.34%)


                                         Champion International


                                          7.10%; 09/01/05
     125,000          50,000    175,000                                                    128,888           51,555          180,443


                                         Union Camp


                                          7.00%; 08/15/06
     179,000          70,000    249,000                                                    190,876           74,644          265,520


                                         Weyerhaeuser


                                          5.50%; 03/15/05
      31,000          21,000     52,000                                                     31,324           21,219           52,543


                                          6.13%; 03/15/07
     125,000          25,000    150,000                                                    133,288           26,658          159,946


                                        PHOTO EQUIPMENT & SUPPLIES (0.10%)


                                         Eastman Kodak


                                          3.63%; 05/15/08
     160,000          35,000    195,000                                                    157,040           34,353          191,393


                                        PIPELINES (0.63%)


                                         Duke Energy Field Services


                                          7.50%; 08/16/05
     240,000         110,000    350,000                                                    248,886          114,073          362,959


                                         Enbridge Energy Partners


                                          4.00%; 01/15/09
     150,000          50,000    200,000                                                    149,191           49,730          198,921


                                         Kinder Morgan


                                          6.65%; 03/01/05
     375,000         100,000    475,000                                                    379,888          101,303          481,191


                                         Kinder Morgan Energy Partners


                                          5.35%; 08/15/07
     100,000          25,000    125,000                                                    104,831           26,208          131,039


                                          8.00%; 03/15/05
      25,000               -     25,000                                                     25,472                -           25,472


                                        PROPERTY & CASUALTY INSURANCE (0.37%)


                                         ACE


                                          6.00%; 04/01/07
     150,000          50,000    200,000                                                    157,454           52,485          209,939


                                         Chubb


                                          6.15%; 08/15/05
      50,000               -     50,000                                                     51,219                -           51,219


                                         St. Paul


                                          6.74%; 07/18/05
           -          25,000     25,000                                                          -           25,608           25,608


                                          7.88%; 04/15/05
     200,000         105,000    305,000                                                    204,613          107,422          312,035


                                         Travelers Property Casualty


                                          3.75%; 03/15/08
     105,000               -    105,000                                                    104,510                -          104,510


                                        PUBLISHING-BOOKS (0.20%)


                                         Reed Elsevier Capital


                                          6.13%; 08/01/06
     115,000          50,000    165,000                                                    120,848           52,543          173,391


                                          7.00%; 05/15/05
     150,000          50,000    200,000                                                    153,580           51,193          204,773


                                        REAL ESTATE OPERATOR & DEVELOPER (0.19%)


                                         EOP Operating


                                          7.75%; 11/15/07
     175,000          65,000    240,000                                                    195,664           72,675          268,339


                                         ERP Operating


                                          4.75%; 06/15/09
      80,000          15,000     95,000                                                     82,408           15,452           97,860


                                        REGIONAL AUTHORITY (0.72%)


                                         New Brunswick


                                          3.50%; 10/23/07
      40,000          40,000     80,000                                                     40,461           40,461           80,922


                                         Province of Manitoba


                                          2.75%; 01/17/06
     155,000          50,000    205,000                                                    155,707           50,228          205,935


                                         Province of Ontario


                                          3.50%; 09/17/07
     435,000         225,000    660,000                                                    438,662          226,894          665,556


                                         Province of Quebec


                                          5.50%; 04/11/06
     315,000          90,000    405,000                                                    327,582           93,595          421,177


                                        REGIONAL BANKS (2.57%)


                                         Bank One


                                          7.63%; 08/01/05
     625,000         310,000    935,000                                                    649,044          321,926          970,970


                                         Fifth Third Bancorp


                                          3.38%; 08/15/08
     130,000          15,000    145,000                                                    129,270           14,916          144,186


                                         First Union


                                          7.55%; 08/18/05
     565,000         250,000    815,000                                                    587,373          259,899          847,272


                                         FleetBoston Financial


                                          7.25%; 09/15/05
     350,000         155,000    505,000                                                    363,758          161,093          524,851


                                         KeyCorp


                                          4.63%; 05/16/05
     160,000          45,000    205,000                                                    161,706           45,480          207,186


                                         Korea Development Bank


                                          3.88%; 03/02/09
     120,000          55,000    175,000                                                    120,019           55,009          175,028


                                          7.25%; 05/15/06
     160,000          40,000    200,000                                                    170,731           42,683          213,414


                                         PNC Funding


                                          5.75%; 08/01/06
     220,000         100,000    320,000                                                    230,401          104,728          335,129


                                         SunTrust Banks


                                          2.50%; 11/01/06
      55,000               -     55,000                                                     54,543                -           54,543


                                          5.05%; 07/01/07
      70,000               -     70,000                                                     73,261                -           73,261


                                         U.S. Bancorp


                                          6.75%; 10/15/05
     202,000         115,000    317,000                                                    209,364          119,192          328,556


                                         Wells Fargo


                                          5.90%; 05/21/06
     730,000         275,000  1,005,000                                                    766,498          288,749        1,055,247


                                        REINSURANCE (0.07%)


                                         Berkshire Hathaway


                                          3.38%; 10/15/08
     100,000          40,000    140,000                                                     99,656           39,862          139,518


                                        RENTAL-AUTO & EQUIPMENT (0.08%)


                                         Hertz


                                          4.70%; 10/02/06
     100,000          50,000    150,000                                                    101,641           50,820          152,461


                                        RETAIL-DISCOUNT (0.42%)


                                         Costco Wholesale


                                          5.50%; 03/15/07
     140,000          50,000    190,000                                                    147,524           52,687          200,211


                                         Target


                                          5.40%; 10/01/08
     150,000          70,000    220,000                                                    159,979           74,657          234,636


                                         Wal-Mart Stores


                                          4.38%; 07/12/07
     260,000         100,000    360,000                                                    268,774          103,375          372,149


                                        RETAIL-DRUG STORE (0.10%)


                                         CVS


                                          3.88%; 11/01/07
     150,000          45,000    195,000                                                    152,516           45,755          198,271


                                        RETAIL-MAJOR DEPARTMENT STORE (0.09%)


                                         May Department Stores (2)


                                          3.95%; 07/15/07
     130,000          50,000    180,000                                                    131,342           50,516          181,858


                                        RETAIL-RESTAURANTS (0.08%)


                                         McDonald's


                                          5.38%; 04/30/07
     113,000          30,000    143,000                                                    118,952           31,580          150,532


                                        SAVINGS & LOANS-THRIFTS (0.32%)


                                         Golden West Financial


                                          4.13%; 08/15/07
     150,000          50,000    200,000                                                    153,712           51,238          204,950


                                         Washington Mutual


                                          1.97%; 11/03/05 (1)
     140,000          60,000    200,000                                                    140,246           60,105          200,351


                                          4.00%; 01/15/09
     140,000          60,000    200,000                                                    140,766           60,328          201,094


                                        SOVEREIGN (1.31%)


                                         Finland Government


                                          4.75%; 03/06/07
     150,000          45,000    195,000                                                    156,272           46,882          203,154


                                         Italy Government


                                          4.38%; 10/25/06
   1,195,000         430,000  1,625,000                                                  1,228,774          442,153        1,670,927


                                         Mexico Government


                                          8.50%; 02/01/06
     435,000         165,000    600,000                                                    464,580          176,220          640,800


                                        SPECIAL PURPOSE BANKS (0.26%)


                                         Kreditanstalt fuer Wiederaufbau


                                          2.38%; 09/25/06
     250,000         245,000    495,000                                                    249,495          244,505          494,000


                                        SPECIAL PURPOSE ENTITY (0.09%)


                                         Fondo Latinoamericano de Reservas (2)


                                          3.00%; 08/01/06
     115,000          60,000    175,000                                                    115,337           60,176          175,513


                                        SUPRANATIONAL BANK (1.46%)


                                         Asian Development Bank


                                          2.38%; 03/15/06
     345,000         130,000    475,000                                                    344,806          129,927          474,733


                                         Corp Andina de Fomento


                                          6.75%; 03/15/05
     180,000         100,000    280,000                                                    182,598          101,443          284,041


                                          8.88%; 06/01/05
      75,000               -     75,000                                                     77,669                -           77,669


                                         European Investment Bank


                                          4.63%; 03/01/07
   1,370,000         525,000  1,895,000                                                  1,422,752          545,215        1,967,967


                                        TELEPHONE-INTEGRATED (1.50%)


                                         ALLTEL


                                          6.75%; 09/15/05
     130,000               -    130,000                                                    134,725                -          134,725


                                         BellSouth


                                          5.00%; 10/15/06
     225,000         100,000    325,000                                                    233,714          103,873          337,587


                                         British Telecommunications (1)


                                          7.88%; 12/15/05
     345,000         145,000    490,000                                                    364,439          153,170          517,609


                                         Deutsche Telekom International Finance (1)


                                          8.25%; 06/15/05
     170,000          95,000    265,000                                                    175,828           98,257          274,085


                                         France Telecom (1)


                                          7.95%; 03/01/06
     175,000          50,000    225,000                                                    186,173           53,192          239,365


                                         NYNEX Capital Funding


                                          8.75%; 12/01/04
      25,000               -     25,000                                                     25,118                -           25,118


                                         SBC Communications


                                          5.75%; 05/02/06
     325,000         120,000    445,000                                                    339,186          125,238          464,424


                                         Sprint Capital


                                          7.13%; 01/30/06
     335,000         200,000    535,000                                                    352,354          210,361          562,715


                                         Telecom Italia Capital


                                          4.00%; 11/15/08
     260,000          60,000    320,000                                                    261,731           60,399          322,130


                                        TEXTILE-HOME FURNISHINGS (0.10%)


                                         Mohawk Industries


                                          6.50%; 04/15/07
     125,000          55,000    180,000                                                    133,663           58,812          192,475


                                        TOOLS-HAND HELD (0.09%)


                                         Stanley Works


                                          3.50%; 11/01/07
     150,000          25,000    175,000                                                    151,052           25,175          176,227


                                        TRANSPORT-RAIL (0.60%)


                                         Burlington Northern Santa Fe


                                          6.38%; 12/15/05
     230,000          80,000    310,000                                                    238,295           82,885          321,180


                                         CSX


                                          6.25%; 10/15/08
     120,000          55,000    175,000                                                    130,640           59,877          190,517


                                         Norfolk Southern


                                          8.38%; 05/15/05
     325,000          75,000    400,000                                                    334,781           77,257          412,038


                                         Union Pacific


                                          7.60%; 05/01/05
     175,000          50,000    225,000                                                    179,251           51,215          230,466


                                        TRANSPORT-SERVICES (0.07%)


                                         FedEx


                                          1.88%; 04/01/05
      85,000          45,000    130,000                                                     85,047           45,025          130,072


                                                 TOTAL BONDS                           125,554,075       46,878,708      172,432,783


                                        FEDERAL HOME LOAN MORTGAGE CORPORATION
                                        (FHLMC) CERTIFICATES (4.29%)


                                        4.50%; 10/01/09
     250,127         100,051    350,178                                                    253,837          101,535          355,372


                                        4.50%; 11/01/09
           -         234,479    234,479                                                          -          237,957          237,957


                                        4.50%; 12/01/09
     388,031         166,299    554,330                                                    393,787          168,766          562,553


                                        4.50%; 01/01/10
     145,325          87,195    232,520                                                    147,514           88,508          236,022


                                        4.50%; 02/01/10
     774,915               -    774,915                                                    786,588                -          786,588


                                        4.50%; 04/01/10
     321,921               -    321,921                                                    326,770                -          326,770


                                        4.50%; 09/01/10
     285,531         224,346    509,877                                                    289,832          227,725          517,557


                                        4.50%; 10/01/10
     664,883         300,008    964,891                                                    674,898          304,527          979,425


                                        4.50%; 11/01/10
     333,468       1,042,087  1,375,555                                                    338,491        1,057,784        1,396,275


                                        4.50%; 04/01/11
     232,468               -    232,468                                                    236,023                -          236,023


                                        4.50%; 06/01/11
     682,754               -    682,754                                                    692,623                -          692,623


                                        4.50%; 07/01/11
     246,039               -    246,039                                                    249,801                -          249,801


                                        4.50%; 10/01/11
     300,000         100,000    400,000                                                    304,587          101,529          406,116


                                        5.00%; 09/01/09
     151,580               -    151,580                                                    155,047                -          155,047


                                        5.50%; 12/01/08
      44,793          14,931     59,724                                                     46,069           15,356           61,425


                                        5.50%; 02/01/09
      93,662          31,107    124,769                                                     96,332           31,994          128,326


                                        5.50%; 03/01/09
      52,992          17,664     70,656                                                     54,502           18,168           72,670


                                        5.50%; 04/01/09
     118,762          19,794    138,556                                                    122,148           20,358          142,506


                                        6.00%; 08/01/06
           -         139,634    139,634                                                          -          143,121          143,121


                                        6.50%; 04/01/09
      33,170               -     33,170                                                     35,183                -           35,183


                                        6.50%; 04/01/15
      13,775          83,265     97,040                                                     14,687           88,255          102,942


                                        7.00%; 12/01/22
     178,559               -    178,559                                                    190,805                -          190,805


                                        7.25%; 12/01/07
      39,157               -     39,157                                                     40,563                -           40,563


                                        7.50%; 12/01/29
       5,905               -      5,905                                                      6,345                -            6,345


                                        8.00%; 12/01/11
      18,142               -     18,142                                                     19,079                -           19,079


                                        8.00%; 10/01/22
      73,468               -     73,468                                                     80,716                -           80,716


                                        8.25%; 01/01/12
       7,293               -      7,293                                                      7,889                -            7,889


                                        9.00%; 09/01/09
      50,430               -     50,430                                                     52,566                -           52,566


                                                   TOTAL FHLMC CERTIFICATES              5,616,682        2,605,583        8,222,265


                                        FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                        (FNMA) CERTIFICATES (2.28%)
                                        4.00%; 05/01/10
     554,043         200,197    754,240                                                    553,323          199,937          753,260


                                        4.00%; 06/01/10
     254,882         109,509    364,391                                                    254,551          109,366          363,917


                                        4.00%; 07/01/10
     359,637         119,878    479,515                                                    359,169          119,723          478,892


                                        4.00%; 08/01/10
     245,385          81,795    327,180                                                    245,066           81,689          326,755


                                        4.50%; 12/01/09
           -          51,161     51,161                                                          -           51,873           51,873


                                        4.50%; 03/01/10
     352,523               -    352,523                                                    357,510                -          357,510


                                        4.50%; 05/01/10
           -         158,115    158,115                                                          -          160,351          160,351


                                        4.50%; 08/01/11
     631,450               -    631,450                                                    640,513                -          640,513


                                        4.50%; 09/01/11
     297,932               -    297,932                                                    302,208                -          302,208


                                        5.50%; 02/01/09
     291,622         101,406    393,028                                                    299,542          104,160          403,702


                                        5.50%; 05/01/09
           -          16,708     16,708                                                          -           17,162           17,162


                                        5.50%; 10/01/09
     189,501               -    189,501                                                    194,648                -          194,648


                                        6.00%; 07/01/28
     115,936               -    115,936                                                    120,523                -          120,523


                                        7.50%; 10/01/29
      48,298               -     48,298                                                     51,831                -           51,831


                                        8.00%; 10/01/06
       6,204               -      6,204                                                      6,361                -            6,361


                                        8.00%; 05/01/27
      21,311               -     21,311                                                     23,240                -           23,240


                                        8.50%; 05/01/22
      96,410               -     96,410                                                    106,770                -          106,770


                                        9.00%; 02/01/25
      14,105               -     14,105                                                     15,828                -           15,828


                                                  TOTAL FNMA CERTIFICATES                3,531,083          844,261        4,375,344


                                        TREASURY BONDS (1.96%)


                                         U.S. Treasury Inflation-Indexed
                                         Obligations
                                          3.38%; 01/15/07
   1,315,677         478,428  1,794,105                                                  1,409,933          512,703        1,922,636


                                         U.S. Treasury Strip
                                          0.00%; 08/15/09 (4)
   1,550,000         600,000  2,150,000                                                  1,323,260          512,229        1,835,489


                                                     TOTAL TREASURY BONDS                2,733,193        1,024,932        3,758,125





                                        COMMERCIAL PAPER (2.17%)

                                        FINANCE-CONSUMER LOANS (2.17%)
                                         Investment in Joint Trading Account;
                                         Household Finance 1.84%;
   3,691,468               -  3,691,468  11/01/04                                        3,691,468                -        3,691,468
                                         Investment in Joint Trading Account;
                                         Federal home Loan Bank 1.69%; 11/01/04
           -         462,056    462,056                                                                     462,056          462,056


                                                  TOTAL COMMERCIAL PAPER                 3,691,468          462,056        4,153,524


                                        REPURCHASE AGREEMENTS (0.13%)


                                         Bear Stearns; 1.85%; dated 10/29/04
                                         maturing 11/01/04
     241,637               -    241,637  (collateralized by FNMA; $246,432;
                                         11/17/11) (5)                                     241,600                -          241,600


                                           TOTAL REPURCHASE AGREEMENTS                     241,600                -          241,600

                                           TOTAL PORTFOLIO INVESTMENTS (101.77%)       141,368,101        51,815,540     193,183,641

                                         Liabilities, net of cash and
                                           receivables (-0.77%)                        (1,403,213)           (65,183)    (1,468,396)

                                                      TOTAL NET ASSETS (100.00%)     $139,964,888        $51,750,357    $191,715,245
                                                                                 ===================================================

(1)  Variable rate.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,023,859 or 2.10% of net assets.
(3)  Security or a portion of the security was on loan at the end of the period.
(4)  Non-income producing security.
(5)  Security was purchased with the cash proceeds from securities loans.

          UNREALIZED APPRECIATION (DEPRECIATION)
          The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:



          Unrealized Appreciation                                                $    794,090       $   258,041     $  1,052,131
          Unrealized Depreciation                                                  (1,655,645)         (224,030)      (1,879,675)
                                                                                --------------------------------------------------
          Net Unrealized Appreciation (Depreciation)                                 (861,555)           34,011        (827,544)
          Cost for federal income tax purposes                                   $ 142,229,656     $ 51,781,529    $ 194,011,185



                                                 INVESTMENTS BY SECTOR (UNAUDITED)

             Percentage of Total Value         Sector                                           Value
----------------------------------------------------------------------------------------------------------------------------------
    31.36%          32.70%         31.72%     Government                        $  44,331,585     $ 16,942,969    $  61,274,554
    19.78           18.30          19.38      Financial                            27,960,020        9,482,879       37,442,899
    17.05           16.93          17.02      Asset Backed Securities              24,107,708        8,773,836       32,881,544
    16.42           16.93          16.56      Mortgage Securities                  23,219,213        8,769,703       31,988,916
     4.09            4.38           4.17      Communications                        5,775,915        2,268,280        8,044,195
     2.57            2.33           2.50      Consumer, Non-cyclical                3,631,833        1,206,789        4,838,622
     2.34            2.15           2.29      Utilities                             3,306,372        1,114,958        4,421,330
     1.85            1.68           1.80      Industrial                            2,615,122          870,336        3,485,458
     1.76            1.60           1.72      Energy                                2,495,275          830,771        3,326,046
     1.24            1.35           1.27      Consumer, Cyclical                    1,746,275          701,900        2,448,175
     1.10            1.17           1.12      Basic Materials                       1,556,018          604,080        2,160,098
     0.44            0.48           0.45      Technology                              622,765          249,039          871,804
                                                                                $ 141,368,101     $ 51,815,540    $ 193,183,641
                                                                                =================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL CASH         MONEY         PRO FORMA       COMBINED MONEY
                        MANAGEMENT FUND, INC.  MARKET FUND   ADJUSTMENTS/(B)/    MARKET FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..     $  321,030,366      $224,105,649     $     --        $545,136,015
                           ==============      ============     ========        ============
ASSETS
Investment in
 securities--at value.     $  321,030,366      $224,105,649     $     --        $545,136,015
Cash..................              3,483             7,145           --              10,628
Receivables:
 Capital Shares sold..          1,406,509                --           --           1,406,509
 Dividends and
  interest............            182,459            50,593           --             233,052
 Expense reimbursement
  from Manager........                 --             1,426           --               1,426
Other assets..........             26,439                --           --              26,439
Prepaid expenses......                254                --           --                 254
                           --------------      ------------     --------        ------------
          Total Assets        322,649,510       224,164,813           --         546,814,323
LIABILITIES
Accrued management and
 investment advisory
 fees.................             27,280            16,857           --              44,137
Accrued administrative
 service fees.........                 --               894           --                 894
Accrued distribution
 fees.................                135            13,518           --              13,653
Accrued service fees..                 --             1,124           --               1,124
Accrued transfer and
 administrative fees..            151,614            95,576           --             247,190
Accrued other expenses             53,071            35,356           --              88,427
Payables:
 Capital Shares
  reacquired..........              6,286         5,283,676           --           5,289,962
 Reorganization costs.                 --                --       85,787              85,787
                           --------------      ------------     --------        ------------
     Total Liabilities            238,386         5,447,001       85,787           5,771,174
                           --------------      ------------     --------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES     $  322,411,124      $218,717,812     $(85,787)       $541,043,149
                           ==============      ============     ========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......     $  322,411,124      $218,717,812     $     --        $541,128,936
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....                 --                --      (85,787)            (85,787)
                           --------------      ------------     --------        ------------
      Total Net Assets     $  322,411,124      $218,717,812     $(85,787)       $541,043,149
                           ==============      ============     ========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....      2,000,000,000       765,000,000           --         765,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........                N/A      $  7,413,337          N/A        $  7,413,337
  Shares issued and
 outstanding..........                            7,413,337                        7,413,337
  Net asset value per
 share................                         $       1.00                     $       1.00
                                               ============                     ============

Advisors Select: Net
 Assets...............                N/A      $  6,393,823          N/A        $  6,393,823
  Shares issued and
 outstanding..........                            6,393,823                        6,393,823
  Net asset value per
 share................                         $       1.00                     $       1.00
                                               ============                     ============

Class A: Net Assets...     $  317,339,972               N/A     $(84,527)       $317,255,445
  Shares issued and
 outstanding..........        317,339,972                        (84,527)        317,255,445
  Net asset value per
 share................     $         1.00                             --        $       1.00
  Maximum offering
 price per share......     $         1.00                             --        $       1.00
                           ==============                             ==        ============

Class B: Net Assets...     $    5,071,152               N/A     $ (1,260)       $  5,069,892
  Shares issued and
 outstanding..........          5,071,152                         (1,260)          5,069,892
  Net asset value per
 share /(a)/..........     $         1.00                             --        $       1.00
                           ==============                             ==        ============

Class J: Net Assets...                N/A      $132,550,498          N/A        $132,550,498
  Shares issued and
 outstanding..........                          132,550,498                      132,550,498
  Net asset value per
 share /(a)/..........                         $       1.00                     $       1.00
                                               ============                     ============

Institutional: Net
 Assets...............                N/A      $ 56,277,419          N/A        $ 56,277,419
  Shares issued and
 outstanding..........                           56,277,419                       56,277,419
  Net asset value per
 share................                         $       1.00                     $       1.00
                                               ============                     ============

Preferred: Net Assets.                N/A      $ 14,598,771          N/A        $ 14,598,771
  Shares issued and
 outstanding..........                           14,598,771                       14,598,771
  Net asset value per
 share................                         $       1.00                     $       1.00
                                               ============                     ============

Select: Net Assets....                N/A      $  1,483,964          N/A        $  1,483,964
  Shares issued and
 outstanding..........                            1,483,964                        1,483,964
  Net asset value per
 share................                         $       1.00                     $       1.00
                                               ============                     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                           PRINCIPAL CASH         MONEY       PRO FORMA      COMBINED MONEY
                        MANAGEMENT FUND, INC.  MARKET FUND   ADJUSTMENTS      MARKET FUND
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............       $4,215,226        $2,269,582   $      --          $6,484,808
Expenses:
 Management and
  investment advisory
  fees................        1,481,866           715,144    (136,031)/(A)/     2,060,979
 Distribution fees -
  Advisors Preferred..               --            16,360          --              16,360
 Distribution fees -
  Advisors Select.....               --            26,849          --              26,849
 Distribution fees -
  Class B.............           13,088                --          --              13,088
 Distribution fees -
  Class J.............               --           559,299          --             559,299
 Distribution fees -
  Select..............               --               890          --                 890
 Administrative
  service fees -
  Advisors Preferred..               --             9,816          --               9,816
 Administrative
  service fees -
  Advisors Select.....               --            17,899          --              17,899
 Administrative
  service fees -
  Preferred...........               --            13,072          --              13,072
 Administrative
  service fees -
  Select..............               --             1,158          --               1,158
 Registration fees -
  Class A.............           33,840                --          --              33,840
 Registration fees -
  Class B.............            5,156                --          --               5,156
 Registration fees -
  Class J.............               --            30,857          --              30,857
 Service fees -
  Advisors Preferred..               --            11,124          --              11,124
 Service fees -
  Advisors Select.....               --            22,374          --              22,374
 Service fees -
  Preferred...........               --            17,825          --              17,825
 Service fees - Select               --             1,335          --               1,335
 Shareholder reports -
  Class A.............           28,787                --          --              28,787
 Shareholder reports -
  Class B.............              516                --          --                 516
 Shareholder reports -
  Class J.............               --            48,202          --              48,202
 Transfer and
  administrative fees
  - Class A...........          317,435                --          --             317,435
 Transfer and
  administrative fees
  - Class B...........            4,628                --          --               4,628
 Transfer and
  administrative fees
  - Class J...........               --           516,831          --             516,831
 Auditing and legal
  fees................            9,597                --      (9,597)/(B)/            --
 Custodian fees.......           10,444                --     (10,444)/(B)/            --
 Directors' expenses..           10,571                --     (10,571)/(B)/            --
 Registration fees....           43,383                --          --              43,383
 Transfer and
  administrative fees.          356,740                --     21,000/(B)/         377,740
 Other expenses.......           18,993                --     (18,993)/(B)/            --
 Other expenses -
  Class J.............               --                49          --                  49
                             ----------        ----------   ---------          ----------
  Total Gross Expenses        2,335,044         2,009,084    (164,636)          4,179,492
 Less: Reimbursement
  from Manager -
  Advisors Select.....               --             3,054          --               3,054
 Less: Reimbursement
  from Manager - Class
  B...................            4,543                --      (4,543)/(C)/            --
 Less: Reimbursement
  from Manager - Class
  J...................               --           293,260          --             293,260
                             ----------        ----------   ---------          ----------
    Total Net Expenses        2,330,501         1,712,770    (160,093)          3,883,178
                             ----------        ----------   ---------          ----------
 Net Investment Income
      (Operating Loss)       $1,884,725        $  556,812   $ 169,093           2,601,630
                             ==========        ==========   =========          ==========



/(a) /Management and investment advisory fees decreased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
/(c) /Elimination of Manager's voluntary reimbursement.  Total operating expenses are below expense limit.
See accompanying notes.

                                                              SCHEDULE OF INVESTMENTS
                                                                 October 31, 2004
                                                                    (unaudited)
     Principal Amount or Number of Shares                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
 Principal Cash                                                                    Principal Cash
   Management     Money Market                                                       Management       Money Market
   Fund, Inc.         Fund       Combined                                            Fund, Inc.           Fund       Combined
------------------------------------------------------------------------------------------------------------------------------------
                                          COMMERCIAL PAPER (97.64%)
                                          ASSET BACKED SECURITIES (10.45%)
                                           CAFCO
                                            1.58%; 11/05/04

-               900,000      900,000                                                 $         -     $   899,842      $   899,842
                                            1.66%; 11/18/04
-               1,000,000    1,000,000                                                         -         999,216          999,216
                                            1.83%; 12/06/04
-               1,300,000    1,300,000                                                         -       1,297,687        1,297,687
                                            1.89%; 12/16/04
2,600,000       -            2,600,000                                                 2,593,857        -                2,593,857
                                            1.90%; 12/17/04
1,045,000       -            1,045,000                                                 1,042,463        -                1,042,463
                                            2.02%; 01/07/05
3,500,000       1,300,000    4,800,000                                                 3,486,842        1,295,113        4,781,955
                                           CXC
                                            1.45%; 11/15/04
2,600,000       1,000,000    3,600,000                                                 2,598,534        999,436          3,597,970
                                            1.61%; 11/04/04
-               1,000,000    1,000,000                                                 -                999,866          999,866
                                            1.85%; 12/16/04
2,000,000       1,300,000    3,300,000                                                 1,995,375        1,296,994        3,292,369
                                            1.90%; 02/25/05
2,300,000       -            2,300,000                                                 2,285,919        -                2,285,919
                                            1.98%; 01/10/05
-               1,400,000    1,400,000                                                 -                1,394,610        1,394,610
                                           FCAR Owner Trust I
                                            1.63%; 11/02/04
2,700,000       -            2,700,000                                                 2,699,878        -                2,699,878
                                            1.66%; 11/16/04
-               1,100,000    1,100,000                                                 -                1,099,239        1,099,239
                                            1.70%; 11/03/04
-               100,000      100,000                                                   -                99,991           99,991
                                            1.73%; 12/03/04
2,000,000       1,000,000    3,000,000                                                 1,996,924        998,462          2,995,386
                                            1.79%; 12/08/04
-               885,000      885,000                                                   -                883,372          883,372
                                            1.81%; 12/09/04
                1,280,000    1,280,000                                                 -                1,277,554        1,277,554
                                            1.83%; 12/10/04
2,600,000       1,200,000    3,800,000                                                 2,594,845        1,197,621        3,792,466
                                            1.89%; 01/06/05
2,400,000       1,300,000    3,700,000                                                 2,391,684        1,295,496        3,687,180
                                            1.90%; 12/16/04
-               1,200,000    1,200,000                                                 -                1,197,150        1,197,150
                                            2.05%; 01/19/05
960,000         -            960,000                                                   955,681          -                955,681
                                           Windmill Funding
                                            1.60%; 11/03/04
-               900,000      900,000                                                   -                899,920          899,920
                                            1.71%; 11/24/04
2,000,000       1,100,000    3,100,000                                                 1,997,815        1,098,798        3,096,613
                                            1.78%; 12/01/04
2,200,000       -            2,200,000                                                 2,196,737        -                2,196,737
                                            1.86%; 12/22/04
-               1,500,000    1,500,000                                                 -                1,496,048        1,496,048
                                            1.87%; 12/15/04
1,945,000       1,095,000    3,040,000                                                 1,940,555        1,092,497        3,033,052
                                            1.97%; 01/05/05
-               1,450,000    1,450,000                                                 -                1,444,842        1,444,842
                                            2.00%; 01/12/05
2,500,000                    2,500,000                                                 2,490,000        -                2,490,000
                                          BREWERY (0.70%)
                                           Anheuser-Busch
                                            1.77%; 11/22/04
2,500,000       1,300,000    3,800,000                                                 2,497,419        1,298,658        3,796,077
                                          CHEMICALS-DIVERSIFIED (2.04%)
                                           E. I. Du Pont de Nemours
                                            1.75%; 11/05/04
-               1,500,000    1,500,000                                                 -                1,499,708        1,499,708
                                            1.87%; 12/27/04
2,700,000       1,400,000    4,100,000                                                 2,692,146        1,395,928        4,088,074
                                            1.90%; 12/28/04
2,800,000       2,611,000    5,411,000                                                 2,791,577        2,603,145        5,394,722
                                          COATINGS & PAINT (0.22%)
                                          Sherwin-Williams
                                            1.80%; 12/13/04
-               1,200,000    1,200,000                                                 -                1,197,480        1,197,480
                                          COMMERCIAL BANKS (7.16%)
                                           Calyon North America
                                            1.78%; 12/08/04
2,100,000       -            2,100,000                                                 2,096,169        -                2,096,169
                                           Nordea North America
                                            1.63%; 11/12/04
2,000,000       900,000      2,900,000                                                 1,999,004        899,552          2,898,556
                                            1.72%; 11/29/04
3,130,000       1,100,000    4,230,000                                                 3,125,667        1,098,528        4,224,195
                                            1.74%; 11/18/04
2,205,000       -            2,205,000                                                 2,203,188        -                2,203,188
                                            1.78%; 11/29/04
-               490,000      490,000                                                   -                489,322          489,322
                                            1.80%; 11/30/04
1,445,000       1,560,000    3,005,000                                                 1,442,858        1,557,738        3,000,596
                                            1.88%; 12/29/04
-               1,300,000    1,300,000                                                 -                1,296,062        1,296,062
                                            1.97%; 01/31/05
2,000,000       1,400,000    3,400,000                                                 1,990,041        1,393,028        3,383,069
                                            1.99%; 01/31/05
-               1,500,000    1,500,000                                                 -                1,492,455        1,492,455
                                           Svenska Handelsbanken
                                            1.60%; 11/04/04
2,000,000       900,000      2,900,000                                                 1,999,733        899,640          2,899,373
                                            1.60%; 11/10/04
2,200,000       -            2,200,000                                                 2,199,021        -                2,199,021
                                            1.62%; 11/04/04
2,200,000       -            2,200,000                                                 2,199,703        -                2,199,703
                                            1.65%; 11/22/04
2,000,000       -            2,000,000                                                 1,998,081        -                1,998,081
                                            1.69%; 11/10/04
1,100,000       -            1,100,000                                                 1,099,535                         1,099,535
                                            1.82%; 12/03/04
                1,200,000    1,200,000                                                 -                1,198,059        1,198,059
                                            1.85%; 12/08/04
2,525,000       -            2,525,000                                                 2,520,199        -                2,520,199
                                            1.86%; 12/13/04
-               1,400,000    1,400,000                                                 -                1,396,962        1,396,962
                                            2.04%; 01/31/05
995,000         1,000,000    1,995,000                                                 989,869          994,843          1,984,712
                                          CONSUMER PRODUCTS-MISCELLANEOUS (0.44%)
                                           Fortune Brands
                                            1.87%; 11/17/04
2,390,000       -            2,390,000                                                 2,388,088        -                2,388,088
                                          DIVERSIFIED FINANCIAL SERVICES (5.35%)
                                           Amstel Funding
                                            1.76%; 12/27/04
-               1,000,000    1,000,000                                                 -                997,262          997,262
                                            1.92%; 12/29/04
3,000,000       1,500,000    4,500,000                                                 2,990,720        1,495,360        4,486,080
                                            2.05%; 02/17/05
                1,500,000    1,500,000                                                 -                1,490,775        1,490,775
                                            2.11%; 02/22/05
1,700,000       1,200,000    2,900,000                                                 1,688,741        1,192,052        2,880,793
                                           General Electric Capital
                                            1.60%; 11/01/04
2,055,000       795,000      2,850,000                                                 2,055,000        795,000          2,850,000
                                            1.62%; 11/05/04
-               900,000      900,000                                                   -                899,838          899,838
                                            1.65%; 11/02/04
-               1,000,000    1,000,000                                                 -                999,954          999,954
                                            1.65%; 11/17/04
2,100,000       1,000,000    3,100,000                                                 2,098,460        999,267          3,097,727
                                            1.72%; 11/09/04
1,400,000       -            1,400,000                                                 1,399,465        -                1,399,465
                                            1.73%; 12/07/04
1,915,000       -            1,915,000                                                 1,911,687        -                1,911,687
                                            1.73%; 12/20/04
2,200,000       -            2,200,000                                                 2,194,819        -                2,194,819
                                            1.75%; 12/06/04
1,500,000       1,100,000    2,600,000                                                 1,497,448        1,098,129        2,595,577

-               1,500,000    1,500,000      1.92%; 12/31/04                                             1,495,200        1,495,200

-               1,600,000    1,600,000      2.05%; 01/07/05                                             1,592,073        1,592,073
                                          FINANCE-AUTO LOANS (3.97%)
                                           Paccar Financial
                                            1.62%; 11/04/04
-               800,000      800,000                                                   -                799,892          799,892
                                            1.63%; 11/15/04
-               1,100,000    1,100,000                                                 -                1,099,303        1,099,303
                                            1.63%; 11/18/04
2,600,000       1,000,000    3,600,000                                                 2,597,999        999,230          3,597,229
                                            1.95%; 01/07/05
                1,355,000    1,355,000                                                 -                1,350,083        1,350,083
                                           Toyota Motor Credit
                                            1.66%; 11/15/04
-               1,155,000    1,155,000                                                 -                1,154,254        1,154,254
                                            1.77%; 11/03/04
1,550,000       -            1,550,000                                                 1,549,848        -                1,549,848
                                            1.77%; 11/05/04
-               1,200,000    1,200,000                                                 -                1,199,764        1,199,764
                                            1.77%; 11/08/04
1,655,000       -            1,655,000                                                 1,654,430        -                1,654,430
                                            1.77%; 11/19/04
2,800,000       1,450,000    4,250,000                                                 2,797,438        1,448,710        4,246,148
                                            1.80%; 12/07/04
-               1,460,000    1,460,000                                                 -                1,457,372        1,457,372
                                            2.08%; 01/28/05
1,900,000       1,500,000    3,400,000                                                 1,890,339        1,492,373        3,382,712
                                          FINANCE-COMMERCIAL (3.49%)
                                           CIT Group
                                            1.62%; 11/10/04
2,000,000       1,000,000    3,000,000                                                 1,999,190        999,595          2,998,785
                                            1.67%; 11/12/04
2,000,000       900,000      2,900,000                                                 1,998,980        899,541          2,898,521
                                            1.71%; 12/02/04
-               1,000,000    1,000,000                                                 -                998,528          998,528
                                            1.80%; 12/02/04
-               805,000      805,000                                                   -                803,752          803,752
                                            1.87%; 12/17/04
-               1,000,000    1,000,000                                                 -                997,611          997,611
                                            2.00%; 01/04/05
2,100,000       1,400,000    3,500,000                                                 2,092,533        1,395,022        3,487,555
                                            2.04%; 01/13/05
2,700,000       -            2,700,000                                                 2,688,831        -                2,688,831
                                            2.10%; 03/02/05
2,600,000       1,500,000    4,100,000                                                 2,581,648        1,489,412        4,071,060
                                          FINANCE-CONSUMER LOANS (3.62%)
                                           American General Finance
                                            1.74%; 11/19/04
-               1,000,000    1,000,000                                                 -                999,130          999,130
                                            1.76%; 11/09/04
2,540,000                    2,540,000                                                 2,539,007        -                2,539,007
                                            1.95%; 12/21/04
-               1,600,000    1,600,000                                                 -                1,595,667        1,595,667
                                            2.07%; 02/02/05
-               1,500,000    1,500,000                                                 -                1,491,979        1,491,979
                                           Household Finance
                                            1.63%; 11/02/04
-               900,000      900,000                                                   -                899,959          899,959
                                            1.65%; 11/04/04
2,000,000       -            2,000,000                                                 1,999,725        -                1,999,725
                                            1.66%; 11/29/04
-               645,000      645,000                                                   -                644,167          644,167
                                            1.71%; 11/30/04
-               1,000,000    1,000,000                                                 -                998,622          998,622
                                            1.73%; 11/16/04
3,000,000       775,000      3,775,000                                                 2,997,837        774,441          3,772,278
                                            1.81%; 11/22/04
2,200,000       -            2,200,000                                                 2,197,677        -                2,197,677
                                            1.86%; 12/09/04
-               1,480,000    1,480,000                                                 -                1,477,094        1,477,094
                                            2.04%; 01/27/05
                950,000      950,000                                                   -                945,317          945,317
                                          FINANCE-INVESTMENT BANKER & BROKER (12.09%)
                                           Bear Stearns
                                            1.79%; 12/10/04
-               1,300,000    1,300,000                                                 -                1,297,479        1,297,479
                                            1.80%; 12/07/04
3,000,000       1,300,000    4,300,000                                                 2,994,600        1,297,660        4,292,260
                                            1.81%; 11/30/04
2,000,000       1,300,000    3,300,000                                                 1,997,084        1,298,105        3,295,189
                                            1.83%; 12/03/04
2,500,000       1,300,000    3,800,000                                                 2,495,933        1,297,885        3,793,818
                                            2.04%; 01/21/05
2,200,000       1,400,000    3,600,000                                                 2,189,902        1,393,574        3,583,476
                                            2.07%; 02/03/05
1,700,000       1,300,000    3,000,000                                                 1,690,812        1,292,974        2,983,786
                                           Citigroup Global Markets Holdings
                                            1.62%; 11/03/04
-               1,075,000    1,075,000                                                 -                1,074,903        1,074,903
                                            1.67%; 12/07/04
-               1,000,000    1,000,000                                                 -                998,330          998,330
                                            1.69%; 11/18/04
-               1,000,000    1,000,000                                                 -                999,202          999,202
                                            1.69%; 11/23/04
2,000,000       1,025,000    3,025,000                                                 1,997,935        1,023,866        3,021,801
                                            1.72%; 11/08/04
1,790,000       -            1,790,000                                                 1,789,401        -                1,789,401
                                            1.76%; 11/04/04
-               1,500,000    1,500,000                                                 -                1,499,780        1,499,780
                                            1.76%; 11/12/04
-               1,200,000    1,200,000                                                 -                1,199,355        1,199,355
                                            1.76%; 11/15/04
4,500,000       -            4,500,000                                                 4,496,920        -                4,496,920
                                            1.79%; 11/17/04
2,335,000       -            2,335,000                                                 2,333,142        -                2,333,142
                                            2.05%; 01/11/05
1,500,000       -            1,500,000                                                 1,493,935        -                1,493,935
                                            2.05%; 01/25/05
-               1,000,000    1,000,000                                                 -                995,160          995,160
                                           Goldman Sachs Group
                                            1.60%; 11/08/04
-               2,975,000    2,975,000                                                 -                2,974,074        2,974,074
                                            1.60%; 11/09/04
-               870,000      870,000                                                   -                869,691          869,691
                                            1.62%; 11/16/04
2,600,000       -            2,600,000                                                 2,598,245        -                2,598,245
                                            1.62%; 11/19/04
2,500,000       900,000      3,400,000                                                 2,497,975        899,271          3,397,246
                                            1.64%; 11/23/04
1,000,000       1,000,000    2,000,000                                                 998,998          998,992          1,997,990
                                           ING U.S. Funding
                                            1.65%; 11/04/04
-               1,100,000    1,100,000                                                 -                1,099,849        1,099,849
                                            1.70%; 11/22/04
-               970,000      970,000                                                   -                969,038          969,038
                                            1.80%; 12/14/04
1,900,000       1,000,000    2,900,000                                                 1,895,926        997,856          2,893,782
                                            1.83%; 11/24/04
2,350,000       -            2,350,000                                                 2,347,253        -                2,347,253
                                            1.83%; 12/01/04
-               1,000,000    1,000,000                                                 -                998,475          998,475
                                            1.84%; 12/15/04
-               1,300,000    1,300,000                                                 -                1,297,076        1,297,076
                                            1.97%; 01/06/05
-               1,525,000    1,525,000                                                 -                1,519,492        1,519,492
                                           Morgan Stanley
                                            1.94%; 12/03/04
-               1,500,000    1,500,000                                                 -                1,497,413        1,497,413
                                            1.95%; 12/07/04
-               1,950,000    1,950,000                                                 -                1,946,198        1,946,198
                                          FINANCE-LEASING COMPANY (1.73%)
                                           International Lease Finance
                                            1.65%; 11/10/04
-               1,000,000    1,000,000                                                 -                999,588          999,588
                                            1.66%; 11/16/04
-               1,100,000    1,100,000                                                 -                1,099,239        1,099,239
                                            1.71%; 11/05/04
2,770,000       -            2,770,000                                                 2,769,474        -                2,769,474
                                            1.89%; 12/09/04
2,200,000       -            2,200,000                                                 2,195,611        -                2,195,611
                                            1.91%; 12/14/04
2,335,000       -            2,335,000                                                 2,329,673        -                2,329,673
                                          FINANCE-MORTGAGE LOAN/BANKER (6.56%)
                                           Federal Home Loan Mortgage
                                            1.51%; 11/01/04
3,000,000       1,000,000    4,000,000                                                 3,000,000        1,000,000        4,000,000
                                            1.60%; 11/04/04
-               900,000      900,000                                                   -                899,880          899,880
                                            1.63%; 12/06/04
475,000         995,000      1,470,000                                                 474,247          993,423          1,467,670
                                            1.68%; 11/23/04
-               1,000,000    1,000,000                                                 -                998,973          998,973
                                            1.86%; 12/14/04
-               2,200,000    2,200,000                                                 -                2,195,112        2,195,112
                                            1.87%; 12/21/04
2,645,000       1,250,000    3,895,000                                                 2,638,130        1,246,754        3,884,884
                                           Federal National Mortgage Association
                                            1.52%; 11/03/04
2,045,000       955,000      3,000,000                                                 2,044,827        954,919          2,999,746
                                            1.58%; 11/03/04
1,100,000       1,100,000    2,200,000                                                 1,099,904        1,099,904        2,199,808
                                            1.67%; 11/17/04
-               1,100,000    1,100,000                                                 -                1,099,184        1,099,184
                                            1.68%; 12/13/04
2,600,000       700,000      3,300,000                                                 2,594,904        698,628          3,293,532
                                            1.70%; 11/17/04
-               1,000,000    1,000,000                                                 -                999,244          999,244
                                            1.81%; 11/24/04
2,600,000       1,300,000    3,900,000                                                 2,596,994        1,298,497        3,895,491
                                            1.81%; 11/24/04
-               1,060,000    1,060,000                                                 -                1,058,862        1,058,862
                                            1.90%; 12/31/04
2,035,000       -            2,035,000                                                 2,028,556        -                2,028,556
                                            1.91%; 12/29/04
-               1,000,000    1,000,000                                                 -                996,923          996,923
                                            1.98%; 01/24/05
2,090,000       1,400,000    3,490,000                                                 2,080,344        1,393,532        3,473,876
                                          FINANCE-OTHER SERVICES (9.15%)
                                           ABN-AMRO North America Finance
                                            2.00%; 01/31/05
2,000,000       -            2,000,000                                                 1,989,383        -                1,989,383
                                          FINANCE-OTHER SERVICES (continued)
                                           Caterpillar Financial Services
                                            1.46%; 11/08/04
2,310,000       -            2,310,000                                                 2,309,344        -                2,309,344
                                           Commoloco
                                            1.68%; 11/08/04
-               1,225,000    1,225,000                                                 -                1,224,600        1,224,600
                                            1.79%; 11/19/04
-               1,305,000    1,305,000                                                 -                1,303,832        1,303,832
                                            1.81%; 12/01/04
-               1,300,000    1,300,000                                                 -                1,298,039        1,298,039
                                            1.82%; 11/22/04
-               1,400,000    1,400,000                                                 -                1,398,514        1,398,514
                                            1.83%; 11/29/04
-               1,300,000    1,300,000                                                 -                1,298,150        1,298,150
                                            1.83%; 12/07/04
1,815,000       -            1,815,000                                                 1,811,570        -                1,811,570
                                            1.90%; 12/10/04
2,200,000       -            2,200,000                                                 2,195,472        -                2,195,472
                                            1.90%; 12/20/04
2,665,000       1,500,000    4,165,000                                                 2,658,108        1,496,121        4,154,229
                                           CRC Funding
                                            1.75%; 12/02/04
-               1,000,000    1,000,000                                                 -                998,493          998,493
                                            1.78%; 12/02/04
-               1,200,000    1,200,000                                                 -                1,198,161        1,198,161
                                            1.97%; 01/10/05
2,300,000       1,100,000    3,400,000                                                 2,291,190        1,095,786        3,386,976
                                            2.00%; 01/19/05
2,400,000       1,400,000    3,800,000                                                 2,389,467        1,393,855        3,783,322
                                            2.03%; 01/06/05
3,000,000       1,400,000    4,400,000                                                 2,988,835        1,394,790        4,383,625
                                            2.05%; 01/20/05
2,700,000       1,400,000    4,100,000                                                 2,687,700        1,393,622        4,081,322
                                            2.08%; 01/06/05
1,340,000       -            1,340,000                                                 1,334,890        -                1,334,890
                                           Private Export Funding
                                            1.68%; 11/18/04
-               990,000      990,000                                                   -                989,214          989,214
                                            1.70%; 12/09/04
1,825,000       700,000      2,525,000                                                 1,821,725        698,744          2,520,469
                                            1.88%; 12/28/04
2,500,000       -            2,500,000                                                 2,492,558        -                2,492,558
                                            2.10%; 03/09/05
2,320,000       1,455,000    3,775,000                                                 2,302,677        1,444,136        3,746,813
                                            2.10%; 04/05/05
1,590,000       -            1,590,000                                                 1,575,624        -                1,575,624
                                          FOOD-MISCELLANEOUS/DIVERSIFIED(0.28%)
                                           Unilever Capital
                                            1.77%; 11/16/04
-               1,500,000    1,500,000                                                 -                1,498,894        1,498,894
                                          INSURANCE BROKERS (1.24%)
                                           Marsh & McLennan
                                            1.81%; 11/23/04
2,830,000       1,500,000    4,330,000                                                 2,826,870        1,498,341        4,325,211
                                            1.89%; 12/21/04
2,400,000       -            2,400,000                                                 2,393,700        -                2,393,700
                                          MEDICAL-DRUGS (0.22%)
                                           Pfizer
                                            1.64%; 11/17/04
-               1,200,000    1,200,000                                                 -                1,199,125        1,199,125
                                          MONEY CENTER BANKS (9.31%)
                                           Bank of America
                                            1.71%; 12/01/04
2,000,000       1,000,000    3,000,000                                                 1,997,150        998,575          2,995,725
                                            1.75%; 12/22/04
2,400,000       1,300,000    3,700,000                                                 2,393,642        1,296,556        3,690,198
                                            1.83%; 12/15/04
1,700,000       1,400,000    3,100,000                                                 1,696,198        1,396,868        3,093,066
                                            1.85%; 12/10/04
2,200,000       1,500,000    3,700,000                                                 2,195,591        1,496,994        3,692,585
                                            2.04%; 02/04/05
2,500,000       -            2,500,000                                                 2,486,542        -                2,486,542
                                            4.00%; 11/01/04
-               1,000,000    1,000,000                                                 -                1,000,000        1,000,000
                                           BNP Paribas Finance
                                            1.80%; 12/02/04
2,000,000       -            2,000,000                                                 1,996,891        -                1,996,891
                                            1.87%; 12/28/04
-               1,200,000    1,200,000                                                 -                1,196,447        1,196,447
                                            1.90%; 12/30/04
2,200,000       -            2,200,000                                                 2,193,164                         2,193,164
                                           Citicorp
                                            1.66%; 11/22/04
-               1,000,000    1,000,000                                                 -                999,032          999,032
                                            1.90%; 12/22/04
-               1,330,000    1,330,000                                                 -                1,326,420        1,326,420
                                            2.04%; 01/25/05
2,900,000       1,400,000    4,300,000                                                 2,886,032        1,395,650        4,281,682
                                           HBOS Treasury Services
                                            1.60%; 11/05/04
2,350,000       -            2,350,000                                                 2,349,582        -                2,349,582
                                            1.63%; 11/09/04
-               1,000,000    1,000,000                                                 -                999,638          999,638
                                            1.69%; 11/09/04
-               1,100,000    1,100,000                                                 -                1,099,587        1,099,587
                                            1.70%; 12/09/04
1,400,000       1,000,000    2,400,000                                                 1,397,488        998,205          2,395,693
                                            1.75%; 12/02/04
2,000,000       -            2,000,000                                                 1,996,986        -                1,996,986
                                            1.83%; 11/30/04
1,965,000       -            1,965,000                                                 1,962,040        -                1,962,040
                                            1.84%; 12/03/04
1,905,000       -            1,905,000                                                 1,901,884        -                1,901,884
                                            1.87%; 12/08/04
-               1,200,000    1,200,000                                                 -                1,197,694        1,197,694
                                            1.88%; 12/14/04
-               1,500,000    1,500,000                                                 -                1,496,631        1,496,631
                                            2.00%; 02/02/05
680,000         -            680,000                                                   676,486          -                676,486
                                            2.03%; 02/01/05
-               1,300,000    1,300,000                                                 -                1,293,256        1,293,256
                                            2.05%; 01/24/05
-               1,400,000    1,400,000                                                 -                1,393,320        1,393,320
                                            2.05%; 02/02/05
2,700,000       -            2,700,000                                                 2,685,701        -                2,685,701
                                          OIL COMPANY-INTEGRATED (1.62%)
                                           Shell Finance
                                            1.77%; 12/06/04
1,590,000       1,400,000    2,990,000                                                 1,587,264        1,397,591        2,984,855
                                            1.78%; 12/08/04
2,000,000       1,205,000    3,205,000                                                 1,996,300        1,202,796        3,199,096
                                            1.97%; 01/28/05
1,335,000       1,265,000    2,600,000                                                 1,328,571        1,258,908        2,587,479
                                          REGIONAL BANKS (0.26%)
                                           Wells Fargo Bank
                                            2.02%; 01/18/05
-               1,400,000    1,400,000                                                 -                1,400,000        1,400,000
                                          RETAIL-DISCOUNT (1.18%)
                                           Wal-Mart Stores
                                            1.59%; 11/02/04
4,300,000       2,100,000    6,400,000                                                 4,299,810        2,099,907        6,399,717
                                          SPECIAL PURPOSE BANKS (1.51%)
                                           KFW International Finance
                                            1.66%; 12/02/04
2,600,000       -            2,600,000                                                 2,596,283                         2,596,283

-               1,500,000    1,500,000      1.75%; 11/01/04                                             1,500,000        1,500,000
                                            1.97%; 01/24/05
2,700,000       1,400,000    4,100,000                                                 2,687,589        1,393,565        4,081,154
                                          SPECIAL PURPOSE ENTITY (10.74%)
                                           Barclays U.S. Funding
                                            1.81%; 12/08/04
-               1,200,000    1,200,000                                                 -                1,197,768        1,197,768
                                            1.92%; 12/20/04
-               1,500,000    1,500,000                                                 -                1,496,080        1,496,080
                                            1.95%; 01/27/05
1,600,000       -            1,600,000                                                 1,592,460        -                1,592,460

-               1,900,000    1,900,000      1.96%; 12/17/04                                             1,895,242        1,895,242
                                            1.96%; 12/27/04
2,000,000       -            2,000,000                                                 1,993,918                         1,993,918
                                           Compass Securitization
                                            1.81%; 12/15/04
-               960,000      960,000                                                   -                957,876          957,876
                                            1.82%; 11/26/04
2,555,000       1,200,000    3,755,000                                                 2,551,771        1,198,483        3,750,254
                                            2.02%; 01/18/05
-               1,620,000    1,620,000                                                 -                1,612,910        1,612,910
                                           Grampian Funding
                                            1.71%; 11/29/04
2,000,000       1,000,000    3,000,000                                                 1,997,340        998,670          2,996,010
                                            1.84%; 12/21/04
1,900,000       1,200,000    3,100,000                                                 1,895,144        1,196,933        3,092,077
                                            1.85%; 12/06/04
5,175,000       -            5,175,000                                                 5,165,692        -                5,165,692
                                            1.89%; 12/23/04
2,000,000       1,200,000    3,200,000                                                 1,994,540        1,196,724        3,191,264

-               1,420,000    1,420,000      2.05%; 01/26/05                                             1,413,046        1,413,046
                                           Ranger Funding
                                            1.72%; 12/01/04
2,100,000       1,100,000    3,200,000                                                 2,096,990        1,098,423        3,195,413
                                            1.81%; 11/18/04
2,400,000       -            2,400,000                                                 2,397,949        -                2,397,949
                                            1.97%; 01/03/05
-               1,400,000    1,400,000                                                 -                1,395,174        1,395,174
                                            1.99%; 01/12/05
2,800,000       1,300,000    4,100,000                                                 2,788,856        1,294,826        4,083,682
                                          Receivables Capital
                                            1.62%; 11/01/04
-               670,000      670,000                                                   -                670,000          670,000
                                          Sheffield Receivables
                                            2.07%; 01/06/05
-               1,500,000    1,500,000                                                 -                1,494,308        1,494,308
                                          Tulip Funding
                                            1.81%; 11/19/04
2,700,000       -            2,700,000                                                 2,697,557        -                2,697,557
                                            1.95%; 01/04/05
-               1,485,000    1,485,000                                                 -                1,479,852        1,479,852
                                           Yorktown Capital
                                            1.81%; 12/13/04
-               1,330,000    1,330,000                                                 -                1,327,191        1,327,191
                                            1.85%; 01/18/05
2,000,000       1,400,000    3,400,000                                                 1,991,333        1,393,933        3,385,266
                                            2.00%; 12/17/04
4,380,000       1,325,000    5,705,000                                                 4,369,646        1,321,868        5,691,514
                                          SUPRANATIONAL BANK (2.26%)
                                           Corp Andina de Fomento
                                            1.77%; 11/09/04
2,000,000       1,200,000    3,200,000                                                 1,999,214        1,199,528        3,198,742
                                            1.78%; 11/12/04
2,000,000       1,000,000    3,000,000                                                 1,998,912        999,456          2,998,368
                                            1.80%; 11/03/04
1,800,000       -            1,800,000                                                 1,799,820        -                1,799,820
                                            1.80%; 11/05/04
2,880,000       -            2,880,000                                                 2,879,424        -                2,879,424
                                            1.91%; 12/16/04
                1,400,000                                                              -                1,396,657        1,396,657
                                          TELEPHONE COMMUNICATION (0.70%)
                                           Telstra
                                            1.95%; 12/30/04
2,600,000       1,190,000    3,790,000                                                 2,591,691        1,186,197        3,777,888
                                          TELEPHONE-INTEGRATED (1.35%)
                                           BellSouth
                                            1.93%; 12/20/04
-               1,400,000    1,400,000                                                 -                1,396,322        1,396,322
                                            1.95%; 12/23/04
2,000,000       -            2,000,000                                                 1,994,367                         1,994,367
                                           SBC Communications
                                            2.04%; 01/10/05
2,400,000       1,500,000    3,900,000                                                 2,390,480        1,494,050        3,884,530
                                                                               -----------------------------------------------------
                                                      TOTAL COMMERCIAL PAPER
                                                                                       307,159,365      221,180,524      528,339,889
                                         BONDS (3.10%)
                                          AEROSPACE & DEFENSE EQUIPMENT (0.43%)
                                           United Technologies
                                            6.63%; 11/15/04
2,000,000       300,000      2,300,000                                                 2,003,844        300,576          2,304,420
                                         FINANCE-INVESTMENT BANKER & BROKER
                                         (0.85%)
                                           Bear Stearns
                                            6.65%; 12/01/04
1,292,000       500,000      1,792,000                                                 1,297,644        502,184          1,799,828
                                          Goldman Sachs Group
                                            7.50%; 01/28/05
-               175,000      175,000                                                   -                177,316          177,316
                                           Lehman Brothers Holdings
                                            7.75%; 01/15/05
2,000,000       600,000      2,600,000                                                 2,026,140        607,842          2,633,982
                                          FINANCE-MORTGAGE LOAN/BANKER (0.29%)
                                           Federal Home Loan Bank
                                            1.66%; 05/16/05
1,300,000       300,000      1,600,000                                                 1,300,000        300,000          1,600,000
                                          FINANCE-OTHER SERVICES (2.06%)
                                           Newcourt Credit Group
                                            6.88%; 02/16/05
1,300,000       500,000      1,800,000                                                 1,320,737        507,976          1,828,713
                                           Verizon Global Funding
                                            1.98%; 12/15/04
4,000,000       -            4,000,000                                                 4,000,000        -                4,000,000
                                          MULTIMEDIA (0.45%)
                                           Gannett
                                            4.95%; 04/01/05
1,900,000       523,000      2,423,000                                                 1,922,636        529,231          2,451,867
                                                                                     -----------------------------------------------
                                                                  TOTAL BONDS         13,871,001       2,925,125       16,796,126
                                                                                     -----------------------------------------------
                                        TOTAL PORTFOLIO INVESTMENTS (100.74%)        321,030,366     224,105,649      545,136,015

                                          Cash, receivables and other assets,
                                           net of liabilities (-0.74%)                 1,380,758      (5,387,837)      (4,007,079)
                                                                                     -----------------------------------------------
                                                   TOTAL NET ASSETS (100.00%)        322,411,124     218,717,812      541,128,936
                                                                                     ===============================================




                                           INVESTMENTS BY SECTOR (UNAUDITED)

          Percentage of Total Value                   Sector                              Value
---------------------------------------------------------------------------------------------------------------------
71.25%          70.71%       71.03%      Financial                  $228,743,789     $158,453,902     $387,197,691
10.36           10.38        10.37       Asset Backed Securities      33,267,109       23,263,754       56,530,863
8.89            9.29          9.06       Government                   28,535,275       20,829,476       49,364,751
2.77            2.06          2.86       Communications                8,899,174        6,696,261        15,595,435
1.71            2.99          1.85       Basic Materials               5,483,723        4,605,800        10,089,523
1.53            1.72          1.63       Energy                        4,912,135        3,996,677        8,908,812
1.52            1.78          1.60       Consumer, Non-cyclical        4,885,507        3,859,295        8,744,802
1.34            0.94          1.17       Consumer, Cyclical            4,299,810        2,099,907        6,399,717
0.63            0.13          0.43       Industrial                    2,003,844          300,577        2,304,421
                                                                    -------------------------------------------------
                                                            TOTAL   $321,030,366     $224,105,649     $545,136,015
                                                                    =================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL                                            COMBINED
                         INTERNATIONAL    INTERNATIONAL                      INTERNATIONAL
                            EMERGING        EMERGING                            EMERGING
                            MARKETS          MARKETS        PRO FORMA           MARKETS
                           FUND, INC.         FUND       ADJUSTMENTS/(D)/         FUND
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 37,571,539      $ 31,670,456      $      --       $ 69,241,995
                        ============      ============      =========       ============
FOREIGN CURRENCY--AT
 COST ................  $    623,552      $    497,789      $      --       $  1,121,341
                        ============      ============      =========       ============
ASSETS
Investment in
 securities--at value.  $43,928,742/(c)/  $ 35,730,678      $      --       $79,659,420/(c)/
Foreign currency--at
 value................       626,739           499,573             --          1,126,312
Cash..................        17,487           129,365             --            146,852
Receivables:
 Capital Shares sold..         2,422            75,506             --             77,928
 Dividends and
  interest............        80,055            56,768             --            136,823
 Investment securities
  sold................       601,534           475,788             --          1,077,322
Other assets..........           215                --             --                215
                        ------------      ------------      ---------       ------------
          Total Assets    45,257,194        36,967,678             --         82,224,872
LIABILITIES
Accrued management and
 investment advisory
 fees.................        10,422             9,183             --             19,605
Accrued administrative
 service fees.........            --               280             --                280
Accrued distribution
 fees.................         2,830             2,713             --              5,543
Accrued directors'
 expense..............             3                --             --                  3
Accrued service fees..            --               343             --                343
Accrued transfer and
 administrative fees..        29,458            15,422             --             44,880
Accrued other expenses        41,187             4,848             --             46,035
Payables:
 Capital Shares
  reacquired..........        51,577                --             --             51,577
 Indebtedness.........       217,000                --             --            217,000
 Investment securities
  purchased...........       702,923           891,901             --          1,594,824
 Reorganization costs.            --                --         47,174             47,174
Collateral obligation
 on securities loaned,
 at value.............       250,000                --             --            250,000
                        ------------      ------------      ---------       ------------
     Total Liabilities     1,305,400           924,690         47,174          2,277,264
                        ------------      ------------      ---------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 43,951,794      $ 36,042,988      $ (47,174)      $ 79,947,608
                        ============      ============      =========       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 34,969,354      $ 29,404,704      $      --       $ 64,374,058
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....            --                --        (47,174)           (47,174)
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     2,625,527         2,577,150             --          5,202,677
Net unrealized
 appreciation
 (depreciation) of
 investments..........     6,357,203         4,060,222             --         10,417,425
Net unrealized
 appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies...          (290)              912             --                622
                        ------------      ------------      ---------       ------------
      Total Net Assets  $ 43,951,794      $ 36,042,988      $ (47,174)      $ 79,947,608
                        ============      ============      =========       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   100,000,000       225,000,000             --        225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........           N/A      $  3,142,557            N/A       $  3,142,557
  Shares issued and
 outstanding..........                         208,213                           208,213
  Net asset value per
 share................                    $      15.09                      $      15.09
                                          ============                      ============

Advisors Select: Net
 Assets...............           N/A      $  1,928,447            N/A       $  1,928,447
  Shares issued and
 outstanding..........                         128,165                           128,165
  Net asset value per
 share................                    $      15.05                      $      15.05
                                          ============                      ============

Class A: Net Assets...  $ 37,803,720               N/A      $ (35,765)      $ 37,767,955
  Shares issued and
 outstanding..........     3,173,817                         (682,527)         2,491,290
  Net asset value per
 share................  $      11.91                               --       $      15.16
  Maximum offering
 price per share /(a)/  $      12.64                               --       $      16.08
                        ============                               ==       ============

Class B: Net Assets...  $  6,148,074               N/A      $ (11,409)      $  6,136,665
  Shares issued and
 outstanding..........       541,202                         (136,409)           404,793
  Net asset value per
 share /(b)/..........  $      11.36                               --       $      15.16
                        ============                               ==       ============

Class J: Net Assets...           N/A      $ 25,631,162            N/A       $ 25,631,162
  Shares issued and
 outstanding..........                       1,719,930                         1,719,930
  Net asset value per
 share /(b)/..........                    $      14.90                      $      14.90
                                          ============                      ============

Institutional: Net
 Assets...............           N/A      $     14,646            N/A       $     14,646
  Shares issued and
 outstanding..........                             966                               966
  Net asset value per
 share................                    $      15.16                      $      15.16
                                          ============                      ============

Preferred: Net Assets.           N/A      $  3,430,030            N/A       $  3,430,030
  Shares issued and
 outstanding..........                         226,056                           226,056
  Net asset value per
 share................                    $      15.17                      $      15.17
                                          ============                      ============

Select: Net Assets....           N/A      $  1,896,146            N/A       $  1,896,146
  Shares issued and
 outstanding..........                         125,109                           125,109
  Net asset value per
 share................                    $      15.16                      $      15.16
                                          ============                      ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Reduction in net assets to reflect the estimated expenses of the
  Reorganization.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          PRINCIPAL                                       COMBINED
                         INTERNATIONAL  INTERNATIONAL                   INTERNATIONAL
                           EMERGING       EMERGING                        EMERGING
                            MARKETS        MARKETS       PRO FORMA         MARKETS
                          FUND, INC.         FUND       ADJUSTMENTS          FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............   $ 1,155,332     $  727,432    $      --        $ 1,882,764
 Withholding tax on
  foreign dividends...      (122,573)       (74,186)          --           (196,759)
 Interest.............           249          9,051           --              9,300
 Securities lending...        12,877             --           --             12,877
                         -----------     ----------    ---------        -----------
          Total Income     1,045,885        662,297           --          1,708,182
Expenses:
 Management and
  investment advisory
  fees................       499,421        357,526      39,619/(A)/        896,566
 Distribution fees -
  Advisors Preferred..            --          6,899           --              6,899
 Distribution fees -
  Advisors Select.....            --          5,325           --              5,325
 Distribution fees -
  Class A.............        79,579             --           --             79,579
 Distribution fees -
  Class B.............        67,420             --           --             67,420
 Distribution fees -
  Class J.............            --         85,997           --             85,997
 Distribution fees -
  Select..............            --          1,761           --              1,761
 Administrative
  service fees -
  Advisors Preferred..            --          4,139           --              4,139
 Administrative
  service fees -
  Advisors Select.....            --          3,550           --              3,550
 Administrative
  service fees -
  Preferred...........            --          3,273           --              3,273
 Administrative
  service fees -
  Select..............            --          2,289           --              2,289
 Registration fees -
  Class A.............         8,527             --           --              8,527
 Registration fees -
  Class B.............         7,337             --           --              7,337
 Registration fees -
  Class J.............            --         10,919           --             10,919
 Service fees -
  Advisors Preferred..            --          4,691           --              4,691
 Service fees -
  Advisors Select.....            --          4,437           --              4,437
 Service fees -
  Preferred...........            --          4,463           --              4,463
 Service fees - Select            --          2,641           --              2,641
 Shareholder reports -
  Class A.............         5,316             --           --              5,316
 Shareholder reports -
  Class B.............         1,729             --           --              1,729
 Shareholder reports -
  Class J.............            --          6,801           --              6,801
 Transfer and
  administrative fees
  - Class A...........        29,362             --           --             29,362
 Transfer and
  administrative fees
  - Class B...........        10,154             --           --             10,154
 Transfer and
  administrative fees
  - Class J...........            --         76,985           --             76,985
 Auditing and legal
  fees................         9,875             --       (9,875)/(B)/           --
 Custodian fees.......       118,392             --     (118,392)/(B)/           --
 Directors' expenses..         1,408             --       (1,408)/(B)/           --
 Registration fees....        24,377             --           --             24,377
 Transfer and
  administrative fees.       121,787             --         521/(B)/        122,308
 Other expenses.......         3,408             --       (3,408)/(B)/           --
 Other expenses -
  Class J.............            --            198           --                198
                         -----------     ----------    ---------        -----------
  Total Gross Expenses       988,092        581,894      (92,943)         1,477,043
 Less: Fees paid
  indirectly..........         8,423          1,931       (4,462)/(B)/        5,892
                         -----------     ----------    ---------        -----------
    Total Net Expenses       979,669        579,963      (88,481)         1,471,151
                         -----------     ----------    ---------        -----------
 Net Investment Income
      (Operating Loss)        66,216         82,334       88,481            237,031

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........     7,899,968      3,361,475           --         11,261,443
 Foreign currency
  transactions........       (87,911)       (48,935)          --           (136,846)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    (1,903,719)       145,798           --         (1,757,921)
 Translation of assets
  and liabilities in
  foreign currencies...         4,688          2,475           --              7,163
                          -----------     ----------    ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies     5,913,026      3,460,813           --          9,373,839
                          -----------     ----------    ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   $ 5,979,242     $3,543,147    $  88,481        $ 9,610,870
                          ===========     ==========    =========        ===========



/(a) /Management and investment advisory fees increased to reflect annual percentage rate of the Acquiring Fund.
/(b) /Elimination of expenses due to expense structure of Acquiring Fund.
   Eliminated expenses are not paid by the Acquiring Fund.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
   Principal                                                                            Principal
 International   International                                                        International   International
   Emerging        Emerging                                                             Emerging        Emerging
 Markets Fund,      Markets                                                           Markets Fund,      Markets
     Inc.            Fund           Combined                                              Inc.            Fund       Combined
------------------------------------------------------------------------------------------------------------------------------------

                                                 COMMON STOCKS (91.49%)


                                             AGRICULTURAL OPERATIONS (0.91%)


    165,677                          292,474  IOI Berhad                               $414,192        $316,993       $731,185
                    126,797


                                             APPLICATIONS SOFTWARE (0.63%)


      6,624                           12,011  Infosys Technologies                      278,364                        504,745
                      5,387                                                                             226,381


                                             APPLICATIONS SOFTWAREN (0.28%)


      5,085                            8,887  TATA Consultancy Services (1)             129,392                        226,137
                      3,802                                                                              96,745


                                             AUTO-CARS & LIGHT TRUCKS (0.77%)


      7,180                           12,720  Hyundai Motor                             348,257                        616,968
                      5,540                                                                             268,711


                                             AUTO/TRUCK PARTS & EQUIPMENT-
                                             REPLACEMENT (0.00%)                              0


                                           5 Hyundai Mobis                                                                 256
          -               5                                                                   -             256


                                             BICYCLE MANUFACTURING (0.03%)


      7,000                           19,000  Giant Manufacturing                        10,184                         27,642
                     12,000                                                                              17,458


                                             BREWERY (0.52%)


      6,240                           11,240  Efes Breweries International (1)          173,160                        311,910
                      5,000                                                                             138,750


      3,346                            6,184  Quilmes Industrial                         54,741                        101,171
                      2,838                                                                              46,430


                                             BUILDING PRODUCTS-CEMENT &
                                             AGGREGATE (0.70%)


     42,469                           74,492  Gujarat Ambuja Cements Ltd. (1)           320,121                        561,502
                     32,023                                                                             241,381


                                             BUILDING-HEAVY CONSTRUCTION (0.46%)


    159,956                          296,793  IJM                                       197,840                        367,086
                    136,837                                                                             169,246


                                             BUILDING-RESIDENTIAL &
                                             COMMERCIAL (1.76%)


    192,743                          345,980  Corporacion GEO (1)                       300,828                        539,996
                    153,237                                                                             239,168


     36,680                           64,547  Hyundai Development                       491,469                        864,855
                     27,867                                                                             373,386


                                             CELLULAR TELECOMMUNICATIONS (5.74%)


     90,174                          169,190  Advanced Info Service Public (2) (3)      205,315                        385,225
                     79,016                                                                             179,910


    351,695                          629,629  America Telecom (1)                       853,869                      1,528,656
                    277,934                                                                             674,787


    458,700                          844,500  Far EasTone Telecommunications            490,214                        902,519
                    385,800                                                                             412,305


    222,196                          386,559  Maxis Communications                      502,865                        874,845
                    164,363                                                                             371,980


      4,416                            7,919  Vimpel Communications (1)                 503,424                        902,766
                      3,503                                                                             399,342


                                             CIRCUIT BOARDS (0.55%)


    373,000                          674,000  Unimicron Technology                      241,185                        435,815
                    301,000                                                                             194,630


                                             COAL (0.51%)


    144,132                          308,381  Yanzhou Coal Mining                       189,808                        406,108
                    164,249                                                                             216,300


                                             COMMERCIAL BANKS (14.00%)


     68,519                          123,519  ABSA Group                                745,558                      1,344,015
                     55,000                                                                             598,457


     52,137                           92,137  Banco do Brasil                           522,100                        922,660
                     40,000                                                                             400,560


    260,609                          470,328  Bank Leumi Le-Israel                      543,600                        981,050
                    209,719                                                                             437,450


  2,362,542                        4,264,204  Bank Rakyat                               506,259                        913,758
                  1,901,662                                                                             407,499


     19,027                           34,420  BBVA Banco Frances                        123,676                        223,730
                     15,393                                                                             100,054


    291,390                          539,489  Chinatrust Financial Holding              332,344                        615,313
                    248,099                                                                             282,969


      8,194                           14,001  CorpBanca (2) (3)                         216,772                        370,396
                      5,807                                                                             153,624


     16,162                           29,494  Credicorp                                 232,733                        424,714
                     13,332                                                                             191,981


     73,610                          133,010  Daegu Bank                                440,542                        796,040
                     59,400                                                                             355,498


      3,811                            6,736  E.Sun Financial Holding (1) (2)            65,028                        114,938
                      2,925                                                                              49,910


    419,000                          740,000  E.Sun Financial Holding                   285,981                        505,074
                    321,000                                                                             219,093


    178,196                          314,793  EON Capital                               281,362                        497,041
                    136,597                                                                             215,679


     15,670                           28,220  Hana Bank                                 391,225                        704,555
                     12,550                                                                             313,330


     24,308                           44,290  Hansabank                                 244,276                        445,079
                     19,982                                                                             200,803


     12,687                           22,465  OTP Bank                                  319,763                        566,207
                      9,778                                                                             246,444


154,646,091                      268,121,043  Turkiye Garanti Bankasi (1)               413,229                        716,445
                113,474,952                                                                             303,216


141,594,083                      256,514,412  Turkiye Is Bankasi                        585,774                      1,061,199
                114,920,329                                                                             475,425


                                             COMPUTERS (0.87%)


     94,000                          168,000  High Tech Computer                        391,139                        699,057
                     74,000                                                                             307,918


                                             COMPUTERS-PERIPHERAL EQUIPMENT (0.81%)


    407,000                          723,800  Lite-On Technology                        363,077                        645,689
                    316,800                                                                             282,612


                                             COSMETICS & TOILETRIES (0.22%)


        490                              880  Pacific                                    95,855                        172,148
                        390                                                                              76,293


                                             DIVERSIFIED FINANCIAL SERVICES (1.27%)


    127,013                          225,578  RMB Holdings                              387,794                        688,731
                     98,565                                                                             300,937


      9,214                           16,591  Shinhan Financial Group                   181,482                        326,782
                      7,377                                                                             145,300


                                             DIVERSIFIED MANUFACTURING
                                             OPERATIONS (0.84%)


     26,520                           47,770  Cheil Industries                          374,289                        674,200
                     21,250                                                                             299,911


                                             DIVERSIFIED MINERALS (3.13%)


     45,498                           82,098  Anglo American                            989,392                      1,785,290
                     36,600                                                                             795,898


     22,003                           39,483  Antofagasta                               402,355                        722,000
                     17,480                                                                             319,645


                                             DIVERSIFIED OPERATIONS (3.80%)


    116,705                          208,839  Alfa                                      453,857                        812,159
                     92,134                                                                             358,302


     27,942                           50,827  Barloworld                                388,216                        706,172
                     22,885                                                                             317,956


    174,266                          318,117 China Merchants Holdings International     257,478                        470,019
                    143,851                  (4)                                                        212,541


     79,980                          137,966  Citic Pacific                             204,487                        352,741
                     57,986                                                                             148,254


     26,868                           47,222  Imperial Holdings (1)                     399,475                        702,099
                     20,354                                                                             302,624


                                             ELECTRIC PRODUCTS-MISCELLANEOUS (0.36%)


      3,022                            5,061  LG Electronics                            170,603                        285,712
                      2,039                                                                             115,109


                                             ELECTRIC-GENERATION (0.57%)


    121,800                          212,800  Electricity Generating                    195,758                        342,014
                     91,000                                                                             146,256


     83,500                           83,500  National Thermal Power (1) (3)            114,119                        114,119
                          -                                                                                   -


                                             ELECTRONIC COMPONENTS-
                                             MISCELLANEOUS (5.18%)


      5,400                            9,653  Samsung Electronics                     2,119,964                      3,789,632
                      4,253                                                                           1,669,668


      2,150                            3,950  Samsung SDI                               193,971                        356,365
                      1,800                                                                             162,394


                                             ELECTRONIC COMPONENTS-
                                             SEMICONDUCTOR (1.16%)


     44,750                           81,480  Hynix Semiconductor (1)                   507,660                        924,338
                     36,730                                                                             416,678


                                             FINANCE-OTHER SERVICES (0.95%)


    455,000                          803,000  Fubon Financial Holding                   429,053                        757,207
                    348,000                                                                             328,154


                                             FOOD-MISCELLANEOUS/DIVERSIFIED (0.47%)


     44,296                           73,093  Global Bio-Chem Technology Group
                                              - warrants                                  3,073                          5,071
                     28,797                  (1)                                                          1,998


     14,070                           26,358  Tiger Brands                              198,111                        371,131
                     12,288                                                                             173,020


                                             FOOD-RETAIL (0.53%)


      7,832                           15,212  Cencosud (1) (2)                          174,044                        338,044
                      7,380                                                                             164,000


     14,070                           26,358  SPAR Group (1)                             47,300                         88,609
                     12,288                                                                              41,309


                                             FOOTWEAR & RELATED APPAREL (0.57%)


     20,628                           37,392  Grendene (1)                              249,977                        453,129
                     16,764                                                                             203,152


                                             GAS-DISTRIBUTION (1.74%)


      7,360                           13,310  Korea Gas                                 224,186                        405,423
                      5,950                                                                             181,237


     14,626                           26,415  OAO Gazprom (2)(3)                        545,988                        986,072
                     11,789                                                                             440,084


                                             HOME FURNISHINGS (0.89%)


     76,100                          136,600  Lewis Group (1)                           394,867                        708,789
                     60,500                                                                             313,922


                                             HOUSEWARES (0.78%)


140,614,000                      254,370,000  Turk Sise ve Cam Fabrikalari              343,310                        621,046
                113,756,000                                                                             277,736


                                             IMPORT & EXPORT (0.65%)


    507,257                          931,869  Testrite International                    282,442                        518,867
                    424,612                                                                             236,425


                                             INTERNET SECURITY (1.03%)


     19,930                           36,502  Check Point Software Technologies  (1)    450,837                        825,712
                     16,572                                                                             374,875


                                             LIFE & HEALTH INSURANCE (0.65%)


    200,095                          359,935  New Africa Capital                        287,591                        517,325
                    159,840                                                                             229,734


                                             NON-FERROUS METALS (1.14%)


    122,358                          222,270  Grupo Mexico (1)                          503,957                        915,465
                     99,912                                                                             411,508


                                             OIL COMPANY-EXPLORATION &
                                             PRODUCTION (1.67%)


     15,217                           28,350  Oil & Natural Gas                         264,373                        492,540
                     13,133                                                                             228,167


    118,316                          202,852  PTT Public (3)                            489,802                        839,762
                     84,536                                                                             349,960


                                             OIL COMPANY-INTEGRATED (9.72%)


  1,738,058                        3,097,975  China Petroleum & Chemical                658,744                      1,174,169
                  1,359,917                                                                             515,425


      7,250                           13,143  LUKOIL                                    906,250                      1,642,875
                      5,893                                                                             736,625


      5,997                           11,313  MOL Magyar Olaj-es Gazipari               334,575                        631,156
                      5,316                                                                             296,581


  1,134,992                        1,915,651  PetroChina                                594,225                      1,002,939
                    780,659                                                                             408,714


     30,932                           55,719  Petroleo Brasileiro                     1,098,395                      1,978,581
                     24,787                                                                             880,186


     23,220                           41,005  Sasol                                     458,178                        809,112
                     17,785                                                                             350,934


      7,900                           13,600  Surgutneftegaz                            312,050                        537,200
                      5,700                                                                             225,150


                                             OIL REFINING & MARKETING (1.56%)


     52,520                           92,557  Polski Koncern Naftowy Orlen              565,570                        996,715
                     40,037                                                                             431,145


    141,000                          254,300  Thai Oil Public (1) (3)                   139,060                        250,801
                    113,300                                                                             111,741


                                             OIL-FIELD SERVICES (0.91%)


      9,396                           16,273  Tenaris                                   420,659                        728,542
                      6,877                                                                             307,883


                                             PAPER & RELATED PRODUCTS (0.51%)


     75,115                          135,933  Kimberly-Clark de Mexico                  224,770                        406,759
                     60,818                                                                             181,989


                                             PETROCHEMICALS (2.00%)


     14,610                           26,670  Honam Petrochemical                       571,611                      1,043,454
                     12,060                                                                             471,843


    831,210                        1,584,753  SINOPEC Shanghai Petrochemical            291,010                        554,828
                    753,543                                                                             263,818


                                             REAL ESTATE OPERATOR & DEVELOPER (1.05%)


     10,280                           18,395  IRSA Inversiones y  Representaciones       97,763                        174,937
                      8,115                  (1)                                                         77,174


    196,242                          345,030  Kerry Properties                          378,193                        664,934
                    148,788                                                                             286,741


                                             RETAIL-APPAREL & SHOE (1.78%)


     23,158                           41,009  Edgars Consolidated Stores                804,842                      1,425,242
                     17,851                                                                             620,400


                                             RETAIL-AUTOMOBILE (0.63%)


    311,427                          584,452  Astra International                       268,649                        504,171
                    273,025                                                                             235,522


                                             RETAIL-DISCOUNT (0.52%)


    199,560                          384,330  Siam Makro (3)                            216,253                        416,479
                    184,770                                                                             200,226


                                             RETAIL-HYPERMARKETS (0.73%)


    102,922                          182,986  Organizacion Soriana                      330,289                        587,224
                     80,064                                                                             256,935


                                             RETAIL-MISCELLANEOUS/DIVERSIFIED (0.57%)


     36,856                           65,652  Massmart Holdings                         256,181                        456,338
                     28,796                                                                             200,157


                                             RUBBER & PLASTIC PRODUCTS (0.22%)


     36,000                           64,000  Taiwan Green Point Enterprises             99,147                        176,261
                     28,000                                                                              77,114


                                             SEMICONDUCTOR COMPONENT-INTEGRATED
                                             CIRCUITS (1.38%)


    152,000                          269,000  Realtek Semiconductor                     151,522                        268,154
                    117,000                                                                             116,632


    364,097                          635,494  Taiwan Semiconductor                      477,397                        833,248
                    271,397                  Manufacturing                                              355,851


                                             SHIP BUILDING (0.81%)


     65,950                          119,830  Samsung Heavy Industries                  356,996                        648,655
                     53,880                                                                             291,659


                                             STEEL PRODUCERS (3.61%)


      5,325                            9,611  Cherepovets MK Severstal (1) (3)          213,370                        385,108
                      4,286                                                                             171,738


    219,000                          383,000  China Steel                               220,278                        385,235
                    164,000                                                                             164,957


     55,465                          100,233  Iscor                                     486,417                        879,023
                     44,768                                                                             392,606


     12,679                           22,966  POSCO                                     474,068                        858,699
                     10,287                                                                             384,631


     34,103                           60,161  Tata Iron & Steel                         216,240                        381,469
                     26,058                                                                             165,229


                                             TELECOMMUNICATION SERVICES (3.83%)


    698,204                        1,296,326  China Telecom                             224,261                        416,375
                    598,122                                                                             192,114


     87,829                          157,691  Mahanagar Telephone Nigam                 266,982                        479,348
                     69,862                                                                             212,366


     32,096                           56,934  SK Telecom                                633,254                      1,123,308
                     24,838                                                                             490,054


     74,100                          137,200  Telekom Malaysia                          224,250                        415,210
                     63,100                                                                             190,960


    742,000                        1,318,000  Telekomunikasi Indonesia                  354,692                        630,033
                    576,000                                                                             275,341


                                             TELEPHONE-INTEGRATED (2.19%)


    185,497                          334,190  Carso Global Telecom (1)                  285,498                        514,351
                    148,693                                                                             228,853


     27,143                           49,751   Philippine Long Distance Telephone       677,009                      1,240,904
                     22,608                  (1)                                                        563,895


                                             TOBACCO (0.19%)


      2,850                            5,610  Korea Tobacco & Ginseng                    78,919                        155,346
                      2,760                                                                              76,427


                                             TRANSPORT-MARINE (1.96%)


    228,983                          501,649  China Shipping Development (4)            191,226                        418,932
                    272,666                                                                             227,706


        657                            1,165  Evergreen Marine                              566                          1,004
                        508                                                                                 438


     61,442                          110,600  Malaysia International Shipping           215,047                        387,100
                     49,158                                                                             172,053


    429,950                          788,850  Wan Hai Lines                             413,154                        758,033
                    358,900                                                                             344,879


                                             WIRELESS EQUIPMENT (1.18%)


    218,827                          401,077  Gemtek Technology                         514,232                        942,510
                    182,250                                                                             428,278


                                                             TOTAL COMMON STOCKS     40,737,124                     73,189,822
                                                                                                     32,452,698


                                             PREFERRED STOCKS (6.67%)


                                             AIRLINES (0.79%)


     33,195                           61,096  Gol Linhas Aereas Inteligentes            342,876                        631,069
                     27,901                  (1)                                                        288,193


                                             COMMERCIAL BANKS (1.03%)


      7,562                           13,603  Banco Bradesco                            457,268                        822,563
                      6,041                                                                             365,295


                                             DIVERSIFIED MINERALS (1.78%)


  1,276,434                        2,394,017  Caemi Mineracao e Metalurgica (1)         764,251                      1,433,392
                  1,117,583                                                                             669,141


                                             FOOD-MEAT PRODUCTS (0.94%)


    232,667                          413,477  Sadia                                     421,179                        748,486
                    180,810                                                                             327,307


                                             MACHINERY-GENERAL INDUSTRY (0.72%)


    123,028                          217,759  WEG                                       319,632                        565,747
                     94,731                                                                             246,115


                                             PETROCHEMICALS (0.44%)


  5,325,790                        9,514,211  Braskem                                   195,801                        349,787
                  4,188,421                                                                             153,986


                                             STEEL PRODUCERS (0.97%)


  5,283,248                        9,573,426  Cia Siderurgica de Tubarao                213,291                        386,490
                  4,290,178                                                                             173,199


     15,011                           25,960  Usinas Siderurgicas de Minas              227,320                        393,127
                     10,949                  Gerais                                                     165,807


                                                          TOTAL PREFERRED STOCKS      2,941,618                      5,330,661
                                                                                                      2,389,043


                                             COMMERCIAL PAPER (1.11%)

                                             FINANCE-MORTGAGE LOAN/BANKER (1.11%)
                                     888,937  Investment in Joint Trading Account;
                                              Federal Home Loan Bank                                                   888,937
          -         888,937                  1.69%; 11/01/04                                  -         888,937


                                                          TOTAL COMMERCIAL PAPER                                       888,937
                                                                                              -         888,937
                                             REPURCHASE AGREEMENTS (0.31%)
                                              Washington Mutual Capital; 1.95%;
                                              dated 10/29/04 maturing 11/01/04
                                     250,041  (collateralized by U.S.Government
                                              Agency Securities; $255,000;                                             250,000
    250,041               -                  08/01/19 - 11/01/34) (5)                   250,000               -


                                                     TOTAL REPURCHASE AGREEMENTS                                       250,000
                                                                                        250,000               -

                                            TOTAL PORTFOLIO INVESTMENTS (99.58%)     43,928,742                     79,659,420
                                                                                                     35,730,678

                                            Cash, receivables and other assets,
                                              net of liabilities (0.42%)                 23,052         312,310        335,362

                                                      TOTAL NET ASSETS (100.00%)    $43,951,794     $36,042,988    $79,994,782
                                                                                   ===============================================

(1)  Non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,194,675 or 2.74% of net assets.
(3) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled 3,747,962 or 4.69% of net assets
(4)  Security or a portion of the security was on loan at the end of the period
(5)  Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.

                               Unrealized Appreciation                                  $6,784,451    $4,430,475      $11,214,926
                               Unrealized Depreciation                                   (459,519)      (397,001)        (856,520)
                                                                                     ---------------------------------------------
                               Net Unrealized Appreciation (Depreciation)                6,324,932     4,033,474       10,358,406
                               Cost for federal income tax purposes                    $37,603,810   $31,697,204      $69,301,014


                                                INVESTMENTS BY COUNTRY (UNAUDITED)

                    Percentage of Total Value         Country                                             Value
------------------------------------------------------------------------------------------------------------------------------------
      1.36%           1.27%            1.32%     Argentina                                 $599,075        $454,367   $1,053,442
      10.95           10.84            10.90     Brazil                                   4,812,090       3,872,941    8,685,031
       0.89            0.89             0.89     Chilie                                     390,817         317,624      708,441
       3.95            3.96             3.96     China                                    1,735,206       1,415,664    3,150,870
       2.86            2.96             2.91     Hong Kong                                1,257,301       1,057,948    2,315,249
       1.49            1.52             1.50     Hungary                                    654,337         543,026    1,197,363
       3.62            3.27             3.46     India                                    1,589,590       1,170,268    2,759,858
       2.57            2.57             2.57     Indonesia                                1,129,600         918,361    2,047,961
       2.26            2.27             2.27     Israel                                     994,437         812,325    1,806,762
      17.42           17.05            17.26     Korea                                    7,654,350       6,092,384   13,746,734
       4.18            4.02             4.11     Malaysia                                 1,835,556       1,436,911    3,272,467
       6.72            6.58             6.66     Mexico                                   2,953,068       2,351,542    5,304,610
       0.39            0.39             0.39     Netherlands                                173,160         138,750      311,910
       0.53            0.54             0.53     Peru                                       232,733         191,981      424,714
       1.54            1.58             1.56     Philippines                                677,009         563,896    1,240,905
       1.29            1.21             1.25     Poland                                     565,570         431,145      996,715
       3.59            3.46             3.53     Russia                                   1,574,833       1,236,313    2,811,146
      11.05           10.75            10.92     South Africa                             4,854,529       3,842,057    8,696,586
       0.56            0.56             0.56     Spain                                      244,276         200,803      445,079
      10.85           10.69            10.78     Taiwan                                   4,766,944       3,819,624    8,586,568
       2.84            2.77             2.80     Thailand                                 1,246,188         988,093    2,234,281
       3.06            2.96             3.01     Turkey                                   1,342,313       1,056,376    2,398,689
       3.17            3.12             3.15     United Kingdom                           1,391,747       1,115,543    2,507,290
       2.86            4.77             3.71     United States                            1,254,013       1,702,736    2,956,749
                                                                       TOTAL            $43,928,742     $35,730,678  $79,659,420
                                                                                     =============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.
As of October 31, 2004, all securities held by the Acquired Fund would comply with the investment restrictions of the Acquiring Fund.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS

Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government Securities Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners MidCap Growth Fund, Real Estate Securities Fund and SmallCap Blend Fund (the "Acquiring Funds"), are series of Principal Investors Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.


2. BASIS OF COMBINATION

On February 24, 2005, the Board of Directors of Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc. Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc. and Principal SmallCap Fund, Inc. (the "Acquired Funds") each approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of each Acquired Fund, Principal Investors Fund, Inc. will acquire all the assets of each Acquired Fund subject to the liabilities of such Acquired Fund, in exchange for a number of shares equal to the pro rata net assets of shares of the Acquiring Funds (the "Reorganization"), as set forth below.

 ACQUIRED FUND                                  ACQUIRING FUND
 Principal Balanced Fund, Inc.                  Disciplined LargeCap Blend Fund
 Principal Bond Fund, Inc.                      Bond & Mortgage Securities Fund
 Principal Capital Value Fund, Inc.             LargeCap Value Fund
 Principal Cash Management Fund, Inc.           Money Market Fund
 Principal Government Securities Income Fund,   Government Securities Fund
 Inc.
 Principal Growth Fund, Inc.                    LargeCap Growth Fund
 Principal International Emerging Markets       International Emerging Markets
 Fund, Inc.                                     Fund
 Principal International Fund, Inc.             Diversified International Fund
 Principal International SmallCap Fund, Inc.    Diversified International Fund
 Principal LargeCap Stock Index Fund, Inc.      LargeCap S&P 500 Index Fund
 Principal Limited Term Bond Fund, Inc.         High Quality Short-Term Bond
                                                Fund
 Principal MidCap Fund, Inc.                    MidCap Blend Fund
 Principal Partners Blue Chip Fund, Inc.        Partners LargeCap Blend Fund I
 Principal Partners LargeCap Blend Fund, Inc.   Partners LargeCap Blend Fund
 Principal Partners MidCap Growth Fund, Inc.    Partners MidCap Growth Fund
 Principal Real Estate Securities Fund, Inc.    Real Estate Securities Fund
 Principal SmallCap Fund, Inc.                  SmallCap Blend Fund


The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at October 31, 2004. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of the Acquired Funds and the Acquiring Funds at October 31, 2004. The unaudited pro forma statements of operations reflect the results of operations of the Acquired Funds and the Acquiring Funds for the twelve months ended October 31, 2004. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for the Acquired Funds and the Acquiring Funds under U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Funds for pre-combination periods will not be restated.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.


3. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


4. SECURITY VALUATION

The Acquired and Acquiring Funds (with the exception of Principal Cash Management Fund, Inc. and Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by each Fund's Board of Directors.

                                  (UNAUDITED)
 -------------------------------------------------------------------------------
4. SECURITY VALUATION (CONTINUED)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by Principal Management Corporation under procedures established and periodically reviewed by each Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Principal Cash Management Fund, Inc. and Money Market Fund value their securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.


5. FUTURES CONTRACTS

The Acquired and Acquiring Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.


6. REPURCHASE AGREEMENTS

The Acquired and Acquiring Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. The value of the collateral is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.


7. REVERSE REPURCHASE AGREEMENTS

Certain of the Acquired and Acquiring Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.


8. SECURITIES LENDING

Certain of the Acquired and Acquiring Funds may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable fund receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the fund on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.


9. SWAP AGREEMENTS

Certain of the Acquired and Acquiring Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily based on an evaluated price provided by a pricing service; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statement of operations. Upon termination of the swap agreement, the fund recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the funds' schedules of investments.

                                  (UNAUDITED)
 -------------------------------------------------------------------------------
10. CAPITAL SHARES

The pro forma net asset value per share assumes issuance of shares of the Acquiring Funds that would have been issued at October 31, 2004, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of the Acquired Funds, as of October 31, 2004, divided by the net asset value per share of the Acquiring Funds as of October 31, 2004. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statements of assets and liabilities.


11. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on October 31, 2004. The expenses of the Acquired Funds were adjusted assuming the fee structure of the Acquiring Funds was in effect for the twelve months ended October 31, 2004.


12. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Acquired Funds will distribute substantially all of their net investment income and any realized gains prior to the reorganization date.


13.  SUBSEQUENT EVENTS

Effective November 1, 2004, initial purchases of Advisors Signature shares of the Acquiring Funds were made by Principal Life Insurance Company. The pro forma financial statements do not reflect the addition of Advisors Signature shares.

Effective January 1, 2005, certain of the Acquiring Funds implemented management and investment advisory fee schedules as follows:

                                           NET ASSETS OF FUNDS (IN MILLIONS)
                                          ----------------------------------
                                          FIRST    NEXT    NEXT        OVER
                                           $500    $500    $500    $1.5 BILLION
                                          ------  ------  ------  --------------
 Bond & Mortgage Securities Fund           .55%    .53%    .51%        .50%
 Disciplined LargeCap Blend Fund           .60     .58     .56         .55
 Diversified International Fund            .90     .88     .86         .85
 Government Securities Fund                .40     .38     .36         .35
 High Quality Short-Term Bond Fund         .40     .38     .36         .35
 International Emerging Markets Fund      1.35    1.33    1.31        1.30
 LargeCap Growth Fund                      .55     .53     .51         .50
 LargeCap Value Fund                       .45     .43     .41         .40
 MidCap Blend Fund                         .65     .63     .61         .60
 Money Market Fund                         .40     .38     .37         .36
 Partners LargeCap Blend Fund              .75     .73     .71         .70
 Partners LargeCap Blend Fund I            .45     .43     .41         .40
 Partners MidCap Growth Fund              1.00     .98     .96         .95
 Real Estate Securities Fund               .85     .83     .81         .80
 SmallCap Blend Fund                       .75     .73     .71         .70

The fee schedule described above is reflected in the pro forma statements of operations.

Effective February 28, 2005, Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc. exchanged all Class B shares into Class A shares. The pro forma financial statements do not reflect the discontinuation of Class B shares.

Effective March 1, 2005, International Fund I and LargeCap Blend Fund I changed their names to Diversified International Fund and Disciplined LargeCap Blend Fund, respectively.